UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-02354

BlackRock Liquidity Funds

(Exact name of registrant as specified in charter)

100 Bellevue Parkway

Wilmington, DE 19809

(Address of principal executive offices) (Zip code)

Brian Kindelan

100 Bellevue Parkway

Wilmington, DE 19809

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-441-7762

Date of fiscal year end: October 31, 2005

Date of reporting period: October 31, 2005

Item 1. Reports to Stockholders.

The Registrant’s annual report to shareholders is as follows.

•

•

•

•

•

•

•

Bear Stearns

Money Market Funds

Annual Report Dated

October 31, 2005

TempFund

TempCash

FedFund

MuniFund

MuniCash

California Money Fund

New York Money Fund

The Securities and Exchange Commission has not approved or disapproved the Funds’ shares or determined if this prospectus is accurate or complete. It is a criminal offense to state otherwise.

                           BLACKROCK LIQUIDITY FUNDS

*TempFund
*TempCash
*FedFund

*MuniFund
*MuniCash
*California Money Fund
*New York Money Fund

Shareholder Letter..........................................................1
Portfolio Summaries

Statement of Net Assets/Schedule of Investments..........................9-55
  California Money Fund Statement of Assets and Liabilities................51
Key to Investment Abbreviations............................................56
Portfolio Financial Statements
  Statements of Operations..............................................58-59
  Statements of Changes in Net Assets...................................60-62
  Financial Highlights..................................................64-75
Notes to Financial Statements...........................................76-87
Report of Independent Registered Public Accounting Firm....................88
Fund Management.........................................................89-91
Additional Information.....................................................92

                           BLACKROCK LIQUIDITY FUNDS

100 Bellevue Parkway 4th Floor

 Wilmington,DE 19809
(302) 797-2000
www.blackrock.com

December 16, 2005

Dear Shareholder:

     We are pleased to present the Annual Report to Shareholders of Bear
Stearns Shares, Bear Stearns Private Client Shares, Bear Stearns Premier Shares
and Bear Stearns Premier Choice Shares for the year ended October 31, 2005.

     BlackRock Liquidity Funds offers a variety of high quality Taxable and
Tax-Exempt Money Market Funds designed to meet the varied needs of our investors. Please contact your account representative to discuss your investment options. We welcome the opportunity to serve you.

Sincerely,

[GRAPHIC OMITTED]

Ralph L. Schlosstein
Chairman & President

                                                                               1

                                   TEMPFUND

FUND PROFILE

(Portfolio Composition - % of Portfolio)

(Agency Obligations) (1.5)
(Certificates of Deposit) (14.6)
(Commercial Paper) (35.1)
(Master Notes) (4.2)
(Variable Rate Obligations) (18.9)
(Time Deposits) (5.1)
(Repurchase Agreements) (20.6)

(Distribution - Weighted Average Maturity 23 days)

(1-30)(72.4)
(31-60)(24.1)
(61-90)(1.8)
(91-120)(0.1)
(120-150)(0.1)
(Over150)(1.7)

--------------------------------------------------------------------------------
EXPENSE EXAMPLE

As a shareholder of the Fund, you incur ongoing costs, including advisory fees, distribution (12b-1) and service fees, where applicable; and other Fund expenses. This Example is intended to help you understand your ongoing costs
(in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example below is based on an investment of $1,000 invested at the beginning of the period and held for the entire period May 1, 2005 to October 31, 2005.

The information under "Actual Expenses," together with the amount you invested, allows you to estimate actual expenses paid over the reporting period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60) and multiply the result by the cost shown for your share class, in the row entitled "Expenses Incurred During Period," to estimate the expenses paid on your account during this period.

The information under "Hypothetical Expenses" provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expense you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

                                                     Actual Expenses
                           --------------------------------------------------------------------
                               Insti-                      Cash          Cash        Adminis-
                              tutional       Dollar     Management     Reserve       tration
                           ------------- ------------- ------------ ------------- -------------
Beginning Account Value
 (05/01/05) (in Dollars)       1,000.00      1,000.00     1,000.00      1,000.00      1,000.00
Ending Account Value
 (10/31/05) (in Dollars)       1,016.50      1,015.20     1,014.00      1,002.50      1,016.00
Expenses Incurred During
 Period (05/01/05 -
 10/31/05)*                        0.91          2.18         3.45          0.45          1.42

                                               Actual Expenses
                           -------------------------------------------------------
                                              Bear          Bear
                                            Stearns       Stearns         Bear
                                Bear        Premier       Private       Stearns
                              Stearns        Choice        Client       Premier
                           ------------- ------------- ------------- -------------
Beginning Account Value
 (05/01/05) (in Dollars)       1,000.00      1,000.00      1,000.00      1,000.00
Ending Account Value
 (10/31/05) (in Dollars)       1,012.30      1,015.10      1,014.40      1,014.40
Expenses Incurred During
 Period (05/01/05 -
 10/31/05)*                        5.07          2.29          3.05          3.05

                                                                Hypothetical Expenses
                                                             (5% return before expenses)
                           ------------------------------------------------------------------------------------------------
                                                                                                                   Bear
                                                                                                                 Stearns
                               Insti-                      Cash          Cash        Adminis-        Bear        Premier
                              tutional       Dollar     Management     Reserve       tration       Stearns        Choice
                           ------------- ------------- ------------ ------------- ------------- ------------- -------------
Beginning Account Value
 (05/01/05) (in Dollars)       1,000.00      1,000.00     1,000.00      1,000.00      1,000.00      1,000.00      1,000.00
Ending Account Value
 (10/31/05) (in Dollars)       1,024.08      1,022.81     1,021.53      1,024.55      1,023.57      1,019.90      1,022.70
Expenses Incurred During
 Period (05/01/05 -
 10/31/05)*                        0.92          2.19         3.47          0.45          1.43          5.10          2.30

                              Hypothetical Expenses
                           (5% return before expenses)
                           ---------------------------
                                Bear
                              Stearns         Bear
                              Private       Stearns
                               Client       Premier
                           ------------- -------------
Beginning Account Value
 (05/01/05) (in Dollars)       1,000.00      1,000.00
Ending Account Value
 (10/31/05) (in Dollars)       1,021.94      1,021.94
Expenses Incurred During
 Period (05/01/05 -
 10/31/05)*                        3.06          3.06

*For each class of the Fund, expenses are equal to the Fund's annualized expense ratio for the period of 0.18%, 0.43%, 0.68%, 0.58%, 0.28%, 1.00%,
0.45%, 0.60%, and 0.60% for Institutional, Dollar, Cash Management, Cash
Reserve, Administration, Bear Stearns, Bear Stearns Premier Choice, Bear
Stearns Private Client and Bear Stearns Premier respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period) and 28/365 with respect to Cash Reserves shares (to reflect the period the share class was open during the period).

2

                                   TEMPCASH

FUND PROFILE

(Portfolio Composition - % of Portfolio)

(Repurchase Agreements) (9.8)
(Certificates of Deposit) (13.1)
(Commercial Paper) (32.6)
(Master Notes) (4.1)
(Variable Rate Obligations) (26.6)
(Time Deposits) (13.8)

(Distribution - Weighted Average Maturity 22 days)

(1-30)(72.1)
(31-60)(25.9)
(61-90)(0.2)
(91-120)(0.1)
(121-150)(0.1)
(Over150)(1.8)

--------------------------------------------------------------------------------
EXPENSE EXAMPLE

As a shareholder of the Fund, you incur ongoing costs, including advisory fees, distribution (12b-1) and service fees, where applicable; and other Fund expenses. This Example is intended to help you understand your ongoing costs
(in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example below is based on an investment of $1,000 invested at the beginning of the period and held for the entire period May 1, 2005 to October 31, 2005.

The information under "Actual Expenses," together with the amount you invested, allows you to estimate actual expenses paid over the reporting period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60) and multiply the result by the cost shown for your share class, in the row entitled "Expenses Incurred During Period," to estimate the expenses paid on your account during this period.

The information under "Hypothetical Expenses" provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expense you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

                                          Actual Expenses
                   -------------------------------------------------------------
                                                   Bear Stearns    Bear Stearns
                    Institutional      Dollar     Premier Choice      Premier
                   --------------- ------------- ---------------- --------------
Beginning Account
 Value (05/01/05)
 (in Dollars)           1,000.00       1,000.00       1,000.00        1,000.00
Ending Account
 Value (10/31/05)
 (in Dollars)           1,016.60       1,015.40       1,015.30        1,014.50
Expenses Incurred
 During Period
 (05/01/05 -
 10/31/05)*                 0.91           2.18           2.29            3.05

                                      Hypothetical Expenses
                                   (5% return before expenses)
                   ------------------------------------------------------------
                                                   Bear Stearns    Bear Stearns
                    Institutional      Dollar     Premier Choice     Premier
                   --------------- ------------- ---------------- -------------
Beginning Account
 Value (05/01/05)
 (in Dollars)           1,000.00       1,000.00       1,000.00        1,000.00
Ending Account
 Value (10/31/05)
 (in Dollars)           1,024.08       1,022.81       1,022.70        1,021.94
Expenses Incurred
 During Period
 (05/01/05 -
 10/31/05)*                 0.92           2.19           2.30            3.06

*For each class of the Fund, expenses are equal to the Fund's annualized expense ratio for the period of 0.18%, 0.43%, 0.45% and 0.60% for
Institutional, Dollar, Bear Stearns Premier Choice and Bear Stearns Premier,
respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

                                                                               3

                                    FEDFUND

FUND PROFILE

(Portfolio Composition - % of Portfolio)

(Repurchase Agreements) (75.1)
(Agency Obligations) (24.9)

(Distribution - Weighted Average Maturity 12 days)

(1-30)(82.4)
(31-60)(16.8)
(61-90)(0.1)
(91-120)(0.1)
(121-150)(0.1)
(Over150)(0.8)

--------------------------------------------------------------------------------
EXPENSE EXAMPLE

As a shareholder of the Fund, you incur ongoing costs, including advisory fees, distribution (12b-1) and service fees, where applicable; and other Fund expenses. This Example is intended to help you understand your ongoing costs
(in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example below is based on an investment of $1,000 invested at the beginning of the period and held for the entire period May 1, 2005 to October 31, 2005.

The information under "Actual Expenses," together with the amount you invested, allows you to estimate actual expenses paid over the reporting period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60) and multiply the result by the cost shown for your share class, in the row entitled "Expenses Incurred During Period," to estimate the expenses paid on your account during this period.

The information under "Hypothetical Expenses" provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expense you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

                                                        Actual Expenses
                           --------------------------------------------------------------------------
                                                              Cash                           Bear
                            Institutional      Dollar       Reserve     Administration     Stearns
                           --------------- ------------- ------------- ---------------- -------------
Beginning Account Value
 (05/01/05) (in Dollars)        1,000.00       1,000.00      1,000.00       1,000.00        1,000.00
Ending Account Value
 (10/31/05) (in Dollars)        1,016.20       1,015.00      1,014.20       1,015.70        1,012.20
Expenses Incurred During
 Period (05/01/05 -
 10/31/05)*                         1.02           2.29          3.05           0.96            5.07

                                        Actual Expenses
                           -----------------------------------------
                                Bear          Bear
                              Stearns       Stearns         Bear
                              Premier       Private       Stearns
                               Choice        Client       Premier
                           ------------- ------------- -------------
Beginning Account Value
 (05/01/05) (in Dollars)       1,000.00      1,000.00      1,000.00
Ending Account Value
 (10/31/05) (in Dollars)       1,015.00      1,014.20      1,014.20
Expenses Incurred During
 Period (05/01/05 -
 10/31/05)*                        2.29          3.05          3.05

                                                                   Hypothetical Expenses
                                                                (5% return before expenses)
                           ------------------------------------------------------------------------------------------------------
                                                                                                           Bear          Bear
                                                                                                         Stearns       Stearns
                                                              Cash                           Bear        Premier       Private
                            Institutional      Dollar       Reserve     Administration     Stearns        Choice        Client
                           --------------- ------------- ------------- ---------------- ------------- ------------- -------------
Beginning Account Value
 (05/01/05) (in Dollars)        1,000.00       1,000.00      1,000.00       1,000.00        1,000.00      1,000.00      1,000.00
Ending Account Value
 (10/31/05) (in Dollars)        1,023.98       1,022.70      1,021.94       1,024.03        1,019.90      1,022.70      1,021.94
Expenses Incurred During
 Period (05/01/05 -
 10/31/05)*                         1.02           2.30          3.06           0.97            5.10          2.30          3.06

                           Hypothetical
                              Expenses
                            (5% return
                               before
                             expenses)
                           -------------
                                Bear
                              Stearns
                              Premier
                           -------------
Beginning Account Value
 (05/01/05) (in Dollars)       1,000.00
Ending Account Value
 (10/31/05) (in Dollars)       1,021.94
Expenses Incurred During
 Period (05/01/05 -
 10/31/05)*                        3.06

*For each class of the Fund, expenses are equal to the Fund's annualized expense ratio for the period of 0.20%, 0.45%, 0.60%, 0.30%, 1.00%, 0.45%, 0.60%
and 0.60% for Institutional, Dollar, Cash Reserve, Administration, Bear
Stearns, Bear Stearns Premier Choice, Bear Stearns Private Client and Bear
Stearns Premier, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period) and 116/365 for Administration shares (to reflect the period the share class was open during the period).

4

                                   MUNIFUND

FUND PROFILE

Top 10 State Concentration
     (% of portfolio)
New York           9.8%
Massachusetts      8.7
Illinois           6.8
Texas              6.0
Alabama            5.2
California         4.5
Pennsylvania       3.7
Michigan           3.3
Ohio               3.2
South Carolina     3.1

                 =====
  Total          54.3%
                 =====

(Distribution - Weighted Average Maturity 30 days)

(1-30)(88.4)
(31-60)(1.1)
(61-90)(0.6)
(91-120)(0.6)
(121-150)(0.9)
(Over150)(8.4)

--------------------------------------------------------------------------------
EXPENSE EXAMPLE

As a shareholder of the Fund, you incur ongoing costs, including advisory fees, distribution (12b-1) and service fees, where applicable; and other Fund expenses. This Example is intended to help you understand your ongoing costs
(in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example below is based on an investment of $1,000 invested at the beginning of the period and held for the entire period May 1, 2005 to October 31, 2005.

The information under "Actual Expenses," together with the amount you invested, allows you to estimate actual expenses paid over the reporting period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60) and multiply the result by the cost shown for your share class, in the row entitled "Expenses Incurred During Period," to estimate the expenses paid on your account during this period.

The information under "Hypothetical Expenses" provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expense you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

                                                     Actual Expenses
                           --------------------------------------------------------------------
                               Insti-                      Cash         Admin-         Bear
                              tutional       Dollar     Management    istration      Stearns
                           ------------- ------------- ------------ ------------- -------------
Beginning Account Value
 (05/01/05) (in Dollars)       1,000.00      1,000.00     1,000.00      1,000.00      1,000.00
Ending Account Value
 (10/31/05) (in Dollars)       1,011.70      1,010.40     1,009.20      1,011.20      1,007.60
Expenses Incurred During
 Period (05/01/05 -
 10/31/05)*                        1.01          2.28         3.54          1.52          5.06

                                        Actual Expenses
                           -----------------------------------------
                                Bear          Bear
                              Stearns       Stearns         Bear
                              Premier       Private       Stearns
                               Choice        Client       Premier
                           ------------- ------------- -------------
Beginning Account Value
 (05/01/05) (in Dollars)       1,000.00      1,000.00      1,000.00
Ending Account Value
 (10/31/05) (in Dollars)       1,010.40      1,009.70      1,009.70
Expenses Incurred During
 Period (05/01/05 -
 10/31/05)*                        2.28          3.04          3.04

                                                                Hypothetical Expenses
                                                             (5% return before expenses)
                           ------------------------------------------------------------------------------------------------
                                                                                                     Bear          Bear
                                                                                                   Stearns       Stearns
                               Insti-                      Cash         Admin-         Bear        Premier       Private
                              tutional       Dollar     Management    istration      Stearns        Choice        Client
                           ------------- ------------- ------------ ------------- ------------- ------------- -------------
Beginning Account Value
 (05/01/05) (in Dollars)       1,000.00      1,000.00     1,000.00      1,000.00      1,000.00      1,000.00      1,000.00
Ending Account Value
 (10/31/05) (in Dollars)       1,023.98      1,022.70     1,021.43      1,023.47      1,019.90      1,022.70      1,021.94
Expenses Incurred During
 Period (05/01/05 -
 10/31/05)*                        1.02          2.30         3.57          1.53          5.10          2.30          3.06

                           Hypothetical
                              Expenses
                            (5% return
                              before
                             expenses)
                           -------------
                                Bear
                              Stearns
                              Premier
                           -------------
Beginning Account Value
 (05/01/05) (in Dollars)       1,000.00
Ending Account Value
 (10/31/05) (in Dollars)       1,021.94
Expenses Incurred During
 Period (05/01/05 -
 10/31/05)*                        3.06

*For each class of the Fund, expenses are equal to the Fund's annualized expense ratio for the period of 0.20%, 0.45%, 0.70%, 0.30%, 1.00%, 0.45%, 0.60%
and 0.60% for Institutional, Dollar, Cash Management,  Administration, Bear
Stearns, Bear Stearns Premier Choice, Bear Stearns Private Client, and Bear
Stearns Premier, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

                                                                               5

                                   MUNICASH

FUND PROFILE

Top 10 State Concentration
     (% of portfolio)
Texas           10.1%
Ohio             5.8
New York         5.4
Florida          4.8
Massachusetts    4.2
Virginia         3.9
Michigan         3.9
Pennsylvania     3.6
Georgia          3.5
Maryland         3.4
                ----
  Total         48.6%
                ====

(Distribution - Weighted Average Maturity 45 days)

(1-30)(75.8)
(31-60)(3.1)
(61-90)(4.3)
(91-120)(2.3)
(121-150)(2.5)
(Over150)(12.0)

--------------------------------------------------------------------------------
EXPENSE EXAMPLE

As a shareholder of the Fund, you incur ongoing costs, including advisory fees, distribution (12b-1) and service fees, where applicable; and other Fund expenses. This Example is intended to help you understand your ongoing costs
(in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example below is based on an investment of $1,000 invested at the beginning of the period and held for the entire period May 1, 2005 to October 31, 2005.

The information under "Actual Expenses," together with the amount you invested, allows you to estimate actual expenses paid over the reporting period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60) and multiply the result by the cost shown for your share class, in the row entitled "Expenses Incurred During Period," to estimate the expenses paid on your account during this period.

The information under "Hypothetical Expenses" provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expense you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

                                          Actual Expenses
                   -------------------------------------------------------------
                                                   Bear Stearns    Bear Stearns
                    Institutional      Dollar     Premier Choice      Premier
                   --------------- ------------- ---------------- --------------
Beginning Account
 Value (05/01/05)
 (in Dollars)           1,000.00       1,000.00       1,000.00        1,000.00
Ending Account
 Value (10/31/05)
 (in Dollars)           1,012.10       1,010.80       1,010.80        1,009.60
Expenses Incurred
 During Period
 (05/01/05 -
 10/31/05)*                 1.01           2.28           2.28            3.55

                                      Hypothetical Expenses
                                   (5% return before expenses)
                   ------------------------------------------------------------
                                                   Bear Stearns    Bear Stearns
                    Institutional      Dollar     Premier Choice     Premier
                   --------------- ------------- ---------------- -------------
Beginning Account
 Value (05/01/05)
 (in Dollars)           1,000.00       1,000.00       1,000.00        1,000.00
Ending Account
 Value (10/31/05)
 (in Dollars)           1,023.98       1,022.70       1,022.70        1,021.43
Expenses Incurred
 During Period
 (05/01/05 -
 10/31/05)*                 1.02           2.30           2.30            3.57

*For each class of the Fund, expenses are equal to the Fund's annualized expense ratio for the period of 0.20%, 0.45%, 0.45% and 0.70% for
Institutional, Dollar, Bear Stearns Premier Choice and Bear Stearns Premier,
respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

6

                             CALIFORNIA MONEY FUND

FUND PROFILE

(Portfolio Composition - % of Portfolio)

(Variable Rate Demand Notes) (79.0)
(Master Notes) (4.0)
(Municipal Put Bonds) (6.8)
(Tax Exempt Commercial Paper) (10.2)

(Distribution - Weighted Average Maturity 19 days)

(1-30)(85.7)
(31-60)(10.0)
(61-90)(0.1)
(91-120)(0.8)
(121-150)(0.1)
(Over150)(3.5)

--------------------------------------------------------------------------------
EXPENSE EXAMPLE

As a shareholder of the Fund, you incur ongoing costs, including advisory fees, distribution (12b-1) and service fees, where applicable; and other Fund expenses. This Example is intended to help you understand your ongoing costs
(in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example below is based on an investment of $1,000 invested at the beginning of the period and held for the entire period May 1, 2005 to October 31, 2005.

The information under "Actual Expenses," together with the amount you invested, allows you to estimate actual expenses paid over the reporting period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60) and multiply the result by the cost shown for your share class, in the row entitled "Expenses Incurred During Period," to estimate the expenses paid on your account during this period.

The information under "Hypothetical Expenses" provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expense you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

                                                      Actual Expenses
                           ---------------------------------------------------------------------
                                                            Cash
                               Insti-                     Manage-        Admin-         Bear
                              tutional       Dollar         ment       istration      Stearns
                           ------------- ------------- ------------- ------------- -------------
Beginning Account Value
 (05/01/05) (in Dollars)       1,000.00      1,000.00      1,000.00      1,000.00      1,000.00
Ending Account Value
 (10/31/05) (in Dollars)       1,011.60      1,010.30      1,009.00      1,011.00      1,007.50
Expenses Incurred During
 Period (05/01/05 -
 10/31/05)*                        1.01          2.28          3.54          1.52          5.06

                                        Actual Expenses
                           -----------------------------------------
                                Bear          Bear
                              Stearns       Stearns         Bear
                              Premier       Private       Stearns
                               Choice        Client       Premier
                           ------------- ------------- -------------
Beginning Account Value
 (05/01/05) (in Dollars)       1,000.00      1,000.00      1,000.00
Ending Account Value
 (10/31/05) (in Dollars)       1,010.30      1,009.50      1,009.50
Expenses Incurred During
 Period (05/01/05 -
 10/31/05)*                        2.28          3.04          3.04

                                                                 Hypothetical Expenses
                                                              (5% return before expenses)
                           -------------------------------------------------------------------------------------------------
                                                                                                      Bear          Bear
                                                            Cash                                    Stearns       Stearns
                               Insti-                     Manage-        Admin-         Bear        Premier       Private
                              tutional       Dollar         ment       istration      Stearns        Choice        Client
                           ------------- ------------- ------------- ------------- ------------- ------------- -------------
Beginning Account Value
 (05/01/05) (in Dollars)       1,000.00      1,000.00      1,000.00      1,000.00      1,000.00      1,000.00      1,000.00
Ending Account Value
 (10/31/05) (in Dollars)       1,023.98      1,022.70      1,021.43      1,023.47      1,019.90      1,022.70      1,021.94
Expenses Incurred During
 Period (05/01/05 -
 10/31/05)*                        1.02          2.30          3.57          1.53          5.10          2.30          3.06

                           Hypothetical
                              Expenses
                            (5% return
                               before
                             expenses)
                           -------------
                                Bear
                              Stearns
                              Premier
                           -------------
Beginning Account Value
 (05/01/05) (in Dollars)       1,000.00
Ending Account Value
 (10/31/05) (in Dollars)       1,021.94
Expenses Incurred During
 Period (05/01/05 -
 10/31/05)*                        3.06

*For each class of the Fund, expenses are equal to the Fund's annualized expense ratio for the period of 0.20%, 0.45%, 0.70%, 0.30%, 1.00%, 0.45%, 0.60%
and 0.60% for Institutional, Dollar, Cash Management, Administration, Bear
Stearns, Bear Stearns Premier Choice, Bear Stearns Private Client and Bear
Stearns Premier, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

                                                                               7

                              NEW YORK MONEY FUND

FUND PROFILE

(Portfolio Composition - % of Portfolio)

(Variable Rate Demand Notes) (83.8)
(Master Notes) (8.4)
(Municipal Put Bonds) (1.9)
(Commercial Paper) (5.5)
(Municipal Bonds) (0.4)

(Distribution - Weighted Average Maturity 23 days)

(1-30)(91.0)
(31-60)(1.6)
(61-90)(0.1)
(91-120)(0.1)
(121-150)(1.4)
(Over150)(6.0)

--------------------------------------------------------------------------------
EXPENSE EXAMPLE

As a shareholder of the Fund, you incur ongoing costs, including advisory fees, distribution (12b-1) and service fees, where applicable; and other Fund expenses. This Example is intended to help you understand your ongoing costs
(in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example below is based on an investment of $1,000 invested at the beginning of the period and held for the entire period May 1, 2005 to October 31, 2005.

The information under "Actual Expenses," together with the amount you invested, allows you to estimate actual expenses paid over the reporting period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60) and multiply the result by the cost shown for your share class, in the row entitled "Expenses Incurred During Period," to estimate the expenses paid on your account during this period.

The information under "Hypothetical Expenses" provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expense you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

                                                     Actual Expenses
                           --------------------------------------------------------------------
                               Insti-                      Cash         Admin-         Bear
                              tutional       Dollar     Management    istration      Stearns
                           ------------- ------------- ------------ ------------- -------------
Beginning Account Value
 (05/01/05) (in Dollars)       1,000.00      1,000.00     1,000.00      1,000.00      1,000.00
Ending Account Value
 (10/31/05) (in Dollars)       1,011.60      1,010.30     1,009.10      1,011.10      1,007.50
Expenses Incurred During
 Period (05/01/05 -
 10/31/05)*                        1.01          2.28         3.54          1.52          5.06

                                        Actual Expenses
                           -----------------------------------------
                                Bear          Bear
                              Stearns       Stearns         Bear
                              Premier       Private       Stearns
                               Choice        Client       Premier
                           ------------- ------------- -------------
Beginning Account Value
 (05/01/05) (in Dollars)       1,000.00      1,000.00      1,000.00
Ending Account Value
 (10/31/05) (in Dollars)       1,010.30      1,009.60      1,009.60
Expenses Incurred During
 Period (05/01/05 -
 10/31/05)*                        2.28          3.04          3.04

                                                                Hypothetical Expenses
                                                             (5% return before expenses)
                           ------------------------------------------------------------------------------------------------
                                                                                                     Bear          Bear
                                                                                                   Stearns       Stearns
                               Insti-                      Cash         Admin-         Bear        Premier       Private
                              tutional       Dollar     Management    istration      Stearns        Choice        Client
                           ------------- ------------- ------------ ------------- ------------- ------------- -------------
Beginning Account Value
 (05/01/05) (in Dollars)       1,000.00      1,000.00     1,000.00      1,000.00      1,000.00      1,000.00      1,000.00
Ending Account Value
 (10/31/05) (in Dollars)       1,023.98      1,022.70     1,021.43      1,023.47      1,019.90      1,022.70      1,021.94
Expenses Incurred During
 Period (05/01/05 -
 10/31/05)*                        1.02          2.30         3.57          1.53          5.10          2.30          3.06

                           Hypothetical
                              Expenses
                            (5% return
                               before
                             expenses)
                           -------------
                                Bear
                              Stearns
                              Premier
                           -------------
Beginning Account Value
 (05/01/05) (in Dollars)       1,000.00
Ending Account Value
 (10/31/05) (in Dollars)       1,021.94
Expenses Incurred During
 Period (05/01/05 -
 10/31/05)*                        3.06

*For each class of the Fund, expenses are equal to the Fund's annualized expense ratio for the period of 0.20%, 0.45%, 0.70%, 0.30%, 1.00%, 0.45%, 0.60%
and 0.60% for Institutional, Dollar, Cash Management, Administration, Bear
Stearns, Bear Stearns Premier Choice, Bear Stearns Private Client and Bear
Stearns Premier, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

8

                           BLACKROCK LIQUIDITY FUNDS
                            STATEMENT OF NET ASSETS
                                    TEMPFUND

OCTOBER 31, 2005

                                                                                   PAR
                                                               MATURITY           (000)                VALUE
                                                              ----------   ------------------   -------------------
AGENCY OBLIGATIONS - 1.4%
Federal Home Loan Mortgage Corp. Variable Rate Notes - 1.4%
           3.70%(b)
                (Cost $400,000,986)                           11/07/05         $  400,000       $ 400,000,986
                                                                                                -------------
CERTIFICATES OF DEPOSIT - 14.6%
Domestic - 4.5%
  Wachovia Bank, N.A. (A-1+, P-1)
           3.76%                                              11/01/05            234,000         234,000,000
  Wells Fargo Bank, N.A. (A-1+, P-1)
           3.76%                                              11/01/05            500,000         500,000,000
           4.02%                                              12/01/05            200,000         200,000,000
           4.01%                                              12/12/05            315,400         315,400,000

                                                                                                =============
                                                                                                1,249,400,000
                                                                                                -------------
Yankee - 10.1%
  Banque Nationale de Paris, New York (A-1+, P-1)
           3.76%(c)                                           11/01/05            285,500         285,500,000
           4.50%(c)                                           10/19/06            320,150         320,150,000
  Canadian Imperial Bank of Commerce, New York
    (A-1, P-1)
           2.48%(c)                                           11/01/05            300,000         300,000,000
  Depfa Bank PLC, New York (A-1+, P-1)
           2.49%(c)                                           11/01/05             78,300          78,300,000
  Eurohypo AG, New York (A-1, P-1)
           3.95%(c)                                           12/07/05             52,000          52,000,000
  Natexis Banque Populaires, New York (A-1, P-1)
           3.98%(c)                                           12/13/05            285,600         284,275,530
           4.00%(c)                                           12/13/05            428,400         428,400,000
  Royal Bank of Scotland, New York (A-1+, P-1)
           4.52%(c)                                           10/20/06            165,000         165,003,868
  Societe Generale, New York (A-1+, P-1)
           3.78%(c)                                           11/01/05            917,400         917,400,000

                                                                                                =============
                                                                                                2,831,029,398
                                                                                                -------------
TOTAL CERTIFICATES OF DEPOSIT
  (Cost $4,080,429,398)                                                                         4,080,429,398
                                                                                                -------------
COMMERCIAL PAPER - 35.0%

Asset-Backed Securities - 20.2%
  Amstel Funding Corp. (A-1+, P-1)
           3.89%                                              11/29/05            182,028         181,477,264
           3.89%                                              11/30/05            366,000         364,853,098
           3.93%                                              12/13/05             96,000          95,559,840
  Amsterdam Funding Corp. (A-1, P-1)
           3.93%                                              12/06/05            100,000          99,617,917
  Blue Ridge Asset Funding Corp. (A-1, P-1)
           4.01%                                              11/28/05            339,924         338,901,679
  Brahms Funding Corp. (A-1, P-1)
           4.03%                                              11/22/05            115,000         114,729,654
  Cafco LLC (A-1+, P-1)
           3.89%                                              11/29/05            111,900         111,561,440
           3.76%                                              12/05/05            200,000         199,289,778
  Chariot Funding 4 (A-1, P-1)
           4.00%                                              11/21/05             41,205          41,113,433
  Ciesco LLC (A-1+, P-1)
           3.89%                                              11/28/05             53,600          53,443,622
  Concord Minutemen Capital Co. (A-1, P-1)
           3.73%                                              11/08/05            244,941         244,763,350
           3.71%                                              11/09/05            180,000         179,851,600
           4.01%                                              11/21/05            138,500         138,191,453
  CRC Funding LLC (A-1+, P-1)
           3.73%                                              11/09/05             75,000          74,937,833
           3.76%                                              11/29/05             84,000          83,754,347
           3.90%                                              12/01/05            147,693         147,212,998

                                                                                   PAR
                                                               MATURITY           (000)                VALUE
                                                              ----------   ------------------   -------------------
COMMERCIAL PAPER (Continued)
Asset-Backed Securities (continued)
  Dakota Notes Program (A-1, P-1)
           3.70%(d)                                           11/02/05         $   68,985       $  68,977,910
           3.75%                                              11/14/05             72,000          71,902,500
  Edison Asset Securitization LLC (A-1+, P-1)
           4.06%                                              11/01/05            175,000         175,000,000
  Emerald Certificates (A-1+, P-1)
           3.75%                                              11/16/05             30,400          30,352,500
           3.95%                                              11/29/05            212,500         211,850,458
           3.98%                                              12/08/05             74,500          74,195,254
  Falcon Asset Securitzation Corp. (A-1, P-1)
           3.76%                                              11/02/05             55,353          55,347,219
           3.99%(d)                                           11/22/05             76,629          76,450,646
  Grampian Funding LLC (A-1+, P-1)
           3.77%                                              12/06/05            123,480         123,027,411
  Jupiter Securitization Corp. (A-1, P-1)
           3.96%                                              12/12/05             95,569          95,137,984
  Landesbank Baden-Wurttemberg, New York
    (A-1+, P-1)
           3.73%                                              11/22/05            750,000         748,368,125
  Monument Gardens Funding LLC (A-1, P-1)
           3.77%                                              11/21/05             71,000          70,851,294
  Nova Notes Program (A-1+, P-1)
           3.92%                                              12/01/05             35,000          34,885,667
           4.06%                                              12/07/05             50,000          49,797,000
           3.99%(d)                                           12/09/05             50,000          49,789,417
  Park Avenue Receivables Corp. (A-1, P-1)
           3.98%                                              11/22/05            290,000         289,325,871
  Park Granada LLC (A-1+, P-1)
           4.03%                                              11/23/05            123,913         123,607,830
           4.02%                                              11/28/05            108,000         107,673,975
  Park Sienna LLC (A-1+, P-1)
           4.04%                                              11/28/05             45,000          44,863,650
           4.04%                                              11/28/05             50,187          50,034,933
  Rabobank USA Finance Co. (A-1+, P-1)
           4.02%                                              11/01/05              3,547           3,547,000
  Sheffield Receivables Corp. (A-1+, P-1)
           3.92%                                              12/05/05            163,790         163,184,386
           3.94%                                              12/07/05            342,000         340,652,520
  Silver Tower U.S. Funding LLC (A-1, P-1)
           4.01%                                              11/28/05            145,000         144,563,912

                                                                                                =============
                                                                                                5,672,646,768
                                                                                                -------------
Banks - 8.8%
  Bank of America Corp. (A-1+, P-1)
           3.96%                                              12/13/05            200,100         199,175,538
           4.00%                                              12/13/05            327,000         325,474,000
  Barclays U.S. Funding Corp. (A-1+, P-1)
           3.75%                                              11/01/05            642,050         642,050,000
  Deutsche Bank Securities, Inc. (A-1+, P-1)
           3.91%                                              12/13/05          1,300,000       1,294,069,834

                                                                                                =============
                                                                                                2,460,769,372
                                                                                                -------------
Security Brokers & Dealers - 2.7%
  Bear Stearns Co. (A-1, P-1)
           4.01%                                              12/12/05            199,430         198,519,214
  Citigroup Funding, Inc. (A-1+, P-1)
           3.77%                                              12/02/05            139,000         138,548,752
  Goldman Sachs Group, Inc. (A-1, P-1)
           4.00%                                              11/23/05            434,000         432,939,111

                                                                                                =============
                                                                                                  770,007,077
                                                                                                -------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS
                                                                               9

                           BLACKROCK LIQUIDITY FUNDS
                            STATEMENT OF NET ASSETS
                              TEMPFUND (CONTINUED)

OCTOBER 31, 2005

                                                                            PAR
                                                        MATURITY           (000)                VALUE
                                                       ----------   ------------------   -------------------
COMMERCIAL PAPER (Continued)
Short-Term Business Credit Institutions - 3.3%
  General Electric Capital Corp. (A-1+, P-1)
                 4.07%                                 11/01/05         $   75,000       $  75,000,000
                 3.98%                                 12/13/05            550,000         547,449,375
                 3.98%                                 12/13/05            300,000         298,608,750

                                                                                         =============
                                                                                           921,058,125
                                                                                         -------------
TOTAL COMMERCIAL PAPER
  (Cost $9,824,481,342)                                                                  9,824,481,342
                                                                                         -------------
MASTER NOTES - 4.2%
Security Brokers & Dealers - 4.2%
  Bank of America Securities LLC (A-1+, P-1)
                 4.14%(b)                              11/01/05            442,450         442,450,000
  Merrill Lynch Mortgage Capital, Inc. (A-1, P-1)(e)
                 3.93%                                 11/01/05            296,000         296,000,000
  Morgan Stanley Mortgage Capital, Inc.
    (A-1, P-1)(e)
                 4.23%(b)                              11/01/05            438,000         438,000,000

                                                                                         =============
TOTAL MASTER NOTES
  (Cost $1,176,450,000)                                                                  1,176,450,000
                                                                                         -------------
VARIABLE RATE OBLIGATIONS - 18.9%
Banks - 3.5%
  Bank of New York Co., Inc. (A+, Aa3)
                 4.10%(b)(d)                           11/28/05            125,000         125,000,000
  LP Pinewood SPV (Wachovia Bank N.A. LOC)
    (A-1, P-1)(e)
                 4.07%(b)                              11/07/05             50,000          50,000,000
  National City Bank Cleveland (A+, Aa3)
                 3.84%(b)                              11/07/05            169,000         168,989,076
  Racers XL (A-1, P-1)
                 4.03%(b)(d)                           11/22/05            234,650         234,650,000
  U.S. Bank N.A. (AA-, Aa1)
                 4.01%(b)                              11/29/05            208,000         207,957,529
  Wells Fargo & Co. (Aa1, AA-)
                 3.91%(b)                              11/02/05            190,000         190,001,390

                                                                                         =============
                                                                                           976,597,995
                                                                                         -------------
Insurance Carriers NEC - 0.9%
  Travelers Insurance Co. (A-1+, P-1)
                 4.13%(b)(f)                           01/03/06            250,000         250,000,000
                                                                                         -------------
Life Insurance - 4.5%
  Allstate Life Global Funding II (Aa2, AA)
                 4.05%(b)(d)                           11/28/05             75,000          75,000,000
  Hartford Life Insurance Co. (A-1+, P-1)
                 4.12%(b)(f)                           01/03/06            200,000         200,000,000
  ING Security Life Insurance (AA3, Aa)
                 4.02%(b)(d)                           11/09/05            150,000         150,000,000
  MetLife Global Funding I (AA, Aa2)
                 4.14%(b)(d)                           11/28/05             95,000          95,000,000
  New York Life Insurance Co. (A-1+, P-1)
                 3.94%(b)(f)                           12/13/05            350,000         350,000,000
  Transamerica Occidental Life Insurance Co.
    (A-1+, P-1)
                 3.98%(b)(f)                           11/01/05            400,000         400,000,000

                                                                                         =============
                                                                                         1,270,000,000
                                                                                         -------------
Municipal Bonds - 0.1%
  California Housing Finance Agency RB (Taxable
    Home Meeting Project) Series 1998 DN
    (A-1+, VMIG-1)
                 3.95%(b)                              11/07/05             33,000          33,000,000
                                                                                         -------------

                                                                            PAR
                                                        MATURITY           (000)                VALUE
                                                       ----------   ------------------   -------------------
VARIABLE RATE OBLIGATIONS (Continued)
Security Brokers & Dealers - 8.3%
  Citigroup Global Markets, Inc. (A-1+, P-1)
                 3.82%(b)                              11/03/05         $  270,000       $ 270,000,000
  Goldman Sachs Group, Inc. (A-1, P-1)
                 4.03%(b)(f)                           11/21/05            333,000         333,000,000
                 3.75%(b)(d)                           12/08/05            587,990         587,990,000
  Greenwich Capital Holdings, Inc. (A-1+, P-1)
                 4.02%(b)                              11/28/05             79,900          79,900,000
  Lehman Brothers Holdings, Inc. (A-1, P-1)
                 4.11%(b)                              11/01/05            129,000         129,000,000
                 4.11%(b)                              11/01/05             54,500          54,500,000
  Merrill Lynch & Co., Inc. (A+, Aa3)
                 4.14%(b)                              11/11/05            459,000         459,091,903
                 3.95%(b)                              11/15/05            100,000         100,000,000
                 4.23%(b)                              01/19/06             50,000          50,039,478
  Morgan Stanley & Co., Inc. (A+, Aa3)
                 4.00%(b)                              11/15/05            250,000         250,044,704

                                                                                         =============
                                                                                         2,313,566,085
                                                                                         -------------
Short-Term Business Credit Institutions - 1.6%
  General Electric Capital Corp. (AAA, Aaa)
                 4.07%(b)                              11/17/05            447,600         447,701,855
                                                                                         -------------
TOTAL VARIABLE RATE OBLIGATIONS
  (Cost $5,290,865,935)
                                                                                         5,290,865,935
                                                                                         -------------
TIME DEPOSITS - 5.1%
  Branch Banking & Trust Co. (A-1, P-1)
                 4.00%                                 11/01/05            325,000         325,000,000
  Manufacturers & Traders Trust Co. (A-1, P-1)
                 4.05%                                 11/01/05            400,000         400,000,000
  UBS AG, Stamford (A-1+, P-1)
                 3.97%                                 11/01/05          7,090,000         709,000,000

                                                                                         =============
TOTAL TIME DEPOSITS
  (Cost $1,434,000,000)
                                                                                         1,434,000,000
                                                                                         -------------
REPURCHASE AGREEMENTS - 20.6%
Deutsche Bank Securities, Inc.
                 3.76%                                 11/01/05          1,500,000       1,500,000,000
  (Agreement dated 9/20/05 to be repurchased at
    $1,506,580,000, collateralized by Federal Home
    Loan Mortgage Corp. Bonds and Federal
    National Mortgage Assoc. Bonds and Variable
    Rate Notes 3.85% to 5.00% due from 05/01/35
    to 10/01/35. The value of the collateral is
    $1,545,000,000.)
Goldman Sachs & Co.
                 4.02%                                 11/01/05          1,000,000       1,000,000,000
  (Agreement dated 10/31/05 to be repurchased at
    $1,000,111,667, collateralized by Federal Home
    Loan Mortgage Corp. Adjustable Rate Mortgage
    Notes and Federal National Mortgage Assoc.
    Bonds and Variable Rate Notes 3.67% to 7.50%
    due from 09/01/06 to 10/01/35. The value of the
    collateral is $1,030,000,000.)
Morgan Stanley & Co., Inc.
                 4.01%                                 11/01/05            245,000         245,000,000
  (Agreement dated 10/31/05 to be repurchased at
    $245,027,290, collateralized by Federal Home
    Loan Mortgage Corp. Adjustable Rate Mortgage
    Notes and Bonds, Federal National Mortgage
    Assoc. Bonds, Medium Term Notes and Variable
    Rate Notes 1.75% to 9.50% due from 11/04/05
    to 10/01/35. The value of the collateral is
    $252,494,754.)

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS
10

                           BLACKROCK LIQUIDITY FUNDS
                            STATEMENT OF NET ASSETS
                              TEMPFUND (CONCLUDED)

OCTOBER 31, 2005

                                                                        PAR
                                                       MATURITY        (000)             VALUE
                                                      ----------   -------------   -----------------
REPURCHASE AGREEMENTS (Continued)
Morgan Stanley & Co., Inc.
                 4.02%                                11/01/05     $2,000,747      $2,000,747,000
  (Agreement dated 10/31/05 to be repurchased at
    $2,000,970,417, collateralized by Federal Home
    Loan Mortgage Corp. Adjustable Rate Mortgage
    Notes and Bonds, Federal National Mortgage
    Assoc. Bonds, Medium Term Notes and Variable
    Rate Notes 1.75% to 9.50% due from 11/04/05
    to 10/01/35. The value of the collateral is
    $2,061,951,516.)
PNC Bank, N.A.(g)
                 3.76%                                11/01/05         19,000          19,000,000
  (Agreement dated 10/31/05 to be repurchased at
    $19,001,985, collateralized by Federal National
    Mortgage Assoc. Bonds 6.00% due 08/01/34.
    The value of the collateral is $225,212,004.)
UBS Securities LLC
                 4.01%                                11/01/05      1,000,000       1,000,000,000
  (Agreement dated 10/31/05 to be repurchased at
    $1,000,111,389, collateralized by Federal Home
    Loan Mortgage Corp. Strips and Federal
    National Mortgage Assoc. Strips 0.00% due
    from 06/01/30 to 10/01/35. The value of the
    collateral is $1,030,001,347.)

                                                                                   ==============
TOTAL REPURCHASE AGREEMENTS
  (Cost $5,764,747,000)                                                             5,764,747,000
                                                                                   --------------

TOTAL INVESTMENTS IN SECURITIES -  99.8%
  (Cost $27,970,974,661(a))                 27,970,974,661
OTHER ASSETS IN EXCESS OF
  LIABILITIES - 0.2%                            68,558,191
                                            --------------
NET ASSETS -  100.0%
  (Applicable to 20,234,825,145
  Institutional Shares,
  4,211,583,616 Dollar Shares,
  282,455,273 Cash Management
  Shares, 3,723,000 Cash Reserve
  Shares, 1,261,263,019 Adminis-
  tration Shares, 706,458,345 Bear
  Stearns Shares, 3,621,353 Bear
  Stearns Premier Choice Shares,
  1,018,784,721 Bear Stearns
  Private Client Shares and
  321,588,321 Bear Stearns
  Premier Shares outstanding)              $28,039,532,852
                                           ===============

                                            VALUE
                                         -----------
NET ASSET VALUE, OFFERING AND
  REDEMPTION PRICE PER
  INSTITUTIONAL SHARE
  ($20,229,031,164/20,234,825,145)         $  1.00
                                           =======
NET ASSET VALUE, OFFERING AND
  REDEMPTION PRICE PER
  DOLLAR SHARE
    ($4,212,168,397/4,211,583,616)         $  1.00
                                           =======
NET ASSET VALUE, OFFERING AND
  REDEMPTION PRICE PER
  CASH MANAGEMENT SHARE
        ($282,475,494/282,455,273)         $  1.00
                                           =======
NET ASSET VALUE, OFFERING AND
  REDEMPTION PRICE PER
  CASH RESERVE SHARE
            ($3,722,806/3,723,000)         $  1.00
                                           =======
NET ASSET VALUE, OFFERING AND
  REDEMPTION PRICE PER
  ADMINISTRATION SHARE
    ($1,261,354,120/1,261,263,019)         $  1.00
                                           =======
NET ASSET VALUE, OFFERING AND
  REDEMPTION PRICE PER
  BEAR STEARNS SHARE
        ($706,591,786/706,458,345)         $  1.00
                                           =======
NET ASSET VALUE, OFFERING AND
  REDEMPTION PRICE PER
  BEAR STEARNS PREMIER CHOICE SHARE
            ($3,618,664/3,621,353)         $  1.00
                                           =======
NET ASSET VALUE, OFFERING AND
  REDEMPTION PRICE PER
  BEAR STEARNS PRIVATE CLIENT SHARE
    ($1,018,934,623/1,018,784,721)         $  1.00
                                           =======
NET ASSET VALUE, OFFERING AND
  REDEMPTION PRICE PER
  BEAR STEARNS PREMIER SHARE
        ($321,635,798/321,588,321)         $  1.00
                                           =======

-------------------

 (a) Aggregate cost for Federal income tax purposes.

 (b) Rates shown are the rates as of October 31, 2005 and maturities shown are the next interest readjustment date or the date the principal owed can be recovered through demand.
 (c) Security is a foreign domiciled issuer which is registered with the
      Securities and Exchange Commission.
 (d) Security exempt from registration under Rule 144A of the Securities Act of
      1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional investors. As of
      October 31, 2005, the Fund held 5.2% of its net assets, with a current market value of $1,462,857,973, in securities restricted as to resale.
 (e) Ratings reflect those of guarantor.
  (f) Illiquid Security. As of October 31, 2005, the Fund held 5.5% of its net assets, with a current market value of $1,533,000,000 in these securities.
     (g) Represents an investment of an affiliate.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS
                                                                              11

                           BLACKROCK LIQUIDITY FUNDS
                            STATEMENT OF NET ASSETS
                                    TEMPCASH

OCTOBER 31, 2005

                                                                          PAR
                                                      MATURITY           (000)                VALUE
                                                     ----------   ------------------   -------------------
CERTIFICATES OF DEPOSIT - 13.1%
Domestic - 4.2%
  Wachovia Bank, N.A. (A-1+, P-1)
    3.76%                                            11/01/05          $ 94,300        $  94,300,000
  Wells Fargo Bank, N.A. (A-1+, P-1)
    3.76%                                            11/01/05           300,000          300,000,000
    4.01%                                            12/12/05           123,000          123,000,000

                                                                                       =============
                                                                                         517,300,000
                                                                                       -------------
Yankee - 8.9%
  Banque Nationale de Paris, New York (A-1+, P-1)
    3.76%(b)                                         11/01/05            99,500           99,500,000
    4.50%(b)                                         10/19/06           132,000          132,000,000
  Canadian Imperial Bank of Commerce, New York
    (A-1, P-1)
    2.48%(b)                                         11/01/05            97,500           97,500,000
  Credit Suisse First Boston, New York (A-1, P-1)
    4.06%(b)                                         11/01/05           250,000          250,000,000
  Eurohypo AG, New York (A-1, P-1)
    3.70%(b)                                         11/09/05           126,000          125,896,400
    3.95%(b)                                         12/07/05            23,000           23,000,000
  Natexis Banque Populaires, New York (A-1, P-1)
    3.98%(b)                                         12/13/05           114,400          113,869,470
    4.00%(b)                                         12/13/05           171,600          171,600,000
  Royal Bank of Scotland, New York (A-1+, P-1)
    4.52%(b)                                         10/20/06            67,620           67,621,585

                                                                                       =============
                                                                                       1,080,987,455
                                                                                       -------------
TOTAL CERTIFICATES OF DEPOSIT
  (Cost $1,598,287,455)                                                                1,598,287,455
                                                                                       -------------
COMMERCIAL PAPER - 32.6%
Asset-Backed Securities - 18.3%
  Amstel Funding Corp. (A-1+, P-1)
    3.89%                                            11/29/05            75,000           74,773,083
    3.89%                                            11/30/05           125,000          124,608,299
    3.93%                                            12/20/05           106,000          105,432,988
  Blue Ridge Asset Funding Corp. (A-1, P-1)
    4.01%                                            11/28/05           130,400          130,007,822
  Cafco LLC (A-1+, P-1)
    3.91%                                            12/06/05            50,000           49,809,931
  CC USA, Inc. (A-1+, P-1)
    3.95%                                            01/13/06             2,600            2,579,175
  Check Point Charlie, Inc. (P-1, F-1+)
    3.90%                                            11/09/05            20,005           19,987,662
    3.98%(c)                                         11/22/05            66,100           65,946,538
    4.02%                                            11/28/05            41,000           40,876,385
  Concord Minutemen Capital Co. (A-1, P-1)
    3.73%                                            11/08/05            59,080           59,037,151
    3.71%                                            11/09/05            63,000           62,948,060
    4.03%                                            11/18/05            61,622           61,504,730
    4.01%                                            11/21/05            54,000           53,879,700
  CRC Funding LLC (A-1+, P-1)
    3.73%                                            11/09/05            25,000           24,979,278
  Cullinan Finance Corp. (A-1+, P-1)
    3.94%                                            12/16/05            27,549           27,413,321
  Dakota Notes Program (A-1, P-1)
    3.70%(c)                                         11/02/05            22,000           21,997,739
    3.75%                                            11/14/05            26,000           25,964,792
  Emerald Certificates (A-1+, P-1)
    3.75%                                            11/16/05            11,000           10,982,812
    3.98%                                            11/29/05            90,000           89,724,900
    3.98%                                            12/08/05            30,500           30,375,238

                                                                          PAR
                                                      MATURITY           (000)                VALUE
                                                     ----------   ------------------   -------------------
COMMERCIAL PAPER (Continued)
Asset-Backed Securities (continued)
  Fairway Finance Ltd. (A-1, P-1)
    3.96%                                            12/12/05          $ 45,000        $  44,797,306
  Falcon Asset Securitzation Corp. (A-1, P-1)
    3.76%                                            11/02/05            18,700           18,698,047
    4.00%                                            11/21/05            10,000            9,977,778
  Grampian Funding LLC (A-1+, P-1)
    3.77%                                            12/06/05            44,520           44,356,822
  Jupiter Securitization Corp. (A-1, P-1)
    3.74%                                            11/22/05            12,512           12,484,703
    3.96%                                            12/12/05            42,550           42,358,099
  Lake Constance Funding LLC (A-1+, P-1)
    3.77%                                            12/01/05            69,875           69,655,476
    3.94%                                            12/16/05            22,100           21,991,158
  Landale Funding LLC (A-1+, P-1)
    3.93%                                            11/15/05           104,615          104,455,113
  Landesbank Baden-Wurttemberg, New York
    (A-1+, P-1)
    3.73%                                            11/22/05           250,000          249,456,042
  Nova Notes Program (A-1+, P-1)
    3.76%                                            11/16/05            50,000           49,921,667
  Park Granada LLC (A-1+, P-1)
    3.89%                                            11/28/05            27,262           27,182,463
    4.02%                                            11/28/05            50,000           49,849,062
    4.03%                                            11/28/05           100,000           99,697,750
    3.98%                                            12/02/05            30,000           29,897,183
  Park Sienna LLC (A-1+, P-1)
    4.04%                                            11/28/05            40,000           39,878,800
  Sheffield Receivables Corp. (A-1+, P-1)
    3.92%                                            12/05/05            70,000           69,741,175
  Silver Tower U.S. Funding LLC (A-1, P-1)
    4.01%                                            11/28/05            50,000           49,849,625
  Transamerica Secured Liquidity Notes (A-1+, P-1)
    4.07%                                            11/01/05            43,756           43,756,000
  Victory Receivables Corp. (A-1, P-1)
    4.02%                                            11/23/05            63,424           63,268,188

                                                                                       =============
                                                                                       2,224,102,061
                                                                                       -------------
Banks - 7.3%
  Bank of America Corp. (A-1+, P-1)
    3.96%                                            12/13/05            50,000           49,769,000
    4.00%                                            12/13/05           127,000          126,407,334
  Barclays U.S. Funding Corp. (A-1+, P-1)
    3.75%                                            11/01/05           320,000          320,000,000
  Deutsche Bank Securities, Inc. (A-1+, P-1)
    3.91%                                            12/13/05           400,000          398,175,333

                                                                                       =============
                                                                                         894,351,667
                                                                                       -------------
Life Insurance - 0.8%
  Irish Life and Permanent Corp. (A-1, P-1)
    3.76%                                            12/01/05           100,000           99,686,667
                                                                                       -------------
Mortgage Bankers & Correspondents - 2.8%
  Countrywide Financial Corp. (A-1, P-2)
    3.78%                                            11/01/05            48,000           48,000,000
    4.05%                                            11/01/05            59,552           59,552,000
    4.03%                                            11/23/05           100,000           99,753,722
    4.04%                                            11/28/05            50,000           49,848,500
    4.05%                                            11/28/05            80,000           79,757,000

                                                                                       =============
                                                                                         336,911,222
                                                                                       -------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS
12

                           BLACKROCK LIQUIDITY FUNDS
                            STATEMENT OF NET ASSETS
                              TEMPCASH (CONTINUED)

OCTOBER 31, 2005

                                                                            PAR
                                                        MATURITY           (000)                VALUE
                                                       ----------   ------------------   -------------------
COMMERCIAL PAPER (Continued)
Security Brokers & Dealers - 1.8%
  Citigroup Funding, Inc. (A-1+, P-1)
    3.77%                                              12/02/05          $ 50,600        $  50,435,733
  Goldman Sachs Group, Inc. (A-1, P-1)
    4.00%                                              11/23/05           163,500          163,100,333

                                                                                         =============
                                                                                           213,536,066
                                                                                         -------------
Short-Term Business Credit Institutions - 1.6%
  General Electric Capital Corp. (A-1+, P-1)
    3.98%                                              12/13/05           200,000          199,072,500
                                                                                         -------------
TOTAL COMMERCIAL PAPER
  (Cost $3,967,660,183)                                                                  3,967,660,183
                                                                                         -------------
MASTER NOTES - 4.1%
Security Brokers & Dealers - 4.1%
  Bank of America Securities LLC (A-1+, P-1)
    4.14%(d)                                           11/01/05           166,200          166,200,000
  Merrill Lynch Mortgage Capital, Inc. (A-1, P-1)(e)
    3.93%                                              11/01/05           116,000          116,000,000
  Morgan Stanley Mortgage Capital, Inc.
    (A-1, P-1)(e)
    4.23%(d)                                           11/01/05           219,000          219,000,000

                                                                                         =============
TOTAL MASTER NOTES
  (Cost $501,200,000)                                                                      501,200,000
                                                                                         -------------
VARIABLE RATE OBLIGATIONS - 26.6%
Asset-Backed Securities - 1.3%
  Links Finance LLC (AAA, Aaa)
    3.84%(c)(d)                                        11/01/05            25,000           25,001,351
    3.83%(c)(d)                                        11/07/05            22,550           22,547,175
  Wachovia Asset Securitization, Inc. Series
    04-HM1, Class A (AAA, Aaa)
    4.03%(c)(d)                                        11/25/05            49,717           49,716,757
  Wachovia Asset Securitization, Inc. Series
    04-HM2, Class A (AAA, Aaa)
    4.03%(c)(d)                                        11/25/05            60,282           60,282,482

                                                                                         =============
                                                                                           157,547,765
                                                                                         -------------
Banks - 6.1%
  All Seasons Funding LLC (Federal Home Loan
    Bank Guaranty) (Aaa)(e)
    4.08%(d)                                           11/07/05             3,995            3,995,000
  Dewberry IV LLP (Mercantile Safe Deposit & Trust
    LOC) (AA-)(e)
    4.11%(d)                                           11/07/05            16,000           16,000,000
  Gables of Germantown (Marshall & Illsely Bank
    LOC) (A-1, P-1)(e)
    4.15%(d)                                           11/07/05            15,000           15,000,000
  Green Knight Economic Development Series 2004
    (Fulton Bank LOC) (A-1)(e)
    4.21%(d)                                           11/07/05             2,560            2,560,000
  HBOS Treasury Services PLC (A-1+, P-1)
    3.88%(d)                                           11/01/05            45,000           45,014,464
    4.01%(c)(d)                                        12/27/05           150,000          150,000,000
  Laurel Grocery Co. LLC (US Bank N.A. LOC)
    (A-1, P-1)(e)
    4.08%(d)                                           11/07/05             1,425            1,425,000
  MB & B Holdings LLC (Marshall & Ilsley Bank
    LOC) (A-1, P-1)(e)
    4.15%(d)                                           11/03/05            10,675           10,675,000
  North Square Associates LLP (Marshall & Ilsley
    Bank LOC) (A-1, P-1)(e)
    4.15%(d)                                           11/07/05            14,715           14,715,000

                                                                            PAR
                                                        MATURITY           (000)                VALUE
                                                       ----------   ------------------   -------------------
VARIABLE RATE OBLIGATIONS (Continued)
Banks (continued)
  Oxford Capital Enterprise LLC (National City Bank
    of Cleveland LOC) (A-1, P-1)(e)
    4.08%(d)                                           11/07/05          $  3,925        $   3,925,000
  Park Street Properties I LLC (U.S. Bank LOC)
    (Aa1)(e)
    4.02%(d)                                           11/02/05             9,000            9,000,000
  Park Village (Bank One N.A. LOC) (A-1+, P-1)(e)
    4.17%(d)                                           11/03/05             6,955            6,955,000
  Prospect Aggregates, Inc. (Fulton Bank LOC)
    (A-1)(e)
    4.21%(d)                                           11/03/05             8,800            8,800,000
  Racers XL (A-1, P-1)
    3.86%(c)(d)                                        11/21/05           223,600          223,600,000
    4.03%(c)(d)                                        11/22/05           102,655          102,655,000
  Shipley Group LP (Fulton Bank LOC) (VMIG-1)(e)
    4.21%(d)                                           11/07/05            15,935           15,935,000
  Tom Gill LLC (U.S. Bank N.A. LOC) (A-1, P-1)(e)
    4.10%(d)                                           11/07/05             1,565            1,565,000
  Westpac Banking Corp. (AA-, Aa3)(e)
    3.84%(d)                                           12/12/05           108,250          108,250,000

                                                                                         =============
                                                                                           740,069,464
                                                                                         -------------
Life Insurance - 6.2%
  Allstate Life Global Funding II (AA, Aa2)
    4.03%(c)(d)                                        11/16/05           100,000          100,000,000
    4.05%(c)(d)                                        11/28/05            40,000           40,000,000
  Allstate Life Insurance Co. (A-1+, P-1)
    3.95%(d)(f)                                        11/01/05            50,000           50,000,000
  MetLife Global Funding I (AA, Aa2)
    4.14%(c)(d)                                        11/28/05            40,000           40,000,000
  Monumental Life Insurance Co. (A-1+, P-1)
    4.00%(d)(f)                                        12/01/05           200,000          200,000,000
  New York Life Insurance Co. (A-1+, P-1)
    3.94%(d)(f)                                        12/13/05           300,000          300,000,000
  Transamerica Occidental Life Insurance Co.
    (A-1+, P-1)
    4.01%(d)(f)                                        12/01/05            26,000           26,000,000

                                                                                         =============
                                                                                           756,000,000
                                                                                         -------------
Municipal Bonds - 1.5%
  American National Fish & Wildlife Museum of
    Missouri RB Series 2004B DN (Commerce Bank
    NA LOC) (A-1)(e)
    4.18%(d)                                           11/07/05             1,000            1,000,000
  California Housing Finance Agency RB Series
    2000 DN (A-1)
    4.01%(d)                                           11/07/05            44,900           44,900,000
  Massachusetts State Housing Finance Agency RB
    (Avalon Flanders Project) Series 2004A DN
    (Morgan Guaranty Trust LOC) (A-1+)(e)
    4.02%(d)                                           11/07/05            22,045           22,045,000
  New York State Dormitory Authority RB Series
    (Taxable Project) 2005A DN (A-1+, F-1+)
    4.03%(d)                                           11/07/05            15,525           15,525,000
  New York State Housing Finance Agency RB
    Series 2003B DN (VMIG-1)
    3.95%(d)                                           11/07/05            22,900           22,900,000
  Santa Rosa California RB Series 2004 DN (Bank
    One N.A. LOC) (A-1+, F1+)(e)
    4.02%(d)                                           11/03/05            42,000           42,000,000

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS
                                                                              13

                           BLACKROCK LIQUIDITY FUNDS
                            STATEMENT OF NET ASSETS
                              TEMPCASH (CONTINUED)

OCTOBER 31, 2005

                                                                             PAR
                                                         MATURITY           (000)                VALUE
                                                        ----------   ------------------   -------------------
VARIABLE RATE OBLIGATIONS (Continued)
Municipal Bonds (continued)
  Savannah College Georgia RB (Art & Design
    Project) Series 2004 DN (A-1+)(e)
               4.07%(d)                                 11/03/05          $  7,500        $     7,500,000
  Texas State GO Series 2004D DN (Dexia Credit
    Local SBPA) (A-1+, VMIG-1)(e)
               4.00%(d)                                 11/02/05             4,945              4,945,000
  Texas State GO Series 2004E DN (Dexia Credit
    Local SBPA) (A-1+, VMIG-1)(e)
               4.00%(d)                                 11/02/05             9,400              9,400,000
  Utah Telecommunication Open RB (Infrastructure
    Agency Project) Series 2004 DN (Bank of
    America LOC) (A-1+)(e)
               4.00%(d)                                 11/07/05             8,000              8,000,000

                                                                                          ===============
                                                                                              178,215,000
                                                                                          ---------------
Security Brokers & Dealers - 9.2%
  Bear Stearns & Co., Inc. (A, A1)
               4.08%(d)                                 11/28/05            64,000             64,000,000
  Citigroup Global Markets, Inc. (A-1+, P-1)
               3.82%(d)                                 11/03/05           143,400            143,399,884
  Goldman Sachs Group, Inc. (A-1, P-1)
               3.75%(c)(d)                              12/08/05           212,010            212,010,000
  Greenwich Capital Holdings, Inc. (A-1+, P-1)
               4.02%(d)                                 11/28/05            34,000             34,000,000
  Lehman Brothers Holdings, Inc. (A-1, P-1)
               4.11%(d)                                 11/01/05            67,500             67,500,000
  Merrill Lynch & Co., Inc. (A+, Aa3)
               4.14%(d)                                 11/11/05           300,000            300,087,022
               4.23%(d)                                 01/19/06            20,000             20,015,791
  Morgan Stanley & Co., Inc. (A-1, P-1)
               4.14%(d)                                 11/01/05            81,040             81,040,000
               4.00%(d)                                 11/15/05           200,000            200,034,168

                                                                                          ===============
                                                                                            1,122,086,865
                                                                                          ---------------
Short-Term Business Credit Institutions - 2.3%
  General Electric Capital Corp. (AAA, Aaa)
               4.04%(d)                                 11/09/05           116,000            116,013,346
               4.07%(d)                                 11/17/05           163,760            163,831,217

                                                                                          ===============
                                                                                              279,844,563
                                                                                          ---------------
TOTAL VARIABLE RATE OBLIGATIONS
  (Cost $3,212,263,657)                                                                     3,233,763,657
                                                                                          ---------------
TIME DEPOSITS - 13.8%
  ING Bank (Internationale Nederland) (A-1, P-1)
               4.02%                                    11/01/05           363,000            363,000,000
  Societe Generale (A-1+, P-1)
               3.95%                                    11/01/05           500,000            500,000,000
  UBS AG, Stamford (A-1+, P-1)
               3.97%                                    11/01/05           815,000            815,000,000

                                                                                          ===============
TOTAL TIME DEPOSITS
  (Cost $1,678,000,000)                                                                     1,678,000,000
                                                                                          ---------------

                                                                             PAR
                                                         MATURITY           (000)                VALUE
                                                        ----------   ------------------   -------------------
REPURCHASE AGREEMENTS - 9.8%
Deutsche Bank Securities, Inc.
               3.76%                                    11/01/05          $300,000        $   300,000,000
  (Agreement dated 09/20/05 to be repurchased at
    $301,316,000, collateralized by Federal Home
    Loan Mortgage Corp. Bonds, Adjustable Rate
    Mortgage Notes, Federal National Mortgage
    Assoc. Bonds, Variable Rate Notes, Government
    National Mortgage Assoc. Bonds and Vendee
    Mortgage Trust 3.68% to 6.50% due from
    02/15/19 to 10/15/35. The value of the collateral
    is $309,000,000.)
Morgan Stanley & Co., Inc.
               4.02%                                    11/01/05           892,984            892,984,000
  (Agreement dated 10/31/05 to be repurchased at
    $893,083,717, collateralized by Federal Home
    Loan Bank Bonds, Financing Corp. Strips,
    Resolution Funding Corp. Strips, and Strip
    Principals 0.00% to 4.63% due from 12/15/05 to
    01/15/21. The value of the collateral is
    $920,607,259.)

                                                                                          ===============
TOTAL REPURCHASE AGREEMENTS
  (Cost $1,192,984,000)
                                                                                            1,192,984,000
                                                                                          ---------------
TOTAL INVESTMENTS IN SECURITIES -  100.0%
  (Cost $12,171,895,295(a))
                                                                                           12,171,895,295
OTHER ASSETS IN EXCESS OF
  LIABILITIES - 0.0%
                                                                                                  968,476
                                                                                          ---------------
NET ASSETS -  100.0%
  (Applicable to 11,580,153,873
  Institutional Shares, 595,735,769
  Dollar Shares, 2,262 Bear
  Stearns Premier Shares and
  2,167 Bear Stearns Premier
  Choice Shares outstanding)                                                              $12,172,863,771
                                                                                          ===============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS
14

                           BLACKROCK LIQUIDITY FUNDS
                            STATEMENT OF NET ASSETS
                              TEMPCASH (CONCLUDED)

OCTOBER 31, 2005

                                            VALUE
                                         -----------
NET ASSET VALUE, OFFERING AND
  REDEMPTION PRICE PER
  INSTITUTIONAL SHARE
  ($11,576,986,722/11,580,153,873)         $  1.00
                                           =======
NET ASSET VALUE, OFFERING AND
  REDEMPTION PRICE PER
  DOLLAR SHARE
        ($595,872,626/595,735,769)         $  1.00
                                           =======
NET ASSET VALUE, OFFERING AND
  REDEMPTION PRICE PER
  BEAR STEARNS PREMIER SHARE
                    ($2,256/2,262)         $  1.00
                                           =======
NET ASSET VALUE, OFFERING AND
  REDEMPTION PRICE PER
  BEAR STEARNS PREMIER CHOICE SHARE
                    ($2,167/2,167)         $  1.00
                                           =======

-------------------
(a)  Aggregate cost for Federal income tax purposes.
(b)  Security is a foreign domiciled issuer which is registered with the
     Securities and Exchange Commission.
(c)  Security exempt from registration under Rule 144A of the Securities Act of
     1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional investors. As of October
     31, 2005, the Fund held 9.1% of its net assets, with a current market value of $1,113,757,043, in securities restricted as to resale.
(d)  Rates shown are the rates as of October 31, 2005 and maturities shown are the next interest readjustment date or the date the principal owed can be recovered through demand.
(e)  Ratings reflect those of guarantor.
(f)  Illiquid Security. As of October 31, 2005, the Fund held 4.7% of its net assets, with a current market value of $576,000,000 in these securities.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS
                                                                              15

                           BLACKROCK LIQUIDITY FUNDS
                            STATEMENT OF NET ASSETS
                                    FEDFUND

OCTOBER 31, 2005

                                                                                   PAR
                                                               MATURITY           (000)                VALUE
                                                              ----------   ------------------   -------------------
AGENCY OBLIGATIONS - 26.5%
Federal Farm Credit Bank Variable Rate Notes - 13.9%
               3.76%(b)                                       11/01/05          $ 95,000        $94,983,308
               3.78%(b)                                       11/01/05            10,000          9,999,715
               3.78%(b)                                       11/01/05            35,000         35,000,133
               3.78%(b)                                       11/01/05           172,000        172,004,178
               3.80%(b)                                       11/01/05            40,000         40,000,285
               3.87%(b)                                       11/14/05            80,000         80,012,730

                                                                                                ===========
                                                                                                432,000,349
                                                                                                -----------
Federal Home Loan Bank Bonds - 0.2%
               2.10%(c)                                       10/13/06             7,415          7,254,242
                                                                                                -----------
Federal Home Loan Bank Discount Notes - 0.4%
               3.72%(c)                                       11/01/05            11,576         11,576,000
                                                                                                -----------
Federal Home Loan Bank Variable Rate Notes - 8.0%
               3.10%(b)                                       11/01/05           100,000         99,959,140
               3.89%(b)                                       11/21/05           150,000        149,928,295

                                                                                                ===========
                                                                                                249,887,435
                                                                                                -----------
Federal Home Loan Mortgage Corp. Discount Notes - 0.6%
               4.23%(c)                                       09/27/06            20,000         19,224,500
                                                                                                -----------
Federal National Mortgage Assoc. Discount Notes - 1.8%
               3.69%(c)                                       11/01/05            55,321         55,321,000
                                                                                                -----------
Federal National Mortgage Assoc. Variable Rate Notes - 1.6%
               3.77%(b)                                       11/07/05            50,000         49,968,430
                                                                                                -----------
TOTAL AGENCY OBLIGATIONS
  (Cost $825,231,956)                                                                           825,231,956
                                                                                                -----------
REPURCHASE AGREEMENTS - 79.8%
Deutsche Bank Securities, Inc.
               3.76%                                          11/01/05           348,000        348,000,000
  (Agreement dated 09/20/05 to be repurchased at
    $349,526,560, collateralized by Federal Home
    Loan Mortgage Corp. Bonds and Adjustable
    Rate Mortgage Notes, Federal National
    Morgage Assoc. Variable Rate Notes and Bonds
    3.88% to 6.00% due 05/01/14 to 09/01/35. The
    market value is $358,440,000.)
Deutsche Bank Securities, Inc.
               3.73%                                          11/15/05           100,000        100,000,000
  (Agreement dated 08/22/05 to be repurchased at
    $100,880,694, collateralized by Federal Home
    Loan Mortgage Corp. Bonds and Adjustable
    Rate Mortgage Notes, Federal National
    Morgage Assoc. Variable Rate Notes and Bonds
    3.88% to 6.00% due 05/01/14 to 09/01/35. The
    market value is $103,000,000.)
Deutsche Bank Securities, Inc.
               3.94%                                          12/13/05           200,000        200,000,000
  (Agreement dated 10/04/05 to be repurchased at
    $201,532,222, collateralized by Federal Home
    Loan Mortgage Corp. Bonds and Adjustable
    Rate Mortgage Notes, Federal National
    Morgage Assoc. Variable Rate Notes and Bonds
    3.88% to 6.00% due 05/01/14 to 09/01/35. The
    market value is $206,000,000.)
Goldman Sachs & Co.
               4.02%                                          11/01/05           250,000        250,000,000
  (Agreement dated 10/31/05 to be repurchased at
    $250,027,917, collateralized by Federal National
    Mortgage Assoc. Variable Rate Notes and
    Bonds 4.00% to 7.00% due from 06/01/18 to

                                                                           PAR
                                                               MATURITY           (000)                VALUE
    04/01/35. The market value is $257,500,000.)              ----------   ------------------   -------------------
REPURCHASE AGREEMENTS (Continued)
Merrill Lynch Government Securities, Inc.
               3.98%                                          11/01/05          $ 78,580        $78,580,000
  (Agreement dated 10/31/05 to be repurchased at
    $78,588,687, collateralized by Federal Home
    Loan Bank Notes and U.S. Treasury Notes
    4.12% to 5.25% due from 08/15/08 to 06/15/20.
    The market value is $80,183,600.)
Merrill Lynch Government Securities, Inc.
               4.02%                                          11/01/05           250,000        250,000,000
  (Agreement dated 10/31/05 to be repurchased at
    $250,027,917, collaterized by Federal Home
    Loan Mortgage Corp. Adjustable Rate Mortgage
    Notes and Bonds and Government National
    Mortgage Assoc. Bonds 0.00% to 6.99% due
    from 12/15/14 to 08/16/42. The market value is
    $257,502,035.)
Merrill Lynch Government Securities, Inc.
               3.75%                                          12/01/05           150,000        150,000,000
  (Agreement dated 09/01/05 to be repurchased at
    $151,421,875, collateralized by Federal Home
    Loan Mortgage Corp. Bonds and Federal
    National Morgage Assoc. Bonds 4.00% to 6.00%
    due from 11/15/11 to 03/25/31. The market
    value is $154,501,664.)
Morgan Stanley & Co., Inc.
               3.75%                                          11/01/05           200,000        200,000,000
  (Agreement dated 09/20/05 to be repurchased at
    $200,875,000, collateralized by Federal Home
    Loan Mortgage Corp. Bonds, Federal National
    Mortgage Assoc. Variable Rate Notes, Bonds,
    and Medium Term Notes 3.21% to 6.50% due
    from 01/18/07 to 11/01/35. The market value is
    $206,820,199.)
Morgan Stanley & Co., Inc.
               4.01%                                          11/01/05           205,000        205,000,000
  (Agreement dated 10/31/05 to be repurchased at
    $205,022,835, collateralized by Federal Home
    Loan Mortgage Corp. Bonds, Federal National
    Mortgage Assoc. Variable Rate Notes, Bonds,
    and Medium Term Notes 3.21% to 6.50% due
    from 01/18/07 to 11/01/35. The market value is
    $211,990,704.)
Morgan Stanley & Co., Inc.
               4.02%                                          11/01/05           250,000        250,000,000
  (Agreement dated 10/31/05 to be repurchased at
    $250,027,917, collateralized by Federal Home
    Loan Mortgage Corp. Bonds, Federal National
    Mortgage Assoc. Variable Rate Notes, Bonds,
    and Medium Term Notes 3.21% to 6.50% due
    from 01/18/07 to 11/01/35. The market value is
    $258,525,249.)
PNC Bank, N.A.(d)
               3.76%                                          11/01/05            52,900         52,900,000
  (Agreement dated 10/31/05 to be repurchased at
    $52,905,529, collateralized by Federal National
    Morgage Assoc. Bonds 5.00% due 07/01/20. The
    market value is $185,180,559.)
UBS Securities LLC
               3.78%                                          11/01/05           200,000        200,000,000
  (Agreement dated 10/04/05 to be repurchased at
    $200,588,000, collateralized by Federal Home
    Loan Mortgage Corp. Strips 0.00% due
    08/01/35. The market value is $206,003,193.09.)

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
16

                           BLACKROCK LIQUIDITY FUNDS
                            STATEMENT OF NET ASSETS
                              FEDFUND (CONCLUDED)

OCTOBER 31, 2005

                                                                    PAR
                                                    MATURITY       (000)            VALUE
                                                   ----------   -----------   ----------------
REPURCHASE AGREEMENTS (Continued)
UBS Securities LLC
    4.03%                                          12/13/05     $200,000      $ 200,000,000
  (Agreement dated 11/01/05 to be repurchased at
    $200,940,333, collateralized by Federal Home
    Loan Mortgage Corp. Strips 0.00% due from
    08/01/35. The market value is $206,003,193.)

                                                                              =============
TOTAL REPURCHASE AGREEMENTS
  (Cost $2,484,480,000)                                                       2,484,480,000
                                                                              -------------

TOTAL INVESTMENTS IN SECURITIES -  106.3%
  (Cost $3,309,711,956(a))               3,309,711,956
LIABILITIES IN EXCESS OF OTHER
  ASSETS -  (6.3)%
(Including $200,000,000 of
investment purchases
  payable)                                (196,978,426)
                                         -------------
NET ASSETS -  100.0%
  (Applicable to 2,320,015,691
  Institutional Shares, 372,503,651
  Dollar Shares, 1,546,926 Cash
  Reserve Shares, 43,476,470
  Administration Shares, 47,180,226
  Bear Stearns Shares, 2,168 Bear
  Stearns Premier Choice Shares,
  241,904,414 Bear Stearns Private
  Client Shares and 86,116,037 Bear
  Stearns Premier Shares
  outstanding)                          $3,112,733,530
                                        ==============

NET ASSET VALUE, OFFERING AND
  REDEMPTION PRICE PER
  INSTITUTIONAL SHARE
  ($2,320,001,092/2,320,015,691)            $  1.00
                                            =======
NET ASSET VALUE, OFFERING AND
  REDEMPTION PRICE PER
  DOLLAR SHARE
      ($372,459,733/372,503,651)            $  1.00
                                            =======
NET ASSET VALUE, OFFERING AND
  REDEMPTION PRICE PER
  CASH RESERVE SHARE
          ($1,547,101/1,546,926)            $  1.00
                                            =======
NET ASSET VALUE, OFFERING AND
  REDEMPTION PRICE PER
  ADMINISTRATION SHARE
        ($43,479,919/43,476,470)            $  1.00
                                            =======
NET ASSET VALUE, OFFERING AND
  REDEMPTION PRICE PER
  BEAR STEARNS SHARE
        ($47,204,527/47,180,226)            $  1.00
                                            =======
NET ASSET VALUE, OFFERING AND
  REDEMPTION PRICE PER
  BEAR STEARNS PREMIER CHOICE SHARE
                  ($2,168/2,168)            $  1.00
                                            =======
NET ASSET VALUE, OFFERING AND
  REDEMPTION PRICE PER
  BEAR STEARNS PRIVATE CLIENT SHARE
      ($241,912,968/241,904,414)            $  1.00
                                            =======
NET ASSET VALUE, OFFERING AND
  REDEMPTION PRICE PER
  BEAR STEARNS PREMIER SHARE
        ($86,126,022/86,116,037)            $  1.00
                                            =======

 (a)  Aggregate cost for Federal income tax purposes.
 (b)  Rates shown are the rates as of October 31, 2005 and maturities shown are the next interest readjustment date or the date the principal owed can be recovered through demand.
 (c)  The rate shown is the effective yield on the discount notes at the time of purchase.
 (d)  Represents an investment in an affiliate.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
                                                                              17

                           BLACKROCK LIQUIDITY FUNDS
                            STATEMENT OF NET ASSETS
                                    MUNIFUND

OCTOBER 31, 2005

                                                                             PAR
                                                         MATURITY           (000)                VALUE
                                                        ----------   ------------------   -------------------
MUNICIPAL BONDS - 99.6%
Alabama - 5.2%
  Alabama Housing Finance Authority Multi Family
    Housing RB (Rime Village Hoover Project)
    Series 1996A DN (Federal National Mortgage
    Assoc. Guaranty) (A-1+)
    2.76%(b)                                            11/07/05          $10,265         $10,265,000
  Columbia IDRB (Alabama Power Co. Project)
    Series 1995B DN (The Southern Co. Guaranty)
    (A-1, VMIG-1)
    2.71%(b)                                            11/01/05           18,300          18,300,000
  Columbia IDRB (Alabama Power Co. Project)
    Series 1999A DN (The Southern Co. Guaranty)
    (A-1, VMIG-1)
    2.71%(b)                                            11/01/05           30,450          30,450,000
  Cullman Medical Park RB (South Medical Clinic
    Board Project) (Merrill Lynch P-Float Trust
    Receipts) Series 2005-121 DN (Lloyds Bank
    LOC) (VMIG-1)
    2.76%(b)                                            11/07/05           11,100          11,100,000
  Eutaw Industrial Development Board PCRB
    (Alabama Power Co. Project) Series 1998 DN
    (A-1, VMIG-1)
    2.71%(b)                                            11/01/05            5,200           5,200,000
  Jefferson County GO Warrants Series 2001B DN
    (Morgan Guaranty Trust LOC, Bayerische
    Landesbank Girozentrale SBPA) (A-1+, VMIG-1)
    2.69%(b)                                            11/01/05           85,415          85,415,000

                                                                                          ===========
                                                                                          160,730,000
                                                                                          -----------
Alaska - 0.5%
  Anchorage Wastewater RB Series 2004C-25 DN
    (VMIG-1)
    2.72%(b)                                            11/07/05            1,000           1,000,000
  Anchorage Water RB (Wachovia Merlots Trust
    Receipts) Series 2004C-32 MB (MBIA Insurance,
    Wachovia Bank N.A. SBPA) (MIG-1)
    2.85%(c)                                            04/20/06            3,130           3,130,000
  Matanuska-Susitna Borough RB (Wachovia
    Merlots Trust Receipts) Series 2001A-114 DN
    (FGIC Insurance, Wachovia Bank N.A. SBPA)
    (A-1)
    2.72%(b)                                            11/07/05            3,150           3,150,000
  Valdez Marine Terminal RB (Exxon Pipeline Co.
    Project) Series 1993C DN (A-1+, VMIG-1)
    2.60%(b)                                            11/01/05            9,450           9,450,000

                                                                                          ===========
                                                                                           16,730,000
                                                                                          -----------
Arizona - 0.6%
  Arizona State Transportation Highway Revenue
    Board RB (Citibank Trust Receipts) Series
    2005R ROC-II-425 DN (Citibank Liquidity
    Facility) (A-1+)
    2.74%(b)(c)                                         11/07/05            3,365           3,365,000
  Colorado Public Highway Authority RB (Merrill
    Lynch P-Float Trust Receipts) Series 2005
    PZ-46 DN (MBIA Insurance, Merrill Lynch & Co.
    SBPA)
    2.78%(b)                                            11/07/05            5,960           5,960,000
  Phoenix GO (Citigroup Trust Receipts) Series
    2005R-416 ROC-RR-II DN (Citibank Liquidity
    Facility) (VMIG-1)
    2.74%(b)                                            11/07/05            4,400           4,400,000
  Pima County IDRB (El Dorado Hospital Project)
    Series 2004 DN (Branch Banking & Trust Co.
    LOC) (VMIG-1)
    2.72%(b)                                            11/07/05            5,400           5,400,000

                                                                                          ===========
                                                                                           19,125,000
                                                                                          -----------

                                                                             PAR
                                                         MATURITY           (000)                VALUE
                                                        ----------   ------------------   -------------------
MUNICIPAL BONDS (Continued)
Arkansas - 0.5%
  Arkansas Housing Finance Authority RB (Baptist
    Health Project) Series 1995 DN (MBIA
    Insurance) (A-1+)
    2.75%(b)                                            11/07/05          $15,400         $15,400,000
                                                                                          -----------
California - 4.5%
  California Department of Water Resource Power
    Supply RB Series 2002C-4 DN (Morgan
    Guaranty Trust LOC) (A-1+, VMIG-1)
    2.74%(b)                                            11/07/05           35,800          35,800,000
  California Department of Water Resource Power
    Supply RB Series 2002C-6 DN (Kredietbank
    LOC) (A-1+, VMIG-1)
    2.74%(b)                                            11/07/05            8,100           8,100,000
  California GO (Merrill Lynch P-Float Trust
    Receipts) Series 2003-PA-1231 DN
    (Kredietbank N.V. LOC) (A-1)
    2.72%(b)                                            11/07/05            5,500           5,500,000
  California Health Facilities Financing Authority RB
    Series 1999 PA-587 DN (Merrill Lynch Capital
    Services Guaranty) (A-1+)
    2.76%(b)                                            11/07/05            8,095           8,095,000
  California Statewide Communities Development
    Authority Multi-Family RB (Merrill Lynch
    P-Float Trust Receipts) Series 2000 PT-1268 DN
    (Merrill Lynch & Co. Guaranty) (A-1+)
    2.76%(b)                                            11/07/05           14,600          14,600,000
  Chino Basin Regulatory Financing Authority RB
    (Merrill Lynch P-Float Trust Receipts) Series
    2005 PT-2773 DN (AMBAC Insurance)
    2.72%(b)                                            11/07/05            3,340           3,340,000
  Irvine Public Facilities & Infrastructure Authority
    Lease RB (Capital Improvement Project) Series
    1985 DN (State Street Bank & Trust Co. LOC)
    (VMIG-1)
    2.68%(b)                                            11/07/05            2,050           2,050,000
  Irvine Unified School District Special Tax RB
    (Community Facilities District No. 01 Project)
    Series 2003 DN (Bank of New York LOC)
    (VMIG-1)
    2.66%(b)                                            11/01/05           10,100          10,100,000
  Los Angeles Wastewater Systems Subordinate RB
    Series 2001A DN (FGIC Insurance) (A-1+, MIG-1)
    2.15%(b)                                            11/07/05            8,500           8,500,000
  Metropolitan Water District of Southern California
    Waterworks RB Series 2003C-1 DN (Dexia
    Credit LOC) (A-1+, VMIG-1)
    2.63%(b)                                            11/07/05               50              50,000
  Puttable Floating Option Tax-Exempt Receipts RB
    (Regular Floats PZP-009 Mode A) Series 2005
    DN (FGIC Insurance) (F-1+)
    2.80%(b)                                            11/07/05            9,190           9,190,000
  Puttable Floating Option Tax-Exempt Receipts RB
    Series 2005-PZP-005 DN (Multiple LOCs,
    Merrill Lynch & Co. Inc. SBPA) (AAA, F-1+)
    2.80%(b)                                            11/07/05           13,500          13,500,000
  San Diego Public Facilities Financing Authority
    Lease RB (Merrill Lynch P-Float Trust Receipts)
    Series 2002 PPT-1002C DN (Kredietbank LOC)
    (A-1)
    2.75%(b)                                            11/07/05           20,000          20,000,000

                                                                                          ===========
                                                                                          138,825,000
                                                                                          -----------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
18

                           BLACKROCK LIQUIDITY FUNDS
                            STATEMENT OF NET ASSETS
                              MUNIFUND (CONTINUED)

OCTOBER 31, 2005

                                                                          PAR
                                                      MATURITY           (000)                VALUE
                                                     ----------   ------------------   -------------------
MUNICIPAL BONDS (Continued)
Colorado - 3.0%
  Alamosa County Hospital RB (San Luis Valley
    Regional Medical Center Project) Series 2005
    DN (U.S. Bank N.A. LOC) (A-1+)
    2.75%(b)                                         11/07/05          $11,355         $11,355,000
  Colorado Education Loan Program RB Series 2005
    TRAN (SP-1+, MIG-1)
    4.00%                                            08/07/06           16,500          16,661,299
  Colorado Educational & Cultural Facilities
    Authority RB (Denver Museum Project) Series
    2001 DN (Bank One N.A. LOC) (A-1)
    2.71%(b)                                         11/07/05              400             400,000
  Colorado Health Facilities Authority RB (Merrill
    Lynch P-Float Trust Receipts) Series 2002
    PZ-89 DN (Merrill Lynch Guaranty) (A-1)
    2.78%(b)(c)                                      11/07/05           14,940          14,940,000
  Colorado Health Facilities Authority RB (Total
    Long-Term Care Project) Series 2002 DN (U.S.
    Bank N.A. LOC) (A-1+)
    2.70%(b)                                         11/07/05            5,150           5,150,000
  Colorado Housing & Finance Authority RB (Single
    Family Mortgage Project) Series 2005-1B5 MB
    (SP-1, MIG-1)
    2.75%                                            07/05/06           10,000          10,000,000
  Colorado State General Fund RB Series 2005
    TRAN (SP-1+, MIG-1)
    4.00%                                            06/27/06           20,000          20,174,050
  Denver Urban Renewal Authority Tax Increment
    RB (Merrill Lynch P-Float Trust Receipts)
    Series 2004 PT-999 DN (Lloyds Bank SBPA)
    (A-1, AA-)
    2.79%(b)(c)                                      11/07/05            9,400           9,400,000
  East Cherry Creek Valley RB (Water & Sanitation
    Project) Series 2004 DN (MBIA Insurance, Dexia
    Bank SPBA) (A-1+)
    2.60%(b)                                         11/03/05            3,500           3,500,000

                                                                                       ===========
                                                                                        91,580,349
                                                                                       -----------
Connecticut - 1.3%
  Connecticut Health & Educational Facilities
    Authority RB (Quinnipac University Project)
    Series 2001F DN (Radian Credit LOC, J.P.
    MorganChase LOC)) (A-1+)
    2.71%(b)                                         11/01/05            2,600           2,600,000
  Connecticut Health & Educational Facilities
    Authority RB (Yale University Project) Series
    1999U-2 DN (A-1+, VMIG-1)
    2.68%(b)                                         11/07/05           19,100          19,100,000
  Connecticut Health & Educational Facilities RB
    (Yale University Project) Series 2001 V-1 DN
    (A-1+, VMIG-1)
    2.72%(b)                                         11/01/05           20,000          20,000,000

                                                                                       ===========
                                                                                        41,700,000
                                                                                       -----------
Delaware - 0.5%
  Delaware Economic Development Authority RB
    (St. Anne's Episcopal School Project) Series
    2001 DN (Wilmington Trust Co. LOC) (A-1)
    2.80%(b)                                         11/07/05            2,000           2,000,000
  Delaware Economic Development Authority RB
    (St. Edmonds Academy Project) Series 2005 DN
    (Mercantile Safe Deposit & Trust Bank LOC)
    (VMIG-1)
    2.70%(b)                                         11/07/05            5,500           5,500,000

                                                                          PAR
                                                      MATURITY           (000)                VALUE
                                                     ----------   ------------------   -------------------
MUNICIPAL BONDS (Continued)
Delaware (continued)
  New Castle County Student Housing Authority RB
    (University Courtyard Appartments Project)
    Series 2005 DN (Bank of New York LOC)
    (VMIG-1)
    2.73%(b)                                         11/07/05          $ 5,000         $ 5,000,000
  Sussex County IDRB (Rehoboth Mall Project)
    Series 2001A DN (M&T Bank Corp. LOC) (A-1)
    2.78%(b)                                         11/07/05            3,125           3,125,000

                                                                                       ===========
                                                                                        15,625,000
                                                                                       -----------
District of Columbia - 0.4%
  District of Columbia RB (Arts & Technology
    Academy Project) Series 2002 DN (M&T Bank
    Corp. LOC) (VMIG-1)
    2.75%(b)                                         11/07/05            3,730           3,730,000
  District of Columbia RB (Hospital for Sick
    Children Project) Series 2005 DN (SunTrust
    Bank LOC) (VMIG-1)
    2.70%(b)                                         11/07/05            4,450           4,450,000
  District of Columbia RB Series 2001 DN (SunTrust
    Bank LOC) (VMIG-1)
    2.70%(b)                                         11/07/05            1,700           1,700,000
  District of Columbia Water & Sewer Authority
    Public Utilities RB Series 2002A-64 DN
    (Wachovia Bank N.A. LOC) (VMIG-1)
    2.72%(b)                                         11/07/05            2,275           2,275,000

                                                                                       ===========
                                                                                        12,155,000
                                                                                       -----------
Florida - 2.3%
  Broward County GO (Wachovia Merlots Trust
    Receipts) Series 2004B-9 DN (Wachovia Bank
    N.A. SBPA) (A-1)
    2.72%(b)(d)                                      11/07/05            5,630           5,630,000
  Broward County Municipal Securities Trust
    Certificates RB (Bear Stearns Trust Receipts)
    Series 2002 DN (FSA Insurance) (A-1)
    2.74%(b)(c)                                      11/07/05           14,000          14,000,000
  Florida Board of Education GO (Eagle Tax Exempt
    Trust Receipts) Series 2003A DN (Citibank
    SBPA) (A-1+)
    2.74%(b)                                         11/07/05            4,945           4,945,000
  Florida Housing Finance Corp. Multi Family RB
    (Merrill Lynch P-Float Trust Receipts) Series
    2000 PT-1234 DN (Merrill Lynch Capital
    Services SBPA) (A-1)
    2.79%(b)(c)                                      11/07/05           15,195          15,195,000
  Florida Juvenile Department RB (Wachovia Merlot
    Trust Receipts) Series 2000-OOO DN (MBIA
    Insurance) (VMIG-1)
    2.72%(b)                                         11/07/05           11,480          11,480,000
  Florida Local Government Finance Association RB
    Series 2005 MB (A-1, P-1)
    2.70%                                            12/15/05            2,406           2,406,000
  Highlands County Health Facilities Authority RB
    (Adventist Health System Project) Series 2000B
    DN (MBIA Insurance, Bank of America SBPA)
    (A-1+, VMIG-1)
    2.70%(b)                                         11/07/05            7,500           7,500,000
  Miami Beach Health Facilities Authority RB
    (CitiGroup Trust Receipts) Series ROC-II-R DN
    (Citibank SBPA) (VMIG-1)
    2.78%(b)                                         11/07/05            2,095           2,095,000

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
                                                                              19

                           BLACKROCK LIQUIDITY FUNDS
                            STATEMENT OF NET ASSETS
                              MUNIFUND (CONTINUED)

OCTOBER 31, 2005

                                                                             PAR
                                                         MATURITY           (000)                VALUE
                                                        ----------   ------------------   -------------------
MUNICIPAL BONDS (Continued)
Florida (continued)
  Pinellas County Housing Finance Authority RB
    Series 2004A DN (Rabobank SBPA, CDC
    Funding Insurance) (VMIG-1)
    2.79%(b)                                            11/07/05          $ 2,595         $2,595,000
  Tampa RB (Volunteers of America Project) Series
    2005 DN (Wachovia Bank N.A. LOC)
    2.80%(b)                                            11/07/05            3,900          3,900,000

                                                                                          ==========
                                                                                          69,746,000
                                                                                          ----------
Georgia - 2.2%
  Appling County Development Authority PCRB
    (Oglethorpe Power Corp. Project) Series 2002
    DN (MBIA Insurance, J.P. Morgan Chase Bank
    SBPA) (A-1+)
    2.75%(b)                                            11/07/05            2,415          2,415,000
  Athens-Clarke County Unified Government
    Development Authority RB (University of
    Georgia Athletic Association Project) Series
    2005B DN
    2.71%(b)                                            11/01/05            8,000          8,000,000
  Atlanta Water & Wastewater (Citibank Eagle Trust
    Receipts) RB Series 2005 DN (FSA Insurance,
    Citibank Liquidty Facility) (A-1+)
    2.74%(b)                                            11/07/05            5,000          5,000,000
  Bibb County Methodist Home Development
    Authority RB Series 2001 DN (SunTrust Bank
    LOC) (VMIG-1)
    2.70%(b)                                            11/07/05            3,080          3,080,000
  Clayton County Hospital Authority Anticipation
    Certificates RB Series 1998B DN (SunTrust
    Bank LOC) (Aa3)
    2.70%(b)                                            11/07/05            1,840          1,840,000
  Cobb County Development Authority RB (Boy
    Scouts of America Atlanta Project) Series 2001
    DN (SunTrust Bank LOC) (VMIG-1)
    2.70%(b)                                            11/07/05            3,000          3,000,000
  Cobb County Development Authority RB (Highland
    Park Associates Project) Series 1998 DN
    (SunTrust Bank LOC)
    2.70%(b)                                            11/07/05            2,900          2,900,000
  Dekalb County Housing Authority Multi Family
    Housing RB (Clairmont Crest Project) Series
    1995 DN (Federal National Mortgage Assoc.
    Guaranty) (A-1+, VMIG-1)
    2.70%(b)                                            11/07/05              400            400,000
  Forsyth County School District GO Series 2004A-6
    DN (FSA Insurance, CDC Liquidity) (A-1+)
    2.74%(b)                                            11/07/05            3,025          3,025,000
  Fulton County Development Authority RB (Epstein
    School Project) Series 1997 DN (SunTrust Bank
    LOC) (Aa3)
    2.70%(b)                                            11/07/05            1,900          1,900,000
  Fulton County Development Authority RB (Mount
    Vernon Presbyterian School Project) Series
    2005 DN (Branch Banking & Trust LOC)
    (VMIG-1)
    2.72%(b)                                            11/07/05            3,000          3,000,000
  Fulton County Development Authority RB (Trinity
    School Project) Series 2001 DN (SunTrust Bank
    LOC) (VMIG-1)
    2.70%(b)                                            11/07/05            2,000          2,000,000
  Fulton County Residential Care Facilities RB
    (Canterbury Court Project) Series 2004C DN
    (HSH Nordbank LOC) (A-1+)
    2.72%(b)                                            11/07/05           13,500         13,500,000

                                                                             PAR
                                                         MATURITY           (000)                VALUE
                                                        ----------   ------------------   -------------------
MUNICIPAL BONDS (Continued)
Georgia (continued)
  Georgia Local Government Certificates RB Series
    2002O DN (MBIA Insurance, Bank of America
    N.A. Liquidity Facility) (A-1+)
    2.78%(b)                                            11/07/05          $ 1,310         $1,310,000
  Gwinnett County Development Authority RB
    (Wesleyan School Income Project) Series 2005
    DN (SunTrust Bank LOC) (VMIG-1)
    2.70%(b)                                            11/07/05            3,000          3,000,000
  Gwinnett County Hospital Authority Anticipation
    Certificates RB Series 2002 DN (SunTrust Bank
    LOC) (A-1+)
    2.70%(b)                                            11/07/05            3,000          3,000,000
  La Grange Development Authority RB Series 2001
    DN (SunTrust Bank LOC) (VMIG-1)
    2.70%(b)                                            11/07/05            1,000          1,000,000
  Macon-Bibb County Hospital Authority RB (The
    Medical Center of Central Georgia Project)
    Series 1998 DN (SunTrust Bank LOC) (A-1+)
    2.70%(b)                                            11/07/05            3,000          3,000,000
  Medical Center Hospital Authority RB (Spring
    Harbor at Green Island Project) Series 2004 DN
    (Bank of Scotland LOC) (F-1+)
    2.70%(b)                                            11/07/05            2,300          2,300,000
  Metropolitan Atlanta Rapid Transportation
    Authority GO Series 2005 TECP (Dexia LOC)
    (A-1+, P-1)
    2.65%                                               11/07/05            5,000          5,000,000

                                                                                          ==========
                                                                                          68,670,000
                                                                                          ----------
Hawaii - 1.0%
  Hawaii GO (Citibank Eagle Trust Receipts) Series
    2002 DN (FSA Insurance) (A-1+)
    2.74%(b)                                            11/07/05            3,600          3,600,000
  Hawaii Municipal Securities Trust Certificates GO
    (Bear Stearns Municipal Trust Certificates)
    Series 2002A-9049 DN (AMBAC Insurance, Bear
    Stearns Capital Markets Liquidity Facility) (A-1)
    2.74%(b)(c)                                         11/07/05            8,760          8,760,000
  Hawaii Municipal Securities Trust Certificates GO
    (Bear Stearns Municipal Trust Certificates)
    Series 2002A-9051 DN (FSA Insurance) (A-1)
    2.75%(b)(c)                                         11/07/05            9,990          9,990,000
  Hawaii Pacific Health Special Purpose RB
    (Department of Budget & Finance Project)
    Series 2004B DN (Radian Asset Assurance
    Guaranty, Bank of Nova Scotia Liquidity Facility)
    (A-1+, F-1+)
    2.80%(b)                                            11/07/05            7,500          7,500,000

                                                                                          ==========
                                                                                          29,850,000
                                                                                          ----------
Illinois - 6.8%
  Boone, McHenry & Dekalb Counties GO (Merrill
    Lynch P-Float Trust Receipts) Series 2005
    PZ-50 DN (MBIA Insurance Guaranty) (F-1+)
    2.78%(b)                                            11/07/05            2,730          2,730,000
  Central Lake County Action Water Agency RB
    (Wachovia Merlots Trust Receipts) Series
    2003B-18 DN (MBIA Insurance, Wachovia Bank
    N.A. Liquidity Facility) (VMIG-1)
    2.72%(b)                                            11/07/05            4,975          4,975,000
  Chicago Board of Education GO (Wachovia Merlots
    Trust Receipts) Series 1999A-47 DN (FGIC
    Insurance, Wachovia Bank N.A. LOC) (A-1)
    2.72%(b)                                            11/07/05            3,090          3,090,000

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
20

                           BLACKROCK LIQUIDITY FUNDS
                            STATEMENT OF NET ASSETS
                              MUNIFUND (CONTINUED)

OCTOBER 31, 2005

                                                                             PAR
                                                         MATURITY           (000)                VALUE
                                                        ----------   ------------------   -------------------
MUNICIPAL BONDS (Continued)
Illinois (continued)
  Chicago Board of Education GO Series 2005 PZ-60
    DN (FGIC Insurance, Merrill Lynch & Co. SBPA)
    (F-1+)
    2.78%(b)                                            11/07/05          $ 2,045         $ 2,045,000
  Chicago Board of Education Municipal Securities
    Trust Certificates RB (Bear Stearns Trust
    Receipts) Series 2001 DN (FSA Insurance, Bear
    Stearns Capital Markets Liquidity Facility) (A-1)
    2.75%(b)(c)                                         11/07/05            4,695           4,695,000
  Chicago GO (Wachovia Merlots Trust Receipts)
    Series 2000W DN (AMBAC Insurance, Wachovia
    Bank N.A. Liquidity Facility) (VMIG-1)
    2.72%(b)                                            11/07/05            2,000           2,000,000
  Chicago GO Tender Notes Series 2004 MB (State
    Street Bank & Trust Co. LOC) (SP-1+, MIG-1)
    2.20%(b)                                            12/08/05            4,000           4,000,000
  Chicago O'Hare International Airport RB
    (Wachovia Merlot Trust Receipts) Series
    2002A-25 DN (MBIA Insurance, Wachovia Bank
    N.A. Liquidity Facitility) (VMIG-1)
    2.72%(b)                                            11/07/05            5,295           5,295,000
  Chicago Park District RB (Citibank Eagle Tax
    Exempt Trust Receipts) Series 2002-1306 DN
    (FGIC Insurance, Citibank Liquidity Facility)
    (A-1+)
    2.74%(b)                                            11/07/05            5,345           5,345,000
  Chicago Sales Tax RB (Wachovia Merlots Trust
    Receipts) Series 2000AAA DN (FSA Insurance)
    (VMIG-1)
    2.72%(b)                                            11/07/05            5,000           5,000,000
  Chicago Sales Tax RB (Wachovia Merlots Trust
    Receipts) Series 2005A-13 DN (Wachovia Bank
    N.A. SBPA) (VMIG-1)
    2.80%(b)                                            07/05/06            8,275           8,275,000
  Chicago Wastewater Transmission RB Series 2004
    PZ-40 DN (MBIA Insurance, Merrill Lynch & Co.
    SBPA)
    2.78%(b)                                            11/07/05            2,115           2,115,000
  Cook County Capital Improvement GO (Wachovia
    Merlot Trust Receipts) Series 2002C DN
    (AMBAC Insurance, Wachovia Bank N.A.
    Liquidity Facility) (VMIG-1)
    2.72%(b)                                            11/07/05            3,500           3,500,000
  Du Page County Municipal Securities Trust
    Certificates RB (Bear Stearns Trust Receipts)
    Series 2001A DN (FSA Insurance, Bear Stearns
    SBPA) (A-1)
    2.75%(b)(c)                                         11/07/05           15,970          15,970,000
  Illinois Dedicated Tax RB (Macon Trust
    Certificates) Series 2002N DN (AMBAC
    Insurance) (A-1+)
    2.80%(b)                                            11/07/05            2,935           2,935,000
  Illinois Development Finance Authority RB
    (Merrill Lynch P-Floats Trust Receipts) Series
    2005PZ-80 DN (Merrill Lynch & Co. Liquidity
    Facility) (VMIG-1)
    2.78%(b)                                            11/07/05           12,035          12,035,000
  Illinois Educational Facilities Authority RB (Macon
    Trust Certificates) Series 2005D DN (Bank of
    America N.A. SBPA) (A-1+)
    2.74%(b)                                            11/07/05            2,780           2,780,000
  Illinois Educational Facility Authority RB (Aurora
    University Project) Series 2002 DN (Fifth Third
    Bank N.A. LOC) (VMIG-1)
    2.77%(b)                                            11/07/05            1,800           1,800,000

                                                                             PAR
                                                         MATURITY           (000)                VALUE
                                                        ----------   ------------------   -------------------
MUNICIPAL BONDS (Continued)
Illinois (continued)
  Illinois Finance Authority RB (Gas Supply Project)
    Series 2005-1142 DN (AMBAC Insurance,
    Morgan Stanley Liquidity Facility) (A-1)
    2.73%(b)                                            11/07/05          $15,390         $15,390,000
  Illinois GO (ABN-AMRO Munitops Trust
    Certificates) Series 2002-23 MB (MBIA
    Insurance) (MIG-1)
    2.88%                                               11/23/05           12,375          12,375,000
  Illinois GO (Wachovia Merlots Trust Receipts)
    Series 2002 DN (MBIA Insurance, Wachovia
    Bank N.A. Liquidity Facility) (VMIG-1)
    2.72%(b)                                            11/07/05            5,620           5,620,000
  Illinois GO (Wachovia Merlots Trust Reciepts)
    Series 2002 DN (MBIA Insurance, Wachovia
    Bank N.A. SBPA) (VMIG-1)
    2.72%(b)                                            11/07/05            2,495           2,495,000
  Illinois Health Facilities Authority Municipal
    Securities Trust Certificates RB (Bear Stearns
    Trust Receipts) Series 2002 DN (MBIA
    Insurance, Bear Stearns Capital Markets
    Liquidity Facility) (A-1)
    2.75%(b)(c)                                         11/07/05           14,865          14,865,000
  Illinois Regional Transportation Authority RB
    (Wachovia Merlots Trust Receipts) Series
    2002A-24 DN (Wachovia Bank N.A. SBPA)
    (VMIG-1)
    2.72%(b)                                            11/07/05           13,585          13,585,000
  Lake County First Preservation District GO
    (Citibank Trust Receipts) Series 2003R ROC-II
    DN (Citibank Liquidity Facility) (A-1+)
    2.74%(b)                                            11/07/05            1,985           1,985,000
  Metropolitan Pier & Exposition Authority
    Dedicated Tax Restructure RB (Merrill Lynch
    P-Floats Trust Receipts) Series 2005-PZ-52 DN
    (Merrill Lynch & Co. SBPA)
    2.78%(b)                                            11/07/05            7,570           7,570,000
  Metropolitan Pier & Exposition Authority
    Dedicated Tax Restructure RB (Merrill Lynch
    P-Floats Trust Receipts) Series 2005-PZ-84 DN
    (Merrill Lynch & Co. SBPA)
    2.78%(b)                                            11/07/05           15,465          15,465,000
  Metropolitan Pier & Exposition Authority RB (Bear
    Stearns Trust Certificates) Series 2005A-224
    DN (MBIA Insurance, Bear Stearns Capital
    Markets Liquidity Facility) (VMIG-1)
    2.85%(b)(c)                                         11/07/05            4,455           4,455,000
  Metropolitan Pier & Exposition Authority RB
    (Dedicated State Tax Receipts) Series 2005Z-5
    DN (MBIA Insurance, Goldman Sachs Liquidity
    Facility) (F-1+)
    2.78%(b)(c)                                         11/07/05            5,000           5,000,000
  Metropolitan Pier & Exposition Authority RB
    (Dedicated State Tax Receipts) Series
    2005PZ-44 DN (MBIA Insurance, Merrill Lynch
    Capital Services SBPA) (F-1+)
    2.78%(b)(c)                                         11/07/05            5,610           5,610,000
  Regional Transportation Authority GO (Wachovia
    Merlots Trust Receipts) Series 2001A-86 DN
    (FGIC Insurance, Wachovia Bank N.A. LOC)
    (VMIG-1)
    2.72%(b)(c)                                         11/07/05            1,600           1,600,000
  University of Illinois RB (Wachovia Merlots Trust
    Receipts) Series 2000 DN (MBIA Insurance,
    Wachovia Bank N.A. SBPA) (VMIG-1)
    2.72%(b)                                            11/07/05            3,500           3,500,000

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
                                                                              21

                           BLACKROCK LIQUIDITY FUNDS
                            STATEMENT OF NET ASSETS
                              MUNIFUND (CONTINUED)

OCTOBER 31, 2005

                                                                              PAR
                                                          MATURITY           (000)                VALUE
                                                         ----------   ------------------   -------------------
MUNICIPAL BONDS (Continued)
Illinois (continued)
  Will County Community Unit School District No.
    122 GO (New Lenox Project) Series 2005 PZ-48
    DN (FSA Insurance, Merrill Lynch Capital
    Services SBPA)
    2.78%(b)                                             11/07/05          $ 3,345         $ 3,345,000
  Will County Community Unit School District No.
    365 GO Series 2005 DN (FSA Insurance, Merrill
    Lynch Capital Services SBPA) (F-1+)
    2.78%(b)(c)                                          11/07/05            7,030           7,030,000

                                                                                           ===========
                                                                                           208,475,000
                                                                                           -----------
Indiana - 2.4%
  Indiana Development Finance Authority RB
    (Educational Facilities-Eiteljorg Museum
    Project) Series 2004 DN (Bank One N.A. LOC)
    (VMIG-1)
    2.76%(b)                                             11/07/05           16,500          16,500,000
  Indiana Health Facilities Financing Authority RB
    (Community Health Network Projects) Series
    2005B DN (FSA Insurance) (A-1+, VMIG-1)
    2.69%(b)                                             11/07/05            6,500           6,500,000
  Indiana Health Facilities Financing Authority RB
    (Golden Years Homestead Project) Series 2004
    DN (Wells Fargo Bank LOC) (A-1+)
    2.70%(b)                                             11/07/05            1,100           1,100,000
  Indiana Health Facilities Financing Authority RB
    (Memorial Hospital Project) Series 2004A DN
    (National City Bank of Indiana LOC)
    2.75%(b)                                             11/07/05           21,195          21,195,000
  Indiana Municipal Power Agency Power Supply
    System RB Series 2000A DN (Toronto Dominion
    LOC) (A-1+, VMIG-1)
    2.70%(b)                                             11/07/05            1,700           1,700,000
  Indiana Municipal Securities Trust Certificates RB
    (Bear Stearns Municipal Trust Receipts) Series
    2001A DN (Bear Stearns Capital Markets
    Liquidity Facility) (A-1)
    2.75%(b)(c)                                          11/07/05           11,115          11,115,000
  Indiana State Educational Facilities Authority RB
    (Wabash College Project) Series 2003 DN (Bank
    One N.A. LOC) (VMIG-1)
    2.71%(b)                                             11/07/05            2,605           2,605,000
  Indiana Transportation Finance Authority Highway
    RB Series 2004 DN (FGIC Insurance, Bank of
    New York SBPA) (A-1+)
    2.76%(b)                                             11/07/05            4,000           4,000,000
  Porter County Industrial Jail Building Corp. RB
    (Wachovia Merlots Trust Receipts) Series
    2001A-43 DN (Wachovia Bank N.A. LOC) (A-1)
    2.72%(b)                                             11/07/05            7,140           7,140,000
  Warren Township Vision 2005 School Building
    Corp. RB (Wachovia Merlots Trust Receipts)
    Series 2001A-52 DN (FGIC Insurance, Wachovia
    Bank N.A. SBPA) (A-1)
    2.72%(b)                                             11/07/05            3,300           3,300,000

                                                                                           ===========
                                                                                            75,155,000
                                                                                           -----------
Iowa - 0.5%
  Des Moines Commercial Development RB (Grand
    Office Park Project) Series 1985 DN (Principal
    Life Insurance Company Guaranty) (A-1+)
    2.88%(b)                                             11/07/05            6,000           6,000,000
  Iowa Higher Education Loan Authority RB (Private
    College Project) Series 1985 DN (MBIA
    Insurance) (A-1+, VMIG-1)
    2.73%(b)                                             11/07/05            1,700           1,700,000

                                                                              PAR
                                                          MATURITY           (000)                VALUE
                                                         ----------   ------------------   -------------------
MUNICIPAL BONDS (Continued)
Iowa (continued)
  Urbandale IDRB (Aurora Business Park
    Association Project) Series 1985 DN (Principal
    Life Insurance Co. Guaranty) (A-1+)
    2.88%(b)                                             11/07/05          $ 9,200         $ 9,200,000

                                                                                           ===========
                                                                                            16,900,000
                                                                                           -----------
Kentucky - 2.0%
  Fort Mitchell League of Cities RB (Funding Trust
    Lease Project) Series 2002A DN (U.S. Bank N.A.
    LOC) (VMIG-1)
    2.72%(b)                                             11/07/05            4,800           4,800,000
  Kentucky Association of Counties Advance
    Revenue COP Series 2005 TRAN (SP-1+)
    4.00%                                                06/30/06           20,000          20,160,622
  Kentucky Economic Development Finance
    Authority RB (Hospital Facilities Project) Series
    2001-509 DN (Merrill Lynch SBPA, National
    Australia Bank LOC) (A-1)
    2.79%(b)                                             11/07/05           28,000          28,000,000
  Kentucky Educational Development Financing
    Authority Hospital Facilities RB (Health Alliance
    Project) Series 1997 DN (MBIA Insurance)
    (A-1+, VMIG-1)
    2.68%(b)                                             11/07/05            9,800           9,800,000

                                                                                           ===========
                                                                                            62,760,622
                                                                                           -----------
Louisiana - 0.8%
  Louisiana Local Government Environmental
    Facilities Community Development Authority
    RB (Capital & Equipment Programs Project)
    Series 2003A DN (AMBAC Insurance, Banque
    Nationale de Paribas Liquidity Facility) (A+, Aaa)
    2.80%(b)                                             11/07/05           23,225          23,225,000
                                                                                           -----------
Maine - 0.1%
  Maine GO Series 2005 TAN (A-1+, MIG-1)
    4.00%                                                06/30/06            4,000           4,033,432
                                                                                           -----------
Maryland - 0.9%
  Baltimore County RB (St. Paul's School for Girls
    Facility Project) Series 2000 DN (M&T Bank
    Corp. LOC) (A-1)
    2.75%(b)                                             11/07/05            6,505           6,505,000
  Maryland Health & Higher Education Facilities
    Authority RB (Adventist Healthcare Project)
    Series 2003B DN (M&T Bank Corp. LOC)
    (VMIG-1)
    2.75%(b)                                             11/07/05            3,400           3,400,000
  Maryland Health & Higher Education Facilities
    Authority RB (Bear Stearns Municipal
    Securities Trust Receipts) Series 2003 SGA-143
    DN (Societe Generale Liquidity Facility) (A-1+)
    2.75%(b)                                             11/07/05            5,000           5,000,000
  Maryland Health & Higher Education Facilities
    Authority RB (Doctors' Community Hospital
    Issue Project) Series 1999 DN (M&T Bank Corp.
    LOC) (A-1)
    2.65%(b)                                             11/07/05            4,150           4,150,000
  Montgomery County Economic Development RB
    (Brooke Grove Foundation, Inc. Project) Series
    1998 DN (M&T Bank Corp. LOC) (A-1)
    2.65%(b)                                             11/07/05            4,550           4,550,000

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
22

                           BLACKROCK LIQUIDITY FUNDS
                            STATEMENT OF NET ASSETS
                              MUNIFUND (CONTINUED)

OCTOBER 31, 2005

                                                                             PAR
                                                         MATURITY           (000)                VALUE
                                                        ----------   ------------------   -------------------
MUNICIPAL BONDS (Continued)
Maryland (continued)
  Montgomery County RB (Imagination Stage, Inc.
    Facility Project) Series 2002 DN (M&T Bank
    Corp. LOC) (A-1)
    2.78%(b)                                            11/07/05          $ 3,865         $ 3,865,000

                                                                                          ===========
                                                                                           27,470,000
                                                                                          -----------
Massachusetts - 8.6%
  Commonwealth of Massachusetts GO (Wachovia
    Merlots Trust Receipts) Series 2002A-9 DN
    (FSA Insurance, Wachovia Bank N.A. SBPA)
    (A-1)
    2.71%(b)(c)                                         11/07/05            3,605           3,605,000
  Freetown Lakeville Regional School District GO
    Series 2005 BAN (SP-1+)
    4.25%                                               10/20/06            4,400           4,448,687
  Gill-Montague Regional School District GO Series
    2005 BAN (SP-1+)
    3.62%                                               07/28/06           18,130          18,238,526
  Hopkinton GO Series 2005 BAN (SP-1+)
    4.00%                                               08/09/06            4,133           4,167,300
  Lynnfield GO Series 2005 BAN (SP-1+)
    3.35%                                               03/01/06           12,750          12,771,342
  Massachusettes Development Finance Agency
    Multi-Family Housing RB (Carleton Willard
    Village Project) Series 2000 DN (Fleet National
    Bank LOC) (A-1)
    2.70%(b)                                            11/07/05           16,530          16,530,000
  Massachusetts Development Finance Agency RB
    (Boston University Project) Series 2002R-3 DN
    (Society General Liquidity Facility, XLCA
    Insurance)
    2.73%(b)                                            11/07/05           39,700          39,700,000
  Massachusetts Health & Educational Facilities
    Authority RB (Harvard University Project) Series
    1999R DN (A-1+, VMIG-1)
    2.37%(b)                                            11/07/05           27,630          27,630,000
  Massachusetts Health & Educational Facilities
    Authority RB (Harvard University Project) Series
    2000BB DN (A-1+, VMIG-1)
    2.37%(b)                                            11/07/05           54,100          54,100,000
  Massachusetts Health & Educational Facilities
    Authority RB (Harvard University Series
    2004GG-1 DN (A-1+, VMIG-1)
    2.37%(b)                                            11/07/05           32,050          32,050,000
  Massachusetts Health & Educational Facilities
    Authority RB (Massachusetts Institute of
    Technology Project) Series 2001J-1 DN
    (A-1+, VMIG-1)
    2.66%(b)                                            11/07/05           29,900          29,900,000
  Medford GO Series 2005 BAN (SP-1, MIG-1)
    3.00%                                               01/26/06           14,375          14,383,340
  Natick GO Series 2005 BAN (SP-1+, MIG-1)
    3.75%                                               04/28/06            1,432           1,437,757
  Waltham GO Series 2005 BAN (SP-1+, MIG-1)
    3.00%                                               11/15/05            3,215           3,215,554
  Watertown GO Series 2004 BAN (SP-1+, MIG-1)
    3.00%                                               11/09/05            3,900           3,900,750

                                                                                          ===========
                                                                                          266,078,256
                                                                                          -----------
Michigan - 3.3%
  Comstock Park Public Schools RB (Citigroup
    Trust Receipts) Series 2005 ROC-II-R DN
    (Citigroup Liquidity Facility) (VMIG-1)
    2.74%(b)                                            11/07/05            1,335           1,335,000

                                                                             PAR
                                                         MATURITY           (000)                VALUE
                                                        ----------   ------------------   -------------------
MUNICIPAL BONDS (Continued)
Michigan (continued)
  Detriot City School District RB (Wachovia Merlots
    Trust Receipts) Series 2004B-01 DN (FGIC
    Insurance, Wachovia Bank N.A. SBPA) (VMIG-1)
    2.72%(b)                                            11/07/05          $14,410         $14,410,000
  Detroit Sewer & Disposal Authority RB (Second
    Lien Project) Series 2001E MB (FGIC Insurance)
    (A-1+, MIG-1)
    3.00%(b)                                            07/12/06           13,800          13,800,000
  Detroit Sewer & Disposal Authority RB (Wachovia
    Merlots Trust Receipts) Series 2001A-112 DN
    (MBIA Insurance) (VMIG-1)
    2.72%(b)                                            11/07/05            7,970           7,970,000
  Garden City Hospital Finance Authority RB
    (Garden City Hospital Project) Series 1996A DN
    (National City Bank N.A. LOC) (A-1+)
    2.73%(b)                                            11/07/05            2,670           2,670,000
  Grand Valley Michigan State University RB Series
    2001B DN (FGIC Insurance) (A-1+)
    2.70%(b)                                            11/07/05            7,000           7,000,000
  Jackson County Economic Development Limited
    Obligation RB (Vista Grande Villa Project) Series
    2001A DN (Lasalle National Bank LOC) (A-1)
    2.70%(b)                                            11/01/05            7,000           7,000,000
  Kalamazoo Education Authority RB (Friendship Vl
    Project) Series 1997 DN (Fifth Third Bank N.A.
    LOC) (A-1+)
    2.72%(b)                                            11/07/05            3,565           3,565,000
  Michigan Housing Development Authority Limited
    Obligation RB Series 1985 DN (Bank One N.A.
    LOC) (VMIG-1)
    2.78%(b)                                            11/07/05           19,500          19,500,000
  Michigan Municipal Bond Authority RB (Detroit
    School District Project) Series 2005-A MB (J.P.
    Morgan Chase Bank LOC)
    3.75%                                               03/21/06            2,500           2,511,212
  Michigan Municipal Bond Authority RB Series
    2005-339 DN (Citibank SBPA) (VMIG-1)
    2.74%(b)                                            11/07/05            8,930           8,930,000
  Michigan Municipal Bond Authority RB Series
    2005B-2 MB (J.P. MorganChase LOC) (SP-1+)
    4.00%                                               08/18/06            9,100           9,175,835
  Michigan Municipal Bond Authority RB Series
    2005C MB (J.P. Morgan Chase Bank LOC)
    (SP-1+)
    4.25%                                               08/18/06            2,000           2,018,802
  Michigan State Building Authority RB (Multi Modal
    Facilities Project) Series 2005I DN (Depfa Bank
    SPBA) (A-1+, VMIG-1)
    2.70%(b)                                            11/07/05            2,900           2,900,000

                                                                                          ===========
                                                                                          102,785,849
                                                                                          -----------
Minnesota - 2.8%
  Hennepin County GO Series 2005A DN (State
    Street Bank & Trust LOC) (A-1+, VMIG-1)
    2.55%(b)                                            11/07/05           12,765          12,765,000
  Midwest Consortium of Municipal Utilities RB
    Series 2005B DN (U.S. Bank N.A. LOC) (A-1+)
    2.70%(b)                                            11/07/05            3,000           3,000,000
  Midwest Consortium of Municipal Utilities RB
    Series 2005 DN (U.S. Bank N.A. LOC) (A-1+)
    2.70%(b)                                            11/07/05            3,800           3,800,000

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
                                                                              23

                           BLACKROCK LIQUIDITY FUNDS
                            STATEMENT OF NET ASSETS
                              MUNIFUND (CONTINUED)

OCTOBER 31, 2005

                                                                            PAR
                                                        MATURITY           (000)                VALUE
                                                       ----------   ------------------   -------------------
MUNICIPAL BONDS (Continued)
Minnesota (continued)
  Minneapolis & St. Paul Airport RB (Wachovia
    Merlots Trust Receipts) Series 2000A DN (FGIC
    Insurance) (VMIG-1)
    2.72%(b)                                           11/07/05          $ 4,995         $4,995,000
  Minneapolis GO (Convention Center Project)
    Series 2000 DN (Bayerische Landesbank
    Girozentrale SBPA) (A-1+, VMIG-1)
    2.55%(b)                                           11/07/05            1,160          1,160,000
  Minneapolis GO (Convention Center Project)
    Series 2004A DN (Dexia Bank SBPA, SunTrust
    Bank LOC) (A-1+, VMIG-1)
    2.55%(b)                                           11/07/05            1,400          1,400,000
  Minneapolis GO (Guthrie Parking Ramp Project)
    Series 2005 DN (Dexia Bank SBPA)
    (A-1+, VMIG-1)
    2.55%(b)                                           11/07/05            3,500          3,500,000
  Minneapolis GO (Mill Quarter Project) Series 2005
    DN (Dexia Bank SBPA) (A-1+, VMIG-1)
    2.55%(b)                                           11/07/05            1,065          1,065,000
  Minneapolis GO (Public Library Project) Series
    2003 DN (Dexia Bank SBPA) (A-1+, VMIG-1)
    2.55%(b)                                           11/07/05            2,830          2,830,000
  Minneapolis GO Series 2003 DN (Dexia Bank
    SBPA) (A-1+, VMIG-1)
    2.55%(b)                                           11/03/05            2,900          2,900,000
  Minnesota GO (Citibank Trust Receipts) Series
    2002R-ROC-II-1031 DN (Citibank Liquidity
    Facility) (A-1+)
    2.74%(b)                                           11/07/05            5,040          5,040,000
  Minnesota Higher Education Facilities Authority
    RB (Carleton College Project) Series 2000G DN
    (Wells Fargo Bank LOC) (VMIG-1)
    2.55%(b)                                           11/07/05            4,180          4,180,000
  Minnesota Housing Finance Agency RB
    (Residential Housing Project) Series 2005D MB
    (SP-1+, MIG-1)
    2.90%                                              05/18/06            4,000          4,000,000
  Minnesota Public Facilities Authority Water PCRB
    (Wachovia Merlots Trust Receipts) Series 2002A
    DN (Wachovia Bank N.A. SBPA) (VMIG-1)
    2.72%(b)                                           11/07/05           14,720         14,720,000
  Southern Minnesota Power Agency Power Supply
    Systems RB (Merrill Lynch P-Floats) Series
    2005 PZ-77 DN (MBIA Insurance) (F-1+)
    2.78%(b)                                           11/07/05            3,200          3,200,000
  St. Cloud GO (Infrastructure Management Fund
    Project) Series 2004 DN (Dexia Bank SBPA)
    (A-1+, VMIG-1)
    2.60%(b)                                           11/07/05            5,000          5,000,000
  Washington County Housing & Redevelopment
    Authority Multifamily RB (Federal Home Loan
    Mortgage Corp. P-Float Trust Receipts) Series
    2005 MT-154 DN (Federal Home Loan Mortgage
    Corp. Guaranty) (A-1+)
    2.77%(b)                                           11/07/05            6,995          6,995,000
  West St. Paul Independent School District
    Number 197 RB (CitiGroup Trust Receipts)
    Series 6506-ROC-R-II DN (Citibank SBPA)
    (A-1+)
    2.74%(b)                                           11/07/05            7,170          7,170,000

                                                                                         ==========
                                                                                         87,720,000
                                                                                         ----------

                                                                            PAR
                                                        MATURITY           (000)                VALUE
                                                       ----------   ------------------   -------------------
MUNICIPAL BONDS (Continued)
Mississippi - 2.0%
  Mississippi Development Bank Special Obligation
    RB (Correctional Facilities Project) Series 2002
    DN (AMBAC Insurance, AmSouth Bank of
    Alabama SBPA) (A-1)
    2.80%(b)                                           11/07/05          $ 3,715         $3,715,000
  Mississippi Development Bank Special Obligation
    RB (Mississippi Bond Program Harrison County
    Project) Series 2003 DN (AMBAC Insurance,
    Banque Nationale de Paribas SBPA) (A-1+)
    2.80%(b)                                           11/07/05            9,000          9,000,000
  Mississippi Development Bank Special Obligation
    RB (Mississippi Bond Program Harrison County
    Project) Series 2005 DN (AMBAC Insurance)
    (A-1+)
    2.80%(b)                                           11/07/05           15,000         15,000,000
  Mississippi Development Bank Special Obligation
    RB (Wachovia Merlots Trust Receipts) Series
    2000HH MB (AMBAC Insurance) (Aaa)
    2.83%(c)                                           07/19/06           16,475         16,475,000
  Mississippi Development Bank Special Obligation
    RB (Wachovia Merlots Trust Receipts) Series
    2001A-16 DN (AMBAC Insurance) (VMIG-1)
    2.72%(b)                                           11/07/05            7,500          7,500,000
  Mississippi GO (Morgan Stanley Trust Receipts)
    Series 2005-1150 DN (Morgan Stanley SBPA)
    (F-1+)
    2.73%(b)                                           11/07/05           10,000         10,000,000

                                                                                         ==========
                                                                                         61,690,000
                                                                                         ----------
Missouri - 1.0%
  Kansas City Municipal Assistance Corp. RB
    (Merrill Lynch P-Floats Trust Receipts) Series
    2005PZ-53 DN (Merrill Lynch & Co. SBPA)
    (AAA, F1+)
    2.78%(b)                                           11/07/05            4,500          4,500,000
  Missouri Board Public Buildings Special
    Obligation RB (Wachovia Merlots Trust
    Receipts) Series 2003A DN (Wachovia Bank N.A.
    SBPA) (VMIG-1)
    2.72%(b)                                           11/07/05            4,975          4,975,000
  Missouri Development Finance Board Lease RB
    Series 1999 DN (TransAmerican Life Insurance)
    (A-1+)
    2.73%(b)                                           11/07/05           20,390         20,390,000

                                                                                         ==========
                                                                                         29,865,000
                                                                                         ----------
Multi-State - 2.5%
  Clipper Tax-Exempt Certificates Trust RB
    (Certified Partner Multi-State Project) Series
    2005-7 DN (FGIC & MBIA Insurance, State
    Street Bank & Trust SBPA) (A-1+, VMIG-1)
    2.82%(b)(c)                                        11/07/05           13,400         13,400,000
  Municipal Securities Pool Trust Receipts RB
    Series 2004-17 DN (Multiple Insurances,
    Societe Gernerale SBPA) (A-1+)
    2.85%(b)(c)                                        11/07/05           13,165         13,165,000
  Municipal Securities Pool Trust Receipts RB
    Series 2004-18 DN (Societe General SBPA)
    (A-1+)
    2.85%(b)(c)                                        11/07/05           30,870         30,870,000

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
24

                           BLACKROCK LIQUIDITY FUNDS
                            STATEMENT OF NET ASSETS
                              MUNIFUND (CONTINUED)

OCTOBER 31, 2005

                                                                            PAR
                                                        MATURITY           (000)                VALUE
                                                       ----------   ------------------   -------------------
MUNICIPAL BONDS (Continued)
Multi-State (continued)
  Puttable Floating Option Tax-Exempt Receipts RB
    Series 2005A DN (Merrill Lynch Capital Services
    SBPA) (F-1+)
    2.85%(b)(c)                                        11/07/05          $ 4,175         $4,175,000
  Puttable Floating Option Tax-Exempt Receipts RB
    Series 2005PZP-007 DN (Multiple LOCs)
    (AAA, F-1+)
    2.80%(b)(c)                                        11/07/05           15,000         15,000,000

                                                                                         ==========
                                                                                         76,610,000
                                                                                         ----------
Nebraska - 0.3%
  Omaha GO (Citibank Eagle Trust Receipts) Series
    2004A DN (Citibank SBPA) (A-1+)
    2.74%(b)                                           11/07/05            8,000          8,000,000
                                                                                         ----------
Nevada - 0.8%
  Clark County Airport RB (ABN-AMRO Munitops
    Trust Certificates) Series 2005-56 MB (AMBAC
    Insurance, ABN-AMRO Bank N.V. SBPA)
    2.90%(c)                                           03/09/06            4,995          4,995,000
  Clark County School District Municipal Securities
    Trust Certificates RB (Bear Stearns Trust
    Receipts) Series 2001A DN (FSA Insurance,
    Bear Stearns Capital Markets Liquidity Facility)
    (A-1+)
    2.75%(b)(c)                                        11/07/05           12,480         12,480,000
  Reno Capital Improvement RB (Bear Stearns
    Trust Certificates) Series 2002A DN (FGIC
    Insurance, Bear Stearns LOC) (A-1)
    2.75%(b)(c)                                        11/07/05            7,600          7,600,000

                                                                                         ==========
                                                                                         25,075,000
                                                                                         ----------
New Hampshire - 0.4%
  New Hampshire Health & Educational Facilities
    Authority RB (Southern New Hampshire
    Medical Center Project) Series 2004B DN
    (Radian Asset Assurance Guaranty, Fleet Bank
    SBPA) (A-1+)
    2.80%(b)                                           11/07/05            7,000          7,000,000
  New Hampshire Health & Educational Facilities
    RB (Huntington At Nashua Project) Series
    2003B DN (Comerica Bank LOC) (A-1+)
    2.76%(b)                                           11/07/05            5,400          5,400,000

                                                                                         ==========
                                                                                         12,400,000
                                                                                         ----------
New Jersey - 2.4%
  Essex County Improvement Authority RB (Pooled
    Governmental Loan Program) Series 1986 DN
    (Wachovia Bank N.A. LOC) (VMIG-1)
    2.58%(b)                                           11/07/05              400            400,000
  Hudson County COP Series 2001A-35 DN (MBIA
    Insurance, Wachovia Bank N.A. LOC) (VMIG-1)
    2.71%(b)                                           11/07/05            2,895          2,895,000
  Mercer County Improvement Authority RB
    (Atlantic Foundation Project) Series 1998 DN
    (Bank of America N.A. LOC) (A-1+)
    2.65%(b)                                           11/07/05            3,195          3,195,000
  New Jersey Economic Development Authority RB
    (Citibank P-Float Trust Receipts) Series 2004
    ROC-II-R-309 DN (Assured Guaranty Corp.
    Insurance, Citibank N.A. SBPA) (A-1+)
    2.75%(b)(c)                                        11/07/05           12,900         12,900,000

                                                                            PAR
                                                        MATURITY           (000)                VALUE
                                                       ----------   ------------------   -------------------
MUNICIPAL BONDS (Continued)
New Jersey (continued)
  New Jersey Economic Development Authority RB
    (Landesbank Hessen-Thuringen Girozentrale
    P-Float Trust Receipts) Series 2004 MT-035 DN
    (Assured Guaranty Corp. Insurance,
    Landesbank Hessen-Thuringen Girozentrale
    SBPA) (A-1)
    2.73%(b)(c)                                        11/07/05          $ 1,500         $1,500,000
  New Jersey GO Series 2005A TRAN (SP-1, MIG-1)
    4.00%                                              06/23/06           46,190         46,532,854
  New Jersey Health Care Facilities Financing
    Authority RB (Merrill Lynch P-Float Trust
    Receipts) Series 2001 PT-1319 DN (AMBAC
    Insurance, Merrill Lynch Capital Services SBPA)
    (A-1)
    2.75%(b)(c)                                        11/07/05            2,480          2,480,000
  New Jersey Health Care Facilities Financing
    Authority RB (Recovery Management Systems,
    Inc. Project) Series 2005 DN (Commerce Bank
    N.A. LOC) (VMIG-1)
    2.70%(b)                                           11/07/05            4,460          4,460,000

                                                                                         ==========
                                                                                         74,362,854
                                                                                         ----------
New Mexico - 0.1%
  New Mexico Financial Authority RB (Cigarette Tax
    Project) Series 2004B DN (MBIA Insurance,
    Bank of America N.A. SBPA) (A-1+, VMIG-1)
    2.70%(b)                                           11/07/05            3,115          3,115,000
                                                                                         ----------
New York - 9.7%
  City of New York GO (Citibank Trust Receipts)
    Series 2003R ROC-II-251A DN (Citibank
    Liquidity Facility) (VMIG-1)
    2.77%(b)                                           11/07/05           10,400         10,400,000
  City of New York Municipal Water Finance
    Authority RB (Wachovia Merlots Trust Receipts)
    Series 2000D DN (Wachovia Bank N.A. LOC)
    (VMIG-1)
    2.71%(b)                                           11/07/05           16,855         16,855,000
  City of New York Municipal Water Finance
    Authority RB (Water & Sewer Systems Project)
    Series 2001F-1 DN (Credit Locale de France
    LOC) (A-1+, VMIG-1)
    2.74%(b)                                           11/01/05           26,680         26,680,000
  City of New York Transitional Finance Authority
    Financing RB (Future Tax Secured Bonds)
    Series 1998C DN (Bayerische Landesbank
    Girozentrale LOC) (A-1+, VMIG-1)
    2.68%(b)                                           11/01/05           20,700         20,700,000
  City of New York Transitional Finance Authority
    RB (New York City Recovery Project) Series
    2002-1-1C DN (J.P. Morgan Chase Bank LOC)
    (A-1+, VMIG-1)
    2.68%(b)                                           11/01/05           21,600         21,600,000
  City of New York Transitional Finance Authority
    RB (New York City Recovery Project) Series
    2002-1B DN (Societe Generale Liquidity Facility)
    (A-1+, VMIG-1)
    2.75%(b)                                           11/07/05           20,300         20,300,000
  City of New York Transitional Finance Authority
    RB (Recovery Project) Series 2002-3-H DN
    (A-1+, VMIG-1)
    2.68%(b)                                           11/01/05            3,400          3,400,000

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
                                                                              25

                           BLACKROCK LIQUIDITY FUNDS
                            STATEMENT OF NET ASSETS
                              MUNIFUND (CONTINUED)

OCTOBER 31, 2005

                                                                          PAR
                                                      MATURITY           (000)                VALUE
                                                     ----------   ------------------   -------------------
MUNICIPAL BONDS (Continued)
New York (continued)
  City of New York Transitional Finance Authority
    RB Series 2002-2E DN (New York State
    Common Retirement Fund SBPA)
    (A-1+, VMIG-1)
    2.66%(b)                                         11/07/05          $ 7,065         $ 7,065,000
  City of New York Transitional Finance Authority
    RB Series 2003-7 DN (Banque Nationale de
    Paribas SBPA) (VMIG-1)
    2.73%(b)                                         11/07/05            3,515           3,515,000
  Dormitory Authority of the State of New York RB
    (Teresian House Housing Corp. Project) Series
    2003 DN (Lloyds Bank LOC) (A-1+)
    2.67%(b)                                         11/07/05              635             635,000
  Dormitory Authority of the State of New York RB
    (Wachovia Merlots Trust Receipts) Series
    2001A-30 DN (AMBAC Insurance, Wachovia
    Bank N.A. SBPA) (VMIG-1)
    2.71%(b)                                         11/07/05            2,975           2,975,000
  Dormitory Authority of the State of New York RB
    (Wachovia Merlots Trust Receipts) Series
    2001A-65 DN (MBIA Insurance, Wachovia Bank
    N.A. SBPA) (VMIG-1)
    2.71%(b)                                         11/07/05            2,665           2,665,000
  Dormitory Authority of the State of New York RB
    (Wachovia Merlots Trust Receipts) Series
    2005A-09 DN (AMBAC Insurance, Wachovia
    Bank N.A. SBPA) (VMIG-1)
    2.78%(b)                                         11/07/05            5,000           5,000,000
  Dormitory Authority of the State of New York RB
    (Wachovia Merlots Trust Reciepts) Series 2003
    DN (FGIC Insurance, Wachovia Bank N.A. SBPA)
    (VMIG-1)
    2.71%(b)                                         11/07/05            7,435           7,435,000
  Metropolitan Transportation Authority GO Series
    2004A-2 DN (CDC-IXIS Financial Guaranty
    Insurance, Depfa Bank PLC SBPA)
    (A-1+, VMIG-1)
    2.67%(b)                                         11/07/05           35,000          35,000,000
  Metropolitan Transportation Authority GO Series
    2005 TECP (AAB Insurance, ABN-AMRO Bank
    LOC) (A-1+, P-1)
    2.63%                                            11/04/05            5,000           5,000,000
  Metropolitan Transportation Authority GO Series
    2005 TECP (ABN-AMRO Bank LOC) (A-1+, P-1)
    2.70%                                            11/04/05           13,000          13,000,000
  Metropolitan Transportation Authority RB
    (Wachovia Merlots Trust Receipts) Series 2000F
    DN (Wachovia Bank N.A. LOC) (VMIG-1)
    2.71%(b)                                         11/07/05            5,000           5,000,000
  Metropolitan Transportation Authority RB
    (Wachovia Merlots Trust Receipts) Series
    2004B-16 DN (FGIC Insurance, Wachovia Bank
    N.A. SBPA)
    2.71%(b)                                         11/07/05            5,000           5,000,000
  New York City Transitional Finance Authority RB
    Series 2002-2B DN (Credit Locale de France
    LOC) (A-1+, VMIG-1)
    2.75%(b)                                         11/07/05            8,500           8,500,000
  New York Environmental Facilities Clean Water &
    Drinking RB (Citibank Trust Receipts) Series
    2004R ROC-3016 DN (Citigroup SBPA) (A-1+)
    2.73%(b)                                         11/03/05            1,850           1,850,000
  New York Housing Finance Agency RB (10 Barclay
    Street Project) Series 2004A DN (Federal
    National Mortgage Association Guaranty)
    (VMIG-1)
    2.75%(b)                                         11/07/05           19,285          19,285,000

                                                                          PAR
                                                      MATURITY           (000)                VALUE
                                                     ----------   ------------------   -------------------
MUNICIPAL BONDS (Continued)
New York (continued)
  New York Local Government Assistance Corp. RB
    Series 2003A-BV DN (FGIC Insurance) (A-1+)
    2.61%(b)                                         11/07/05          $ 3,100         $ 3,100,000
  New York Local Government Assistance
    Corporation RB Series 2003-4V DN (FGIC
    Insurance) (A-1+, F-1+)
    2.63%(b)                                         11/07/05           18,200          18,200,000
  New York Power Authority Revenue & General
    Purpose GO Series 1985 MB (A-1+, MIG-1)
    2.80%                                            03/01/06            6,300           6,300,000
  New York State Housing Finance Agency RB (10
    Liberty-A Project) Series 2003 DN (Federal
    Home Loan Mortgage Corp. Liquidity Facility)
    2.67%(b)                                         11/07/05            4,650           4,650,000
  New York Transitional Finance Authority RB
    Series 2003-2D DN (Retail Food Stores LOC)
    (A-1+, VMIG-1)
    2.70%(b)                                         11/07/05            4,900           4,900,000
  Triborough Bridge & Tunnel Authority RB (Bear
    Stearns Municipal Trust Certificates) Series
    2002-210 DN (Bear Stearns Liquidity Facility)
    (A-1+)
    2.70%(b)                                         11/07/05           15,800          15,800,000
  Triborough Bridge & Tunnel Authority RB (Merrill
    Lynch P-Float Trust Receipts) Series 2002
    PA-956 DN (Merrill Lynch Capital Services
    Liquidity Facility) (A-1+)
    2.75%(b)                                         11/07/05            5,000           5,000,000

                                                                                       ===========
                                                                                       299,810,000
                                                                                       -----------
North Carolina - 2.7%
  Charlotte COP (Convention Facilities Project)
    Series 2003B DN (Wachovia Bank N.A. LOC)
    (A-1, VMIG-1)
    2.75%(b)                                         11/07/05            7,085           7,085,000
  Charlotte Water & Sewer System GO Series 2005
    TECP (Wachovia Bank LOC) (A-1+, P-1)
    2.88%                                            06/08/06           11,700          11,700,000
    3.03%                                            09/18/06            7,600           7,600,000
  Guilford County Industrial Facilities PCRB
    (Recreational Facilities-YMCA Project) Series
    2002 DN (Branch Banking & Trust Co. LOC)
    (VMIG-1)
    2.72%(b)                                         11/07/05              330             330,000
  North Carolina Capital Facilities Finance Agency
    Educational Facilities (Country Day School
    Project) RB Series 2005 DN (Branch Banking &
    Trust Co. LOC) (VMIG-1)
    2.72%(b)                                         11/07/05            7,000           7,000,000
  North Carolina Capital Facilities Finance Agency
    Educational Facilities RB Series 2001 DN
    (Branch Banking & Trust Co. LOC) (VMIG-1)
    2.72%(b)                                         11/07/05            2,045           2,045,000
  North Carolina GO (Citigroup Trust Receipts)
    Series 2005R-384 DN (Citibank Liquidity
    Facility) (A-1+)
    2.74%(b)                                         11/07/05            5,890           5,890,000
  North Carolina GO Series 2003A-23 DN (Wachovia
    Bank N.A. SBPA) (A-1)
    2.72%(b)(c)                                      11/07/05            6,300           6,300,000
  North Carolina Medical Care Commission
    Hospital RB (Baptist Hospital Project) Series
    1992B DN (Wachovia Bank N.A. LOC)
    (A-1, VMIG-1)
    2.71%(b)                                         11/07/05            1,100           1,100,000

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
26

                           BLACKROCK LIQUIDITY FUNDS
                            STATEMENT OF NET ASSETS
                              MUNIFUND (CONTINUED)

OCTOBER 31, 2005

                                                                           PAR
                                                       MATURITY           (000)                VALUE
                                                      ----------   ------------------   -------------------
MUNICIPAL BONDS (Continued)
North Carolina (continued)
  North Carolina Medical Care Commission
    Hospital RB (Park Ridge Hospital Project)
    Series 1988 DN (NationsBank LOC) (A-1+)
    2.69%(b)                                          11/07/05          $ 4,575         $ 4,575,000
  North Carolina Medical Care Commission
    Retirement Facilities RB (Aldersgate Project)
    Series 2001 DN (Branch Banking & Trust Co.
    LOC) (A-1)
    2.80%(b)                                          11/07/05            6,070           6,070,000
  North Carolina Medical Care Commission
    Retirement Facilities RB (Brookwood Project)
    Series 2001C DN (Branch Banking & Trust Co.
    LOC) (A-1)
    2.80%(b)                                          11/07/05            4,500           4,500,000
  North Carolina Medical Care Community Hospital
    RB (Duke University Hospital Project) Series
    1985B DN (Wachovia Bank N.A. SBPA)
    (A-1+, VMIG-1)
    2.73%(b)                                          11/07/05              300             300,000
  North Carolina Medical Care Community Hospital
    RB (Southeastern Regional Medical Center
    Project) Series 2005 DN (Branch Banking &
    Trust LOC) (VMIG-1)
    2.72%(b)                                          11/07/05            2,540           2,540,000
  North Carolina Municipal Power Agency RB
    (Merrill Lynch P-Float Trust Receipts, Catawba
    Electric Co. Project) Series 2003 MB (AMBAC
    Insurance, Merrill Lynch Capital Services SBPA)
    (F-1+)
    2.40%(c)                                          01/19/06            3,995           3,995,000
  Raleigh County COP (Packaging Facilities Project)
    Series 2000A DN (Bank of America N.A. SBPA)
    (A-1+, VMIG-1)
    2.70%(b)                                          11/07/05            1,545           1,545,000
  Wake County GO (CDC Trust Receipts) Series
    2005-9-A DN (IXIS Municipal Products Liquidity
    Facility) (A-1+)
    2.74%(b)(c)                                       11/07/05            3,000           3,000,000
  Wake County GO Series 2004A MB (Landesbank
    Hessen-Thuringen Girozentrale SBPA)
    (A-1+, MIG-1)
    4.00%(b)                                          04/01/06            7,000           7,036,894

                                                                                        ===========
                                                                                         82,611,894
                                                                                        -----------
Ohio - 3.2%
  Akron Income Tax RB (Community Learning
    Centers Project) Series 2004A DN (FGIC
    Insurance, ABN-AMRO Bank N.V. SBPA)
    (A-1, F-1+)
    2.74%(b)                                          11/01/05           18,200          18,200,000
  Cambridge City Hospital Facilities Authority RB
    (Regional Medical Center Project) Series 2001
    DN (National City Bank N.A. LOC) (VMIG-1)
    2.73%(b)                                          11/07/05            2,100           2,100,000
  Canton City School District GO Series 2005-6 DN
    (MBIA Insurance) (A-1+)
    2.74%(b)                                          11/07/05            8,665           8,665,000
  City of Westerville GO (ABN-AMRO Munitops Trust
    Certificates) Series 2001 DN (ABN-AMRO Bank
    N.V. LOC) (VMIG-1)
    2.74%(b)                                          11/07/05            1,000           1,000,000

                                                                           PAR
                                                       MATURITY           (000)                VALUE
                                                      ----------   ------------------   -------------------
MUNICIPAL BONDS (Continued)
Ohio (continued)
  Clark County Health Care Facilities RB (Masonic
    Home Project) Series 2001 DN (AMBAC
    Insurance) (A-1+, VMIG-1)
    2.73%(b)                                          11/07/05          $11,900         $11,900,000
  Clark County Multi Family RB (Masonic Home
    Project) Series 1999 DN (AMBAC Insurance)
    (VMIG-1)
    2.73%(b)                                          11/07/05           14,765          14,765,000
  Columbus GO Series 1996-1 DN (Westdeutsche
    Landesbank Girozentrale LOC) (A-1+, VMIG-1)
    2.67%(b)                                          11/07/05              225             225,000
  Columbus Regional Airport Authority RB Series
    2005 DN (U.S. Bank N.A. LOC) (AA1, VMIG-1)
    2.72%(b)                                          11/07/05              400             400,000
  Franklin County Healthcare Facilities RB (Willow
    Brook Christian Project) Series 2004 DN (Fifth
    Third Bank LOC) (A-1+)
    2.72%(b)                                          11/07/05              600             600,000
  Franklin County Municipal Securities Trust
    Certificates RB Series 2002A-9047 DN (AMBAC
    Insurance, Bear Stearns SBPA) (A-1)
    2.73%(b)(c)                                       11/07/05            4,100           4,100,000
  Hamilton County Economic Development RB (Taft
    Museum Project) Series 2002 DN (Fifth Third
    Bank N.A. LOC)
    2.72%(b)                                          11/07/05              300             300,000
  Hamilton County Hospital Facilities RB (Merrill
    Lynch Trust Receipts P-Float PT-507) Series
    2001 DN (Merrill Lynch Guaranty) (A-1+)
    2.79%(b)                                          11/07/05            8,780           8,780,000
  Jackson RB (Hospital Facilities Project) Series
    2005 DN (Radian Insurance, Fifth Third Bank
    N.A. LOC) (AA, F-1+)
    2.75%(b)                                          11/07/05           13,190          13,190,000
  Lucas County Health Facilities Authority RB
    (Lutheran Homes Society Project) Series 1996
    DN (Bank One N.A. LOC) (A-1+)
    2.73%(b)                                          11/07/05              800             800,000
  Tuscarawas County Hospital Facilities RB (Merrill
    Lynch Trust Receipts P-Float MT-103) Series
    2005 DN (Merrill Lynch Guaranty)
    2.77%(b)                                          11/07/05              960             960,000
  University of Toledo RB (Societe Generale Trust
    Receipts) Series 2001 SGA-125 DN (FGIC
    Insurance, Societe Generale Liquidity Facility)
    (A-1+)
    2.74%(b)                                          11/07/05            8,155           8,155,000
  Warren County Healthcare Facilities RB (Otterbein
    Homes Project) Series 1998B DN (Fifth Third
    Bank N.A. LOC) (A-1+)
    2.81%(b)                                          11/07/05              920             920,185
  Wood County Facilities Import Piping Industry RB
    Series 2001 DN (KeyBank N.A. LOC)
    2.77%(b)                                          11/07/05            2,705           2,705,000

                                                                                        ===========
                                                                                         97,765,185
                                                                                        -----------
Oklahoma - 0.1%
  Oklahoma Industrial Authority RB (Casady School
    Project) Series 2001 DN (Bank One N.A. LOC)
    2.90%(b)                                          11/07/05            2,405           2,405,000
                                                                                        -----------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
                                                                              27

                           BLACKROCK LIQUIDITY FUNDS
                            STATEMENT OF NET ASSETS
                              MUNIFUND (CONTINUED)

OCTOBER 31, 2005

                                                                             PAR
                                                         MATURITY           (000)                VALUE
                                                        ----------   ------------------   -------------------
MUNICIPAL BONDS (Continued)
Oregon - 0.2%
  Umitilla County Hospital Facility Authority RB
    (Catholic Health Project) Series 1997B DN
    (Bayerische Landesbank Girozentrale LOC)
    (A-1+, VMIG-1)
    2.70%(b)                                            11/07/05          $ 6,020         $ 6,020,000
                                                                                          -----------
Pennsylvania - 3.6%
  Delaware County IDRB (The Agnes Irwin School
    Project) Series 2003 DN (Citizens Bank LOC)
    (VMIG-1)
    2.70%(b)                                            11/07/05              300             300,000
  Delaware Valley IDRB (Citibank Trust Receipts)
    Series 2001 DN (AMBAC Insurance, Bank of
    New York SBPA) (A-1+)
    2.73%(b)                                            11/07/05            5,000           5,000,000
  Franklin County IDRB (Chambersburg Hospital
    Project) Series 2000 DN (AMBAC Insurance,
    Wachovia Bank N.A. SBPA) (A-1)
    2.80%(b)                                            11/07/05            1,595           1,595,000
  Hanover Public School District GO (State Aid
    Withholding Project) Series 2005 DN (FSA
    Insurance) (VMIG-1)
    2.72%(b)                                            11/07/05            5,000           5,000,000
  Harrisburg Authority School RB (Harrisburg
    Project) Series 2003 DN (AMBAC Insurance,
    Westdeutsche Landesbank Girozentrale
    Liquidity Facility) (A-1+)
    2.70%(b)                                            11/07/05           21,100          21,100,000
  Lancaster County Hospital Authority RB (Health
    Center-Masonic Homes Project) Series 1996
    DN (Wachovia Bank LOC) (VMIG-1)
    2.70%(b)                                            11/07/05           13,230          13,230,000
  Lancaster County Hospital Authority RB (Landis
    Homes Retirement Community Project) Series
    2002 DN (M&T Bank Corp. LOC) (A-1)
    2.75%(b)                                            11/07/05            4,100           4,100,000
  Montgomery County IDRB (First Mortgage
    Meadowood Corp. Project) Series 2005 DN
    (Citizens Bank LOC) (VMIG-1)
    2.72%(b)                                            11/07/05            2,600           2,600,000
  North Pocono School District GO Series 2003-8
    DN (ABN-AMRO Bank N.V. SBPA, FGIC
    Insurance) (F-1+)
    2.74%(b)(c)                                         11/07/05            9,300           9,300,000
  Pennsylvania Higher Educational Facilities
    Authority RB (Merrill Lynch P-Float Trust
    Receipts) Series 2004 MT-042 DN (Lloyds Bank
    LOC, Merrill Lynch Capital Services SBPA)
    (F-1+)
    2.76%(b)(c)                                         11/07/05           13,400          13,400,000
  Pennsylvania Higher Educational Facilities
    Authority RB (Merrill Lynch P-Float Trust
    Receipts) Series 2005-2498 DN (Merrill Lynch
    Guaranty) (F-1+)
    2.80%(b)(c)                                         11/07/05            7,400           7,400,000
  Pennsylvania Higher Educational Facilities
    Authority RB (TOC Trust Receipts) Series 2005P
    DN (Goldman Sachs PLC Liquidity Facility) (A-1)
    2.73%(b)(c)                                         11/07/05            2,500           2,500,000
  Pennsylvania Higher Educational Facilities
    Authority RB Series 2005-AD DN (MBIA
    Insurance) (VMIG-1)
    2.67%(b)                                            11/07/05            3,000           3,000,000
  Philadelphia IDRB (Gift of Life Donor Program
    Project) Series 2003 DN (Commerce Bank N.A.
    LOC) (A-1, VMIG-1)
    2.73%(b)                                            11/07/05            3,700           3,700,000

                                                                             PAR
                                                         MATURITY           (000)                VALUE
                                                        ----------   ------------------   -------------------
MUNICIPAL BONDS (Continued)
Pennsylvania (continued)
  Southeastern Pennsylvania Transportation
    Authority Municipal Securities Trust Certificates
    RB (Bear Stearns Municipal Trust Certificates)
    Series 2001-9016 DN (FGIC Insurance) (A-1)
    2.73%(b)(c)                                         11/07/05          $ 5,500         $ 5,500,000
  St. Mary's Hospital Authority Bucks County RB
    (Catholic Health System Project) Series 2004C
    DN (A-1+, VMIG-1)
    2.70%(b)                                            11/07/05            5,000           5,000,000
  Union County Hospital Authority RB (Evangelical
    Community Hospital Project) Series 2001 MB
    (Fleet National Bank SPBA, Radian Insurance)
    (A-1)
    2.45%                                               02/01/06            9,610           9,610,000

                                                                                          ===========
                                                                                          112,335,000
                                                                                          -----------
South Carolina - 3.1%
  Dorchester County GO Series 2005 BAN
    (SP-1, SP-1)
    4.00%                                               05/25/06           12,000          12,078,035
  Greenville County School District Installment RB
    Series 2005R-361 DN (Assured Guaranty,
    Citibank Liquidity Facility) (A-1+)
    2.75%(b)                                            11/07/05           30,925          30,925,000
  Medical University Hospital Authority RB Series
    2005A-5 DN (MBIA Insurance, Bank of America
    N.A. SBPA) (VMIG-1)
    2.75%(b)(c)                                         11/07/05           16,000          16,000,000
  Oconee PCRB (Duke Facilities Project) Series
    1993 DN (Bank One N.A. LOC) (P-1)
    2.70%(b)                                            11/07/05           10,000          10,000,000
  Piedmont Municipal Power Agency RB (Merrill
    Lynch P-Float Trust Receipts, Electric Co.
    Project) Series 2005PZ-64 DN (AMBAC
    Insurance, Merrill Lynch SBPA)
    2.78%(b)                                            11/07/05            6,775           6,775,000
  South Carolina Jobs Economic Development
    Authority Hospital Facilities RB (Oconee
    Memorial Hospital Project) Series 2005A DN
    (Radian Insurance) (VMIG-1)
    2.75%(b)                                            11/07/05            8,000           8,000,000
  South Carolina Transitional Infrastructure RB
    (ABN-AMRO Munitops Trust Certificates) Series
    2002A DN (AMBAC Insurance, ABN-AMRO Bank
    N.V. SBPA) (VMIG-1)
    2.76%(b)                                            11/07/05           10,475          10,475,000

                                                                                          ===========
                                                                                           94,253,035
                                                                                          -----------
Tennessee - 2.1%
  Blount County Public Building Authority RB
    (Public Improvment Project) Series 2005 DN
    (Depfa Bank SBPA) (A-1+, VMIG-1)
    2.73%(b)                                            11/01/05            5,000           5,000,000
  City of Chattanooga Health, Education & Housing
    Facility Board RB Series 1999 DN (Amsouth
    Bank of Alabama LOC) (A-1)
    2.82%(b)                                            11/07/05           12,400          12,400,000
  Cleveland IDRB (YMCA Chattan Project) Series
    1999 DN (SunTrust Bank LOC)
    2.70%(b)                                            11/07/05            1,400           1,400,000
  Gallatin Industrial Development Board
    Educational Facilities RB (John Vianney School
    Project) Series 2002 DN (SunTrust Bank LOC)
    (VMIG-1)
    2.75%(b)                                            11/07/05            1,940           1,940,000

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
28

                           BLACKROCK LIQUIDITY FUNDS
                            STATEMENT OF NET ASSETS
                              MUNIFUND (CONTINUED)

OCTOBER 31, 2005

                                                                           PAR
                                                       MATURITY           (000)                VALUE
                                                      ----------   ------------------   -------------------
MUNICIPAL BONDS (Continued)
Tennessee (continued)
  Memphis GO Series 1995A DN (Westdeutsche
    Landesbank Girozentrale LOC) (A-1+, VMIG-1)
    2.73%(b)                                          11/07/05          $   300         $  300,000
  Metropolitan Government of Nashville & Davidson
    County Health & Education Board RB
    (Ascension Health Credit Project) Series
    2001B-2 MB (A-1+, VMIG-1)
    2.30%                                             01/04/06            3,000          3,000,000
  Metropolitan Government of Nashville & Davidson
    County Health & Education Board RB (Belmont
    University Project) Series 1997 DN (SunTrust
    Bank LOC) (VMIG-1)
    2.70%(b)                                          11/07/05            3,100          3,100,000
  Metropolitan Government of Nashville & Davidson
    County IDRB (Trevecca Nazarene Project)
    Series 2003 DN (SunTrust Bank LOC)
    2.70%(b)                                          11/07/05            5,000          5,000,000
  Metropolitan Government of Nashville & Davidson
    County IDRB (Universtiy School Project) Series
    2002 DN (SunTrust Bank LOC) (VMIG-1)
    2.70%(b)                                          11/07/05            3,200          3,200,000
  Montgomery County Public Building Authority
    Pooled Financing RB (Tennessee County Loan
    Pool Project) Series 1997 DN (NationsBank
    LOC) (VMIG-1)
    2.70%(b)                                          11/07/05            2,075          2,075,000
  Shelby County Health Educational & Housing
    Authority RB Series 1994 DN (Credit Suisse
    LOC) (A-1+)
    2.75%(b)                                          11/07/05           13,000         13,000,000
  Tennesee GO Series 2005 TECP (A-1+, P-1)
    2.70%                                             12/06/05            7,125          7,125,000
    2.71%                                             12/06/05            8,000          8,000,000
  Washington County IDRB (Springbrook Properties
    Project) Series 1996 DN (SunTrust Bank LOC)
    (A-1+, VMIG-1)
    2.70%(b)                                          11/07/05              800            800,000

                                                                                        ==========
                                                                                        66,340,000
                                                                                        ----------
Texas - 6.0%
  Austin Water & Wastewater System RB (Wachovia
    Merlots Trust Receipts) Series 2000 DN (MBIA
    Insurance) (VMIG-1)
    2.72%(b)                                          11/07/05            2,480          2,480,000
  Clear Creek Independent School District GO
    Series 2005-04 DN (Wachovia Bank N.A. LOC)
    (VMIG-1)
    2.72%(b)                                          11/07/05            5,100          5,100,000
  Comal Independent School District GO Series
    2005 DN (Bank of New York LOC) (A-1, VMIG-1)
    2.80%(b)(c)                                       11/07/05            1,130          1,130,000
  Cypress Fairbanks Independent School District
    GO (Wachovia Merlot Trust Receipts) Series
    2004 C-16 DN (PSF Guaranty) (VMIG-1)
    2.72%(b)                                          11/07/05            4,500          4,500,000
  De Soto Independent School District RB (Citigroup
    Trust Receipts) Series 2004R-2107 ROC II DN
    (PSF Guaranty, Citigroup Global Markets
    Liquidity Facility) (A-1+)
    2.74%(b)                                          11/07/05            6,120          6,120,000
  Eagle Mountain & Saginaw Independent School
    District GO (Municipal Securities Trust
    Receipts) Series 2003 SGA-141 DN (PSF
    Guaranty, Societe Generale Liquidity Facility)
    (A-1+)
    2.75%(b)                                          11/07/05            4,000          4,000,000

                                                                           PAR
                                                       MATURITY           (000)                VALUE
                                                      ----------   ------------------   -------------------
MUNICIPAL BONDS (Continued)
Texas (continued)
  Harris County RB (Citibank Trust Receipts) Series
    2002-1029 ROC-II DN (FSA Insurance) (A-1+)
    2.74%(b)                                          11/07/05          $ 1,880         $1,880,000
  Hockley County Industrial Corp. PCRB (B.P.
    Amoco, Standard Oil Co. Project) Series 1983
    MB (B.P. Amoco Oil Guaranty) (A-1+)
    2.80%                                             03/01/06            7,225          7,225,000
  Houston GO Series 2005 TECP (Bank of America
    LOC) (A-1+, P-1)
    2.68%                                             11/15/05           11,000         11,000,000
  Houston Independent School District Putters GO
    Series 2005 DN (VMIG-1)
    2.74%(b)                                          11/07/05            5,360          5,360,000
  Houston Utility Systems RB (Wachovia Merlots
    Trust Receipts) Series 2004C DN (MBIA
    Insurance, Wachovia Bank N.A. SBPA) (VMIG-1)
    2.72%(b)                                          11/07/05            7,690          7,690,000
  Houston Water & Sewer RB (Stars Certificates
    Project) Series 2003 DN (FSA Insurance)
    (VMIG-1)
    2.74%(b)                                          11/07/05            1,580          1,580,000
  Lower Colorado River Authority RB (Wachovia
    Merlots Trust Receipts) Series 2000 DN (FSA
    Insurance, Wachovia Bank N.A. SBPA)
    (Aaa, VMIG-1)
    2.72%(b)(c)                                       11/07/05            2,000          2,000,000
  Lower Neches Valley Authority PCRB (Chevron
    USA, Inc. Project) Series 1987 MB
    (Chevron-Texaco Guaranty) (A-1+, P-1)
    2.83%                                             02/15/06            9,615          9,615,000
  Northside Independent School District GO (School
    Building Project) Series 2005 MB (Depfa Bank
    SBPA) (A-1+, VMIG-1)
    2.85%                                             06/15/06           17,000         17,000,000
  San Antonio Electric & Gas RB Series 2003 DN
    (Bank of America N.A. LOC) (A-1+)
    2.81%(b)                                          11/07/05            7,000          7,000,000
  San Antonio Electric & Gas Systems RB (Jr. Lien
    Project) Series 2004 MB (Banque Nationale de
    Paribas SBPA) (A-1+, MIG-1)
    2.20%                                             12/01/05           11,000         11,000,000
  San Marcos Conservative Independent School
    District GO Series 2004C-23 DN (MIG-1)
    2.72%(b)                                          11/07/05            2,430          2,430,000
  Socorro Independent School District GO (Citigroup
    Trust Receipts) Series 2005 ROC-II R-2222 DN
    (PSF Guaranty)
    2.74%(b)                                          11/07/05            2,500          2,500,000
  Texas A&M University RB (Citibank Trust
    Receipts) Series 2003R-4005 ROC-II DN
    (Citibank Liquidity Facility, Texas Permanent
    School Funding) (VMIG-1)
    2.74%(b)                                          11/07/05            4,970          4,970,000
  Texas GO (Macon Trust Receipts) Series 2005I DN
    (Bank of America N.A. SBPA) (A-1+)
    2.74%(b)                                          11/07/05            4,695          4,695,000
  Texas GO (Morgan Stanley Trust Receipts) Series
    2005-1147 DN (Morgan Stanley SBPA) (F-1+)
    2.73%(b)                                          11/07/05            3,340          3,340,000
  Texas GO (Municipal Trust Receipts) Series 2005A
    SGB-58 DN (Societe Generale Liquidity Facility)
    (A-1+)
    2.74%(b)                                          11/07/05            5,900          5,900,000

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
                                                                              29

                           BLACKROCK LIQUIDITY FUNDS
                            STATEMENT OF NET ASSETS
                              MUNIFUND (CONTINUED)

OCTOBER 31, 2005

                                                                             PAR
                                                         MATURITY           (000)                VALUE
                                                        ----------   ------------------   -------------------
MUNICIPAL BONDS (Continued)
Texas (continued)
  Texas GO (Municipal Trust Receipts) Series 2005
    ROC-RR-R-378 DN (Societe Generale Liquidity
    Facility) (A-1+)
    2.74%(b)                                            11/07/05          $ 5,995         $ 5,995,000
  Texas GO (Variable Mobilty Trust Receipts) Series
    2005B DN (Depfa Bank PLC SBPA)
    (A-1+, VM1G1)
    2.67%(b)                                            11/07/05            3,000           3,000,000
  Texas Student Housing Authority RB (Merrill
    Lynch P-Float Trust Receipts) Series 2005
    PT-3101 DN (Merrill Lynch Guaranty) (F-1+)
    2.79%(b)                                            11/07/05            4,275           4,275,000
  Texas Technology University RB (Bear Stearns
    Trust Receipts) Series 2002A DN (MBIA
    Insurance) (A-1)
    2.75%(b)(c)                                         11/07/05           13,630          13,630,000
  University of Texas Permanent University Fund RB
    (Citibank Trust Receipts) Series 2005-ROC-
    II-R-2194 DN (Liquidity Facility Citigroup)
    (VMIG-1)
    2.74%(b)                                            11/07/05           11,920          11,920,000
  University of Texas Permanent University Fund RB
    (Morgan Stanley Trust Receipts) Series
    2005-1023 DN (Morgan Stanley Liquidity
    Facility) (F-1+)
    2.73%(b)                                            11/07/05            4,850           4,850,000
  University of Texas Permanent University Fund RB
    (Municipal Trust Receipts) Series 2004-SGB-55
    DN (Societe Generale SBPA) (A-1+)
    2.74%(b)                                            11/07/05            6,690           6,690,000
  University of Texas RB (Wachovia Merlots Trust
    Receipts) Series 2003B-14 DN (Wachovia Bank
    N.A. SBPA) (VMIG-1)
    2.72%(b)                                            11/07/05            6,255           6,255,000

                                                                                          ===========
                                                                                          185,130,000
                                                                                          -----------
Utah - 0.4%
  Jordanelle Special Services District RB (Tuhaye
    Project) Series 2005 DN (Wells Fargo Bank N.A.
    LOC) (A-1+)
    2.70%(b)                                            11/07/05            3,000           3,000,000
  Murray City Hospital (Independent Healthcare
    Services Project) RB Series 2005B DN
    (A-1+, VMIG-1)
    2.74%(b)                                            11/01/05           10,000          10,000,000

                                                                                          ===========
                                                                                           13,000,000
                                                                                          -----------
Vermont - 0.4%
  Vermont Economic Development Authority RB
    (Green Mountain College Project) Series 2003A
    DN (Key Bank N.A. LOC)
    2.77%(b)                                            11/07/05            7,775           7,775,000
  Vermont Educational & Health Buildings
    Financing Agency RB (Rutland Medical Center
    Project) Series 2001A DN (National
    Westminster Bank LOC) (A-1)
    2.76%(b)                                            11/07/05            3,400           3,400,000

                                                                                          ===========
                                                                                           11,175,000
                                                                                          -----------
Virginia - 2.6%
  Chesterfield County IDRB (Merrill Lynch P-Float
    Trust Receipts) Series 2004 PT-2133 DN
    (Merrill Lynch & Co. Guaranty, Merrill Lynch
    Capital Services SBPA) (F-1+, AA-)
    2.79%(b)(c)                                         11/07/05            9,750           9,750,000

                                                                             PAR
                                                         MATURITY           (000)                VALUE
                                                        ----------   ------------------   -------------------
MUNICIPAL BONDS (Continued)
Virginia (continued)
  Chesterfield County IDRB (Merrill Lynch Trust
    Receipts) Series 2003 PT-886 DN (Merrill Lynch
    & Co. Guaranty) (F-1+)
    2.79%(b)                                            11/07/05          $24,995         $24,995,000
  Commonwealth of Virginia Transportation Board
    RB (Citibank Trust Receipts) Series 2000
    SG-134 DN (Societe Generale SBPA) (A-1+)
    2.72%(b)                                            11/07/05            6,500           6,500,000
  Commonwealth of Virginia Transportation Board
    RB (Citibank Trust Receipts) Series 2002-1013
    DN (Citibank Liquidity Facility) (A-1+)
    2.74%(b)(c)                                         11/07/05            5,970           5,970,000
  Fairfax County Economic Development Authority
    RB (Citibank Trust Receipts) Series 2003-4024
    DN (Citibank Liquidity Facility) (VMIG-1)
    2.74%(b)(c)                                         11/07/05            4,735           4,735,000
  Hampton Roads Regional Jail Authority Facilities
    RB (Citibank Trust Receipts) Series 2004
    ROC-RR-II-R-2156 DN (MBIA Insurance,
    Citibank Liquidity Facility) (VMIG-1)
    2.74%(b)(c)                                         11/07/05            4,975           4,975,000
  Norfolk Educational Development Authority
    Hosptial Facilities RB (Citigroup Trust Receipts)
    Series 2004 R322 ROC- R-II DN (Citibank
    Liquidity Facility) (VMIG-1)
    2.74%(b)                                            11/07/05           13,470          13,470,000
  Tobacco Settlement Financing Corp. RB (Merrill
    Lynch P-Float Trust Receipts) Series 2005
    PA-1303 DN (Merrill Lynch & Co. Guaranty,
    Merrill Lynch Capital Services SBPA) (F-1+)
    2.78%(b)(c)                                         11/07/05            2,000           2,000,000
  University of Virginia RB (Wachovia Merlots Trust
    Receipts) Series 2003B-31 DN (Wachovia Bank
    N.A. SBPA) (VMIG-1)
    2.72%(b)(c)                                         11/07/05            2,680           2,680,000
  Virginia Public School Authority RB (Citigroup
    Global Markets Trust Receipts) Series
    2003R-4050-ROC-II DN (Citigroup Liquidity
    Facility) (A-1+)
    2.74%(b)                                            11/07/05            1,975           1,975,000
  Virginia State Public School Authority RB Series
    2003 MB (AA+, Aa1)
    4.00%                                               04/15/06            2,575           2,591,119

                                                                                          ===========
                                                                                           79,641,119
                                                                                          -----------
Washington - 2.3%
  King County GO (ABN-AMRO Munitops Trust
    Certificates) Series 2001-1 DN (MBIA
    Insurance) (VMIG-1)
    2.76%(b)                                            11/07/05            2,500           2,500,000
  King County School District Bear Stearns
    Municipal Securities Trust Certificates RB
    (Highline Public Schools Project) Series 2002
    DN (FGIC Insurance) (A-1)
    2.75%(b)(c)                                         11/07/05           11,750          11,750,000
  Seattle GO (Bear Stearns Municipal Trust
    Receipts) Series 2003 SGA-142 DN (Societe
    Generale SBPA) (A-1+)
    2.75%(b)                                            11/07/05            4,000           4,000,000
  Seattle Municipal Light & Power RB (Wachovia
    Merlots Trust Receipts) Series 2001A-56 DN
    (FSA Insurance, Wachovia Bank N.A. Liquidity
    Facility) (VMIG-1)
    2.72%(b)                                            11/07/05            7,405           7,405,000

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
30

                           BLACKROCK LIQUIDITY FUNDS
                            STATEMENT OF NET ASSETS
                              MUNIFUND (CONTINUED)

OCTOBER 31, 2005

                                                                            PAR
                                                        MATURITY           (000)                VALUE
                                                       ----------   ------------------   -------------------
MUNICIPAL BONDS (Continued)
Washington (continued)
  Spokane County School District No. 081 GO
    (Citibank Trust Receipts) Series 2003R-ROC-
    II-4000 DN (FSA Insurance, Citibank Liquidity
    Facility) (VMIG-1)
    2.74%(b)                                           11/07/05          $ 3,565         $3,565,000
  Washington GO (Piper Jaffray Trust Certificates)
    Series 2002G DN (Bank of New York LOC)
    (VMIG-1)
    2.76%(b)                                           11/07/05            5,170          5,170,000
  Washington GO (Wachovia Merlots Trust Receipts)
    Series 2002A-57 DN (MBIA Insurance) (VMIG-1)
    2.72%(b)                                           11/07/05            7,295          7,295,000
  Washington Housing Financing Committee
    Non-Profit Housing RB (Emerald Heights
    Project) Series 2003 DN (Bank of America N.A.
    LOC) (F-1+)
    2.75%(b)                                           11/01/05           17,345         17,345,000
  Washington State Health Care Facilities Authority
    RB (Seattle Cancer Care Projects) Series 2005
    DN (Key Bank N.A. LOC) (A-1)
    2.72%(b)                                           11/03/05            4,250          4,250,000
  Washington State Housing Finance Committee
    Non-Profit Housing RB (YMCA Tacoma & Pierce
    Project) Series 1998A DN (Key Bank N.A. LOC)
    (A-1, VMIG-1)
    2.72%(b)                                           11/07/05            2,945          2,945,000
  Washington State Housing Finance Committee
    Non-Profit Housing RB (YMCA Tacoma & Pierce
    Project) Series 1998B DN (Key Bank N.A. LOC)
    (A-1, VMIG-1)
    2.72%(b)                                           11/07/05            4,530          4,530,000

                                                                                         ==========
                                                                                         70,755,000
                                                                                         ----------
West Virginia - 0.2%
  West Virginia Economic Development Authority
    RB (Juvenile Correctional Project) Series 2002A
    DN (MBIA Insurance, Bear Stearns Capital
    Markets Liquidity Facility) (A-1)
    2.75%(b)(c)                                        11/07/05            4,990          4,990,000
  West Virginia University RB (Merrill Lynch P-Float
    Trust Receipts) Series 2005 PZ-56 DN (Merrill
    Lynch SBPA, MBIA Insurance)
    2.78%(b)                                           11/07/05            2,215          2,215,000

                                                                                         ==========
                                                                                          7,205,000
                                                                                         ----------
Wisconsin - 2.0%
  Appleton Redevelopment Authority RB (Fox City
    Project) Series 2001B DN (Bank One N.A. LOC)
    (VMIG-1)
    2.75%(b)                                           11/07/05            8,100          8,100,000
  Milwaukee Redevelopment Authority RB (Yankee
    Hill Apartments Project) Series 2005 DN (Wells
    Fargo Bank N.A. LOC) (A-1+)
    2.65%(b)                                           11/07/05            3,500          3,500,000
  Southeast Wisconsin Professional Baseball Park
    RB (Wachovia Merlots Trust Receipts) Series
    2000Y DN (MBIA Insurance, Wachovia Bank N.A.
    SBPA) (VMIG-1)
    2.72%(b)                                           11/07/05            5,280          5,280,000
  Wisconsin Health & Educaitonal Facilities
    Authority RB (Froedtert & Community Health
    Project) Series 2005C DN (A-1+, F-1+)
    2.69%(b)                                           11/07/05           14,100         14,100,000

                                                                            PAR
                                                        MATURITY           (000)                VALUE
                                                       ----------   ------------------   -------------------
MUNICIPAL BONDS (Continued)
Wisconsin (continued)
  Wisconsin Health & Educational Facilities
    Authority RB (Edgewood College Project) Series
    1997 DN (Bank One N.A. LOC)
    2.83%(b)                                           11/07/05          $ 6,040         $6,040,000
  Wisconsin Health & Educational Facilities
    Authority RB (Oakwood Village Project) Series
    2000B DN (Marshall & Ilsley Bank LOC) (A-1)
    2.73%(b)                                           11/07/05            2,420          2,420,000
  Wisconsin Health & Educational Facilities
    Authority RB (St. John's Community Project)
    Series 2005 DN (Radian Credit Facilities) (F-1*)
    2.75%(b)                                           11/07/05            5,000          5,000,000
  Wisconsin Health & Educational Facilities
    Authority RB (St. Joseph's Community Hospital
    Project) Series 2001 DN (Marshall & Ilsley Bank
    LOC) (A-1)
    2.73%(b)                                           11/07/05           10,300         10,300,000
  Wisconsin Transportation RB Series 2005
    ROC-II-R DN (FSA Insurance Guaranty,
    Citigroup Trust Receipts) (A-1+, AAA)
    2.74%(b)                                           11/07/05            5,585          5,585,000

                                                                                         ==========
                                                                                         60,325,000
                                                                                         ----------
Wyoming - 1.3%
  Lincoln County PCRB (Amoco Project) Series 1983
    MB (ExxonMobil Guaranty)
    2.85%                                              04/01/06            7,600          7,600,000
  Lincoln County PCRB (Exxon Corp. Project) Series
    1984A DN (A-1+, P-1)
    2.73%(b)                                           11/01/05           17,220         17,220,000
  Lincoln PCRB (Exxon Project) Series 1984B DN
    (A-1+)
    2.73%(b)                                           11/01/05           14,605         14,605,000

                                                                                         ==========
                                                                                         39,425,000
                                                                                         ----------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
                                                                              31

                           BLACKROCK LIQUIDITY FUNDS
                            STATEMENT OF NET ASSETS
                              MUNIFUND (CONCLUDED)

OCTOBER 31, 2005

                                              VALUE
                                        -----------------
TOTAL INVESTMENTS IN SECURITIES -
99.6%
  (Cost $3,074,053,595(a))                 $3,074,053,595
OTHER ASSETS IN EXCESS OF
  LIABILITIES - 0.4%                           10,889,027
                                           --------------
NET ASSETS -  100.0%
  (Equivalent to $1.00 per share
  based on 2,135,326,887
  Institutional Shares, 84,769,374
  Dollar Shares, 35,774,005 Cash
  Management Shares,
  516,606,019 Administration
  Shares, 24,225,238 Bear Stearns
  Shares, 2,218 Bear Stearns
  Premier Choice Shares,
  161,858,751 Bear Stearns Private
  Client Shares and 126,452,661
  Bear Stearns Premier Shares
  outstanding)                             $3,084,942,622
                                           ==============

NET ASSET VALUE, OFFERING AND
  REDEMPTION PRICE PER
  INSTITUTIONAL SHARE
  ($2,135,256,536/2,135,326,887)            $  1.00
                                            =======
NET ASSET VALUE, OFFERING AND
  REDEMPTION PRICE PER
  DOLLAR SHARE
        ($84,763,382/84,769,374)            $  1.00
                                            =======
NET ASSET VALUE, OFFERING AND
  REDEMPTION PRICE PER
  CASH MANAGEMENT SHARE
        ($35,773,658/35,774,005)            $  1.00
                                            =======
NET ASSET VALUE, OFFERING AND
  REDEMPTION PRICE PER
  ADMINISTRATION SHARE
      ($516,607,210/516,606,019)            $  1.00
                                            =======
NET ASSET VALUE, OFFERING AND
  REDEMPTION PRICE PER
  BEAR STEARNS
        ($24,224,812/24,225,238)            $  1.00
                                            =======
NET ASSET VALUE, OFFERING AND
  REDEMPTION PRICE PER
  BEAR STEARNS PREMIER CHOICE SHARE
                  ($2,217/2,218)            $  1.00
                                            =======
NET ASSET VALUE, OFFERING AND
  REDEMPTION PRICE PER
  BEAR STEARNS PRIVATE CLIENT SHARE
      ($161,859,643/161,858,751)            $  1.00
                                            =======
NET ASSET VALUE, OFFERING AND
  REDEMPTION PRICE PER
  BEAR STEARNS PREMIER SHARE
      ($126,455,164/126,452,661)            $  1.00
                                            =======

 (a) Cost for Federal income tax purposes is $3,074,091,722.

 (b)  Rates shown are the rates as of October 31, 2005 and maturities shown are the next interest readjustment date or the date the principal owed can be recovered through demand.
 (c)  Security exempt from registration under Rule 144A of the Securities Act of
      1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional investors. As of
      October 31, 2005, the Fund held 13.7% of its net assets, with a current market value of $422,870,000, in securities restricted as to resale.
 (d)  Illiquid Security. As of October 31, 2005, the Fund held 0.2% of its net assets, with a current market value of $5,630,000 in these securities.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
32

                           BLACKROCK LIQUIDITY FUNDS
                            STATEMENT OF NET ASSETS
                                    MUNICASH

OCTOBER 31, 2005

                                                                         PAR
                                                     MATURITY           (000)                VALUE
                                                    ----------   ------------------   -------------------
U.S. GOVERNMENT & AGENCY OBLIGATIONS - 1.0%
Federal Home Loan Mortgage Corp. Variable Rate
  Notes - 1.0%
  Federal Home Loan Mortgage Corp. Variable Rate
    Demand Certificates (Multi-Family Housing
    Project) Series 2005A-M005
          2.85%(b)
          (Cost $23,000,000)                        11/07/05          $23,000         $23,000,000
                                                                                      -----------
MUNICIPAL BONDS - 97.4%
Alabama - 2.7%
  Brundidge IDRB (Carter Brothers Project) Series
    2001 AMT DN (Southtrust Bank LOC)
          2.85%(b)                                  11/07/05              940             940,000
  Jefferson County GO Warrants Series 2001B DN
    (Morgan Guaranty Trust LOC, Bayerische
    Landesbank Girozentrale SBPA) (A-1+, VMIG-1)
          2.69%(b)                                  11/01/05           29,000          29,000,000
  Jefferson County Sewer RB Series 2003B-7 DN
          2.70%(b)                                  11/07/05           28,500          28,500,000
  Tuscaloosa IDRB Series 2000A AMT DN
    (Southtrust Bank LOC)
          2.85%(b)                                  11/07/05            1,365           1,365,000
  Vestavia Hills GO Series 2004B DN (VMIG-1)
          2.90%(b)                                  11/07/05            1,800           1,800,000

                                                                                      ===========
                                                                                       61,605,000
                                                                                      -----------
Alaska - 0.0%
  Alaska Housing Finance Corp. RB (State Capitol
    Project) Series 1999B-2 MB (MBIA Insurance)
          5.50%                                     12/01/05            1,000           1,002,247
                                                                                      -----------
Arizona - 1.2%
  Cochise County Pollution Control Corp. Solid
    Waste Disposal RB (Arizona Electric Power
    Co-op, Inc. Project) Series 1994 AMT DN
    (A-1, VMIG-1)
          2.88%                                     11/07/05           11,000          11,000,000
  Maricopa County IDA Solid Waste Disposal RB
    Series 2004-048 AMT DN (Lloyd's Bank, Merrill
    Lynch Liquidity Facility) (A-1+)
          2.81%(b)                                  11/07/05            1,770           1,770,000
  Phoenix Industrial Development Authority Multi
    Family Housing RB (Merrill Lynch P-Floats
    Trust Receipts) Series 2005-PT-2940 AMT DN
    (Merrill Lynch & Co. SBPA)
          2.83%(b)                                  11/07/05            7,465           7,465,000
  Pima County IDA Single Family Mortgage RB
    (Draw Down Project) Series 2003 AMT MB
    (Trinity Funding Guaranty)
          4.02%(b)                                  11/25/05            7,671           7,671,000

                                                                                      ===========
                                                                                       27,906,000
                                                                                      -----------
Arkansas - 0.1%
  University Arkansas University RB (Pine Bluff
    Campus Project) Series 2005B DN (ABK
    Insurance) (Aaa)
          2.80%(b)                                  12/01/05              120             120,000
  University of Arkansas RB (UAMS Campus
    Project) Series 2004A MB (MBIA Insurance)
          4.00%                                     11/01/05            1,645           1,645,000

                                                                                      ===========
                                                                                        1,765,000
                                                                                      -----------

                                                                         PAR
                                                     MATURITY           (000)                VALUE
                                                    ----------   ------------------   -------------------
MUNICIPAL BONDS (Continued)
California - 2.2%
  California Economic Recovery RB Series 2004C-20
    DN (VMIG-1)
          2.74%(b)                                  11/07/05          $27,500         $27,500,000
  California Statewide Communities Development
    Authority Multi Family RB (Merrill Lynch
    P-Float Trust Receipts) Series 2001 PT-353
    AMT DN (Merrill Lynch & Co. Guaranty) (A-1+)
          2.81%(b)                                  11/07/05           10,990          10,990,000
  California Statewide Communities Development
    Authority Multi Family RB (Merrill Lynch
    P-Float Trust Receipts) Series 2003 PT-2001
    AMT DN (Merrill Lynch & Co. Guaranty)
          2.81%(b)                                  11/03/05            2,500           2,500,000
  Los Angeles IDRB (P&C Poultry Distributors
    Project) Series 1998 DN (Comercia Bank N.A.
    LOC)
          2.85%(b)                                  11/03/05            2,500           2,500,000
  Puttable Floating Tax Exempt Receipts Series
    2005 DN (FGIC, MBIA, FSA Insurance, Merrill
    Lynch SBPA)
          2.85%(b)                                  11/07/05            6,830           6,830,000

                                                                                      ===========
                                                                                       50,320,000
                                                                                      -----------
Colorado - 1.8%
  Arapahoe County IDRB (PECO II, Inc. Project)
    Series 2001 AMT DN (Huntington Bank LOC)
          3.00%(b)                                  11/07/05            2,000           2,000,000
  Colorado Education Loan Program RB Series 2005
    TRAN (SP-1+, MIG-1)
          4.00%                                     08/07/06           11,000          11,107,533
  Colorado Health Facilities Authority Economic
    Development RB (Johnson Publishing Co.
    Project) Series 1999A AMT DN (Bank One N.A.
    LOC)
          2.87%(b)                                  11/07/05            1,170           1,170,000
  Colorado Housing & Finance Authority RB (Single
    Family Mortgage Project) Series 2005 MB
    (Trinity Funding Insurance) (SP-1+, MIG-1)
          2.80%                                     07/05/06           15,000          15,000,000
  Denver City & County Airport RB Series 2002A-61
    AMT DN (Wachovia Bank N.A. LOC, FGIC
    Insurance) (VMIG-1)
          2.77%(b)                                  11/07/05           10,905          10,905,000

                                                                                      ===========
                                                                                       40,182,533
                                                                                      -----------
Connecticut - 1.1%
  Brazos River Harbor RB (Dow Chemical Project)
    Series 2005 MB
          2.75%                                     12/02/05            3,500           3,500,000
          2.98%                                     01/19/06            8,500           8,500,000
  Connecticut Health & Educational Facilities
    Authority RB (Yale University Project) Series
    1999U DN (A-1+, VMIG-1)
          2.68%(b)                                  11/07/05            8,600           8,600,000
  Metropolitan Washington Airport Authority RB
    Series 2005 MB (J.P. Morgan Chase Bank LOC)
          2.85%                                     01/18/06            5,000           5,000,000

                                                                                      ===========
                                                                                       25,600,000
                                                                                      -----------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
                                                                              33

                           BLACKROCK LIQUIDITY FUNDS
                            STATEMENT OF NET ASSETS
                              MUNICASH (CONTINUED)

OCTOBER 31, 2005

                                                                            PAR
                                                        MATURITY           (000)                VALUE
                                                       ----------   ------------------   -------------------
MUNICIPAL BONDS (Continued)
Delaware - 0.3%
  Delaware Economic Development Authority RB
    (St. Edmonds Academy Project) Series 2005 DN
    (Mercantile Safe Deposit & Trust Bank LOC)
    (VMIG-1)
    2.70%(b)                                           11/07/05          $ 5,000         $ 5,000,000
  Delaware GO Series 1998A MB
    4.60%                                              02/01/06            1,000           1,004,427

                                                                                         ===========
                                                                                           6,004,427
                                                                                         -----------
District of Columbia - 0.3%
  District of Columbia Enterprise Zone RB (NJA
    Hotel LLC Issue Project) Series 2004 AMT DN
    (Bank of Scotland LOC) (VMIG-1)
    2.80%(b)                                           11/07/05            5,000           5,000,000
  District of Columbia Housing Finance Agency RB
    Series 2004 PT-2391 DN (MBIA Insurance,
    Merrill Lynch & Co. SBPA) (F-1+)
    2.83%(b)(c)                                        11/03/05            2,435           2,435,000

                                                                                         ===========
                                                                                           7,435,000
                                                                                         -----------
Florida - 4.7%
  Collier County School Board COP Series 2001 MB
    (FSA Insurance)
    4.50%                                              02/15/06              500             502,490
  Florida Local Government Finance Association RB
    Series 2005 MB (A-1, P-1)
    2.70%                                              12/15/05            2,400           2,400,000
  Greater Orlando Aviation Authority RB (Special
    Purpose Cessna Aircraft Project) Series 2001
    AMT DN (Textron, Inc. Guaranty) (A-2, P-1)
    3.80%(b)                                           11/07/05            6,000           6,000,000
  Highlands County Health Facilities Authority RB
    (Adventist Health System Project) Series 2003B
    DN (SunTrust Bank LOC)
    2.70%(b)                                           11/07/05            2,300           2,300,000
  Jacksonville Economic Development Commission
    IDRB (Glasfloss Industries, Inc. Project) Series
    2002 AMT DN (Huntington National Bank LOC)
    3.00%(b)                                           11/07/05            1,940           1,940,000
  Jacksonville Economic Development Commission
    IDRB (Tremron Jacksonville Project) Series
    2000 AMT DN (Branch Banking & Trust Co.
    LOC)
    2.82%(b)                                           11/03/05            2,170           2,170,000
  Jacksonville Economic Development Commission
    Special Facility Airport RB (Holland Sheltair
    Project) Series 2005B AMT DN (Huntington
    Bank LOC)
    2.75%(b)                                           11/07/05            2,100           2,100,000
  Lee County IDRB Series 1997 AMT DN (SunTrust
    Bank LOC)
    2.84%(b)                                           11/07/05            1,835           1,835,000
  Pinellas County Housing Finance Authority RB
    Series 2004A DN (CDC Funding Insurance,
    Rabobank SBPA) (VMIG-1)
    2.79%(b)                                           11/07/05            6,365           6,365,000
  Pinellas County Housing Finance Authority Single
    Family Mortgage RB Series 2004-009 AMT DN
    (CDC Funding Insurance, Rabobank SBPA)
    (VMIG-1)
    2.79%(b)                                           11/07/05            5,150           5,150,000
  Pinellas County Housing Finance Authority Single
    Family Mortgage RB Series 2004-933 AMT DN
    (Merrill Lynch Liquidity Facility, Rabobank
    SBPA) (VMIG-1)
    2.79%(b)                                           11/07/05            2,725           2,725,000

                                                                            PAR
                                                        MATURITY           (000)                VALUE
                                                       ----------   ------------------   -------------------
MUNICIPAL BONDS (Continued)
Florida (continued)
  Pinellas County IDRB Series 2004 AMT DN (Trinity
    Insurance, Wachovia Bank N.A. LOC, Rabobank
    SBPA) (VMIG-1)
    2.85%(b)                                           11/07/05          $ 1,370         $ 1,370,000
  Putnam County Development Authority PCRB
    (Seminole Electric Co-op Project) Series 1984D
    MB (National Rural Utilities LOC) (A-1)
    2.65%                                              12/15/05           11,600          11,600,000
  Putnam County Development Authority PCRB
    (Seminole Electric Co-op Project) Series
    1984H-3 MB (National Rural Utilities LOC)
    (A-1, MIG-1)
    2.80%                                              03/15/06            5,400           5,400,000
  St. Lucie Solid Waste Disposal RB (Florida Power
    & Light Co. Project) Series 2003 DN (VMIG-1)
    2.79%(b)                                           11/01/05           48,285          48,285,000
  Tampa Bay Water Utilities System RB Series
    2004C-21 MB (FGIC Insurance, Wachovia Bank
    SBPA) (Aaa)
    2.95%                                              05/31/06            5,945           5,945,000

                                                                                         ===========
                                                                                         106,087,490
                                                                                         -----------
Georgia - 3.5%
  Atlanta Airport GO Series 1996 MB (AMBAC
    Insurance)
    6.50%                                              01/01/06            1,000           1,006,131
  Atlanta Airport RB Series 2004C-14 AMT DN (FSA
    Insurance, Wachovia Bank) (VMIG-1)
    2.77%(b)                                           11/07/05            3,990           3,990,000
  Cartersville Development Authority RB (Aquafil
    USA, Inc. Project) Series 2005 AMT DN (Branch
    Banking & Trust Bank LOC)
    2.82%(b)                                           11/07/05            2,000           2,000,000
  Cobb County Multi Family Housing Authority RB
    Series 2003 PT-1963 AMT DN (Merrill Lynch &
    Co. Guaranty) (F-1+)
    2.83%(b)(d)                                        11/07/05           13,120          13,120,000
  Cobb County Multi Family Housing Authority RB
    Series 2004 PT-2221 AMT DN (Merrill Lynch &
    Co. Guaranty) (F-1+, AA-)
    2.83%(b)                                           11/07/05           37,095          37,095,000
  Dooly County IDRB (Hamburg Enterprises Project)
    Series 2003 AMT DN (Fifth Third Bank N.A. LOC)
    2.79%(b)                                           11/04/05            1,000           1,000,000
  Gainesville Housing Authority RB Series 2003
    PT-1985 DN (Merrill Lynch & Co. Guaranty)
    (F-1+)
    2.83%(b)                                           11/03/05            3,470           3,470,000
  Gordon County IDRB (Aladdin Manufacturing
    Corp. Project) Series 1997A AMT DN (Wachovia
    Bank N.A. LOC)
    2.80%(b)                                           11/07/05            1,000           1,000,000
  Gordon County IDRB (Aladdin Manufacturing
    Corp. Project) Series 1997B DN (Wachovia Bank
    N.A. LOC)
    2.80%(b)                                           11/07/05            1,000           1,000,000
  Griffin-Spalding County IDRB (Woodland
    Industries Project) Series 2000 AMT DN
    (Wachovia Bank N.A. LOC) (A-1+)
    2.80%(b)                                           11/07/05            1,750           1,750,000
  Gwinnett County IDRB (Suzanna Project) Series
    2001A AMT DN (Wachovia Bank N.A. LOC)
    (VMIG-1)
    2.80%(b)                                           11/07/05            3,150           3,150,000

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
34

                           BLACKROCK LIQUIDITY FUNDS
                            STATEMENT OF NET ASSETS
                              MUNICASH (CONTINUED)

OCTOBER 31, 2005

                                                                           PAR
                                                       MATURITY           (000)                VALUE
                                                      ----------   ------------------   -------------------
MUNICIPAL BONDS (Continued)
Georgia (continued)
  Laurens County IDRB (Aladdin Manufacturing
    Corp. Project) Series 1997 AMT DN (Wachovia
    Bank N.A. LOC)
    2.80%(b)                                          11/07/05           $1,000         $1,000,000
  Wayne County IDRB (Absorption Corp. Project)
    Series 2004 DN (Branch Banking & Trust Co.
    LOC) (VMIG-1)
    2.82%(b)                                          11/07/05            4,700          4,700,000
  Whitefield County Educational Development
    Authority RB (Aladdin Solid Waste Disposal
    Project) Series 1999 AMT DN (Wachovia Bank
    N.A. LOC)
    2.80%(b)                                          11/07/05            3,100          3,100,000

                                                                                        ==========
                                                                                        77,381,131
                                                                                        ----------
Illinois - 1.7%
  Chicago Board of Education GO Series 2005 PZ-60
    DN (FGIC Insurance, Merrill Lynch & Co. SBPA)
    (F-1+)
    2.78%(b)                                          11/07/05            2,100          2,100,000
  Chicago IDRB (Promise Candy Project) Series
    2001 AMT DN (LaSalle National Bank LOC)
    2.81%(b)                                          11/07/05            3,530          3,530,000
  Chicago O'Hare International Airport RB
    (Wachovia Merlots Trust Receipts) Series
    2001A-85 AMT DN (Wachovia Bank N.A. LOC)
    (VMIG-1)
    2.77%(b)                                          11/07/05            5,595          5,595,000
  Elmhurst IDRB (Randall Manufacturing Project)
    Series 2002 AMT DN (LaSalle National Bank
    LOC) (A-1+)
    2.90%(b)                                          11/07/05            1,665          1,665,000
  Flora RB (Heritage Woods Project) Series 2001
    AMT DN (Federal Home Loan Bank Guaranty)
    (A-1+)
    2.84%(b)                                          11/07/05            2,950          2,950,000
  Harvard Multi Family Housing RB (Northfield
    Court Project) Series 1999 AMT DN (LaSalle
    National Bank LOC) (A-1+)
    2.88%(b)                                          11/07/05            7,350          7,350,000
  Illinois Development Finance Authority IDRB
    (Cano Packaging Corp. Project) Series 2001
    AMT DN (LaSalle National Bank LOC)
    2.81%(b)                                          11/07/05            2,150          2,150,000
  Illinois Development Finance Authority IDRB
    (Harbortown Industries Project) Series 2000A
    AMT DN (LaSalle National Bank LOC)
    2.86%(b)                                          11/07/05            2,000          2,000,000
  Illinois Development Finance Authority IDRB
    (Mason Corp. Project) Series 2000A AMT DN
    (LaSalle National Bank LOC)
    2.86%(b)                                          11/07/05            4,755          4,755,000
  Illinois GO Series 2000 MB
    4.50%                                             12/01/05              500            500,786
  Metropolitan Pier & Exposition Authority RB (Bear
    Stearns Trust Certificates) Series 2005A-224
    DN (MBIA Insurance, Bear Stearns Capital
    Markets Liquidity Facility) (VMIG-1)
    2.85%(b)(c)                                       11/07/05            4,000          4,000,000
  Springfield Community Improvement RB Series
    2000 AMT DN (National City Bank N.A. LOC)
    2.91%(b)                                          11/07/05              425            425,000

                                                                           PAR
                                                       MATURITY           (000)                VALUE
                                                      ----------   ------------------   -------------------
MUNICIPAL BONDS (Continued)
Illinois (continued)
  Upper River Valley IDRB (Advanced Drainage
    System Project) Series 2002 AMT DN (National
    City Bank N.A. LOC)
    2.81%(b)                                          11/07/05           $1,700         $1,700,000

                                                                                        ==========
                                                                                        38,720,786
                                                                                        ----------
Indiana - 2.0%
  Anderson Economic Development RB (Printer
    Zink, Inc. Project) Series 2004A DN (U.S.
    Bancorp LOC) (A-1+)
    2.87%(b)                                          11/07/05            2,500          2,500,000
  Elkhart County Industrial Economic Development
    RB (Four Seasons Manufacturing, Inc. Project)
    Series 2000 AMT DN (National City Bank N.A.
    LOC)
    2.86%(b)                                          11/07/05            1,045          1,045,000
  Elkhart Industrial Multi Family RB (Pedcor
    Investments Living LP Project) Series 2002A
    AMT DN (Federal Home Loan Bank Guaranty)
    (VMIG-1)
    2.80%(b)                                          11/07/05            8,000          8,000,000
  Elkhart Industrial Multi Family RB (Pedcor
    Investments Living LP Project) Series 2002B
    AMT DN (Federal Home Loan Bank Guaranty)
    (VMIG-1)
    2.80%(b)                                          11/07/05              900            900,000
  Fort Wayne Economic Development Authority RB
    (Advanced Machine & Tool Project) Series 2001
    AMT DN (National City Bank N.A. LOC)
    2.86%(b)                                          11/07/05            1,770          1,770,000
  Huntingburg Multi Family RB (Lincoln Village
    Apartments Project) Series 2000 AMT DN
    (Federal Home Loan Bank Guaranty)
    2.83%(b)                                          11/07/05            2,350          2,350,000
  Indiana Development Finance Authority Economic
    Development RB (Saroyan Hardwoods, Inc.
    Project) Series 1994 AMT DN (Fifth Third Bank
    N.A. LOC)
    2.84%(b)                                          11/07/05              800            800,000
  Indiana Development Finance Authority Economic
    Development RB (Timberland Resources
    Project) Series 2001 DN (SouthTrust Bank LOC)
    2.85%(b)                                          11/07/05              750            750,000
  Indiana Development Finance Authority IDRB
    Series 2000 AMT DN (Bank One N.A. LOC)
    2.84%(b)                                          11/07/05            4,700          4,700,000
  Indiana Economic Development Finance Authority
    RB (Morris Manufacturing & Sales Corp.
    Project) Series 2002 AMT DN (National City
    Bank N.A. LOC)
    2.81%(b)                                          11/07/05            1,900          1,900,000
  Indiana Housing & Community Development
    Authority Single Family Mortgage RB Series
    2005B-3 AMT MB (VMIG-1)
    3.05%                                             04/06/06            7,000          7,000,000
  Jeffersonville Economic Development Authority
    RB (Scansteel Project) Series 1998 AMT DN
    (National City Bank N.A. LOC)
    2.86%(b)(d)                                       11/07/05            1,080          1,080,000

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
                                                                              35

                           BLACKROCK LIQUIDITY FUNDS
                            STATEMENT OF NET ASSETS
                              MUNICASH (CONTINUED)

OCTOBER 31, 2005

                                                                            PAR
                                                        MATURITY           (000)                VALUE
                                                       ----------   ------------------   -------------------
MUNICIPAL BONDS (Continued)
Indiana (continued)
  Orleans Economic Development RB (Almana LLC
    Project) Series 1995 AMT DN (National City
    Bank N.A. LOC)
    2.90%(b)                                           11/07/05          $ 2,000         $2,000,000
  Scottsburg Economic Development Authority RB
    (American Plastic Corp. Project) Series 2000
    AMT DN (National City Bank N.A. LOC)
    2.86%(b)                                           11/07/05              975            975,000
  South Bend Economic Development Authority RB
    (SGW Realty LLC Project) Series 1998 AMT DN
    (National City Bank N.A. LOC)
    2.91%(b)                                           11/07/05              850            850,000
  St. Joseph County Industrial Economic
    Development RB (Midcorr Land Development
    LLC Project) Series 2002 DN (National City
    Bank N.A. LOC)
    2.81%(b)                                           11/07/05            3,330          3,330,000
  Vigo County Independent School Corp. Temporary
    Loan Notes RB Series 2005 MB
    3.25%                                              12/29/05            4,500          4,503,573

                                                                                         ==========
                                                                                         44,453,573
                                                                                         ----------
Iowa - 0.6%
  Cedar Rapids Iowa Community School District Tax
    Anticipation Warrants Series 2005 MB
    3.75%                                              06/30/06            4,500          4,527,440
  Dallas County IDRB (Sioux City Brick Project)
    Series 2000A AMT DN (First Bank Systems LOC)
    2.84%(b)                                           11/07/05            1,000          1,000,000
  Des Moines Commercial Development RB (Grand
    Office Park Project) Series 1985 DN (Principal
    Life Insurance Company Guaranty) (A-1+)
    2.88%(b)                                           11/07/05            2,000          2,000,000
  Urbandale IDRB (Meredith Drive Association
    Project) Series 1985 DN (Principal Life
    Insurance Co. Guaranty) (A-1+)
    2.88%(b)                                           11/07/05            4,500          4,500,000
  West Burlington IDRB (Borghi Oilhydraulic
    Project) Series 2001A AMT DN (Bank One N.A.
    LOC)
    2.92%(b)                                           11/07/05              600            600,000

                                                                                         ==========
                                                                                         12,627,440
                                                                                         ----------
Kansas - 0.4%
  Kansas Development Finance Authority Multi
    Family RB (Merrill Lynch P-Floats Trust
    Receipts) Series 2005-2947 AMT DN (Merrill
    Lynch & Co. SBPA, MBIA Insurance) (AAA, F1+)
    2.83%(b)                                           11/07/05            7,115          7,115,000
  Kansas Development Finance Authority RB
    (Delaware Highlands Project) Series 2005C DN
    (Federal Home Loan Bank Guaranty)
    2.80%(b)                                           11/07/05            2,250          2,250,000

                                                                                         ==========
                                                                                          9,365,000
                                                                                         ----------
Kentucky - 2.3%
  Boyd County Sewer & Solid Waste RB (Air
    Products & Chemicals Project) Series 2003 AMT
    DN (A-1)
    2.80%(b)                                           11/02/05            1,275          1,275,000
  City of Wilder Industrial Building RB (Saratoga
    Investments LP Project) Series 1998 AMT DN
    (Fifth Third Bank N.A. LOC)
    2.88%(b)                                           11/07/05            1,010          1,010,000

                                                                            PAR
                                                        MATURITY           (000)                VALUE
                                                       ----------   ------------------   -------------------
MUNICIPAL BONDS (Continued)
Kentucky (continued)
  Clark County PCRB (Eastern Kentucky Power
    Project) Series 1984J-2 MB (National Rural
    Co-op Utilities Guaranty) (A-1, MIG-1)
    2.95%                                              04/15/06          $ 8,000         $8,000,000
  Dayton IDRB (Ramkat Enterprise Project) Series
    2001 AMT DN (First Bank Systems LOC)
    2.93%(b)                                           11/07/05            1,925          1,925,000
  Elsmere IDRB (International Mold Steel, Inc.
    Project) Series 1996 AMT DN (Star Bank N.A.
    LOC)
    2.88%(b)                                           11/07/05            1,205          1,205,000
  Henderson Industrial Building RB (Shamrock
    Technologies Project) Series 1997 AMT DN
    (Wachovia Bank N.A. LOC)
    2.85%(b)(c)                                        11/07/05              776            776,000
  Jefferson County Industrial Building RB (Atlas
    Machine & Supply Co. Project) Series 1999 AMT
    DN (Bank One N.A. LOC)
    2.84%(b)                                           11/07/05            1,815          1,815,000
  Kenton County Educational RB (Redwood
    Rehabilitation Center Project) Series 2004 DN
    (Fifth Third Bank LOC)
    2.83%(b)                                           11/03/05            3,000          3,000,000
  Kentucky Association of Counties Advance
    Revenue COP Series 2005 TRAN (SP-1+)
    4.00%                                              06/30/06           13,000         13,104,405
  Kentucky Economic Development Finance
    Authority Solid Waste Disposal RB (Republic
    Services, Inc. Project) Series 2005 AMT DN
    3.05%(b)                                           11/07/05           10,100         10,100,000
  McCreary County Industrial Building RB (Le
    Sportsac, Inc. Project) Series 1998 AMT DN
    (Fifth Third Bank N.A. LOC)
    2.81%(b)                                           11/07/05            1,100          1,100,000
  McCreary County Industrial Building RB (Le
    Sportsac, Inc. Project) Series 1998B AMT DN
    (Fifth Third Bank N.A. LOC)
    2.81%(b)                                           11/07/05            1,410          1,410,000
  McCreary County Industrial Building RB (Le
    Sportsac, Inc. Project) Series 1999B-3 AMT DN
    (Fifth Third Bank N.A. LOC)
    2.81%(b)                                           11/07/05            3,220          3,220,000
  Pulaski County Solid Waste Disposal RB (National
    Rural Utilities for East Kentucky Power Project)
    Series 1993B AMT MB (National Rural Utilities
    Guaranty) (MIG-1)
    2.85%                                              02/15/06            2,600          2,600,000

                                                                                         ==========
                                                                                         50,540,405
                                                                                         ----------
Louisiana - 1.7%
  Donaldsonville IDRB (John Folse & Co., Inc.
    Project) Series 2003 DN (AmSouth Bank LOC)
    2.79%(b)                                           11/07/05            2,150          2,150,000
  Lafayette Educational Development Authority RB
    (Holt County Project) Series 1990 DN (Rabo
    Bank Nederland LOC)
    3.00%(b)                                           11/07/05            2,850          2,850,000
  Louisiana Housing Finance Agency RB (Housing
    Restoration Project) Series 2002A AMT DN
    (Regions Bank LOC)
    2.85%(b)                                           11/07/05            2,050          2,050,000

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
36

                           BLACKROCK LIQUIDITY FUNDS
                            STATEMENT OF NET ASSETS
                              MUNICASH (CONTINUED)

OCTOBER 31, 2005

                                                                           PAR
                                                       MATURITY           (000)                VALUE
                                                      ----------   ------------------   -------------------
MUNICIPAL BONDS (Continued)
Louisiana (continued)
  Louisiana Local Government Environmental
    Facilities Community Development Authority
    RB (Bioset Shreveport LLC) Series 2002-A DN
    (Hibernia Bank LOC)
    3.20%(b)                                          11/07/05          $ 5,945         $5,945,000
  Louisiana Local Government Environmental
    Facilities Community Development Authority
    RB (Northwestern State University Student
    Housing Project) Series 2004A DN (Regions
    Bank LOC) (A-1)
    2.78%(b)                                          11/07/05            3,000          3,000,000
  Louisiana Local Government Environmental
    Facilities Community Development Authority
    RB (Ouachita Christian School, Inc. Project)
    Series 2002 DN (Bank One N.A. LOC)
    2.95%(b)                                          11/07/05            1,430          1,430,000
  Louisiana Public Facilities Authority RB (Air
    Products & Chemicals Project) Series 2002 AMT
    DN (Hibernia Bank LOC) (A-1, P-1)
    2.80%(b)                                          11/07/05            5,000          5,000,000
  Louisiana Public Facilities Authority RB
    (Equipment & Capital Facilities Loan Program)
    Series 2002A DN (Hibernia Bank LOC) (VMIG-1)
    3.20%(b)                                          11/07/05           13,365         13,365,000
  North Webster Parish IDRB (CSP Project) Series
    2001 AMT DN (Regions Bank N.A. LOC)
    2.79%(b)                                          11/07/05            2,630          2,630,000

                                                                                        ==========
                                                                                        38,420,000
                                                                                        ----------
Maine - 0.1%
  Maine Finance Authority RB (Brunswick
    Publishing Project) Series 2005 AMT DN
    (SunTrust Bank LOC)
    2.80%(b)                                          11/07/05            2,000          2,000,000
                                                                                        ----------
Maryland - 3.3%
  Baltimore County RB (Golf Systems Project)
    Series 2001 DN (M&T Bank Corp. LOC) (A-2)
    2.75%(b)                                          11/07/05            4,800          4,800,000
  Howard County RB (Glenelg Country School
    Project) Series 2001 DN (M&T Bank Corp. LOC)
    (A-1)
    2.70%(b)                                          11/07/05            3,425          3,425,000
  Maryland Community Development Adminis-
    tration Department of Housing & Community
    Development RB (Harbor City Project) Series
    1990C DN (Mercantile Bank LOC)
    2.77%(b)                                          11/07/05            3,230          3,230,000
  Maryland Economic Development Corp. RB
    (Assisted Catholic Charities Project) Series
    2004 DN (Mercantile Bank LOC) (VMIG-1)
    2.70%(b)                                          11/07/05            3,850          3,850,000
  Maryland Economic Development Corp. RB
    (Associated Catholic, Inc. Project) Series 2002
    DN (M&T Bank Corp. LOC) (VMIG-1)
    2.73%(b)                                          11/07/05            4,715          4,715,000
  Maryland Economic Development Corp. RB
    (Bindagraphics, Inc. Project) Series 2001 AMT
    DN
    2.75%(b)                                          11/07/05            3,500          3,500,000
  Maryland Economic Development Corp. RB
    (Canusa Hershman Project) Series 2005A AMT
    DN (Mercantile Bank LOC)
    2.77%(b)                                          11/07/05            2,345          2,345,000

                                                                           PAR
                                                       MATURITY           (000)                VALUE
                                                      ----------   ------------------   -------------------
MUNICIPAL BONDS (Continued)
Maryland (continued)
  Maryland Economic Development Corp. RB (Joe
    Corbis Pizza Project) Series 2000 AMT DN (M&T
    Bank Corp. LOC) (A-1)
    2.85%(b)                                          11/01/05          $ 1,250         $1,250,000
  Maryland Economic Development Corp. RB (John
    Schmitz Project) Series 2000E AMT DN (M&T
    Bank Corp. LOC) (A-1+)
    2.75%(b)                                          11/07/05            1,985          1,985,000
  Maryland Economic Development Corp. RB
    (Lithographing Co. Project) Series 2001 AMT DN
    (M&T Bank Corp. LOC) (A-1)
    2.85%(b)                                          11/07/05            2,770          2,770,000
  Maryland Economic Development Corp. RB
    (Mirage-Tucker LLC Facility Project) Series
    2002 DN (M&T Bank Corp. LOC) (VMIG-1)
    2.85%(b)                                          11/07/05            1,300          1,300,000
  Maryland Economic Development Corp. RB
    (Pharmaceutics International Project) Series
    2001A AMT DN (M&T Bank Corp. LOC) (A-1)
    2.85%(b)                                          11/07/05            5,770          5,770,000
  Maryland Economic Development Corp. RB
    (Redrock LLC Facilities Project) Series 2002 DN
    (M&T Bank Corp. LOC) (VMIG-1)
    2.85%(b)                                          11/07/05            2,400          2,400,000
  Maryland Health & Higher Education Facilities
    Authority RB (Doctors Community Hospital
    Project) Series 1997 DN (M&T Bank Corp. LOC)
    (A-1)
    2.65%(b)                                          11/07/05            5,480          5,480,000
  Maryland Health & Higher Education Facilities
    Authority RB (Roland Park Country School
    Project) Series 2001 DN (M&T Bank Corp. LOC)
    (A-1)
    2.75%(b)                                          11/07/05            5,130          5,130,000
  Maryland Health & Higher Educational Facilities
    Authority RB (Pickersgill Project) Series 2005A
    DN (Asset Guaranty, BBT Bank LOC)
    2.72%(b)                                          11/07/05            3,000          3,000,000
  Maryland Industrial Development Financing
    Authority RB (Brass Mill Road Project) Series
    1995 DN (M&T Bank Corp. LOC) (A-1)
    2.75%(b)                                          11/07/05              775            775,000
  Maryland Industrial Development Financing
    Authority RB (Patapsco Association Project)
    Series 1995 DN (M&T Bank Corp. LOC) (A-1)
    2.75%(b)                                          11/07/05            1,000          1,000,000
  Montgomery County Economic Development RB
    (Brooke Grove Foundation, Inc. Project) Series
    1998 DN (M&T Bank Corp. LOC) (A-1)
    2.65%(b)                                          11/07/05            4,430          4,430,000
  Montgomery County Housing Opportunity
    Community Single Family Mortgage RB Series
    2005 DN (Trinity Insurance, Merrill Lynch SBPA)
    (A-1, A-)
    2.79%(b)(c)                                       11/07/05            3,430          3,430,000
  Montgomery County RB (Ivymount School, Inc.
    Facilities Project) Series 2000 DN (M&T Bank
    Corp. LOC) (A-1)
    2.78%(b)                                          11/07/05            2,700          2,700,000
  Prince Georges County RB (Parsons Paper
    Facilities Project) Series 1987 DN (M&T Bank
    Corp. LOC)
    2.85%(b)                                          11/30/05            3,300          3,300,000

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
                                                                              37

                           BLACKROCK LIQUIDITY FUNDS
                            STATEMENT OF NET ASSETS
                              MUNICASH (CONTINUED)

OCTOBER 31, 2005

                                                                            PAR
                                                        MATURITY           (000)                VALUE
                                                       ----------   ------------------   -------------------
MUNICIPAL BONDS (Continued)
Maryland (continued)
  Washington County RB (Conservit, Inc. Facility
    Project) Series 2004 DN (M&T Bank Corp. LOC)
    2.85%(b)                                           11/07/05          $ 2,295         $2,295,000
  Wicomico County Economic Development RB
    (Plymouth Tube Co. Project) Series 1996 AMT
    DN (Bank One N.A. LOC) (VMIG-1)
    2.87%(b)                                           11/07/05            1,300          1,300,000

                                                                                         ==========
                                                                                         74,180,000
                                                                                         ----------
Massachusetts - 4.1%
  Duxbury GO Series 2005 BAN (MIG-1, SP-1+)
    3.25%                                              01/13/06            8,000          8,006,169
  Freetown Lakeville Regional School District GO
    Series 2005 BAN (SP-1+)
    4.25%                                              10/20/06            3,500          3,538,728
  Gill-Montague Regional School District GO Series
    2005 BAN (SP-1+)
    3.62%                                              07/28/06           11,430         11,498,420
  Hopkinton GO Series 2005 BAN (SP-1+)
    4.00%                                              08/09/06            2,880          2,903,901
  Lynnfield GO Series 2005 BAN (SP-1+)
    3.50%                                              03/01/06           11,600         11,625,056
  Massachusetts Developement Finance Agency RB
    (Boston University Project) Series 2002R-1 DN
    (Society General Liquidity Facility)
    2.73%(b)                                           11/07/05           11,200         11,200,000
  Massachusetts Health & Educational Facilities
    Authority RB (Massachusetts Institute of
    Technology Project) Series 2001J-1 DN
    (A-1+, VMIG-1)
    2.66%(b)                                           11/07/05           11,100         11,100,000
  Medford GO Series 2005 BAN (SP-1, MIG-1)
    3.00%                                              01/26/06            5,000          5,002,901
  Milton GO Series 2005 BAN (MIG-1)
    3.25%                                              01/20/06            8,000          8,012,229
  Waltham GO Series 2005 BAN (SP-1+, MIG-1)
    3.00%                                              11/15/05            3,035          3,035,523
  Watertown GO Series 2004 BAN (SP-1+, MIG-1)
    3.00%                                              11/09/05            6,230          6,231,185
  Woburn GO Series 2005 BAN (MIG-1)
    3.00%                                              01/19/06           10,000         10,004,862

                                                                                         ==========
                                                                                         92,158,974
                                                                                         ----------
Michigan - 3.8%
  Cedar Springs Public School District GO Series
    2005 BAN
    3.40%                                              08/22/06            1,400          1,404,167
  Detroit Economic Development Authority RB
    (Wachovia Merlots Trust Receipts) Series
    2001A-90 AMT DN (Wachovia Bank N.A. LOC)
    (VMIG-1)
    2.77%(b)                                           11/07/05            2,500          2,500,000
  Detroit Economic Development Corp. RB (E.H.
    Association Ltd. Project) Series 2002 DN
    (Charter One Bank LOC)
    2.77%(b)                                           11/07/05            1,210          1,210,000
  Detroit Sewer & Disposal Authority RB Series
    2001E MB (FGIC Insurance) (A-1+, MIG-1)
    3.00%                                              07/12/06            4,100          4,100,000
  Hartland School District GO Series 2005 BAN
    3.50%                                              08/24/06            6,805          6,826,357
  Lakeville Community School District GO Series
    2005 BAN
    3.40%                                              06/30/06            2,000          2,007,052

                                                                            PAR
                                                        MATURITY           (000)                VALUE
                                                       ----------   ------------------   -------------------
MUNICIPAL BONDS (Continued)
Michigan (continued)
  Michigan Municipal Bond Authority RB (Detroit
    School District Project) Series 2005-A MB (J.P.
    Morgan Chase Bank LOC)
    3.75%                                              03/21/06          $ 2,500         $2,511,211
  Michigan Municipal Bond Authority RB Series
    2005B-2 MB (J.P. Morgan Chase Bank LOC)
    (SP-1+)
    4.00%                                              08/18/06            5,900          5,949,168
  Michigan Strategic Fund Limited Obligation RB
    (America Group LLC Project) Series 2000 AMT
    DN (Bank One N.A. LOC)
    2.87%(b)                                           11/07/05            3,200          3,200,000
  Michigan Strategic Fund Limited Obligation RB
    (Bayloff Properties Project) Series 1998 AMT
    DN (National City Bank N.A. LOC)
    2.91%(b)                                           11/07/05            1,000          1,000,000
  Michigan Strategic Fund Limited Obligation RB
    (Conway Products Project) Series 2001 AMT DN
    (Comerica Bank N.A. LOC)
    2.85%(b)                                           11/07/05            2,120          2,120,000
  Michigan Strategic Fund Limited Obligation RB
    (G&B Tech LLC Project) Series 2005 AMT DN
    (Huntington Bank LOC)
    3.00%(b)                                           11/07/05            1,700          1,700,000
  Michigan Strategic Fund Limited Obligation RB
    (Hannah Technical Project) Series 2002 AMT DN
    (Comerica Bank N.A. LOC)
    2.85%(b)                                           11/07/05            4,000          4,000,000
  Michigan Strategic Fund Limited Obligation RB
    (K&K Management Co. Project) Series 2000
    AMT DN (Huntington Bank LOC)
    3.00%(b)                                           11/07/05            1,000          1,000,000
  Michigan Strategic Fund Limited Obligation RB
    (Kay Screen Printing, Inc. Project) Series 2000
    AMT DN (Bank One N.A. LOC)
    2.84%(b)                                           11/07/05            2,100          2,100,000
  Michigan Strategic Fund Limited Obligation RB
    (Midwest Glass Fabricators, Inc. Project) Series
    2001 DN (Bank of America N.A. LOC)
    3.00%(b)                                           11/07/05            2,275          2,275,000
  Michigan Strategic Fund Limited Obligation RB
    (PFG Enterprises, Inc. Project) Series 2001 AMT
    DN (Huntington National Bank LOC)
    3.00%(b)                                           11/07/05              570            570,000
  Michigan Strategic Fund Limited Obligation RB
    (Saginaw Production Corp. Project) Series 2001
    AMT DN (Comerica Bank N.A. LOC)
    2.85%(b)                                           11/07/05            2,745          2,745,000
  Michigan Strategic Fund Limited Obligation RB
    (Total Business Systems Project) Series 1998
    AMT DN (Comerica Bank N.A. LOC)
    2.85%(b)                                           11/07/05            2,310          2,310,000
  Michigan Strategic Fund Limited RB (Agritek
    Industries, Inc. Project) Series 2005 DN
    (National City Bank LOC)
    2.85%(b)                                           11/07/05            2,250          2,250,000
  Midland County Economic Development RB
    (Merrill Lynch P-Floats Trust Receipts) Series
    2005-2887 AMT DN (Merrill Lynch & Co. SBPA)
    (AA, F1+)
    2.81%(b)                                           11/07/05           11,045         11,045,000
  Oakland County Economic Development Corp. RB
    (Exhibit Enterprises, Inc. Project) Series 2004
    AMT DN (Commerce Bank LOC)
    2.85%(b)                                           11/07/05            6,135          6,135,000

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
38

                           BLACKROCK LIQUIDITY FUNDS
                            STATEMENT OF NET ASSETS
                              MUNICASH (CONTINUED)

OCTOBER 31, 2005

                                                                           PAR
                                                       MATURITY           (000)                VALUE
                                                      ----------   ------------------   -------------------
MUNICIPAL BONDS (Continued)
Michigan (continued)
  Oakland County Educational Limited Obligation
    RB Series 2000 AMT DN (Bank One N.A. LOC)
    2.81%(b)                                          11/07/05          $ 4,400         $ 4,400,000
  Pinconning Area Schools GO Series 2005 BAN
    3.25%                                             08/18/06            2,150           2,154,145
  Zeeland Hospital Finance Authority RB (Zeeland
    Community Hospital Project) Series 2004 DN
    (Huntington National Bank LOC) (A-1)
    2.85%(b)                                          11/07/05            9,975           9,975,000

                                                                                        ===========
                                                                                         85,487,100
                                                                                        -----------
Minnesota - 0.2%
  Becker IDRB (Plymouth Foam Project) Series
    2004 AMT DN (AmSouth Bancorp. LOC)
    2.90%(b)                                          11/07/05            2,500           2,500,000
  Minneapolis GO (Convention Center Project)
    Series 2002 MB (Aa1)
    4.00%                                             12/01/05              750             750,747
  Plymouth IDRB (Scoville Press, Inc. Project)
    Series 1994 DN (Wells Fargo Bank LOC)
    2.80%(b)                                          11/07/05            1,470           1,470,000

                                                                                        ===========
                                                                                          4,720,747
                                                                                        -----------
Mississippi - 0.3%
  Mississippi Business Finance Corp. RB (Utilities
    Optimization Project) Series 2002A AMT DN
    (Hibernia Bank LOC)
    2.85%(b)                                          11/04/05            1,000           1,000,000
  Mississippi GO Series 2002 MB
    5.00%                                             11/01/05              700             700,000
  Mississippi GO Series 2005-800 MB (Aa3)
    4.00%                                             04/01/06            6,000           6,025,645

                                                                                        ===========
                                                                                          7,725,645
                                                                                        -----------
Missouri - 0.6%
  Bridgeton IDRB (Gold Dust LLC Project) AMT DN
    (Commerce Bank N.A. LOC)
    2.90%(b)                                          11/07/05            1,125           1,125,000
  Kansas City Clearance Redevelopment Authority
    Lease RB Series 1995 MB (FSA Insurance)
    5.90%                                             12/01/05            4,500           4,601,504
  St. Charles County IDRB (Austin Machine Co.
    Project) Series 2003A DN (Bank of America N.A.
    LOC)
    2.85%(b)                                          11/07/05            1,920           1,920,000
  St. Charles County IDRB (Patriot Machine, Inc.
    Project) Series 2002 AMT DN (U.S. Bank N.A.
    LOC)
    2.87%(b)                                          11/07/05            3,355           3,355,000
  St. Louis IDRB Series 2005A DN (M&I Bank LOC)
    2.85%(b)                                          11/07/05            3,480           3,480,000

                                                                                        ===========
                                                                                         14,481,504
                                                                                        -----------
Montana - 0.1%
  Montana Housing Board RB (Wachovia Merlots
    Trust Receipts) Series 2002A-19 AMT DN
    (Wachovia Bank N.A. LOC) (VMIG-1)
    2.77%(b)                                          11/07/05            2,165           2,165,000
                                                                                        -----------
Multi-State - 13.5%
  Charter Mac Equity Issuer Trust RB (Merrill Lynch
    P-Float Trust Receipts) Series 2004-2029 AMT
    DN (Merrill Lynch & Co. Guaranty) (F-1+)
    2.83%(b)(c)                                       11/07/05           27,560          27,560,000

                                                                           PAR
                                                       MATURITY           (000)                VALUE
                                                      ----------   ------------------   -------------------
MUNICIPAL BONDS (Continued)
Multi-State (continued)
  Charter Mac Equity Issuer Trust RB (Merrill Lynch
    P-Float Trust Receipts) Series 2004-2121 AMT
    DN (Merrill Lynch & Co. Guaranty) (F-1+)
    2.83%(b)(c)                                       11/07/05          $20,180         $20,180,000
  Charter Mac Equity Issuer Trust RB (Merrill Lynch
    P-Float Trust Receipts) Series 2004-2437 AMT
    DN (Merrill Lynch & Co. Guaranty) (F-1+)
    2.81%(b)(c)                                       11/07/05           18,250          18,250,000
  Charter Mac Equity Issuer Trust RB (Merrill Lynch
    P-Float Trust Receipts) Series 2004 AMT DN
    (Merrill Lynch & Co. Guaranty) (A-1, VMIG-1)
    2.78%(b)(c)                                       11/07/05            2,500           2,500,000
  Charter Mac Equity Issuer Trust RB (Merrill Lynch
    P-Float Trust Receipts) Series 2005-2508 AMT
    DN (Merrill Lynch & Co. Guaranty) (F-1+)
    2.83%(b)                                          11/07/05            4,270           4,270,000
  Clipper Tax-Exempt Certificates Trust RB
    (Certified Partner Multi-State Project) Series
    2004-11 AMT DN (Bayeriche, FSA Insurance,
    Trinity Guaranty) (VMIG-1)
    2.85%(b)                                          11/07/05           34,065          34,065,000
  Clipper Tax-Exempt Certificates Trust RB
    (Certified Partner Multi-State Project) Series
    2005-31 AMT DN
    2.85%(b)(c)                                       11/07/05           13,740          13,740,000
  Clipper Tax-Exempt Certificates Trust RB
    (Certified Partner Multi-State Project) Series
    2005-7 DN (FGIC & MBIA Insurance, State
    Street Bank & Trust SBPA) (A-1+, VMIG-1)
    2.82%(b)(c)                                       11/07/05           13,400          13,400,000
  Municipal Securities Pool Trust Receipts RB
    Series 2004-17 DN (Multiple Insurances,
    Societe Gernerale SBPA) (A-1+)
    2.85%(b)(c)                                       11/07/05           60,825          60,825,000
  Municipal Securities Pool Trust Receipts RB
    Series 2004-18 DN (Societe General SBPA)
    (A-1+)
    2.85%(b)(c)                                       11/07/05           45,095          45,095,000
  Municipal Securities Pool Trust Receipts RB
    Series 2004-19 DN (AMBAC, FGIC, FSA
    Insurance, Societe Generale SBPA) (A-1+)
    2.85%(b)(c)                                       11/07/05            1,625           1,625,000
  MuniMae Tax Exempt Board Subsidary LLC Series
    2004 AMT DN (Merrill Lynch & Co. Guaranty)
    (A-1)
    2.83%(b)(c)                                       11/07/05           28,530          28,530,000
  MuniMae Tax Exempt Board Subsidiary LLC
    Series 2005 AMT DN (Merrill Lynch & Co.
    Guaranty)
    2.83%(b)(c)                                       11/07/05           22,660          22,660,000
  MuniMae Trust RB (Merrill Lynch P-Float Trust
    Receipts) Series 2002 PT-617 AMT DN (Merrill
    Lynch Capital Services SBPA) (A-1)
    2.79%(b)(c)                                       11/07/05            8,360           8,360,000
  Puttable Floating Option Tax-Exempt Receipts RB
    Series 2005A DN (Merrill Lynch Capital Services
    SBPA) (F-1+)
    2.85%(b)(c)                                       11/07/05            2,300           2,300,000

                                                                                        ===========
                                                                                        303,360,000
                                                                                        -----------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
                                                                              39

                           BLACKROCK LIQUIDITY FUNDS
                            STATEMENT OF NET ASSETS
                              MUNICASH (CONTINUED)

OCTOBER 31, 2005

                                                                              PAR
                                                          MATURITY           (000)                VALUE
                                                         ----------   ------------------   -------------------
MUNICIPAL BONDS (Continued)
Nevada - 0.3%
  Clark County Airport RB (ABN-AMRO Munitops
    Trust Certificates) Series 2005-56 MB (AMBAC
    Insurance, ABN-AMRO Bank N.V. SBPA)
    2.90%(c)                                             03/09/06          $ 4,000         $ 4,000,000
  Las Vegas GO (Limited Sewer Tax Project) Series
    2002B MB
    5.00%                                                01/01/06            2,430           2,438,907

                                                                                           ===========
                                                                                             6,438,907
                                                                                           -----------
New Hampshire - 0.1%
  New Hampshire Business Finance Authority
    Industrial Facilities RB (Felton Brush, Inc.
    Project) Series 1997 AMT DN (KeyBank N.A.
    LOC) (VMIG-1)
    2.84%(b)                                             11/07/05            1,205           1,205,000
  New Hampshire Business Finance Authority
    Industrial Facility RB (JMT Properties LLC
    Project) Series 2002 AMT DN (M&T Bank LOC)
    2.80%(b)                                             11/07/05            1,965           1,965,000

                                                                                           ===========
                                                                                             3,170,000
                                                                                           -----------
New Jersey - 3.3%
  East Rutherford GO Series 2005 BAN (A3)
    3.50%                                                01/18/06           17,941          17,969,723
  Hopewell Township GO Series 2005 BAN
    3.50%                                                03/15/06            2,077           2,080,730
  Middle Township GO Series 2005 BAN
    4.00%                                                07/21/06            6,190           6,241,458
  Middlesex County Improvement Authority RB
    (Woodbridge Township Guaranteed Project)
    Series 2004 MB
    3.50%                                                12/22/05            5,000           5,009,226
  New Jersey Economic Development Authority RB
    (Citibank P-Float Trust Receipts) Series 2004
    ROCS-II-R-309 DN (Assured Guaranty Corp.
    Insurance, Citibank N.A. SBPA) (A-1+)
    2.75%(b)(c)                                          11/07/05            1,100           1,100,000
  New Jersey Economic Development Authority RB
    (Somerset Hills YMCA Project) Series 2003 DN
    (Commerce Bank N.A. LOC)
    2.75%(b)                                             11/07/05              100             100,000
  New Jersey GO Series 2005A TRAN (SP-1, MIG-1)
    4.00%                                                06/23/06           18,130          18,261,182
  Sussex GO Series 2005 BAN
    4.00%                                                06/23/06            8,599           8,650,932
  Vernon Township GO Series 2005 BAN
    3.50%                                                01/13/06           13,398          13,416,991

                                                                                           ===========
                                                                                            72,830,242
                                                                                           -----------
New Mexico - 0.1%
  Dona Ana County IDRB (Merryweath Project)
    Series 1998 AMT DN (First Merit Bank N.A.
    LOC)
    2.98%(b)                                             11/07/05            1,400           1,400,000
                                                                                           -----------
New York - 5.4%
  Lancaster IDRB (Jiffy Tite Co., Inc. Project) Series
    1997 AMT DN (Key Bank N.A. LOC)
    2.84%(b)                                             11/07/05            1,210           1,210,000
  Metropolitan Transportation Authority GO Series
    2005 TECP (AAB Insurance, ABN-AMRO Bank
    LOC) (A-1+, P-1)
    2.63%                                                11/04/05            5,000           5,000,000

                                                                              PAR
                                                          MATURITY           (000)                VALUE
                                                         ----------   ------------------   -------------------
MUNICIPAL BONDS (Continued)
New York (continued)
  New Rochelle School District GO Series 2005A
    TAN
    3.75%                                                06/30/06          $10,000         $10,053,857
  New York City Transitional Finance Authority RB
    (Floating Rate Trust Receipts Project) Series
    2002L-11 DN (VMIG-1)
    2.78%(b)(c)                                          11/07/05           46,900          46,900,000
  New York City Transitional Finance Authority RB
    (Future Tax Secured Project) Series 1998A-1 DN
    (A-1+, VMIG-1)
    2.75%(b)                                             11/07/05           43,980          43,980,000
  New York Power Authority Revenue & General
    Purpose GO Series 1985 MB (A-1+, MIG-1)
    2.80%                                                03/01/06            8,300           8,300,000
  Newburgh Charter Mac Multi-Family Housing RB
    (Merrill Lynch P-Float Trust Receipts) Series
    2041-2504 AMT DN (Merrill Lynch & Co.
    Guaranty)
    2.83%(b)                                             11/07/05            3,220           3,220,000
  Ulster IDRB (Viking Industries, Inc. Project) Series
    1998A AMT DN (KeyBank N.A. LOC)
    2.84%(b)                                             11/07/05            1,465           1,465,000

                                                                                           ===========
                                                                                           120,128,857
                                                                                           -----------
North Carolina - 2.2%
  Buncombe County IDRB (Lustar Dyeing, Inc.
    Project) Series 1998 AMT DN (Wachovia Bank
    N.A. LOC)
    2.85%(b)                                             11/07/05            1,995           1,995,000
  Buncombe County Metropolitan Sewer District
    Sewer System RB Series 2004 DN (XLCA
    Insurance, Bank of America N.A. SBPA)
    (A-1+, VMIG-1)
    2.70%(b)                                             11/07/05            1,500           1,500,000
  Charlotte Water & Sewer System GO Series 2005
    TECP (Wachovia Bank LOC) (F-1+, A-1+)
    2.90%                                                04/26/06            3,650           3,650,000
    2.88%                                                06/08/06            9,300           9,300,000
    3.03%                                                09/18/06            6,500           6,500,000
  Mecklenburg County Industrial Facilities PCRB
    (Peidmont Plastics Project) Series 1997 AMT
    DN (Branch Banking & Trust Co. LOC)
    (Aa3, VMIG-1)
    2.82%(b)                                             11/07/05            1,360           1,360,000
  North Carolina Housing Finance Agency RB
    Series 2005 B-22 AMT MB (UBS Financial
    Services Inc.) (AA, Aa2, A-1+, VMIG-1)
    3.20%                                                11/01/06            4,000           4,000,000
  North Carolina Ports Authority Exempt Facilities
    RB (Wilmington Bulk LLC Project) Series 2001A
    AMT DN (Branch Banking & Trust Co. LOC)
    (VMIG-1)
    2.82%(b)                                             11/07/05            1,310           1,310,000
  Raleigh Durham Airport Authority Airport RB
    (P-Floats Trust Reciepts) Series 2005-100 AMT
    DN (VMIG-1)
    2.78%(b)(c)                                          11/07/05            2,145           2,145,000
  Rutherford County Industrial Facilities PCRB
    (Thieman Metal Technology Project) Series 1998
    AMT DN (Branch Banking & Trust Co. LOC)
    (VMIG-1)
    2.82%(b)                                             11/07/05            1,950           1,950,000

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
40

                           BLACKROCK LIQUIDITY FUNDS
                            STATEMENT OF NET ASSETS
                              MUNICASH (CONTINUED)

OCTOBER 31, 2005

                                                                             PAR
                                                         MATURITY           (000)                VALUE
                                                        ----------   ------------------   -------------------
MUNICIPAL BONDS (Continued)
North Carolina (continued)
  Sampson County Industrial Facilities PCRB
    (Dubose Strapping, Inc. Project) Series 2003
    AMT DN (Wachovia Bank N.A. LOC)
    2.85%(b)                                            11/07/05          $ 2,800         $2,800,000
  Wake County GO Series 2004A MB (Landesbank
    Hessen-Thuringen Girozentrale SBPA)
    (A-1+, MIG-1)
    4.00%                                               04/01/06            7,000          7,036,894
  Wake County Housing Finance Authority RB (Casa
    Melvid Multi Family Housing Project) Series
    2001A AMT DN (SunTrust Bank LOC) (VMIG-1)
    2.80%(b)                                            11/07/05              700            700,000
  Washington County Industrial Facilities PCRB
    (Mackey's Ferry Sawmill, Inc. Project) Series
    1997 AMT DN (Wachovia Bank N.A. LOC) (Aa2)
    2.80%(b)                                            11/07/05            1,470          1,470,000
  Winston-Salem Water & Sewer System RB Series
    2002C DN (Credit Locale de France LOC)
    (A-1+, VMIG-1)
    2.70%(b)                                            11/07/05            2,900          2,900,000

                                                                                          ==========
                                                                                          48,616,894
                                                                                          ----------
North Dakota - 0.5%
  Mercer County Solid Waste Disposal RB (National
    Rural Utilities United Power Project) Series
    1993U AMT MB (National Rural Utilities LOC)
    (A-1, P-1)
    2.90%(b)                                            11/07/05            5,600          5,600,000
  Mercer County Solid Waste Disposal RB (Rural
    Utilities Untied Power Project) Series 1995A
    AMT DN (A-1)
    2.88%(b)                                            11/07/05            2,300          2,300,000
  North Dakota Housing Finance Agency RB Series
    2001A-19 AMT DN (Wachovia Bank N.A. LOC)
    (VMIG-1)
    2.77%(b)(c)                                         11/07/05            2,445          2,445,000

                                                                                          ==========
                                                                                          10,345,000
                                                                                          ----------
Ohio - 5.8%
  American Municipal Power, Inc. GO (Bowling
    Green Projects) Series 2004 BAN
    2.35%                                               12/01/05            2,903          2,903,000
  American Municipal Power, Inc. GO (City of Shelby
    Project) Series 2004 BAN
    2.30%                                               11/17/05            1,625          1,625,000
  American Municipal Power, Inc. GO (Gorsuch
    Station Project) Series 2005A BAN
    2.85%(b)                                            03/31/06            2,500          2,500,000
  American Municipal Power, Inc. GO (Oberlin
    Project) Series 2004 BAN
    2.45%                                               12/08/05            1,200          1,200,000
  American Municipal Power, Inc. GO (Ohio, Inc.
    Project) Series 2004 BAN
    2.00%                                               11/03/05            6,370          6,370,000
  American Municipal Power, Inc. GO (Ohio, Inc.
    Project) Series 2005-2002 BAN
    3.35%                                               11/02/06            2,000          2,000,000
  American Municipal Power, Inc. GO (St. Mary's
    Project) Series 2005 BAN
    3.20%                                               10/05/06              600            600,000
  Ashtabula County IDRB (Brighton Manor, Inc.
    Project) Series 1986 AMT DN (KeyBank N.A.
    LOC)
    2.84%(b)                                            11/07/05            2,300          2,300,000

                                                                             PAR
                                                         MATURITY           (000)                VALUE
                                                        ----------   ------------------   -------------------
MUNICIPAL BONDS (Continued)
Ohio (continued)
  Avon GO (Schneider Court Project) Series 2005
    BAN
    3.40%                                               04/13/06          $   475         $  475,939
  Avon GO Series 2005 BAN
    3.05%                                               04/13/06            1,125          1,126,363
  Butler County GO (Metroparks Lodge Project)
    Series 2005 BAN (MIG-1)
    4.00%                                               06/08/06            1,370          1,379,198
  Butler Hospital Facilities RB (Ucpha, Inc. Project)
    Series 2004 DN (Huntington Capital LOC) (A-1)
    2.85%(b)                                            11/07/05           11,750         11,750,000
  Canton City School District GO Series 2005-6 DN
    (MBIA Insurance) (A-1+)
    2.74%(b)                                            11/07/05            2,200          2,200,000
  Champaign County IDRB (Allied Signal, Inc.
    Project) Series 1998 DN (A-1)
    3.00%(b)                                            11/07/05            1,000          1,000,000
  Cleveland-Cuyahoga County Port Authority
    Educational Facility RB (Laurel School Project)
    Series 2004 DN
    2.77%(b)                                            11/07/05            1,140          1,140,000
  Columbus City School District GO Series
    2004C-29 MB (PSA Insurance, Wachovia Bank
    LOC) (Aaa)
    2.85%(b)(c)                                         04/20/06            3,170          3,170,000
  Columbus Regional Airport Authority RB Series
    2005 DN (U.S. Bank N.A. LOC) (AA1, VMIG-1)
    2.72%(b)                                            11/07/05            1,410          1,410,000
  Cuyahoga County Economic Development RB
    (Berea Children's Home Project) Series 2000
    DN (Huntington National Bank LOC) (VMIG-1)
    2.90%(b)                                            11/07/05            1,025          1,025,000
  Cuyahoga County Economic Development RB
    (Cleveland Botanical Garden Project) Series
    2001 DN (Allied Irish Bank LOC) (VMIG-1)
    2.73%(b)                                            11/07/05              635            635,000
  Cuyahoga County GO (Capital Improvement
    Project) Series 2000 MB
    5.00%                                               12/01/05              410            410,806
  Darke County GO (Real Estate Improvement
    Project) Series 2005 BAN
    4.00%                                               10/11/06            2,200          2,218,088
  Darke County GO Series 2005 BAN
    3.75%                                               01/05/06            1,200          1,202,296
  Defiance County GO Series 2005 MB
    4.00%                                               07/27/06            1,700          1,713,956
  Delaware County Economic Development RB (The
    Columbus Zoological Park Associates, Inc.
    Project) Series 2003 DN (Huntington National
    Bank LOC)
    2.90%(b)                                            11/07/05            1,915          1,915,000
  Delaware County IDRB (Air Waves, Inc. Project)
    Series 1995 DN (KeyBank N.A. LOC)
    2.84%(b)                                            11/07/05              400            400,000
  Erie County IDRB (Brighton Manor Co. Project)
    Series 1986 AMT DN (KeyBank N.A. LOC)
    2.84%(b)                                            11/07/05            4,200          4,200,000
  Franklin County Economic Development RB
    (Dominican Sisters Project) Series 1994 DN
    (Fifth Third Bank N.A. LOC)
    2.77%(b)                                            11/03/05            1,060          1,060,000

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
                                                                              41

                           BLACKROCK LIQUIDITY FUNDS
                            STATEMENT OF NET ASSETS
                              MUNICASH (CONTINUED)

OCTOBER 31, 2005

                                                                           PAR
                                                       MATURITY           (000)                VALUE
                                                      ----------   ------------------   -------------------
MUNICIPAL BONDS (Continued)
Ohio (continued)
  Franklin County Healthcare Facilities RB
    (Heritage Day Health Centers Project) Series
    2002 DN (Huntington National Bank LOC)
    2.80%(b)                                          11/07/05          $   800         $   800,000
  Gahanna GO Series 2005 BAN (MIG-1)
    4.00%                                             10/05/06              850             857,640
  Hamilton County Economic Development RB (Taft
    Museum Project) Series 2002 DN (Fifth Third
    Bank N.A. LOC)
    2.72%(b)                                          11/07/05            1,700           1,700,000
  Huber Heights GO (Water System Improvement
    Project) Series 2005-C BAN
    2.50%                                             11/01/05            1,623           1,623,000
  Huber Heights GO (Water Systems Improvement
    Project) Series 2005 MB
    3.25%                                             11/01/05            5,665           5,665,000
  Licking County GO Series 2005 BAN
    2.90%                                             01/25/06            1,480           1,481,516
  Lucas County Economic Development RB
    (Maumee Valley Country Day School Project)
    Series 1998 AMT DN (American National Bank
    & Trust Co. LOC)
    3.68%(b)                                          11/07/05            1,425           1,425,000
  Lucas County IDRB (Conforming Matrix Corp.
    Project) Series 1999 AMT DN (Sky Bank LOC)
    3.68%(b)                                          11/07/05            1,075           1,075,000
  Mahoning County IDRB (Serra Land Project)
    Series 1997 AMT DN (KeyBank N.A. LOC)
    2.84%(b)                                          11/07/05            1,185           1,185,000
  Montgomery County GO Series 2005 BAN
    3.00%                                             12/01/05            1,605           1,605,877
  Muskingum County GO Series 2004 BAN
    2.59%                                             11/22/05            1,000           1,000,219
  North Canton GO Series 2005 BAN
    4.00%                                             11/07/05              548             552,287
  North Olmstead GO (Capital Improvement Project)
    Series 2005 MB
    3.03%                                             05/03/06            1,750           1,752,132
  Ohio Higher Educational Facility Community RB
    Series 1999 DN (Fifth Third Bank N.A. LOC)
    2.76%(b)                                          11/07/05              185             185,000
  Ohio Higher Educational Facility RB (Cedarville
    University Project) Series 2004 DN (KeyBank
    N.A. LOC)
    2.77%(b)                                          11/07/05            1,020           1,020,000
  Ohio Housing Finance Agency Mortgage RB
    (Merlots Project) Series 2005A-10 AMT MB
    (Wachovia Bank SBPA)
    2.80%                                             06/28/06            7,800           7,800,000
  Ohio Housing Finance Agency Mortgage RB
    (Wachovia Merlots Trust Receipts) Series
    2001A-78 DN (Wachovia Bank N.A. LOC)
    (VMIG-1)
    2.77%(b)(c)                                       11/07/05            1,270           1,270,000
  Ohio Water Development & Solid Waste Facilities
    RB (Pel Technologies LLC Project) Series 2002
    AMT DN (KeyBank N.A. LOC) (VMIG-1)
    2.77%(b)                                          11/07/05            4,000           4,000,000
  Parma Heights GO (Street Improvement Project)
    Series 2005 BAN
    3.25%                                             09/22/06            1,126           1,128,426
  Pataskala GO Series 2005 BAN
    2.95%                                             02/23/06            1,495           1,497,279

                                                                           PAR
                                                       MATURITY           (000)                VALUE
                                                      ----------   ------------------   -------------------
MUNICIPAL BONDS (Continued)
Ohio (continued)
  Pepper Pike City GO Series 2005 BAN
    3.00%                                             06/22/06          $ 1,000         $ 1,001,242
  Sandusky County IDRB (Brighton Manor Co.
    Project) Series 1986 AMT DN (Bank One N.A.
    LOC) (VMIG-1)
    2.84%(b)                                          11/07/05            2,800           2,800,000
  Seneca County GO Series 2004 BAN
    2.35%                                             12/01/05              980             980,237
  Stark County IDRB (Thakar Properties LLC
    Project) Series 2002 AMT DN
    2.81%(b)                                          11/07/05              500             500,000
  Summit County Civic Facility RB (Akron Area
    Electric Junction Project) Series 2001 DN
    2.77%(b)                                          11/07/05              220             220,000
  Summit County IDRB (J&P Capital Project) Series
    2001 AMT DN (Sky Bank LOC)
    3.14%(b)                                          11/07/05            1,660           1,660,000
  Tallamadge Recreation Import GO (Seasongood &
    Mayer LLC Project) Series 2005 MB (First Merit
    Bank N.A. LOC)
    3.25%                                             03/13/06            1,950           1,954,809
  Toledo GO Certificates Trust Series 2004-18 MB
    (FGIC Insurance, State Aid Withholding
    Guaranty, ABN AMRO SBPA) (VMIG-1)
    2.88%(b)                                          03/30/06           11,995          11,995,000
  Trumbull County IDRB (Ellwood Engineered
    Project) Series 2004 AMT DN (KeyBank LOC)
    2.84%(b)                                          11/07/05            1,800           1,800,000
  Union County GO (Memorial Hospital
    Improvements) Series 2005 MB
    3.75%                                             04/11/06            4,075           4,092,483
  University of Cincinatti RB Series 2004 DN
    (AMBAC Insurance, Bayerische Landesbank
    Girozentrale SBPA) (A-1+, VMIG-1)
    2.70%(b)                                          11/07/05              700             700,000
  University of Toledo RB (Societe Generale Trust
    Receipts) Series 2001 SGA-125 DN (FGIC
    Insurance, Societe Generale Liquidity Facility)
    (A-1+)
    2.74%(b)                                          11/07/05              100             100,000
  Vermilion GO Series 2005-2 BAN
    3.25%                                             10/12/06            1,030           1,031,889
  Wood County Economic Development RB (Sun
    Seed Holding Co., Inc. Project) Series 2001A
    AMT DN (Sky Bank LOC)
    3.68%(b)                                          11/07/05              590             590,000
  Wood County IDRB (Hammill Manufacturing
    Project) Series 2001 AMT DN (Sky Bank LOC)
    3.68%(b)                                          11/07/05              630             630,000
  Wood County RB (Toledo YMCA Facilities
    Improvement Project) Series 1998 DN (Sky
    Bank LOC)
    3.68%(b)                                          11/07/05            3,320           3,320,000

                                                                                        ===========
                                                                                        128,928,682
                                                                                        -----------
Oklahoma - 1.5%
  Canadian County Home Financing Authority RB
    (Merrill Lynch P-Float Trust Receipts, Multi
    Family Housing Project) Series 2003 PT-1885
    AMT DN (Merrill Lynch Captial Services SBPA)
    (F-1+, AA-)
    2.83%(b)                                          11/07/05            4,650           4,650,000

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
42

                           BLACKROCK LIQUIDITY FUNDS
                            STATEMENT OF NET ASSETS
                              MUNICASH (CONTINUED)

OCTOBER 31, 2005

                                                                           PAR
                                                       MATURITY           (000)                VALUE
                                                      ----------   ------------------   -------------------
MUNICIPAL BONDS (Continued)
Oklahoma (continued)
  Enid Municipal Authority Sales Tax & Utilities RB
    Series 1996 MB (AMBAC Insurance) (AAA, Aaa)
    5.50%                                             02/01/06          $ 2,350         $2,365,967
  Muskogee Transport Authority IDRB (Metals USA,
    Inc. Project ) Series 1998 AMT DN (Bank One
    N.A. LOC)
    2.84%(b)                                          11/07/05            2,850          2,850,000
  Oklahoma City IDRB Series 1998 AMT DN (Bank
    One N.A. LOC)
    2.84%(b)                                          11/07/05            1,880          1,880,000
  Oklahoma County Finance Authority Multi Family
    Housing RB (Sail Association LLC Project)
    Series 2004 AMT DN (Federal Home Loan Bank
    Guaranty) (A-1+)
    2.80%(b)                                          11/07/05            6,900          6,900,000
  Oklahoma County Independent School District No.
    89 GO Series 2002 AMT MB (AAA, Aaa)
    5.00%                                             02/01/06            3,750          3,770,871
  Oklahoma Development Finance Authority GO
    (ConocoPhillips Co. Project) Series 2003 MB
    (A-2, VMIG-2)
    2.42%                                             12/01/05            9,000          9,000,000
  Oklahoma Development Finance Authority RB
    (ConocoPhillips Co. Project) Series 2002B DN
    (ConocoPhillips Guaranty) (A-2, VMIG-2)
    2.93%(b)                                          11/07/05            2,500          2,500,000

                                                                                        ==========
                                                                                        33,916,838
                                                                                        ----------
Oregon - 1.3%
  Oregon Housing & Community Services RB
    (Merrill Lynch P-Floats Project) Series
    2005-2879 DN (Merrill Lynch Capital Services
    SBPA)
    2.83%(b)                                          11/07/05           24,495         24,495,000
  Portland Airport RB (Merrill Lynch P-Floats Trust
    Receipts) Series 2005-149 AMT DN (Merrill
    Lynch & Co. SBPA, FSA Insurance)
    2.82%(b)                                          11/07/05            4,665          4,665,000

                                                                                        ==========
                                                                                        29,160,000
                                                                                        ----------
Pennsylvania - 3.5%
  Harrisburg Authority School RB (Harrisburg
    Project) Series 2003 DN (AMBAC Insurance,
    Westdeutsche Landesbank Girozentrale
    Liquidity Facility) (A-1+)
    2.70%(b)                                          11/07/05           50,510         50,510,000
  North Pocono School District GO Series 2003-8
    DN (ABN-AMRO Bank N.V. SBPA, FGIC
    Insurance) (F-1+)
    2.74%(b)(c)                                       11/07/05              400            400,000
  Pennsylvania Economic Development Financing
    Authority RB (Sunoco, Inc. Project) Series
    2004A AMT DN (Sunoco, Inc. Guaranty)
    (A-2, P-2)
    2.82%(b)                                          11/07/05            4,400          4,400,000
  Pennsylvania Economic Development Financing
    Authority Waste Water Treatment RB (Sunoco,
    Inc. R&M Project) Series 2004B DN (Sunoco Inc.
    Guaranty) (A-2)
    2.87%(b)                                          11/07/05            8,500          8,500,000
  Pennsylvania Higher Educational Assistance
    Agency Student Loan RB Series 2002A AMT DN
    (FSA Insurance) (A-1+, VMIG-1)
    2.76%(b)                                          11/07/05            1,000          1,000,000

                                                                           PAR
                                                       MATURITY           (000)                VALUE
                                                      ----------   ------------------   -------------------
MUNICIPAL BONDS (Continued)
Pennsylvania (continued)
  Pennsylvania Higher Educational Facilities
    Authority RB (Merrill Lynch P-Float Trust
    Receipts) Series 2004 MT-042 DN (Lloyds Bank
    LOC, Merrill Lynch Capital Services SBPA)
    (F-1+)
    2.76%(b)(c)                                       11/07/05          $    45         $   45,000
  Philadelphia Authority IDRB (Inglis Housing
    Project) Series 1997 MB (Morgan Guaranty
    Trust LOC) (A-1+)
    2.70%                                             01/03/06           13,600         13,598,723

                                                                                        ==========
                                                                                        78,453,723
                                                                                        ----------
South Carolina - 1.7%
  Charleston County School District GO Series 2005
    TAN (MIG-1)
    3.75%                                             04/13/06            5,500          5,519,877
  Greenwood County Exempt Facility IDRB Series
    2004 AMT DN (Fuji Photo Film Co. Guaranty)
    (A-1+)
    2.87%(b)                                          11/07/05            9,700          9,700,000
  Greenwood School District No. 50 GO Series 2005
    MB (AA, Aa1)
    3.00%                                             03/01/06            3,820          3,822,730
  Lancaster County School District GO Series 2005B
    MB (MIG-1)
    3.25%                                             03/01/06            4,750          4,757,133
  Lexington & Richland Counties School District No.
    005 GO Series 2005 MB
    3.00%                                             03/01/06            2,650          2,652,338
  South Carolina GO Series 2001A MB
    5.00%                                             01/01/06              250            250,919
  South Carolina GO Series 2003 MB
    2.50%                                             04/01/06            1,925          1,922,392
  South Carolina Jobs Economic Development
    Authority RB (Ellcon National, Inc. Project)
    Series 1998B AMT DN (Wachovia Bank N.A.
    LOC)
    2.80%(b)                                          11/07/05            1,765          1,765,000
  South Carolina Jobs Economic Development
    Authority RB (Holcim U.S., Inc. Project) Series
    2003 AMT DN (Comercia Bank N.A. LOC) (A-1)
    2.85%(b)                                          11/07/05            6,250          6,250,000
  South Carolina Jobs Economic Development
    Authority RB (Synthetics International, Inc.
    Project) Series 1995 AMT DN (SouthTrust Bank
    LOC)
    2.95%(b)                                          11/07/05              500            500,000

                                                                                        ==========
                                                                                        37,140,389
                                                                                        ----------
South Dakota - 0.0%
  South Dakota Housing Development Authority
    Single Family RB (Merrill Lynch P-Float Trust
    Receipts) Series 2004-907 DN (FGIC Insurance,
    Merrill Lynch & Co. SBPA) (VMIG-1)
    2.79%(b)                                          11/07/05              780            780,000
                                                                                        ----------
Tennessee - 0.8%
  Chattanooga IDRB Series 1997 DN (M&T Bank
    LOC)
    2.84%(b)                                          11/07/05            2,290          2,290,000
  Coffee County IDRB (Comtec Polymers Inc.,
    Project) Series 1997 AMT DN (Bank of America
    LOC)
    2.90%(b)                                          11/07/05              825            825,000

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
                                                                              43

                           BLACKROCK LIQUIDITY FUNDS
                            STATEMENT OF NET ASSETS
                              MUNICASH (CONTINUED)

OCTOBER 31, 2005

                                                                            PAR
                                                        MATURITY           (000)                VALUE
                                                       ----------   ------------------   -------------------
MUNICIPAL BONDS (Continued)
Tennessee (continued)
  Grundy County IDRB (Toyota Seat Project) Series
    2001 AMT DN (Comerica Bank N.A. LOC)
    2.90%(b)                                           11/07/05          $ 3,325         $3,325,000
  Metropolitan Government of Nashville & Davidson
    County IDRB (Family LLC Project) Series 2002
    AMT DN (SunTrust Bank LOC) (F-1+)
    2.80%(b)                                           11/07/05            3,000          3,000,000
  Morristown IDRB (Petoskey Plastic Project) Series
    1999 AMT DN (Comerica Bank N.A. LOC)
    2.90%(b)                                           11/07/05            2,540          2,540,000
  Tennesee GO Series 2005 TECP (A-1+, P-1)
    2.70%                                              12/06/05            7,000          7,000,000

                                                                                         ==========
                                                                                         18,980,000
                                                                                         ----------
Texas - 10.0%
  Alief Independent School District GO Series 2001
    MB (PSF Guaranty)
    5.00%                                              02/15/06            2,095          2,109,411
  Austin Airport Systems RB Series 2000J AMT DN
    (MBIA Insurance, Wachovia Bank N.A. LOC)
    (VMIG-1)
    2.77%(b)                                           11/07/05            3,000          3,000,000
  Austin Housing Financial Corp. RB (Merrill Lynch
    P-Float Trust Receipts) Series 2005 PT-2578
    AMT DN (Merrill Lynch & Co Guaranty)
    2.83%(b)                                           11/07/05           14,755         14,755,000
  Brazos Industrial Development Corp.
    Environmental Facilities RB (ConocoPhillips Co.
    Project) Series 2003 AMT MB (A-2, VMIG-2)
    2.98%                                              08/01/06            9,800          9,800,000
  Coldspring-Oakhurst Independent School District
    GO Series 1996 MB (PSFG Insurance)
    5.25%                                              02/15/06              460            463,398
  Dallas Fort Worth International Airport RB Series
    2003A-34 AMT DN (FSA Insurance, Wachovia
    Bank N.A. LOC) (VMIG-1)
    2.77%(b)                                           11/07/05            4,995          4,995,000
  East Housing Finance Corp. Multi Family RB
    (Merrill Lynch Trust Receipts) Series 2005-PT
    2952 AMT DN (Merrill Lynch & Co. SBPA)
    2.83%(b)                                           11/07/05            4,315          4,315,000
  Gulf Coast Waste Disposal Authority
    Environmental Facilities RB (Air Products
    Project) Series 2004 AMT DN (A-1)
    2.80%(b)                                           11/07/05            5,000          5,000,000
  Gulf Coast IDRB (Cinergy Solutions Project) Series
    2004 AMT DN (Cinergy Co. Guaranty)
    (A-2, VMIG-2)
    2.96%(b)                                           11/07/05           20,900         20,900,000
  Harlingen Waterworks & Sewer System RB Series
    1995 MB (MBIA Insurance) (Aaa, AAA)
    5.25%                                              11/01/05              300            300,000
  Houston Housing Finance Corp. RB (Merrill Lynch
    P-Float Trust Receipts) Series 2004 PT-2101
    AMT DN (Merrill Lynch & Co. Guaranty) (F-1+)
    2.83%(b)(c)                                        11/07/05            4,985          4,985,000
  Houston Housing Finance Corp. RB (Merrill Lynch
    P-Float Trust Receipts) Series 2005 PT-2597
    AMT DN (Merrill Lynch & Co. Guaranty)
    2.83%(b)                                           11/07/05           10,455         10,455,000
  Lower Neches Valley Authority PCRB (Chevron
    USA, Inc. Project) Series 1987 MB
    (Chevron-Texaco Guaranty) (A-1+, P-1)
    2.83%                                              02/15/06            6,725          6,725,000

                                                                            PAR
                                                        MATURITY           (000)                VALUE
                                                       ----------   ------------------   -------------------
MUNICIPAL BONDS (Continued)
Texas (continued)
  Montgomery County IDRB (Sawyer Research
    Products, Inc. Project) Series 1995 AMT DN
    (KeyBank N.A. LOC)
    2.86%(b)                                           11/07/05          $   751         $  751,000
  Municipal Securities Pool Trust Receipts GO
    Series 2005A-234 DN (PSF Guaranty, Bear
    Stearns SBPA) (VMIG-1)
    2.85%(b)(c)                                        11/07/05            7,015          7,015,000
  Northside Independent School District GO (School
    Building Project) Series 2005 MB (Depfa Bank
    SBPA) (A-1+, VMIG-1)
    2.85%                                              06/15/06           11,200         11,200,000
  Panhandle Regional Housing Finance RB Series
    2004 PT-2086 AMT DN (Merrill Lynch & Co.
    Guaranty) (F-1+)
    2.83%(b)                                           11/07/05            3,365          3,365,000
  San Antonio Electric & Gas Systems RB (Jr. Lien
    Project) Series 2004 MB (Banque Nationale de
    Paris SBPA) (A-1+, MIG-1)
    2.20%                                              12/01/05           11,000         11,000,000
  San Marcos IDRB (TB Woods Inc. Project) Series
    1999 AMT DN (M&T Bank LOC)
    2.84%(b)                                           11/07/05            3,000          3,000,000
  South Plains Housing Corp. Single Family RB
    (Wachovia Merlots Trust Receipts) Series
    2002A-11 AMT DN (Government National
    Mortgage Association Guaranty, Wachovia Bank
    SBPA)
    2.77%(b)                                           11/07/05            1,780          1,780,000
  Tarrant County Housing Finance Corporation RB
    (Merrill Lynch P-Floats Trust Reciepts) Series
    2005-3169 AMT DN (Merrill Lynch & Co. SBPA)
    2.83%(b)                                           11/07/05            5,000          5,000,000
  Texas Department of Housing & Community
    Affairs Mulit Family RB (Merrill Lynch P-Float
    Trust Receipts) Series 2005 PT-2968 AMT DN
    2.83%(b)(c)                                        11/07/05            7,495          7,495,000
  Texas Department of Housing & Community
    Affairs Multi Family RB (Merrill Lynch P-Float
    Trust Receipts) Series 2001 PT-1278 AMT DN
    (Merrill Lynch & Co. Guaranty) (A-1+)
    2.83%(b)                                           11/07/05            9,065          9,065,000
  Texas Department of Housing & Community
    Affairs Multi Family RB (Merrill Lynch P-Float
    Trust Receipts) Series 2001 PT-1347 AMT DN
    (Merrill Lynch & Co. Guaranty) (A-1+)
    2.83%(b)                                           11/07/05           10,595         10,595,000
  Texas Department of Housing & Community
    Affairs Multi Family RB (Merrill Lynch P-Float
    Trust Receipts) Series 2003 PT-1868 AMT DN
    (Merrill Lynch & Co. Guaranty) (F-1+)
    2.83%(b)                                           11/07/05            3,970          3,970,000
  Texas Department of Housing & Community
    Affairs Multi Family RB (Merrill Lynch P-Float
    Trust Receipts) Series 2005 PT-2576 AMT DN
    (Merrill Lynch & Co. Guaranty)
    2.83%(b)                                           11/07/05           13,615         13,615,000
  Texas Department of Housing & Community
    Affairs Multi Family RB (Merrill Lynch P-Float
    Trust Receipts) Series 2005 PT-2598 AMT DN
    (Merrill Lynch & Co. Guaranty)
    2.83%(b)                                           11/07/05           13,785         13,785,000

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
44

                           BLACKROCK LIQUIDITY FUNDS
                            STATEMENT OF NET ASSETS
                              MUNICASH (CONTINUED)

OCTOBER 31, 2005

                                                                            PAR
                                                        MATURITY           (000)                VALUE
                                                       ----------   ------------------   -------------------
MUNICIPAL BONDS (Continued)
Texas (continued)
  Texas GO (Veterans Housing Assistance Fund II
    Project) Series 2005B AMT DN (State Street
    Bank SBPA)
    2.83%(b)                                           11/07/05          $10,000         $10,000,000
  Texas Tech University RB (Financing System
    Project) Series 1996 MB
    5.38%                                              02/15/06            3,780           3,807,745
  Travis County Housing Financial Corporation RB
    (Merrill Lynch P-Float Trust Receipts) Series
    2005-2577 DN (Merrill Lynch & Co. Guaranty)
    2.83%(b)(c)                                        11/07/05           13,150          13,150,000
  Victory Street Public Facilities Corporation Multi
    Family RB Series 2003-2059 AMT DN (Merrill
    Lynch & Co. Guaranty) (F-1+)
    2.83%(b)                                           11/03/05            7,300           7,300,000

                                                                                         ===========
                                                                                         223,696,554
                                                                                         -----------
Utah - 0.0%
  Duchesne School District Municipal Building
    Authority Lease RB Series 2005 DN (US
    Bancorp LOC)
    2.75%(b)                                           11/07/05              900             900,000
                                                                                         -----------
Vermont - 0.1%
  Vermont IDRB (Alpine Pipeline Co. Project) Series
    1999 AMT DN (KeyBank N.A. LOC)
    2.84%(b)                                           11/07/05            1,205           1,205,000
                                                                                         -----------
Virginia - 3.9%
  Alexandria IDRB (Goodwin House Project) Series
    2005 DN (Wachovia Bank N.A. LOC) (F-1+)
    2.69%(b)                                           11/07/05           15,805          15,805,000
  Botetourt County IDRB (Altec Industries Project)
    Series 2001 AMT DN (AmSouth Bank of
    Alabama LOC) (A-1)
    2.85%(b)                                           11/07/05            2,600           2,600,000
  Cabell Lifecare Facilities RB (Foster Foundation
    Project) Series 2003 DN (Huntington National
    Bank LOC)
    2.90%(b)                                           11/07/05            4,430           4,430,000
  Norfolk Redevelopment & Housing Authority Multi
    Family Housing RB (Residential Rental Project)
    Series 2003 AMT DN (SunTrust Bank LOC)
    2.85%(b)                                           11/07/05            2,025           2,025,000
  Richmond IDRB (PM Beef Co. Project) Series 1997
    AMT DN (Bank of America N.A. LOC)
    2.85%(b)                                           11/07/05            1,400           1,400,000
  Roanoke GO Series 2004B MB
    3.00%                                              02/01/06            1,680           1,681,530
  Virginia Beach Development Authority Multi
    Family Housing RB (Residential Rental Housing
    Project) Series 2002 AMT DN (Branch Banking
    & Trust Co. LOC)
    2.85%(b)                                           11/07/05            1,720           1,720,000
  Virginia Beach RB (Merrill Lynch P-Float Trust
    Receipts) Series 2005-2505 AMT DN (Merrill
    Lynch & Co. Guaranty) (F-1+)
    2.83%(b)                                           11/07/05            3,745           3,745,000
  Virginia Housing Development Authority RB
    (Commonwealth Mortgage Project) Series
    2005C-C-I AMT DN
    2.90%(b)                                           02/21/06           20,000          20,000,000
  Virginia Housing Development Authority RB
    (Commonwealth Mortgage Project) Series
    2005C-C-II AMT DN
    3.00%(b)                                           11/07/05           13,120          13,120,000

                                                                            PAR
                                                        MATURITY           (000)                VALUE
                                                       ----------   ------------------   -------------------
MUNICIPAL BONDS (Continued)
Virginia (continued)
  Virginia Housing Development Authority RB
    (Commonwealth Mortgage Project) Series
    2005C-C-III AMT MB
    3.03%                                              05/16/06          $20,000         $20,000,000
  Virginia Small Business Financing Authority RB
    (Coastal Development Group Project) Series
    1989 AMT DN (Branch Banking & Trust Co.
    LOC)
    3.00%(b)                                           11/07/05              111             111,000

                                                                                         ===========
                                                                                          86,637,530
                                                                                         -----------
Washington - 2.3%
  Chelan County Public Utility District RB (First
    Union Merlots Trust Receipts) Series 2001B
    AMT DN (MBIA Insurance, Wachovia Bank N.A.
    SBPA) (A-1)
    2.77%(b)                                           11/07/05            4,995           4,995,000
  Pilchuck Public Development Corp. RB (Holden-
    McDaniels Partners Project) Series 1996 AMT
    DN (KeyBank N.A. LOC)
    2.84%(b)                                           11/07/05            1,550           1,550,000
  Port of Seattle RB (Wachovia Merlot Trust
    Receipts) Series 2002B-04 AMT DN (Wachovia
    Bank N.A. LOC) (VMIG-1)
    2.77%(b)                                           11/07/05           13,470          13,470,000
  Port of Seattle RB Series 2003-720 AMT DN (FGIC
    Insurance, Banque Nationale de Paribas SBPA)
    (A-1+)
    2.79%(b)(c)                                        11/07/05            2,500           2,500,000
  Port Seattle RB (Wachovia Merlot Trust Receipts)
    Series 2005-1169 AMT DN (MBIA Insurance,
    Morgan Stanley SBPA) (F-1+)
    2.75%(b)                                           11/07/05            4,778           4,777,500
  Seattle Housing Authority RB (Rainier Vista
    Project Phase I) Series 2003 AMT DN (KeyBank
    N.A. LOC) (A-1)
    2.77%(b)                                           11/07/05           10,350          10,350,000
  Washington Housing Finance Community
    Multi-family Housing RB (Merrill Lynch
    P-Floats Trust Receipts) Series 2005-3054 AMT
    DN (Merrill Lynch Guaranty)
    2.83%(b)                                           11/07/05            8,385           8,385,000
  Yakima County Public Corp. RB (Michelsen
    Packaging Co. Project) Series 2000 AMT DN
    (Bank of America N.A. LOC) (A-1+)
    2.80%(b)                                           11/07/05              695             695,000
  Yakima County RB (Oord Dairy Project) Series
    2004 AMT DN (Key Bank N.A. LOC)
    2.84%(b)                                           11/03/05            4,415           4,415,000

                                                                                         ===========
                                                                                          51,137,500
                                                                                         -----------
West Virginia - 0.1%
  West Virginia State Hospital RB (West Virginia
    Hospital Pooled Financing Program) Series
    2001B-2 DN (Branch Banking & Trust Co. LOC)
    (VMIG-1)
    2.90%(b)                                           11/07/05            1,320           1,320,000
                                                                                         -----------
Wisconsin - 0.9%
  Germantown IDRB (Cambridge Major Labs
    Project) Series 2003 AMT DN (Bank One N.A.
    LOC)
    2.90%(b)                                           11/07/05            5,600           5,600,000

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
                                                                              45

                           BLACKROCK LIQUIDITY FUNDS
                            STATEMENT OF NET ASSETS
                              MUNICASH (CONCLUDED)

OCTOBER 31, 2005

                                                                     PAR
                                                      MATURITY      (000)           VALUE
                                                     ----------   ---------   ----------------
MUNICIPAL BONDS (Continued)
Wisconsin (continued)
  Kohler Village Solid Waste Disposal RB (Kohler
    Project) Series 1997 AMT DN (Wachovia Bank
    N.A. LOC)
    2.80%(b)                                         11/07/05     $4,000      $    4,000,000
  Mequon IDRB (Johnson Level GRW Investment
    Project) Series 1995 AMT DN (Bank One N.A.
    LOC)
    2.84%(b)                                         11/01/05        665             665,000
  New Berlin School District GO Series 2005 BAN
    (MIG-1)
    4.00%                                            02/15/06      5,200           5,216,674
  Oshkosh IDRB (Oskosh Coil Spring Project) Series
    2000A AMT DN (Bank One Wisconsin LOC)
    2.84%(b)                                         11/07/05      2,100           2,100,000
  Wisconsin Health & Educational Facilities RB
    (Pooled Loan Financing Program) Series 2002E
    DN (Associated Bank N.A. LOC) (VMIG-1)
    2.90%(b)                                         11/07/05      2,100           2,100,000

                                                                              ==============
                                                                                  19,681,674
                                                                              --------------
Wyoming - 1.0%
  Cheyenne IDRB (Grobet File Co., Inc. Project)
    Series 2001 AMT DN (National City Bank N.A.
    LOC)
    2.81%(b)                                         11/07/05      2,400           2,400,000
  Green River RB (Rhone-Poulenc LP Project)
    Series 1994 AMT DN (Fleet National Bank LOC)
    (VMIG-1)
    2.95%(b)                                         11/07/05     11,400          11,400,000
  Lincoln County PCRB (Amoco Project) Series 1983
    MB (ExxonMobil Guaranty)
    2.85%                                            04/01/06      7,600           7,600,000

                                                                              ==============
                                                                                  21,400,000
                                                                              --------------
TOTAL MUNICIPAL BONDS
  (Cost $2,181,962,792)                                                        2,181,962,792
                                                                              --------------
TOTAL INVESTMENTS IN SECURITIES -  98.4%
  (Cost $2,204,962,792(a))                                                     2,204,962,792
OTHER ASSETS IN EXCESS OF
  LIABILITIES - 1.6%                                                              35,803,928
                                                                              --------------
NET ASSETS -  100.0%
  (Equivalent to $1.00 per share
  based on 2,181,700,963
  Institutional Shares, 59,330,928
  Dollar Shares, 2,161 Bear
  Stearns Premier Choice Shares
  and 2,154 Bear Stearns Premier
  Shares outstanding)                                                         $2,240,766,720
                                                                              ==============

                                             VALUE
                                          -----------
NET ASSET VALUE, OFFERING AND
  REDEMPTION PRICE PER
  INSTITUTIONAL SHARE
  ($2,181,441,210/2,181,700,963)            $  1.00
                                            =======
NET ASSET VALUE, OFFERING AND
  REDEMPTION PRICE PER
  DOLLAR SHARE
        ($59,321,195/59,330,928)            $  1.00
                                            =======
NET ASSET VALUE, OFFERING AND
  REDEMPTION PRICE PER
  BEAR STEARNS PREMIER CHOICE SHARE
                  ($2,160/2,161)            $  1.00
                                            =======
NET ASSET VALUE, OFFERING AND
  REDEMPTION PRICE PER
  BEAR STEARNS PREMIER SHARE
                  ($2,155/2,154)            $  1.00
                                            =======

-------------------

 (a)  Cost for Federal income tax purposes is $2,205,000,919.
 (b)  Rates shown are the rates as of October 31, 2005 and maturities shown are the next interest readjustment date or the date the principal owed can be recovered through demand.
 (c)  Security exempt from registration under Rule 144A of the Securities Act of
      1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional investors. As of
      October 31, 2005, the Fund held 16.6% of its net assets, with a current market value of $372,286,000, in securities restricted as to resale.
 (d)  Illiquid Security. As of October 31, 2005, the Fund held 0.6% of its net assets, with a current market value of $14,200,000 in these securities.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
46

                           BLACKROCK LIQUIDITY FUNDS
                            SCHEDULE OF INVESTMENTS
                             CALIFORNIA MONEY FUND

OCTOBER 31, 2005

                                                                             PAR
                                                         MATURITY           (000)                VALUE
                                                        ----------   ------------------   -------------------
MUNICIPAL BONDS - 100.0%
California - 94.8%
  ABAG Finance Authority Non-Profit Corp. RB
    (Lease Revenue Pass-Through Obligation)
    Series 2003A DN (Societe Generale LOC) (A-1+)
    2.80%(b)                                            11/07/05          $ 1,845         $1,845,000
  ABN AMRO Munitops Certificates Trust RB (ABN
    AMRO Bank SBPA) Series 2005-26 MB
    (CIFG-TCRS Credit Support) (F-1+)
    2.75%                                               12/08/05           24,995         24,995,000
  Adelanto Public Utilities Authority RB (Utilities
    Systems Project) Series 2005A DN (Kredietbank
    LOC) (A-1+, VMIG-1)
    2.70%(b)                                            11/01/05            7,000          7,000,000
  Alameda-Contra Costa Schools Financing
    Authority COP (Capital Improvement Financing
    Projects) Series 1997F DN (Kredietbank N.V.
    LOC) (A-1+)
    2.82%(b)                                            11/07/05              500            500,000
  Alameda-Contra Costa Schools Financing
    Authority COP (Capital Improvement Financing
    Projects) Series 2005M DN (Bank of Nova Scotia
    LOC) (A-1+)
    2.77%(b)                                            11/07/05            1,800          1,800,000
  Bear Stearns Municipal Securities Trust
    Certificates RB (228 Trust Certificates) Series
    2005A DN (FSA Insurance, Bear Stearns Capital
    Markets Liquidity Facility) (VMIG-1)
    2.85%(b)(c)                                         11/07/05            9,755          9,755,000
  Bear Stearns Securities Trust Certificates GO
    Series 2002A-9042 DN (MBIA Insurance, Bear
    Stearns Capital Markets Liquidity Facility) (A-1)
    2.70%(b)(c)                                         11/07/05            3,530          3,530,000
  Beaumont Utilities Authority RB (Waste Water
    Enterprise Project) Series 2001A DN (Union
    Bank of California & CALSTERS LOC) (A-1+)
    2.74%(b)                                            11/07/05            8,875          8,875,000
  California Communities Housing & Finance
    Agency RB (Lease Revenue Pass-Through
    Obligation Project) Series 2001A DN (Societe
    Generale LOC) (A-1+)
    2.80%(b)                                            11/07/05            4,000          4,000,000
  California Department of Water Resource Power
    Supply RB Series 2002 DN (Credit Locale de
    France LOC) (A-1+, VMIG-1)
    2.68%(b)                                            11/07/05            1,200          1,200,000
  California Department of Water Resource Power
    Supply RB Series 2002B-2 DN (Banque
    Nationale de Paribas LOC) (A-1+, VMIG-1)
    2.81%(b)                                            11/01/05            1,680          1,680,000
  California Department of Water Resource Power
    Supply RB Series 2002C-12 DN (Landesbank
    Hessen-Thuringen Girozentrale LOC)
    (A-1+, VMIG-1)
    2.62%(b)                                            11/07/05            3,350          3,350,000
  California Department of Water Resource Power
    Supply RB Series 2002C-4 DN (Morgan
    Guaranty Trust LOC) (A-1+, VMIG-1)
    2.74%(b)                                            11/07/05           34,100         34,100,000
  California Department of Water Resource Power
    Supply RB Series 2002C-6 DN (Kredietbank
    LOC) (A-1+, VMIG-1)
    2.74%(b)                                            11/07/05           20,000         20,000,000
  California Department of Water Resource Power
    Supply RB Series 2002C-7 DN (FSA Insurance,
    Dexia Credit SBPA) (A-1+, VMIG-1)
    2.68%(b)                                            11/07/05            4,850          4,850,000

                                                                             PAR
                                                         MATURITY           (000)                VALUE
                                                        ----------   ------------------   -------------------
MUNICIPAL BONDS (Continued)
California (continued)
  California Department of Water Resources Power
    Supply RB Series 2002B-3 DN (Bank of New
    York LOC) (A-1+, VMIG-1)
    2.67%(b)                                            11/01/05          $ 6,000         $6,000,000
  California Department of Water Resources Power
    Supply RB Series 2002B-4 DN (Bayerische
    Landesbank Girozentrale LOC) (A-1+, VMIG-1)
    2.68%(b)                                            11/01/05            6,025          6,025,000
  California Department of Water Resources Power
    Supply RB Series 2002C-17 DN (Bank of New
    York & CALSTERS LOC) (A-1+, VMIG-1)
    2.70%(b)                                            11/07/05            3,450          3,450,000
  California Department of Water Resources Power
    Supply RB Series 2002C-5 DN (Credit Locale de
    France LOC) (A-1+, VMIG-1)
    2.74%(b)                                            11/07/05           10,650         10,650,000
  California Department of Water Resources Power
    Supply RB Series 2003-PT 759 DN (MBIA
    Insurance, Landesbank-Hessen SBPA)
    (A-1+, VMIG-1)
    2.72%(b)                                            11/07/05            9,700          9,700,000
  California Economic Recovery GO Series
    2005-1098 DN (Morgan Stanley Municipal
    Liquidity Facility) (Aa3, VMIG-1)
    2.69%(b)                                            11/07/05            4,055          4,055,000
  California Economic Recovery RB Series 2004C-20
    DN (XLCA Insurance, Dexia Credit Local SBPA)
    (VMIG-1)
    2.74%(b)                                            11/07/05           26,755         26,755,000
  California Economic Recovery RB Series 2004C-21
    DN (XLCA Insurance, Dexia Credit Local SBPA)
    (A-1+, VMIG-1)
    2.68%(b)                                            11/07/05            3,400          3,400,000
  California Educational Facilities Authority RB (Art
    Center Design College Project) Series 2002A
    DN (M&T Bank Corp. SBPA) (VMIG-1)
    2.77%(b)                                            11/07/05            3,645          3,645,000
  California Educational Facilities Authority RB
    (Pomona College Project) Series 2005B DN
    (A-1+, VMIG-1)
    2.68%(b)                                            11/07/05            2,000          2,000,000
  California GO (ABN-AMRO Munitops Trust
    Certificates) Series 2003 DN (AMBAC
    Insurance, ABN-AMRO Bank N.V. SBPA )
    (VMIG-1, F-1+)
    2.73%(b)                                            11/07/05            6,000          6,000,000
  California GO (Municipal Securities Trust
    Receipts) Series 1997 SGA-54 DN (AMBAC
    Insurance, Societe Generale SBPA) (A-1+)
    2.70%(b)                                            11/07/05            5,450          5,450,000
  California GO (University Daily Kindergarten
    Project) Series 2002B-5 DN (State Street Bank
    & Trust Co. LOC) (A-1+, VMIG-1)
    2.66%(b)                                            11/07/05            3,200          3,200,000
  California GO (University Daily Kindergarten
    Project) Series 2004 DN (State Street Bank &
    Trust Co. LOC) (A-1+, VMIG-1)
    2.67%(b)                                            11/01/05            2,000          2,000,000
  California GO (University Daily Kindergarten
    Project) Series 2004B-3 DN (State Street Bank
    & Trust Co. LOC) (A-1+, VMIG-1)
    2.66%(b)                                            11/01/05            3,000          3,000,000

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
                                                                              47

                           BLACKROCK LIQUIDITY FUNDS
                            SCHEDULE OF INVESTMENTS
                       CALIFORNIA MONEY FUND (CONTINUED)

OCTOBER 31, 2005

                                                                             PAR
                                                         MATURITY           (000)                VALUE
                                                        ----------   ------------------   -------------------
MUNICIPAL BONDS (Continued)
California (continued)
  California GO (Wachovia Merlots Trust Receipts)
    Series 2002A-47 DN (MBIA Insurance, Wachovia
    Bank N.A. LOC) (VMIG-1)
    2.71%(b)                                            11/07/05          $ 6,425         $ 6,425,000
  California GO Series 1997 SG-91 DN (FGIC
    Insurance, Societe Generale LOC) (A-1+)
    2.72%(b)                                            11/07/05           10,120          10,120,000
  California GO Series 2002 DN (XLCA Insurance,
    Morgan Stanley Dean Witter Liquidity Facility)
    (VMIG-1)
    2.69%(b)                                            11/07/05            3,855           3,855,000
  California GO Series 2003A-2 DN (West LB, J.P.
    Morgan Chase LOC) (A-1+, VMIG-1)
    2.68%(b)                                            11/01/05           33,000          33,000,000
  California GO Series 2003C-1 DN (Landesbank
    Hessen-Thuringen Girozentrale LOC)
    (A-1, VMIG-1)
    2.67%(b)                                            11/07/05            3,000           3,000,000
  California GO Series 2004-Pt-990 DN (MBIA
    Insurance) (BNP Paribas SBPA) (F-1+)
    2.72%(b)                                            11/07/05            6,700           6,700,000
  California GO Series 2005 ROC-RR-II-R-2185 DN
    (AMBAC Insurance, Citigroup Global Marketing
    Liquidity Facility) (VMIG-1)
    2.72%(b)                                            11/07/05            3,060           3,060,000
  California Health Facilities Financing Authority RB
    (Catholic Healthcare West Project) Series
    1988B DN (MBIA Insurance, Morgan Guaranty
    Trust SBPA) (A-1+, VMIG-1)
    2.69%(b)                                            11/07/05            2,000           2,000,000
  California Health Facilities Financing Authority RB
    Series 1999 PA-587 DN (Merrill Lynch Capital
    Services Guaranty) (A-1+)
    2.76%(b)                                            11/07/05           11,000          11,000,000
  California Health Facilities Financing Authority RB
    Series 2002-591 DN (Morgan Stanley Liquidity
    Facility) (A-1+)
    2.73%(b)                                            11/07/05            8,700           8,700,000
  California Infrastructure & Economic
    Development Bank RB (Academy of Motion
    Pictures Arts & Science Project) Series 2002 DN
    (AMBAC Insurance, J.P. Morgan Chase LOC)
    (A-1+, VMIG-1)
    2.67%(b)                                            11/07/05            2,500           2,500,000
  California Infrastructure & Economic
    Development Bank RB (J. Paul Getty Trust
    Project) Series 2003B MB (J. Paul Getty Trust
    Guaranty) (A-1+, MIG-1)
    2.25%(b)                                            02/02/06            5,750           5,749,269
  California School Cash Reserve Program
    Authority RB Series 2005A TRAN (AMBAC 10%
    Guaranty) (SP-1+, MIG-1)
    4.00%                                               07/06/06            3,250           3,279,999
  California State Commercial Paper Series 2005
    MB (Bank of Nova Scotia LOC) (A-1, P-1)
    2.65%                                               12/06/05           15,000          15,000,000
  California State Commercial Paper Series 2005
    MB (Credit Locale de France LOC) (A-1, P-1)
    2.73%                                               12/07/05           10,000          10,000,000
  California State Commerical Paper Series 2005
    MB (Multiple LOC's) (A-1, P-1)
    2.62%                                               11/09/05           20,000          20,000,000
    2.62%                                               12/05/05           12,000          12,000,000
    2.64%                                               12/07/05           10,000          10,000,000

                                                                             PAR
                                                         MATURITY           (000)                VALUE
                                                        ----------   ------------------   -------------------
MUNICIPAL BONDS (Continued)
California (continued)
  California Statewide Communities Development
    Authority Multi-Family RB (Merrill Lynch
    P-Float Trust Receipts) Series 2000 PT-1268 DN
    (Merrill Lynch & Co. Guaranty) (A-1+)
    2.76%(b)                                            11/07/05          $10,000         $10,000,000
  California Statewide Communities Development
    Authority RB (Archer School For Girls,
    Incorporated) Series 2005 DN (Allied Irish Bank
    PLC LOC) (VMIG-1)
    2.68%(b)                                            11/03/05            6,235           6,235,000
  California Statewide Communities Development
    Authority RB (Plan Nine Partners Project)
    Series 2005A DN (Union Bank of California LOC)
    (A-1)
    2.73%(b)                                            11/07/05            6,415           6,415,000
  California Statewide Financing Authority for
    Tobacco Settlement RB (Merrill Lynch P-Float
    Trust Receipts) Series 2005 PA-1287 DN
    (Merrill Lynch & Co. Guaranty, Merrill Lynch
    Capital Services SBPA) (F-1+)
    2.78%(b)                                            11/07/05            2,500           2,500,000
  Clovis County Unified School District GO (Merrill
    Lynch P-Float Trust Receipts) Series
    2005-PZ-42 DN (FGIC Insured, Merrill Lynch
    Capital Services SBPA) (AAA, F-1+)
    2.78%(b)                                            11/07/05            1,330           1,330,000
  Fontana Public Financing Authority for Tax
    Allocation RB (Putters Project) Series 2005-707
    DN (AMBAC Insurance, J.P. Morgan Chase Bank
    Liquidity Facility) (A-1+)
    2.73%(b)                                            11/07/05            1,995           1,995,000
  Foothill-De Anza Community College GO Series
    2000Y DN (Wachovia Bank N.A. LOC) (VMIG-1)
    2.71%(b)                                            11/07/05            8,175           8,175,000
  Glendale Hospital RB Series 2002-590 DN
    (Morgan Stanley Group LOC) (A-1+)
    2.73%(b)                                            11/07/05            8,100           8,100,000
  Golden State Tobacco Securitization Corp. RB
    (Merrill Lynch P-Float Trust Receipts) Series
    2004 PA-1236 DN (Merrill Lynch & Co.
    Guaranty, Merrill Lynch Capital Services SBPA)
    (F-1+)
    2.78%(b)(c)                                         11/07/05            2,200           2,200,000
  Golden State Tobacco Securitization Corp. RB
    (Merrill Lynch P-Float Trust Receipts) Series
    2004 PA-1237 DN (Merrill Lynch & Co.
    Guaranty, Merrill Lynch Capital Services SBPA)
    (F-1+)
    2.78%(b)                                            11/07/05            2,740           2,740,000
  Golden State Tobacco Securitization Corp. RB
    (Tobacco Settlement Rocs PR II 411Ce) Series
    2005 DN (Citibank LOC) (VMIG-1)
    2.75%(b)(c)                                         11/07/05           12,500          12,500,000
  Golden State Tobacco Settlement Securitization
    Corp. RB (Merrill Lynch P-Float Trust Receipts)
    Series 2004 PT-2338 DN (Merrill Lynch Capital
    Services SBPA) (F1+)
    2.78%(b)                                            11/07/05            2,905           2,905,000
  Golden State Tobacco Settlement Securitization
    Corp. RB Series 2004 ROC-RR-II-285X DN
    (Citibank Liquidity Facility, XLCA Insurance)
    (AAA)
    2.75%(b)                                            11/03/05            4,995           4,995,000

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
48

                           BLACKROCK LIQUIDITY FUNDS
                            SCHEDULE OF INVESTMENTS
                       CALIFORNIA MONEY FUND (CONTINUED)

OCTOBER 31, 2005

                                                                             PAR
                                                         MATURITY           (000)                VALUE
                                                        ----------   ------------------   -------------------
MUNICIPAL BONDS (Continued)
California (continued)
  Golden State Tobacco Settlement Securitization
    Corp. RB Series 2004 ROC-RR-II-287X DN
    (Citibank Liquidity Facility) (A-1+)
    2.75%(b)                                            11/03/05          $ 3,540         $3,540,000
  Irvine Improvement Board Act of 1915
    (Assessment District No. 87-8) Special
    Assessment Limited Obligation RB Series 1999
    DN (Kredietbank LOC) (A-1, VMIG-1)
    2.66%(b)(d)                                         11/01/05            1,167          1,167,000
  Irvine Public Facilities & Infrastructure Authority
    Lease RB (Capital Improvement Project) Series
    1985 DN (State Street Bank & Trust Co. LOC)
    (VMIG-1)
    2.68%(b)                                            11/07/05            1,330          1,330,000
  Los Angeles County Public Works Finance
    Authority Lease RB Series 2000J DN (AMBAC
    Insurance, Wachovia Bank N.A. LOC) (VMIG-1)
    2.71%(b)                                            11/07/05            5,000          5,000,000
  Los Angeles TRAN Series 2005 MB (SP-1+, MIG-1)
    4.00%                                               06/30/06           11,000         11,093,277
  Los Angeles Unified School District GO
    (ABN-AMRO Munitops Trust Certificates) Series
    1999C DN (MBIA Insurance, ABN-AMRO Bank
    N.V. SBPA) (VMIG-1)
    2.71%(b)(c)                                         11/07/05            1,500          1,500,000
  Los Angeles Unified School District GO Series
    1997E DN (MBIA Insurance, Wachovia Bank
    N.A. LOC) (VMIG-1)
    2.71%(b)                                            11/07/05            4,975          4,975,000
  Los Angeles Unified School District GO Series
    2005 ROC-RR-II-R-390 DN (MBIA Insurance,
    Citibank N.A. LOC) (VMIG-1)
    2.72%(b)                                            11/07/05           10,000         10,000,000
  Los Angeles Unified School District GO Series
    2005 ROC-RR-II-R-391 DN (FGIC Insurance,
    Citibank N.A. LOC) (VMIG-1)
    2.72%(b)                                            11/07/05            5,000          5,000,000
  Los Angeles Wastewater Systems RB Series
    2002A DN (FGIC Insurance, Bank of America
    N.A. Liquidity Facility) (A-1+)
    2.72%(b)                                            11/07/05            5,000          5,000,000
  Los Angeles Wastewater Systems Subordinate RB
    Series 2001A DN (FGIC Insured) (A-1+, MIG-1)
    2.15%(b)                                            11/07/05            6,000          6,000,000
  Los Angeles Water & Power RB (Power Systems
    Project) Series 2002A-3 DN (National Australia
    Bank, Lloyds Bank & Fortis Bank SPBA)
    (A-1+, VMIG-1)
    2.66%(b)                                            11/07/05            2,100          2,100,000
  Madera Financing Authority RB Series 2005A DN
    (Credit Locale de France LOC) (A-1+)
    2.70%(b)                                            11/01/05            2,000          2,000,000
  Metropolitan Water District of Southern California
    Waterworks RB Series 2003C-1 DN (Dexia
    Credit LOC) (A-1+, VMIG-1)
    2.63%(b)                                            11/07/05            7,200          7,200,000
  Metropolitan Water District of Southern California
    Waterworks RB Series 2004C DN (Credit Locale
    de France LOC) (A-1+, VMIG-1)
    2.65%(b)                                            11/07/05            1,995          1,995,000
  Metropolitan Water District of Southern California
    Waterworks RB Series 2005B-2 DN (Citibank
    LOC) (A-1+, VMIG-1, F-1+)
    2.74%(b)                                            11/07/05            3,700          3,700,000

                                                                             PAR
                                                         MATURITY           (000)                VALUE
                                                        ----------   ------------------   -------------------
MUNICIPAL BONDS (Continued)
California (continued)
  Northern California Power Agency Public Power
    RB Series 2003-836 DN (MBIA Insurance,
    Morgan Stanley Liquidity Facility) (VMIG-1)
    2.69%(b)                                            11/07/05          $ 5,495         $5,495,000
  Northern California Power Agency RB
    (Hydroelectric No. 1 Project ) Series 2002B DN
    (Westdeutsche Landesbank Girozentrale LOC)
    (A-1+)
    2.66%(b)                                            11/07/05            2,200          2,200,000
  Orange County Transportation Authority Toll Road
    RB (Express Lanes Project) Series 2003B-1 DN
    (Kredietbank N.V. LOC) (A-1+, VMIG-1, F-1)
    2.70%(b)                                            11/07/05            3,500          3,500,000
  Pacific Housing & Finance Agency RB (Lease
    Revenue Pass-Through Obligation) Series
    2001A DN (Societe Generale LOC) (A-1+)
    2.80%(b)                                            11/07/05            3,500          3,500,000
  Pleasant Valley School District of Ventura County
    GO (Merrill Lynch P-Float Trust Receipts)
    Series 2005 PT-2783 DN (MBIA Insurance,
    Dexia Credit Local SBPA) (A-1+, AAA)
    2.72%(b)(c)                                         11/07/05            5,915          5,915,000
  Pleasanton Certificates of Participation RB
    (Assisted Living Facilities Financing) Series
    2005 DN (Citibank LOC) (A-1+)
    2.70%(b)                                            11/07/05            2,500          2,500,000
  Puttable Floating Option Tax-Exempt Receipts RB
    Series 2005A-PZP-005 DN (Merrill Lynch & Co.
    Liquidity Facility) (AAA, F-1+)
    2.80%(b)                                            11/07/05            6,470          6,470,000
  Puttable Floating Option Tax-Exempt Receipts RB
    Series 2005A-PZP-009 DN (Merrill Lynch
    Capital Services SBPA, FGIC Insurance) (F-1+)
    2.80%(b)                                            11/07/05            9,000          9,000,000
  Puttable Floating Option Tax-Exempt Receipts RB
    Series 2005A-PZP-2 DN (Merrill Lynch Capital
    Services SBPA) (AAA, F-1+)
    2.85%(b)                                            11/07/05            3,045          3,045,000
  Puttable Floating Option Tax-Exempt Receipts RB
    Series 2005-PZP-03 DN (Multiple Insurers,
    Merrill Lynch & Co. Inc. SBPA) (AAA, F-1+)
    2.80%(b)                                            11/07/05            3,455          3,455,000
  Sacramento City Unified School District GO Series
    2004 TRAN (MIG-1)
    3.50%                                               11/30/05            3,250          3,253,667
  Sacramento County Sanitation District Financing
    Authority RB Series 2005 ROC-RR-II-R-2209 DN
    (MBIA Insurance, Citigroup Global Market
    Liquidity Facility) (VMIG-1)
    2.72%(b)                                            11/07/05            2,230          2,230,000
  Sacramento Municipal Utilities District RB
    (ABN-AMRO Munitops Trust Certificates) Series
    2003-17 DN (MBIA Insurance, ABN-AMRO Bank
    N.V. SBPA) (VMIG-1)
    2.73%(b)                                            11/07/05           11,835         11,835,000
  Sacramento Municipal Utility District RB (Macon
    Trust Certificates) Series 2002M DN (AMBAC
    Insurance, Kredietbank N.V. LOC) (A-1+)
    2.72%(b)                                            11/07/05            3,975          3,975,000
  Sacramento Unified School District GO
    (ABN-AMRO Munitops Trust Certificates) Series
    2002-9 MB (MBIA Insurance, ABN-AMRO Bank
    N.V. SBPA) (MIG-1, F-1+)
    2.86%(b)                                            11/23/05           12,485         12,485,000

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
                                                                              49

                           BLACKROCK LIQUIDITY FUNDS
                            SCHEDULE OF INVESTMENTS
                       CALIFORNIA MONEY FUND (CONCLUDED)

OCTOBER 31, 2005

                                                                             PAR
                                                         MATURITY           (000)                VALUE
                                                        ----------   ------------------   -------------------
MUNICIPAL BONDS (Continued)
California (continued)
  San Diego County & School District GO
    (Partnership Notes) Series 2005A TRAN
    (SP-1+, MIG-1)
    4.00%                                               07/14/06          $ 6,000         $  6,057,962
  San Diego Public Facilities Financing Authority
    Lease RB (Merrill Lynch P-Float Trust Receipts)
    Series 2002 PPT-1002C DN (Kredietbank LOC)
    (A-1)
    2.75%(b)                                            11/07/05           10,000           10,000,000
  San Francisco City & County Public Utilities RB
    (Commission for Clean Water Project) Series
    2003A DN (MBIA Insurance, Wachovia Bank
    N.A. LOC) (VMIG-1)
    2.71%(b)(c)                                         11/07/05            3,190            3,190,000
  San Francisco County Transportation Municipal
    Commercial Paper Series 2005 MB
    (Landesbank Baden-Wuerttemberg LOC)
    (A-1+, P-1)
    2.60%                                               11/04/05            6,250            6,250,000
  Santa Barbara County GO Series 2005A TRAN
    (SP-1+)
    4.00%                                               07/25/06            5,000            5,048,584
  Southern California Public Power Authority RB
    (Power Project Rocs Rr II R 374) Series 2005 DN
    (FSA Insurance, Citibank N.A. Liquidity Facility)
    (VMIG-1)
    2.72%(b)(c)                                         11/07/05            6,245            6,245,000
  Southern California Public Power Authority RB
    (San Juan Power Project) Series 2002 DN (FSA
    Insurance, Wachovia Bank N.A. LOC) (VMIG-1)
    2.71%(b)(c)                                         11/07/05            4,165            4,165,000
  Tahoe Forest Hospital District RB (Health Facility
    Project) Series 2002 DN (U.S. Bank N.A. LOC)
    (VMIG-1)
    2.70%(b)                                            11/01/05            5,700            5,700,000
  Tobacco Settlement Financing Corp. RB (Merrill
    Lynch P-Float Trust Receipts) Series 2005
    PA-1288 DN (Merrill Lynch Capital Services
    SBPA) (F-1+)
    2.79%(b)                                            11/07/05            2,000            2,000,000
  Vista Unified School District GO (Bear Stearns
    Unified Trust Certificates) Series 2002A-9041
    DN (FSA Insurance, Bear Stearns Capital
    Markets Liquidity Facility) (A-1)
    2.70%(b)                                            11/07/05            8,600            8,600,000
  Watereuse Finance Authority RB Series 1998 DN
    (FSA Insurance, Depfa Bank SBPA) (A-1, Aaa)
    2.74%(b)                                            11/07/05            3,575            3,575,000
  West Covina Unified School District GO Series
    2003-03-23 DN (MBIA Insurance, Banque
    Nationale de Paris Liquidity Facility) (VMIG-1)
    2.72%(b)                                            11/07/05            6,855            6,855,000
  Yosemite Community College District GO (Eagle
    Tax Exempt Trust Receipts) Series 2005A DN
    (FGIC Insurance, Citibank Liquidity Facililty)
    (A-1+, AAA)
    2.72%(b)                                            11/07/05            5,840            5,840,000

                                                                                          ============
                                                                                           683,274,758
                                                                                          ------------
Puerto Rico - 5.2%
  Commonwealth of Puerto Rico Electric Power
    Authority RB (Goldman Sachs Trust Receipts)
    Series 2002-1 DN (MBIA Insurance, Bank of
    New York SBPA) (A-1+)
    2.72%(b)(c)                                         11/07/05            2,195            2,195,000

                                                                             PAR
                                                         MATURITY           (000)                VALUE
                                                        ----------   ------------------   -------------------
MUNICIPAL BONDS (Continued)
Puerto Rico (continued)
  Commonwealth of Puerto Rico GO (Tender Option
    Certificates) Series 2001 DN (FSA Insurance,
    Bank of New York Liquidity Facility) (A-1+)
    2.71%(b)(c)                                         11/01/05          $17,545         $ 17,545,000
  Commonwealth of Puerto Rico Public
    Improvement GO Series 2002A ROCS-II-R-185
    DN (FGIC Insurance, Salomon Smith Barney
    Liquidity Facility) (VMIG-1)
    2.71%(b)                                            11/07/05            3,705            3,705,000
  Puerto Rico Electric Power Authority RB Series
    1997 DN (Societe Generale LOC) (A-1+)
    2.68%(b)                                            11/07/05            1,300            1,300,000
  Puerto Rico Public Financing Corp. RB (Morgan
    Stanley Trust Certificates) Series 2001-520 DN
    (MBIA Insurance, Morgan Stanley Dean Witter
    Liquidity Facility) (VMIG-1)
    2.68%(b)(c)                                         11/07/05            4,845            4,845,000
  Puerto Rico Public Financing Corp. RB Series
    2004-911 DN (CIFG-TCRS Credit Support,
    Morgan Stanley Liquidity Facilities) (AAA, F-1+)
    2.69%(b)                                            11/07/05            7,624            7,624,000

                                                                                          ============
                                                                                            37,214,000
                                                                                          ------------
TOTAL INVESTMENTS IN
  SECURITIES -  100.0%
  (Cost $720,488,758(a))
                                                                                          $720,488,758
                                                                                          ============

-------------------

 (a)  Aggregate cost for Federal income tax purposes.

 (b)  Rates shown are the rates as of October 31, 2005 and maturities shown are the next interest readjustment date or the date the principal owed can be recovered through demand.
 (c)  Security exempt from registration under Rule 144A of the Securities Act of
      1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional investors. As of
      October 31, 2005, the Fund held 9.4% of its net assets, with a current market value of $73,585,000, in securities restricted as to resale.
 (d)  Illiquid Security. As of October 31, 2005, the Fund held 0.2% of its net assets, with a current market value of $1,167,000 in these securities.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
50

                           BLACKROCK LIQUIDITY FUNDS
                      STATEMENT OF ASSETS AND LIABILITIES
                             CALIFORNIA MONEY FUND

OCTOBER 31, 2005

ASSETS
  Investments at value (cost $720,488,758).............   $ 720,488,758
  Interest receivable .................................      3,955,259
  Investments sold receivable .........................     60,657,541
  Prepaid expenses ....................................         23,988

                                                          =============
       TOTAL ASSETS ...................................    785,125,546
                                                          =============
LIABILITIES
  Payable to custodian ................................      1,103,115
  Distributions payable ...............................        903,466
  Advisory fees payable ...............................         62,648
  Administrative fees payable .........................         45,733
  Other accrued expenses payable ......................        131,422

                                                          =============
       TOTAL LIABILITIES ..............................      2,246,384
                                                          =============
NET ASSETS (Equivalent to $1.00 per share based on
  593,524,864 Institutional shares, 26,297,495 Dollar
  shares, 205,023 Management shares, 3,898,280 Adminis-
  tration shares, 15,778,244 Bear Stearns shares, 2,162
  Bear Stearns Premier Choice shares, 127,512,636 Bear
  Stearns Private Client shares and 15,777,476 Bear
  Stearns Premier shares outstanding) .................   $782,879,162
                                                          =============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
  PER INSTITUTIONAL SHARE
  ($593,416,906/593,524,864)...........................   $       1.00
                                                          =============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
  PER DOLLAR SHARE
  ($26,293,400/26,297,495).............................   $       1.00
                                                          =============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
  PER CASH MANAGEMENT SHARE
  ($205,014/205,023)...................................   $       1.00
                                                          =============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
  PER CASH ADMINSTRATION SHARE
  ($3,898,022/3,898,280)...............................   $       1.00
                                                          =============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
  PER BEAR STEARNS SHARE
  ($15,777,049/15,778,244).............................   $       1.00
                                                          =============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
  PER BEAR STEARNS PREMIER CHOICE SHARE
  ($2,166/2,162).......................................   $       1.00
                                                          =============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
  PER BEAR STEARNS PRIVATE CLIENT SHARE
  ($127,508,856/127,512,636)...........................   $       1.00
                                                          =============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
  PER BEAR STEARNS PREMIER SHARE
  ($15,777,749/15,777,476).............................   $       1.00
                                                          =============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
                                                                              51

                           BLACKROCK LIQUIDITY FUNDS
                            STATEMENT OF NET ASSETS
                              NEW YORK MONEY FUND

OCTOBER 31, 2005

                                                                             PAR
                                                         MATURITY           (000)                VALUE
                                                        ----------   ------------------   -------------------
MUNICIPAL BONDS - 99.6%
New York - 97.4%
  Arlington Central School District GO Series 2005
    TAN
    3.00%                                               11/04/05          $ 5,000         $5,000,221
  Beacon GO Series 2004 BAN
    3.25%                                               12/23/05            3,723          3,727,946
  City of New York GO Series 2005F-3 DN
    2.69%(b)                                            11/07/05            5,000          5,000,000
  City of New York GO (Citibank Trust Receipts)
    Series 2003R ROC-II-251A DN (Citibank
    Liquidity Facility) (VMIG-1)
    2.77%(b)                                            11/07/05           14,600         14,600,000
  City of New York GO (Citigroup Trust Receipts)
    Series 2003A-6 DN (Landesbank
    Baden-Wurttemberg LOC) (A-1, VMIG-1)
    2.66%(b)                                            11/07/05            7,850          7,850,000
  City of New York GO (Merrill Lynch P-Float Trust
    Receipts) Series 1997 DN (AMBAC Insurance,
    Societe Generale Liquidity Facility) (A-1+)
    2.73%(b)                                            11/07/05            1,760          1,760,000
  City of New York GO (Morgan Stanley Trust
    Receipts) Series 2002-725X DN (FSA Insurance,
    Morgan Stanley Group Liquidity Facility)
    (VMIG-1)
    2.72%(b)                                            11/07/05            4,544          4,543,750
  City of New York GO (Wachovia Merlots Trust
    Receipts) Series 2004C-09 DN (MBIA Insurance,
    Wachovia Bank N.A. SBPA) (VMIG-1)
    2.71%(b)                                            11/07/05            2,990          2,990,000
  City of New York GO Series 1994H-4 DN
    (Kredietbank N.V. LOC) (A-1, VMIG-1)
    2.70%(b)                                            11/01/05            6,450          6,450,000
  City of New York GO Series 2002C-3 DN (Banque
    Nationale de Paris LOC) (A-1+, VMIG-1)
    2.68%(b)                                            11/07/05              400            400,000
  City of New York GO Series 2003A-2 DN (Bank of
    America N.A. LOC) (A-1, VMIG-1)
    2.65%(b)                                            11/07/05            5,500          5,500,000
  City of New York GO Series 2003A-5 DN (HSBC
    Bank LOC) (A-1)
    2.68%(b)                                            11/07/05            1,000          1,000,000
  City of New York GO Series 2004H-2 DN (Bank of
    New York LOC) (A-1+, VMIG-1)
    2.68%(b)                                            11/07/05            9,200          9,200,000
  City of New York GO Series 2004H-4 DN (Bank of
    New York LOC) (A-1+, VMIG-1)
    2.68%(b)                                            11/01/05              300            300,000
  City of New York Housing Development Corp.
    Multi Family Rental Housing RB (Parkgate
    Development Project) Series 1998A DN (Federal
    National Mortgage Assoc. Guaranty) (A-1+)
    2.67%(b)                                            11/07/05            2,000          2,000,000
  City of New York Housing Development Corp.
    Multi Family Rental Housing RB (Related
    Monterey Project) Series 1997A DN (Federal
    National Mortgage Assoc. Guaranty) (A-1+)
    2.67%(b)                                            11/07/05            4,200          4,200,000
  City of New York Housing Development Corp. RB
    (Merrill Lynch P-Float Trust Receipts) Series
    2005PA-1299 DN (FGIC Insurance) (VMIG-1)
    2.73%(b)                                            11/07/05            9,500          9,500,000
  City of New York Housing Development Corp. RB
    (Merrill Lynch P-Float Trust Receipts) Series
    2005 PT-2759 DN (FGIC Insurance) (A-1)
    2.73%(b)                                            11/07/05            3,400          3,400,000

                                                                             PAR
                                                         MATURITY           (000)                VALUE
                                                        ----------   ------------------   -------------------
MUNICIPAL BONDS (Continued)
New York (continued)
  City of New York IDA Civic Facilities RB (Abraham
    Joshua Heschel Project) Series 2002 DN (M&T
    Bank Corp. LOC) (VMIG-1)
    2.75%(b)                                            11/07/05          $ 2,000         $2,000,000
  City of New York IDA Civic Facilities RB (Ethical
    Culture School Project) Series 2005A DN (XLCA
    Insurance) (A-1+)
    2.73%(b)                                            11/07/05            3,500          3,500,000
  City of New York IDA Civic Facilities RB (French
    Institute Alliance Project) Series 2005 DN (M&T
    Bank LOC) (VMIG-1)
    2.80%(b)                                            11/07/05            2,440          2,440,000
  City of New York IDA Civic Facilities RB (Hewitt
    School Project) Series 2002 DN (Allied Irish
    Bank LOC) (VMIG-1)
    2.75%(b)                                            11/07/05            1,600          1,600,000
  City of New York IDA Civic Facilities RB (The Birch
    Wathen Lenox School Project) Series 2004 DN
    (Allied Irish Bank LOC) (VMIG-1)
    2.75%(b)                                            11/07/05            2,625          2,625,000
  City of New York Municipal Water Finance
    Authority RB (Citigroup Trust Receipts, Water &
    Sewer Systems Project) Series 2004R-4061
    ROC-II DN (Citigroup Global Market Holdings,
    Inc. SBPA) (VMIG-1)
    2.73%(b)                                            11/07/05            2,980          2,980,000
  City of New York Municipal Water Finance
    Authority RB (Water & Sewer Systems Project)
    Series 2001F-1 DN (Credit Locale de France
    LOC) (A-1+, VMIG-1)
    2.74%(b)                                            11/01/05            2,450          2,450,000
  City of New York Municipal Water Finance
    Authority RB (Water & Sewer Systems Project)
    Series 2002C-1 DN (State Street Bank & Trust
    LOC) (A-1+, VMIG-1)
    2.74%(b)                                            11/01/05              100            100,000
  City of New York Municipal Water Finance
    Authority Water & Sewer Systems RB Series
    2003F-2 DN (Bayerische Landesbank
    Girozentrale LOC) (A-1+, VMIG-1)
    2.75%(b)                                            11/01/05            5,800          5,800,000
  City of New York Transitional Finance Authority
    Financing RB (Citibank Eagle Trust Receipts)
    Series 2000 DN (Citibank Liquidity Facility)
    (A-1+)
    2.73%(b)                                            11/07/05            9,900          9,900,000
  City of New York Transitional Finance Authority
    Financing RB (Citibank Eagle Trust Receipts)
    Series 2001 DN (Citibank Liquidity Facility)
    (A-1+)
    2.73%(b)                                            11/07/05            3,300          3,300,000
  City of New York Transitional Finance Authority
    RB (Future Tax Secured Project) Series 2004D-1
    MB
    4.00%                                               11/07/05            1,500          1,500,000
  City of New York Transitional Finance Authority
    RB (New York City Recovery Project) Series
    2002-1B DN (Societe Generale Liquidity Facility)
    (A-1+, VMIG-1)
    2.75%(b)                                            11/07/05              700            700,000
  City of New York Transitional Finance Authority
    RB (Recovery Project) Series 2002-3-H DN
    (A-1+, VMIG-1)
    2.68%(b)                                            11/01/05              100            100,000

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
52

                           BLACKROCK LIQUIDITY FUNDS
                            STATEMENT OF NET ASSETS
                        NEW YORK MONEY FUND (CONTINUED)

OCTOBER 31, 2005

                                                                           PAR
                                                       MATURITY           (000)                VALUE
                                                      ----------   ------------------   -------------------
MUNICIPAL BONDS (Continued)
New York (continued)
  City of New York Trust for Cultural Resources RB
    (Manhattan School of Music Project) Series
    2000 DN (First Union National Bank SBPA) (A-1)
    2.67%(b)                                          11/07/05          $ 1,900         $1,900,000
  City of New York Trust for Cultural Resources RB
    (The Museum of Broadcasting Project) Series
    1989 DN (KBC Bank N.V. LOC) (A-1+, VMIG-1)
    2.64%(b)                                          11/07/05            2,400          2,400,000
  Dormitory Authority of the State of New York RB
    (Mental Health Services Project) Series
    2003D-2B DN (Credit Locale de France LOC)
    (A-1+)
    2.65%(b)                                          11/07/05              600            600,000
  Dormitory Authority of the State of New York RB
    (Park Ridge Hospital Project) Series 2005 DN
    (J.P. Morgan Chase LOC) (A-1+)
    2.71%(b)                                          11/07/05            4,835          4,835,000
  Dormitory Authority of the State of New York RB
    (Wachovia Merlots Trust Receipts) Series
    2001A-30 DN (AMBAC Insurance, Wachovia
    Bank N.A. SBPA) (VMIG-1)
    2.71%(b)                                          11/07/05            2,975          2,975,000
  Dormitory Authority of the State of New York RB
    (Wachovia Merlots Trust Reciepts) Series 2003
    DN (FGIC Insurance, Wachovia Bank N.A. SBPA)
    (VMIG-1)
    2.71%(b)                                          11/07/05            7,175          7,175,000
  Dormitory Authority of the State of New York RB
    Series 2001D DN (MBIA Insurance, Bank of
    America SBPA) (A-1+)
    2.73%(b)                                          11/07/05            1,900          1,900,000
  Dutchess County IDA Civic Facility RB (Lutheran
    Center Project) Series 2005 DN (Key Bank N.A.
    LOC) (VMIG-1)
    2.77%(b)                                          11/07/05            3,930          3,930,000
  Erie County Civic Facilities IDRB (Hauptman-
    Woodward Project) Series 2004 DN (KeyBank
    N.A. LOC)
    2.77%(b)                                          11/07/05            2,300          2,300,000
  Franklin County IDA Civic Facility RB (Paul
    Smith's College Project) Series 1998 DN
    (KeyBank N.A. LOC)
    2.77%(b)                                          11/07/05            2,995          2,995,000
  Half Hollow Hills Central School District of
    Huntington & Babylon GO Series 2005 TAN
    4.00%                                             06/30/06            2,000          2,015,602
  Lindenhurst Unified Free School District GO
    Series 2005 TAN
    3.50%                                             06/22/06           10,000         10,056,015
  Metropolitan Transportation Authority Series 2005
    TECP (ABN-AMRO Bank LOC)
    2.75%                                             11/30/05            7,000          7,000,000
  Metropolitan Transportation Authority GO Series
    2004A-1 DN (XLCA Insurance, Depfa Bank PLC
    SBPA) (A-1+, VMIG-1)
    2.66%(b)                                          11/07/05            2,000          2,000,000
  Metropolitan Transportation Authority GO Series
    2004A-3 DN (XLCA Insurance, Depfa Bank PLC
    SBPA) (A-1+, VMIG-1)
    2.66%(b)                                          11/07/05            2,000          2,000,000
  Metropolitan Transportation Authority GO Series
    2005 TECP (ABN-AMRO Bank LOC) (A-1+, P-1)
    2.70%                                             11/04/05            6,000          6,000,000

                                                                           PAR
                                                       MATURITY           (000)                VALUE
                                                      ----------   ------------------   -------------------
MUNICIPAL BONDS (Continued)
New York (continued)
    2.65%                                             11/07/05          $ 7,000         $7,000,000
  Metropolitan Transportation Authority RB
    (Dedicated Tax Fund Project) Series 2002B DN
    (FSA Insurance, Dexia Credit SBPA) (A-1+)
    2.67%(b)                                          11/07/05            3,400          3,400,000
  Metropolitan Transportation Authority RB (Piper
    Jaffray Trust Certificates) Series 2002F DN
    (Bank of New York LOC) (VMIG-1)
    2.73%(b)                                          11/07/05            5,672          5,672,000
  Metropolitan Transportation Authority RB
    (Wachovia Merlots Trust Receipts) Series
    2002A-43 DN (FGIC Insurance, Wachovia Bank
    N.A. Liquidity Facility) (VMIG-1)
    2.71%(b)                                          11/07/05            2,435          2,435,000
  Metropolitan Transportation Authority RB
    (Wachovia Merlots Trust Receipts) Series
    2002A-52 DN (Wachovia Bank N.A. Liquidity
    Facility) (VMIG-1)
    2.71%(b)                                          11/07/05            8,440          8,440,000
  Metropolitan Transportation Authority RB
    (Wachovia Merlots Trust Receipts) Series
    2003B-25 DN (FGIC Insurance, Wachovia Bank
    N.A. Liquidity Facility) (VMIG-1)
    2.71%(b)                                          11/07/05            4,970          4,970,000
  Metropolitan Transportation Authority RB Series
    2002D-1 DN (FSA Insurance, Westdeutsche
    Landesbank SBPA) (A-1+, VMIG-1)
    2.66%(b)                                          11/07/05            2,710          2,710,000
  Monroe County IDA Civic Facility RB (Sigal Center
    Project) Series 2004 DN (M&T Bank Corp. LOC)
    (VMIG-1)
    2.80%(b)                                          11/07/05            1,700          1,700,000
  Monroe County IDA Civic Facility RB (St. John
    Fisher College Project) Series 2005 DN (Fleet
    National Bank SBPA) (A-1+)
    2.65%(b)                                          11/07/05            3,000          3,000,000
  Monroe County IDA Civic Facility RB (YMCA of
    Greater Rochester Project) Series 2004 DN
    (M&T Bank Corp. LOC) (A-1)
    2.80%(b)                                          11/07/05            2,750          2,750,000
  Monroe County IDRB Series 2002A DN (M&T Bank
    Corp. LOC) (VMIG-1)
    2.75%(b)                                          11/07/05            2,500          2,500,000
  Monroe County Tobacco Settlement Asset
    Securitization Corp. RB Series 2003 PA-1210
    DN (Merrill Lynch & Co. Guaranty) (F-1+)
    2.78%(b)                                          11/07/05           15,000         15,000,000
  Nassau County Intermediate Finance Authority RB
    Series 2002B DN (FSA Insurance, Banque
    Nationale de Paribas SBPA) (A-1+, VMIG-1)
    2.64%(b)                                          11/07/05            3,535          3,535,000
  Nassau Health Care Corp. RB Series 2004C-1 DN
    (FSA Guaranty) (A-1+, VMIG-1)
    2.66%(b)                                          11/07/05            3,000          3,000,000
  New Rochelle School District GO Series 2005A
    TAN
    3.75%                                             06/30/06            3,000          3,016,157
  New York City GO Series 1993A-10 DN (Morgan
    Guaranty Trust LOC) (A-1+)
    2.75%(b)                                          11/01/05            2,350          2,350,000

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
                                                                              53

                           BLACKROCK LIQUIDITY FUNDS
                            STATEMENT OF NET ASSETS
                        NEW YORK MONEY FUND (CONTINUED)

OCTOBER 31, 2005

                                                                            PAR
                                                        MATURITY           (000)                VALUE
                                                       ----------   ------------------   -------------------
MUNICIPAL BONDS (Continued)
New York (continued)
  New York City GO Series 1994H-4 DN (AMBAC
    Insurance) (A-1, VMIG-1)
    2.68%(b)                                           11/01/05          $ 4,775         $ 4,775,000
  New York Environmental Facility Clean Water &
    Drinking RB (Wachovia Merlots Trust Receipts)
    Series 2004B DN (Wachovia Bank N.A. SBPA)
    (A-1)
    2.71%(b)                                           11/07/05            5,390           5,390,000
  New York GO Series 2000B MB (Dexia Credit,
    Credit Locale de France LOC) (A-1+, MIG-1)
    2.90%                                              08/03/06            2,000           2,000,000
  New York Housing Finance Agency RB (Tribeca
    Green Housing Project) Series 2003A DN
    (Landesbank Hessen-Thuringen Girozentrale
    LOC) (VMIG-1)
    2.65%(b)                                           11/07/05            5,300           5,300,000
  New York IDA Liberty RB (One Bryant Park LLC
    Project) Series 2004A DN (Bank Of America
    N.A. LOC) (A-1+, VMIG-1)
    2.72%(b)                                           11/07/05            4,000           4,000,000
  New York Local Government Assistance Corp. RB
    Series 1994B DN (Credit Suisse LOC)
    (A-1+, VMIG-1)
    2.59%(b)                                           11/07/05            6,000           6,000,000
  New York Local Government Assistance Corp. RB
    Series 1995B DN (Bank of Nova Scotia LOC)
    (A-1+, VMIG-1)
    2.60%(b)                                           11/07/05            2,550           2,550,000
  New York Local Government Assistance Corp. RB
    Series 1995G DN (Bank of Nova Scotia LOC)
    (A-1+, VMIG-1)
    2.64%(b)                                           11/07/05            3,800           3,800,000
  New York Power Authority Revenue & General
    Purpose GO Series 1985 MB (A-1+, MIG-1)
    2.80%                                              03/01/06            6,000           6,000,000
  New York State Dormitory Authority RB (UBS
    Municipal CRV Floaters) Series 2005-05-13 DN
    (Ambac BNP) (A-1+)
    2.73%(b)                                           11/03/05            6,275           6,275,000
  New York State Energy Research & Development
    Authority Facility RB (Con Edison Project)
    Series 2005A-1 DN (Wachovia Bank LOC) (F-1+)
    2.68%(b)                                           11/02/05            3,000           3,000,000
  New York State Energy Research & Development
    Authority Facility RB (Con Edison Project)
    Series 2005A-3 DN (Wachovia Bank LOC)
    2.68%(b)                                           11/07/05            3,000           3,000,000
  New York State Environmental Facilities Corp. RB
    (Citibank Eagle Trust Receipts) (Clean Water &
    Drinking Project) Series 2003A DN (Citibank
    Liquidity Facility) (A-1+)
    2.73%(b)                                           11/07/05            5,710           5,710,000
  New York State Environmental Facilities Corp. RB
    (Citigroup Trust Receipts) (Facscorp Clean
    Water & Drinking Project) Series 2003R-2014
    ROC II DN (Citibank Liquidity Facility) (VMIG-1)
    2.73%(b)                                           11/07/05            2,675           2,675,000
  New York State Environmental Facilities Corp. RB
    (Citigroup Trust Receipts) (Facscorp Clean
    Water & Drinking Project) Series 2003R-4001
    ROC II DN (Citibank Liquidity Facility) (VMIG-1)
    2.73%(b)                                           11/07/05            1,585           1,585,000
  New York State GO Series 2005E-2 DN (Bank of
    America LOC) (A-1+)
    2.67%(b)                                           11/07/05              150             150,000

                                                                            PAR
                                                        MATURITY           (000)                VALUE
                                                       ----------   ------------------   -------------------
MUNICIPAL BONDS (Continued)
New York (continued)
  New York State Housing Finance Agency RB (10
    Liberty-A Project) Series 2003 DN (Federal
    Home Loan Mortgage Corp. Liquidity Facility)
    2.67%(b)                                           11/07/05          $15,050         $15,050,000
  New York State Housing Finance Agency RB
    (Normandie Court I Project) Series 1991A DN
    (Societe Generale LOC) (A-1+, VMIG-1)
    2.68%(b)                                           11/07/05            1,600           1,600,000
  New York State Thruway Series 2005 TECP
    (Landesbank Hessen-Thuringen Girozentrale
    LOC)
    2.70%                                              11/07/05            3,000           3,000,000
  New York State Urban Development Corp. RB
    (Wachovia Bank Merlots Trust Receipts) Series
    2005C-01 DN (MBIA Insurance) (VMIG-1)
    2.71%(b)                                           11/07/05            2,995           2,995,000
  New York Transitional Finance Authority RB
    Series 2003-2D DN (Retail Food Stores LOC)
    (A-1+, VMIG-1)
    2.70%(b)                                           11/07/05              900             900,000
  North Syracuse Central School District GO Series
    2005 BAN
    3.75%                                              06/23/06            1,000           1,006,552
  Oceanside Unified Free School District GO Series
    2005 TAN
    4.00%                                              06/22/06            4,000           4,032,247
  Onondaga County IDA Civic Facility RB (Crouse
    Health Hospital Project) Series 2003A DN (M&T
    Bank Corp. LOC) (VMIG-1)
    2.80%(b)                                           11/07/05            3,000           3,000,000
  Onondaga County IDA Civic Facility RB (YMCA
    Greater Syracuse Project) Series 2003A DN
    (HSBC Bank LOC)
    2.77%(b)                                           11/07/05            4,000           4,000,000
  Port Authority of New York & New Jersey RB
    (ABN-AMRO Munitops Trust Certificates) Series
    2000-19 DN (MBIA Insurance, ABN-AMRO Bank
    N.V. SBPA) (VMIG-1, F-1+)
    2.73%(b)(c)                                        11/07/05            9,700           9,700,000
  Putnam County GO Series 2005 TAN
    3.25%                                              12/14/05            3,000           3,004,133
  Rensselaer County Civic Facilities IDRB (The Sage
    Colleges Project) Series 2002A DN (M&T Bank
    Corp. LOC) (VMIG-1)
    2.80%(b)                                           11/07/05            2,800           2,800,000
  Schenectady County IDA Civic Facility RB
    (Sunnyview Project) Series 2003B DN (KeyBank
    N.A. LOC) (VMIG-1)
    2.72%(b)                                           11/07/05            2,390           2,390,000
  Syracuse GO Series 2005C RAN
    4.00%                                              06/30/06            3,000           3,021,366
  Tompkins County IDA Civic Facility RB (Ithaca
    College Project) Series 2004 DN (XLCA
    Insurance, Bank of America N.A. SBPA)
    (VMIG-1)
    2.73%(b)                                           11/07/05            3,000           3,000,000
  Tompkins County IDA Civic Facility RB (Ithaca
    College Project) Series 2005B DN (XLCA
    Insurance) (VMIG-1)
    2.73%(b)                                           11/07/05            2,000           2,000,000

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
54

                           BLACKROCK LIQUIDITY FUNDS
                            STATEMENT OF NET ASSETS
                        NEW YORK MONEY FUND (CONCLUDED)

OCTOBER 31, 2005

                                                                       PAR
                                                        MATURITY      (000)          VALUE
                                                       ----------   ---------   ---------------
MUNICIPAL BONDS (Continued)
New York (continued)
  Triborough Bridge & Tunnel Authority RB
    (ABN-AMRO Munitops Trust Certificates) Series
    2002-14 DN (AMBAC Insurance, ABN-AMRO
    Bank N.V. SBPA) (VMIG-1)
    2.72%(b)                                           11/07/05     $9,240      $  9,240,000
  Triborough Bridge & Tunnel Authority RB (Bear
    Stearns Municipal Trust Certificates) Series
    2002-210 DN (Bear Stearns Liquidity Facility)
    (A-1+)
    2.70%(b)(c)                                        11/07/05      1,900         1,900,000
  Triborough Bridge & Tunnel Authority RB
    (Citibank Eagle Trust Receipts) Series 2003A
    DN (FGIC Insurance, Citibank Liquidity Facility)
    (A-1+)
    2.73%(b)                                           11/03/05      2,000         2,000,000
  Triborough Bridge & Tunnel Authority RB (Morgan
    Stanley Trust Receipts) Series 2004-922 DN
    (Morgan Stanley Liquidity Facility) (F-1+)
    2.72%(b)                                           11/03/05      4,700         4,700,000
  Triborough Bridge & Tunnel Authority RB Series
    2005B-3 DN (Bank of America SBPA)
    (A-1+, VIMG-1)
    2.70%(b)                                           11/07/05      4,700         4,700,000
  Triborough Bridge & Tunnel Authority Special
    Obligation RB Series 2000C DN (FSA Insurance)
    (A-1+, VMIG-1)
    2.68%(b)                                           11/07/05        490           490,000
  Westchester County IDA Civic Facility RB
    (Northern Westchester Hospital Association
    Project) Series 2004 DN (Commerce Bank N.A.
    LOC) (VMIG-1)
    2.73%(b)                                           11/07/05      2,500         2,500,000

                                                                                ============
                                                                                 407,215,989
                                                                                ------------
Puerto Rico - 2.2%
  Commonwealth of Puerto Rico Highway &
    Transportation Authority RB (Merrill Lynch
    P-Float Trust Receipts) Series 2002 PT-1052 DN
    (Merrill Lynch & Co. Guaranty, Merrill Lynch
    Capital Services SBPA) (A-1)
    2.73%(b)(c)                                        11/07/05      4,100         4,100,000
  Puerto Rico Public Financing Corp. RB Series
    2004 DN (Citibank Liquidity Facility) (A-1+)
    2.71%(b)                                           11/07/05      5,145         5,145,000

                                                                                ============
                                                                                   9,245,000
                                                                                ------------
TOTAL INVESTMENTS IN SECURITIES -  99.6%
  (Cost $416,460,989(a))                                                         416,460,989
OTHER ASSETS IN EXCESS OF
  LIABILITIES - 0.4%                                                               1,834,903
                                                                                ------------
NET ASSETS -  100.0%
  (Equivalent to $1.00 per share
  based on 271,321,103
  Institutional Shares, 5,513,032
  Dollar Shares, 3,584,965 Cash
  Management Shares, 16,391,826
  Administration Shares, 3,829,848
  Bear Stearns Shares, 2,161 Bear
  Stearns Premier Choice Shares,
  111,722,251 Bear Stearns Private
  Client Shares and 5,773,602 Bear
  Stearns Premier Shares
  outstanding)                                                                  $418,295,892
                                                                                ============

                                             VALUE
                                          -----------
NET ASSET VALUE, OFFERING AND
  REDEMPTION PRICE PER
  INSTITUTIONAL SHARE
  ($271,454,460/271,321,103)                $  1.00
                                            =======
NET ASSET VALUE, OFFERING AND
  REDEMPTION PRICE PER
  DOLLAR SHARE
      ($5,515,233/5,513,032)                $  1.00
                                            =======
NET ASSET VALUE, OFFERING AND
  REDEMPTION PRICE PER
  CASH MANAGEMENT SHARE
      ($3,585,380/3,584,965)                $  1.00
                                            =======
NET ASSET VALUE, OFFERING AND
  REDEMPTION PRICE PER
  ADMINISTRATION SHARE
    ($16,394,472/16,391,826)                $  1.00
                                            =======
NET ASSET VALUE, OFFERING AND
  REDEMPTION PRICE PER
  BEAR STEARNS SHARE
      ($3,830,919/3,829,848)                $  1.00
                                            =======
NET ASSET VALUE, OFFERING AND
  REDEMPTION PRICE PER
  BEAR STEARNS PREMIER CHOICE SHARE
              ($2,167/2,161)                $  1.00
                                            =======
NET ASSET VALUE, OFFERING AND
  REDEMPTION PRICE PER
  BEAR STEARNS PRIVATE CLIENT SHARE
  ($111,738,798/111,722,251)                $  1.00
                                            =======
NET ASSET VALUE, OFFERING AND
  REDEMPTION PRICE PER
  BEAR STEARNS PREMIER SHARE
      ($5,774,463/5,773,602)                $  1.00
                                            =======

-------------------

 (a)  Aggregate cost for Federal income
      tax purposes.
 (b)  Rates shown are the rates as of October 31, 2005 and maturities shown are the next interest readjustment date or the date the principal owed can be recovered through demand.
 (c)  Security exempt from registration under Rule 144A of the Securities Act of
      1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional investors. As of
      October 31, 2005, the Fund held 3.8% of its net assets, with a current market value of $15,700,000, in securities restricted as to resale.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
                                                                              55

                                BLACKROCK FUNDS

             Key to Investment Abbreviations for all Statements of
                     Net Assets and Schedule of Investments

  AMBAC      American Municipal Bond Assurance Corp.
  AMT        Alternative Minimum Tax
  BAN        Bond Anticipation Note
  CDC        CDC Funding Group
  COP        Certificates of Participation
  DN         Demand Note (Variable Rate)
  FGIC       Financial Guaranty Insurance Company
  FSA        Financial Security Assurance
  GO         General Obligation
  IDA        Industrial Development Authority
  IDRB       Industrial Development Revenue Bond
  LOC        Letter of Credit
  MB         Municipal Bond
  MBIA       Municipal Bond Insurance Association
  PCRB       Pollution Control Revenue Bond
  RAN        Revenue Anticipation Note
  RB         Revenue Bond
  ROC        Reset Option Certificate
  SBPA       Stand-by Bond Purchase Agreement
  TAN        Tax Anticipation Note
  TECP       Tax Exempt Commercial Paper
  TOC        Tender Option Certificate
  TRAN       Tax and Revenue Anticipation Note

The Fitch Investors Service, Moody's Investors Service, Inc. and Standard &
Poor's Ratings Service ratings of the Investments in the various Portfolios are believed to be the most recent ratings available at October 31, 2005. The ratings have not been audited by the Independent Registered Public Accounting
Firm and, therefore, are not covered by the Report of the Independent
Registered Public Accounting Firm.

56

                     [THIS PAGE INTENTIONALLY LEFT BLANK.]

                           BLACKROCK LIQUIDITY FUNDS
                            STATEMENT OF OPERATIONS

FOR THE YEAR ENDED OCTOBER 31, 2005

                                                           TEMPFUND             TEMPCASH            FEDFUND
                                                       ----------------   -------------------   ---------------
Investment Income:
 Interest income ...................................    $ 835,445,998        $ 310,870,585       $ 79,171,713
                                                        -------------        -------------       ------------
Expenses:
 Investment advisory fee ...........................       22,923,908          10,739,793           3,051,874
 Administration fee ................................       29,534,155          11,674,874           4,093,218
 Custodian fee .....................................        1,755,697             718,761             164,628
 Transfer agent fee ................................        1,827,423             542,867             200,494
 Shareholder servicing fees - class
   specific ........................................       18,585,918           1,432,186           1,962,917
 Distribution fees - class specific ................        4,128,336                   7             648,164
 Legal fees ........................................          424,669             170,199              39,537
 Audit fees ........................................           69,577              39,251              21,763
 Printing ..........................................           74,401              26,600              13,136
 Registration fees and expenses ....................          633,798             326,016             155,654
 Trustees' fees and expenses .......................          274,982              96,401              24,619
 Other .............................................          532,825             204,163              98,721
                                                        -------------        -------------       ------------
Total expenses .....................................       80,765,689          25,971,118          10,474,725
                                                        -------------        -------------       ------------
Less investment advisory and adminis-
 tration fees waived ...............................       (7,508,238)         (6,176,787)         (2,506,571)
Less distribution fees waived - class
 specific ..........................................       (2,566,900)                   (7)         (527,250)
Less shareholder servicing fees waived -
 class specific ....................................         (666,148)                   (2)         (169,806)
Less custody fees paid indirectly (Note C) .........                -                   -              (5,718)
                                                        -------------        --------------      ------------
Net expenses .......................................       70,024,403          19,794,322           7,265,380
                                                        -------------        --------------      ------------
Net investment income ..............................      765,421,595         291,076,263          71,906,333
 Net realized gain (loss) from investment
   transactions ....................................       (3,955,645)         (2,941,546)            (12,054)
                                                        -------------        --------------      ------------
 Net increase in net assets resulting from
   operations ......................................    $ 761,465,950        $ 288,134,717       $ 71,894,279
                                                        =============        ==============      ============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
                                       58

                           BLACKROCK LIQUIDITY FUNDS

                                          CALIFORNIA        NEW YORK
    MUNIFUND           MUNICASH           MONEY FUND       MONEY FUND
---------------   ------------------   ---------------   --------------
 $ 62,239,144        $ 51,992,176       $ 13,743,216      $ 8,552,657
 ------------        ------------       ------------      -----------
    4,233,003          3,644,602           1,241,161          780,519
    4,233,003          3,644,602           1,086,016          682,955
      195,922            180,960              37,147           23,608
      214,279            147,471              68,179           49,790
    1,865,456            180,757             609,598          533,567
      582,062                  7             375,792          341,445
       41,467             35,741               8,078           12,220
       29,650             29,105              18,978           20,623
        7,888              6,655               1,771            1,079
      168,907             70,304              51,399           31,403
       26,536             23,250               1,881            3,095
       94,904             65,203              18,877           14,258
 ------------        ------------       ------------      -----------
   11,693,077          8,028,657           3,518,877        2,494,562
 ------------        ------------       ------------      -----------
   (3,650,198)        (3,220,270)         (1,292,334)        (839,032)
     (460,925)                  (7)         (325,207)        (327,494)
     (131,072)                  (4)          (61,631)         (56,693)
     (145,508)          (125,624)            (21,723)          (7,857)
 ------------        -------------      ------------      -----------
    7,305,374          4,682,752           1,817,982        1,263,486
 ------------        -------------      ------------      -----------
   54,933,770         47,309,424          11,925,234        7,289,171
       (1,993)          (193,105)             21,829           63,676
 ------------        -------------      ------------      -----------
 $ 54,931,777        $ 47,116,319       $ 11,947,063      $ 7,352,847
 ============        =============      ============      ===========

                                       59

                           BLACKROCK LIQUIDITY FUNDS
                      STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 TEMPFUND
                                                                 -----------------------------------------
                                                                      YEAR ENDED           YEAR ENDED
                                                                   OCTOBER 31, 2005     OCTOBER 31, 2004
                                                                 -------------------- --------------------
Increase (decrease) in net assets:
 Operations:
  Net investment income ........................................  $    765,421,595     $    265,474,761
  Net gain (loss) on investments ...............................        (3,955,645)            (334,198)
                                                                  ----------------     ----------------
  Net increase in net assets resulting from operations .........       761,465,950          265,140,563
                                                                  ----------------     ----------------
Distributions to shareholders from:
 Net investment income:
  Institutional Shares .........................................      (594,608,980)        (227,365,103)
  Dollar Shares ................................................      (100,612,236)         (29,669,002)
  Cash Management Shares .......................................        (5,497,777)          (1,213,382)
  Cash Reserve Shares ..........................................            (9,407)              (8,668)
  Administration Shares ........................................       (33,232,238)          (5,900,458)
  Bear Stearns Shares ..........................................        (9,864,345)            (535,559)
  Bear Stearns Premier Choice Shares ...........................           (65,038)                   -
  Bear Stearns Private Client Shares ...........................       (17,615,458)            (782,589)
  Bear Stearns Premier Shares ..................................        (3,916,116)                   -
                                                                  ----------------     ----------------
   Total distributions from net investment income ..............      (765,421,595)        (265,474,761)
                                                                  ----------------     ----------------
  Capital share transactions ...................................     5,063,639,702       (1,148,622,411)
                                                                  ----------------     ----------------
   Total increase (decrease) in net assts ......................     5,059,684,057       (1,148,956,609)
Net assets:
  Beginning of period ..........................................    22,979,848,795       24,128,805,404
                                                                  ----------------     ----------------
  End of period ................................................  $ 28,039,532,852     $ 22,979,848,795
                                                                  ================     ================
  End of period undistributed net investment income ............  $              -     $              -

                                                                                 TEMPCASH
                                                                 ----------------------------------------
                                                                      YEAR ENDED           YEAR ENDED
                                                                   OCTOBER 31, 2005     OCTOBER 31, 2004
                                                                 -------------------- -------------------
Increase (decrease) in net assets:
 Operations:
  Net investment income ........................................  $    291,076,263    $   118,909,583
  Net gain (loss) on investments ...............................        (2,941,546)           (78,365)
                                                                  ----------------    ----------------
  Net increase in net assets resulting from operations .........       288,134,717        118,831,218
                                                                  ----------------    ----------------
Distributions to shareholders from:
 Net investment income:
  Institutional Shares .........................................      (276,408,719)      (114,832,728)
  Dollar Shares ................................................       (14,667,437)        (4,067,601)
  Cash Management Shares .......................................                 -                  -
  Cash Reserve Shares ..........................................                 -                  -
  Administration Shares ........................................                 -             (9,227)
  Bear Stearns Shares ..........................................                 -                  -
  Bear Stearns Premier Choice Shares ...........................               (54)               (15)
  Bear Stearns Private Client Shares ...........................                 -                  -
  Bear Stearns Premier Shares ..................................               (53)               (12)
                                                                  ----------------    ----------------
   Total distributions from net investment income ..............      (291,076,263)      (118,909,583)
                                                                  ----------------    ----------------
  Capital share transactions ...................................     3,794,268,757     (3,244,861,130)
                                                                  ----------------    ----------------
   Total increase (decrease) in net assts ......................     3,791,327,211     (3,244,939,495)
Net assets:
  Beginning of period ..........................................     8,381,536,560     11,626,476,055
                                                                  ----------------    ----------------
  End of period ................................................  $ 12,172,863,771    $ 8,381,536,560
                                                                  ================    ================
  End of period undistributed net investment income ............  $              -    $             -

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
                                       60

                  BLACKROCK LIQUIDITY FUNDS

                FEDFUND                                  MUNIFUND                                    MUNICASH
---------------------------------------   ---------------------------------------   ------------------------------------------
    YEAR ENDED           YEAR ENDED           YEAR ENDED           YEAR ENDED           YEAR ENDED             YEAR ENDED
 OCTOBER 31, 2005     OCTOBER 31, 2004     OCTOBER 31, 2005     OCTOBER 31, 2004     OCTOBER 31, 2005       OCTOBER 31, 2004
------------------   ------------------   ------------------   ------------------   ------------------   ---------------------
 $    71,906,333      $    25,233,866      $    54,933,770      $    18,552,850      $    47,309,424        $   23,675,415
         (12,054)               9,583               (1,993)             (69,713)            (193,105)              (74,262)
 ---------------      ---------------      ---------------      ---------------      ---------------        ---------------
      71,894,279           25,243,449           54,931,777           18,483,137           47,116,319            23,601,153
 ---------------      ---------------      ---------------      ---------------      ---------------        ---------------
     (56,845,159)         (21,935,118)         (39,983,333)         (16,076,076)         (45,992,394)          (23,015,244)
      (9,224,103)          (3,018,104)          (1,240,562)            (450,003)          (1,299,056)             (660,152)
               -                    -             (480,285)            (101,852)                   -                     -
         (96,410)             (71,514)                   -                    -                    -                     -
        (592,542)                   -           (9,836,529)          (1,763,263)                   -                     -
        (714,543)             (48,920)            (399,042)             (52,593)                   -                     -
             (53)                 (12)                 (24)                   -                  (39)                  (11)
      (3,691,614)            (160,187)          (1,897,394)            (109,063)                   -                     -
        (750,210)                 (11)          (1,079,649)                   -                  (34)                   (8)
 ---------------      ---------------      ---------------      ---------------      ---------------        -----------------
     (71,914,634)         (25,233,866)         (54,916,818)         (18,552,850)         (47,291,523)          (23,675,415)
 ---------------      ---------------      ---------------      ---------------      ---------------        ----------------
     805,358,063         (274,674,705)         652,158,726          817,344,855         (154,567,957)          250,878,180
 ---------------      ---------------      ---------------      ---------------      ---------------        ----------------
     805,337,708         (274,665,122)         652,173,685          817,275,142         (154,743,161)          250,803,918
   2,307,395,822        2,582,060,944      $ 2,432,768,937      $ 1,615,493,795      $ 2,395,509,881        $ 2,144,705,963
 ---------------      ---------------      ---------------      ---------------      ---------------        ----------------
 $ 3,112,733,530      $ 2,307,395,822      $ 3,084,942,622      $ 2,432,768,937      $ 2,240,766,720        $ 2,395,509,881
 ===============      ===============      ===============      ===============      ===============        ================
 $             -      $             -      $             -      $         2,304      $             -        $            -

                                       61

                           BLACKROCK LIQUIDITY FUNDS
                STATEMENTS OF CHANGES IN NET ASSETS (CONCLUDED)

                                                                     CALIFORNIA MONEY FUND
                                                             -------------------------------------
                                                                 YEAR ENDED         YEAR ENDED
                                                              OCTOBER 31, 2005   OCTOBER 31, 2004
                                                             ------------------ ------------------
Increase (decrease) in net assets:
 Operations:
  Net investment income ....................................   $  11,925,234      $  4,327,555
  Net gain (loss) on investments ...........................          21,829            33,998
                                                               -------------      --------------
  Net increase in net assets resulting from operations .....      11,947,063         4,361,553
                                                               -------------      --------------
Distributions to shareholders from:
 Net investment income:
  Institutional Shares .....................................      (9,675,092)       (4,203,209)
  Dollar Shares ............................................        (405,748)          (17,574)
  Cash Management Shares ...................................          (3,100)             (728)
  Administration Shares ....................................         (64,139)           (5,510)
  Bear Stearns Shares ......................................        (183,547)          (25,383)
  Bear Stearns Premier Choice Shares .......................             (37)              (10)
  Bear Stearns Private Client Shares .......................      (1,482,500)          (75,132)
  Bear Stearns Premier Shares ..............................        (110,142)               (9)
                                                               -------------      ---------------
   Total distributions from net investment income ..........     (11,924,305)       (4,327,555)
                                                               -------------      --------------
  Capital share transactions ...............................     281,424,957       (14,025,066)
                                                               -------------      --------------
   Total increase (decrease) in net assts ..................     281,447,715       (13,991,068)
Net assets:
  Beginning of period ......................................     501,431,447       515,422,515
                                                               -------------      --------------
  End of period ............................................   $ 782,879,162      $ 501,431,447
                                                               =============      ==============
  End of period undistributed net investment income ........   $           -      $          -

                                                                      NEW YORK MONEY FUND
                                                             --------------------------------------
                                                                 YEAR ENDED          YEAR ENDED
                                                              OCTOBER 31, 2005    OCTOBER 31, 2004
                                                             ------------------ -------------------
Increase (decrease) in net assets:
 Operations:
  Net investment income ....................................   $   7,289,171       $  2,938,700
  Net gain (loss) on investments ...........................          63,676            106,067
                                                               -------------       -------------
  Net increase in net assets resulting from operations .....       7,352,847          3,044,767
                                                               -------------       -------------
Distributions to shareholders from:
 Net investment income:
  Institutional Shares .....................................      (5,286,582)        (2,684,685)
  Dollar Shares ............................................         (86,882)           (37,748)
  Cash Management Shares ...................................         (18,131)                 -
  Administration Shares ....................................        (318,881)           (79,480)
  Bear Stearns Shares ......................................         (53,872)           (27,416)
  Bear Stearns Premier Choice Shares .......................             (37)                (9)
  Bear Stearns Private Client Shares .......................      (1,461,521)          (109,353)
  Bear Stearns Premier Shares ..............................         (63,265)                (9)
                                                               -------------       ---------------
   Total distributions from net investment income ..........      (7,289,171)        (2,938,700)
                                                               -------------       --------------
  Capital share transactions ...............................     101,579,055        (55,281,003)
                                                               -------------       --------------
   Total increase (decrease) in net assts ..................     101,642,731        (55,174,936)
Net assets:
  Beginning of period ......................................     316,653,161        371,828,097
                                                               -------------       --------------
  End of period ............................................   $ 418,295,892       $ 316,653,161
                                                               =============       ==============
  End of period undistributed net investment income ........   $           -       $          -

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
                                       62

                     [THIS PAGE INTENTIONALLY LEFT BLANK.]

                           BLACKROCK LIQUIDITY FUNDS
                              FINANCIAL HIGHLIGHTS
                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                     DIVIDENDS TO        NET
                                        NET ASSET                    SHAREHOLDERS       ASSET
                                          VALUE           NET          FROM NET         VALUE
                                        BEGINNING     INVESTMENT      INVESTMENT        END OF
                                        OF PERIOD       INCOME          INCOME          PERIOD
                                       ===========   ============   ==============   ===========
     -----
     TempFund
     -----
     Institutional Shares
     10/31/05                           $   1.00      $   0.0276     $   (0.0276)     $   1.00
     10/31/04                               1.00          0.0109         (0.0109)         1.00
     10/31/0311                             1.00          0.0113         (0.0113)         1.00
     10/31/0211                             1.00          0.0186         (0.0186)         1.00
     10/31/0111                             1.00          0.0477         (0.0477)         1.00
     Dollar Shares
     10/31/05                           $   1.00      $   0.0252     $   (0.0252)     $   1.00
     10/31/04                               1.00          0.0084         (0.0084)         1.00
     10/31/0311                             1.00          0.0088         (0.0088)         1.00
     10/31/0211                             1.00          0.0161         (0.0161)         1.00
     10/31/0111                             1.00          0.0452         (0.0452)         1.00
     Cash Management Shares
     10/31/05                           $   1.00      $   0.0227     $   (0.0227)     $   1.00
     10/31/04                               1.00          0.0059         (0.0059)         1.00
     10/31/0311                             1.00          0.0063         (0.0063)         1.00
     10/31/0211                             1.00          0.0136         (0.0136)         1.00
     10/31/0111                             1.00          0.0427         (0.0427)         1.00
     Cash Reserve Shares6
     10/04/05 through 10/31/05          $   1.00      $   0.0025     $   (0.0025)     $   1.00
     11/01/03 through 12/15/03              1.00          0.0007         (0.0007)         1.00
     10/31/0311                             1.00          0.0067         (0.0067)         1.00
     10/31/0211                             1.00          0.0146         (0.0146)         1.00
     10/31/0111                             1.00          0.0437         (0.0437)         1.00
     Administration Shares
     10/31/05                           $   1.00      $   0.0267     $   (0.0267)     $   1.00
     10/31/04                               1.00          0.0099         (0.0099)         1.00
     10/31/0311                             1.00          0.0103         (0.0103)         1.00
     04/04/021 through 10/31/0211           1.00          0.0095         (0.0095)         1.00
     Bear Stearns Shares
     10/31/05                           $   1.00      $   0.0195     $   (0.0195)     $   1.00
     10/31/04                               1.00          0.0032         (0.0032)         1.00
     10/31/0311                             1.00          0.0034         (0.0034)         1.00
     05/20/021 through 10/31/0211           1.00          0.0041         (0.0041)         1.00
     Bear Stearns Premier Choice Shares
     04/25/051 through 10/31/05         $   1.00      $   0.0154     $   (0.0154)     $   1.00
     Bear Stearns Private Client Shares
     10/31/05                           $   1.00      $   0.0235     $   (0.0235)     $   1.00
     03/26/041 through 10/31/04             1.00          0.0048         (0.0048)         1.00
     Bear Stearns Premier Shares
     03/02/051 through 10/31/05         $   1.00      $   0.0179     $   (0.0179)     $   1.00

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
                                       64

                           BLACKROCK LIQUIDITY FUNDS

                                                                        RATIO OF
                                                     RATIO OF         EXPENSES TO     RATIO OF NET
                                   RATIO OF         EXPENSES TO         AVERAGE        INVESTMENT
                                 EXPENSES TO       AVERAGE DAILY       DAILY NET       INCOME TO
                 NET ASSETS        AVERAGE          NET ASSETS           ASSETS         AVERAGE
    TOTAL          END OF         DAILY NET         (INCLUDING         (EXCLUDING      DAILY NET
   RETURN9      PERIOD (000)        ASSETS       CUSTODY CREDITS)       WAIVERS)         ASSETS
============   ==============   =============   ==================   =============   =============
     2.80%     $  20,229,031       0.18%              0.18%             0.21%           2.78%
     1.09         17,452,337       0.18               0.18              0.21            1.09
     1.14         20,081,053       0.18               0.18              0.20            1.15
     1.88         19,871,753       0.18               0.18              0.18            1.88
     4.87         26,150,330       0.18               0.18              0.20            4.62

     2.54%     $   4,212,168       0.43%              0.43%             0.46%           2.57%
     0.84          3,665,117       0.43               0.43              0.46            0.83
     0.89          3,818,036       0.43               0.43              0.45            0.90
     1.62          4,309,354       0.43               0.43              0.43            1.63
     4.61          5,677,232       0.43               0.43              0.45            4.32
     2.29%     $     282,475       0.68%              0.68%             0.71%           2.38%
     0.59            192,325       0.68               0.68              0.71            0.58
     0.63            147,693       0.68               0.68              0.70            0.57
     1.37             65,140       0.68               0.68              0.68            1.34
     4.35             58,043       0.68               0.68              0.70            3.93

     0.24%     $       3,723       0.58%2             0.58%2            0.62%2          3.34%
     0.07                  -       0.582              0.582             0.602           0.542
     0.762             6,622       0.582              0.582             0.602           0.942
     1.47            178,398       0.58               0.58              0.58            1.47
     4.46            208,114       0.58               0.58              0.60            4.42
     2.70%     $   1,261,354       0.28%              0.28%             0.31%           2.71%
     0.99          1,200,346       0.28               0.28              0.31            1.25
     1.04                330       0.28               0.28              0.30            1.00
     1.662               124       0.282              0.282             0.292           1.622

     1.96%     $     706,592       1.00%              1.00%             1.03%           2.25%
     0.32            189,266       0.95               0.95              1.03            0.34
     0.34             75,071       0.96               0.96              1.02            0.30
     0.912            22,717       1.002              1.002             1.012           0.882
     1.55%     $       3,619       0.45%2             0.45%2            0.72%2          3.09%2

     2.37%     $   1,018,935       0.60%              0.60%             1.06%           2.57%
     0.48            280,458       0.582              0.582             1.052           0.962
     1.80%     $     321,636       0.60%2             0.60%2            0.81%2          2.93%2

                       65

                           BLACKROCK LIQUIDITY FUNDS
                        FINANCIAL HIGHLIGHTS (CONTINUED)

                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                      DIVIDENDS TO        NET
                                         NET ASSET                    SHAREHOLDERS       ASSET
                                           VALUE           NET          FROM NET         VALUE
                                         BEGINNING     INVESTMENT      INVESTMENT        END OF
                                         OF PERIOD       INCOME          INCOME          PERIOD
                                        ===========   ============   ==============   ===========
     -----
     TempCash
     -----
     Institutional Shares
     10/31/05                            $   1.00      $   0.0278     $   (0.0278)     $   1.00
     10/31/04                                1.00          0.0112         (0.0112)         1.00
     10/31/0311                              1.00          0.0118         (0.0118)         1.00
     10/31/0211                              1.00          0.0193         (0.0193)         1.00
     10/31/0111                              1.00          0.0483         (0.0483)         1.00
     Dollar Shares
     10/31/05                            $   1.00      $   0.0253     $   (0.0253)     $   1.00
     10/31/04                                1.00          0.0087         (0.0087)         1.00
     10/31/0311                              1.00          0.0093         (0.0093)         1.00
     10/31/0211                              1.00          0.0168         (0.0168)         1.00
     10/31/0111                              1.00          0.0458         (0.0458)         1.00
     Bear Stearns Premier Choice Shares
     10/31/05                            $   1.00      $   0.0251     $   (0.0251)     $   1.00
     03/26/041 through 10/31/04              1.00          0.0056         (0.0056)         1.00
     Bear Stearns Premier Shares
     10/31/05                            $   1.00      $   0.0234     $   (0.0234)     $   1.00
     03/26/041 through 10/31/04              1.00          0.0041         (0.0041)         1.00
     ----
     FedFund
     ----
     Institutional Shares
     10/31/05                            $   1.00      $   0.0269     $   (0.0269)     $   1.00
     10/31/04                                1.00          0.0105         (0.0105)         1.00
     10/31/0311                              1.00          0.0110         (0.0110)         1.00
     10/31/0211                              1.00          0.0183         (0.0183)         1.00
     10/31/0111                              1.00          0.0469         (0.0469)         1.00
     Dollar Shares
     10/31/05                            $   1.00      $   0.0244     $   (0.0244)     $   1.00
     10/31/04                                1.00          0.0080         (0.0080)         1.00
     10/31/0311                              1.00          0.0085         (0.0085)         1.00
     10/31/0211                              1.00          0.0158         (0.0158)         1.00
     10/31/0111                              1.00          0.0444         (0.0444)         1.00
     Cash Reserve Shares
     10/31/05                            $   1.00      $   0.0229     $   (0.0229)     $   1.00
     10/31/04                                1.00          0.0065         (0.0065)         1.00
     04/01/031 through 10/31/0311            1.00          0.0034         (0.0034)         1.00
     Administration Shares10
     11/10/041 through 10/31/05          $   1.00      $   0.0110     $   (0.0110)     $   1.00
     Bear Stearns Shares
     10/31/05                            $   1.00      $   0.0189     $   (0.0189)     $   1.00
     10/31/04                                1.00          0.0031         (0.0031)         1.00
     10/31/0311                              1.00          0.0033         (0.0033)         1.00
     05/20/021 through 10/31/0211            1.00          0.0040         (0.0040)         1.00
     Bear Stearns Premier Choice Shares
     10/31/05                            $   1.00      $   0.0244     $   (0.0244)     $   1.00
     03/26/041 through 10/31/0411            1.00          0.0054         (0.0054)         1.00
     Bear Stearns Private Client Shares
     10/31/05                            $   1.00      $   0.0229     $   (0.0229)     $   1.00
     03/26/041 through 10/31/04              1.00          0.0045         (0.0045)         1.00
     Bear Stearns Premier Shares
     10/31/05                            $   1.00      $   0.0227     $   (0.0227)     $   1.00
     03/26/041 through 10/31/04              1.00          0.0038         (0.0038)         1.00

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
                                       66

                           BLACKROCK LIQUIDITY FUNDS

                                                                        RATIO OF
                                                     RATIO OF         EXPENSES TO     RATIO OF NET
                                   RATIO OF         EXPENSES TO         AVERAGE        INVESTMENT
                                 EXPENSES TO       AVERAGE DAILY       DAILY NET       INCOME TO
                 NET ASSETS        AVERAGE          NET ASSETS           ASSETS         AVERAGE
    TOTAL          END OF         DAILY NET         (INCLUDING         (EXCLUDING      DAILY NET
   RETURN9      PERIOD (000)        ASSETS       CUSTODY CREDITS)       WAIVERS)         ASSETS
============   ==============   =============   ==================   =============   =============
     2.82%     $  11,576,987        0.18%              0.18%             0.24%           2.88%
     1.13          7,850,023        0.18               0.18              0.23            1.11
     1.18         11,193,249        0.18               0.18              0.23            1.18
     1.95          7,195,494        0.18               0.18              0.24            1.92
     4.93          4,923,190        0.18               0.18              0.29            4.76

     2.56%     $     595,873        0.43%              0.43%             0.49%           2.63%
     0.88            531,509        0.43               0.43              0.49            0.87
     0.93            433,227        0.43               0.43              0.48            0.94
     1.70            402,137        0.43               0.43              0.50            1.71
     4.67            447,082        0.43               0.43              0.54            4.56
     2.54%     $           2        0.45%              0.45%             0.80%           2.57%
     0.56                  2        0.452              0.452             0.502           1.152

     2.37%     $           2        0.60%              0.60%             1.09%           2.12%
     0.41                  2        0.702              0.702             0.752           0.812
     2.73%     $   2,320,001        0.20%              0.20%             0.29%           2.73%
     1.05          1,883,220        0.20               0.20              0.29            1.04
     1.10          2,163,336        0.20               0.20              0.28            1.10
     1.85          1,955,108        0.20               0.20              0.26            1.82
     4.79          1,684,597        0.20               0.20              0.27            4.61

     2.47%     $     372,460        0.45%              0.45%             0.54%           2.49%
     0.80            345,479        0.45               0.45              0.54            0.79
     0.85            397,344        0.45               0.45              0.53            0.87
     1.60            635,685        0.45               0.45              0.50            1.61
     4.53            814,186        0.45               0.45              0.52            4.18
     2.32%     $       1,547        0.60%              0.60%             0.70%           1.94%
     0.65              9,276        0.60               0.60              0.69            0.62
     0.592            13,492        0.602              0.602             0.692           0.582

     1.10%     $      43,480        0.30%2             0.30%2            0.39%2          2.63%2
     1.91%     $      47,205        1.00%              1.00%             1.09%           2.14%
     0.31             18,837        0.95               0.95              1.09            0.36
     0.33              7,889        0.95               0.95              1.08            0.30
     0.892             2,728        1.002              1.002             1.082           0.872

     2.47%     $           2        0.45%              0.45%             0.87%           2.48%
     0.54                  2        0.452              0.452             0.542           0.922
     2.32%     $     241,913        0.60%              0.60%             1.14%           2.59%
     0.45             50,579        0.582              0.582             0.802           0.922

     2.30%     $      86,126        0.60%              0.60%             0.89%           2.84%
     0.38                  2        0.702              0.702             0.792           0.602

                       67

                           BLACKROCK LIQUIDITY FUNDS
                        FINANCIAL HIGHLIGHTS (CONTINUED)

                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                       DIVIDENDS TO        NET
                                          NET ASSET                    SHAREHOLDERS       ASSET
                                            VALUE           NET          FROM NET         VALUE,
                                          BEGINNING     INVESTMENT      INVESTMENT        END OF
                                          OF PERIOD       INCOME          INCOME          PERIOD
                                         ===========   ============   ==============   ===========
     -----
     MuniFund
     -----
     Institutional Shares
     10/31/05                             $   1.00      $   0.0199     $   (0.0199)     $   1.00
     10/31/04                                 1.00          0.0095         (0.0095)         1.00
     10/31/0311                               1.00          0.0096         (0.0096)         1.00
     10/31/0211                               1.00          0.0142         (0.0142)         1.00
     10/31/0111                               1.00          0.0302         (0.0302)         1.00
     Dollar Shares
     10/31/05                             $   1.00      $   0.0174     $   (0.0174)     $   1.00
     10/31/04                                 1.00          0.0070         (0.0070)         1.00
     10/31/0311                               1.00          0.0071         (0.0071)         1.00
     10/31/0211                               1.00          0.0117         (0.0117)         1.00
     10/31/0111                               1.00          0.0277         (0.0277)         1.00
     Cash Management Shares4
     10/31/05                             $   1.00      $   0.0149     $   (0.0149)     $   1.00
     10/31/04                                 1.00          0.0045         (0.0045)         1.00
     10/31/0311                               1.00          0.0040         (0.0040)         1.00
     10/31/0211                               1.00          0.0085         (0.0085)         1.00
     10/31/0111                               1.00          0.0252         (0.0252)         1.00
     Cash Reserve Shares7
     11/01/02 through 08/06/0311          $   1.00      $   0.0047     $   (0.0047)     $   1.00
     10/31/0211                               1.00          0.0102         (0.0102)         1.00
     10/31/0111                               1.00          0.0262         (0.0262)         1.00
     08/04/02 through 10/31/0011              1.00          0.0090         (0.0090)         1.00
     Administration Shares8
     10/31/05                             $   1.00      $   0.0189     $   (0.0189)     $   1.00
     05/17/04 through 10/31/04                1.00          0.0044         (0.0044)         1.00
     11/01/02 through 10/06/0311              1.00          0.0081         (0.0081)         1.00
     04/18/021 through 10/31/0211             1.00          0.0069         (0.0069)         1.00
     Bear Stearns Shares
     10/31/05                             $   1.00      $   0.0119     $   (0.0119)     $   1.00
     10/31/04                                 1.00          0.0026         (0.0026)         1.00
     10/31/0311                               1.00          0.0026         (0.0026)         1.00
     05/20/021 through 10/31/0211             1.00          0.0024         (0.0024)         1.00
     Bear Stearns Premier Choice Shares
     04/25/051 through 10/31/05           $   1.00      $   0.0108     $   (0.0108)     $   1.00
     Bear Stearns Private Client Shares
     10/31/05                             $   1.00      $   0.0155     $   (0.0155)     $   1.00
     03/26/041 through 10/31/04               1.00          0.0033         (0.0033)         1.00
     Bear Stearns Premier Shares
     03/02/051 through 10/31/05           $   1.00      $   0.0120     $   (0.0120)     $   1.00

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
                                       68

                           BLACKROCK LIQUIDITY FUNDS

                                                     RATIO OF
                                                   EXPENSES TO       RATIO OF
                                                     AVERAGE       EXPENSES TO     RATIO OF NET
                                     RATIO OF       DAILY NET        AVERAGE        INVESTMENT
                                   EXPENSES TO        ASSETS        DAILY NET       INCOME TO
                   NET ASSETS,       AVERAGE        (INCLUDING        ASSETS         AVERAGE
     TOTAL           END OF         DAILY NET        CUSTODY        (EXCLUDING      DAILY NET
    RETURN9       PERIOD (000)        ASSETS         CREDITS)        WAIVERS)         ASSETS
==============   ==============   =============   =============   =============   =============
      2.01%     $ 2,135,257         0.20%         0.19%         0.33%         2.02%
     0.95           1,812,753        0.20            0.19            0.34            0.95
     0.96           1,549,951        0.20            0.19            0.35            0.93
     1.43           1,037,163        0.20            0.19            0.37            1.41
     3.06             688,837        0.20            0.19            0.39            3.02

      1.76%     $    84,763         0.45%         0.44%         0.58%         1.75%
     0.70              82,323        0.45            0.45            0.59            0.73
     0.71              37,749        0.45            0.44            0.60            0.74
     1.18              74,526        0.45            0.44            0.62            1.18
     2.81              70,990        0.45            0.44            0.64            2.66
      1.51%     $    35,774         0.70%         0.69%         0.83%         1.58%
     0.45              20,114        0.70            0.69            0.84            0.43
     0.452             22,423        0.702           0.692           0.852           0.402
     0.912             11,197        0.702           0.692           0.872           0.902
     2.55               4,763        0.70            0.69            0.89            2.39

       0.57%2     $         -         0.60%         0.59%         0.75%         0.63%
     1.03               8,626        0.60            0.59            0.77            1.03
     2.65              12,089        0.60            0.59            0.79            2.68
     3.742             17,151        0.602           0.592           0.792           3.692
      1.91%     $   516,607         0.30%         0.29%         0.43%         1.90%
     0.44             437,590        0.302           0.302           0.432           1.012
     0.872                  -        0.302           0.292           0.452           0.902
     1.282             13,051        0.302           0.292           0.472           1.272

      1.20%     $    24,225         1.00%         0.99%         1.13%         1.15%
     0.26              28,191        0.90            0.89            1.14            0.29
     0.26               5,371        0.88            0.87            1.15            0.25
     0.542              6,215        1.002           0.992           1.162           0.572
      1.08%     $         2          0.45%2          0.44%2          0.58%2          1.75%2

      1.56%     $   161,860         0.63%         0.62%         1.18%         1.64%
     0.33              51,799        0.682           0.682           0.832           0.672
      1.21%     $   126,455          0.60%2          0.59%2          0.93%2          1.88%2

                       69

                           BLACKROCK LIQUIDITY FUNDS
                        FINANCIAL HIGHLIGHTS (CONTINUED)

                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                    DIVIDENDS TO        NET
                                       NET ASSET                    SHAREHOLDERS       ASSET
                                         VALUE           NET          FROM NET         VALUE,
                                       BEGINNING     INVESTMENT      INVESTMENT        END OF
                                       OF PERIOD       INCOME          INCOME          PERIOD
                                      ===========   ============   ==============   ===========
     -----
     MuniCash
     -----
     Institutional Shares
     10/31/05                          $   1.00      $   0.0206     $   (0.0206)     $   1.00
     10/31/04                              1.00          0.0100       (0.0100)         1.00
     10/31/0311                            1.00          0.0108       (0.0108)         1.00
     10/31/0211                            1.00          0.0156       (0.0156)         1.00
     10/31/0111                            1.00          0.0325       (0.0325)         1.00
     Dollar Shares
     10/31/05                          $   1.00      $   0.0181     $   (0.0181)     $   1.00
     10/31/04                              1.00          0.0075       (0.0075)         1.00
     10/31/0311                            1.00          0.0083       (0.0083)         1.00
     10/31/0211                            1.00          0.0131       (0.0131)         1.00
     10/31/0111                            1.00          0.0300       (0.0300)         1.00
     Cash Management Shares5
     11/01/01 through 10/15/0211       $   1.00      $   0.0101     $   (0.0101)     $   1.00
     03/02/011 through 10/31/0111          1.00          0.0163       (0.0163)         1.00
     Bear Stearns Premier Choice Shares
     10/31/05                          $   1.00      $   0.0181     $   (0.0181)     $   1.00
     03/26/041 through 10/31/04            1.00          0.0049       (0.0049)         1.00
     Bear Stearns Premier Shares
     10/31/05                          $   1.00      $   0.0157     $   (0.0157)     $   1.00
     03/26/041 through 10/31/04            1.00          0.0035       (0.0035)         1.00

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
                                       70

                           BLACKROCK LIQUIDITY FUNDS

                                                     RATIO OF
                                                   EXPENSES TO       RATIO OF
                                                     AVERAGE       EXPENSES TO     RATIO OF NET
                                     RATIO OF       DAILY NET        AVERAGE        INVESTMENT
                                   EXPENSES TO        ASSETS        DAILY NET       INCOME TO
                   NET ASSETS,       AVERAGE        (INCLUDING        ASSETS         AVERAGE
     TOTAL           END OF         DAILY NET        CUSTODY        (EXCLUDING      DAILY NET
    RETURN9       PERIOD (000)        ASSETS         CREDITS)        WAIVERS)         ASSETS
==============   ==============   =============   =============   =============   =============
      2.09%     $ 2,181,441         0.20%         0.19%         0.34%         2.04%
     1.01           2,315,927        0.20            0.19            0.33            1.01
     1.09           2,054,465        0.20            0.19            0.34            1.04
     1.57           1,257,237        0.20            0.19            0.36            1.55
     3.30             809,890        0.20            0.19            0.40            3.04

      1.83%     $    59,321         0.45%         0.44%         0.59%         1.79%
     0.76              79,579        0.45            0.44            0.58            0.75
     0.84              90,241        0.45            0.44            0.59            0.81
     1.32              58,991        0.45            0.44            0.61            1.30
     3.04              40,306        0.45            0.45            0.65            3.19
       1.01%2     $         -          0.70%2          0.69%2          0.87%2          1.07%2
     2.472              5,118        0.692           0.692           0.892           2.362

      1.83%     $         2         0.45%         0.44%         0.85%         1.77%
     0.50                   2        0.452           0.442           0.582           0.842
      1.58%     $         2         0.62%         0.61%         0.85%         1.60%
     0.35                   2        0.702           0.692           0.832           0.572
                                       71

                           BLACKROCK LIQUIDITY FUNDS
                        FINANCIAL HIGHLIGHTS (CONTINUED)

                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                    DIVIDENDS TO        NET
                                       NET ASSET                    SHAREHOLDERS       ASSET
                                         VALUE           NET          FROM NET         VALUE,
                                       BEGINNING     INVESTMENT      INVESTMENT        END OF
                                       OF PERIOD       INCOME          INCOME          PERIOD
                                      ===========   ============   ==============   ===========
     ------------
     California Money Fund
     ------------
     Institutional Shares
     10/31/05                          $   1.00      $   0.0197     $   (0.0197)     $   1.00
     10/31/04                              1.00          0.0092       (0.0092)         1.00
     10/31/0311                            1.00          0.0094       (0.0094)         1.00
     10/31/0211                            1.00          0.0132       (0.0132)         1.00
     10/31/0111                            1.00          0.0271       (0.0271)         1.00
     Dollar Shares
     10/31/05                          $   1.00      $   0.0172     $   (0.0172)     $   1.00
     10/31/04                              1.00          0.0067       (0.0067)         1.00
     10/31/0311                            1.00          0.0069       (0.0069)         1.00
     10/31/0211                            1.00          0.0107       (0.0107)         1.00
     10/31/0111                            1.00          0.0246       (0.0246)         1.00
     Cash Management Shares
     10/31/05                          $   1.00      $   0.0147     $   (0.0147)     $   1.00
     10/31/04                              1.00          0.0042       (0.0042)         1.00
     07/14/031 through 10/31/0311          1.00          0.0008       (0.0008)         1.00
     Administration Shares
     10/31/05                          $   1.00      $   0.0187     $   (0.0187)     $   1.00
     06/17/041 through 10/31/04            1.00          0.0037       (0.0037)         1.00
     Bear Stearns Shares
     10/31/05                          $   1.00      $   0.0117     $   (0.0117)     $   1.00
     10/31/04                              1.00          0.0025       (0.0025)         1.00
     10/31/0311                            1.00          0.0025       (0.0025)         1.00
     05/20/021 through 10/31/0211          1.00          0.0022       (0.0022)         1.00
     Bear Stearns Premier Choice Shares
     10/31/05                          $   1.00      $   0.0172     $   (0.0172)     $   1.00
     03/26/041 through 10/31/04            1.00          0.0045       (0.0045)         1.00
     Bear Stearns Private Client Shares
     10/31/05                          $   1.00      $   0.0152     $   (0.0152)     $   1.00
     03/26/041 through 10/31/04            1.00          0.0030       (0.0030)         1.00
     Bear Stearns Premier Shares
     10/31/05                          $   1.00      $   0.0154     $   (0.0154)     $   1.00
     03/26/041 through 10/31/04            1.00          0.0036       (0.0036)         1.00

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
                                       72

                           BLACKROCK LIQUIDITY FUNDS

                                                   RATIO OF
                                                 EXPENSES TO       RATIO OF
                                                   AVERAGE       EXPENSES TO     RATIO OF NET
                                   RATIO OF       DAILY NET        AVERAGE        INVESTMENT
                                 EXPENSES TO        ASSETS        DAILY NET       INCOME TO
                 NET ASSETS,       AVERAGE        (INCLUDING        ASSETS         AVERAGE
    TOTAL          END OF         DAILY NET        CUSTODY        (EXCLUDING      DAILY NET
   RETURN9      PERIOD (000)        ASSETS         CREDITS)        WAIVERS)         ASSETS
============   ==============   =============   =============   =============   =============
      1.99%       $ 593,417          0.20%           0.20%           0.41%           2.00%
     0.92           454,698         0.20            0.20            0.41            0.92
     0.94           496,630         0.20            0.19            0.40            0.93
     1.33           456,081         0.20            0.19            0.42            1.32
     2.74           542,541         0.20            0.19            0.44            2.72

      1.74%       $  26,293          0.45%           0.45%           0.65%           1.84%
     0.68             1,347         0.45            0.44            0.66            0.66
     0.69            15,463         0.45            0.44            0.65            0.71
     1.07            29,922         0.45            0.45            0.67            1.12
     2.49            27,460         0.45            0.44            0.69            2.45
      1.48%       $     205          0.70%           0.70%           0.91%           1.50%
     0.42               120         0.70            0.70            0.90            0.40
     0.252              227         0.692           0.682           0.912           0.252

      1.89%       $   3,898          0.30%           0.30%           0.51%           1.98%
     0.37             1,738         0.302           0.302           0.512           1.002
      1.18%       $  15,777          1.00%           1.00%           1.21%           1.27%
     0.25             6,307         0.86            0.86            1.20            0.25
     0.25             3,103         0.88            0.87            1.20            0.24
     0.482              668         1.002           0.992           1.202           0.512

      1.74%       $       2          0.45%           0.45%           0.87%           1.90%
     0.45                 2         0.452           0.452           0.662           0.762
      1.54%       $ 127,509          0.64%           0.64%           1.26%           1.62%
     0.32            37,216         0.682           0.682           0.912           0.632

      1.55%       $  15,778          0.60%           0.60%           1.01%           1.90%
     0.36                 2         0.602           0.602           0.812           0.552

                       73

                           BLACKROCK LIQUIDITY FUNDS
                        FINANCIAL HIGHLIGHTS (CONCLUDED)

                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                   DIVIDENDS TO        NET
                                      NET ASSET                    SHAREHOLDERS       ASSET
                                        VALUE           NET          FROM NET         VALUE,
                                      BEGINNING     INVESTMENT      INVESTMENT        END OF
                                      OF PERIOD       INCOME          INCOME          PERIOD
                                     ===========   ============   ==============   ===========
     ------------
     New York Money Fund
     ------------
     Institutional Shares
     10/31/05                         $   1.00      $   0.0197     $   (0.0197)     $   1.00
     10/31/04                             1.00          0.0091       (0.0091)         1.00
     10/31/0311                           1.00          0.0096       (0.0096)         1.00
     10/31/0211                           1.00          0.0131       (0.0131)         1.00
     10/31/0111                           1.00          0.0285       (0.0285)         1.00
     Dollar Shares3
     10/31/05                         $   1.00      $   0.0172     $   (0.0172)     $   1.00
     10/31/04                             1.00          0.0066       (0.0066)         1.00
     10/31/0311                           1.00          0.0071       (0.0071)         1.00
     10/31/0211                           1.00          0.0106       (0.0106)         1.00
     10/31/0111                           1.00          0.0260       (0.0260)         1.00
     Cash Management Shares
     03/03/051 through 10/31/05       $   1.00      $   0.0114     $   (0.0114)     $   1.00
     Administration Shares
     10/31/05                         $   1.00      $   0.0187     $   (0.0187)     $   1.00
     06/17/04 through 10/31/04            1.00          0.0035       (0.0035)         1.00
     Bear Stearns Shares
     10/31/05                         $   1.00      $   0.0117     $   (0.0117)     $   1.00
     10/31/04                             1.00          0.0024       (0.0024)         1.00
     10/31/0311                           1.00          0.0025       (0.0025)         1.00
     05/20/02 through 10/31/0211          1.00          0.0021       (0.0021)         1.00
     Bear Stearns Premier Choice Shares
     10/31/05                         $   1.00      $   0.0172     $   (0.0172)     $   1.00
     03/26/04 through 10/31/04            1.00          0.0043       (0.0043)         1.00
     Bear Stearns Private Client Shares
     10/31/05                         $   1.00      $   0.0152     $   (0.0152)     $   1.00
     03/26/04 through 10/31/04            1.00          0.0030       (0.0030)         1.00
     Bear Stearns Premier Shares
     10/31/05                         $   1.00      $   0.0154     $   (0.0154)     $   1.00
     03/26/04 through 10/31/04            1.00          0.0034       (0.0034)         1.00

    1 Commencement of operations of share class.
    2 Annualized.
    3 There were no Dollar Shares outstanding during the period July 21, 1998 to April 10, 2000.
    4 There were no Cash Management Shares outstanding during the periods
        December 18, 2001 to January 10, 2002 and December 06, 2002 to January
        09, 2003.
    5 There were no Cash Management Shares outstanding during the period
        October 16, 2002 to October 31, 2005.
    6 There were no Cash Reserve Shares outstanding during the period August 7,
        2003 to September 15, 2003 and December 16, 2003 to October 4, 2005.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
                                       74

                           BLACKROCK LIQUIDITY FUNDS

                                                   RATIO OF
                                                 EXPENSES TO       RATIO OF
                                                   AVERAGE       EXPENSES TO     RATIO OF NET
                                   RATIO OF       DAILY NET        AVERAGE        INVESTMENT
                                 EXPENSES TO        ASSETS        DAILY NET       INCOME TO
                 NET ASSETS,       AVERAGE        (INCLUDING        ASSETS         AVERAGE
    TOTAL          END OF         DAILY NET        CUSTODY        (EXCLUDING      DAILY NET
   RETURN       PERIOD (000)        ASSETS         CREDITS)        WAIVERS)         ASSETS
============   ==============   =============   =============   =============   =============
      1.99%       $ 271,454         0.20%         0.20%         0.41%         1.98%
     0.92           234,346        0.20            0.19            0.40            0.90
     0.96           347,960        0.20            0.19            0.40            0.95
     1.32           362,077        0.20            0.19            0.41            1.31
     2.89           369,989        0.20            0.19            0.44            2.82

      1.74%       $   5,515         0.45%         0.45%         0.66%         1.67%
     0.67             5,059        0.45            0.44            0.65            0.67
     0.71             5,216        0.45            0.44            0.65            0.68
     1.07             4,716        0.45            0.44            0.66            1.06
     2.63             3,896        0.45            0.44            0.69            2.52
      1.14%       $   3,585          0.70%2          0.70%2          0.91%2          1.80%2

      1.89%       $  16,394         0.30%         0.30%         0.51%         1.84%
     0.35            21,890        0.302           0.302           0.512           0.942
      1.18%       $   3,831         1.00%         1.00%         1.21%         1.35%
     0.24             1,420        0.83            0.82            1.20            0.21
     0.25            18,652        0.91            0.90            1.20            0.25
     0.462           16,997        1.002           0.992           1.192           0.462

      1.74%       $       2         0.45%         0.45%         0.87%         1.94%
     0.43                 2        0.452           0.442           0.652           0.692
      1.54%       $ 111,739         0.64%         0.64%         1.26%         1.58%
     0.30            53,933        0.692           0.682           0.922           0.562

      1.56%       $   5,774         0.61%         0.61%         1.02%         1.82%
     0.34                 2        0.602           0.592           0.802           0.552

    7 There were no Cash Reserve Shares outstanding during the period August 7,
                                         2003 to October 31, 2005.

    8 There were no Administration Shares outstanding during the period October
7, 2003 to May 16, 2004.
    9 Past performance is no guarantee of future results.
    10 There were no Administration Shares outstanding during the period
        November 1, 2004 to November 9, 2004 and November 19, 2004 to July 5,
        2005.
    11 Audited by other auditors.

                                       75

                           BLACKROCK LIQUIDITY FUNDS
                        NOTES TO FINANCIAL STATEMENTS

(A) Organization

     BlackRock Liquidity Funds (the "Trust") is organized as a Delaware statutory trust and is registered as an open-end management investment company under the Investment Company Act of 1940, as amended. The Trust is the successor to five investment companies: (1) Temporary Investment Fund, Inc.;
(2) Trust for Federal Securities; (3) Municipal Fund for Temporary Investment;
(4) Municipal Fund for California Investors, Inc.; and (5) Municipal Fund for
New York Investors, Inc. (together, the"Predecessor Companies"). On February
10, 1999, the Predecessor Companies were each reorganized into the Trust. The financial statements and these accompanying notes relate to seven of the
Trust's portfolios: TempFund, TempCash, FedFund, MuniFund, MuniCash, California
Money Fund and New York Money (each a "Fund" and together, the "Funds").

     California Money Fund and New York Money Fund each offer eleven classes of shares: Administration Shares, Bear Stearns Shares, Bear Stearns Premier
Shares, Bear Stearns Premier Choice Shares, Bear Stearns Private Client Shares,
Cash Management Shares, Cash Plus Shares, Cash Reserve Shares, Dollar Shares,
Institutional Shares and Plus Shares. TempFund and MuniFund each offer ten classes of shares: Administration Shares, Bear Stearns Shares, Bear Stearns
Premier Shares, Bear Stearns Premier Choice Shares, Bear Stearns Private Client
Shares, Cash Management Shares, Cash Reserve Shares, Dollar Shares,
Institutional Shares, and Plus Shares. FedFund offers ten classes of shares:
Administration Shares, Bear Stearns Shares, Bear Stearns Premier Shares, Bear
Stearns Premier Choice Shares, Bear Stearns Private Client Shares, Cash
Management Shares, Cash Plus Shares, Cash Reserve Shares, Dollar Shares and
Institutional Shares. TempCash and MuniCash each offer nine classes of shares:
Administration Shares,  Bear Stearns Premier Shares, Bear Stearns Premier
Choice Shares, Bear Stearns Private Client Shares, Cash Management Shares, Cash
Plus Shares, Cash Reserve Shares, Dollar Shares and Institutional Shares. As of
October 31, 2005, no Plus Shares or Cash Plus Shares were outstanding.

     Effective March 1, 2005 Bear Stearns Premier Select Shares was renamed to
Bear Stearns Premier Choice Shares.

     Certain California and New York municipal obligations in the California
Money Fund and New York Money Fund, respectively, may be obligations of issuers that rely in whole or in part on California and New York State revenues, real property taxes, revenues from health care institutions, or obligations secured by mortgages on real property. Consequently, the possible effect of economic conditions in California and New York or of California and New York law on
these obligations must be considered.

     Under the Trust's organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust.
However, based on experience, the Trust considers the risk of loss from such claims to be remote.

(B) Summary of Significant Accounting Policies

     Security Valuation - Portfolio securities are valued under the amortized cost method which approximates current market value in accordance with Rule
2a-7 of the 1940 Act. Under this method, securities are valued at cost when purchased and thereafter, a constant proportionate amortization of any discount or premium is recorded until the maturity of the security. Regular review and monitoring of the valuation is performed in an attempt to avoid dilution or other unfair results to shareholders. The Trust seeks to maintain the net asset value per share of each Fund at $1.00, although there is no assurance that it will be able to do so on a continuing basis.

     Repurchase Agreements - For TempFund, TempCash and FedFund, the Trust may
purchase money market instruments from financial institutions, such as banks and non-bank dealers, subject to the seller's agreement to repurchase them at an agreed upon date and price. Collateral for repurchase agreements may have longer maturities than the maximum permissible remaining maturity of portfolio investments, provided the repurchase agreements themselves mature in one year or less. The seller will be required on a daily basis to maintain the value of the securities subject to the agreement at no less than the repurchase price.
Repurchase agreements with maturities in excess of seven days are subject to a seven day put feature.

     Dividends to Shareholders - Dividends from net investment income are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually.

76

                           BLACKROCK LIQUIDITY FUNDS

     Security Transactions and Investment Income - Investment transactions are accounted for on the trade date and the cost of investments sold and realized gains and losses thereon are determined by use of the specific identification method, generally first in first out, for both financial reporting and income tax purposes. Interest income is recorded on the accrual basis.

     Use of Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America
("generally accepted accounting principles") requires management to make estimates and assumptions that could affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

     Other - Expenses that are directly related to one of the Funds are charged directly to that Fund. Other operating expenses are prorated to the Funds on the basis of relative net assets. Class-specific expenses, such as 12b-1 service fees, are borne by that class. Income, other expenses and realized and unrealized gains and losses of a Fund are allocated to the respective class on the basis of the relative net assets each day. For the year ended October 31,
2005, the information provided below shows the various types of class-specific expenses borne directly by each class of each Fund and any associated waivers of those expenses.

     The following table provides a list of Bear Stearns share classes offered by the Trust along with a summary of their respective class-specific fee arrangements as provided in the Trust's Shareholder Service Plans and
Distribution Plans.

                                                  SHAREHOLDER     DISTRIBUTION
                                                SERVICE FEES(1)     FEES(2)
                                               ----------------- -------------
        Bear Stearns ........................         0.50%           0.35%
        Bear Stearns Premier Choice .........         0.40%           0.10%
        Bear Stearns Private Client .........         0.50%           0.35%
        Bear Stearns Premier ................         0.50%           0.10%

(1)The difference in the level of fees is related to the type and number of services provided by the Servicing Organization. Dividends paid to shareholders of all share classes, except Institutional Shares, are reduced by such fees.

(2)Dividends paid to shareholders of all share classes with a 12b-1 Plan are reduced by fees paid under such plan.

                                                     SHARE CLASSES
1. SHAREHOLDER SERVICE FEES     --------------------------------------------------------
                                                    CASH         CASH
                                    DOLLAR       MANAGEMENT    RESERVE   ADMINISTRATION
                                -------------- -------------- --------- ----------------
TempFund ......................  $ 9,922,219    $ 1,170,099    $ 1,102     $ 1,240,703
TempCash ......................    1,432,164              -          -               -
FedFund .......................      920,517              -     19,971          17,947
MuniFund ......................      177,206        151,982          -         517,128
MuniCash ......................      180,743              -          -               -
California Money Fund .........       55,024          1,032          -           3,237
New York Money Fund ...........       12,979          5,049          -          17,292

                                                            SHARE CLASSES
1. SHAREHOLDER SERVICE FEES     ---------------------------------------------------------------------
                                                    BEAR                      BEAR
                                                   STEARNS        BEAR       STEARNS
                                     BEAR          PRIVATE       STEARNS     PREMIER
                                    STEARNS        CLIENT        PREMIER     CHOICE        TOTAL
                                -------------- -------------- ------------ ---------- ---------------
TempFund ......................  $ 2,096,785    $ 3,470,981    $ 675,869    $ 8,160    $ 18,585,918
TempCash ......................            -              -           15          7       1,432,186
FedFund .......................      155,460        714,886      134,129          7       1,962,917
MuniFund ......................      155,748        576,491      286,895          6       1,865,456
MuniCash ......................            -              -            7          7         180,757
California Money Fund .........       65,038        456,302       28,958          7         609,598
New York Money Fund ...........       17,937        462,858       17,445          7         533,567

                                                                        SHARE CLASSES
2. SHAREHOLDER SERVICE FEES WAIVED     -------------------------------------------------------------------------------
                                          BEAR       BEAR STEARNS      BEAR STEARNS      BEAR STEARNS
                                        STEARNS     PRIVATE CLIENT        PREMIER       PREMIER CHOICE        TOTAL
                                       ---------   ----------------   --------------   ----------------   ------------
TempFund ...........................       $-          $ 555,357         $ 108,139          $ 2,652        $ 666,148
TempCash ...........................        -                  -                 -                2                2
FedFund ............................        -            142,977            26,826                3          169,806
MuniFund ...........................        -             73,863            57,207                2          131,072
MuniCash ...........................        -                  -                 -                4                4
California Money Fund ..............        -             56,115             5,513                4           61,631
New York Money Fund ................        -             53,669             3,020                4           56,693

                                                77

                           BLACKROCK LIQUIDITY FUNDS
                  NOTES TO FINANCIAL STATEMENTS   (Continued)

                                                                      SHARE CLASSES
3. DISTRIBUTION FEES              --------------------------------------------------------------------------------------
                                       BEAR          BEAR STEARNS      BEAR STEARNS      BEAR STEARNS
                                      STEARNS       PRIVATE CLIENT        PREMIER       PREMIER CHOICE         TOTAL
                                  --------------   ----------------   --------------   ----------------   --------------
TempFund ......................    $ 1,561,436        $ 2,429,687        $ 135,174          $ 2,040        $ 4,128,336
TempCash ......................              -                  -                3                4                  7
FedFund .......................        120,914            500,420           26,826                4            648,164
MuniFund ......................        121,137            403,544           57,379                2            582,062
MuniCash ......................              -                  -                3                4                  7
California Money Fund .........         50,585            319,411            5,792                4            375,792
New York Money Fund ...........         13,951            324,000            3,490                4            341,445

                                                                    SHARE CLASSES
4. DISTRIBUTION FEES WAIVED       ---------------------------------------------------------------------------------
                                     BEAR       BEAR STEARNS      BEAR STEARNS      BEAR STEARNS
                                   STEARNS     PRIVATE CLIENT        PREMIER       PREMIER CHOICE         TOTAL
                                  ---------   ----------------   --------------   ----------------   --------------
TempFund ......................       $-         $ 2,429,686        $ 135,174          $ 2,040        $ 2,566,900
TempCash ......................        -                   -                3                4                  7
FedFund .......................        -             500,420           26,826                4            527,250
MuniFund ......................        -             403,544           57,379                2            460,925
MuniCash ......................        -                   -                3                4                  7
California Money Fund .........        -             319,411            5,792                4            325,207
New York Money Fund ...........        -             324,001            3,490                4            327,494

(C) Transactions with Affiliates and Related Parties

     Pursuant to agreements between the Trust and BlackRock Institutional
Management Corporation ("BIMC"), an indirect, wholly-owned subsidiary of
BlackRock, Inc., BIMC manages the Funds and serves as Co-Administrator (as defined below). BlackRock, Inc. is an indirect, majority-owned subsidiary of
The PNC Financial Services Group, Inc. ("PNC"). PFPC Trust Co., an indirect subsidiary of PNC, is the Trust's custodian and PFPC Inc. ("PFPC"), an indirect subsidiary of PNC, is the Trust's transfer agent and Co-Administrator.

     BlackRock Distributors, Inc., ("BDI"), an indirect subsidiary of PNC, serves as the Trust's distributor.

     The Trust has entered into an Administration Agreement with PFPC and BIMC under which they provide certain administrative services (together, the
"Co-Administrators").

     In return for BIMC's advisory services, the Trust pays BIMC a fee, computed daily and payable monthly, based upon an annualized percentage of the average net assets of TempFund as follows: 0.175% of the first $1 billion,
0.15% of the next $1 billion, 0.125% of the next $1 billion, 0.10% of the next
$1 billion, 0.095% of the next $1 billion, 0.09% of the next $1 billion, 0.08%
of the next $1 billion, 0.075% of the next $1 billion and 0.07% of net assets in excess of $8 billion. With respect to TempCash, MuniFund and MuniCash, the fee payable, based on each portfolio's average daily net assets, and with respect to FedFund, the fee payable based on its average net assets as combined with T-Fund, Federal Trust Fund and Treasury Trust Fund, which are other portfolios offered by the Trust, is as follows: 0.175% of the first $1 billion,
0.15% of the next $1 billion, 0.125% of the next $1 billion, 0.10% of the next
$1 billion, 0.095% of the next $1 billion, 0.09% of the next $1 billion, 0.085%
of the next $1 billion and 0.08% of net assets in excess of $7 billion.
California Money Fund and New York Money Fund pay BIMC a fee, computed daily and payable monthly, at an annual rate of 0.20% of average net assets.

     In return for their administrative services, the Trust pays the
Co-Administrators a fee, computed daily and payable monthly, based upon an annualized percentage of the average net assets of each Fund as follows: 0.175%
of the first $1 billion, 0.15% of the next $1 billion, 0.125% of the next $1 billion and 0.10% of amounts in excess of $3 billion.

     The Co-Administrators and BIMC, as investment adviser to the Funds, have contractually agreed to reduce their fees or reimburse expenses to the extent necessary to ensure that the net operating expenses (excluding class specific fees paid to Service Organizations and/or Broker/Dealers) of TempFund and
TempCash do not exceed 0.18% of their respective average net assets; and with respect to the other Funds, do not exceed 0.20% of their respective average net assets.

78

                           BLACKROCK LIQUIDITY FUNDS

     In return for custody services provided by PFPC Trust Co., the Trust pays
PFPC Trust Co. a fee, computed daily and payable monthly, based upon an annualized percentage of the average gross assets of each Fund as follows:
0.006% of the first $10 billion, 0.055% of the next $10 billion and 0.005% of the average gross assets in excess of $20 billion. The Trust may also pay certain out-of-pocket expenses that are charged by PFPC Trust Co.

     Pursuant to the Trust's operating procedures, custodian fees may be reduced by amounts calculated on uninvested cash balances ("custody credits").
For the year ended October 31, 2005, custody credits earned were as follows:
$5,718 with respect to FedFund, $145,508 with respect to MuniFund, $125,624 with respect to MuniCash, $21,723 with respect to California Money Fund and
$7,857 with respect to New York Money Fund.

     Pursuant to the Plus Shares Distribution and Services Plan, the Cash Plus
Shares Distribution Plan, the Bear Stearns Shares Distribution Plan, the Bear
Stearns Premier Shares Distribution Plan, the Bear Stearns Premier Choice
Shares Distribution Plan and the Bear Stearns Private Client Shares
Distribution Plan,  the Trust may pay BlackRock Distributors, Inc. a fee for
distribution and sales support services. Currently, fees are only being paid pursuant to the Bear Stearns Shares Distribution Plan, the Bear Stearns Premier
Shares Distribution Plan, the Bear Stearns Premier Choice Shares Distribution
Plan and the Bear Stearns Private Client Shares Distribution Plan because there are no Plus or Cash Plus Shares outstanding. In addition, the Trust may pay
Service Organizations, including affiliates of BIMC, fees for providing certain services ("shareholder services") to their customers who own shares of the
Trust's portfolios. Pursuant to its respective Shareholder Services Plan, each of the Administration, Dollar, Cash Management, Cash Reserve, Bear Stearns,
Bear Stearns Premier, Bear Stearns Premier Choice and Bear Stearns Private
Client Shares classes are currently paying fees to Service Organizations, which may include affiliates of BIMC.

     As of October 31, 2005, affiliated payables were as follows:

                                        PFPC AND                      OTHER
                                       PFPC TRUST                      BIMC
                                         CO. (1)      BIMC (2)    AFFILIATES (3)
                                      ------------ ------------- ---------------
     TempFund ......................    $729,060    $3,276,172       $805,741
     TempCash ......................     286,068     1,265,917         76,451
     FedFund .......................      92,696       387,965         76,037
     MuniFund ......................      85,304       362,284         48,764
     MuniCash ......................      64,629       302,130          8,876
     California Money Fund .........      29,804        97,461            534
     New York Money Fund ...........      17,409        52,643          2,008

(1)Payables to PFPC as of October 31, 2005 are for accounting, administration and transfer agent services provided to the Trust. Payables to PFPC Trust Co.
 as of October 31, 2005 are for custody services provided to the Trust.

(2)Payables to BIMC as of October 31, 2005 are for advisory and administration services provided to the Trust.

(3)Payables to other BIMC affiliates are for shareholder services and/or distribution and sales support services as described under the Trust's
 Shareholder Services Plans and Distribution Plans, respectively.

(D) Capital Shares

     The Trust's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (shares)
and to classify or reclassify any unissued shares into one or more additional classes of shares.

     Because the Funds have each sold and redeemed shares only at a constant net asset value of $1.00 per share, the number of shares represented by such sales, acquisitions, reinvestments and redemptions is the same as the dollar amounts shown below for such transactions.

                                                                              79

                           BLACKROCK LIQUIDITY FUNDS
                  NOTES TO FINANCIAL STATEMENTS   (Continued)

     Transactions in capital shares for each period were as follows:

                                                                  TEMPFUND
                                                ---------------------------------------------
                                                      YEAR ENDED              YEAR ENDED
                                                   OCTOBER 31, 2005        OCTOBER 31, 2004
                                                ---------------------   ---------------------
Shares sold:
 Institutional Shares .......................    $  267,250,613,156      $  195,611,078,388
 Dollar Shares ..............................        39,594,147,495          35,543,487,128
 Cash Management Shares .....................           740,139,579             940,174,162
 Cash Reserve Shares ........................             3,723,000               9,742,428
 Administration Shares ......................         1,774,682,764           2,163,253,377
 Bear Stearns Shares ........................         3,768,340,820           1,017,522,559
 Bear Stearns Private Client Shares .........         3,854,879,764             592,904,287
 Bear Stearns Premier Shares ................         1,232,058,715                       -
 Bear Stearns Premier Choice Shares .........            26,363,263                       -
Shares issued in reinvestment of dividends:
 Institutional Shares .......................           243,830,113              77,341,954
 Dollar Shares ..............................             7,323,840               2,311,328
 Cash Management Shares .....................             3,563,512                 714,105
 Cash Reserve Shares ........................                     -                   7,608
 Administration Shares ......................             2,135,748                 121,113
 Bear Stearns Shares ........................             9,819,343                 527,341
 Bear Stearns Private Client Shares .........            17,549,131                 754,353
 Bear Stearns Premier Shares ................             3,886,266                       -
 Bear Stearns Premier Choice Shares .........                64,687                       -
Shares redeemed:
 Institutional Shares .......................      (264,712,599,228)       (198,316,895,559)
 Dollar Shares ..............................       (39,055,134,339)        (35,698,664,740)
 Cash Management Shares .....................          (653,575,294)           (896,254,181)
 Cash Reserve Shares ........................                     -             (16,372,544)
 Administration Shares ......................        (1,715,930,390)           (963,329,265)
 Bear Stearns Shares ........................        (3,260,970,505)           (903,851,920)
 Bear Stearns Private Client Shares .........        (3,134,108,481)           (313,194,333)
 Bear Stearns Premier Shares ................          (914,356,660)                      -
 Bear Stearns Premier Choice Shares .........           (22,806,597)                      -
                                                 ------------------      ------------------
Net increase (decrease) .....................    $    5,063,639,702      $   (1,148,622,411)
                                                 ==================      ==================

80

                  BLACKROCK LIQUIDITY FUNDS

                                                                  TEMPCASH
                                                ---------------------------------------------
                                                      YEAR ENDED              YEAR ENDED
                                                   OCTOBER 31, 2005        OCTOBER 31, 2004
                                                ---------------------   ---------------------
Shares sold:
 Institutional Shares .......................    $  197,892,575,885      $  109,427,269,385
 Dollar Shares ..............................         1,819,674,347           1,529,198,003
 Bear Stearns Premier Shares ................                     -                   7,969
 Bear Stearns Premier Choice Shares .........                     -                   4,390
Shares issued in reinvestment of dividends:
 Institutional Shares .......................           151,306,272              58,117,990
 Dollar Shares ..............................            13,167,445               3,216,834
 Bear Stearns Premier Shares ................                    53                       8
 Bear Stearns Premier Choice Shares .........                    55                      10
Shares redeemed:
 Institutional Shares .......................      (194,313,834,478)       (112,828,540,259)
 Dollar Shares ..............................        (1,768,620,756)         (1,434,127,470)
 Bear Stearns Premier Shares ................                   (32)                 (5,736)
 Bear Stearns Premier Choice Shares .........                   (34)                 (2,254)
                                                 ------------------      ------------------
Net increase (decrease) .....................    $    3,794,268,757      $   (3,244,861,130)
                                                 ==================      ==================

                                                                  FEDFUND
                                                -------------------------------------------
                                                     YEAR ENDED             YEAR ENDED
                                                  OCTOBER 31, 2005       OCTOBER 31, 2004
                                                --------------------   --------------------
Shares sold:
 Institutional Shares .......................    $  17,230,282,799      $  13,749,730,536
 Dollar Shares ..............................       13,959,732,471         10,197,848,730
 Cash Reserve Shares ........................            8,189,136                298,977
 Administration Shares ......................           96,695,162                      -
 Bear Stearns Shares ........................          458,660,694             93,587,130
 Bear Stearns Private Client Shares .........          722,971,600            100,508,918
 Bear Stearns Premier Shares ................          378,310,466                  6,631
 Bear Stearns Premier Choice Shares .........                    -                  6,336
Shares issued in reinvestment of dividends:
 Institutional Shares .......................           22,423,147              6,246,171
 Dollar Shares ..............................              116,322                 22,410
 Bear Stearns Shares ........................              711,846                 48,229
 Bear Stearns Private Client Shares .........            3,673,570                155,352
 Bear Stearns Premier Shares ................              742,332                     11
 Bear Stearns Premier Choice Shares .........                   54                     15
Shares redeemed:
 Institutional Shares .......................      (16,815,931,073)       (14,036,100,725)
 Dollar Shares ..............................      (13,932,795,146)       (10,249,737,317)
 Cash Reserve Shares ........................          (15,917,781)            (4,515,153)
 Administration Shares ......................          (53,218,692)                     -
 Bear Stearns Shares ........................         (431,029,684)           (82,687,450)
 Bear Stearns Private Client Shares .........         (535,320,223)           (50,084,803)
 Bear Stearns Premier Shares ................         (292,938,904)                (4,499)
 Bear Stearns Premier Choice Shares .........                  (33)                (4,204)
                                                 -----------------      -----------------
Net increase (decrease) .....................    $     805,358,063      $    (274,674,705)
                                                 =================      =================

                                                81

                           BLACKROCK LIQUIDITY FUNDS
                  NOTES TO FINANCIAL STATEMENTS   (Continued)

                                                                  MUNIFUND
                                                ---------------------------------------------
                                                      YEAR ENDED              YEAR ENDED
                                                   OCTOBER 31, 2005        OCTOBER 31, 2004
                                                ----------------------   --------------------
Shares sold:
 Institutional Shares .......................     $ 16,067,931,197        $  13,536,702,305
 Dollar Shares ..............................        1,001,535,776              686,921,183
 Cash Management Shares .....................          103,981,101              154,422,866
 Cash Reserve Shares ........................                    -                        -
 Administration Shares ......................        1,068,978,306              941,027,134
 Bear Stearns Shares ........................          247,059,718              164,305,774
 Bear Stearns Private Client Shares .........          796,821,952              134,719,242
 Bear Stearns Premier Shares ................          920,040,899                        -
 Bear Stearns Premier Choice Shares .........                2,200                        -
Shares issued in reinvestment of dividends:
 Institutional Shares .......................           19,327,986                5,215,923
 Dollar Shares ..............................              229,615                  115,227
 Cash Management Shares .....................              126,487                   36,453
 Bear Stearns Shares ........................              399,575                   51,293
 Bear Stearns Private Client Shares .........            1,892,361                  104,712
 Bear Stearns Premier Shares ................            1,072,317                        -
 Bear Stearns Premier Choice Shares .........                   23                        -
Shares redeemed:
 Institutional Shares .......................      (15,764,765,942)         (13,279,049,460)
 Dollar Shares ..............................         (999,324,896)            (642,460,871)
 Cash Management Shares .....................          (88,447,829)            (156,767,380)
 Cash Reserve Shares ........................                    -                        -
 Administration Shares ......................         (989,961,632)            (503,437,789)
 Bear Stearns Shares ........................         (251,425,692)            (141,536,477)
 Bear Stearns Private Client Shares .........         (688,654,236)             (83,025,280)
 Bear Stearns Premier Shares ................         (794,660,555)                       -
 Bear Stearns Premier Choice Shares .........                     (5)                     -
                                                  -------------------     -----------------
Net increase ................................     $    652,158,726        $     817,344,855
                                                  ==================      =================

82

                  BLACKROCK LIQUIDITY FUNDS

                                                                 MUNICASH
                                                -------------------------------------------
                                                     YEAR ENDED             YEAR ENDED
                                                  OCTOBER 31, 2005       OCTOBER 31, 2004
                                                --------------------   --------------------
Shares sold:
 Institutional Shares .......................    $  33,673,752,825      $  26,925,232,386
 Dollar Shares ..............................          280,552,208            211,300,606
 Bear Stearns Premier Shares ................                    -                 12,004
 Bear Stearns Premier Choice Shares .........                    -                  4,398
Shares issued in reinvestment of dividends:
 Institutional Shares .......................           22,757,776             10,349,905
 Dollar Shares ..............................            1,334,219                595,082
 Bear Stearns Premier Shares ................                   33                      8
 Bear Stearns Premier Choice Shares .........                   39                     10
Shares redeemed:
 Institutional Shares .......................      (33,830,828,166)       (26,674,048,361)
 Dollar Shares ..............................         (302,136,843)          (222,555,729)
 Bear Stearns Premier Shares ................                  (22)                (9,869)
 Bear Stearns Premier Choice Shares .........                  (26)                (2,260)
                                                 -----------------      -----------------
Net increase (decrease) .....................    $    (154,567,957)     $     250,878,180
                                                 =================      =================

                                                         CALIFORNIA MONEY FUND
                                                ----------------------------------------
                                                    YEAR ENDED            YEAR ENDED
                                                 OCTOBER 31, 2005      OCTOBER 31, 2004
                                                ------------------   -------------------
Shares sold:
 Institutional Shares .......................    $  2,901,688,067     $  1,966,064,918
 Dollar Shares ..............................         304,347,254            8,629,261
 Cash Management Shares .....................             290,076              126,574
 Administration Shares ......................          13,855,091            4,981,520
 Bear Stearns Shares ........................         140,185,077          106,908,101
 Bear Stearns Private Client Shares .........         740,455,112          121,118,604
 Bear Stearns Premier Shares ................         104,099,037                5,786
 Bear Stearns Premier Choice Shares .........                   -                4,400
Shares issued in reinvestment of dividends:
 Institutional Shares .......................           1,153,066               46,924
 Dollar Shares ..............................             160,964                    -
 Cash Management Shares .....................                 716                  677
 Bear Stearns Shares ........................             183,190               25,214
 Bear Stearns Private Client Shares .........           1,478,317               72,021
 Bear Stearns Premier Shares ................             109,240                    9
 Bear Stearns Premier Choice Shares .........                  37                   10
Shares redeemed:
 Institutional Shares .......................      (2,764,151,755)      (2,008,074,542)
 Dollar Shares ..............................        (279,562,826)         (22,745,262)
 Cash Management Shares .....................            (206,151)            (233,547)
 Administration Shares ......................         (11,694,305)          (3,244,026)
 Bear Stearns Shares ........................        (130,896,776)        (103,729,883)
 Bear Stearns Private Client Shares .........        (651,635,504)         (83,975,914)
 Bear Stearns Premier Shares ................         (88,432,945)              (3,651)
 Bear Stearns Premier Choice Shares .........                 (25)              (2,260)
                                                 ----------------     ----------------
Net increase (decrease) .....................    $    281,424,957     $    (14,025,066)
                                                 ================     ================

                                                83

                           BLACKROCK LIQUIDITY FUNDS
                  NOTES TO FINANCIAL STATEMENTS   (Continued)

                                                          NEW YORK MONEY FUND
                                                ----------------------------------------
                                                    YEAR ENDED            YEAR ENDED
                                                 OCTOBER 31, 2005      OCTOBER 31, 2004
                                                ------------------   -------------------
Shares sold:
 Institutional Shares .......................    $  1,984,632,534     $  1,363,736,757
 Dollar Shares ..............................          14,244,762           15,519,393
 Cash Management ............................          13,403,574                    -
 Administration Shares ......................          14,481,065           45,123,432
 Bear Stearns Shares ........................          46,713,167           94,724,889
 Bear Stearns Private Client Shares .........         578,182,155          150,193,745
 Bear Stearns Premier Shares ................          42,458,702                5,734
 Bear Stearns Premier Choice Shares .........                   -                4,394
Shares issued in reinvestment of dividends:
 Institutional Shares .......................           1,351,707              193,851
 Dollar Shares ..............................              83,928               35,286
 Bear Stearns Shares ........................              53,766               28,418
 Bear Stearns Private Client Shares .........           1,459,144              105,324
 Bear Stearns Premier Shares ................              62,934                    9
 Bear Stearns Premier Choice Shares .........                  37                    9
Shares redeemed:
 Institutional Shares .......................      (1,948,918,016)      (1,477,648,621)
 Dollar Shares ..............................         (13,873,563)         (15,712,952)
 Cash Management ............................          (9,818,609)                   -
 Administration Shares ......................         (19,979,648)         (23,233,023)
 Bear Stearns Shares ........................         (44,356,347)        (111,985,712)
 Bear Stearns Private Client Shares .........        (521,852,034)         (96,366,083)
 Bear Stearns Premier Shares ................         (36,750,178)              (3,599)
 Bear Stearns Premier Choice Shares .........                 (25)              (2,254)
                                                 ----------------     ----------------
Net increase (decrease) .....................    $    101,579,055     $    (55,281,003)
                                                 ================     ================

     On October 31, 2005, two shareholders held approximately 22% of the outstanding shares of TempFund, one shareholder held approximately 11% of
TempCash, two shareholders held approximately 29% of FedFund, one shareholder held approximately 15% of MuniFund, two shareholders held approximately 34% of
MuniCash, two shareholders held approximately 39% of California Money Fund and four shareholders held approximately 62% of New York Money Fund. Some of the shareholders are comprised of omnibus accounts. Although it is considered a single shareholder for purposes of determining its percentage of ownership of a particular Fund, each omnibus account executes transactions in the Funds'
shares on behalf of multiple underlying Fund shareholders.

84

                           BLACKROCK LIQUIDITY FUNDS

(E) At October 31, 2005, net assets consisted of:

                                                                        TEMPFUND              TEMPCASH             FEDFUND
                                                                   ------------------   -------------------   -----------------
Paid-in capital ................................................    $28,044,302,793      $12,175,894,071       $3,112,745,584
Accumulated net realized loss on security transactions .........         (4,769,941)          (3,030,300)             (12,054)
                                                                    ---------------      ---------------       --------------
  Net Assets ...................................................    $28,039,532,852      $12,172,863,771       $3,112,733,530
                                                                    ===============      ===============       ==============
                                                                                             MUNIFUND             MUNICASH
                                                                                         ---------------       --------------
Paid-in capital ................................................                         $ 3,085,015,153       $2,241,032,745
Undistributed net investment income ............................                                  19,256               17,901
Accumulated net realized loss on security transactions .........                                 (91,787)            (283,926)
                                                                                         ---------------       --------------
  Net Assets ...................................................                         $ 3,084,942,622       $2,240,766,720
                                                                                         ===============       ==============
                                                                                         CALIFORNIA MONEY      NEW YORK MONEY
                                                                                               FUND                 FUND
                                                                                        ----------------      ---------------
Paid-in capital ................................................                        $   782,944,240        $  418,232,216
Undistributed net investment income ............................                                    929                     -
Accumulated net realized gain/(loss) on security
 transactions ..................................................                                (66,007)               63,676
                                                                                        ----------------      ---------------
  Net Assets ...................................................                        $   782,879,162        $  418,295,892
                                                                                        ================      ===============

(F) Federal Tax Information

     No provision is made for Federal taxes as it is the Trust's intention to have each Fund continue to qualify for and elect the tax treatment applicable to regulated investment companies under Subchapter M of the Internal Revenue
Code of 1986, as amended, and make the requisite distributions to its shareholders which will be sufficient to relieve it from all or substantially all Federal income and excise taxes. Short-term capital gain distributions that are reported in the Statements of Changes in Net Assets are reported as ordinary income for Federal tax purposes. There were no long-term capital gain distributions for the year ended October 31, 2005.

     Dividends from tax-free income and net investment income are determined in accordance with U.S. Federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the
United States. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in-capital or accumulated net realized gain or loss, as appropriate, in the period that the differences arise. The following permanent differences as of October 31, 2005 attributable to redesignation of prior year distribution and to capital loss carryover expiration which for tax purposes, are not available to offset future income, were reclassified to the following accounts:

                                          INCREASE (DECREASE)     INCREASE (DECREASE)
                       DECREASE IN          ACCUMULATED NET        UNDISTRIBUTED NET
                     PAID IN-CAPITAL     REALIZED GAIN (LOSS)      INVESTMENT INCOME
                    -----------------   ----------------------   --------------------
FedFund .........           $-                 $ (8,302)                $8,302

                                                                              85

                           BLACKROCK LIQUIDITY FUNDS
                  NOTES TO FINANCIAL STATEMENTS   (Continued)

The tax character of distributions paid during the last two fiscal years were as follows:

                                  TAX-FREE       ORDINARY
                                   INCOME         INCOME
                               ------------- ---------------
  TempFund
  10/31/05 ..................   $         -   $765,421,595
  10/31/04 ..................             -    265,474,761
  TempCash
  10/31/05 ..................             -    291,076,263
  10/31/04 ..................             -    118,909,583
  FedFund
  10/31/05 ..................             -     71,914,634
  10/31/04 ..................             -     25,233,866
  MuniFund
  10/31/05 ..................    54,916,818              -
  10/31/04 ..................    18,552,850              -
  MuniCash
  10/31/05 ..................    47,291,523              -
  10/31/04 ..................    23,675,415              -
  California Money Fund
  10/31/05 ..................    11,924,305              -
  10/31/04 ..................     4,327,555              -
  New York Money Fund
  10/31/05 ..................     7,289,171              -
  10/31/04 ..................     2,938,700              -

As of October 31, 2005, the tax components of distributable
earnings/(accumulated losses) were as follows:

                                          UNDISTRIBUTED   UNDISTRIBUTED   UNDISTRIBUTED     ACCUMULATED
                                             TAX-FREE        ORDINARY       LONG-TERM         CAPITAL
                                              INCOME          INCOME      CAPITAL GAINS       LOSSES
                                         --------------- --------------- --------------- ----------------
        TempFund ......................     $        -     $51,434,298       $     -       $ (4,769,941)
        TempCash ......................              -      13,884,865             -         (3,030,300)
        FedFund .......................              -       5,602,956             -            (12,054)
        MuniFund ......................      2,906,066               -             -            (53,660)
        MuniCash ......................      1,802,817               -             -           (245,799)
        California Money Fund .........        904,395               -             -            (66,007)
        New York Money Fund ...........        451,727               -        63,676                  -

     As of October 31, 2005, the Funds had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates:

                                                                       EXPIRING OCTOBER 31
                                  ---------------------------------------------------------------------------------------------
                                     2008        2009         2010         2011         2012           2013           TOTAL
                                  ---------   ---------   -----------   ---------   -----------   -------------   -------------
TempFund ......................    $     -     $     -     $459,902      $     -     $354,394      $3,955,645      $4,769,941
TempCash ......................          -           -          888        9,501       78,365       2,941,546       3,030,300
FedFund .......................          -           -            -            -            -          12,054          12,054
MuniFund ......................          -           -            -            -       53,660               -          53,660
MuniCash ......................     13,010           -            -            -       77,299         155,490         245,799
California Money Fund .........          -      20,699            -       45,308            -               -          66,007

86

                           BLACKROCK LIQUIDITY FUNDS

As of October 31, 2005, the following capital loss carryforwards were used to offset net taxable gains for the following Funds:

  MuniFund ......................  $36,134
  California Money Fund .........   21,829

                                                                              87

                           BLACKROCK LIQUIDITY FUNDS
            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees and Shareholders of BlackRock Liquidity Funds:

We have audited the accompanying statements of net assets of the TempFund,
TempCash, FedFund, MuniFund, MuniCash, and New York Money Fund as of October
31, 2005, and the statement of assets and liabilities, including the schedule of investments, of California Money Fund as of October 31, 2005 (each a "Fund"
and collectively the "Funds") [seven of the ten funds constituting BlackRock
Liquidity Funds (the "Trust")], and the related statements of operations, statements of changes in net assets and the financial highlights for each of the two years in the period then ended. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights of the Funds for the periods ended October 31, 2003, October 31, 2002 and October 31, 2001
were audited by other auditors whose report, dated December 15, 2003, expressed an unqualified opinion on those financial highlights.

We conducted our audits in accordance with the standards of the Public Company
Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Funds are not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds'
internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2005, by correspondence with the custodians and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the respective financial positions of the Funds as of October 31, 2005, the results of their operations for the year then ended, and the changes in their net assets and their financial highlights for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP
Philadelphia, Pennsylvania
December 23, 2005

88

                           BLACKROCK LIQUIDITY FUNDS
                                FUND MANAGEMENT

  Information pertaining to the Trustees and officers of the Trust is set forth below. The Trust's statement of additional information includes additional information about the Trustees and is available without charge, upon request, by calling 1-800-821-7432.

                                            TERM OF
                                            OFFICE
                                              AND
                           POSITION(S)     LENGTH OF
                            HELD WITH        TIME
 NAME, ADDRESS AND AGE1       TRUST         SERVED2
                  INTERESTED TRUSTEES
 Ralph L. Schlosstein4   Trustee,        Since 2001
 Age: 54                 Chairman and
                         President
 Paul L. Audet5          Trustee         Since 2005
 Age: 52
                DISTINTERESTED TRUSTEES
 G. Nicholas Beckwith, IITrustee and     Since 1999
 Age: 60                 Chairman of
                         the
                         Nominating
                         Committee
 Jerrold B. Harris       Trustee and     Since 1999
 Age: 63                 Vice Chairman
                         of the
                         Governance
                         Committee
 Rodney D. Johnson       Trustee and     Since 1999
 Age: 64                 Chairman of
                         the
                         Governance
                         Committee

                                                                 NUMBER OF
                                                                PORTFOLIOS                          TOTAL FUND
                                                                  IN FUND           OTHER          COMPENSATION
                                                                 COMPLEX3       DIRECTORSHIPS        FOR THE
                                PRINCIPAL OCCUPATION(S)          OVERSEEN          HELD BY          YEAR ENDED
 NAME, ADDRESS AND AGE1           DURING PAST 5 YEARS           BY TRUSTEE         TRUSTEE           10/31/05
                                               INTERESTED TRUSTEES
 Ralph L. Schlosstein4   President and Director, BlackRock,        67       Director and               N/A
 Age: 54                 Inc.; Trustee: Visiting Board of                   Chairman, BlackRock
                         Overseers of John F. Kennedy                       Family of Closed-End
                         School of Government of Harvard                    Funds; Director and
                         University; Financial Institutions                 Chairman Anthracite
                         Center of The Wharton School of                    Capital, Inc.
                         the University of Pennsylvania;
                         American Museum of Natural
                         History; Trinity School; New Visions
                         for Public Education; The Public
                         Theater; The James Beard
                         Foundation; Board of Advisors,
                         Marujupu LLC.
 Paul L. Audet5          Head, Cash Management and                 10                                  N/A
 Age: 52                 Regional Chief Operating Officer,
                         Delaware Office, BlackRock, Inc.
                         (2005 to present); Managing
                         Director, BlackRock, Inc., (1998 to
                         present); Chief Financial Officer,
                         BlackRock, Inc. (1998 to 2005);
                         Treasurer, BlackRock Funds and
                         BlackRock Liquidity Funds (2002 to
                         2005).
                                             DISTINTERESTED TRUSTEES
 G. Nicholas Beckwith, IIChairman and Chief Executive              10                             $56,000
 Age: 60                 Officer, Arch Street Management,
                         LLC; Chairman, President and
                         Chief Executive Officer, Beckwith
                         Machinery Company (until October
                         2005); Chairman of the Board of
                         Directors, University of Pittsburgh
                         Medical Center Health System;
                         Board of Visitors, University of
                         Pittsburgh School of Medicine;
                         Board of Directors: Shadyside
                         Hospital Foundation; Beckwith
                         Institute for Innovation in Patient
                         Care; UPMC Rehabilitation
                         Hospital; Member: Brown
                         University President's Leadership
                         Council; Trustee, Claude
                         Worthington Benedum Foundation;
                         Chatham College; University of
                         Pittsburgh; Shadyside Academy;
                         and Beckwith Family Foundation.
 Jerrold B. Harris       Until September 1, 1999, President        10                             $61,000
 Age: 63                 and Chief Executive Officer, VWR
                         Scientific Products Corp.; Trustee,
                         Ursinus College; Director,
                         BlackRock-Kelso Capital Corp.
 Rodney D. Johnson       President, Fairmount Capital              10                             $66,000
 Age: 64                 Advisors, Inc.; Director, Fox Chase
                         Cancer Center; Member of the
                         Archdiocesan Investment
                         Committee of the Archdiocese of
                         Philadelphia.

                                                                              89

                           BLACKROCK LIQUIDITY FUNDS
                          FUND MANAGEMENT (CONTINUED)

                                          TERM OF
                                          OFFICE
                                            AND
                          POSITION(S)    LENGTH OF
                           HELD WITH       TIME
 NAME, ADDRESS AND AGE1      TRUST        SERVED2
                DISINTERESTED TRUSTEES
 Joseph P. Platt, Jr.    Trustee       Since 1999
 Age: 58
 Robert C. Robb, Jr.     Trustee       Since 1999
 Age: 60
 Kenneth L. Urish        Trustee and   Since 1999
 Age: 54                 Chairman of
                         the Audit
                         Committee
 Frederick W. Winter     Trustee       Since 1999
 Age: 60

                                                                 NUMBER OF
                                                                PORTFOLIOS                          TOTAL FUND
                                                                  IN FUND           OTHER          COMPENSATION
                                                                 COMPLEX3       DIRECTORSHIPS        FOR THE
                                PRINCIPAL OCCUPATION(S)          OVERSEEN          HELD BY          YEAR ENDED
 NAME, ADDRESS AND AGE1           DURING PAST 5 YEARS           BY TRUSTEE         TRUSTEE           10/31/05
                                              DISINTERESTED TRUSTEES
 Joseph P. Platt, Jr.    Partner, Amarna Partners (private         10                             $ 56,000
 Age: 58                 investment company); Chairman of
                         the Board, Restaurant Insurance
                         Holding; Director, Jones & Brown
                         (Canadian insurance broker);
                         Director and Executive Vice
                         President, Johnson & Higgins;
                         Director, Greenlight Re
                         (reinsurance company).
 Robert C. Robb, Jr.     Partner, Lewis, Eckert, Robb &            10                             $ 56,000
 Age: 60                 Company (management and
                         financial consulting firm); former
                         Trustee, EQK Realty Investors;
                         former Director, Tamaqua Cable
                         Products Company; former
                         Director, Brynwood Partners;
                         former Director, PNC Bank; former
                         Director, Brinks, Inc.
 Kenneth L. Urish        Managing Partner, Urish Popeck &          10                             $ 66,000
 Age: 54                 Co. LLC (certified public
                         accountants and consultants);
                         External Advisory Board, The
                         Pennsylvania State University
                         Accounting Department; Trustee,
                         The Holy Family Foundation;
                         AlphaSource Procurement
                         Systems, LP.
 Frederick W. Winter     Professor and Dean Emeritus,              10       Director, Alkon       $ 56,000
 Age: 60                 Joseph M. Katz School of Business                  Corporation
                          -  University of Pittsburgh (since                (1992-present);
                         1997).                                             Director, Indotronix
                                                                            International
                                                                            (2004-present);
                                                                            Director, Tippman
                                                                            Sports
                                                                            ( 2005-present).

90

                           BLACKROCK LIQUIDITY FUNDS
                          FUND MANAGEMENT (CONCLUDED)

                                               TERM OF
                                               OFFICE                                           TOTAL FUND
                                                 AND                                           COMPENSATION
                               POSITION(S)    LENGTH OF                                          FOR THE
                                HELD WITH       TIME            PRINCIPAL OCCUPATION(S)         YEAR ENDED
    NAME, ADDRESS AND AGE         TRUST        SERVED             DURING PAST 5 YEARS            10/31/05
                                              EXECUTIVE OFFICERS
 William McGinley             Treasurer     Since May    Managing Director, BlackRock              N/A
                                                         Advisors, Inc. (since 2004);
                                                         Partner,
 BlackRock Advisors, Inc.                   2005         PricewaterhouseCoopers LLP (1998 to
                                                         2004); Treasurer, BlackRock
 100 Bellevue Parkway                                    Liquidity Funds (since May 2005).
 Wilmington, DE 19809
 Age: 38
 Ellen L. Corson              Assistant     Since 2001   Senior Director and Vice President        N/A
                                                         of Fund Accounting and Adminis-
 PFPC Inc.                    Treasurer                  tration, PFPC Inc. (since 2003);
                                                         Vice President and Director of
                                                         Mutual
 301 Bellevue Parkway                                    Fund Accounting and Administration,
                                                         PFPC Inc. (1997 to 2003).
 Wilmington, DE 19809
 Age: 41
 Brian P. Kindelan            Secretary     Since        Managing Director, BlackRock              N/A
                                                         Advisors, Inc. (since 2005);
                                                         Director,
 BlackRock Advisors, Inc.                   March 2005   BlackRock Advisors, Inc.
                                                         (2001-2004); Vice President,
                                                         BlackRock
 100 Bellevue Parkway                                    Advisors, Inc. (1998-2000); Senior
                                                         Counsel, BlackRock Advisors, Inc.
 Wilmington, DE 19809                                    (since 1998).
 Age: 46
 Edward B. Baer               Assistant     Since        Director and Senior Counsel,              N/A
                                                         BlackRock, Inc. (since 2004);
                                                         Associate,
 BlackRock Inc.               Secretary     March 2005   Willkie Farr & Gallagher LLP (law
                                                         firm) (2000 to 2004); Associate,
 40 E. 52nd Street                                       Morgan Lewis & Bockius LLP (law
                                                         firm) (1995 to 2000).
 New York, NY 10022
 Age: 37
 Michael P. Malloy            Assistant     Since        Partner, Drinker Biddle & Reath LLP       N/A
                                                         (law firm).
 Drinker Biddle & Reath LLP   Secretary     March 2005
 One Logan Square
 18th and Cherry Streets
 Philadelphia, PA 19103
 Age: 46
 Bartholomew A. Battista      Chief         Since        Managing Director, BlackRock, Inc.   $142,484
                                                         (since 2003); Chief Compliance
 BlackRock, Inc.              Compliance    September    Officer and Anti-Money Laundering
                                                         Compliance Officer, BlackRock, Inc.
 40 E. 52nd Street            and           2004         (since 2004); Director, BlackRock,
                                                         Inc. (1998 - 2003).
 New York, NY 10022           Anti-Money
 Age: 46                      Laundering
                              Officer

 1 Each Trustee may be contacted by writing to the Trustee, c/o BlackRock
  Institutional Management Corporation, 100 Bellevue Parkway, Wilmington,
  Delaware 19809; Attn: Brian Kindelan.
     2 Each Trustee serves until his respective successor has been duly elected and qualified. Each officer serves a one year term.
     3 The Fund Complex consists of all registered investment companies for which BIMC, or its affiliates, serves as investment adviser.
 4 Mr. Schlosstein is an "interested person" of the Trust, as that term is defined in the 1940 Act, because he is an officer of the Trust and
  BlackRock, Inc. ("BlackRock"), which is BIMC's parent, and owns securities of BlackRock.
 5 Mr. Audet is an "interested person" of the Trust, as that term is defined in the 1940 Act, because he is an officer of BlackRock and owns securities of
  BlackRock.

                                                                              91

                           BLACKROCK LIQUIDITY FUNDS
                       ADDITIONAL INFORMATION (UNAUDITED)

(A) At a Board of Trustees meeting on November 2, 2005, the Trustees, including a majority of the Independent Trustees, voted to approve, and to recommend that the shareholders of each Fund approve, a Management Agreement with
    BIMC. It is anticipated that the Management Agreement will be proposed to shareholders at a special meeting of shareholders on or about February 3,
    2006. BIMC currently provides investment advisory services to the Funds pursuant to an existing advisory agreement (the "Existing Advisory
    Agreement"). Administrative services currently are provided to the Funds by BIMC and PFPC, Inc., as co-administrators, pursuant to an Amended and
    Restated Administration Agreement by and among the Trust, on behalf of the
    Funds, BIMC and PFPC (the "Administration Agreement"). If the Management
    Agreement is approved by shareholders, BIMC would be responsible for providing all the services to the Funds currently provided pursuant to both the Existing Advisory Agreement and the Administration Agreement by
    BIMC and PFPC combined. The overall services provided and fees paid under the Management Agreement will be identical to the services provided and fees paid currently under the Existing Advisory Agreement and
    Administration Agreement.

(B) The Fund's Audit Committee approved engaging Deloitte & Touche LLP as the independent registered public accounting firm to audit the Fund's financial statements for the fiscal year 2005. A majority of the Fund's
    Board of Trustees, including a majority of the independent Trustees, approved the appointment of Deloitte & Touche LLP as the Fund's independent registered public accounting firm for the Fund's fiscal 2006
    Audit on November 2, 2005, subject to the right of the Fund, by a majority vote of the shareholders at any meeting called for that purpose, to terminate the appointment without penalty.

(C) As required by the Internal Revenue Code, for the year ended October 31,
    2005, New York Money Fund is designating long-term capital gain distributions of $63,676.

92

                           BLACKROCK LIQUIDITY FUNDS

Investment Adviser

     BlackRock Institutional Management Corporation

     Wilmington, Delaware 19809

Co-Administrator

     BlackRock Institutional Management Corporation

     Wilmington, Delaware 19809

Co-Administrator and Transfer Agent

     PFPC Inc.

     Wilmington, DE 19809

Distributor

     BlackRock Distributors, Inc.

     King of Prussia, Pennsylvania 19406

Custodian

     PFPC Trust Co.

     Philadelphia, Pennsylvania 19153

Counsel

     Drinker Biddle & Reath LLP

     Philadelphia, Pennsylvania 19103

Independent Registered Public Accountant

     Deloitte & Touche LLP

     Philadelphia, Pennsylvania 19103

The Trust has delegated proxy voting responsibilities to BlackRock, subject to the general oversight of the Trust's Board of Trustees. A description of the policies and procedures that BlackRock uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-441-7762, or on the website of the Securities and Exchange
Commission (the "Commission") at http://www.sec.gov.

Information on how proxies relating to the Trust's voting securities (if any)
were voted by BlackRock during the most recent 12-month period ended June 30th is available, upon request and without charge, by calling (800) 441-7762 or on the website of the Commission at http://www.sec.gov.

The Trust has filed its complete schedule of portfolio holdings for the third quarter of its fiscal year ended July 31, 2005 with the Commission on Form N-Q.
The Trust's Form N-Q is available on the Commission's website at
http://www.sec.gov. The Trust's Form N-Q may be reviewed and copied at the
Commission's Public reference Room in Washington, D.C. Information regarding the operation of the Public Reference Room may be obtained by calling
1-800-SEC-0330. The Trust's Form N-Q may also be obtained, upon request, by calling (800) 821-7432.

This report is submitted for the general information of the shareholders of the
Trust. It is not authorized for distribution to prospective investors unless accompanied or preceded by effective prospectuses for each portfolio of the
Trust, which contain information concerning the investment policies of the portfolios as well as other pertinent information. Statements and other information contained in this report are as dated and subject to change.

Shares of the Fund are not deposits or obligations of, or guaranteed or endorsed by, PNC Bank, National Association or any other bank, and shares are not federally insured by, guaranteed by, obligations of or otherwise supported by the U.S. Government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other governmental agency. Investments in shares of the Funds involve investment risks, including the possible loss of the principal amount invested.

ALTERNATIVES BLACKROCK SOLUTIONS EQUITIES FIXED INCOME LIQUIDITY REAL ESTATE

BlackRock Liquidity Funds

Annual Report
October 31, 2005

[GRAPHIC]

NOT FDIC INSURED
MAY LOSE VALUE                                                  [LOGO] BlackRock
NO BANK GUARANTEE

                            BlackRock Liquidity Funds

*TempFund
*TempCash
*FedFund
*T-Fund
*Federal Trust Fund
*Treasury Trust Fund
*MuniFund
*MuniCash
*California Money Fund
*New York Money Fund

Shareholder Letter.............................................................1
Portfolio Summaries

Statement of Net Assets/Schedule of Investments............................12-61
  California Money Fund Statement of Assets and Liabilities...................57
Key to Investment Abbreviations...............................................62
Portfolio Financial Statements
   Statements of Operations................................................64-65
   Statements of Changes in Net Assets.....................................66-69
   Financial Highlights....................................................70-85
Notes to Financial Statements.............................................86-100
Report of Independent Registered Public Accounting Firm......................101
Fund Management..........................................................102-104
Additional Information.......................................................105

                           BlackRock Liquidity Funds

100 Bellevue Parkway 4th Floor
Wilmington, DE 19809
(302) 797-2000
www.blackrock.com

December 16, 2005

Dear Shareholder:

     We are pleased to present the Annual Report to Shareholders of BlackRock
Liquidity Funds for the year ended October 31, 2005.

     BlackRock Liquidity Funds offer a variety of high quality Taxable and
Tax-Exempt Money Market Funds designed to meet the varied needs of our investors. Please contact your account representative or call our Client Service
Center at (800) 821-7432 to discuss your investment options. We welcome the opportunity to serve you.

Sincerely,

/s/ Ralph L. Schlosstein
-------------------------------
Ralph L. Schlosstein
Chairman & President

                                                                               1

                                    TempFund

FUND PROFILE

(Portfolio Composition - % of Portfolio)

                                     [CHART]

                                    Pie chart

(Agency Obligations)           (1.5)
(Certificates of Deposit)     (14.6)
(Commercial Paper)            (35.1)
(Master Notes)                 (4.2)
(Variable Rate Obligations)   (18.9)
(Time Deposits)                (5.1)
(Repurchase Agreements)       (20.6)

(Distribution - Weighted Average Maturity 23 days)

                                     [CHART]

                                    Bar chart

(1-30)      (72.4)
(31-60)     (24.1)
(61-90)      (1.8)
(91-120)     (0.1)
(120-150)    (0.1)
(Over150)    (1.7)

--------------------------------------------------------------------------------
EXPENSE EXAMPLE

As a shareholder of the Fund, you incur ongoing costs, including advisory fees, distribution (12b-1) and service fees, where applicable; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example below is based on an investment of $1,000 invested at the beginning of the period and held for the entire period May 1, 2005 to October 31, 2005.

The information under "Actual Expenses," together with the amount you invested, allows you to estimate actual expenses paid over the reporting period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60) and multiply the result by the cost shown for your share class, in the row entitled "Expenses Incurred During Period," to estimate the expenses paid on your account during this period.

The information under "Hypothetical Expenses" provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expense you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this
5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

                                                     Actual Expenses
                           --------------------------------------------------------------------
                               Insti-                      Cash          Cash        Adminis-
                              tutional       Dollar     Management     Reserve       tration
                           ------------- ------------- ------------ ------------- -------------
Beginning Account Value
 (05/01/05) (in Dollars)       1,000.00      1,000.00     1,000.00      1,000.00      1,000.00
Ending Account Value
 (10/31/05) (in Dollars)       1,016.50      1,015.20     1,014.00      1,002.50      1,016.00
Expenses Incurred During
 Period (05/01/05 -
 10/31/05)*                        0.91          2.18         3.45          0.45          1.42

                                               Actual Expenses
                           -------------------------------------------------------
                                              Bear          Bear
                                            Stearns       Stearns         Bear
                                Bear        Premier       Private       Stearns
                              Stearns        Choice        Client       Premier
                           ------------- ------------- ------------- -------------
Beginning Account Value
 (05/01/05) (in Dollars)       1,000.00      1,000.00      1,000.00      1,000.00
Ending Account Value
 (10/31/05) (in Dollars)       1,012.30      1,015.10      1,014.40      1,014.40
Expenses Incurred During
 Period (05/01/05 -
 10/31/05)*                        5.07          2.29          3.05          3.05

                                                                Hypothetical Expenses
                                                             (5% return before expenses)
                           ------------------------------------------------------------------------------------------------
                                                                                                                   Bear
                                                                                                                 Stearns
                               Insti-                      Cash          Cash        Adminis-        Bear        Premier
                              tutional       Dollar     Management     Reserve       tration       Stearns        Choice
                           ------------- ------------- ------------ ------------- ------------- ------------- -------------
Beginning Account Value
 (05/01/05) (in Dollars)       1,000.00      1,000.00     1,000.00      1,000.00      1,000.00      1,000.00      1,000.00
Ending Account Value
 (10/31/05) (in Dollars)       1,024.08      1,022.81     1,021.53      1,024.55      1,023.57      1,019.90      1,022.70
Expenses Incurred During
 Period (05/01/05 -
 10/31/05)*                        0.92          2.19         3.47          0.45          1.43          5.10          2.30

                              Hypothetical Expenses
                           (5% return before expenses)
                           ---------------------------
                                Bear
                              Stearns         Bear
                              Private       Stearns
                               Client       Premier
                           ------------- -------------
Beginning Account Value
 (05/01/05) (in Dollars)       1,000.00      1,000.00
Ending Account Value
 (10/31/05) (in Dollars)       1,021.94      1,021.94
Expenses Incurred During
 Period (05/01/05 -
 10/31/05)*                        3.06          3.06

*For each class of the Fund, expenses are equal to the Fund's annualized expense ratio for the period of 0.18%, 0.43%, 0.68%, 0.58%, 0.28%, 1.00%, 0.45%, 0.60%,
and 0.60% for Institutional, Dollar, Cash Management, Cash Reserve,
Administration, Bear Stearns, Bear Stearns Premier Choice, Bear Stearns Private
Client and Bear Stearns Premier respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period) and 28/365 with respect to Cash Reserves shares (to reflect the period the share class was open during the period).

2

                                    TempCash

FUND PROFILE

(Portfolio Composition - % of Portfolio)

                                     [CHART]

                                    Pie chart

(Repurchase Agreements)        (9.8)
(Certificates of Deposit)     (13.1)
(Commercial Paper)            (32.6)
(Master Notes)                 (4.1)
(Variable Rate Obligations)   (26.6)
(Time Deposits)               (13.8)

(Distribution - Weighted Average Maturity 22 days)

                                     [CHART]

                                    Bar chart

(1-30)      (72.1)
(31-60)     (25.9)
(61-90)      (0.2)
(91-120)     (0.1)
(121-150)    (0.1)
(Over150)    (1.8)

--------------------------------------------------------------------------------
EXPENSE EXAMPLE

As a shareholder of the Fund, you incur ongoing costs, including advisory fees, distribution (12b-1) and service fees, where applicable; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example below is based on an investment of $1,000 invested at the beginning of the period and held for the entire period May 1, 2005 to October 31, 2005.

The information under "Actual Expenses," together with the amount you invested, allows you to estimate actual expenses paid over the reporting period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60) and multiply the result by the cost shown for your share class, in the row entitled "Expenses Incurred During Period," to estimate the expenses paid on your account during this period.

The information under "Hypothetical Expenses" provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expense you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this
5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

                                          Actual Expenses
                   -------------------------------------------------------------
                                                   Bear Stearns    Bear Stearns
                    Institutional      Dollar     Premier Choice      Premier
                   --------------- ------------- ---------------- --------------
Beginning Account
 Value (05/01/05)
 (in Dollars)           1,000.00       1,000.00       1,000.00        1,000.00
Ending Account
 Value (10/31/05)
 (in Dollars)           1,016.60       1,015.40       1,015.30        1,014.50
Expenses Incurred
 During Period
 (05/01/05 -
 10/31/05)*                 0.91           2.18           2.29            3.05

                                      Hypothetical Expenses
                                   (5% return before expenses)
                   ------------------------------------------------------------
                                                   Bear Stearns    Bear Stearns
                    Institutional      Dollar     Premier Choice     Premier
                   --------------- ------------- ---------------- -------------
Beginning Account
 Value (05/01/05)
 (in Dollars)           1,000.00       1,000.00       1,000.00        1,000.00
Ending Account
 Value (10/31/05)
 (in Dollars)           1,024.08       1,022.81       1,022.70        1,021.94
Expenses Incurred
 During Period
 (05/01/05 -
 10/31/05)*                 0.92           2.19           2.30            3.06

*For each class of the Fund, expenses are equal to the Fund's annualized expense ratio for the period of 0.18%, 0.43%, 0.45% and 0.60% for Institutional, Dollar,
Bear Stearns Premier Choice and Bear Stearns Premier, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

                                                                               3

                                     FedFund

FUND PROFILE

(Portfolio Composition - % of Portfolio)

                                     [CHART]

                                    Pie chart

(Repurchase Agreements)   (75.1)
(Agency Obligations)      (24.9)

(Distribution - Weighted Average Maturity 12 days)

                                     [CHART]

                                    Bar chart

(1-30)      (82.4)
(31-60)     (16.8)
(61-90)      (0.1)
(91-120)     (0.1)
(121-150)    (0.1)
(Over150)    (0.8)

--------------------------------------------------------------------------------
EXPENSE EXAMPLE

As a shareholder of the Fund, you incur ongoing costs, including advisory fees, distribution (12b-1) and service fees, where applicable; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example below is based on an investment of $1,000 invested at the beginning of the period and held for the entire period May 1, 2005 to October 31, 2005.

The information under "Actual Expenses," together with the amount you invested, allows you to estimate actual expenses paid over the reporting period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60) and multiply the result by the cost shown for your share class, in the row entitled "Expenses Incurred During Period," to estimate the expenses paid on your account during this period.

The information under "Hypothetical Expenses" provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expense you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this
5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

                                                        Actual Expenses
                           --------------------------------------------------------------------------
                                                              Cash                           Bear
                            Institutional      Dollar       Reserve     Administration     Stearns
                           --------------- ------------- ------------- ---------------- -------------
Beginning Account Value
 (05/01/05) (in Dollars)        1,000.00       1,000.00      1,000.00       1,000.00        1,000.00
Ending Account Value
 (10/31/05) (in Dollars)        1,016.20       1,015.00      1,014.20       1,015.70        1,012.20
Expenses Incurred During
 Period (05/01/05 -
 10/31/05)*                         1.02           2.29          3.05           0.96            5.07

                                        Actual Expenses
                           -----------------------------------------
                                Bear          Bear
                              Stearns       Stearns         Bear
                              Premier       Private       Stearns
                               Choice        Client       Premier
                           ------------- ------------- -------------
Beginning Account Value
 (05/01/05) (in Dollars)       1,000.00      1,000.00      1,000.00
Ending Account Value
 (10/31/05) (in Dollars)       1,015.00      1,014.20      1,014.20
Expenses Incurred During
 Period (05/01/05 -
 10/31/05)*                        2.29          3.05          3.05

                                                                   Hypothetical Expenses
                                                                (5% return before expenses)
                           ------------------------------------------------------------------------------------------------------
                                                                                                           Bear          Bear
                                                                                                         Stearns       Stearns
                                                              Cash                           Bear        Premier       Private
                            Institutional      Dollar       Reserve     Administration     Stearns        Choice        Client
                           --------------- ------------- ------------- ---------------- ------------- ------------- -------------
Beginning Account Value
 (05/01/05) (in Dollars)        1,000.00       1,000.00      1,000.00       1,000.00        1,000.00      1,000.00      1,000.00
Ending Account Value
 (10/31/05) (in Dollars)        1,023.98       1,022.70      1,021.94       1,024.03        1,019.90      1,022.70      1,021.94
Expenses Incurred During
 Period (05/01/05 -
 10/31/05)*                         1.02           2.30          3.06           0.97            5.10          2.30          3.06

                           Hypothetical
                              Expenses
                            (5% return
                               before
                             expenses)
                           -------------
                                Bear
                              Stearns
                              Premier
                           -------------
Beginning Account Value
 (05/01/05) (in Dollars)       1,000.00
Ending Account Value
 (10/31/05) (in Dollars)       1,021.94
Expenses Incurred During
 Period (05/01/05 -
 10/31/05)*                        3.06

*For each class of the Fund, expenses are equal to the Fund's annualized expense ratio for the period of 0.20%, 0.45%, 0.60%, 0.30%, 1.00%, 0.45%, 0.60% and
0.60% for Institutional, Dollar, Cash Reserve, Administration, Bear Stearns,
Bear Stearns Premier Choice, Bear Stearns Private Client and Bear Stearns
Premier, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period) and 116/365 for
Administration shares (to reflect the period the share class was open during the period).

4

                                     T-Fund

FUND PROFILE

(Portfolio Composition)

                                     [CHART]

                                    Pie chart

(Repurchase Agreements)   (100)

(Distribution - Weighted Average Maturity 4 days)

                                     [CHART]

                                    Bar chart

(1-30)      (94.8)
(31-60)      (5.2)
(61-90)      (0.1)
(91-120)     (0.1)
(121-150)    (0.1)
(Over150)    (0.1)

--------------------------------------------------------------------------------
EXPENSE EXAMPLE

As a shareholder of the Fund, you incur ongoing costs, including advisory fees, distribution (12b-1) and service fees, where applicable; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example below is based on an investment of $1,000 invested at the beginning of the period and held for the entire period May 1, 2005 to October 31, 2005.

The information under "Actual Expenses," together with the amount you invested, allows you to estimate actual expenses paid over the reporting period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60) and multiply the result by the cost shown for your share class, in the row entitled "Expenses Incurred During Period," to estimate the expenses paid on your account during this period.

The information under "Hypothetical Expenses" provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expense you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this
5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

                                         Actual Expenses
                   -----------------------------------------------------------
                                                     Cash
                    Institutional      Dollar     Management   Administration
                   --------------- ------------- ------------ ----------------
Beginning Account
 Value (05/01/05)
 (in Dollars)           1,000.00       1,000.00     1,000.00       1,000.00
Ending Account
 Value (10/31/05)
 (in Dollars)           1,015.90       1,014.60     1,013.30       1,015.40
Expenses Incurred
 During Period
 (05/01/05 -
 10/31/05)*                 1.02           2.29         3.55           1.52

                                     Hypothetical Expenses
                                  (5% return before expenses)
                   ----------------------------------------------------------
                                                     Cash
                    Institutional      Dollar     Management   Administration
                   --------------- ------------- ------------ ---------------
Beginning Account
 Value (05/01/05)
 (in Dollars)           1,000.00       1,000.00     1,000.00       1,000.00
Ending Account
 Value (10/31/05)
 (in Dollars)           1,023.98       1,022.70     1,021.43       1,023.47
Expenses Incurred
 During Period
 (05/01/05 -
 10/31/05)*                 1.02           2.30         3.57           1.53

*For each class of the Fund, expenses are equal to the Fund's annualized expense ratio for the period of 0.20%, 0.45%, 0.70% and 0.30% for Institutional, Dollar,
Cash Management and Administration, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

                                                                               5

                               Federal Trust Fund

FUND PROFILE

(Portfolio Composition)

                                     [CHART]

                                    Pie chart

(Agency Obligations)   (100)

(Distribution - Weighted Average Maturity 10 days)

                                     [CHART]

                                    Bar Chart

(1-30)      (96.7)
(31-60)      (2.6)
(61-90)      (0.1)
(91-120)     (0.1)
(121-150)    (0.1)
(Over150)    (0.7)

--------------------------------------------------------------------------------
EXPENSE EXAMPLE

As a shareholder of the Fund, you incur ongoing costs, including advisory fees, distribution (12b-1) and service fees, where applicable; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example below is based on an investment of $1,000 invested at the beginning of the period and held for the entire period May 1, 2005 to October 31, 2005.

The information under "Actual Expenses," together with the amount you invested, allows you to estimate actual expenses paid over the reporting period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60) and multiply the result by the cost shown for your share class, in the row entitled "Expenses Incurred During Period," to estimate the expenses paid on your account during this period.

The information under "Hypothetical Expenses" provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expense you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this
5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

                                                                                           Hypothetical Expenses
                                                            Actual Expenses             (5% return before expenses)
                                                    -------------------------------   -------------------------------
                                                     Institutional        Dollar       Institutional        Dollar
                                                    ---------------   -------------   ---------------   -------------
Beginning Account Value (05/01/05) (in Dollars)          1,000.00         1,000.00         1,000.00         1,000.00
Ending Account Value (10/31/05) (in Dollars)             1,016.10         1,014.80         1,023.98         1,022.70
Expenses Incurred During Period (05/01/05 -
 10/31/05)*                                                  1.02             2.29             1.02             2.30

*For each class of the Fund, expenses are equal to the Fund's annualized expense ratio for the period of 0.20% and 0.45% for Institutional and Dollar, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

6

                               Treasury Trust Fund

FUND PROFILE

(Portfolio Composition)

                                     [CHART]

                                    Pie chart

(Treasury Obligations)   (100)

(Distribution - Weighted Average Maturity 43 days)

                                     [CHART]

                                    Bar chart

(1-30)      (45.8)
(31-60)     (23.1)
(61-90)     (21.5)
(91-120)     (9.6)
(121-150)    (0.1)
(Over150)    (0.1)

--------------------------------------------------------------------------------
EXPENSE EXAMPLE

As a shareholder of the Fund, you incur ongoing costs, including advisory fees, distribution (12b-1) and service fees, where applicable; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example below is based on an investment of $1,000 invested at the beginning of the period and held for the entire period May 1, 2005 to October 31, 2005.

The information under "Actual Expenses," together with the amount you invested, allows you to estimate actual expenses paid over the reporting period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60) and multiply the result by the cost shown for your share class, in the row entitled "Expenses Incurred During Period," to estimate the expenses paid on your account during this period.

The information under "Hypothetical Expenses" provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expense you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this
5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

                                         Actual Expenses
                   -----------------------------------------------------------
                                                     Cash
                    Institutional      Dollar     Management   Administration
                   --------------- ------------- ------------ ----------------
Beginning Account
 Value (05/01/05)
 (in Dollars)           1,000.00       1,000.00     1,000.00       1,000.00
Ending Account
 Value (10/31/05)
 (in Dollars)           1,014.70       1,013.40     1,012.10       1,014.20
Expenses Incurred
 During Period
 (05/01/05 -
 10/31/05)*                 1.02           2.28         3.55           1.52

                                     Hypothetical Expenses
                                  (5% return before expenses)
                   ----------------------------------------------------------
                                                     Cash
                    Institutional      Dollar     Management   Administration
                   --------------- ------------- ------------ ---------------
Beginning Account
 Value (05/01/05)
 (in Dollars)           1,000.00       1,000.00     1,000.00       1,000.00
Ending Account
 Value (10/31/05)
 (in Dollars)           1,023.98       1,022.70     1,021.43       1,023.47
Expenses Incurred
 During Period
 (05/01/05 -
 10/31/05)*                 1.02           2.30         3.57           1.53

*For each class of the Fund, expenses are equal to the Fund's annualized expense ratio for the period of 0.20%, 0.45%, 0.70%, and 0.30% for Institutional,
Dollar, Cash Management, and Administration, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

                                                                               7

                                    MuniFund

FUND PROFILE

Top 10 State Concentration (% of portfolio)

New York           9.8%
Massachusetts      8.7
Illinois           6.8
Texas              6.0
Alabama            5.2
California         4.5
Pennsylvania       3.7
Michigan           3.3
Ohio               3.2
South Carolina     3.1
                 =====
  Total           54.3%
                 =====

(Distribution - Weighted Average Maturity 30 days)

                                     [CHART]

                                   Bar chart

(1-30)       (88.4)
(31-60)       (1.1)
(61-90)       (0.6)
(91-120)      (0.6)
(121-150)     (0.9)
(Over 150)    (8.4)

--------------------------------------------------------------------------------
EXPENSE EXAMPLE

As a shareholder of the Fund, you incur ongoing costs, including advisory fees, distribution (12b-1) and service fees, where applicable; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example below is based on an investment of $1,000 invested at the beginning of the period and held for the entire period May 1, 2005 to October 31, 2005.

The information under "Actual Expenses," together with the amount you invested, allows you to estimate actual expenses paid over the reporting period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60) and multiply the result by the cost shown for your share class, in the row entitled "Expenses Incurred During Period," to estimate the expenses paid on your account during this period.

The information under "Hypothetical Expenses" provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expense you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this
5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

                                                              Actual Expenses
                           ----------------------------------------------------------------------------------------
                                                                                        Bear       Bear
                                                                                      Stearns    Stearns      Bear
                            Insti-                  Cash        Admin-      Bear      Premier    Private    Stearns
                           tutional    Dollar    Management   istration    Stearns     Choice     Client    Premier
                           --------   --------   ----------   ---------   --------   --------   --------   --------
Beginning Account Value
 (05/01/05) (in Dollars)   1,000.00   1,000.00    1,000.00     1,000.00   1,000.00   1,000.00   1,000.00   1,000.00
Ending Account Value
 (10/31/05) (in Dollars)   1,011.70   1,010.40    1,009.20     1,011.20   1,007.60   1,010.40   1,009.70   1,009.70
Expenses Incurred During
 Period (05/01/05 -
 10/31/05)*                    1.01       2.28        3.54         1.52       5.06       2.28       3.04       3.04

                                                             Hypothetical Expenses
                                                          (5% return before expenses)
                           ----------------------------------------------------------------------------------------
                                                                                       Bear       Bear
                                                                                      Stearns    Stearns     Bear
                            Insti-                  Cash        Admin-      Bear      Premier    Private    Stearns
                           tutional    Dollar    Management   istration   Stearns      Choice     Client    Premier
                           --------   --------   ----------   ---------   --------   --------   --------   --------
Beginning Account Value
 (05/01/05) (in Dollars)   1,000.00   1,000.00    1,000.00     1,000.00   1,000.00   1,000.00   1,000.00   1,000.00
Ending Account Value
 (10/31/05) (in Dollars)   1,023.98   1,022.70    1,021.43     1,023.47   1,019.90   1,022.70   1,021.94   1,021.94
Expenses Incurred During
 Period (05/01/05 -
 10/31/05)*                    1.02       2.30        3.57         1.53       5.10       2.30       3.06       3.06

*For each class of the Fund, expenses are equal to the Fund's annualized expense ratio for the period of 0.20%, 0.45%, 0.70%, 0.30%, 1.00%, 0.45%, 0.60% and
0.60% for Institutional, Dollar, Cash Management, Administration, Bear Stearns,
Bear Stearns Premier Choice, Bear Stearns Private Client, and Bear Stearns
Premier, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

8

                                    MuniCash

FUND PROFILE

Top 10 State Concentration (% of portfolio)

Texas           10.1%
Ohio             5.8
New York         5.4
Florida          4.8
Massachusetts    4.2
Virginia         3.9
Michigan         3.9
Pennsylvania     3.6
Georgia          3.5
Maryland         3.4
                ----
  Total         48.6%
                ====

(Distribution - Weighted Average Maturity 45 days)

                                     [CHART]

                                    Bar chart

(1-30)       (75.8)
(31-60)       (3.1)
(61-90)       (4.3)
(91-120)      (2.3)
(121-150)     (2.5)
(Over 150)   (12.0)

--------------------------------------------------------------------------------
EXPENSE EXAMPLE

As a shareholder of the Fund, you incur ongoing costs, including advisory fees, distribution (12b-1) and service fees, where applicable; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example below is based on an investment of $1,000 invested at the beginning of the period and held for the entire period May 1, 2005 to October 31, 2005.

The information under "Actual Expenses," together with the amount you invested, allows you to estimate actual expenses paid over the reporting period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60) and multiply the result by the cost shown for your share class, in the row entitled "Expenses Incurred During Period," to estimate the expenses paid on your account during this period.

The information under "Hypothetical Expenses" provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expense you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

                                          Actual Expenses
                    --------------------------------------------------------
                                                Bear Stearns    Bear Stearns
                    Institutional    Dollar    Premier Choice      Premier
                    -------------   --------   --------------   ------------
Beginning Account
 Value (05/01/05)
 (in Dollars)          1,000.00     1,000.00      1,000.00        1,000.00
Ending Account
 Value (10/31/05)
 (in Dollars)          1,012.10     1,010.80      1,010.80        1,009.60
Expenses Incurred
 During Period
 (05/01/05 -
 10/31/05)*                1.01         2.28          2.28            3.55

                                      Hypothetical Expenses
                                   (5% return before expenses)
                    -------------------------------------------------------
                                                Bear Stearns    Bear Stearns
                    Institutional    Dollar    Premier Choice     Premier
                    -------------   --------   --------------   ------------
Beginning Account
 Value (05/01/05)
 (in Dollars)          1,000.00     1,000.00      1,000.00        1,000.00
Ending Account
 Value (10/31/05)
 (in Dollars)          1,023.98     1,022.70      1,022.70        1,021.43
Expenses Incurred
 During Period
 (05/01/05 -
 10/31/05)*                1.02         2.30          2.30            3.57

*For each class of the Fund, expenses are equal to the Fund's annualized expense ratio for the period of 0.20%, 0.45%, 0.45% and 0.70% for
Institutional, Dollar, Bear Stearns Premier Choice and Bear Stearns Premier,
respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

                                                                               9

                              California Money Fund

FUND PROFILE

(Portfolio Composition - % of Portfolio)

                                     [CHART]

                                    Pie chart

(Variable Rate Demand Notes)    (79.0)
(Master Notes)                   (4.0)
(Municipal Put Bonds)            (6.8)
(Tax Exempt Commercial Paper)   (10.2)

(Distribution - Weighted Average Maturity 19 days)

                                     [CHART]

                                    Bar chart

(1-30)       (85.7)
(31-60)      (10.0)
(61-90)       (0.1)
(91-120)      (0.8)
(121-150)     (0.1)
(Over 150)    (3.5)

--------------------------------------------------------------------------------
EXPENSE EXAMPLE

As a shareholder of the Fund, you incur ongoing costs, including advisory fees, distribution (12b-1) and service fees, where applicable; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example below is based on an investment of $1,000 invested at the beginning of the period and held for the entire period May 1, 2005 to October 31, 2005.

The information under "Actual Expenses," together with the amount you invested, allows you to estimate actual expenses paid over the reporting period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60) and multiply the result by the cost shown for your share class, in the row entitled "Expenses Incurred During Period," to estimate the expenses paid on your account during this period.

The information under "Hypothetical Expenses" provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expense you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this
5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

                                                                 Actual Expenses
                           --------------------------------------------------------------------------------------
                                                                                      Bear       Bear
                                                   Cash                             Stearns    Stearns      Bear
                            Insti-                Manage-     Admin-      Bear      Premier    Private    Stearns
                           tutional    Dollar      ment     istration   Stearns      Choice     Client    Premier
                           --------   --------   --------   ---------   --------   --------   --------   --------
Beginning Account Value
 (05/01/05) (in Dollars)   1,000.00   1,000.00   1,000.00    1,000.00   1,000.00   1,000.00   1,000.00   1,000.00
Ending Account Value
 (10/31/05) (in Dollars)   1,011.60   1,010.30   1,009.00    1,011.00   1,007.50   1,010.30   1,009.50   1,009.50
Expenses Incurred During
 Period (05/01/05 -
 10/31/05)*                    1.01       2.28       3.54        1.52       5.06       2.28       3.04       3.04

                                                              Hypothetical Expenses
                                                           (5% return before expenses)
                           --------------------------------------------------------------------------------------
                                                                                     Bear       Bear
                                                    Cash                            Stearns    Stearns     Bear
                            Insti-                Manage-      Admin-     Bear      Premier    Private    Stearns
                           tutional    Dollar      ment     istration   Stearns     Choice     Client     Premier
                           --------   --------   --------------------   --------   --------   --------   --------
Beginning Account Value
 (05/01/05) (in Dollars)   1,000.00   1,000.00   1,000.00    1,000.00   1,000.00   1,000.00   1,000.00   1,000.00
Ending Account Value
 (10/31/05) (in Dollars)   1,023.98   1,022.70   1,021.43    1,023.47   1,019.90   1,022.70   1,021.94   1,021.94
Expenses Incurred During
 Period (05/01/05 -
 10/31/05)*                    1.02       2.30       3.57        1.53       5.10       2.30       3.06       3.06

*For each class of the Fund, expenses are equal to the Fund's annualized expense ratio for the period of 0.20%, 0.45%, 0.70%, 0.30%, 1.00%, 0.45%, 0.60% and
0.60% for Institutional, Dollar, Cash Management, Administration, Bear Stearns,
Bear Stearns Premier Choice, Bear Stearns Private Client and Bear Stearns
Premier, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

10

                               New York Money Fund

FUND PROFILE

(Portfolio Composition - % of Portfolio)

                                     [CHART]

                                    Pie chart

(Variable Rate Demand Notes)   (83.8)
(Master Notes)                  (8.4)
(Municipal Put Bonds)           (1.9)
(Commercial Paper)              (5.5)
(Municipal Bonds)               (0.4)

(Distribution - Weighted Average Maturity 23 days)

                                     [CHART]

                                    Bar chart

(1-30)       (91.0)
(31-60)       (1.6)
(61-90)       (0.1)
(91-120)      (0.1)
(121-150)     (1.4)
(Over 150)    (6.0)

--------------------------------------------------------------------------------
EXPENSE EXAMPLE

As a shareholder of the Fund, you incur ongoing costs, including advisory fees, distribution (12b-1) and service fees, where applicable; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example below is based on an investment of $1,000 invested at the beginning of the period and held for the entire period May 1, 2005 to October 31, 2005.

The information under "Actual Expenses," together with the amount you invested, allows you to estimate actual expenses paid over the reporting period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60) and multiply the result by the cost shown for your share class, in the row entitled "Expenses Incurred During Period," to estimate the expenses paid on your account during this period.

The information under "Hypothetical Expenses" provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expense you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this
5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

                                                                  Actual Expenses
                           ----------------------------------------------------------------------------------------
                                                                                       Bear       Bear
                                                                                      Stearns    Stearns      Bear
                            Insti-                  Cash        Admin-       Bear     Premier    Private    Stearns
                           tutional    Dollar    Management   istration    Stearns     Choice     Client    Premier
                           --------   --------   ----------   ---------   --------   --------   --------   --------
Beginning Account Value
 (05/01/05) (in Dollars)   1,000.00   1,000.00    1,000.00     1,000.00   1,000.00   1,000.00   1,000.00   1,000.00
Ending Account Value
 (10/31/05) (in Dollars)   1,011.60   1,010.30    1,009.10     1,011.10   1,007.50   1,010.30   1,009.60   1,009.60
Expenses Incurred During
 Period (05/01/05 -
 10/31/05)*                    1.01       2.28        3.54         1.52       5.06       2.28       3.04       3.04

                                                             Hypothetical Expenses
                                                          (5% return before expenses)
                           ----------------------------------------------------------------------------------------
                                                                                       Bear       Bear
                                                                                      Stearns    Stearns     Bear
                            Insti-                  Cash        Admin-      Bear      Premier    Private    Stearns
                           tutional    Dollar    Management   istration    Stearns    Choice     Client     Premier
                           --------   --------   ----------   ---------   --------   --------   --------   --------
Beginning Account Value
 (05/01/05) (in Dollars)   1,000.00   1,000.00    1,000.00     1,000.00   1,000.00   1,000.00   1,000.00   1,000.00
Ending Account Value
 (10/31/05) (in Dollars)   1,023.98   1,022.70    1,021.43     1,023.47   1,019.90   1,022.70   1,021.94   1,021.94
Expenses Incurred During
 Period (05/01/05 -
 10/31/05)*                    1.02       2.30        3.57         1.53       5.10       2.30       3.06       3.06

*For each class of the Fund, expenses are equal to the Fund's annualized expense ratio for the period of 0.20%, 0.45%, 0.70%, 0.30%, 1.00%, 0.45%, 0.60% and
0.60% for Institutional, Dollar, Cash Management, Administration, Bear Stearns,
Bear Stearns Premier Choice, Bear Stearns Private Client and Bear Stearns
Premier, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

                                                                              11

                            BlackRock Liquidity Funds

                             STATEMENT OF NET ASSETS
                                    TEMPFUND

October 31, 2005

                                                                            Par
                                                              Maturity     (000)         Value
                                                              --------   --------   --------------
AGENCY OBLIGATIONS - 1.4%
Federal Home Loan Mortgage Corp. Variable Rate Notes - 1.4%
           3.70%(b)
                (Cost
    $400,000,986)                                             11/07/05   $400,000   $  400,000,986
                                                                                    --------------
CERTIFICATES OF DEPOSIT - 14.6%
Domestic - 4.5%
  Wachovia Bank, N.A. (A-1+, P-1)
           3.76%                                              11/01/05    234,000      234,000,000
  Wells Fargo Bank, N.A. (A-1+, P-1)
           3.76%                                              11/01/05    500,000      500,000,000
           4.02%                                              12/01/05    200,000      200,000,000
           4.01%                                              12/12/05    315,400      315,400,000
                                                                                    --------------
                                                                                     1,249,400,000
                                                                                    --------------
Yankee - 10.1%
  Banque Nationale de Paris, New York (A-1+, P-1)
           3.76%(c)                                           11/01/05    285,500      285,500,000
           4.50%(c)                                           10/19/06    320,150      320,150,000
  Canadian Imperial Bank of Commerce, New York
    (A-1, P-1)
           2.48%(c)                                           11/01/05    300,000      300,000,000
  Depfa Bank PLC, New York (A-1+, P-1)
           2.49%(c)                                           11/01/05     78,300       78,300,000
  Eurohypo AG, New York (A-1, P-1)
           3.95%(c)                                           12/07/05     52,000       52,000,000
  Natexis Banque Populaires, New York (A-1, P-1)
           3.98%(c)                                           12/13/05    285,600      284,275,530
           4.00%(c)                                           12/13/05    428,400      428,400,000
  Royal Bank of Scotland, New York (A-1+, P-1)
           4.52%(c)                                           10/20/06    165,000      165,003,868
  Societe Generale, New York (A-1+, P-1)
           3.78%(c)                                           11/01/05    917,400      917,400,000
                                                                                    --------------
                                                                                     2,831,029,398
                                                                                    --------------
TOTAL CERTIFICATES OF DEPOSIT
  (Cost $4,080,429,398)                                                              4,080,429,398
                                                                                    --------------
COMMERCIAL PAPER - 35.0%

Asset-Backed Securities - 20.2%
  Amstel Funding Corp. (A-1+, P-1)
           3.89%                                              11/29/05    182,028      181,477,264
           3.89%                                              11/30/05    366,000      364,853,098
           3.93%                                              12/13/05     96,000       95,559,840
  Amsterdam Funding Corp. (A-1, P-1)
           3.93%                                              12/06/05    100,000       99,617,917
  Blue Ridge Asset Funding Corp. (A-1, P-1)
           4.01%                                              11/28/05    339,924      338,901,679
  Brahms Funding Corp. (A-1, P-1)
           4.03%                                              11/22/05    115,000      114,729,654
  Cafco LLC (A-1+, P-1)
           3.89%                                              11/29/05    111,900      111,561,440
           3.76%                                              12/05/05    200,000      199,289,778
  Chariot Funding 4 (A-1, P-1)
           4.00%                                              11/21/05     41,205       41,113,433
  Ciesco LLC (A-1+, P-1)
           3.89%                                              11/28/05     53,600       53,443,622
  Concord Minutemen Capital Co. (A-1, P-1)
           3.73%                                              11/08/05    244,941      244,763,350
           3.71%                                              11/09/05    180,000      179,851,600
           4.01%                                              11/21/05    138,500      138,191,453
  CRC Funding LLC (A-1+, P-1)
           3.73%                                              11/09/05     75,000       74,937,833
           3.76%                                              11/29/05     84,000       83,754,347
           3.90%                                              12/01/05    147,693      147,212,998

                                                              Par
                                                Maturity     (000)             Value
                                                --------   ----------   --------------
COMMERCIAL PAPER (Continued)
Asset-Backed Securities (continued)
  Dakota Notes Program (A-1, P-1)
           3.70%(d)                             11/02/05   $   68,985   $   68,977,910
           3.75%                                11/14/05       72,000       71,902,500
  Edison Asset Securitization LLC (A-1+, P-1)
           4.06%                                11/01/05      175,000      175,000,000
  Emerald Certificates (A-1+, P-1)
           3.75%                                11/16/05       30,400       30,352,500
           3.95%                                11/29/05      212,500      211,850,458
           3.98%                                12/08/05       74,500       74,195,254
  Falcon Asset Securitzation Corp. (A-1, P-1)
           3.76%                                11/02/05       55,353       55,347,219
           3.99%(d)                             11/22/05       76,629       76,450,646
  Grampian Funding LLC (A-1+, P-1)
           3.77%                                12/06/05      123,480      123,027,411
  Jupiter Securitization Corp. (A-1, P-1)
           3.96%                                12/12/05       95,569       95,137,984
  Landesbank Baden-Wurttemberg, New York
    (A-1+, P-1)
           3.73%                                11/22/05      750,000      748,368,125
  Monument Gardens Funding LLC (A-1, P-1)
           3.77%                                11/21/05       71,000       70,851,294
  Nova Notes Program (A-1+, P-1)
           3.92%                                12/01/05       35,000       34,885,667
           4.06%                                12/07/05       50,000       49,797,000
           3.99%(d)                             12/09/05       50,000       49,789,417
  Park Avenue Receivables Corp. (A-1, P-1)
           3.98%                                11/22/05      290,000      289,325,871
  Park Granada LLC (A-1+, P-1)
           4.03%                                11/23/05      123,913      123,607,830
           4.02%                                11/28/05      108,000      107,673,975
  Park Sienna LLC (A-1+, P-1)
           4.04%                                11/28/05       45,000       44,863,650
           4.04%                                11/28/05       50,187       50,034,933
  Rabobank USA Finance Co. (A-1+, P-1)
           4.02%                                11/01/05        3,547        3,547,000
  Sheffield Receivables Corp. (A-1+, P-1)
           3.92%                                12/05/05      163,790      163,184,386
           3.94%                                12/07/05      342,000      340,652,520
  Silver Tower U.S. Funding LLC (A-1, P-1)
           4.01%                                11/28/05      145,000      144,563,912
                                                                        --------------
                                                                         5,672,646,768
                                                                        --------------
Banks - 8.8%
  Bank of America Corp. (A-1+, P-1)
           3.96%                                12/13/05      200,100      199,175,538
           4.00%                                12/13/05      327,000      325,474,000
  Barclays U.S. Funding Corp. (A-1+, P-1)
           3.75%                                11/01/05      642,050      642,050,000
  Deutsche Bank Securities, Inc. (A-1+, P-1)
           3.91%                                12/13/05    1,300,000    1,294,069,834
                                                                        --------------
                                                                         2,460,769,372
                                                                        --------------
Security Brokers & Dealers - 2.7%
  Bear Stearns Co. (A-1, P-1)
           4.01%                                12/12/05      199,430      198,519,214
  Citigroup Funding, Inc. (A-1+, P-1)
           3.77%                                12/02/05      139,000      138,548,752
  Goldman Sachs Group, Inc. (A-1, P-1)
           4.00%                                11/23/05      434,000      432,939,111
                                                                        --------------
                                                                           770,007,077
                                                                        --------------

See accompanying notes to financial statements

12

                            BlackRock Liquidity Funds

                             STATEMENT OF NET ASSETS
                              TEMPFUND (Continued)

October 31, 2005

                                                                     Par
                                                       Maturity     (000)          Value
                                                       --------   ----------   --------------
COMMERCIAL PAPER (Continued)
Short-Term Business Credit Institutions - 3.3%
  General Electric Capital Corp. (A-1+, P-1)
                 4.07%                                 11/01/05   $   75,000   $   75,000,000
                 3.98%                                 12/13/05      550,000      547,449,375
                 3.98%                                 12/13/05      300,000      298,608,750
                                                                               --------------
                                                                                  921,058,125
                                                                               --------------
TOTAL COMMERCIAL PAPER
  (Cost $9,824,481,342)                                                         9,824,481,342
                                                                               --------------
MASTER NOTES - 4.2%
Security Brokers & Dealers - 4.2%
  Bank of America Securities LLC (A-1+, P-1)
                 4.14%(b)                              11/01/05      442,450      442,450,000
  Merrill Lynch Mortgage Capital, Inc. (A-1, P-1)(e)
                 3.93%                                 11/01/05      296,000      296,000,000
  Morgan Stanley Mortgage Capital, Inc.
    (A-1, P-1)(e)
                 4.23%(b)                              11/01/05      438,000      438,000,000
                                                                               --------------
TOTAL MASTER NOTES
  (Cost $1,176,450,000)                                                         1,176,450,000
                                                                               --------------
VARIABLE RATE OBLIGATIONS - 18.9%
Banks - 3.5%
  Bank of New York Co., Inc. (A+, Aa3)
                 4.10%(b)(d)                           11/28/05      125,000      125,000,000
  LP Pinewood SPV (Wachovia Bank N.A. LOC)
    (A-1, P-1)(e)
                 4.07%(b)                              11/07/05       50,000       50,000,000
  National City Bank Cleveland (A+, Aa3)
                 3.84%(b)                              11/07/05      169,000      168,989,076
  Racers XL (A-1, P-1)
                 4.03%(b)(d)                           11/22/05      234,650      234,650,000
  U.S. Bank N.A. (AA-, Aa1)
                 4.01%(b)                              11/29/05      208,000      207,957,529
  Wells Fargo & Co. (Aa1, AA-)
                 3.91%(b)                              11/02/05      190,000      190,001,390
                                                                               --------------
                                                                                  976,597,995
                                                                               --------------
Insurance Carriers NEC - 0.9%
  Travelers Insurance Co. (A-1+, P-1)
                 4.13%(b)(f)                           01/03/06      250,000      250,000,000
                                                                               --------------
Life Insurance - 4.5%
  Allstate Life Global Funding II (Aa2, AA)
                 4.05%(b)(d)                           11/28/05       75,000       75,000,000
  Hartford Life Insurance Co. (A-1+, P-1)
                 4.12%(b)(f)                           01/03/06      200,000      200,000,000
  ING Security Life Insurance (AA3, Aa)
                 4.02%(b)(d)                           11/09/05      150,000      150,000,000
  MetLife Global Funding I (AA, Aa2)
                 4.14%(b)(d)                           11/28/05       95,000       95,000,000
  New York Life Insurance Co. (A-1+, P-1)
                 3.94%(b)(f)                           12/13/05      350,000      350,000,000
  Transamerica Occidental Life Insurance Co.
    (A-1+, P-1)
                 3.98%(b)(f)                           11/01/05      400,000      400,000,000
                                                                               --------------
                                                                                1,270,000,000
                                                                               --------------
Municipal Bonds - 0.1%
  California Housing Finance Agency RB (Taxable
    Home Meeting Project) Series 1998 DN
    (A-1+, VMIG-1)
                 3.95%(b)                              11/07/05       33,000       33,000,000
                                                                               --------------
VARIABLE RATE OBLIGATIONS (Continued)
Security Brokers & Dealers - 8.3%
  Citigroup Global Markets, Inc. (A-1+, P-1)
                 3.82%(b)                              11/03/05   $  270,000   $  270,000,000
  Goldman Sachs Group, Inc. (A-1, P-1)
                 4.03%(b)(f)                           11/21/05      333,000      333,000,000
                 3.75%(b)(d)                           12/08/05      587,990      587,990,000
  Greenwich Capital Holdings, Inc. (A-1+, P-1)
                 4.02%(b)                              11/28/05       79,900       79,900,000
  Lehman Brothers Holdings, Inc. (A-1, P-1)
                 4.11%(b)                              11/01/05      129,000      129,000,000
                 4.11%(b)                              11/01/05       54,500       54,500,000
  Merrill Lynch & Co., Inc. (A+, Aa3)
                 4.14%(b)                              11/11/05      459,000      459,091,903
                 3.95%(b)                              11/15/05      100,000      100,000,000
                 4.23%(b)                              01/19/06       50,000       50,039,478
  Morgan Stanley & Co., Inc. (A+, Aa3)
                 4.00%(b)                              11/15/05      250,000      250,044,704
                                                                               --------------
                                                                                2,313,566,085
                                                                               --------------
Short-Term Business Credit Institutions - 1.6%
  General Electric Capital Corp. (AAA, Aaa)
                 4.07%(b)                              11/17/05      447,600      447,701,855
                                                                               --------------
TOTAL VARIABLE RATE OBLIGATIONS
  (Cost $5,290,865,935)
                                                                                5,290,865,935
                                                                               --------------
TIME DEPOSITS - 5.1%
  Branch Banking & Trust Co. (A-1, P-1)
                 4.00%                                 11/01/05      325,000      325,000,000
  Manufacturers & Traders Trust Co. (A-1, P-1)
                 4.05%                                 11/01/05      400,000      400,000,000
  UBS AG, Stamford (A-1+, P-1)
                 3.97%                                 11/01/05    7,090,000      709,000,000
                                                                               --------------
TOTAL TIME DEPOSITS
  (Cost $1,434,000,000)
                                                                                1,434,000,000
                                                                               --------------
REPURCHASE AGREEMENTS - 20.6%
Deutsche Bank Securities, Inc.
                 3.76%                                 11/01/05    1,500,000    1,500,000,000
  (Agreement dated 9/20/05 to be repurchased at
    $1,506,580,000, collateralized by Federal Home
    Loan Mortgage Corp. Bonds and Federal
    National Mortgage Assoc. Bonds and Variable
    Rate Notes 3.85% to 5.00% due from 05/01/35
    to 10/01/35. The value of the collateral is
    $1,545,000,000.)
Goldman Sachs & Co.
                 4.02%                                 11/01/05    1,000,000    1,000,000,000
  (Agreement dated 10/31/05 to be repurchased at
    $1,000,111,667, collateralized by Federal Home
    Loan Mortgage Corp. Adjustable Rate Mortgage
    Notes and Federal National Mortgage Assoc.
    Bonds and Variable Rate Notes 3.67% to 7.50%
    due from 09/01/06 to 10/01/35. The value of the
    collateral is $1,030,000,000.)
Morgan Stanley & Co., Inc.
                 4.01%                                 11/01/05      245,000      245,000,000
  (Agreement dated 10/31/05 to be repurchased at
    $245,027,290, collateralized by Federal Home
    Loan Mortgage Corp. Adjustable Rate Mortgage
    Notes and Bonds, Federal National Mortgage
    Assoc. Bonds, Medium Term Notes and Variable
    Rate Notes 1.75% to 9.50% due from 11/04/05
    to 10/01/35. The value of the collateral is
    $252,494,754.)

See accompanying notes to financial statements

                                                                            13

                            BlackRock Liquidity Funds

                             STATEMENT OF NET ASSETS
                              TEMPFUND (Concluded)

October 31, 2005

                                                                    Par
                                                      Maturity     (000)           Value
                                                      --------   ----------   ---------------
REPURCHASE AGREEMENTS (Continued)
Morgan Stanley & Co., Inc.
                 4.02%                                11/01/05   $2,000,747   $ 2,000,747,000
  (Agreement dated 10/31/05 to be repurchased at
    $2,000,970,417, collateralized by Federal Home
    Loan Mortgage Corp. Adjustable Rate Mortgage
    Notes and Bonds, Federal National Mortgage
    Assoc. Bonds, Medium Term Notes and Variable
    Rate Notes 1.75% to 9.50% due from 11/04/05
    to 10/01/35. The value of the collateral is
    $2,061,951,516.)
PNC Bank, N.A.(g)
                 3.76%                                11/01/05       19,000        19,000,000
  (Agreement dated 10/31/05 to be repurchased at
    $19,001,985, collateralized by Federal National
    Mortgage Assoc. Bonds 6.00% due 08/01/34.
    The value of the collateral is $225,212,004.)
UBS Securities LLC
                 4.01%                                11/01/05    1,000,000     1,000,000,000
  (Agreement dated 10/31/05 to be repurchased at
    $1,000,111,389, collateralized by Federal Home
    Loan Mortgage Corp. Strips and Federal
    National Mortgage Assoc. Strips 0.00% due
    from 06/01/30 to 10/01/35. The value of the
    collateral is $1,030,001,347.)
                                                                              ---------------
TOTAL REPURCHASE AGREEMENTS
  (Cost $5,764,747,000)                                                         5,764,747,000
                                                                              ---------------
TOTAL INVESTMENTS IN SECURITIES - 99.8%
  (Cost $27,970,974,661(a))                                                    27,970,974,661

OTHER ASSETS IN EXCESS OF
  LIABILITIES - 0.2%                                                               68,558,191
                                                                              ---------------
NET ASSETS - 100.0%
  (Applicable to 20,234,825,145
  Institutional Shares,
  4,211,583,616 Dollar Shares,
  282,455,273 Cash Management
  Shares, 3,723,000 Cash Reserve
  Shares, 1,261,263,019 Adminis-
  tration Shares, 706,458,345 Bear
  Stearns Shares, 3,621,353 Bear
  Stearns Premier Choice Shares,
  1,018,784,721 Bear Stearns
  Private Client Shares and
  321,588,321 Bear Stearns
  Premier Shares outstanding)                                                 $28,039,532,852
                                                                              ===============

                                           Value
                                           -----
NET ASSET VALUE, OFFERING AND
  REDEMPTION PRICE PER
  INSTITUTIONAL SHARE
  ($20,229,031,164/20,234,825,145)         $1.00
                                           =====
NET ASSET VALUE, OFFERING AND
  REDEMPTION PRICE PER
  DOLLAR SHARE
    ($4,212,168,397/4,211,583,616)         $1.00
                                           =====
NET ASSET VALUE, OFFERING AND
  REDEMPTION PRICE PER
  CASH MANAGEMENT SHARE
        ($282,475,494/282,455,273)         $1.00
                                           =====
NET ASSET VALUE, OFFERING AND
  REDEMPTION PRICE PER
  CASH RESERVE SHARE
            ($3,722,806/3,723,000)         $1.00
                                           =====
NET ASSET VALUE, OFFERING AND
  REDEMPTION PRICE PER
  ADMINISTRATION SHARE
    ($1,261,354,120/1,261,263,019)         $1.00
                                           =====
NET ASSET VALUE, OFFERING AND
  REDEMPTION PRICE PER
  BEAR STEARNS SHARE
        ($706,591,786/706,458,345)         $1.00
                                           =====
NET ASSET VALUE, OFFERING AND
  REDEMPTION PRICE PER
  BEAR STEARNS PREMIER CHOICE SHARE
            ($3,618,664/3,621,353)         $1.00
                                           =====
NET ASSET VALUE, OFFERING AND
  REDEMPTION PRICE PER
  BEAR STEARNS PRIVATE CLIENT SHARE
    ($1,018,934,623/1,018,784,721)         $1.00
                                           =====
NET ASSET VALUE, OFFERING AND
  REDEMPTION PRICE PER
  BEAR STEARNS PREMIER SHARE
        ($321,635,798/321,588,321)         $1.00
                                           =====

----------
(a)  Aggregate cost for Federal income tax purposes.
(b)  Rates shown are the rates as of October 31, 2005 and maturities shown are the next interest readjustment date or the date the principal owed can be recovered through demand.
(c)  Security is a foreign domiciled issuer which is registered with the
     Securities and Exchange Commission.
(d)  Security exempt from registration under Rule 144A of the Securities Act of
     1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional investors. As of October
     31, 2005, the Fund held 5.2% of its net assets, with a current market value of $1,462,857,973, in securities restricted as to resale.
(e)  Ratings reflect those of guarantor.
(f)  Illiquid Security. As of October 31, 2005, the Fund held 5.5% of its net assets, with a current market value of $1,533,000,000 in these securities.
(g)  Represents an investment of an affiliate.

See accompanying notes to financial statements

14

                            BlackRock Liquidity Funds

                             STATEMENT OF NET ASSETS
                                    TEMPCASH

October 31, 2005

                                                                  Par
                                                    Maturity     (000)         Value
                                                    --------   --------   --------------
CERTIFICATES OF DEPOSIT - 13.1%
Domestic - 4.2%
  Wachovia Bank, N.A. (A-1+, P-1)
    3.76%                                           11/01/05   $ 94,300   $   94,300,000
  Wells Fargo Bank, N.A. (A-1+, P-1)
    3.76%                                           11/01/05    300,000      300,000,000
    4.01%                                           12/12/05    123,000      123,000,000
                                                                          --------------
                                                                             517,300,000
                                                                          --------------
Yankee - 8.9%
  Banque Nationale de Paris, New York (A-1+, P-1)
    3.76%(b)                                        11/01/05     99,500       99,500,000
    4.50%(b)                                        10/19/06    132,000      132,000,000
  Canadian Imperial Bank of Commerce, New York
    (A-1, P-1)
    2.48%(b)                                        11/01/05     97,500       97,500,000
  Credit Suisse First Boston, New York (A-1, P-1)
    4.06%(b)                                        11/01/05    250,000      250,000,000
  Eurohypo AG, New York (A-1, P-1)
    3.70%(b)                                        11/09/05    126,000      125,896,400
    3.95%(b)                                        12/07/05     23,000       23,000,000
  Natexis Banque Populaires, New York (A-1, P-1)
    3.98%(b)                                        12/13/05    114,400      113,869,470
    4.00%(b)                                        12/13/05    171,600      171,600,000
  Royal Bank of Scotland, New York (A-1+, P-1)
    4.52%(b)                                        10/20/06     67,620       67,621,585
                                                                          --------------
                                                                           1,080,987,455
                                                                          --------------
TOTAL CERTIFICATES OF DEPOSIT
  (Cost $1,598,287,455)                                                    1,598,287,455
                                                                          --------------
COMMERCIAL PAPER - 32.6%
Asset-Backed Securities - 18.3%
  Amstel Funding Corp. (A-1+, P-1)
    3.89%                                           11/29/05     75,000      74,773,083
    3.89%                                           11/30/05    125,000     124,608,299
    3.93%                                           12/20/05    106,000     105,432,988
  Blue Ridge Asset Funding Corp. (A-1, P-1)
    4.01%                                           11/28/05    130,400     130,007,822
  Cafco LLC (A-1+, P-1)
    3.91%                                           12/06/05     50,000      49,809,931
  CC USA, Inc. (A-1+, P-1)
    3.95%                                           01/13/06      2,600       2,579,175
  Check Point Charlie, Inc. (P-1, F-1+)
    3.90%                                           11/09/05     20,005      19,987,662
    3.98%(c)                                        11/22/05     66,100      65,946,538
    4.02%                                           11/28/05     41,000      40,876,385
  Concord Minutemen Capital Co. (A-1, P-1)
    3.73%                                           11/08/05     59,080      59,037,151
    3.71%                                           11/09/05     63,000      62,948,060
    4.03%                                           11/18/05     61,622      61,504,730
    4.01%                                           11/21/05     54,000      53,879,700
  CRC Funding LLC (A-1+, P-1)
    3.73%                                           11/09/05     25,000      24,979,278
  Cullinan Finance Corp. (A-1+, P-1)
    3.94%                                           12/16/05     27,549      27,413,321
  Dakota Notes Program (A-1, P-1)
    3.70%(c)                                        11/02/05     22,000      21,997,739
    3.75%                                           11/14/05     26,000      25,964,792
  Emerald Certificates (A-1+, P-1)
    3.75%                                           11/16/05     11,000      10,982,812
    3.98%                                           11/29/05     90,000      89,724,900
    3.98%                                           12/08/05     30,500      30,375,238

                                                                  Par
                                                    Maturity     (000)         Value
                                                    --------   --------   --------------
COMMERCIAL PAPER (Continued)
Asset-Backed Securities (continued)
  Fairway Finance Ltd. (A-1, P-1)
    3.96%                                           12/12/05   $ 45,000   $  44,797,306
  Falcon Asset Securitzation Corp. (A-1, P-1)
    3.76%                                           11/02/05     18,700      18,698,047
    4.00%                                           11/21/05     10,000       9,977,778
  Grampian Funding LLC (A-1+, P-1)
    3.77%                                           12/06/05     44,520      44,356,822
  Jupiter Securitization Corp. (A-1, P-1)
    3.74%                                           11/22/05     12,512      12,484,703
    3.96%                                           12/12/05     42,550      42,358,099
  Lake Constance Funding LLC (A-1+, P-1)
    3.77%                                           12/01/05     69,875      69,655,476
    3.94%                                           12/16/05     22,100      21,991,158
  Landale Funding LLC (A-1+, P-1)
    3.93%                                           11/15/05    104,615     104,455,113
  Landesbank Baden-Wurttemberg, New York
    (A-1+, P-1)
    3.73%                                           11/22/05    250,000     249,456,042
  Nova Notes Program (A-1+, P-1)
    3.76%                                           11/16/05     50,000      49,921,667
  Park Granada LLC (A-1+, P-1)
    3.89%                                           11/28/05     27,262      27,182,463
    4.02%                                           11/28/05     50,000      49,849,062
    4.03%                                           11/28/05    100,000      99,697,750
    3.98%                                           12/02/05     30,000      29,897,183
  Park Sienna LLC (A-1+, P-1)
    4.04%                                           11/28/05     40,000      39,878,800
  Sheffield Receivables Corp. (A-1+, P-1)
    3.92%                                           12/05/05     70,000      69,741,175
  Silver Tower U.S. Funding LLC (A-1, P-1)
    4.01%                                           11/28/05     50,000      49,849,625
  Transamerica Secured Liquidity Notes (A-1+, P-1)
    4.07%                                           11/01/05     43,756      43,756,000
  Victory Receivables Corp. (A-1, P-1)
    4.02%                                           11/23/05     63,424      63,268,188
                                                                          --------------
                                                                           2,224,102,061
                                                                          --------------
Banks - 7.3%
  Bank of America Corp. (A-1+, P-1)
    3.96%                                           12/13/05     50,000       49,769,000
    4.00%                                           12/13/05    127,000      126,407,334
  Barclays U.S. Funding Corp. (A-1+, P-1)
    3.75%                                           11/01/05    320,000      320,000,000
  Deutsche Bank Securities, Inc. (A-1+, P-1)
    3.91%                                           12/13/05    400,000      398,175,333
                                                                          --------------
                                                                             894,351,667
                                                                          --------------
Life Insurance - 0.8%
  Irish Life and Permanent Corp. (A-1, P-1)
    3.76%                                           12/01/05    100,000       99,686,667
                                                                         --------------
Mortgage Bankers & Correspondents - 2.8%
  Countrywide Financial Corp. (A-1, P-2)
    3.78%                                           11/01/05     48,000      48,000,000
    4.05%                                           11/01/05     59,552      59,552,000
    4.03%                                           11/23/05    100,000      99,753,722
    4.04%                                           11/28/05     50,000      49,848,500
    4.05%                                           11/28/05     80,000      79,757,000
                                                                          --------------
                                                                             336,911,222
                                                                          --------------

See accompanying notes to financial statements

                                                                              15

                           BlackRock Liquidity Funds

                             STATEMENT OF NET ASSETS
                              TEMPCASH (Continued)

October 31, 2005

                                                                     Par
                                                       Maturity     (000)        Value
                                                       --------   --------   --------------
COMMERCIAL PAPER (Continued)
Security Brokers & Dealers - 1.8%
  Citigroup Funding, Inc. (A-1+, P-1)
    3.77%                                              12/02/05   $ 50,600   $   50,435,733
  Goldman Sachs Group, Inc. (A-1, P-1)
    4.00%                                              11/23/05    163,500      163,100,333
                                                                             --------------
                                                                                213,536,066
                                                                             --------------
Short-Term Business Credit Institutions - 1.6%
  General Electric Capital Corp. (A-1+, P-1)
    3.98%                                              12/13/05    200,000      199,072,500
                                                                             --------------
TOTAL COMMERCIAL PAPER
  (Cost $3,967,660,183)                                                       3,967,660,183
                                                                             --------------
MASTER NOTES - 4.1%
Security Brokers & Dealers - 4.1%
  Bank of America Securities LLC (A-1+, P-1)
    4.14%(d)                                           11/01/05    166,200      166,200,000
  Merrill Lynch Mortgage Capital, Inc. (A-1, P-1)(e)
    3.93%                                              11/01/05    116,000      116,000,000
  Morgan Stanley Mortgage Capital, Inc.
    (A-1, P-1)(e)
    4.23%(d)                                           11/01/05    219,000      219,000,000
                                                                             --------------
TOTAL MASTER NOTES
  (Cost $501,200,000)                                                           501,200,000
                                                                             --------------
VARIABLE RATE OBLIGATIONS - 26.6%
Asset-Backed Securities - 1.3%
  Links Finance LLC (AAA, Aaa)
    3.84%(c)(d)                                        11/01/05     25,000       25,001,351
    3.83%(c)(d)                                        11/07/05     22,550       22,547,175
  Wachovia Asset Securitization, Inc. Series
    04-HM1, Class A (AAA, Aaa)
    4.03%(c)(d)                                        11/25/05     49,717       49,716,757
  Wachovia Asset Securitization, Inc. Series
    04-HM2, Class A (AAA, Aaa)
    4.03%(c)(d)                                        11/25/05     60,282       60,282,482
                                                                             --------------
                                                                                157,547,765
                                                                             --------------
Banks - 6.1%
  All Seasons Funding LLC (Federal Home Loan
    Bank Guaranty) (Aaa)(e)
    4.08%(d)                                           11/07/05      3,995        3,995,000
  Dewberry IV LLP (Mercantile Safe Deposit & Trust
    LOC) (AA-)(e)
    4.11%(d)                                           11/07/05     16,000       16,000,000
  Gables of Germantown (Marshall & Illsely Bank
    LOC) (A-1, P-1)(e)
    4.15%(d)                                           11/07/05     15,000       15,000,000
  Green Knight Economic Development Series 2004
    (Fulton Bank LOC) (A-1)(e)
    4.21%(d)                                           11/07/05      2,560        2,560,000
  HBOS Treasury Services PLC (A-1+, P-1)
    3.88%(d)                                           11/01/05     45,000       45,014,464
    4.01%(c)(d)                                        12/27/05    150,000      150,000,000
  Laurel Grocery Co. LLC (US Bank N.A. LOC)
    (A-1, P-1)(e)
    4.08%(d)                                           11/07/05      1,425        1,425,000
  MB & B Holdings LLC (Marshall & Ilsley Bank
    LOC) (A-1, P-1)(e)
    4.15%(d)                                           11/03/05     10,675       10,675,000
  North Square Associates LLP (Marshall & Ilsley
    Bank LOC) (A-1, P-1)(e)
    4.15%(d)                                           11/07/05     14,715       14,715,000

                                                                    Par
                                                       Maturity    (000)         Value
                                                       --------   --------   ------------
VARIABLE RATE OBLIGATIONS (Continued)
Banks (continued)
  Oxford Capital Enterprise LLC (National City Bank
    of Cleveland LOC) (A-1, P-1)(e)
    4.08%(d)                                           11/07/05   $  3,925   $  3,925,000
  Park Street Properties I LLC (U.S. Bank LOC)
    (Aa1)(e)
    4.02%(d)                                           11/02/05      9,000      9,000,000
  Park Village (Bank One N.A. LOC) (A-1+, P-1)(e)
    4.17%(d)                                           11/03/05      6,955      6,955,000
  Prospect Aggregates, Inc. (Fulton Bank LOC)
    (A-1)(e)
    4.21%(d)                                           11/03/05      8,800      8,800,000
  Racers XL (A-1, P-1)
    3.86%(c)(d)                                        11/21/05    223,600    223,600,000
    4.03%(c)(d)                                        11/22/05    102,655    102,655,000
  Shipley Group LP (Fulton Bank LOC) (VMIG-1)(e)
    4.21%(d)                                           11/07/05     15,935     15,935,000
  Tom Gill LLC (U.S. Bank N.A. LOC) (A-1, P-1)(e)
    4.10%(d)                                           11/07/05      1,565      1,565,000
  Westpac Banking Corp. (AA-, Aa3)(e)
    3.84%(d)                                           12/12/05    108,250    108,250,000
                                                                             ------------
                                                                              740,069,464
                                                                             ------------
Life Insurance - 6.2%
  Allstate Life Global Funding II (AA, Aa2)
    4.03%(c)(d)                                        11/16/05    100,000    100,000,000
    4.05%(c)(d)                                        11/28/05     40,000     40,000,000
  Allstate Life Insurance Co. (A-1+, P-1)
    3.95%(d)(f)                                        11/01/05     50,000     50,000,000
  MetLife Global Funding I (AA, Aa2)
    4.14%(c)(d)                                        11/28/05     40,000     40,000,000
  Monumental Life Insurance Co. (A-1+, P-1)
    4.00%(d)(f)                                        12/01/05    200,000    200,000,000
  New York Life Insurance Co. (A-1+, P-1)
    3.94%(d)(f)                                        12/13/05    300,000    300,000,000
  Transamerica Occidental Life Insurance Co.
    (A-1+, P-1)
    4.01%(d)(f)                                        12/01/05     26,000     26,000,000
                                                                             ------------
                                                                              756,000,000
                                                                             ------------
Municipal Bonds - 1.5%
  American National Fish & Wildlife Museum of
    Missouri RB Series 2004B DN (Commerce Bank
    NA LOC) (A-1)(e)
    4.18%(d)                                           11/07/05      1,000      1,000,000
  California Housing Finance Agency RB Series
    2000 DN (A-1)
    4.01%(d)                                           11/07/05     44,900     44,900,000
  Massachusetts State Housing Finance Agency RB
    (Avalon Flanders Project) Series 2004A DN
    (Morgan Guaranty Trust LOC) (A-1+)(e)
    4.02%(d)                                           11/07/05     22,045     22,045,000
  New York State Dormitory Authority RB Series
    (Taxable Project) 2005A DN (A-1+, F-1+)
    4.03%(d)                                           11/07/05     15,525     15,525,000
  New York State Housing Finance Agency RB
    Series 2003B DN (VMIG-1)
    3.95%(d)                                           11/07/05     22,900     22,900,000
  Santa Rosa California RB Series 2004 DN (Bank
    One N.A. LOC) (A-1+, F1+)(e)
    4.02%(d)                                           11/03/05     42,000     42,000,000

See accompanying notes to financial statements

16

                            BlackRock Liquidity Funds

                             STATEMENT OF NET ASSETS
                              TEMPCASH (Continued)

October 31, 2005

                                                                      Par
                                                        Maturity     (000)         Value
                                                        --------   --------   --------------
VARIABLE RATE OBLIGATIONS (Continued)
Municipal Bonds (continued)
  Savannah College Georgia RB (Art & Design
    Project) Series 2004 DN (A-1+)(e)
               4.07%(d)                                 11/03/05   $  7,500   $    7,500,000
  Texas State GO Series 2004D DN (Dexia Credit
    Local SBPA) (A-1+, VMIG-1)(e)
               4.00%(d)                                 11/02/05      4,945        4,945,000
  Texas State GO Series 2004E DN (Dexia Credit
    Local SBPA) (A-1+, VMIG-1)(e)
               4.00%(d)                                 11/02/05      9,400        9,400,000
  Utah Telecommunication Open RB (Infrastructure
    Agency Project) Series 2004 DN (Bank of
    America LOC) (A-1+)(e)
               4.00%(d)                                 11/07/05      8,000        8,000,000
                                                                              --------------
                                                                                 178,215,000
                                                                              --------------
Security Brokers & Dealers - 9.2%
  Bear Stearns & Co., Inc. (A, A1)
               4.08%(d)                                 11/28/05     64,000       64,000,000
  Citigroup Global Markets, Inc. (A-1+, P-1)
               3.82%(d)                                 11/03/05    143,400      143,399,884
  Goldman Sachs Group, Inc. (A-1, P-1)
               3.75%(c)(d)                              12/08/05    212,010      212,010,000
  Greenwich Capital Holdings, Inc. (A-1+, P-1)
               4.02%(d)                                 11/28/05     34,000       34,000,000
  Lehman Brothers Holdings, Inc. (A-1, P-1)
               4.11%(d)                                 11/01/05     67,500       67,500,000
  Merrill Lynch & Co., Inc. (A+, Aa3)
               4.14%(d)                                 11/11/05    300,000      300,087,022
               4.23%(d)                                 01/19/06     20,000       20,015,791
  Morgan Stanley & Co., Inc. (A-1, P-1)
               4.14%(d)                                 11/01/05     81,040       81,040,000
               4.00%(d)                                 11/15/05    200,000      200,034,168
                                                                              --------------
                                                                               1,122,086,865
                                                                              --------------
Short-Term Business Credit Institutions - 2.3%
  General Electric Capital Corp. (AAA, Aaa)
               4.04%(d)                                 11/09/05    116,000      116,013,346
               4.07%(d)                                 11/17/05    163,760      163,831,217
                                                                              --------------
                                                                                 279,844,563
                                                                              --------------
TOTAL VARIABLE RATE OBLIGATIONS
  (Cost $3,212,263,657)                                                        3,233,763,657
                                                                              --------------
TIME DEPOSITS - 13.8%
  ING Bank (Internationale Nederland) (A-1, P-1)
               4.02%                                    11/01/05    363,000      363,000,000
  Societe Generale (A-1+, P-1)
               3.95%                                    11/01/05    500,000      500,000,000
  UBS AG, Stamford (A-1+, P-1)
               3.97%                                    11/01/05    815,000      815,000,000
                                                                              --------------
TOTAL TIME DEPOSITS
  (Cost $1,678,000,000)                                                        1,678,000,000
                                                                              --------------

                                                                      Par
                                                        Maturity     (000)         Value
                                                        --------   --------   ---------------
REPURCHASE AGREEMENTS - 9.8%
Deutsche Bank Securities, Inc.
               3.76%                                    11/01/05   $300,000   $   300,000,000
  (Agreement dated 09/20/05 to be repurchased at
    $301,316,000, collateralized by Federal Home
    Loan Mortgage Corp. Bonds, Adjustable Rate
    Mortgage Notes, Federal National Mortgage
    Assoc. Bonds, Variable Rate Notes, Government
    National Mortgage Assoc. Bonds and Vendee
    Mortgage Trust 3.68% to 6.50% due from
    02/15/19 to 10/15/35. The value of the collateral
    is $309,000,000.)
Morgan Stanley & Co., Inc.
               4.02%                                    11/01/05    892,984       892,984,000
  (Agreement dated 10/31/05 to be repurchased at
    $893,083,717, collateralized by Federal Home
    Loan Bank Bonds, Financing Corp. Strips,
    Resolution Funding Corp. Strips, and Strip
    Principals 0.00% to 4.63% due from 12/15/05 to
    01/15/21. The value of the collateral is
    $920,607,259.)
                                                                              ---------------
TOTAL REPURCHASE AGREEMENTS
  (Cost $1,192,984,000)
                                                                                1,192,984,000
                                                                              ---------------
TOTAL INVESTMENTS IN SECURITIES -  100.0%
  (Cost $12,171,895,295(a))
                                                                               12,171,895,295
OTHER ASSETS IN EXCESS OF
  LIABILITIES - 0.0%
                                                                                      968,476
                                                                              ---------------
NET ASSETS -  100.0%
  (Applicable to 11,580,153,873
  Institutional Shares, 595,735,769
  Dollar Shares, 2,262 Bear
  Stearns Premier Shares and
  2,167 Bear Stearns Premier
  Choice Shares outstanding)                                                  $12,172,863,771
                                                                              ===============

See accompanying notes to financial statements

                                                                              17

                            BlackRock Liquidity Funds

                             STATEMENT OF NET ASSETS
                              TEMPCASH (Concluded)

October 31, 2005

                                      Value
                                      -----
NET ASSET VALUE, OFFERING AND
  REDEMPTION PRICE PER
  INSTITUTIONAL SHARE
  ($11,576,986,722/11,580,153,873)    $1.00
                                      =====
NET ASSET VALUE, OFFERING AND
  REDEMPTION PRICE PER
  DOLLAR SHARE
  ($595,872,626/595,735,769)          $1.00
                                      =====
NET ASSET VALUE, OFFERING AND
  REDEMPTION PRICE PER
  BEAR STEARNS PREMIER SHARE
  ($2,256/2,262)                      $1.00
                                      =====
NET ASSET VALUE, OFFERING AND
  REDEMPTION PRICE PER
  BEAR STEARNS PREMIER CHOICE SHARE
  ($2,167/2,167)                      $1.00
                                      =====

----------
(a)  Aggregate cost for Federal income tax purposes.
(b)  Security is a foreign domiciled issuer which is registered with the
     Securities and Exchange Commission.
(c)  Security exempt from registration under Rule 144A of the Securities Act of
     1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional investors. As of October
     31, 2005, the Fund held 9.1% of its net assets, with a current market value of $1,113,757,043, in securities restricted as to resale.
(d)  Rates shown are the rates as of October 31, 2005 and maturities shown are the next interest readjustment date or the date the principal owed can be recovered through demand.
(e)  Ratings reflect those of guarantor.
(f)  Illiquid Security. As of October 31, 2005, the Fund held 4.7% of its net assets, with a current market value of $576,000,000 in these securities.

See accompanying notes to financial statements

18

                            BlackRock liquidity funds

                             STATEMENT OF NET ASSETS
                                     FEDFUND

October 31, 2005

                                                                            Par
                                                              Maturity     (000)        Value
                                                              --------   --------   ------------
AGENCY OBLIGATIONS - 26.5%
Federal Farm Credit Bank Variable Rate Notes - 13.9%
               3.76%(b)                                       11/01/05   $ 95,000   $ 94,983,308
               3.78%(b)                                       11/01/05     10,000      9,999,715
               3.78%(b)                                       11/01/05     35,000     35,000,133
               3.78%(b)                                       11/01/05    172,000    172,004,178
               3.80%(b)                                       11/01/05     40,000     40,000,285
               3.87%(b)                                       11/14/05     80,000     80,012,730
                                                                                    ------------
                                                                                     432,000,349
                                                                                    ------------
Federal Home Loan Bank Bonds - 0.2%
               2.10%(c)                                       10/13/06      7,415      7,254,242
                                                                                    ------------
Federal Home Loan Bank Discount Notes - 0.4%
               3.72%(c)                                       11/01/05     11,576     11,576,000
                                                                                    ------------
Federal Home Loan Bank Variable Rate Notes - 8.0%
               3.10%(b)                                       11/01/05    100,000     99,959,140
               3.89%(b)                                       11/21/05    150,000    149,928,295
                                                                                    ------------
                                                                                     249,887,435
                                                                                    ------------
Federal Home Loan Mortgage Corp. Discount Notes - 0.6%
               4.23%(c)                                       09/27/06     20,000     19,224,500
                                                                                    ------------
Federal National Mortgage Assoc. Discount Notes - 1.8%
               3.69%(c)                                       11/01/05     55,321     55,321,000
                                                                                    ------------
Federal National Mortgage Assoc. Variable Rate Notes - 1.6%
               3.77%(b)                                       11/07/05     50,000     49,968,430
                                                                                    ------------
TOTAL AGENCY OBLIGATIONS
  (Cost $825,231,956)                                                                825,231,956
                                                                                    ------------
REPURCHASE AGREEMENTS - 79.8%
Deutsche Bank Securities, Inc.
               3.76%                                          11/01/05    348,000    348,000,000
  (Agreement dated 09/20/05 to be repurchased at
    $349,526,560, collateralized by Federal Home
    Loan Mortgage Corp. Bonds and Adjustable
    Rate Mortgage Notes, Federal National
    Morgage Assoc. Variable Rate Notes and Bonds
    3.88% to 6.00% due 05/01/14 to 09/01/35. The
    market value is $358,440,000.)
Deutsche Bank Securities, Inc.
               3.73%                                          11/15/05    100,000    100,000,000
  (Agreement dated 08/22/05 to be repurchased at
    $100,880,694, collateralized by Federal Home
    Loan Mortgage Corp. Bonds and Adjustable
    Rate Mortgage Notes, Federal National
    Morgage Assoc. Variable Rate Notes and Bonds
    3.88% to 6.00% due 05/01/14 to 09/01/35. The
    market value is $103,000,000.)
Deutsche Bank Securities, Inc.
               3.94%                                          12/13/05    200,000    200,000,000
  (Agreement dated 10/04/05 to be repurchased at
    $201,532,222, collateralized by Federal Home
    Loan Mortgage Corp. Bonds and Adjustable
    Rate Mortgage Notes, Federal National
    Morgage Assoc. Variable Rate Notes and Bonds
    3.88% to 6.00% due 05/01/14 to 09/01/35. The
    market value is $206,000,000.)
Goldman Sachs & Co.
               4.02%                                          11/01/05    250,000    250,000,000
  (Agreement dated 10/31/05 to be repurchased at
    $250,027,917, collateralized by Federal National
    Mortgage Assoc. Variable Rate Notes and
    Bonds 4.00% to 7.00% due from 06/01/18 to
    04/01/35. The market value is $257,500,000.)

                                                                           Par
                                                              Maturity     (000)        Value
                                                              --------   --------   ------------
REPURCHASE AGREEMENTS (Continued)
Merrill Lynch Government Securities, Inc.
               3.98%                                          11/01/05   $ 78,580   $ 78,580,000
  (Agreement dated 10/31/05 to be repurchased at
    $78,588,687, collateralized by Federal Home
    Loan Bank Notes and U.S. Treasury Notes
    4.12% to 5.25% due from 08/15/08 to 06/15/20.
    The market value is $80,183,600.)
Merrill Lynch Government Securities, Inc.
               4.02%                                          11/01/05    250,000    250,000,000
  (Agreement dated 10/31/05 to be repurchased at
    $250,027,917, collaterized by Federal Home
    Loan Mortgage Corp. Adjustable Rate Mortgage
    Notes and Bonds and Government National
    Mortgage Assoc. Bonds 0.00% to 6.99% due
    from 12/15/14 to 08/16/42. The market value is
    $257,502,035.)
Merrill Lynch Government Securities, Inc.
               3.75%                                          12/01/05    150,000    150,000,000
  (Agreement dated 09/01/05 to be repurchased at
    $151,421,875, collateralized by Federal Home
    Loan Mortgage Corp. Bonds and Federal
    National Morgage Assoc. Bonds 4.00% to 6.00%
    due from 11/15/11 to 03/25/31. The market
    value is $154,501,664.)
Morgan Stanley & Co., Inc.
               3.75%                                          11/01/05    200,000    200,000,000
  (Agreement dated 09/20/05 to be repurchased at
    $200,875,000, collateralized by Federal Home
    Loan Mortgage Corp. Bonds, Federal National
    Mortgage Assoc. Variable Rate Notes, Bonds,
    and Medium Term Notes 3.21% to 6.50% due
    from 01/18/07 to 11/01/35. The market value is
    $206,820,199.)
Morgan Stanley & Co., Inc.
               4.01%                                          11/01/05    205,000    205,000,000
  (Agreement dated 10/31/05 to be repurchased at
    $205,022,835, collateralized by Federal Home
    Loan Mortgage Corp. Bonds, Federal National
    Mortgage Assoc. Variable Rate Notes, Bonds,
    and Medium Term Notes 3.21% to 6.50% due
    from 01/18/07 to 11/01/35. The market value is
    $211,990,704.)
Morgan Stanley & Co., Inc.
               4.02%                                          11/01/05    250,000    250,000,000
  (Agreement dated 10/31/05 to be repurchased at
    $250,027,917, collateralized by Federal Home
    Loan Mortgage Corp. Bonds, Federal National
    Mortgage Assoc. Variable Rate Notes, Bonds,
    and Medium Term Notes 3.21% to 6.50% due
    from 01/18/07 to 11/01/35. The market value is
    $258,525,249.)
PNC Bank, N.A.(d)
               3.76%                                          11/01/05     52,900     52,900,000
  (Agreement dated 10/31/05 to be repurchased at
    $52,905,529, collateralized by Federal National
    Morgage Assoc. Bonds 5.00% due 07/01/20. The
    market value is $185,180,559.)
UBS Securities LLC
               3.78%                                          11/01/05    200,000    200,000,000
  (Agreement dated 10/04/05 to be repurchased at
    $200,588,000, collateralized by Federal Home
    Loan Mortgage Corp. Strips 0.00% due
    08/01/35. The market value is $206,003,193.09.)

See accompanying notes to financial statements.

                                                                              19

                            BlackRock Liquidity Funds

                             STATEMENT OF NET ASSETS
                               FEDFUND (Concluded)

October 31, 2005

                                                                Par
                                                   Maturity     (000)        Value
                                                   --------   --------   --------------
REPURCHASE AGREEMENTS (Continued)
UBS Securities LLC
  4.03%                                            12/13/05   $200,000   $  200,000,000
  (Agreement dated 11/01/05 to be repurchased at
    $200,940,333, collateralized by Federal Home
    Loan Mortgage Corp. Strips 0.00% due from
    08/01/35. The market value is $206,003,193.)
                                                                         --------------
TOTAL REPURCHASE AGREEMENTS
  (Cost $2,484,480,000)                                                   2,484,480,000
                                                                         --------------
TOTAL INVESTMENTS IN SECURITIES -  106.3%
  (Cost $3,309,711,956(a))                                                3,309,711,956

LIABILITIES IN EXCESS OF OTHER
  ASSETS -  (6.3)%
(Including $200,000,000 of investment purchases
  payable)                                                                 (196,978,426)
                                                                         --------------
NET ASSETS -  100.0%
  (Applicable to 2,320,015,691
  Institutional Shares, 372,503,651
  Dollar Shares, 1,546,926 Cash
  Reserve Shares, 43,476,470
  Administration Shares, 47,180,226
  Bear Stearns Shares, 2,168 Bear
  Stearns Premier Choice Shares,
  241,904,414 Bear Stearns Private
  Client Shares and 86,116,037 Bear
  Stearns Premier Shares
  outstanding)                                                           $3,112,733,530
                                                                         ==============

NET ASSET VALUE, OFFERING AND
  REDEMPTION PRICE PER
  INSTITUTIONAL SHARE
  ($2,320,001,092/2,320,015,691)                                         $         1.00
                                                                         ==============
NET ASSET VALUE, OFFERING AND
  REDEMPTION PRICE PER
  DOLLAR SHARE
      ($372,459,733/372,503,651)                                         $         1.00
                                                                         ==============
NET ASSET VALUE, OFFERING AND
  REDEMPTION PRICE PER
  CASH RESERVE SHARE
          ($1,547,101/1,546,926)                                         $         1.00
                                                                         ==============
NET ASSET VALUE, OFFERING AND
  REDEMPTION PRICE PER
  ADMINISTRATION SHARE
        ($43,479,919/43,476,470)                                         $         1.00
                                                                         ==============
NET ASSET VALUE, OFFERING AND
  REDEMPTION PRICE PER
  BEAR STEARNS SHARE
        ($47,204,527/47,180,226)                                         $         1.00
                                                                         ==============
NET ASSET VALUE, OFFERING AND
  REDEMPTION PRICE PER
  BEAR STEARNS PREMIER CHOICE SHARE
                  ($2,168/2,168)                                         $         1.00
                                                                         ==============
NET ASSET VALUE, OFFERING AND
  REDEMPTION PRICE PER
  BEAR STEARNS PRIVATE CLIENT SHARE
      ($241,912,968/241,904,414)                                         $         1.00
                                                                         ==============
NET ASSET VALUE, OFFERING AND
  REDEMPTION PRICE PER
  BEAR STEARNS PREMIER SHARE
        ($86,126,022/86,116,037)                                         $         1.00
                                                                         ==============

(a)  Aggregate cost for Federal income tax purposes.
(b)  Rates shown are the rates as of October 31, 2005 and maturities shown are the next interest readjustment date or the date the principal owed can be recovered through demand.
(c)  The rate shown is the effective yield on the discount notes at the time of purchase.
(d)  Represents an investment in an affiliate.

See accompanying notes to financial statements.

20

                           BlackRock Liquidity Funds

                            STATEMENT OF NET ASSETS
                                     T-FUND

October 31, 2005

                                                                     Par
                                                        Maturity    (000)         Value
                                                        --------   --------   -------------
REPURCHASE AGREEMENTS - 100.2%
Deutsche Bank Securities, Inc.
  3.95%                                                 11/01/05   $900,000   $ 900,000,000
  (Agreement dated 10/31/05 to be repurchased at
    $900,098,750, collateralized by U.S. Treasury
    Inflation Indexed Securities, Strips, and Strips
    Principals 0.00% to 4.25% due from 01/15/10 to
    11/15/26. The value of the collateral is
$918,000,428.)
Greenwich Capital Markets, Inc.
  3.93%                                                 11/01/05    100,000     100,000,000
  (Agreement dated 10/31/05 to be repurchased at
    $100,010,917, collateralized by U.S. Treasury
    Strips and Principals 0.00% to 11.75% due from
    11/15/05 to 05/15/30. The value of the collateral
    is $102,000,407.)
J.P. Morgan Securities, Inc.
  3.93%                                                 11/01/05    700,000     700,000,000
  (Agreement dated 10/31/05 to be repurchased at
    $700,076,417, collateralized by U.S. Treasury
    Notes, U.S. Treasury Strips and Strips
    Principals 0.00% to 11.75% due from 11/15/14
    to 08/15/29. The value of the collateral is
$714,000,670.)
Lehman Brothers, Inc.
  3.92%                                                 11/01/05    700,000     700,000,000
  (Agreement dated 10/31/05 to be repurchased at
    $700,076,222, collateralized by U.S. Treasury
    Inflation Indexed Securities and Notes 0.00% to
    4.88% due from 10/31/06 to 04/15/29. The value
    of the collateral is $714,000,050.)
Morgan Stanley & Co., Inc.
  3.93%                                                 11/01/05    607,151     607,151,000
  (Agreement dated 10/31/05 to be repurchased at
    $607,217,281, collateralized by U.S. Treasury
    Strip Principals 7.88% to 9.00% due from
    11/15/18 to 05/15/21. The value of the collateral
    is $619,294,181.)
UBS Securities LLC
  3.93%                                                 11/01/05    525,000     525,000,000
  (Agreement dated 10/31/05 to be repurchased at
    $525,057,313, collateralized by U.S. Inflation
    Indexed Securities 2.00% due 01/15/14. The
    value of the collateral is $535,503,333.)
UBS Securities LLC
  3.93%                                                 11/01/05    110,000     110,000,000
  (Agreement dated 10/31/05 to be repurchased at
    $110,012,008, collateralized by U.S. Inflation
    Indexed Securities 2.00% due 01/15/14. The
    value of the collateral is $112,200,494.)
UBS Securities LLC
  3.96%                                                 12/30/05    200,000     200,000,000
  (Agreement dated 10/25/05 to be repurchased at
    $201,452,000, collateralized by U.S. Treasury
    Bills and Inflation Indexed Securities 0.00% to
    2.00% due from 11/17/05 to 01/15/14. The value
    of the collateral is $204,503,004.)
                                                                              -------------
TOTAL REPURCHASE AGREEMENTS
  (Cost $3,842,151,000)                                                       3,842,151,000
                                                                              -------------

                                                Value
                                            -------------
TOTAL INVESTMENTS IN SECURITIES -  100.2%
  (Cost $3,842,151,000(a))                  $3,842,151,000

LIABILITIES IN EXCESS OF OTHER
  ASSETS -  (0.2)%                              (9,095,639)
                                            --------------
NET ASSETS -  100.0%
  (Applicable to 2,958,518,333
  Institutional Shares, 728,280,539
  Dollar Shares, 126,530,839 Cash
  Management Shares and
  19,832,608 Administration
  Shares outstanding)                       $3,833,055,361
                                            ==============
NET ASSET VALUE, OFFERING AND
  REDEMPTION PRICE PER
  INSTITUTIONAL SHARE
  ($2,958,523,831/2,958,518,333)            $        1.00
                                            =============
NET ASSET VALUE, OFFERING AND
  REDEMPTION PRICE PER
  DOLLAR SHARE
      ($728,167,774/728,280,539)            $        1.00
                                            =============
NET ASSET VALUE, OFFERING AND
  REDEMPTION PRICE PER
  CASH MANAGEMENT SHARE
      ($126,531,492/126,530,839)            $        1.00
                                            =============
NET ASSET VALUE, OFFERING AND
  REDEMPTION PRICE PER
  ADMINISTRATION SHARE
        ($19,832,264/19,832,608)            $        1.00
                                            =============

----------
(a) Aggregate cost for Federal income tax purposes.

See accompanying notes to financial statements.

                                                                              21

                            BlackRock Liquidity Funds

                             STATEMENT OF NET ASSETS
                               FEDERAL TRUST FUND

October 31, 2005

                              Par
                 Maturity    (000)        Value
                 --------   -------   ------------
AGENCY OBLIGATIONS - 111.5%
Federal Farm Credit Bank Discount Notes - 2.7%
      3.72%(b)   11/02/05   $   750   $    749,923
      3.72%(b)   11/04/05     1,960      1,959,392
      3.80%(b)   12/06/05       374        372,618
      3.93%(b)   11/28/05       400        398,821
                                      ------------
                                         3,480,754
                                      ------------
Federal Farm Credit Bank Variable Rate Notes - 34.1%
      3.75%(c)   11/01/05    10,000      9,997,439
      3.76%(c)   11/01/05     4,250      4,249,567
      3.78%(c)   11/01/05     5,000      5,000,246
      3.80%(c)   11/01/05    10,000     10,000,071
      3.76%(c)   11/04/05     5,000      4,999,351
      3.92%(c)   11/25/05    10,000      9,999,046
                                      ------------
                                        44,245,720
                                      ------------
Federal Home Loan Bank Bonds - 0.8%
      2.10%      10/13/06     1,000        978,320
                                      ------------
Federal Home Loan Bank Discount Notes - 62.0%
      3.70%(b)   11/01/05     4,000      4,000,000
      3.68%(b)   11/02/05     3,000      2,999,693
      3.70%(b)   11/02/05     4,672      4,671,520
      3.71%(b)   11/02/05     4,443      4,442,542
      3.72%(b)   11/02/05    15,000     14,998,450
      3.74%(b)   11/02/05       746        745,923
      3.78%(b)   11/02/05       128        127,987
      3.55%(b)   11/04/05    10,000      9,997,042
      3.68%(b)   11/04/05     1,881      1,880,423
      3.84%(b)   11/04/05       450        449,856
      3.80%(b)   12/02/05       153        152,499
      3.77%(b)   12/13/05       497        494,813
      3.82%(b)   12/13/05       210        209,064
      3.72%(b)   11/01/05    17,763     17,763,000
      3.96%(b)   11/30/05    15,000     14,953,800
      3.93%(b)   12/09/05     2,500      2,489,629
                                      ------------
                                        80,376,241
                                      ------------
Federal Home Loan Bank Variable Rate Notes - 3.9%
      3.89%(c)   11/21/05     5,000     4,997,610
                                      ------------
Tennessee Valley Authority Discount Notes - 8.0%
      3.66%(b)   11/03/05    10,000      9,997,966
      3.70%(b)   11/03/05       429        428,912
                                      ------------
                                        10,426,878
                                      ------------
TOTAL AGENCY OBLIGATIONS
  (Cost $144,505,523)                  144,505,523
                                      ------------
TOTAL INVESTMENTS IN SECURITIES -  111.5%
  (Cost $144,505,523(a))               144,505,523
LIABILITIES IN EXCESS OF OTHER
  ASSETS - (11.5)%                     (14,906,925)
                                      ------------
NET ASSETS - 100.0%
  (Applicable to 110,743,446
  Institutional Shares and
  18,856,313 Dollar Shares
  outstanding)                        $129,598,598
                                      ============

                                Value
                                -----
NET ASSET VALUE, OFFERING AND
  REDEMPTION PRICE PER
  INSTITUTIONAL SHARE
  ($110,741,499/110,743,446)    $1.00
                                =====
NET ASSET VALUE, OFFERING AND
  REDEMPTION PRICE PER
  DOLLAR SHARE
    ($18,857,099/18,856,313)    $1.00
                                =====

----------
(a)  Aggregate cost for Federal income tax purposes.
(b)  The rate shown is the effective yield on the discount notes at the time of purchase.
(c)  Rates shown are the rates as of October 31, 2005 and maturities shown are the next interest readjustment date or the date the principal owed can be recovered through demand.

See accompanying notes to financial statements.

22

                            BlackRock Liquidity Funds

                             STATEMENT OF NET ASSETS
                               TREASURY TRUST FUND

October 31, 2005

                               Par
                 Maturity     (000)          Value
                 --------   --------   --------------
U.S. TREASURY OBLIGATIONS - 108.5%
U.S. Treasury Bills - 108.5%
    3.47%        11/10/05   $224,138   $  223,943,560
    3.52%        11/17/05      7,662        7,650,013
    3.53%        11/17/05    168,000      167,736,427
    3.43%        11/25/05     43,123       43,024,392
    3.62%        11/25/05     75,000       74,819,200
    3.63%        11/25/05     75,000       74,818,500
    3.41%        12/01/05     50,000       49,857,917
    3.41%        12/08/05     50,000       49,824,918
    3.41%        12/15/05     50,000       49,791,611
    3.46%        12/15/05     50,000       49,788,250
    3.49%        12/22/05     50,000       49,752,721
    3.51%        12/22/05     50,000       49,751,375
    3.43%        01/05/06     57,000       56,646,996
    3.51%        01/05/06     50,000       49,682,899
    3.64%        01/12/06     57,000       56,585,325
    3.78%        01/19/06     57,000       56,527,185
    3.84%        01/26/06     57,000       56,477,665
    3.89%        02/02/06    100,000       99,016,694
    3.60%        02/09/06     25,000       24,750,000
                                       --------------
                                        1,290,445,648
                                       --------------

TOTAL INVESTMENTS IN SECURITIES - 108.5%
  (Cost $1,290,445,648(a))              1,290,445,648
LIABILITIES IN EXCESS OF OTHER
  ASSETS - (8.5)%
(Including $99,016,694 of
  investment purchases payable)          (100,926,660)
                                       --------------
NET ASSETS - 100.0%
  (Applicable to 806,603,358
  Institutional Shares, 207,063,028
  Dollar Shares, 21,928,466 Cash
  Management Shares and
  154,215,433 Administration
  Shares outstanding)                  $1,189,518,988
                                       ==============

NET ASSET VALUE, OFFERING AND
  REDEMPTION PRICE PER
  INSTITUTIONAL SHARE
  ($806,380,656/806,603,358)                    $1.00
                                                =====
NET ASSET VALUE, OFFERING AND
  REDEMPTION PRICE PER
  DOLLAR SHARE
  ($206,998,825/207,063,028)                    $1.00
                                                =====
NET ASSET VALUE, OFFERING AND
  REDEMPTION PRICE PER
  CASH MANAGEMENT SHARE
    ($21,928,575/21,928,466)                    $1.00
                                                =====
NET ASSET VALUE, OFFERING AND
  REDEMPTION PRICE PER
  ADMINISTRATION SHARE
  ($154,210,932/154,215,433)                    $1.00
                                                =====

----------
(a)  Cost for Federal income tax purposes is $1,290,447,369.

See accompanying notes to financial statements.

                                                                              23

                           BlackRock Liquidity Funds

                            STATEMENT OF NET ASSETS
                                    MUNIFUND

October 31, 2005

                                                                    Par
                                                        Maturity    (000)       Value
                                                        --------   -------   -----------
MUNICIPAL BONDS - 99.6%
Alabama - 5.2%
  Alabama Housing Finance Authority Multi Family
    Housing RB (Rime Village Hoover Project)
    Series 1996A DN (Federal National Mortgage
    Assoc. Guaranty) (A-1+)
    2.76%(b)                                            11/07/05   $10,265   $10,265,000
  Columbia IDRB (Alabama Power Co. Project)
    Series 1995B DN (The Southern Co. Guaranty)
    (A-1, VMIG-1)
    2.71%(b)                                            11/01/05    18,300    18,300,000
  Columbia IDRB (Alabama Power Co. Project)
    Series 1999A DN (The Southern Co. Guaranty)
    (A-1, VMIG-1)
    2.71%(b)                                            11/01/05    30,450    30,450,000
  Cullman Medical Park RB (South Medical Clinic
    Board Project) (Merrill Lynch P-Float Trust
    Receipts) Series 2005-121 DN (Lloyds Bank
    LOC) (VMIG-1)
    2.76%(b)                                            11/07/05    11,100    11,100,000
  Eutaw Industrial Development Board PCRB
    (Alabama Power Co. Project) Series 1998 DN
    (A-1, VMIG-1)
    2.71%(b)                                            11/01/05     5,200     5,200,000
  Jefferson County GO Warrants Series 2001B DN
    (Morgan Guaranty Trust LOC, Bayerische
    Landesbank Girozentrale SBPA) (A-1+, VMIG-1)
    2.69%(b)                                            11/01/05    85,415    85,415,000
                                                                             -----------
                                                                             160,730,000
                                                                             -----------
Alaska - 0.5%
  Anchorage Wastewater RB Series 2004C-25 DN
    (VMIG-1)
    2.72%(b)                                            11/07/05     1,000     1,000,000
  Anchorage Water RB (Wachovia Merlots Trust
    Receipts) Series 2004C-32 MB (MBIA Insurance,
    Wachovia Bank N.A. SBPA) (MIG-1)
    2.85%(c)                                            04/20/06     3,130     3,130,000
  Matanuska-Susitna Borough RB (Wachovia
    Merlots Trust Receipts) Series 2001A-114 DN
    (FGIC Insurance, Wachovia Bank N.A. SBPA)
    (A-1)
    2.72%(b)                                            11/07/05     3,150     3,150,000
  Valdez Marine Terminal RB (Exxon Pipeline Co.
    Project) Series 1993C DN (A-1+, VMIG-1)
    2.60%(b)                                            11/01/05     9,450     9,450,000
                                                                             -----------
                                                                              16,730,000
                                                                             -----------
Arizona - 0.6%
  Arizona State Transportation Highway Revenue
    Board RB (Citibank Trust Receipts) Series
    2005R ROC-II-425 DN (Citibank Liquidity
    Facility) (A-1+)
    2.74%(b)(c)                                         11/07/05     3,365     3,365,000
  Colorado Public Highway Authority RB (Merrill
    Lynch P-Float Trust Receipts) Series 2005
    PZ-46 DN (MBIA Insurance, Merrill Lynch & Co.
    SBPA)
    2.78%(b)                                            11/07/05     5,960     5,960,000
  Phoenix GO (Citigroup Trust Receipts) Series
    2005R-416 ROC-RR-II DN (Citibank Liquidity
    Facility) (VMIG-1)
    2.74%(b)                                            11/07/05     4,400     4,400,000
  Pima County IDRB (El Dorado Hospital Project)
    Series 2004 DN (Branch Banking & Trust Co.
    LOC) (VMIG-1)
    2.72%(b)                                            11/07/05     5,400     5,400,000
                                                                             -----------
                                                                              19,125,000
                                                                             -----------

                                                                    Par
                                                        Maturity    (000)       Value
                                                        --------   -------   -----------
MUNICIPAL BONDS (Continued)
Arkansas - 0.5%
  Arkansas Housing Finance Authority RB (Baptist
    Health Project) Series 1995 DN (MBIA
    Insurance) (A-1+)
    2.75%(b)                                            11/07/05   $15,400   $15,400,000
                                                                             -----------
California - 4.5%
  California Department of Water Resource Power
    Supply RB Series 2002C-4 DN (Morgan
    Guaranty Trust LOC) (A-1+, VMIG-1)
    2.74%(b)                                            11/07/05    35,800    35,800,000
  California Department of Water Resource Power
    Supply RB Series 2002C-6 DN (Kredietbank
    LOC) (A-1+, VMIG-1)
    2.74%(b)                                            11/07/05     8,100     8,100,000
  California GO (Merrill Lynch P-Float Trust
    Receipts) Series 2003-PA-1231 DN
    (Kredietbank N.V. LOC) (A-1)
    2.72%(b)                                            11/07/05     5,500     5,500,000
  California Health Facilities Financing Authority RB
    Series 1999 PA-587 DN (Merrill Lynch Capital
    Services Guaranty) (A-1+)
    2.76%(b)                                            11/07/05     8,095     8,095,000
  California Statewide Communities Development
    Authority Multi-Family RB (Merrill Lynch
    P-Float Trust Receipts) Series 2000 PT-1268 DN
    (Merrill Lynch & Co. Guaranty) (A-1+)
    2.76%(b)                                            11/07/05    14,600    14,600,000
  Chino Basin Regulatory Financing Authority RB
    (Merrill Lynch P-Float Trust Receipts) Series
    2005 PT-2773 DN (AMBAC Insurance)
    2.72%(b)                                            11/07/05     3,340     3,340,000
  Irvine Public Facilities & Infrastructure Authority
    Lease RB (Capital Improvement Project) Series
    1985 DN (State Street Bank & Trust Co. LOC)
    (VMIG-1)
    2.68%(b)                                            11/07/05     2,050     2,050,000
  Irvine Unified School District Special Tax RB
    (Community Facilities District No. 01 Project)
    Series 2003 DN (Bank of New York LOC)
    (VMIG-1)
    2.66%(b)                                            11/01/05    10,100    10,100,000
  Los Angeles Wastewater Systems Subordinate RB
    Series 2001A DN (FGIC Insurance) (A-1+, MIG-1)
    2.15%(b)                                            11/07/05     8,500     8,500,000
  Metropolitan Water District of Southern California
    Waterworks RB Series 2003C-1 DN (Dexia
    Credit LOC) (A-1+, VMIG-1)
    2.63%(b)                                            11/07/05        50        50,000
  Puttable Floating Option Tax-Exempt Receipts RB
    (Regular Floats PZP-009 Mode A) Series 2005
    DN (FGIC Insurance) (F-1+)
    2.80%(b)                                            11/07/05     9,190     9,190,000
  Puttable Floating Option Tax-Exempt Receipts RB
    Series 2005-PZP-005 DN (Multiple LOCs,
    Merrill Lynch & Co. Inc. SBPA) (AAA, F-1+)
    2.80%(b)                                            11/07/05    13,500    13,500,000
  San Diego Public Facilities Financing Authority
    Lease RB (Merrill Lynch P-Float Trust Receipts)
    Series 2002 PPT-1002C DN (Kredietbank LOC)
    (A-1)
    2.75%(b)                                            11/07/05    20,000    20,000,000
                                                                             -----------
                                                                             138,825,000
                                                                             -----------

See accompanying notes to financial statements.

24

                            BlackRock Liquidity Funds

                             STATEMENT OF NET ASSETS
                              MUNIFUND (Continued)

October 31, 2005

                                                                  Par
                                                     Maturity    (000)       Value
                                                     --------   -------   -----------
MUNICIPAL BONDS (Continued)
Colorado - 3.0%
  Alamosa County Hospital RB (San Luis Valley
    Regional Medical Center Project) Series 2005
    DN (U.S. Bank N.A. LOC) (A-1+)
    2.75%(b)                                         11/07/05   $11,355   $11,355,000
  Colorado Education Loan Program RB Series 2005
    TRAN (SP-1+, MIG-1)
    4.00%                                            08/07/06    16,500    16,661,299
  Colorado Educational & Cultural Facilities
    Authority RB (Denver Museum Project) Series
    2001 DN (Bank One N.A. LOC) (A-1)
    2.71%(b)                                         11/07/05       400       400,000
  Colorado Health Facilities Authority RB (Merrill
    Lynch P-Float Trust Receipts) Series 2002
    PZ-89 DN (Merrill Lynch Guaranty) (A-1)
    2.78%(b)(c)                                      11/07/05    14,940    14,940,000
  Colorado Health Facilities Authority RB (Total
    Long-Term Care Project) Series 2002 DN (U.S.
    Bank N.A. LOC) (A-1+)
    2.70%(b)                                         11/07/05     5,150     5,150,000
  Colorado Housing & Finance Authority RB (Single
    Family Mortgage Project) Series 2005-1B5 MB
    (SP-1, MIG-1)
    2.75%                                            07/05/06    10,000    10,000,000
  Colorado State General Fund RB Series 2005
    TRAN (SP-1+, MIG-1)
    4.00%                                            06/27/06    20,000    20,174,050
  Denver Urban Renewal Authority Tax Increment
    RB (Merrill Lynch P-Float Trust Receipts)
    Series 2004 PT-999 DN (Lloyds Bank SBPA)
    (A-1, AA-)
    2.79%(b)(c)                                      11/07/05     9,400     9,400,000
  East Cherry Creek Valley RB (Water & Sanitation
    Project) Series 2004 DN (MBIA Insurance, Dexia
    Bank SPBA) (A-1+)
    2.60%(b)                                         11/03/05     3,500     3,500,000
                                                                          -----------
                                                                           91,580,349
                                                                          -----------
Connecticut - 1.3%
  Connecticut Health & Educational Facilities
    Authority RB (Quinnipac University Project)
    Series 2001F DN (Radian Credit LOC, J.P.
    MorganChase LOC)) (A-1+)
    2.71%(b)                                         11/01/05     2,600     2,600,000
  Connecticut Health & Educational Facilities
    Authority RB (Yale University Project) Series
    1999U-2 DN (A-1+, VMIG-1)
    2.68%(b)                                         11/07/05    19,100    19,100,000
  Connecticut Health & Educational Facilities RB
    (Yale University Project) Series 2001 V-1 DN
    (A-1+, VMIG-1)
    2.72%(b)                                         11/01/05    20,000    20,000,000
                                                                          -----------
                                                                           41,700,000
                                                                          -----------
Delaware - 0.5%
  Delaware Economic Development Authority RB
    (St. Anne's Episcopal School Project) Series
    2001 DN (Wilmington Trust Co. LOC) (A-1)
    2.80%(b)                                         11/07/05     2,000     2,000,000
  Delaware Economic Development Authority RB
    (St. Edmonds Academy Project) Series 2005 DN
    (Mercantile Safe Deposit & Trust Bank LOC)
    (VMIG-1)
    2.70%(b)                                         11/07/05     5,500     5,500,000

                                                                  Par
                                                     Maturity    (000)       Value
                                                     --------   -------   -----------
MUNICIPAL BONDS (Continued)
Delaware (continued)
  New Castle County Student Housing Authority RB
    (University Courtyard Appartments Project)
    Series 2005 DN (Bank of New York LOC)
    (VMIG-1)
    2.73%(b)                                         11/07/05   $ 5,000   $ 5,000,000
  Sussex County IDRB (Rehoboth Mall Project)
    Series 2001A DN (M&T Bank Corp. LOC) (A-1)
    2.78%(b)                                         11/07/05     3,125     3,125,000
                                                                          -----------
                                                                           15,625,000
                                                                          -----------
District of Columbia - 0.4%
  District of Columbia RB (Arts & Technology
    Academy Project) Series 2002 DN (M&T Bank
    Corp. LOC) (VMIG-1)
    2.75%(b)                                         11/07/05     3,730     3,730,000
  District of Columbia RB (Hospital for Sick
    Children Project) Series 2005 DN (SunTrust
    Bank LOC) (VMIG-1)
    2.70%(b)                                         11/07/05     4,450     4,450,000
  District of Columbia RB Series 2001 DN (SunTrust
    Bank LOC) (VMIG-1)
    2.70%(b)                                         11/07/05     1,700     1,700,000
  District of Columbia Water & Sewer Authority
    Public Utilities RB Series 2002A-64 DN
    (Wachovia Bank N.A. LOC) (VMIG-1)
    2.72%(b)                                         11/07/05     2,275     2,275,000
                                                                          -----------
                                                                           12,155,000
                                                                          -----------
Florida - 2.3%
  Broward County GO (Wachovia Merlots Trust
    Receipts) Series 2004B-9 DN (Wachovia Bank
    N.A. SBPA) (A-1)
    2.72%(b)(d)                                      11/07/05     5,630     5,630,000
  Broward County Municipal Securities Trust
    Certificates RB (Bear Stearns Trust Receipts)
    Series 2002 DN (FSA Insurance) (A-1)
    2.74%(b)(c)                                      11/07/05    14,000    14,000,000
  Florida Board of Education GO (Eagle Tax Exempt
    Trust Receipts) Series 2003A DN (Citibank
    SBPA) (A-1+)
    2.74%(b)                                         11/07/05     4,945     4,945,000
  Florida Housing Finance Corp. Multi Family RB
    (Merrill Lynch P-Float Trust Receipts) Series
    2000 PT-1234 DN (Merrill Lynch Capital
    Services SBPA) (A-1)
    2.79%(b)(c)                                      11/07/05    15,195    15,195,000
  Florida Juvenile Department RB (Wachovia Merlot
    Trust Receipts) Series 2000-OOO DN (MBIA
    Insurance) (VMIG-1)
    2.72%(b)                                         11/07/05    11,480    11,480,000
  Florida Local Government Finance Association RB
    Series 2005 MB (A-1, P-1)
    2.70%                                            12/15/05     2,406     2,406,000
  Highlands County Health Facilities Authority RB
    (Adventist Health System Project) Series 2000B
    DN (MBIA Insurance, Bank of America SBPA)
    (A-1+, VMIG-1)
    2.70%(b)                                         11/07/05     7,500     7,500,000
  Miami Beach Health Facilities Authority RB
    (CitiGroup Trust Receipts) Series ROC-II-R DN
    (Citibank SBPA) (VMIG-1)
    2.78%(b)                                         11/07/05     2,095     2,095,000

See accompanying notes to financial statements.

                                                                              25

                           BlackRock Liquidity Funds

                            STATEMENT OF NET ASSETS
                              MUNIFUND (Continued)

October 31, 2005

                                                                     Par
                                                        Maturity    (000)       Value
                                                        --------   -------   -----------
MUNICIPAL BONDS (Continued)
Florida (continued)
  Pinellas County Housing Finance Authority RB
    Series 2004A DN (Rabobank SBPA, CDC
    Funding Insurance) (VMIG-1)
    2.79%(b)                                            11/07/05   $ 2,595   $ 2,595,000
  Tampa RB (Volunteers of America Project) Series
    2005 DN (Wachovia Bank N.A. LOC)
    2.80%(b)                                            11/07/05     3,900     3,900,000
                                                                             -----------
                                                                              69,746,000
                                                                             -----------
Georgia - 2.2%
  Appling County Development Authority PCRB
    (Oglethorpe Power Corp. Project) Series 2002
    DN (MBIA Insurance, J.P. Morgan Chase Bank
    SBPA) (A-1+)
    2.75%(b)                                            11/07/05     2,415     2,415,000
  Athens-Clarke County Unified Government
    Development Authority RB (University of
    Georgia Athletic Association Project) Series
    2005B DN
    2.71%(b)                                            11/01/05     8,000     8,000,000
  Atlanta Water & Wastewater (Citibank Eagle Trust
    Receipts) RB Series 2005 DN (FSA Insurance,
    Citibank Liquidty Facility) (A-1+)
    2.74%(b)                                            11/07/05     5,000     5,000,000
  Bibb County Methodist Home Development
    Authority RB Series 2001 DN (SunTrust Bank
    LOC) (VMIG-1)
    2.70%(b)                                            11/07/05     3,080     3,080,000
  Clayton County Hospital Authority Anticipation
    Certificates RB Series 1998B DN (SunTrust
    Bank LOC) (Aa3)
    2.70%(b)                                            11/07/05     1,840     1,840,000
  Cobb County Development Authority RB (Boy
    Scouts of America Atlanta Project) Series 2001
    DN (SunTrust Bank LOC) (VMIG-1)
    2.70%(b)                                            11/07/05     3,000     3,000,000
  Cobb County Development Authority RB (Highland
    Park Associates Project) Series 1998 DN
    (SunTrust Bank LOC)
    2.70%(b)                                            11/07/05     2,900     2,900,000
  Dekalb County Housing Authority Multi Family
    Housing RB (Clairmont Crest Project) Series
    1995 DN (Federal National Mortgage Assoc.
    Guaranty) (A-1+, VMIG-1)
    2.70%(b)                                            11/07/05       400       400,000
  Forsyth County School District GO Series 2004A-6
    DN (FSA Insurance, CDC Liquidity) (A-1+)
    2.74%(b)                                            11/07/05     3,025     3,025,000
  Fulton County Development Authority RB (Epstein
    School Project) Series 1997 DN (SunTrust Bank
    LOC) (Aa3)
    2.70%(b)                                            11/07/05     1,900     1,900,000
  Fulton County Development Authority RB (Mount
    Vernon Presbyterian School Project) Series
    2005 DN (Branch Banking & Trust LOC)
    (VMIG-1)
    2.72%(b)                                            11/07/05     3,000     3,000,000
  Fulton County Development Authority RB (Trinity
    School Project) Series 2001 DN (SunTrust Bank
    LOC) (VMIG-1)
    2.70%(b)                                            11/07/05     2,000     2,000,000
  Fulton County Residential Care Facilities RB
    (Canterbury Court Project) Series 2004C DN
    (HSH Nordbank LOC) (A-1+)
    2.72%(b)                                            11/07/05    13,500    13,500,000

                                                                     Par
                                                        Maturity    (000)       Value
                                                        --------   -------   -----------
MUNICIPAL BONDS (Continued)
Georgia (continued)
  Georgia Local Government Certificates RB Series
    2002O DN (MBIA Insurance, Bank of America
    N.A. Liquidity Facility) (A-1+)
    2.78%(b)                                            11/07/05   $ 1,310   $ 1,310,000
  Gwinnett County Development Authority RB
    (Wesleyan School Income Project) Series 2005
    DN (SunTrust Bank LOC) (VMIG-1)
    2.70%(b)                                            11/07/05     3,000     3,000,000
  Gwinnett County Hospital Authority Anticipation
    Certificates RB Series 2002 DN (SunTrust Bank
    LOC) (A-1+)
    2.70%(b)                                            11/07/05     3,000     3,000,000
  La Grange Development Authority RB Series 2001
    DN (SunTrust Bank LOC) (VMIG-1)
    2.70%(b)                                            11/07/05     1,000     1,000,000
  Macon-Bibb County Hospital Authority RB (The
    Medical Center of Central Georgia Project)
    Series 1998 DN (SunTrust Bank LOC) (A-1+)
    2.70%(b)                                            11/07/05     3,000     3,000,000
  Medical Center Hospital Authority RB (Spring
    Harbor at Green Island Project) Series 2004 DN
    (Bank of Scotland LOC) (F-1+)
    2.70%(b)                                            11/07/05     2,300     2,300,000
  Metropolitan Atlanta Rapid Transportation
    Authority GO Series 2005 TECP (Dexia LOC)
    (A-1+, P-1)
    2.65%                                               11/07/05     5,000     5,000,000
                                                                             -----------
                                                                              68,670,000
                                                                             -----------
Hawaii - 1.0%
  Hawaii GO (Citibank Eagle Trust Receipts) Series
    2002 DN (FSA Insurance) (A-1+)
    2.74%(b)                                            11/07/05     3,600     3,600,000
  Hawaii Municipal Securities Trust Certificates GO
    (Bear Stearns Municipal Trust Certificates)
    Series 2002A-9049 DN (AMBAC Insurance, Bear
    Stearns Capital Markets Liquidity Facility) (A-1)
    2.74%(b)(c)                                         11/07/05     8,760     8,760,000
  Hawaii Municipal Securities Trust Certificates GO
    (Bear Stearns Municipal Trust Certificates)
    Series 2002A-9051 DN (FSA Insurance) (A-1)
    2.75%(b)(c)                                         11/07/05     9,990     9,990,000
  Hawaii Pacific Health Special Purpose RB
    (Department of Budget & Finance Project)
    Series 2004B DN (Radian Asset Assurance
    Guaranty, Bank of Nova Scotia Liquidity Facility)
    (A-1+, F-1+)
    2.80%(b)                                            11/07/05     7,500     7,500,000
                                                                             -----------
                                                                              29,850,000
                                                                             -----------
Illinois - 6.8%
  Boone, McHenry & Dekalb Counties GO (Merrill
    Lynch P-Float Trust Receipts) Series 2005
    PZ-50 DN (MBIA Insurance Guaranty) (F-1+)
    2.78%(b)                                            11/07/05     2,730     2,730,000
  Central Lake County Action Water Agency RB
    (Wachovia Merlots Trust Receipts) Series
    2003B-18 DN (MBIA Insurance, Wachovia Bank
    N.A. Liquidity Facility) (VMIG-1)
    2.72%(b)                                            11/07/05     4,975     4,975,000
  Chicago Board of Education GO (Wachovia Merlots
    Trust Receipts) Series 1999A-47 DN (FGIC
    Insurance, Wachovia Bank N.A. LOC) (A-1)
    2.72%(b)                                            11/07/05     3,090     3,090,000

See accompanying notes to financial statements.

26

                            BlackRock Liquidity Funds

                             STATEMENT OF NET ASSETS
                              MUNIFUND (Continued)

October 31, 2005

                                                                     Par
                                                        Maturity    (000)       Value
                                                        --------   -------   -----------
MUNICIPAL BONDS (Continued)
Illinois (continued)
  Chicago Board of Education GO Series 2005 PZ-60
    DN (FGIC Insurance, Merrill Lynch & Co. SBPA)
    (F-1+)
    2.78%(b)                                            11/07/05   $ 2,045   $ 2,045,000
  Chicago Board of Education Municipal Securities
    Trust Certificates RB (Bear Stearns Trust
    Receipts) Series 2001 DN (FSA Insurance, Bear
    Stearns Capital Markets Liquidity Facility) (A-1)
    2.75%(b)(c)                                         11/07/05     4,695     4,695,000
  Chicago GO (Wachovia Merlots Trust Receipts)
    Series 2000W DN (AMBAC Insurance, Wachovia
    Bank N.A. Liquidity Facility) (VMIG-1)
    2.72%(b)                                            11/07/05     2,000     2,000,000
  Chicago GO Tender Notes Series 2004 MB (State
    Street Bank & Trust Co. LOC) (SP-1+, MIG-1)
    2.20%(b)                                            12/08/05     4,000     4,000,000
  Chicago O'Hare International Airport RB
    (Wachovia Merlot Trust Receipts) Series
    2002A-25 DN (MBIA Insurance, Wachovia Bank
    N.A. Liquidity Facitility) (VMIG-1)
    2.72%(b)                                            11/07/05     5,295     5,295,000
  Chicago Park District RB (Citibank Eagle Tax
    Exempt Trust Receipts) Series 2002-1306 DN
    (FGIC Insurance, Citibank Liquidity Facility)
    (A-1+)
    2.74%(b)                                            11/07/05     5,345     5,345,000
  Chicago Sales Tax RB (Wachovia Merlots Trust
    Receipts) Series 2000AAA DN (FSA Insurance)
    (VMIG-1)
    2.72%(b)                                            11/07/05     5,000     5,000,000
  Chicago Sales Tax RB (Wachovia Merlots Trust
    Receipts) Series 2005A-13 DN (Wachovia Bank
    N.A. SBPA) (VMIG-1)
    2.80%(b)                                            07/05/06     8,275     8,275,000
  Chicago Wastewater Transmission RB Series 2004
    PZ-40 DN (MBIA Insurance, Merrill Lynch & Co.
    SBPA)
    2.78%(b)                                            11/07/05     2,115     2,115,000
  Cook County Capital Improvement GO (Wachovia
    Merlot Trust Receipts) Series 2002C DN
    (AMBAC Insurance, Wachovia Bank N.A.
    Liquidity Facility) (VMIG-1)
    2.72%(b)                                            11/07/05     3,500     3,500,000
  Du Page County Municipal Securities Trust
    Certificates RB (Bear Stearns Trust Receipts)
    Series 2001A DN (FSA Insurance, Bear Stearns
    SBPA) (A-1)
    2.75%(b)(c)                                         11/07/05    15,970    15,970,000
  Illinois Dedicated Tax RB (Macon Trust
    Certificates) Series 2002N DN (AMBAC
    Insurance) (A-1+)
    2.80%(b)                                            11/07/05     2,935     2,935,000
  Illinois Development Finance Authority RB
    (Merrill Lynch P-Floats Trust Receipts) Series
    2005PZ-80 DN (Merrill Lynch & Co. Liquidity
    Facility) (VMIG-1)
    2.78%(b)                                            11/07/05    12,035    12,035,000
  Illinois Educational Facilities Authority RB (Macon
    Trust Certificates) Series 2005D DN (Bank of
    America N.A. SBPA) (A-1+)
    2.74%(b)                                            11/07/05     2,780     2,780,000
  Illinois Educational Facility Authority RB (Aurora
    University Project) Series 2002 DN (Fifth Third
    Bank N.A. LOC) (VMIG-1)
    2.77%(b)                                            11/07/05     1,800     1,800,000

                                                                     Par
                                                        Maturity    (000)       Value
                                                        --------   -------   -----------
MUNICIPAL BONDS (Continued)
Illinois (continued)
  Illinois Finance Authority RB (Gas Supply Project)
    Series 2005-1142 DN (AMBAC Insurance,
    Morgan Stanley Liquidity Facility) (A-1)
    2.73%(b)                                            11/07/05   $15,390   $15,390,000
  Illinois GO (ABN-AMRO Munitops Trust
    Certificates) Series 2002-23 MB (MBIA
    Insurance) (MIG-1)
    2.88%                                               11/23/05    12,375    12,375,000
  Illinois GO (Wachovia Merlots Trust Receipts)
    Series 2002 DN (MBIA Insurance, Wachovia
    Bank N.A. Liquidity Facility) (VMIG-1)
    2.72%(b)                                            11/07/05     5,620     5,620,000
  Illinois GO (Wachovia Merlots Trust Reciepts)
    Series 2002 DN (MBIA Insurance, Wachovia
    Bank N.A. SBPA) (VMIG-1)
    2.72%(b)                                            11/07/05     2,495     2,495,000
  Illinois Health Facilities Authority Municipal
    Securities Trust Certificates RB (Bear Stearns
    Trust Receipts) Series 2002 DN (MBIA
    Insurance, Bear Stearns Capital Markets
    Liquidity Facility) (A-1)
    2.75%(b)(c)                                         11/07/05    14,865    14,865,000
  Illinois Regional Transportation Authority RB
    (Wachovia Merlots Trust Receipts) Series
    2002A-24 DN (Wachovia Bank N.A. SBPA)
    (VMIG-1)
    2.72%(b)                                            11/07/05    13,585    13,585,000
  Lake County First Preservation District GO
    (Citibank Trust Receipts) Series 2003R ROC-II
    DN (Citibank Liquidity Facility) (A-1+)
    2.74%(b)                                            11/07/05     1,985     1,985,000
  Metropolitan Pier & Exposition Authority
    Dedicated Tax Restructure RB (Merrill Lynch
    P-Floats Trust Receipts) Series 2005-PZ-52 DN
    (Merrill Lynch & Co. SBPA)
    2.78%(b)                                            11/07/05     7,570     7,570,000
  Metropolitan Pier & Exposition Authority
    Dedicated Tax Restructure RB (Merrill Lynch
    P-Floats Trust Receipts) Series 2005-PZ-84 DN
    (Merrill Lynch & Co. SBPA)
    2.78%(b)                                            11/07/05    15,465    15,465,000
  Metropolitan Pier & Exposition Authority RB (Bear
    Stearns Trust Certificates) Series 2005A-224
    DN (MBIA Insurance, Bear Stearns Capital
    Markets Liquidity Facility) (VMIG-1)
    2.85%(b)(c)                                         11/07/05     4,455     4,455,000
  Metropolitan Pier & Exposition Authority RB
    (Dedicated State Tax Receipts) Series 2005Z-5
    DN (MBIA Insurance, Goldman Sachs Liquidity
    Facility) (F-1+)
    2.78%(b)(c)                                         11/07/05     5,000     5,000,000
  Metropolitan Pier & Exposition Authority RB
    (Dedicated State Tax Receipts) Series
    2005PZ-44 DN (MBIA Insurance, Merrill Lynch
    Capital Services SBPA) (F-1+)
    2.78%(b)(c)                                         11/07/05     5,610     5,610,000
  Regional Transportation Authority GO (Wachovia
    Merlots Trust Receipts) Series 2001A-86 DN
    (FGIC Insurance, Wachovia Bank N.A. LOC)
    (VMIG-1)
    2.72%(b)(c)                                         11/07/05     1,600     1,600,000
  University of Illinois RB (Wachovia Merlots Trust
    Receipts) Series 2000 DN (MBIA Insurance,
    Wachovia Bank N.A. SBPA) (VMIG-1)
    2.72%(b)                                            11/07/05     3,500     3,500,000

See accompanying notes to financial statements.

                                                                              27

                           BlackRock Liquidity Funds

                            STATEMENT OF NET ASSETS
                              MUNIFUND (Continued)

October 31, 2005

                                                                      Par
                                                         Maturity    (000)        Value
                                                         --------   -------   ------------
MUNICIPAL BONDS (Continued)
Illinois (continued)
  Will County Community Unit School District No.
    122 GO (New Lenox Project) Series 2005 PZ-48
    DN (FSA Insurance, Merrill Lynch Capital
    Services SBPA)
    2.78%(b)                                             11/07/05   $ 3,345   $  3,345,000
  Will County Community Unit School District No.
    365 GO Series 2005 DN (FSA Insurance, Merrill
    Lynch Capital Services SBPA) (F-1+)
    2.78%(b)(c)                                          11/07/05     7,030      7,030,000
                                                                              ------------
                                                                               208,475,000
                                                                              ------------
Indiana - 2.4%
  Indiana Development Finance Authority RB
    (Educational Facilities-Eiteljorg Museum
    Project) Series 2004 DN (Bank One N.A. LOC)
    (VMIG-1)
    2.76%(b)                                             11/07/05    16,500     16,500,000
  Indiana Health Facilities Financing Authority RB
    (Community Health Network Projects) Series
    2005B DN (FSA Insurance) (A-1+, VMIG-1)
    2.69%(b)                                             11/07/05     6,500      6,500,000
  Indiana Health Facilities Financing Authority RB
    (Golden Years Homestead Project) Series 2004
    DN (Wells Fargo Bank LOC) (A-1+)
    2.70%(b)                                             11/07/05     1,100      1,100,000
  Indiana Health Facilities Financing Authority RB
    (Memorial Hospital Project) Series 2004A DN
    (National City Bank of Indiana LOC)
    2.75%(b)                                             11/07/05    21,195     21,195,000
  Indiana Municipal Power Agency Power Supply
    System RB Series 2000A DN (Toronto Dominion
    LOC) (A-1+, VMIG-1)
    2.70%(b)                                             11/07/05     1,700      1,700,000
  Indiana Municipal Securities Trust Certificates RB
    (Bear Stearns Municipal Trust Receipts) Series
    2001A DN (Bear Stearns Capital Markets
    Liquidity Facility) (A-1)
    2.75%(b)(c)                                          11/07/05    11,115     11,115,000
  Indiana State Educational Facilities Authority RB
    (Wabash College Project) Series 2003 DN (Bank
    One N.A. LOC) (VMIG-1)
    2.71%(b)                                             11/07/05     2,605      2,605,000
  Indiana Transportation Finance Authority Highway
    RB Series 2004 DN (FGIC Insurance, Bank of
    New York SBPA) (A-1+)
    2.76%(b)                                             11/07/05     4,000      4,000,000
  Porter County Industrial Jail Building Corp. RB
    (Wachovia Merlots Trust Receipts) Series
    2001A-43 DN (Wachovia Bank N.A. LOC) (A-1)
    2.72%(b)                                             11/07/05     7,140      7,140,000
  Warren Township Vision 2005 School Building
    Corp. RB (Wachovia Merlots Trust Receipts)
    Series 2001A-52 DN (FGIC Insurance, Wachovia
    Bank N.A. SBPA) (A-1)
    2.72%(b)                                             11/07/05     3,300      3,300,000
                                                                              ------------
                                                                                75,155,000
                                                                              ------------
Iowa - 0.5%
  Des Moines Commercial Development RB (Grand
    Office Park Project) Series 1985 DN (Principal
    Life Insurance Company Guaranty) (A-1+)
    2.88%(b)                                             11/07/05     6,000      6,000,000
  Iowa Higher Education Loan Authority RB (Private
    College Project) Series 1985 DN (MBIA
    Insurance) (A-1+, VMIG-1)
    2.73%(b)                                             11/07/05     1,700      1,700,000

                                                                      Par
                                                         Maturity    (000)       Value
                                                         --------   -------   -----------
MUNICIPAL BONDS (Continued)
Iowa (continued)
  Urbandale IDRB (Aurora Business Park
    Association Project) Series 1985 DN (Principal
    Life Insurance Co. Guaranty) (A-1+)
    2.88%(b)                                             11/07/05   $ 9,200   $ 9,200,000
                                                                              -----------
                                                                               16,900,000
                                                                              -----------
Kentucky - 2.0%
  Fort Mitchell League of Cities RB (Funding Trust
    Lease Project) Series 2002A DN (U.S. Bank N.A.
    LOC) (VMIG-1)
    2.72%(b)                                             11/07/05     4,800     4,800,000
  Kentucky Association of Counties Advance
    Revenue COP Series 2005 TRAN (SP-1+)
    4.00%                                                06/30/06    20,000    20,160,622
  Kentucky Economic Development Finance
    Authority RB (Hospital Facilities Project) Series
    2001-509 DN (Merrill Lynch SBPA, National
    Australia Bank LOC) (A-1)
    2.79%(b)                                             11/07/05    28,000    28,000,000
  Kentucky Educational Development Financing
    Authority Hospital Facilities RB (Health Alliance
    Project) Series 1997 DN (MBIA Insurance)
    (A-1+, VMIG-1)
    2.68%(b)                                             11/07/05     9,800     9,800,000
                                                                              -----------
                                                                               62,760,622
                                                                              -----------
Louisiana - 0.8%
  Louisiana Local Government Environmental
    Facilities Community Development Authority
    RB (Capital & Equipment Programs Project)
    Series 2003A DN (AMBAC Insurance, Banque
    Nationale de Paribas Liquidity Facility) (A+, Aaa)
    2.80%(b)                                             11/07/05    23,225    23,225,000
                                                                              -----------
Maine - 0.1%
  Maine GO Series 2005 TAN (A-1+, MIG-1)
    4.00%                                                06/30/06     4,000     4,033,432
                                                                              -----------
Maryland - 0.9%
  Baltimore County RB (St. Paul's School for Girls
    Facility Project) Series 2000 DN (M&T Bank
    Corp. LOC) (A-1)
    2.75%(b)                                             11/07/05     6,505     6,505,000
  Maryland Health & Higher Education Facilities
    Authority RB (Adventist Healthcare Project)
    Series 2003B DN (M&T Bank Corp. LOC)
    (VMIG-1)
    2.75%(b)                                             11/07/05     3,400     3,400,000
  Maryland Health & Higher Education Facilities
    Authority RB (Bear Stearns Municipal
    Securities Trust Receipts) Series 2003 SGA-143
    DN (Societe Generale Liquidity Facility) (A-1+)
    2.75%(b)                                             11/07/05     5,000     5,000,000
  Maryland Health & Higher Education Facilities
    Authority RB (Doctors' Community Hospital
    Issue Project) Series 1999 DN (M&T Bank Corp.
    LOC) (A-1)
    2.65%(b)                                             11/07/05     4,150     4,150,000
  Montgomery County Economic Development RB
    (Brooke Grove Foundation, Inc. Project) Series
    1998 DN (M&T Bank Corp. LOC) (A-1)
    2.65%(b)                                             11/07/05     4,550     4,550,000

See accompanying notes to financial statements.

28

                            BlackRock Liquidity Funds

                             STATEMENT OF NET ASSETS
                              MUNIFUND (Continued)

October 31, 2005

                                                                     Par
                                                        Maturity    (000)       Value
                                                        --------   -------   -----------
MUNICIPAL BONDS (Continued)
Maryland (continued)
  Montgomery County RB (Imagination Stage, Inc.
    Facility Project) Series 2002 DN (M&T Bank
    Corp. LOC) (A-1)
    2.78%(b)                                            11/07/05   $ 3,865   $  3,865,000
                                                                             ------------
                                                                               27,470,000
                                                                             ------------
Massachusetts - 8.6%
  Commonwealth of Massachusetts GO (Wachovia
    Merlots Trust Receipts) Series 2002A-9 DN
    (FSA Insurance, Wachovia Bank N.A. SBPA)
    (A-1)
    2.71%(b)(c)                                         11/07/05     3,605      3,605,000
  Freetown Lakeville Regional School District GO
    Series 2005 BAN (SP-1+)
    4.25%                                               10/20/06     4,400      4,448,687
  Gill-Montague Regional School District GO Series
    2005 BAN (SP-1+)
    3.62%                                               07/28/06    18,130     18,238,526
  Hopkinton GO Series 2005 BAN (SP-1+)
    4.00%                                               08/09/06     4,133      4,167,300
  Lynnfield GO Series 2005 BAN (SP-1+)
    3.35%                                               03/01/06    12,750     12,771,342
  Massachusettes Development Finance Agency
    Multi-Family Housing RB (Carleton Willard
    Village Project) Series 2000 DN (Fleet National
    Bank LOC) (A-1)
    2.70%(b)                                            11/07/05    16,530     16,530,000
  Massachusetts Development Finance Agency RB
    (Boston University Project) Series 2002R-3 DN
    (Society General Liquidity Facility, XLCA
    Insurance)
    2.73%(b)                                            11/07/05    39,700     39,700,000
  Massachusetts Health & Educational Facilities
    Authority RB (Harvard University Project) Series
    1999R DN (A-1+, VMIG-1)
    2.37%(b)                                            11/07/05    27,630     27,630,000
  Massachusetts Health & Educational Facilities
    Authority RB (Harvard University Project) Series
    2000BB DN (A-1+, VMIG-1)
    2.37%(b)                                            11/07/05    54,100     54,100,000
  Massachusetts Health & Educational Facilities
    Authority RB (Harvard University Series
    2004GG-1 DN (A-1+, VMIG-1)
    2.37%(b)                                            11/07/05    32,050     32,050,000
  Massachusetts Health & Educational Facilities
    Authority RB (Massachusetts Institute of
    Technology Project) Series 2001J-1 DN
    (A-1+, VMIG-1)
    2.66%(b)                                            11/07/05    29,900     29,900,000
  Medford GO Series 2005 BAN (SP-1, MIG-1)
    3.00%                                               01/26/06    14,375     14,383,340
  Natick GO Series 2005 BAN (SP-1+, MIG-1)
    3.75%                                               04/28/06     1,432      1,437,757
  Waltham GO Series 2005 BAN (SP-1+, MIG-1)
    3.00%                                               11/15/05     3,215      3,215,554
  Watertown GO Series 2004 BAN (SP-1+, MIG-1)
    3.00%                                               11/09/05     3,900      3,900,750
                                                                             ------------
                                                                              266,078,256
                                                                             ------------
Michigan - 3.3%
  Comstock Park Public Schools RB (Citigroup
    Trust Receipts) Series 2005 ROC-II-R DN
    (Citigroup Liquidity Facility) (VMIG-1)
    2.74%(b)                                            11/07/05     1,335      1,335,000

                                                                     Par
                                                        Maturity    (000)       Value
                                                        --------   -------   -----------
MUNICIPAL BONDS (Continued)
Michigan (continued)
  Detriot City School District RB (Wachovia Merlots
    Trust Receipts) Series 2004B-01 DN (FGIC
    Insurance, Wachovia Bank N.A. SBPA) (VMIG-1)
    2.72%(b)                                            11/07/05   $14,410   $ 14,410,000
  Detroit Sewer & Disposal Authority RB (Second
    Lien Project) Series 2001E MB (FGIC Insurance)
    (A-1+, MIG-1)
    3.00%(b)                                            07/12/06    13,800     13,800,000
  Detroit Sewer & Disposal Authority RB (Wachovia
    Merlots Trust Receipts) Series 2001A-112 DN
    (MBIA Insurance) (VMIG-1)
    2.72%(b)                                            11/07/05     7,970      7,970,000
  Garden City Hospital Finance Authority RB
    (Garden City Hospital Project) Series 1996A DN
    (National City Bank N.A. LOC) (A-1+)
    2.73%(b)                                            11/07/05     2,670      2,670,000
  Grand Valley Michigan State University RB Series
    2001B DN (FGIC Insurance) (A-1+)
    2.70%(b)                                            11/07/05     7,000      7,000,000
  Jackson County Economic Development Limited
    Obligation RB (Vista Grande Villa Project) Series
    2001A DN (Lasalle National Bank LOC) (A-1)
    2.70%(b)                                            11/01/05     7,000      7,000,000
  Kalamazoo Education Authority RB (Friendship Vl
    Project) Series 1997 DN (Fifth Third Bank N.A.
    LOC) (A-1+)
    2.72%(b)                                            11/07/05     3,565      3,565,000
  Michigan Housing Development Authority Limited
    Obligation RB Series 1985 DN (Bank One N.A.
    LOC) (VMIG-1)
    2.78%(b)                                            11/07/05    19,500     19,500,000
  Michigan Municipal Bond Authority RB (Detroit
    School District Project) Series 2005-A MB (J.P.
    Morgan Chase Bank LOC)
    3.75%                                               03/21/06     2,500      2,511,212
  Michigan Municipal Bond Authority RB Series
    2005-339 DN (Citibank SBPA) (VMIG-1)
    2.74%(b)                                            11/07/05     8,930      8,930,000
  Michigan Municipal Bond Authority RB Series
    2005B-2 MB (J.P. MorganChase LOC) (SP-1+)
    4.00%                                               08/18/06     9,100      9,175,835
  Michigan Municipal Bond Authority RB Series
    2005C MB (J.P. Morgan Chase Bank LOC)
    (SP-1+)
    4.25%                                               08/18/06     2,000      2,018,802
  Michigan State Building Authority RB (Multi Modal
    Facilities Project) Series 2005I DN (Depfa Bank
    SPBA) (A-1+, VMIG-1)
    2.70%(b)                                            11/07/05     2,900      2,900,000
                                                                             ------------
                                                                              102,785,849
                                                                             ------------
Minnesota - 2.8%
  Hennepin County GO Series 2005A DN (State
    Street Bank & Trust LOC) (A-1+, VMIG-1)
    2.55%(b)                                            11/07/05    12,765     12,765,000
  Midwest Consortium of Municipal Utilities RB
    Series 2005B DN (U.S. Bank N.A. LOC) (A-1+)
    2.70%(b)                                            11/07/05     3,000      3,000,000
  Midwest Consortium of Municipal Utilities RB
    Series 2005 DN (U.S. Bank N.A. LOC) (A-1+)
    2.70%(b)                                            11/07/05     3,800      3,800,000

See accompanying notes to financial statements.

                                                                              29

                           BlackRock Liquidity Funds

                            STATEMENT OF NET ASSETS
                              MUNIFUND (Continued)

October 31, 2005

                                                                     Par
                                                       Maturity     (000)       Value
                                                       --------    -------   -----------
MUNICIPAL BONDS (Continued)
Minnesota (continued)
  Minneapolis & St. Paul Airport RB (Wachovia
    Merlots Trust Receipts) Series 2000A DN (FGIC
    Insurance) (VMIG-1)
    2.72%(b)                                           11/07/05    $ 4,995   $ 4,995,000
  Minneapolis GO (Convention Center Project)
    Series 2000 DN (Bayerische Landesbank
    Girozentrale SBPA) (A-1+, VMIG-1)
    2.55%(b)                                           11/07/05      1,160     1,160,000
  Minneapolis GO (Convention Center Project)
    Series 2004A DN (Dexia Bank SBPA, SunTrust
    Bank LOC) (A-1+, VMIG-1)
    2.55%(b)                                           11/07/05      1,400     1,400,000
  Minneapolis GO (Guthrie Parking Ramp Project)
    Series 2005 DN (Dexia Bank SBPA)
    (A-1+, VMIG-1)
    2.55%(b)                                           11/07/05      3,500     3,500,000
  Minneapolis GO (Mill Quarter Project) Series 2005
    DN (Dexia Bank SBPA) (A-1+, VMIG-1)
    2.55%(b)                                           11/07/05      1,065     1,065,000
  Minneapolis GO (Public Library Project) Series
    2003 DN (Dexia Bank SBPA) (A-1+, VMIG-1)
    2.55%(b)                                           11/07/05      2,830     2,830,000
  Minneapolis GO Series 2003 DN (Dexia Bank
    SBPA) (A-1+, VMIG-1)
    2.55%(b)                                           11/03/05      2,900     2,900,000
  Minnesota GO (Citibank Trust Receipts) Series
    2002R-ROC-II-1031 DN (Citibank Liquidity
    Facility) (A-1+)
    2.74%(b)                                           11/07/05      5,040     5,040,000
  Minnesota Higher Education Facilities Authority
    RB (Carleton College Project) Series 2000G DN
    (Wells Fargo Bank LOC) (VMIG-1)
    2.55%(b)                                           11/07/05      4,180     4,180,000
  Minnesota Housing Finance Agency RB
    (Residential Housing Project) Series 2005D MB
    (SP-1+, MIG-1)
    2.90%                                              05/18/06      4,000     4,000,000
  Minnesota Public Facilities Authority Water PCRB
    (Wachovia Merlots Trust Receipts) Series 2002A
    DN (Wachovia Bank N.A. SBPA) (VMIG-1)
    2.72%(b)                                           11/07/05     14,720    14,720,000
  Southern Minnesota Power Agency Power Supply
    Systems RB (Merrill Lynch P-Floats) Series
    2005 PZ-77 DN (MBIA Insurance) (F-1+)
    2.78%(b)                                           11/07/05      3,200     3,200,000
  St. Cloud GO (Infrastructure Management Fund
    Project) Series 2004 DN (Dexia Bank SBPA)
    (A-1+, VMIG-1)
    2.60%(b)                                           11/07/05      5,000     5,000,000
  Washington County Housing & Redevelopment
    Authority Multifamily RB (Federal Home Loan
    Mortgage Corp. P-Float Trust Receipts) Series
    2005 MT-154 DN (Federal Home Loan Mortgage
    Corp. Guaranty) (A-1+)
    2.77%(b)                                           11/07/05      6,995     6,995,000
  West St. Paul Independent School District
    Number 197 RB (CitiGroup Trust Receipts)
    Series 6506-ROC-R-II DN (Citibank SBPA)
    (A-1+)
    2.74%(b)                                           11/07/05      7,170     7,170,000
                                                                             -----------
                                                                              87,720,000
                                                                             -----------

                                                                     Par
                                                       Maturity     (000)       Value
                                                       --------    -------   -----------
MUNICIPAL BONDS (Continued)
Mississippi - 2.0%
  Mississippi Development Bank Special Obligation
    RB (Correctional Facilities Project) Series 2002
    DN (AMBAC Insurance, AmSouth Bank of
    Alabama SBPA) (A-1)
    2.80%(b)                                           11/07/05    $ 3,715   $ 3,715,000
  Mississippi Development Bank Special Obligation
    RB (Mississippi Bond Program Harrison County
    Project) Series 2003 DN (AMBAC Insurance,
    Banque Nationale de Paribas SBPA) (A-1+)
    2.80%(b)                                           11/07/05      9,000     9,000,000
  Mississippi Development Bank Special Obligation
    RB (Mississippi Bond Program Harrison County
    Project) Series 2005 DN (AMBAC Insurance)
    (A-1+)
    2.80%(b)                                           11/07/05     15,000    15,000,000
  Mississippi Development Bank Special Obligation
    RB (Wachovia Merlots Trust Receipts) Series
    2000HH MB (AMBAC Insurance) (Aaa)
    2.83%(c)                                           07/19/06     16,475    16,475,000
  Mississippi Development Bank Special Obligation
    RB (Wachovia Merlots Trust Receipts) Series
    2001A-16 DN (AMBAC Insurance) (VMIG-1)
    2.72%(b)                                           11/07/05      7,500     7,500,000
  Mississippi GO (Morgan Stanley Trust Receipts)
    Series 2005-1150 DN (Morgan Stanley SBPA)
    (F-1+)
    2.73%(b)                                           11/07/05     10,000    10,000,000
                                                                             -----------
                                                                              61,690,000
                                                                             -----------
Missouri - 1.0%
  Kansas City Municipal Assistance Corp. RB
    (Merrill Lynch P-Floats Trust Receipts) Series
    2005PZ-53 DN (Merrill Lynch & Co. SBPA)
    (AAA, F1+)
    2.78%(b)                                           11/07/05      4,500     4,500,000
  Missouri Board Public Buildings Special
    Obligation RB (Wachovia Merlots Trust
    Receipts) Series 2003A DN (Wachovia Bank N.A.
    SBPA) (VMIG-1)
    2.72%(b)                                           11/07/05      4,975     4,975,000
  Missouri Development Finance Board Lease RB
    Series 1999 DN (TransAmerican Life Insurance)
    (A-1+)
    2.73%(b)                                           11/07/05     20,390    20,390,000
                                                                             -----------
                                                                              29,865,000
                                                                             -----------
Multi-State - 2.5%
  Clipper Tax-Exempt Certificates Trust RB
    (Certified Partner Multi-State Project) Series
    2005-7 DN (FGIC & MBIA Insurance, State
    Street Bank & Trust SBPA) (A-1+, VMIG-1)
    2.82%(b)(c)                                        11/07/05     13,400    13,400,000
  Municipal Securities Pool Trust Receipts RB
    Series 2004-17 DN (Multiple Insurances,
    Societe Gernerale SBPA) (A-1+)
    2.85%(b)(c)                                        11/07/05     13,165    13,165,000
  Municipal Securities Pool Trust Receipts RB
    Series 2004-18 DN (Societe General SBPA)
    (A-1+)
    2.85%(b)(c)                                        11/07/05     30,870    30,870,000

See accompanying notes to financial statements.

30

                            BlackRock Liquidity Funds

                             STATEMENT OF NET ASSETS
                              MUNIFUND (Continued)

October 31, 2005

                                                                     Par
                                                       Maturity     (000)      Value
                                                       --------    -------   -----------
MUNICIPAL BONDS (Continued)
Multi-State (continued)
  Puttable Floating Option Tax-Exempt Receipts RB
    Series 2005A DN (Merrill Lynch Capital Services
    SBPA) (F-1+)
    2.85%(b)(c)                                        11/07/05    $ 4,175   $ 4,175,000
  Puttable Floating Option Tax-Exempt Receipts RB
    Series 2005PZP-007 DN (Multiple LOCs)
    (AAA, F-1+)
    2.80%(b)(c)                                        11/07/05     15,000    15,000,000
                                                                             -----------
                                                                              76,610,000
                                                                             -----------
Nebraska - 0.3%
  Omaha GO (Citibank Eagle Trust Receipts) Series
    2004A DN (Citibank SBPA) (A-1+)
    2.74%(b)                                           11/07/05      8,000     8,000,000
                                                                             -----------
Nevada - 0.8%
  Clark County Airport RB (ABN-AMRO Munitops
    Trust Certificates) Series 2005-56 MB (AMBAC
    Insurance, ABN-AMRO Bank N.V. SBPA)
    2.90%(c)                                           03/09/06      4,995     4,995,000
  Clark County School District Municipal Securities
    Trust Certificates RB (Bear Stearns Trust
    Receipts) Series 2001A DN (FSA Insurance,
    Bear Stearns Capital Markets Liquidity Facility)
    (A-1+)
    2.75%(b)(c)                                        11/07/05     12,480    12,480,000
  Reno Capital Improvement RB (Bear Stearns
    Trust Certificates) Series 2002A DN (FGIC
    Insurance, Bear Stearns LOC) (A-1)
    2.75%(b)(c)                                        11/07/05      7,600     7,600,000
                                                                             -----------
                                                                              25,075,000
                                                                             -----------
New Hampshire - 0.4%
  New Hampshire Health & Educational Facilities
    Authority RB (Southern New Hampshire
    Medical Center Project) Series 2004B DN
    (Radian Asset Assurance Guaranty, Fleet Bank
    SBPA) (A-1+)
    2.80%(b)                                           11/07/05      7,000     7,000,000
  New Hampshire Health & Educational Facilities
    RB (Huntington At Nashua Project) Series
    2003B DN (Comerica Bank LOC) (A-1+)
    2.76%(b)                                           11/07/05      5,400     5,400,000
                                                                             -----------
                                                                              12,400,000
                                                                             -----------
New Jersey - 2.4%
  Essex County Improvement Authority RB (Pooled
    Governmental Loan Program) Series 1986 DN
    (Wachovia Bank N.A. LOC) (VMIG-1)
    2.58%(b)                                           11/07/05        400       400,000
  Hudson County COP Series 2001A-35 DN (MBIA
    Insurance, Wachovia Bank N.A. LOC) (VMIG-1)
    2.71%(b)                                           11/07/05      2,895     2,895,000
  Mercer County Improvement Authority RB
    (Atlantic Foundation Project) Series 1998 DN
    (Bank of America N.A. LOC) (A-1+)
    2.65%(b)                                           11/07/05      3,195     3,195,000
  New Jersey Economic Development Authority RB
    (Citibank P-Float Trust Receipts) Series 2004
    ROC-II-R-309 DN (Assured Guaranty Corp.
    Insurance, Citibank N.A. SBPA) (A-1+)
    2.75%(b)(c)                                        11/07/05     12,900    12,900,000

                                                                     Par
                                                       Maturity     (000)      Value
                                                       --------    -------   -----------
MUNICIPAL BONDS (Continued)
New Jersey (continued)
  New Jersey Economic Development Authority RB
    (Landesbank Hessen-Thuringen Girozentrale
    P-Float Trust Receipts) Series 2004 MT-035 DN
    (Assured Guaranty Corp. Insurance,
    Landesbank Hessen-Thuringen Girozentrale
    SBPA) (A-1)
    2.73%(b)(c)                                        11/07/05    $ 1,500   $ 1,500,000
  New Jersey GO Series 2005A TRAN (SP-1, MIG-1)
    4.00%                                              06/23/06     46,190    46,532,854
  New Jersey Health Care Facilities Financing
    Authority RB (Merrill Lynch P-Float Trust
    Receipts) Series 2001 PT-1319 DN (AMBAC
    Insurance, Merrill Lynch Capital Services SBPA)
    (A-1)
    2.75%(b)(c)                                        11/07/05      2,480     2,480,000
  New Jersey Health Care Facilities Financing
    Authority RB (Recovery Management Systems,
    Inc. Project) Series 2005 DN (Commerce Bank
    N.A. LOC) (VMIG-1)
    2.70%(b)                                           11/07/05      4,460     4,460,000
                                                                             -----------
                                                                              74,362,854
                                                                             -----------
New Mexico - 0.1%
  New Mexico Financial Authority RB (Cigarette Tax
    Project) Series 2004B DN (MBIA Insurance,
    Bank of America N.A. SBPA) (A-1+, VMIG-1)
    2.70%(b)                                           11/07/05      3,115     3,115,000
                                                                             -----------
New York - 9.7%
  City of New York GO (Citibank Trust Receipts)
    Series 2003R ROC-II-251A DN (Citibank
    Liquidity Facility) (VMIG-1)
    2.77%(b)                                           11/07/05     10,400    10,400,000
  City of New York Municipal Water Finance
    Authority RB (Wachovia Merlots Trust Receipts)
    Series 2000D DN (Wachovia Bank N.A. LOC)
    (VMIG-1)
    2.71%(b)                                           11/07/05     16,855    16,855,000
  City of New York Municipal Water Finance
    Authority RB (Water & Sewer Systems Project)
    Series 2001F-1 DN (Credit Locale de France
    LOC) (A-1+, VMIG-1)
    2.74%(b)                                           11/01/05     26,680    26,680,000
  City of New York Transitional Finance Authority
    Financing RB (Future Tax Secured Bonds)
    Series 1998C DN (Bayerische Landesbank
    Girozentrale LOC) (A-1+, VMIG-1)
    2.68%(b)                                           11/01/05     20,700    20,700,000
  City of New York Transitional Finance Authority
    RB (New York City Recovery Project) Series
    2002-1-1C DN (J.P. Morgan Chase Bank LOC)
    (A-1+, VMIG-1)
    2.68%(b)                                           11/01/05     21,600    21,600,000
  City of New York Transitional Finance Authority
    RB (New York City Recovery Project) Series
    2002-1B DN (Societe Generale Liquidity Facility)
    (A-1+, VMIG-1)
    2.75%(b)                                           11/07/05     20,300    20,300,000
  City of New York Transitional Finance Authority
    RB (Recovery Project) Series 2002-3-H DN
    (A-1+, VMIG-1)
    2.68%(b)                                           11/01/05      3,400     3,400,000

See accompanying notes to financial statements.

                                                                              31

                           BlackRock Liquidity Funds

                            STATEMENT OF NET ASSETS
                              MUNIFUND (Continued)

October 31, 2005

                                                                  Par
                                                     Maturity    (000)       Value
                                                     --------   -------   -----------
MUNICIPAL BONDS (Continued)
New York (continued)
  City of New York Transitional Finance Authority
    RB Series 2002-2E DN (New York State
    Common Retirement Fund SBPA)
    (A-1+, VMIG-1)
    2.66%(b)                                         11/07/05   $ 7,065   $ 7,065,000
  City of New York Transitional Finance Authority
    RB Series 2003-7 DN (Banque Nationale de
    Paribas SBPA) (VMIG-1)
    2.73%(b)                                         11/07/05     3,515     3,515,000
  Dormitory Authority of the State of New York RB
    (Teresian House Housing Corp. Project) Series
    2003 DN (Lloyds Bank LOC) (A-1+)
    2.67%(b)                                         11/07/05       635       635,000
  Dormitory Authority of the State of New York RB
    (Wachovia Merlots Trust Receipts) Series
    2001A-30 DN (AMBAC Insurance, Wachovia
    Bank N.A. SBPA) (VMIG-1)
    2.71%(b)                                         11/07/05     2,975     2,975,000
  Dormitory Authority of the State of New York RB
    (Wachovia Merlots Trust Receipts) Series
    2001A-65 DN (MBIA Insurance, Wachovia Bank
    N.A. SBPA) (VMIG-1)
    2.71%(b)                                         11/07/05     2,665     2,665,000
  Dormitory Authority of the State of New York RB
    (Wachovia Merlots Trust Receipts) Series
    2005A-09 DN (AMBAC Insurance, Wachovia
    Bank N.A. SBPA) (VMIG-1)
    2.78%(b)                                         11/07/05     5,000     5,000,000
  Dormitory Authority of the State of New York RB
    (Wachovia Merlots Trust Reciepts) Series 2003
    DN (FGIC Insurance, Wachovia Bank N.A. SBPA)
    (VMIG-1)
    2.71%(b)                                         11/07/05     7,435     7,435,000
  Metropolitan Transportation Authority GO Series
    2004A-2 DN (CDC-IXIS Financial Guaranty
    Insurance, Depfa Bank PLC SBPA)
    (A-1+, VMIG-1)
    2.67%(b)                                         11/07/05    35,000    35,000,000
  Metropolitan Transportation Authority GO Series
    2005 TECP (AAB Insurance, ABN-AMRO Bank
    LOC) (A-1+, P-1)
    2.63%                                            11/04/05     5,000     5,000,000
  Metropolitan Transportation Authority GO Series
    2005 TECP (ABN-AMRO Bank LOC) (A-1+, P-1)
    2.70%                                            11/04/05    13,000    13,000,000
  Metropolitan Transportation Authority RB
    (Wachovia Merlots Trust Receipts) Series 2000F
    DN (Wachovia Bank N.A. LOC) (VMIG-1)
    2.71%(b)                                         11/07/05     5,000     5,000,000
  Metropolitan Transportation Authority RB
    (Wachovia Merlots Trust Receipts) Series
    2004B-16 DN (FGIC Insurance, Wachovia Bank
    N.A. SBPA)
    2.71%(b)                                         11/07/05     5,000     5,000,000
  New York City Transitional Finance Authority RB
    Series 2002-2B DN (Credit Locale de France
    LOC) (A-1+, VMIG-1)
    2.75%(b)                                         11/07/05     8,500     8,500,000
  New York Environmental Facilities Clean Water &
    Drinking RB (Citibank Trust Receipts) Series
    2004R ROC-3016 DN (Citigroup SBPA) (A-1+)
    2.73%(b)                                         11/03/05     1,850     1,850,000
  New York Housing Finance Agency RB (10 Barclay
    Street Project) Series 2004A DN (Federal
    National Mortgage Association Guaranty)
    (VMIG-1)
    2.75%(b)                                         11/07/05    19,285    19,285,000

                                                                  Par
                                                     Maturity    (000)        Value
                                                     --------   -------   ------------
MUNICIPAL BONDS (Continued)
New York (continued)
  New York Local Government Assistance Corp. RB
    Series 2003A-BV DN (FGIC Insurance) (A-1+)
    2.61%(b)                                         11/07/05   $ 3,100   $  3,100,000
  New York Local Government Assistance
    Corporation RB Series 2003-4V DN (FGIC
    Insurance) (A-1+, F-1+)
    2.63%(b)                                         11/07/05    18,200     18,200,000
  New York Power Authority Revenue & General
    Purpose GO Series 1985 MB (A-1+, MIG-1)
    2.80%                                            03/01/06     6,300      6,300,000
  New York State Housing Finance Agency RB (10
    Liberty-A Project) Series 2003 DN (Federal
    Home Loan Mortgage Corp. Liquidity Facility)
    2.67%(b)                                         11/07/05     4,650      4,650,000
  New York Transitional Finance Authority RB
    Series 2003-2D DN (Retail Food Stores LOC)
    (A-1+, VMIG-1)
    2.70%(b)                                         11/07/05     4,900      4,900,000
  Triborough Bridge & Tunnel Authority RB (Bear
    Stearns Municipal Trust Certificates) Series
    2002-210 DN (Bear Stearns Liquidity Facility)
    (A-1+)
    2.70%(b)                                         11/07/05    15,800     15,800,000
  Triborough Bridge & Tunnel Authority RB (Merrill
    Lynch P-Float Trust Receipts) Series 2002
    PA-956 DN (Merrill Lynch Capital Services
    Liquidity Facility) (A-1+)
    2.75%(b)                                         11/07/05     5,000      5,000,000
                                                                          ------------
                                                                           299,810,000
                                                                          ------------
North Carolina - 2.7%
  Charlotte COP (Convention Facilities Project)
    Series 2003B DN (Wachovia Bank N.A. LOC)
    (A-1, VMIG-1)
    2.75%(b)                                         11/07/05     7,085      7,085,000
  Charlotte Water & Sewer System GO Series 2005
    TECP (Wachovia Bank LOC) (A-1+, P-1)
    2.88%                                            06/08/06    11,700     11,700,000
    3.03%                                            09/18/06     7,600      7,600,000
  Guilford County Industrial Facilities PCRB
    (Recreational Facilities-YMCA Project) Series
    2002 DN (Branch Banking & Trust Co. LOC)
    (VMIG-1)
    2.72%(b)                                         11/07/05       330        330,000
  North Carolina Capital Facilities Finance Agency
    Educational Facilities (Country Day School
    Project) RB Series 2005 DN (Branch Banking &
    Trust Co. LOC) (VMIG-1)
    2.72%(b)                                         11/07/05     7,000      7,000,000
  North Carolina Capital Facilities Finance Agency
    Educational Facilities RB Series 2001 DN
    (Branch Banking & Trust Co. LOC) (VMIG-1)
    2.72%(b)                                         11/07/05     2,045      2,045,000
  North Carolina GO (Citigroup Trust Receipts)
    Series 2005R-384 DN (Citibank Liquidity
    Facility) (A-1+)
    2.74%(b)                                         11/07/05     5,890      5,890,000
  North Carolina GO Series 2003A-23 DN (Wachovia
    Bank N.A. SBPA) (A-1)
    2.72%(b)(c)                                      11/07/05     6,300      6,300,000
  North Carolina Medical Care Commission
    Hospital RB (Baptist Hospital Project) Series
    1992B DN (Wachovia Bank N.A. LOC)
    (A-1, VMIG-1)
    2.71%(b)                                         11/07/05     1,100      1,100,000

See accompanying notes to financial statements.

32

                            BlackRock Liquidity Funds

                             STATEMENT OF NET ASSETS
                              MUNIFUND (Continued)

October 31, 2005

                                                                    Par
                                                       Maturity    (000)       Value
                                                      ---------   -------   -----------
MUNICIPAL BONDS (Continued)
North Carolina (continued)
  North Carolina Medical Care Commission
    Hospital RB (Park Ridge Hospital Project)
    Series 1988 DN (NationsBank LOC) (A-1+)
    2.69%(b)                                           11/07/05   $ 4,575   $ 4,575,000
  North Carolina Medical Care Commission
    Retirement Facilities RB (Aldersgate Project)
    Series 2001 DN (Branch Banking & Trust Co.
    LOC) (A-1)
    2.80%(b)                                           11/07/05     6,070     6,070,000
  North Carolina Medical Care Commission
    Retirement Facilities RB (Brookwood Project)
    Series 2001C DN (Branch Banking & Trust Co.
    LOC) (A-1)
    2.80%(b)                                           11/07/05     4,500     4,500,000
  North Carolina Medical Care Community Hospital
    RB (Duke University Hospital Project) Series
    1985B DN (Wachovia Bank N.A. SBPA)
    (A-1+, VMIG-1)
    2.73%(b)                                           11/07/05       300       300,000
  North Carolina Medical Care Community Hospital
    RB (Southeastern Regional Medical Center
    Project) Series 2005 DN (Branch Banking &
    Trust LOC) (VMIG-1)
    2.72%(b)                                           11/07/05     2,540     2,540,000
  North Carolina Municipal Power Agency RB
    (Merrill Lynch P-Float Trust Receipts, Catawba
    Electric Co. Project) Series 2003 MB (AMBAC
    Insurance, Merrill Lynch Capital Services SBPA)
    (F-1+)
    2.40%(c)                                           01/19/06     3,995     3,995,000
  Raleigh County COP (Packaging Facilities Project)
    Series 2000A DN (Bank of America N.A. SBPA)
    (A-1+, VMIG-1)
    2.70%(b)                                           11/07/05     1,545     1,545,000
  Wake County GO (CDC Trust Receipts) Series
    2005-9-A DN (IXIS Municipal Products Liquidity
    Facility) (A-1+)
    2.74%(b)(c)                                        11/07/05     3,000     3,000,000
  Wake County GO Series 2004A MB (Landesbank
    Hessen-Thuringen Girozentrale SBPA)
    (A-1+, MIG-1)
    4.00%(b)                                           04/01/06     7,000     7,036,894
                                                                            -----------
                                                                             82,611,894
                                                                            -----------
Ohio - 3.2%
  Akron Income Tax RB (Community Learning
    Centers Project) Series 2004A DN (FGIC
    Insurance, ABN-AMRO Bank N.V. SBPA)
    (A-1, F-1+)
    2.74%(b)                                           11/01/05    18,200    18,200,000
  Cambridge City Hospital Facilities Authority RB
    (Regional Medical Center Project) Series 2001
    DN (National City Bank N.A. LOC) (VMIG-1)
    2.73%(b)                                           11/07/05     2,100     2,100,000
  Canton City School District GO Series 2005-6 DN
    (MBIA Insurance) (A-1+)
    2.74%(b)                                           11/07/05     8,665     8,665,000
  City of Westerville GO (ABN-AMRO Munitops Trust
    Certificates) Series 2001 DN (ABN-AMRO Bank
    N.V. LOC) (VMIG-1)
    2.74%(b)                                           11/07/05     1,000     1,000,000

                                                                   Par
                                                      Maturity    (000)       Value
                                                      --------   -------   -----------
MUNICIPAL BONDS (Continued)
Ohio (continued)
  Clark County Health Care Facilities RB (Masonic
    Home Project) Series 2001 DN (AMBAC
    Insurance) (A-1+, VMIG-1)
    2.73%(b)                                          11/07/05   $11,900   $11,900,000
  Clark County Multi Family RB (Masonic Home
    Project) Series 1999 DN (AMBAC Insurance)
    (VMIG-1)
    2.73%(b)                                          11/07/05    14,765    14,765,000
  Columbus GO Series 1996-1 DN (Westdeutsche
    Landesbank Girozentrale LOC) (A-1+, VMIG-1)
    2.67%(b)                                          11/07/05       225       225,000
  Columbus Regional Airport Authority RB Series
    2005 DN (U.S. Bank N.A. LOC) (AA1, VMIG-1)
    2.72%(b)                                          11/07/05       400       400,000
  Franklin County Healthcare Facilities RB (Willow
    Brook Christian Project) Series 2004 DN (Fifth
    Third Bank LOC) (A-1+)
    2.72%(b)                                          11/07/05       600       600,000
  Franklin County Municipal Securities Trust
    Certificates RB Series 2002A-9047 DN (AMBAC
    Insurance, Bear Stearns SBPA) (A-1)
    2.73%(b)(c)                                       11/07/05     4,100     4,100,000
  Hamilton County Economic Development RB (Taft
    Museum Project) Series 2002 DN (Fifth Third
    Bank N.A. LOC)
    2.72%(b)                                          11/07/05       300       300,000
  Hamilton County Hospital Facilities RB (Merrill
    Lynch Trust Receipts P-Float PT-507) Series
    2001 DN (Merrill Lynch Guaranty) (A-1+)
    2.79%(b)                                          11/07/05     8,780     8,780,000
  Jackson RB (Hospital Facilities Project) Series
    2005 DN (Radian Insurance, Fifth Third Bank
    N.A. LOC) (AA, F-1+)
    2.75%(b)                                          11/07/05    13,190    13,190,000
  Lucas County Health Facilities Authority RB
    (Lutheran Homes Society Project) Series 1996
    DN (Bank One N.A. LOC) (A-1+)
    2.73%(b)                                          11/07/05       800       800,000
  Tuscarawas County Hospital Facilities RB (Merrill
    Lynch Trust Receipts P-Float MT-103) Series
    2005 DN (Merrill Lynch Guaranty)
    2.77%(b)                                          11/07/05       960       960,000
  University of Toledo RB (Societe Generale Trust
    Receipts) Series 2001 SGA-125 DN (FGIC
    Insurance, Societe Generale Liquidity Facility)
    (A-1+)
    2.74%(b)                                          11/07/05     8,155     8,155,000
  Warren County Healthcare Facilities RB (Otterbein
    Homes Project) Series 1998B DN (Fifth Third
    Bank N.A. LOC) (A-1+)
    2.81%(b)                                          11/07/05       920       920,185
  Wood County Facilities Import Piping Industry RB
    Series 2001 DN (KeyBank N.A. LOC)
    2.77%(b)                                          11/07/05     2,705     2,705,000
                                                                           -----------
                                                                            97,765,185
                                                                           -----------
Oklahoma - 0.1%
  Oklahoma Industrial Authority RB (Casady School
    Project) Series 2001 DN (Bank One N.A. LOC)
    2.90%(b)                                          11/07/05     2,405     2,405,000
                                                                           -----------

See accompanying notes to financial statements.

                                                                              33

                            BlackRock Liquidity Funds

                             STATEMENT OF NET ASSETS
                              MUNIFUND (Continued)

October 31, 2005

                                                                     Par
                                                        Maturity    (000)       Value
                                                        --------   -------   -----------
MUNICIPAL BONDS (Continued)
Oregon - 0.2%
  Umitilla County Hospital Facility Authority RB
    (Catholic Health Project) Series 1997B DN
    (Bayerische Landesbank Girozentrale LOC)
    (A-1+, VMIG-1)
    2.70%(b)                                            11/07/05   $ 6,020   $ 6,020,000
                                                                             -----------
Pennsylvania - 3.6%
  Delaware County IDRB (The Agnes Irwin School
    Project) Series 2003 DN (Citizens Bank LOC)
    (VMIG-1)
    2.70%(b)                                            11/07/05       300       300,000
  Delaware Valley IDRB (Citibank Trust Receipts)
    Series 2001 DN (AMBAC Insurance, Bank of
    New York SBPA) (A-1+)
    2.73%(b)                                            11/07/05     5,000     5,000,000
  Franklin County IDRB (Chambersburg Hospital
    Project) Series 2000 DN (AMBAC Insurance,
    Wachovia Bank N.A. SBPA) (A-1)
    2.80%(b)                                            11/07/05     1,595     1,595,000
  Hanover Public School District GO (State Aid
    Withholding Project) Series 2005 DN (FSA
    Insurance) (VMIG-1)
    2.72%(b)                                            11/07/05     5,000     5,000,000
  Harrisburg Authority School RB (Harrisburg
    Project) Series 2003 DN (AMBAC Insurance,
    Westdeutsche Landesbank Girozentrale
    Liquidity Facility) (A-1+)
    2.70%(b)                                            11/07/05    21,100    21,100,000
  Lancaster County Hospital Authority RB (Health
    Center-Masonic Homes Project) Series 1996
    DN (Wachovia Bank LOC) (VMIG-1)
    2.70%(b)                                            11/07/05    13,230    13,230,000
  Lancaster County Hospital Authority RB (Landis
    Homes Retirement Community Project) Series
    2002 DN (M&T Bank Corp. LOC) (A-1)
    2.75%(b)                                            11/07/05     4,100     4,100,000
  Montgomery County IDRB (First Mortgage
    Meadowood Corp. Project) Series 2005 DN
    (Citizens Bank LOC) (VMIG-1)
    2.72%(b)                                            11/07/05     2,600     2,600,000
  North Pocono School District GO Series 2003-8
    DN (ABN-AMRO Bank N.V. SBPA, FGIC
    Insurance) (F-1+)
    2.74%(b)(c)                                         11/07/05     9,300     9,300,000
  Pennsylvania Higher Educational Facilities
    Authority RB (Merrill Lynch P-Float Trust
    Receipts) Series 2004 MT-042 DN (Lloyds Bank
    LOC, Merrill Lynch Capital Services SBPA)
    (F-1+)
    2.76%(b)(c)                                         11/07/05    13,400    13,400,000
  Pennsylvania Higher Educational Facilities
    Authority RB (Merrill Lynch P-Float Trust
    Receipts) Series 2005-2498 DN (Merrill Lynch
    Guaranty) (F-1+)
    2.80%(b)(c)                                         11/07/05     7,400     7,400,000
  Pennsylvania Higher Educational Facilities
    Authority RB (TOC Trust Receipts) Series 2005P
    DN (Goldman Sachs PLC Liquidity Facility) (A-1)
    2.73%(b)(c)                                         11/07/05     2,500     2,500,000
  Pennsylvania Higher Educational Facilities
    Authority RB Series 2005-AD DN (MBIA
    Insurance) (VMIG-1)
    2.67%(b)                                            11/07/05     3,000     3,000,000
  Philadelphia IDRB (Gift of Life Donor Program
    Project) Series 2003 DN (Commerce Bank N.A.
    LOC) (A-1, VMIG-1)
    2.73%(b)                                            11/07/05     3,700     3,700,000

                                                                     Par
                                                        Maturity    (000)        Value
                                                        --------   -------   ------------
MUNICIPAL BONDS (Continued)
Pennsylvania (continued)
  Southeastern Pennsylvania Transportation
    Authority Municipal Securities Trust Certificates
    RB (Bear Stearns Municipal Trust Certificates)
    Series 2001-9016 DN (FGIC Insurance) (A-1)
    2.73%(b)(c)                                         11/07/05   $ 5,500   $  5,500,000
  St. Mary's Hospital Authority Bucks County RB
    (Catholic Health System Project) Series 2004C
    DN (A-1+, VMIG-1)
    2.70%(b)                                            11/07/05     5,000      5,000,000
  Union County Hospital Authority RB (Evangelical
    Community Hospital Project) Series 2001 MB
    (Fleet National Bank SPBA, Radian Insurance)
    (A-1)
    2.45%                                               02/01/06     9,610      9,610,000
                                                                             ------------
                                                                              112,335,000
                                                                             ------------
South Carolina - 3.1%
  Dorchester County GO Series 2005 BAN
    (SP-1, SP-1)
    4.00%                                               05/25/06    12,000     12,078,035
  Greenville County School District Installment RB
    Series 2005R-361 DN (Assured Guaranty,
    Citibank Liquidity Facility) (A-1+)
    2.75%(b)                                            11/07/05    30,925     30,925,000
  Medical University Hospital Authority RB Series
    2005A-5 DN (MBIA Insurance, Bank of America
    N.A. SBPA) (VMIG-1)
    2.75%(b)(c)                                         11/07/05    16,000     16,000,000
  Oconee PCRB (Duke Facilities Project) Series
    1993 DN (Bank One N.A. LOC) (P-1)
    2.70%(b)                                            11/07/05    10,000     10,000,000
  Piedmont Municipal Power Agency RB (Merrill
    Lynch P-Float Trust Receipts, Electric Co.
    Project) Series 2005PZ-64 DN (AMBAC
    Insurance, Merrill Lynch SBPA)
    2.78%(b)                                            11/07/05     6,775      6,775,000
  South Carolina Jobs Economic Development
    Authority Hospital Facilities RB (Oconee
    Memorial Hospital Project) Series 2005A DN
    (Radian Insurance) (VMIG-1)
    2.75%(b)                                            11/07/05     8,000      8,000,000
  South Carolina Transitional Infrastructure RB
    (ABN-AMRO Munitops Trust Certificates) Series
    2002A DN (AMBAC Insurance, ABN-AMRO Bank
    N.V. SBPA) (VMIG-1)
    2.76%(b)                                            11/07/05    10,475     10,475,000
                                                                             ------------
                                                                               94,253,035
                                                                             ------------
Tennessee - 2.1%
  Blount County Public Building Authority RB
    (Public Improvment Project) Series 2005 DN
    (Depfa Bank SBPA) (A-1+, VMIG-1)
    2.73%(b)                                            11/01/05     5,000      5,000,000
  City of Chattanooga Health, Education & Housing
    Facility Board RB Series 1999 DN (Amsouth
    Bank of Alabama LOC) (A-1)
    2.82%(b)                                            11/07/05    12,400     12,400,000
  Cleveland IDRB (YMCA Chattan Project) Series
    1999 DN (SunTrust Bank LOC)
    2.70%(b)                                            11/07/05     1,400      1,400,000
  Gallatin Industrial Development Board
    Educational Facilities RB (John Vianney School
    Project) Series 2002 DN (SunTrust Bank LOC)
    (VMIG-1)
    2.75%(b)                                            11/07/05     1,940      1,940,000

See accompanying notes to financial statements.

34

                            BlackRock Liquidity Funds

                             STATEMENT OF NET ASSETS
                              MUNIFUND (Continued)

October 31, 2005

                                                                   Par
                                                      Maturity    (000)       Value
                                                      --------   -------   -----------
MUNICIPAL BONDS (Continued)
Tennessee (continued)
  Memphis GO Series 1995A DN (Westdeutsche
    Landesbank Girozentrale LOC) (A-1+, VMIG-1)
    2.73%(b)                                          11/07/05   $   300   $   300,000
  Metropolitan Government of Nashville & Davidson
    County Health & Education Board RB
    (Ascension Health Credit Project) Series
    2001B-2 MB (A-1+, VMIG-1)
    2.30%                                             01/04/06     3,000     3,000,000
  Metropolitan Government of Nashville & Davidson
    County Health & Education Board RB (Belmont
    University Project) Series 1997 DN (SunTrust
    Bank LOC) (VMIG-1)
    2.70%(b)                                          11/07/05     3,100     3,100,000
  Metropolitan Government of Nashville & Davidson
    County IDRB (Trevecca Nazarene Project)
    Series 2003 DN (SunTrust Bank LOC)
    2.70%(b)                                          11/07/05     5,000     5,000,000
  Metropolitan Government of Nashville & Davidson
    County IDRB (Universtiy School Project) Series
    2002 DN (SunTrust Bank LOC) (VMIG-1)
    2.70%(b)                                          11/07/05     3,200     3,200,000
  Montgomery County Public Building Authority
    Pooled Financing RB (Tennessee County Loan
    Pool Project) Series 1997 DN (NationsBank
    LOC) (VMIG-1)
    2.70%(b)                                          11/07/05     2,075     2,075,000
  Shelby County Health Educational & Housing
    Authority RB Series 1994 DN (Credit Suisse
    LOC) (A-1+)
    2.75%(b)                                          11/07/05    13,000    13,000,000
  Tennesee GO Series 2005 TECP (A-1+, P-1)
    2.70%                                             12/06/05     7,125     7,125,000
    2.71%                                             12/06/05     8,000     8,000,000
  Washington County IDRB (Springbrook Properties
    Project) Series 1996 DN (SunTrust Bank LOC)
    (A-1+, VMIG-1)
    2.70%(b)                                          11/07/05       800       800,000
                                                                           -----------
                                                                            66,340,000
                                                                           -----------
Texas - 6.0%
  Austin Water & Wastewater System RB (Wachovia
    Merlots Trust Receipts) Series 2000 DN (MBIA
    Insurance) (VMIG-1)
    2.72%(b)                                          11/07/05     2,480     2,480,000
  Clear Creek Independent School District GO
    Series 2005-04 DN (Wachovia Bank N.A. LOC)
    (VMIG-1)
    2.72%(b)                                          11/07/05     5,100     5,100,000
  Comal Independent School District GO Series
    2005 DN (Bank of New York LOC) (A-1, VMIG-1)
    2.80%(b)(c)                                       11/07/05     1,130     1,130,000
  Cypress Fairbanks Independent School District
    GO (Wachovia Merlot Trust Receipts) Series
    2004 C-16 DN (PSF Guaranty) (VMIG-1)
    2.72%(b)                                          11/07/05     4,500     4,500,000
  De Soto Independent School District RB (Citigroup
    Trust Receipts) Series 2004R-2107 ROC II DN
    (PSF Guaranty, Citigroup Global Markets
    Liquidity Facility) (A-1+)
    2.74%(b)                                          11/07/05     6,120     6,120,000
  Eagle Mountain & Saginaw Independent School
    District GO (Municipal Securities Trust
    Receipts) Series 2003 SGA-141 DN (PSF
    Guaranty, Societe Generale Liquidity Facility)
    (A-1+)
    2.75%(b)                                          11/07/05     4,000     4,000,000

                                                                   Par
                                                      Maturity    (000)       Value
                                                      --------   -------   -----------
MUNICIPAL BONDS (Continued)
Texas (continued)
  Harris County RB (Citibank Trust Receipts) Series
    2002-1029 ROC-II DN (FSA Insurance) (A-1+)
    2.74%(b)                                          11/07/05   $ 1,880   $ 1,880,000
  Hockley County Industrial Corp. PCRB (B.P.
    Amoco, Standard Oil Co. Project) Series 1983
    MB (B.P. Amoco Oil Guaranty) (A-1+)
    2.80%                                             03/01/06     7,225     7,225,000
  Houston GO Series 2005 TECP (Bank of America
    LOC) (A-1+, P-1)
    2.68%                                             11/15/05    11,000    11,000,000
  Houston Independent School District Putters GO
    Series 2005 DN (VMIG-1)
    2.74%(b)                                          11/07/05     5,360     5,360,000
  Houston Utility Systems RB (Wachovia Merlots
    Trust Receipts) Series 2004C DN (MBIA
    Insurance, Wachovia Bank N.A. SBPA) (VMIG-1)
    2.72%(b)                                          11/07/05     7,690     7,690,000
  Houston Water & Sewer RB (Stars Certificates
    Project) Series 2003 DN (FSA Insurance)
    (VMIG-1)
    2.74%(b)                                          11/07/05     1,580     1,580,000
  Lower Colorado River Authority RB (Wachovia
    Merlots Trust Receipts) Series 2000 DN (FSA
    Insurance, Wachovia Bank N.A. SBPA)
    (Aaa, VMIG-1)
    2.72%(b)(c)                                       11/07/05     2,000     2,000,000
  Lower Neches Valley Authority PCRB (Chevron
    USA, Inc. Project) Series 1987 MB
    (Chevron-Texaco Guaranty) (A-1+, P-1)
    2.83%                                             02/15/06     9,615     9,615,000
  Northside Independent School District GO (School
    Building Project) Series 2005 MB (Depfa Bank
    SBPA) (A-1+, VMIG-1)
    2.85%                                             06/15/06    17,000    17,000,000
  San Antonio Electric & Gas RB Series 2003 DN
    (Bank of America N.A. LOC) (A-1+)
    2.81%(b)                                          11/07/05     7,000     7,000,000
  San Antonio Electric & Gas Systems RB (Jr. Lien
    Project) Series 2004 MB (Banque Nationale de
    Paribas SBPA) (A-1+, MIG-1)
    2.20%                                             12/01/05    11,000    11,000,000
  San Marcos Conservative Independent School
    District GO Series 2004C-23 DN (MIG-1)
    2.72%(b)                                          11/07/05     2,430     2,430,000
  Socorro Independent School District GO (Citigroup
    Trust Receipts) Series 2005 ROC-II R-2222 DN
    (PSF Guaranty)
    2.74%(b)                                          11/07/05     2,500     2,500,000
  Texas A&M University RB (Citibank Trust
    Receipts) Series 2003R-4005 ROC-II DN
    (Citibank Liquidity Facility, Texas Permanent
    School Funding) (VMIG-1)
    2.74%(b)                                          11/07/05     4,970     4,970,000
  Texas GO (Macon Trust Receipts) Series 2005I DN
    (Bank of America N.A. SBPA) (A-1+)
    2.74%(b)                                          11/07/05     4,695     4,695,000
  Texas GO (Morgan Stanley Trust Receipts) Series
    2005-1147 DN (Morgan Stanley SBPA) (F-1+)
    2.73%(b)                                          11/07/05     3,340     3,340,000
  Texas GO (Municipal Trust Receipts) Series 2005A
    SGB-58 DN (Societe Generale Liquidity Facility)
    (A-1+)
    2.74%(b)                                          11/07/05     5,900     5,900,000

See accompanying notes to financial statements.

                                                                              35

                            BlackRock Liquidity Funds

                             STATEMENT OF NET ASSETS
                              MUNIFUND (Continued)

October 31, 2005

                                                                     Par
                                                        Maturity    (000)       Value
                                                        --------   -------   ------------
MUNICIPAL BONDS (Continued)
Texas (continued)
  Texas GO (Municipal Trust Receipts) Series 2005
    ROC-RR-R-378 DN (Societe Generale Liquidity
    Facility) (A-1+)
    2.74%(b)                                            11/07/05   $ 5,995   $  5,995,000
  Texas GO (Variable Mobilty Trust Receipts) Series
    2005B DN (Depfa Bank PLC SBPA)
    (A-1+, VM1G1)
    2.67%(b)                                            11/07/05     3,000      3,000,000
  Texas Student Housing Authority RB (Merrill
    Lynch P-Float Trust Receipts) Series 2005
    PT-3101 DN (Merrill Lynch Guaranty) (F-1+)
    2.79%(b)                                            11/07/05     4,275      4,275,000
  Texas Technology University RB (Bear Stearns
    Trust Receipts) Series 2002A DN (MBIA
    Insurance) (A-1)
    2.75%(b)(c)                                         11/07/05    13,630     13,630,000
  University of Texas Permanent University Fund RB
    (Citibank Trust Receipts) Series 2005-ROC-
    II-R-2194 DN (Liquidity Facility Citigroup)
    (VMIG-1)
    2.74%(b)                                            11/07/05    11,920     11,920,000
  University of Texas Permanent University Fund RB
    (Morgan Stanley Trust Receipts) Series
    2005-1023 DN (Morgan Stanley Liquidity
    Facility) (F-1+)
    2.73%(b)                                            11/07/05     4,850      4,850,000
  University of Texas Permanent University Fund RB
    (Municipal Trust Receipts) Series 2004-SGB-55
    DN (Societe Generale SBPA) (A-1+)
    2.74%(b)                                            11/07/05     6,690      6,690,000
  University of Texas RB (Wachovia Merlots Trust
    Receipts) Series 2003B-14 DN (Wachovia Bank
    N.A. SBPA) (VMIG-1)
    2.72%(b)                                            11/07/05     6,255      6,255,000
                                                                             ------------
                                                                              185,130,000
                                                                             ------------
Utah - 0.4%
  Jordanelle Special Services District RB (Tuhaye
    Project) Series 2005 DN (Wells Fargo Bank N.A.
    LOC) (A-1+)
    2.70%(b)                                            11/07/05     3,000      3,000,000
  Murray City Hospital (Independent Healthcare
    Services Project) RB Series 2005B DN
    (A-1+, VMIG-1)
    2.74%(b)                                            11/01/05    10,000     10,000,000
                                                                             ------------
                                                                               13,000,000
                                                                             ------------
Vermont - 0.4%
  Vermont Economic Development Authority RB
    (Green Mountain College Project) Series 2003A
    DN (Key Bank N.A. LOC)
    2.77%(b)                                            11/07/05     7,775      7,775,000
  Vermont Educational & Health Buildings
    Financing Agency RB (Rutland Medical Center
    Project) Series 2001A DN (National
    Westminster Bank LOC) (A-1)
    2.76%(b)                                            11/07/05     3,400      3,400,000
                                                                             ------------
                                                                               11,175,000
                                                                             ------------
Virginia - 2.6%
  Chesterfield County IDRB (Merrill Lynch P-Float
    Trust Receipts) Series 2004 PT-2133 DN
    (Merrill Lynch & Co. Guaranty, Merrill Lynch
    Capital Services SBPA) (F-1+, AA-)
    2.79%(b)(c)                                         11/07/05     9,750      9,750,000

                                                                     Par
                                                        Maturity    (000)       Value
                                                        --------   -------   ------------
MUNICIPAL BONDS (Continued)
Virginia (continued)
  Chesterfield County IDRB (Merrill Lynch Trust
    Receipts) Series 2003 PT-886 DN (Merrill Lynch
    & Co. Guaranty) (F-1+)
    2.79%(b)                                            11/07/05   $24,995   $ 24,995,000
  Commonwealth of Virginia Transportation Board
    RB (Citibank Trust Receipts) Series 2000
    SG-134 DN (Societe Generale SBPA) (A-1+)
    2.72%(b)                                            11/07/05     6,500      6,500,000
  Commonwealth of Virginia Transportation Board
    RB (Citibank Trust Receipts) Series 2002-1013
    DN (Citibank Liquidity Facility) (A-1+)
    2.74%(b)(c)                                         11/07/05     5,970      5,970,000
  Fairfax County Economic Development Authority
    RB (Citibank Trust Receipts) Series 2003-4024
    DN (Citibank Liquidity Facility) (VMIG-1)
    2.74%(b)(c)                                         11/07/05     4,735      4,735,000
  Hampton Roads Regional Jail Authority Facilities
    RB (Citibank Trust Receipts) Series 2004
    ROC-RR-II-R-2156 DN (MBIA Insurance,
    Citibank Liquidity Facility) (VMIG-1)
    2.74%(b)(c)                                         11/07/05     4,975      4,975,000
  Norfolk Educational Development Authority
    Hosptial Facilities RB (Citigroup Trust Receipts)
    Series 2004 R322 ROC- R-II DN (Citibank
    Liquidity Facility) (VMIG-1)
    2.74%(b)                                            11/07/05    13,470     13,470,000
  Tobacco Settlement Financing Corp. RB (Merrill
    Lynch P-Float Trust Receipts) Series 2005
    PA-1303 DN (Merrill Lynch & Co. Guaranty,
    Merrill Lynch Capital Services SBPA) (F-1+)
    2.78%(b)(c)                                         11/07/05     2,000      2,000,000
  University of Virginia RB (Wachovia Merlots Trust
    Receipts) Series 2003B-31 DN (Wachovia Bank
    N.A. SBPA) (VMIG-1)
    2.72%(b)(c)                                         11/07/05     2,680      2,680,000
  Virginia Public School Authority RB (Citigroup
    Global Markets Trust Receipts) Series
    2003R-4050-ROC-II DN (Citigroup Liquidity
    Facility) (A-1+)
    2.74%(b)                                            11/07/05     1,975      1,975,000
  Virginia State Public School Authority RB Series
    2003 MB (AA+, Aa1)
    4.00%                                               04/15/06     2,575      2,591,119
                                                                             ------------
                                                                               79,641,119
                                                                             ------------
Washington - 2.3%
  King County GO (ABN-AMRO Munitops Trust
    Certificates) Series 2001-1 DN (MBIA
    Insurance) (VMIG-1)
    2.76%(b)                                            11/07/05     2,500      2,500,000
  King County School District Bear Stearns
    Municipal Securities Trust Certificates RB
    (Highline Public Schools Project) Series 2002
    DN (FGIC Insurance) (A-1)
    2.75%(b)(c)                                         11/07/05    11,750     11,750,000
  Seattle GO (Bear Stearns Municipal Trust
    Receipts) Series 2003 SGA-142 DN (Societe
    Generale SBPA) (A-1+)
    2.75%(b)                                            11/07/05     4,000      4,000,000
  Seattle Municipal Light & Power RB (Wachovia
    Merlots Trust Receipts) Series 2001A-56 DN
    (FSA Insurance, Wachovia Bank N.A. Liquidity
    Facility) (VMIG-1)
    2.72%(b)                                            11/07/05     7,405      7,405,000

See accompanying notes to financial statements.

36

                           BlackRock Liquidity Funds

                            STATEMENT OF NET ASSETS
                              MUNIFUND (Continued)

October 31, 2005

                                                                   Par
                                                       Maturity    (000)      Value
                                                       --------   -------   ----------
MUNICIPAL BONDS (Continued)
Washington (continued)
  Spokane County School District No. 081 GO
    (Citibank Trust Receipts) Series 2003R-ROC-
    II-4000 DN (FSA Insurance, Citibank Liquidity
    Facility) (VMIG-1)
    2.74%(b)                                           11/07/05   $ 3,565   $3,565,000
  Washington GO (Piper Jaffray Trust Certificates)
    Series 2002G DN (Bank of New York LOC)
    (VMIG-1)
    2.76%(b)                                           11/07/05     5,170    5,170,000
  Washington GO (Wachovia Merlots Trust Receipts)
    Series 2002A-57 DN (MBIA Insurance) (VMIG-1)
    2.72%(b)                                           11/07/05     7,295    7,295,000
  Washington Housing Financing Committee
    Non-Profit Housing RB (Emerald Heights
    Project) Series 2003 DN (Bank of America N.A.
    LOC) (F-1+)
    2.75%(b)                                           11/01/05    17,345   17,345,000
  Washington State Health Care Facilities Authority
    RB (Seattle Cancer Care Projects) Series 2005
    DN (Key Bank N.A. LOC) (A-1)
    2.72%(b)                                           11/03/05     4,250    4,250,000
  Washington State Housing Finance Committee
    Non-Profit Housing RB (YMCA Tacoma & Pierce
    Project) Series 1998A DN (Key Bank N.A. LOC)
    (A-1, VMIG-1)
    2.72%(b)                                           11/07/05     2,945    2,945,000
  Washington State Housing Finance Committee
    Non-Profit Housing RB (YMCA Tacoma & Pierce
    Project) Series 1998B DN (Key Bank N.A. LOC)
    (A-1, VMIG-1)
    2.72%(b)                                           11/07/05     4,530    4,530,000
                                                                            ----------
                                                                            70,755,000
                                                                            ----------
West Virginia - 0.2%
  West Virginia Economic Development Authority
    RB (Juvenile Correctional Project) Series 2002A
    DN (MBIA Insurance, Bear Stearns Capital
    Markets Liquidity Facility) (A-1)
    2.75%(b)(c)                                        11/07/05     4,990    4,990,000
  West Virginia University RB (Merrill Lynch P-Float
    Trust Receipts) Series 2005 PZ-56 DN (Merrill
    Lynch SBPA, MBIA Insurance)
    2.78%(b)                                           11/07/05     2,215    2,215,000
                                                                            ----------
                                                                             7,205,000
                                                                            ----------
Wisconsin - 2.0%
  Appleton Redevelopment Authority RB (Fox City
    Project) Series 2001B DN (Bank One N.A. LOC)
    (VMIG-1)
    2.75%(b)                                           11/07/05     8,100    8,100,000
  Milwaukee Redevelopment Authority RB (Yankee
    Hill Apartments Project) Series 2005 DN (Wells
    Fargo Bank N.A. LOC) (A-1+)
    2.65%(b)                                           11/07/05     3,500    3,500,000
  Southeast Wisconsin Professional Baseball Park
    RB (Wachovia Merlots Trust Receipts) Series
    2000Y DN (MBIA Insurance, Wachovia Bank N.A.
    SBPA) (VMIG-1)
    2.72%(b)                                           11/07/05     5,280    5,280,000
  Wisconsin Health & Educational Facilities
    Authority RB (Froedtert & Community Health
    Project) Series 2005C DN (A-1+, F-1+)
    2.69%(b)                                           11/07/05    14,100   14,100,000

                                                                    Par
                                                       Maturity    (000)      Value
                                                       --------   -------   ----------
MUNICIPAL BONDS (Continued)
Wisconsin (continued)
  Wisconsin Health & Educational Facilities
    Authority RB (Edgewood College Project) Series
    1997 DN (Bank One N.A. LOC)
    2.83%(b)                                           11/07/05   $ 6,040   $6,040,000
  Wisconsin Health & Educational Facilities
    Authority RB (Oakwood Village Project) Series
    2000B DN (Marshall & Ilsley Bank LOC) (A-1)
    2.73%(b)                                           11/07/05     2,420    2,420,000
  Wisconsin Health & Educational Facilities
    Authority RB (St. John's Community Project)
    Series 2005 DN (Radian Credit Facilities) (F-1*)
    2.75%(b)                                           11/07/05     5,000    5,000,000
  Wisconsin Health & Educational Facilities
    Authority RB (St. Joseph's Community Hospital
    Project) Series 2001 DN (Marshall & Ilsley Bank
    LOC) (A-1)
    2.73%(b)                                           11/07/05    10,300   10,300,000
  Wisconsin Transportation RB Series 2005
    ROC-II-R DN (FSA Insurance Guaranty,
    Citigroup Trust Receipts) (A-1+, AAA)
    2.74%(b)                                           11/07/05     5,585    5,585,000
                                                                            ----------
                                                                            60,325,000
                                                                            ----------
Wyoming - 1.3%
  Lincoln County PCRB (Amoco Project) Series 1983
    MB (ExxonMobil Guaranty)
    2.85%                                              04/01/06     7,600    7,600,000
  Lincoln County PCRB (Exxon Corp. Project) Series
    1984A DN (A-1+, P-1)
    2.73%(b)                                           11/01/05    17,220   17,220,000
  Lincoln PCRB (Exxon Project) Series 1984B DN
    (A-1+)
    2.73%(b)                                           11/01/05    14,605   14,605,000
                                                                            ----------
                                                                            39,425,000
                                                                            ----------

See accompanying notes to financial statements.

                                                                              37

                            BlackRock Liquidity Funds

                             STATEMENT OF NET ASSETS
                              MUNIFUND (Concluded)

October 31, 2005

                                          Value
                                      --------------
TOTAL INVESTMENTS IN SECURITIES -
99.6%
  (Cost $3,074,053,595(a))            $3,074,053,595

OTHER ASSETS IN EXCESS OF
  LIABILITIES - 0.4%                      10,889,027
                                      --------------
NET ASSETS -  100.0%
  (Equivalent to $1.00 per share
  based on 2,135,326,887
  Institutional Shares, 84,769,374
  Dollar Shares, 35,774,005 Cash
  Management Shares,
  516,606,019 Administration
  Shares, 24,225,238 Bear Stearns
  Shares, 2,218 Bear Stearns
  Premier Choice Shares,
  161,858,751 Bear Stearns Private
  Client Shares and 126,452,661
  Bear Stearns Premier Shares
  outstanding)                        $3,084,942,622
                                      ==============

NET ASSET VALUE, OFFERING AND
  REDEMPTION PRICE PER
  INSTITUTIONAL SHARE
  ($2,135,256,536/2,135,326,887)      $         1.00
                                      ==============
NET ASSET VALUE, OFFERING AND
  REDEMPTION PRICE PER
  DOLLAR SHARE
        ($84,763,382/84,769,374)      $         1.00
                                      ==============
NET ASSET VALUE, OFFERING AND
  REDEMPTION PRICE PER
  CASH MANAGEMENT SHARE
        ($35,773,658/35,774,005)      $         1.00
                                      ==============
NET ASSET VALUE, OFFERING AND
  REDEMPTION PRICE PER
  ADMINISTRATION SHARE
      ($516,607,210/516,606,019)      $         1.00
                                      ==============
NET ASSET VALUE, OFFERING AND
  REDEMPTION PRICE PER
  BEAR STEARNS
        ($24,224,812/24,225,238)      $         1.00
                                      ==============
NET ASSET VALUE, OFFERING AND
  REDEMPTION PRICE PER
  BEAR STEARNS PREMIER CHOICE SHARE
                  ($2,217/2,218)      $         1.00
                                      ==============
NET ASSET VALUE, OFFERING AND
  REDEMPTION PRICE PER
  BEAR STEARNS PRIVATE CLIENT SHARE
      ($161,859,643/161,858,751)      $         1.00
                                      ==============
NET ASSET VALUE, OFFERING AND
  REDEMPTION PRICE PER
  BEAR STEARNS PREMIER SHARE
      ($126,455,164/126,452,661)      $         1.00
                                      ==============

(a)  Cost for Federal income tax purposes is $3,074,091,722.
(b)  Rates shown are the rates as of October 31, 2005 and maturities shown are the next interest readjustment date or the date the principal owed can be recovered through demand.
(c)  Security exempt from registration under Rule 144A of the Securities Act of
     1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional investors. As of October
     31, 2005, the Fund held 13.7% of its net assets, with a current market value of $422,870,000, in securities restricted as to resale.
(d)  Illiquid Security. As of October 31, 2005, the Fund held 0.2% of its net assets, with a current market value of $5,630,000 in these securities.

See accompanying notes to financial statements.

38

                            BlackRock Liquidity Funds

                             STATEMENT OF NET ASSETS
                                    MUNICASH

October 31, 2005

                                                                 Par
                                                    Maturity    (000)       Value
                                                    --------   -------   -----------
U.S. GOVERNMENT & AGENCY OBLIGATIONS - 1.0%
Federal Home Loan Mortgage Corp. Variable Rate
  Notes - 1.0%
  Federal Home Loan Mortgage Corp. Variable Rate
    Demand Certificates (Multi-Family Housing
    Project) Series 2005A-M005
          2.85%(b)
               (Cost
    $23,000,000)                                    11/07/05   $23,000   $23,000,000
                                                                         -----------
MUNICIPAL BONDS - 97.4%
Alabama - 2.7%
  Brundidge IDRB (Carter Brothers Project) Series
    2001 AMT DN (Southtrust Bank LOC)
          2.85%(b)                                  11/07/05       940       940,000
  Jefferson County GO Warrants Series 2001B DN
    (Morgan Guaranty Trust LOC, Bayerische
    Landesbank Girozentrale SBPA) (A-1+, VMIG-1)
          2.69%(b)                                  11/01/05    29,000    29,000,000
  Jefferson County Sewer RB Series 2003B-7 DN
          2.70%(b)                                  11/07/05    28,500    28,500,000
  Tuscaloosa IDRB Series 2000A AMT DN
    (Southtrust Bank LOC)
          2.85%(b)                                  11/07/05     1,365     1,365,000
  Vestavia Hills GO Series 2004B DN (VMIG-1)
          2.90%(b)                                  11/07/05     1,800     1,800,000
                                                                         -----------
                                                                          61,605,000
                                                                         -----------
Alaska - 0.0%
  Alaska Housing Finance Corp. RB (State Capitol
    Project) Series 1999B-2 MB (MBIA Insurance)
          5.50%                                     12/01/05     1,000     1,002,247
                                                                         -----------
Arizona - 1.2%
  Cochise County Pollution Control Corp. Solid
    Waste Disposal RB (Arizona Electric Power
    Co-op, Inc. Project) Series 1994 AMT DN
    (A-1, VMIG-1)
          2.88%                                     11/07/05    11,000    11,000,000
  Maricopa County IDA Solid Waste Disposal RB
    Series 2004-048 AMT DN (Lloyd's Bank, Merrill
    Lynch Liquidity Facility) (A-1+)
          2.81%(b)                                  11/07/05     1,770     1,770,000
  Phoenix Industrial Development Authority Multi
    Family Housing RB (Merrill Lynch P-Floats
    Trust Receipts) Series 2005-PT-2940 AMT DN
    (Merrill Lynch & Co. SBPA)
          2.83%(b)                                  11/07/05     7,465     7,465,000
  Pima County IDA Single Family Mortgage RB
    (Draw Down Project) Series 2003 AMT MB
    (Trinity Funding Guaranty)
          4.02%(b)                                  11/25/05     7,671     7,671,000
                                                                         -----------
                                                                          27,906,000
                                                                         -----------
Arkansas - 0.1%
  University Arkansas University RB (Pine Bluff
    Campus Project) Series 2005B DN (ABK
    Insurance) (Aaa)
          2.80%(b)                                  12/01/05       120       120,000
  University of Arkansas RB (UAMS Campus
    Project) Series 2004A MB (MBIA Insurance)
          4.00%                                     11/01/05     1,645     1,645,000
                                                                         -----------
                                                                           1,765,000
                                                                         -----------

                                                                 Par
                                                    Maturity    (000)       Value
                                                    --------   -------   -----------
MUNICIPAL BONDS (Continued)
California - 2.2%
  California Economic Recovery RB Series 2004C-20
    DN (VMIG-1)
          2.74%(b)                                  11/07/05   $27,500   $27,500,000
  California Statewide Communities Development
    Authority Multi Family RB (Merrill Lynch
    P-Float Trust Receipts) Series 2001 PT-353
    AMT DN (Merrill Lynch & Co. Guaranty) (A-1+)
          2.81%(b)                                  11/07/05    10,990    10,990,000
  California Statewide Communities Development
    Authority Multi Family RB (Merrill Lynch
    P-Float Trust Receipts) Series 2003 PT-2001
    AMT DN (Merrill Lynch & Co. Guaranty)
          2.81%(b)                                  11/03/05     2,500     2,500,000
  Los Angeles IDRB (P&C Poultry Distributors
    Project) Series 1998 DN (Comercia Bank N.A.
    LOC)
          2.85%(b)                                  11/03/05     2,500     2,500,000
  Puttable Floating Tax Exempt Receipts Series
    2005 DN (FGIC, MBIA, FSA Insurance, Merrill
    Lynch SBPA)
          2.85%(b)                                  11/07/05     6,830     6,830,000
                                                                         -----------
                                                                          50,320,000
                                                                         -----------
Colorado - 1.8%
  Arapahoe County IDRB (PECO II, Inc. Project)
    Series 2001 AMT DN (Huntington Bank LOC)
          3.00%(b)                                  11/07/05     2,000     2,000,000
  Colorado Education Loan Program RB Series 2005
    TRAN (SP-1+, MIG-1)
          4.00%                                     08/07/06    11,000    11,107,533
  Colorado Health Facilities Authority Economic
    Development RB (Johnson Publishing Co.
    Project) Series 1999A AMT DN (Bank One N.A.
    LOC)
          2.87%(b)                                  11/07/05     1,170     1,170,000
  Colorado Housing & Finance Authority RB (Single
    Family Mortgage Project) Series 2005 MB
    (Trinity Funding Insurance) (SP-1+, MIG-1)
          2.80%                                     07/05/06    15,000    15,000,000
  Denver City & County Airport RB Series 2002A-61
    AMT DN (Wachovia Bank N.A. LOC, FGIC
    Insurance) (VMIG-1)
          2.77%(b)                                  11/07/05    10,905    10,905,000
                                                                         -----------
                                                                          40,182,533
                                                                         -----------
Connecticut - 1.1%
  Brazos River Harbor RB (Dow Chemical Project)
    Series 2005 MB
          2.75%                                     12/02/05     3,500     3,500,000
          2.98%                                     01/19/06     8,500     8,500,000
  Connecticut Health & Educational Facilities
    Authority RB (Yale University Project) Series
    1999U DN (A-1+, VMIG-1)
          2.68%(b)                                  11/07/05     8,600     8,600,000
  Metropolitan Washington Airport Authority RB
    Series 2005 MB (J.P. Morgan Chase Bank LOC)
          2.85%                                     01/18/06     5,000     5,000,000
                                                                         -----------
                                                                          25,600,000
                                                                         -----------

See accompanying notes to financial statements.

                                                                              39

                            BlackRock Liquidity Funds

                             STATEMENT OF NET ASSETS
                              MUNICASH (Continued)

October 31, 2005

                                                                     Par
                                                       Maturity     (000)       Value
                                                       --------    -------   ------------
MUNICIPAL BONDS (Continued)
Delaware - 0.3%
  Delaware Economic Development Authority RB
    (St. Edmonds Academy Project) Series 2005 DN
    (Mercantile Safe Deposit & Trust Bank LOC)
    (VMIG-1)
    2.70%(b)                                           11/07/05    $ 5,000   $  5,000,000
  Delaware GO Series 1998A MB
    4.60%                                              02/01/06      1,000      1,004,427
                                                                             ------------
                                                                                6,004,427
                                                                             ------------
District of Columbia - 0.3%
  District of Columbia Enterprise Zone RB (NJA
    Hotel LLC Issue Project) Series 2004 AMT DN
    (Bank of Scotland LOC) (VMIG-1)
    2.80%(b)                                           11/07/05      5,000      5,000,000
  District of Columbia Housing Finance Agency RB
    Series 2004 PT-2391 DN (MBIA Insurance,
    Merrill Lynch & Co. SBPA) (F-1+)
    2.83%(b)(c)                                        11/03/05      2,435      2,435,000
                                                                             ------------
                                                                                7,435,000
                                                                             ------------
Florida - 4.7%
  Collier County School Board COP Series 2001 MB
    (FSA Insurance)
    4.50%                                              02/15/06        500        502,490
  Florida Local Government Finance Association RB
    Series 2005 MB (A-1, P-1)
    2.70%                                              12/15/05      2,400      2,400,000
  Greater Orlando Aviation Authority RB (Special
    Purpose Cessna Aircraft Project) Series 2001
    AMT DN (Textron, Inc. Guaranty) (A-2, P-1)
    3.80%(b)                                           11/07/05      6,000      6,000,000
  Highlands County Health Facilities Authority RB
    (Adventist Health System Project) Series 2003B
    DN (SunTrust Bank LOC)
    2.70%(b)                                           11/07/05      2,300      2,300,000
  Jacksonville Economic Development Commission
    IDRB (Glasfloss Industries, Inc. Project) Series
    2002 AMT DN (Huntington National Bank LOC)
    3.00%(b)                                           11/07/05      1,940      1,940,000
  Jacksonville Economic Development Commission
    IDRB (Tremron Jacksonville Project) Series
    2000 AMT DN (Branch Banking & Trust Co.
    LOC)
    2.82%(b)                                           11/03/05      2,170      2,170,000
  Jacksonville Economic Development Commission
    Special Facility Airport RB (Holland Sheltair
    Project) Series 2005B AMT DN (Huntington
    Bank LOC)
    2.75%(b)                                           11/07/05      2,100      2,100,000
  Lee County IDRB Series 1997 AMT DN (SunTrust
    Bank LOC)
    2.84%(b)                                           11/07/05      1,835      1,835,000
  Pinellas County Housing Finance Authority RB
    Series 2004A DN (CDC Funding Insurance,
    Rabobank SBPA) (VMIG-1)
    2.79%(b)                                           11/07/05      6,365      6,365,000
  Pinellas County Housing Finance Authority Single
    Family Mortgage RB Series 2004-009 AMT DN
    (CDC Funding Insurance, Rabobank SBPA)
    (VMIG-1)
    2.79%(b)                                           11/07/05      5,150      5,150,000
  Pinellas County Housing Finance Authority Single
    Family Mortgage RB Series 2004-933 AMT DN
    (Merrill Lynch Liquidity Facility, Rabobank
    SBPA) (VMIG-1)
    2.79%(b)                                           11/07/05      2,725      2,725,000

                                                                     Par
                                                       Maturity     (000)       Value
                                                       --------    -------   ------------
MUNICIPAL BONDS (Continued)
Florida (continued)
  Pinellas County IDRB Series 2004 AMT DN (Trinity
    Insurance, Wachovia Bank N.A. LOC, Rabobank
    SBPA) (VMIG-1)
    2.85%(b)                                           11/07/05    $ 1,370   $  1,370,000
  Putnam County Development Authority PCRB
    (Seminole Electric Co-op Project) Series 1984D
    MB (National Rural Utilities LOC) (A-1)
    2.65%                                              12/15/05     11,600     11,600,000
  Putnam County Development Authority PCRB
    (Seminole Electric Co-op Project) Series
    1984H-3 MB (National Rural Utilities LOC)
    (A-1, MIG-1)
    2.80%                                              03/15/06      5,400      5,400,000
  St. Lucie Solid Waste Disposal RB (Florida Power
    & Light Co. Project) Series 2003 DN (VMIG-1)
    2.79%(b)                                           11/01/05     48,285     48,285,000
  Tampa Bay Water Utilities System RB Series
    2004C-21 MB (FGIC Insurance, Wachovia Bank
    SBPA) (Aaa)
    2.95%                                              05/31/06      5,945      5,945,000
                                                                             ------------
                                                                              106,087,490
                                                                             ------------
Georgia - 3.5%
  Atlanta Airport GO Series 1996 MB (AMBAC
    Insurance)
    6.50%                                              01/01/06      1,000      1,006,131
  Atlanta Airport RB Series 2004C-14 AMT DN (FSA
    Insurance, Wachovia Bank) (VMIG-1)
    2.77%(b)                                           11/07/05      3,990      3,990,000
  Cartersville Development Authority RB (Aquafil
    USA, Inc. Project) Series 2005 AMT DN (Branch
    Banking & Trust Bank LOC)
    2.82%(b)                                           11/07/05      2,000      2,000,000
  Cobb County Multi Family Housing Authority RB
    Series 2003 PT-1963 AMT DN (Merrill Lynch &
    Co. Guaranty) (F-1+)
    2.83%(b)(d)                                        11/07/05     13,120     13,120,000
  Cobb County Multi Family Housing Authority RB
    Series 2004 PT-2221 AMT DN (Merrill Lynch &
    Co. Guaranty) (F-1+, AA-)
    2.83%(b)                                           11/07/05     37,095     37,095,000
  Dooly County IDRB (Hamburg Enterprises Project)
    Series 2003 AMT DN (Fifth Third Bank N.A. LOC)
    2.79%(b)                                           11/04/05      1,000      1,000,000
  Gainesville Housing Authority RB Series 2003
    PT-1985 DN (Merrill Lynch & Co. Guaranty)
    (F-1+)
    2.83%(b)                                           11/03/05      3,470      3,470,000
  Gordon County IDRB (Aladdin Manufacturing
    Corp. Project) Series 1997A AMT DN (Wachovia
    Bank N.A. LOC)
    2.80%(b)                                           11/07/05      1,000      1,000,000
  Gordon County IDRB (Aladdin Manufacturing
    Corp. Project) Series 1997B DN (Wachovia Bank
    N.A. LOC)
    2.80%(b)                                           11/07/05      1,000      1,000,000
  Griffin-Spalding County IDRB (Woodland
    Industries Project) Series 2000 AMT DN
    (Wachovia Bank N.A. LOC) (A-1+)
    2.80%(b)                                           11/07/05      1,750      1,750,000
  Gwinnett County IDRB (Suzanna Project) Series
    2001A AMT DN (Wachovia Bank N.A. LOC)
    (VMIG-1)
    2.80%(b)                                           11/07/05      3,150      3,150,000

See accompanying notes to financial statements.

40

                            BlackRock Liquidity Funds

                             STATEMENT OF NET ASSETS
                              MUNICASH (Continued)

October 31, 2005

                                                                   Par
                                                      Maturity    (000)      Value
                                                      --------   ------   -----------
MUNICIPAL BONDS (Continued)
Georgia (continued)
  Laurens County IDRB (Aladdin Manufacturing
    Corp. Project) Series 1997 AMT DN (Wachovia
    Bank N.A. LOC)
    2.80%(b)                                          11/07/05   $1,000   $ 1,000,000
  Wayne County IDRB (Absorption Corp. Project)
    Series 2004 DN (Branch Banking & Trust Co.
    LOC) (VMIG-1)
    2.82%(b)                                          11/07/05    4,700     4,700,000
  Whitefield County Educational Development
    Authority RB (Aladdin Solid Waste Disposal
    Project) Series 1999 AMT DN (Wachovia Bank
    N.A. LOC)
    2.80%(b)                                          11/07/05    3,100     3,100,000
                                                                          ===========
                                                                           77,381,131
                                                                          -----------
Illinois - 1.7%
  Chicago Board of Education GO Series 2005 PZ-60
    DN (FGIC Insurance, Merrill Lynch & Co. SBPA)
    (F-1+)
    2.78%(b)                                          11/07/05    2,100     2,100,000
  Chicago IDRB (Promise Candy Project) Series
    2001 AMT DN (LaSalle National Bank LOC)
    2.81%(b)                                          11/07/05    3,530     3,530,000
  Chicago O'Hare International Airport RB
    (Wachovia Merlots Trust Receipts) Series
    2001A-85 AMT DN (Wachovia Bank N.A. LOC)
    (VMIG-1)
    2.77%(b)                                          11/07/05    5,595     5,595,000
  Elmhurst IDRB (Randall Manufacturing Project)
    Series 2002 AMT DN (LaSalle National Bank
    LOC) (A-1+)
    2.90%(b)                                          11/07/05    1,665     1,665,000
  Flora RB (Heritage Woods Project) Series 2001
    AMT DN (Federal Home Loan Bank Guaranty)
    (A-1+)
    2.84%(b)                                          11/07/05    2,950     2,950,000
  Harvard Multi Family Housing RB (Northfield
    Court Project) Series 1999 AMT DN (LaSalle
    National Bank LOC) (A-1+)
    2.88%(b)                                          11/07/05    7,350     7,350,000
  Illinois Development Finance Authority IDRB
    (Cano Packaging Corp. Project) Series 2001
    AMT DN (LaSalle National Bank LOC)
    2.81%(b)                                          11/07/05    2,150     2,150,000
  Illinois Development Finance Authority IDRB
    (Harbortown Industries Project) Series 2000A
    AMT DN (LaSalle National Bank LOC)
    2.86%(b)                                          11/07/05    2,000     2,000,000
  Illinois Development Finance Authority IDRB
    (Mason Corp. Project) Series 2000A AMT DN
    (LaSalle National Bank LOC)
    2.86%(b)                                          11/07/05    4,755     4,755,000
  Illinois GO Series 2000 MB
    4.50%                                             12/01/05      500       500,786
  Metropolitan Pier & Exposition Authority RB (Bear
    Stearns Trust Certificates) Series 2005A-224
    DN (MBIA Insurance, Bear Stearns Capital
    Markets Liquidity Facility) (VMIG-1)
    2.85%(b)(c)                                       11/07/05    4,000     4,000,000
  Springfield Community Improvement RB Series
    2000 AMT DN (National City Bank N.A. LOC)
    2.91%(b)                                          11/07/05      425       425,000

                                                                   Par
                                                      Maturity    (000)      Value
                                                      --------   ------   -----------
MUNICIPAL BONDS (Continued)
Illinois (continued)
  Upper River Valley IDRB (Advanced Drainage
    System Project) Series 2002 AMT DN (National
    City Bank N.A. LOC)
    2.81%(b)                                          11/07/05   $1,700   $ 1,700,000
                                                                          ===========
                                                                           38,720,786
                                                                          -----------
Indiana - 2.0%
  Anderson Economic Development RB (Printer
    Zink, Inc. Project) Series 2004A DN (U.S.
    Bancorp LOC) (A-1+)
    2.87%(b)                                          11/07/05    2,500     2,500,000
  Elkhart County Industrial Economic Development
    RB (Four Seasons Manufacturing, Inc. Project)
    Series 2000 AMT DN (National City Bank N.A.
    LOC)
    2.86%(b)                                          11/07/05    1,045     1,045,000
  Elkhart Industrial Multi Family RB (Pedcor
    Investments Living LP Project) Series 2002A
    AMT DN (Federal Home Loan Bank Guaranty)
    (VMIG-1)
    2.80%(b)                                          11/07/05    8,000     8,000,000
  Elkhart Industrial Multi Family RB (Pedcor
    Investments Living LP Project) Series 2002B
    AMT DN (Federal Home Loan Bank Guaranty)
    (VMIG-1)
    2.80%(b)                                          11/07/05      900       900,000
  Fort Wayne Economic Development Authority RB
    (Advanced Machine & Tool Project) Series 2001
    AMT DN (National City Bank N.A. LOC)
    2.86%(b)                                          11/07/05    1,770     1,770,000
  Huntingburg Multi Family RB (Lincoln Village
    Apartments Project) Series 2000 AMT DN
    (Federal Home Loan Bank Guaranty)
    2.83%(b)                                          11/07/05    2,350     2,350,000
  Indiana Development Finance Authority Economic
    Development RB (Saroyan Hardwoods, Inc.
    Project) Series 1994 AMT DN (Fifth Third Bank
    N.A. LOC)
    2.84%(b)                                          11/07/05      800       800,000
  Indiana Development Finance Authority Economic
    Development RB (Timberland Resources
    Project) Series 2001 DN (SouthTrust Bank LOC)
    2.85%(b)                                          11/07/05      750       750,000
  Indiana Development Finance Authority IDRB
    Series 2000 AMT DN (Bank One N.A. LOC)
    2.84%(b)                                          11/07/05    4,700     4,700,000
  Indiana Economic Development Finance Authority
    RB (Morris Manufacturing & Sales Corp.
    Project) Series 2002 AMT DN (National City
    Bank N.A. LOC)
    2.81%(b)                                          11/07/05    1,900     1,900,000
  Indiana Housing & Community Development
    Authority Single Family Mortgage RB Series
    2005B-3 AMT MB (VMIG-1)
    3.05%                                             04/06/06    7,000     7,000,000
  Jeffersonville Economic Development Authority
    RB (Scansteel Project) Series 1998 AMT DN
    (National City Bank N.A. LOC)
    2.86%(b)(d)                                       11/07/05    1,080     1,080,000

See accompanying notes to financial statements.

                                                                              41

                            BlackRock Liquidity Funds

                             STATEMENT OF NET ASSETS
                              MUNICASH (Continued)

October 31, 2005

                                                                     Par
                                                       Maturity     (000)       Value
                                                       --------   --------   -----------
MUNICIPAL BONDS (Continued)
Indiana (continued)
  Orleans Economic Development RB (Almana LLC
    Project) Series 1995 AMT DN (National City
    Bank N.A. LOC)
    2.90%(b)                                           11/07/05    $2,000    $ 2,000,000
  Scottsburg Economic Development Authority RB
    (American Plastic Corp. Project) Series 2000
    AMT DN (National City Bank N.A. LOC)
    2.86%(b)                                           11/07/05       975        975,000
  South Bend Economic Development Authority RB
    (SGW Realty LLC Project) Series 1998 AMT DN
    (National City Bank N.A. LOC)
    2.91%(b)                                           11/07/05       850        850,000
  St. Joseph County Industrial Economic
    Development RB (Midcorr Land Development
    LLC Project) Series 2002 DN (National City
    Bank N.A. LOC)
    2.81%(b)                                           11/07/05     3,330      3,330,000
  Vigo County Independent School Corp. Temporary
    Loan Notes RB Series 2005 MB
    3.25%                                              12/29/05     4,500      4,503,573
                                                                             -----------
                                                                              44,453,573
                                                                             -----------
Iowa - 0.6%
  Cedar Rapids Iowa Community School District Tax
    Anticipation Warrants Series 2005 MB
    3.75%                                              06/30/06     4,500      4,527,440
  Dallas County IDRB (Sioux City Brick Project)
    Series 2000A AMT DN (First Bank Systems LOC)
    2.84%(b)                                           11/07/05     1,000      1,000,000
  Des Moines Commercial Development RB (Grand
    Office Park Project) Series 1985 DN (Principal
    Life Insurance Company Guaranty) (A-1+)
    2.88%(b)                                           11/07/05     2,000      2,000,000
  Urbandale IDRB (Meredith Drive Association
    Project) Series 1985 DN (Principal Life
    Insurance Co. Guaranty) (A-1+)
    2.88%(b)                                           11/07/05     4,500      4,500,000
  West Burlington IDRB (Borghi Oilhydraulic
    Project) Series 2001A AMT DN (Bank One N.A.
    LOC)
    2.92%(b)                                           11/07/05       600        600,000
                                                                             -----------
                                                                              12,627,440
                                                                             -----------
Kansas - 0.4%
  Kansas Development Finance Authority Multi
    Family RB (Merrill Lynch P-Floats Trust
    Receipts) Series 2005-2947 AMT DN (Merrill
    Lynch & Co. SBPA, MBIA Insurance) (AAA, F1+)
    2.83%(b)                                           11/07/05     7,115      7,115,000
  Kansas Development Finance Authority RB
    (Delaware Highlands Project) Series 2005C DN
    (Federal Home Loan Bank Guaranty)
    2.80%(b)                                           11/07/05     2,250      2,250,000
                                                                             -----------
                                                                               9,365,000
                                                                             -----------
Kentucky - 2.3%
  Boyd County Sewer & Solid Waste RB (Air
    Products & Chemicals Project) Series 2003 AMT
    DN (A-1)
    2.80%(b)                                           11/02/05     1,275      1,275,000
  City of Wilder Industrial Building RB (Saratoga
    Investments LP Project) Series 1998 AMT DN
    (Fifth Third Bank N.A. LOC)
    2.88%(b)                                           11/07/05     1,010      1,010,000

                                                                     Par
                                                       Maturity     (000)       Value
                                                       --------   --------   -----------
MUNICIPAL BONDS (Continued)
Kentucky (continued)
  Clark County PCRB (Eastern Kentucky Power
    Project) Series 1984J-2 MB (National Rural
    Co-op Utilities Guaranty) (A-1, MIG-1)
    2.95%                                              04/15/06    $ 8,000   $ 8,000,000
  Dayton IDRB (Ramkat Enterprise Project) Series
    2001 AMT DN (First Bank Systems LOC)
    2.93%(b)                                           11/07/05      1,925     1,925,000
  Elsmere IDRB (International Mold Steel, Inc.
    Project) Series 1996 AMT DN (Star Bank N.A.
    LOC)
    2.88%(b)                                           11/07/05      1,205     1,205,000
  Henderson Industrial Building RB (Shamrock
    Technologies Project) Series 1997 AMT DN
    (Wachovia Bank N.A. LOC)
    2.85%(b)(c)                                        11/07/05        776       776,000
  Jefferson County Industrial Building RB (Atlas
    Machine & Supply Co. Project) Series 1999 AMT
    DN (Bank One N.A. LOC)
    2.84%(b)                                           11/07/05      1,815     1,815,000
  Kenton County Educational RB (Redwood
    Rehabilitation Center Project) Series 2004 DN
    (Fifth Third Bank LOC)
    2.83%(b)                                           11/03/05      3,000     3,000,000
  Kentucky Association of Counties Advance
    Revenue COP Series 2005 TRAN (SP-1+)
    4.00%                                              06/30/06     13,000    13,104,405
  Kentucky Economic Development Finance
    Authority Solid Waste Disposal RB (Republic
    Services, Inc. Project) Series 2005 AMT DN
    3.05%(b)                                           11/07/05     10,100    10,100,000
  McCreary County Industrial Building RB (Le
    Sportsac, Inc. Project) Series 1998 AMT DN
    (Fifth Third Bank N.A. LOC)
    2.81%(b)                                           11/07/05      1,100     1,100,000
  McCreary County Industrial Building RB (Le
    Sportsac, Inc. Project) Series 1998B AMT DN
    (Fifth Third Bank N.A. LOC)
    2.81%(b)                                           11/07/05      1,410     1,410,000
  McCreary County Industrial Building RB (Le
    Sportsac, Inc. Project) Series 1999B-3 AMT DN
    (Fifth Third Bank N.A. LOC)
    2.81%(b)                                           11/07/05      3,220     3,220,000
  Pulaski County Solid Waste Disposal RB (National
    Rural Utilities for East Kentucky Power Project)
    Series 1993B AMT MB (National Rural Utilities
    Guaranty) (MIG-1)
    2.85%                                              02/15/06      2,600     2,600,000
                                                                             -----------
                                                                              50,540,405
                                                                             -----------
Louisiana - 1.7%
  Donaldsonville IDRB (John Folse & Co., Inc.
    Project) Series 2003 DN (AmSouth Bank LOC)
    2.79%(b)                                           11/07/05      2,150     2,150,000
  Lafayette Educational Development Authority RB
    (Holt County Project) Series 1990 DN (Rabo
    Bank Nederland LOC)
    3.00%(b)                                           11/07/05      2,850     2,850,000
  Louisiana Housing Finance Agency RB (Housing
    Restoration Project) Series 2002A AMT DN
    (Regions Bank LOC)
    2.85%(b)                                           11/07/05      2,050     2,050,000

See accompanying notes to financial statements.

42

                           BlackRock Liquidity Funds

                            STATEMENT OF NET ASSETS
                              MUNICASH (Continued)

October 31, 2005

                                                                   Par
                                                      Maturity    (000)       Value
                                                      --------   -------   -----------
MUNICIPAL BONDS (Continued)
Louisiana (continued)
  Louisiana Local Government Environmental
    Facilities Community Development Authority
    RB (Bioset Shreveport LLC) Series 2002-A DN
    (Hibernia Bank LOC)
    3.20%(b)                                          11/07/05   $ 5,945   $ 5,945,000
  Louisiana Local Government Environmental
    Facilities Community Development Authority
    RB (Northwestern State University Student
    Housing Project) Series 2004A DN (Regions
    Bank LOC) (A-1)
    2.78%(b)                                          11/07/05     3,000     3,000,000
  Louisiana Local Government Environmental
    Facilities Community Development Authority
    RB (Ouachita Christian School, Inc. Project)
    Series 2002 DN (Bank One N.A. LOC)
    2.95%(b)                                          11/07/05     1,430     1,430,000
  Louisiana Public Facilities Authority RB (Air
    Products & Chemicals Project) Series 2002 AMT
    DN (Hibernia Bank LOC) (A-1, P-1)
    2.80%(b)                                          11/07/05     5,000     5,000,000
  Louisiana Public Facilities Authority RB
    (Equipment & Capital Facilities Loan Program)
    Series 2002A DN (Hibernia Bank LOC) (VMIG-1)
    3.20%(b)                                          11/07/05    13,365    13,365,000
  North Webster Parish IDRB (CSP Project) Series
    2001 AMT DN (Regions Bank N.A. LOC)
    2.79%(b)                                          11/07/05     2,630     2,630,000

                                                                           -----------
                                                                            38,420,000
                                                                           -----------
Maine - 0.1%
  Maine Finance Authority RB (Brunswick
    Publishing Project) Series 2005 AMT DN
    (SunTrust Bank LOC)
    2.80%(b)                                          11/07/05     2,000     2,000,000
                                                                           -----------
Maryland - 3.3%
  Baltimore County RB (Golf Systems Project)
    Series 2001 DN (M&T Bank Corp. LOC) (A-2)
    2.75%(b)                                          11/07/05     4,800     4,800,000
  Howard County RB (Glenelg Country School
    Project) Series 2001 DN (M&T Bank Corp. LOC)
    (A-1)
    2.70%(b)                                          11/07/05     3,425     3,425,000
  Maryland Community Development Adminis-
    tration Department of Housing & Community
    Development RB (Harbor City Project) Series
    1990C DN (Mercantile Bank LOC)
    2.77%(b)                                          11/07/05     3,230     3,230,000
  Maryland Economic Development Corp. RB
    (Assisted Catholic Charities Project) Series
    2004 DN (Mercantile Bank LOC) (VMIG-1)
    2.70%(b)                                          11/07/05     3,850     3,850,000
  Maryland Economic Development Corp. RB
    (Associated Catholic, Inc. Project) Series 2002
    DN (M&T Bank Corp. LOC) (VMIG-1)
    2.73%(b)                                          11/07/05     4,715     4,715,000
  Maryland Economic Development Corp. RB
    (Bindagraphics, Inc. Project) Series 2001 AMT
    DN
    2.75%(b)                                          11/07/05     3,500     3,500,000
  Maryland Economic Development Corp. RB
    (Canusa Hershman Project) Series 2005A AMT
    DN (Mercantile Bank LOC)
    2.77%(b)                                          11/07/05     2,345     2,345,000

                                                                  Par
                                                      Maturity   (000)     Value
                                                      --------   ------   ----------
MUNICIPAL BONDS (Continued)
Maryland (continued)
  Maryland Economic Development Corp. RB (Joe
    Corbis Pizza Project) Series 2000 AMT DN (M&T
    Bank Corp. LOC) (A-1)
    2.85%(b)                                          11/01/05   $1,250   $1,250,000
  Maryland Economic Development Corp. RB (John
    Schmitz Project) Series 2000E AMT DN (M&T
    Bank Corp. LOC) (A-1+)
    2.75%(b)                                          11/07/05    1,985    1,985,000
  Maryland Economic Development Corp. RB
    (Lithographing Co. Project) Series 2001 AMT DN
    (M&T Bank Corp. LOC) (A-1)
    2.85%(b)                                          11/07/05    2,770    2,770,000
  Maryland Economic Development Corp. RB
    (Mirage-Tucker LLC Facility Project) Series
    2002 DN (M&T Bank Corp. LOC) (VMIG-1)
    2.85%(b)                                          11/07/05    1,300    1,300,000
  Maryland Economic Development Corp. RB
    (Pharmaceutics International Project) Series
    2001A AMT DN (M&T Bank Corp. LOC) (A-1)
    2.85%(b)                                          11/07/05    5,770    5,770,000
  Maryland Economic Development Corp. RB
    (Redrock LLC Facilities Project) Series 2002 DN
    (M&T Bank Corp. LOC) (VMIG-1)
    2.85%(b)                                          11/07/05    2,400    2,400,000
  Maryland Health & Higher Education Facilities
    Authority RB (Doctors Community Hospital
    Project) Series 1997 DN (M&T Bank Corp. LOC)
    (A-1)
    2.65%(b)                                          11/07/05    5,480    5,480,000
  Maryland Health & Higher Education Facilities
    Authority RB (Roland Park Country School
    Project) Series 2001 DN (M&T Bank Corp. LOC)
    (A-1)
    2.75%(b)                                          11/07/05    5,130    5,130,000
  Maryland Health & Higher Educational Facilities
    Authority RB (Pickersgill Project) Series 2005A
    DN (Asset Guaranty, BBT Bank LOC)
    2.72%(b)                                          11/07/05    3,000    3,000,000
  Maryland Industrial Development Financing
    Authority RB (Brass Mill Road Project) Series
    1995 DN (M&T Bank Corp. LOC) (A-1)
    2.75%(b)                                          11/07/05      775      775,000
  Maryland Industrial Development Financing
    Authority RB (Patapsco Association Project)
    Series 1995 DN (M&T Bank Corp. LOC) (A-1)
    2.75%(b)                                          11/07/05    1,000    1,000,000
  Montgomery County Economic Development RB
    (Brooke Grove Foundation, Inc. Project) Series
    1998 DN (M&T Bank Corp. LOC) (A-1)
    2.65%(b)                                          11/07/05    4,430    4,430,000
  Montgomery County Housing Opportunity
    Community Single Family Mortgage RB Series
    2005 DN (Trinity Insurance, Merrill Lynch SBPA)
    (A-1, A-)
    2.79%(b)(c)                                       11/07/05    3,430    3,430,000
  Montgomery County RB (Ivymount School, Inc.
    Facilities Project) Series 2000 DN (M&T Bank
    Corp. LOC) (A-1)
    2.78%(b)                                          11/07/05    2,700    2,700,000
  Prince Georges County RB (Parsons Paper
    Facilities Project) Series 1987 DN (M&T Bank
    Corp. LOC)
    2.85%(b)                                          11/30/05    3,300    3,300,000

See accompanying notes to financial statements.

                                                                              43

                            BlackRock Liquidity Funds

                             STATEMENT OF NET ASSETS
                              MUNICASH (Continued)

October 31, 2005

                                                                     Par
                                                       Maturity     (000)      Value
                                                       --------    -------   -----------
MUNICIPAL BONDS (Continued)
Maryland (continued)
  Washington County RB (Conservit, Inc. Facility
    Project) Series 2004 DN (M&T Bank Corp. LOC)
    2.85%(b)                                           11/07/05    $ 2,295   $ 2,295,000
  Wicomico County Economic Development RB
    (Plymouth Tube Co. Project) Series 1996 AMT
    DN (Bank One N.A. LOC) (VMIG-1)
    2.87%(b)                                           11/07/05      1,300     1,300,000
                                                                             -----------
                                                                              74,180,000
                                                                             -----------
Massachusetts - 4.1%
  Duxbury GO Series 2005 BAN (MIG-1, SP-1+)
    3.25%                                              01/13/06      8,000     8,006,169
  Freetown Lakeville Regional School District GO
    Series 2005 BAN (SP-1+)
    4.25%                                              10/20/06      3,500     3,538,728
  Gill-Montague Regional School District GO Series
    2005 BAN (SP-1+)
    3.62%                                              07/28/06     11,430    11,498,420
  Hopkinton GO Series 2005 BAN (SP-1+)
    4.00%                                              08/09/06      2,880     2,903,901
  Lynnfield GO Series 2005 BAN (SP-1+)
    3.50%                                              03/01/06     11,600    11,625,056
  Massachusetts Developement Finance Agency RB
    (Boston University Project) Series 2002R-1 DN
    (Society General Liquidity Facility)
    2.73%(b)                                           11/07/05     11,200    11,200,000
  Massachusetts Health & Educational Facilities
    Authority RB (Massachusetts Institute of
    Technology Project) Series 2001J-1 DN
    (A-1+, VMIG-1)
    2.66%(b)                                           11/07/05     11,100    11,100,000
  Medford GO Series 2005 BAN (SP-1, MIG-1)
    3.00%                                              01/26/06      5,000     5,002,901
  Milton GO Series 2005 BAN (MIG-1)
    3.25%                                              01/20/06      8,000     8,012,229
  Waltham GO Series 2005 BAN (SP-1+, MIG-1)
    3.00%                                              11/15/05      3,035     3,035,523
  Watertown GO Series 2004 BAN (SP-1+, MIG-1)
    3.00%                                              11/09/05      6,230     6,231,185
  Woburn GO Series 2005 BAN (MIG-1)
    3.00%                                              01/19/06     10,000    10,004,862
                                                                             -----------
                                                                              92,158,974
                                                                             -----------
Michigan - 3.8%
  Cedar Springs Public School District GO Series
    2005 BAN
    3.40%                                              08/22/06      1,400     1,404,167
  Detroit Economic Development Authority RB
    (Wachovia Merlots Trust Receipts) Series
    2001A-90 AMT DN (Wachovia Bank N.A. LOC)
    (VMIG-1)
    2.77%(b)                                           11/07/05      2,500     2,500,000
  Detroit Economic Development Corp. RB (E.H.
    Association Ltd. Project) Series 2002 DN
    (Charter One Bank LOC)
    2.77%(b)                                           11/07/05      1,210     1,210,000
  Detroit Sewer & Disposal Authority RB Series
    2001E MB (FGIC Insurance) (A-1+, MIG-1)
    3.00%                                              07/12/06      4,100     4,100,000
  Hartland School District GO Series 2005 BAN
    3.50%                                              08/24/06      6,805     6,826,357
  Lakeville Community School District GO Series
    2005 BAN
    3.40%                                              06/30/06      2,000     2,007,052

                                                                     Par
                                                       Maturity     (000)      Value
                                                       --------    -------   -----------
MUNICIPAL BONDS (Continued)
Michigan (continued)
  Michigan Municipal Bond Authority RB (Detroit
    School District Project) Series 2005-A MB (J.P.
    Morgan Chase Bank LOC)
    3.75%                                              03/21/06    $ 2,500   $ 2,511,211
  Michigan Municipal Bond Authority RB Series
    2005B-2 MB (J.P. Morgan Chase Bank LOC)
    (SP-1+)
    4.00%                                              08/18/06      5,900     5,949,168
  Michigan Strategic Fund Limited Obligation RB
    (America Group LLC Project) Series 2000 AMT
    DN (Bank One N.A. LOC)
    2.87%(b)                                           11/07/05      3,200     3,200,000
  Michigan Strategic Fund Limited Obligation RB
    (Bayloff Properties Project) Series 1998 AMT
    DN (National City Bank N.A. LOC)
    2.91%(b)                                           11/07/05      1,000     1,000,000
  Michigan Strategic Fund Limited Obligation RB
    (Conway Products Project) Series 2001 AMT DN
    (Comerica Bank N.A. LOC)
    2.85%(b)                                           11/07/05      2,120     2,120,000
  Michigan Strategic Fund Limited Obligation RB
    (G&B Tech LLC Project) Series 2005 AMT DN
    (Huntington Bank LOC)
    3.00%(b)                                           11/07/05      1,700     1,700,000
  Michigan Strategic Fund Limited Obligation RB
    (Hannah Technical Project) Series 2002 AMT DN
    (Comerica Bank N.A. LOC)
    2.85%(b)                                           11/07/05      4,000     4,000,000
  Michigan Strategic Fund Limited Obligation RB
    (K&K Management Co. Project) Series 2000
    AMT DN (Huntington Bank LOC)
    3.00%(b)                                           11/07/05      1,000     1,000,000
  Michigan Strategic Fund Limited Obligation RB
    (Kay Screen Printing, Inc. Project) Series 2000
    AMT DN (Bank One N.A. LOC)
    2.84%(b)                                           11/07/05      2,100     2,100,000
  Michigan Strategic Fund Limited Obligation RB
    (Midwest Glass Fabricators, Inc. Project) Series
    2001 DN (Bank of America N.A. LOC)
    3.00%(b)                                           11/07/05      2,275     2,275,000
  Michigan Strategic Fund Limited Obligation RB
    (PFG Enterprises, Inc. Project) Series 2001 AMT
    DN (Huntington National Bank LOC)
    3.00%(b)                                           11/07/05        570       570,000
  Michigan Strategic Fund Limited Obligation RB
    (Saginaw Production Corp. Project) Series 2001
    AMT DN (Comerica Bank N.A. LOC)
    2.85%(b)                                           11/07/05      2,745     2,745,000
  Michigan Strategic Fund Limited Obligation RB
    (Total Business Systems Project) Series 1998
    AMT DN (Comerica Bank N.A. LOC)
    2.85%(b)                                           11/07/05      2,310     2,310,000
  Michigan Strategic Fund Limited RB (Agritek
    Industries, Inc. Project) Series 2005 DN
    (National City Bank LOC)
    2.85%(b)                                           11/07/05      2,250     2,250,000
  Midland County Economic Development RB
    (Merrill Lynch P-Floats Trust Receipts) Series
    2005-2887 AMT DN (Merrill Lynch & Co. SBPA)
    (AA, F1+)
    2.81%(b)                                           11/07/05     11,045    11,045,000
  Oakland County Economic Development Corp. RB
    (Exhibit Enterprises, Inc. Project) Series 2004
    AMT DN (Commerce Bank LOC)
    2.85%(b)                                           11/07/05      6,135     6,135,000

See accompanying notes to financial statements.

44

                            BlackRock Liquidity Funds

                             STATEMENT OF NET ASSETS
                              MUNICASH (Continued)

October 31, 2005

                                                                   Par
                                                      Maturity    (000)       Value
                                                      --------   -------   -----------
MUNICIPAL BONDS (Continued)
Michigan (continued)
  Oakland County Educational Limited Obligation
    RB Series 2000 AMT DN (Bank One N.A. LOC)
    2.81%(b)                                          11/07/05   $ 4,400   $ 4,400,000
  Pinconning Area Schools GO Series 2005 BAN
    3.25%                                             08/18/06     2,150     2,154,145
  Zeeland Hospital Finance Authority RB (Zeeland
    Community Hospital Project) Series 2004 DN
    (Huntington National Bank LOC) (A-1)
    2.85%(b)                                          11/07/05     9,975     9,975,000
                                                                           -----------
                                                                            85,487,100
                                                                           -----------
Minnesota - 0.2%
  Becker IDRB (Plymouth Foam Project) Series
    2004 AMT DN (AmSouth Bancorp. LOC)
    2.90%(b)                                          11/07/05     2,500     2,500,000
  Minneapolis GO (Convention Center Project)
    Series 2002 MB (Aa1)
    4.00%                                             12/01/05       750       750,747
  Plymouth IDRB (Scoville Press, Inc. Project)
    Series 1994 DN (Wells Fargo Bank LOC)
    2.80%(b)                                          11/07/05     1,470     1,470,000
                                                                           -----------
                                                                             4,720,747
                                                                           -----------
Mississippi - 0.3%
  Mississippi Business Finance Corp. RB (Utilities
    Optimization Project) Series 2002A AMT DN
    (Hibernia Bank LOC)
    2.85%(b)                                          11/04/05     1,000     1,000,000
  Mississippi GO Series 2002 MB
    5.00%                                             11/01/05       700       700,000
  Mississippi GO Series 2005-800 MB (Aa3)
    4.00%                                             04/01/06     6,000     6,025,645
                                                                           -----------
                                                                             7,725,645
                                                                           -----------
Missouri - 0.6%
  Bridgeton IDRB (Gold Dust LLC Project) AMT DN
    (Commerce Bank N.A. LOC)
    2.90%(b)                                          11/07/05     1,125     1,125,000
  Kansas City Clearance Redevelopment Authority
    Lease RB Series 1995 MB (FSA Insurance)
    5.90%                                             12/01/05     4,500     4,601,504
  St. Charles County IDRB (Austin Machine Co.
    Project) Series 2003A DN (Bank of America N.A.
    LOC)
    2.85%(b)                                          11/07/05     1,920     1,920,000
  St. Charles County IDRB (Patriot Machine, Inc.
    Project) Series 2002 AMT DN (U.S. Bank N.A.
    LOC)
    2.87%(b)                                          11/07/05     3,355     3,355,000
  St. Louis IDRB Series 2005A DN (M&I Bank LOC)
    2.85%(b)                                          11/07/05     3,480     3,480,000
                                                                           -----------
                                                                            14,481,504
                                                                           -----------
Montana - 0.1%
  Montana Housing Board RB (Wachovia Merlots
    Trust Receipts) Series 2002A-19 AMT DN
    (Wachovia Bank N.A. LOC) (VMIG-1)
    2.77%(b)                                          11/07/05     2,165     2,165,000
                                                                           -----------
Multi-State - 13.5%
  Charter Mac Equity Issuer Trust RB (Merrill Lynch
    P-Float Trust Receipts) Series 2004-2029 AMT
    DN (Merrill Lynch & Co. Guaranty) (F-1+)
    2.83%(b)(c)                                       11/07/05    27,560    27,560,000

                                                                   Par
                                                      Maturity    (000)        Value
                                                      --------   -------   ------------
MUNICIPAL BONDS (Continued)
Multi-State (continued)
  Charter Mac Equity Issuer Trust RB (Merrill Lynch
    P-Float Trust Receipts) Series 2004-2121 AMT
    DN (Merrill Lynch & Co. Guaranty) (F-1+)
    2.83%(b)(c)                                       11/07/05   $20,180   $ 20,180,000
  Charter Mac Equity Issuer Trust RB (Merrill Lynch
    P-Float Trust Receipts) Series 2004-2437 AMT
    DN (Merrill Lynch & Co. Guaranty) (F-1+)
    2.81%(b)(c)                                       11/07/05    18,250     18,250,000
  Charter Mac Equity Issuer Trust RB (Merrill Lynch
    P-Float Trust Receipts) Series 2004 AMT DN
    (Merrill Lynch & Co. Guaranty) (A-1, VMIG-1)
    2.78%(b)(c)                                       11/07/05     2,500      2,500,000
  Charter Mac Equity Issuer Trust RB (Merrill Lynch
    P-Float Trust Receipts) Series 2005-2508 AMT
    DN (Merrill Lynch & Co. Guaranty) (F-1+)
    2.83%(b)                                          11/07/05     4,270      4,270,000
  Clipper Tax-Exempt Certificates Trust RB
    (Certified Partner Multi-State Project) Series
    2004-11 AMT DN (Bayeriche, FSA Insurance,
    Trinity Guaranty) (VMIG-1)
    2.85%(b)                                          11/07/05    34,065     34,065,000
  Clipper Tax-Exempt Certificates Trust RB
    (Certified Partner Multi-State Project) Series
    2005-31 AMT DN
    2.85%(b)(c)                                       11/07/05    13,740     13,740,000
  Clipper Tax-Exempt Certificates Trust RB
    (Certified Partner Multi-State Project) Series
    2005-7 DN (FGIC & MBIA Insurance, State
    Street Bank & Trust SBPA) (A-1+, VMIG-1)
    2.82%(b)(c)                                       11/07/05    13,400     13,400,000
  Municipal Securities Pool Trust Receipts RB
    Series 2004-17 DN (Multiple Insurances,
    Societe Gernerale SBPA) (A-1+)
    2.85%(b)(c)                                       11/07/05    60,825     60,825,000
  Municipal Securities Pool Trust Receipts RB
    Series 2004-18 DN (Societe General SBPA)
    (A-1+)
    2.85%(b)(c)                                       11/07/05    45,095     45,095,000
  Municipal Securities Pool Trust Receipts RB
    Series 2004-19 DN (AMBAC, FGIC, FSA
    Insurance, Societe Generale SBPA) (A-1+)
    2.85%(b)(c)                                       11/07/05     1,625      1,625,000
  MuniMae Tax Exempt Board Subsidary LLC Series
    2004 AMT DN (Merrill Lynch & Co. Guaranty)
    (A-1)
    2.83%(b)(c)                                       11/07/05    28,530     28,530,000
  MuniMae Tax Exempt Board Subsidiary LLC
    Series 2005 AMT DN (Merrill Lynch & Co.
    Guaranty)
    2.83%(b)(c)                                       11/07/05    22,660     22,660,000
  MuniMae Trust RB (Merrill Lynch P-Float Trust
    Receipts) Series 2002 PT-617 AMT DN (Merrill
    Lynch Capital Services SBPA) (A-1)
    2.79%(b)(c)                                       11/07/05     8,360      8,360,000
  Puttable Floating Option Tax-Exempt Receipts RB
    Series 2005A DN (Merrill Lynch Capital Services
    SBPA) (F-1+)
    2.85%(b)(c)                                       11/07/05     2,300      2,300,000
                                                                           ------------
                                                                            303,360,000
                                                                           ------------

See accompanying notes to financial statements.

                                                                              45

                            BlackRock Liquidity Funds

                             STATEMENT OF NET ASSETS
                              MUNICASH (Continued)

October 31, 2005

                                                                      Par
                                                         Maturity    (000)       Value
                                                         --------   -------   -----------
MUNICIPAL BONDS (Continued)
Nevada - 0.3%
  Clark County Airport RB (ABN-AMRO Munitops
    Trust Certificates) Series 2005-56 MB (AMBAC
    Insurance, ABN-AMRO Bank N.V. SBPA)
    2.90%(c)                                             03/09/06   $ 4,000   $ 4,000,000
  Las Vegas GO (Limited Sewer Tax Project) Series
    2002B MB
    5.00%                                                01/01/06     2,430     2,438,907
                                                                              -----------
                                                                                6,438,907
                                                                              -----------
New Hampshire - 0.1%
  New Hampshire Business Finance Authority
    Industrial Facilities RB (Felton Brush, Inc.
    Project) Series 1997 AMT DN (KeyBank N.A.
    LOC) (VMIG-1)
    2.84%(b)                                             11/07/05     1,205     1,205,000
  New Hampshire Business Finance Authority
    Industrial Facility RB (JMT Properties LLC
    Project) Series 2002 AMT DN (M&T Bank LOC)
    2.80%(b)                                             11/07/05     1,965     1,965,000
                                                                              -----------
                                                                                3,170,000
                                                                              -----------
New Jersey - 3.3%
  East Rutherford GO Series 2005 BAN (A3)
    3.50%                                                01/18/06    17,941    17,969,723
  Hopewell Township GO Series 2005 BAN
    3.50%                                                03/15/06     2,077     2,080,730
  Middle Township GO Series 2005 BAN
    4.00%                                                07/21/06     6,190     6,241,458
  Middlesex County Improvement Authority RB
    (Woodbridge Township Guaranteed Project)
    Series 2004 MB
    3.50%                                                12/22/05     5,000     5,009,226
  New Jersey Economic Development Authority RB
    (Citibank P-Float Trust Receipts) Series 2004
    ROCS-II-R-309 DN (Assured Guaranty Corp.
    Insurance, Citibank N.A. SBPA) (A-1+)
    2.75%(b)(c)                                          11/07/05     1,100     1,100,000
  New Jersey Economic Development Authority RB
    (Somerset Hills YMCA Project) Series 2003 DN
    (Commerce Bank N.A. LOC)
    2.75%(b)                                             11/07/05       100       100,000
  New Jersey GO Series 2005A TRAN (SP-1, MIG-1)
    4.00%                                                06/23/06    18,130    18,261,182
  Sussex GO Series 2005 BAN
    4.00%                                                06/23/06     8,599     8,650,932
  Vernon Township GO Series 2005 BAN
    3.50%                                                01/13/06    13,398    13,416,991
                                                                              -----------
                                                                               72,830,242
                                                                              -----------
New Mexico - 0.1%
  Dona Ana County IDRB (Merryweath Project)
    Series 1998 AMT DN (First Merit Bank N.A.
    LOC)
    2.98%(b)                                             11/07/05     1,400     1,400,000
                                                                              -----------
New York - 5.4%
  Lancaster IDRB (Jiffy Tite Co., Inc. Project) Series
    1997 AMT DN (Key Bank N.A. LOC)
    2.84%(b)                                             11/07/05     1,210     1,210,000
  Metropolitan Transportation Authority GO Series
    2005 TECP (AAB Insurance, ABN-AMRO Bank
    LOC) (A-1+, P-1)
    2.63%                                                11/04/05     5,000     5,000,000

                                                                      Par
                                                         Maturity    (000)        Value
                                                         --------   -------   ------------
MUNICIPAL BONDS (Continued)
New York (continued)
  New Rochelle School District GO Series 2005A
    TAN
    3.75%                                                06/30/06   $10,000   $ 10,053,857
  New York City Transitional Finance Authority RB
    (Floating Rate Trust Receipts Project) Series
    2002L-11 DN (VMIG-1)
    2.78%(b)(c)                                          11/07/05    46,900     46,900,000
  New York City Transitional Finance Authority RB
    (Future Tax Secured Project) Series 1998A-1 DN
    (A-1+, VMIG-1)
    2.75%(b)                                             11/07/05    43,980     43,980,000
  New York Power Authority Revenue & General
    Purpose GO Series 1985 MB (A-1+, MIG-1)
    2.80%                                                03/01/06     8,300      8,300,000
  Newburgh Charter Mac Multi-Family Housing RB
    (Merrill Lynch P-Float Trust Receipts) Series
    2041-2504 AMT DN (Merrill Lynch & Co.
    Guaranty)
    2.83%(b)                                             11/07/05     3,220      3,220,000
  Ulster IDRB (Viking Industries, Inc. Project) Series
    1998A AMT DN (KeyBank N.A. LOC)
    2.84%(b)                                             11/07/05     1,465      1,465,000
                                                                              ------------
                                                                               120,128,857
                                                                              ------------
North Carolina - 2.2%
  Buncombe County IDRB (Lustar Dyeing, Inc.
    Project) Series 1998 AMT DN (Wachovia Bank
    N.A. LOC)
    2.85%(b)                                             11/07/05     1,995      1,995,000
  Buncombe County Metropolitan Sewer District
    Sewer System RB Series 2004 DN (XLCA
    Insurance, Bank of America N.A. SBPA)
    (A-1+, VMIG-1)
    2.70%(b)                                             11/07/05     1,500      1,500,000
  Charlotte Water & Sewer System GO Series 2005
    TECP (Wachovia Bank LOC) (F-1+, A-1+)
    2.90%                                                04/26/06     3,650      3,650,000
    2.88%                                                06/08/06     9,300      9,300,000
    3.03%                                                09/18/06     6,500      6,500,000
  Mecklenburg County Industrial Facilities PCRB
    (Peidmont Plastics Project) Series 1997 AMT
    DN (Branch Banking & Trust Co. LOC)
    (Aa3, VMIG-1)
    2.82%(b)                                             11/07/05     1,360      1,360,000
  North Carolina Housing Finance Agency RB
    Series 2005 B-22 AMT MB (UBS Financial
    Services Inc.) (AA, Aa2, A-1+, VMIG-1)
    3.20%                                                11/01/06     4,000      4,000,000
  North Carolina Ports Authority Exempt Facilities
    RB (Wilmington Bulk LLC Project) Series 2001A
    AMT DN (Branch Banking & Trust Co. LOC)
    (VMIG-1)
    2.82%(b)                                             11/07/05     1,310      1,310,000
  Raleigh Durham Airport Authority Airport RB
    (P-Floats Trust Reciepts) Series 2005-100 AMT
    DN (VMIG-1)
    2.78%(b)(c)                                          11/07/05     2,145      2,145,000
  Rutherford County Industrial Facilities PCRB
    (Thieman Metal Technology Project) Series 1998
    AMT DN (Branch Banking & Trust Co. LOC)
    (VMIG-1)
    2.82%(b)                                             11/07/05     1,950      1,950,000

See accompanying notes to financial statements.

46

                            BlackRock Liquidity Funds

                             STATEMENT OF NET ASSETS
                              MUNICASH (Continued)

October 31, 2005

                                                                     Par
                                                        Maturity    (000)      Value
                                                        --------   -------   -----------
MUNICIPAL BONDS (Continued)
North Carolina (continued)
  Sampson County Industrial Facilities PCRB
    (Dubose Strapping, Inc. Project) Series 2003
    AMT DN (Wachovia Bank N.A. LOC)
    2.85%(b)                                            11/07/05   $ 2,800   $ 2,800,000
  Wake County GO Series 2004A MB (Landesbank
    Hessen-Thuringen Girozentrale SBPA)
    (A-1+, MIG-1)
    4.00%                                               04/01/06     7,000     7,036,894
  Wake County Housing Finance Authority RB (Casa
    Melvid Multi Family Housing Project) Series
    2001A AMT DN (SunTrust Bank LOC) (VMIG-1)
    2.80%(b)                                            11/07/05       700       700,000
  Washington County Industrial Facilities PCRB
    (Mackey's Ferry Sawmill, Inc. Project) Series
    1997 AMT DN (Wachovia Bank N.A. LOC) (Aa2)
    2.80%(b)                                            11/07/05     1,470     1,470,000
  Winston-Salem Water & Sewer System RB Series
    2002C DN (Credit Locale de France LOC)
    (A-1+, VMIG-1)
    2.70%(b)                                            11/07/05     2,900     2,900,000
                                                                             -----------
                                                                              48,616,894
                                                                             -----------
North Dakota - 0.5%
  Mercer County Solid Waste Disposal RB (National
    Rural Utilities United Power Project) Series
    1993U AMT MB (National Rural Utilities LOC)
    (A-1, P-1)
    2.90%(b)                                            11/07/05     5,600     5,600,000
  Mercer County Solid Waste Disposal RB (Rural
    Utilities Untied Power Project) Series 1995A
    AMT DN (A-1)
    2.88%(b)                                            11/07/05     2,300     2,300,000
  North Dakota Housing Finance Agency RB Series
    2001A-19 AMT DN (Wachovia Bank N.A. LOC)
    (VMIG-1)
    2.77%(b)(c)                                         11/07/05     2,445     2,445,000
                                                                             -----------
                                                                              10,345,000
                                                                             -----------
Ohio - 5.8%
  American Municipal Power, Inc. GO (Bowling
    Green Projects) Series 2004 BAN
    2.35%                                               12/01/05     2,903     2,903,000
  American Municipal Power, Inc. GO (City of Shelby
    Project) Series 2004 BAN
    2.30%                                               11/17/05     1,625     1,625,000
  American Municipal Power, Inc. GO (Gorsuch
    Station Project) Series 2005A BAN
    2.85%(b)                                            03/31/06     2,500     2,500,000
  American Municipal Power, Inc. GO (Oberlin
    Project) Series 2004 BAN
    2.45%                                               12/08/05     1,200     1,200,000
  American Municipal Power, Inc. GO (Ohio, Inc.
    Project) Series 2004 BAN
    2.00%                                               11/03/05     6,370     6,370,000
  American Municipal Power, Inc. GO (Ohio, Inc.
    Project) Series 2005-2002 BAN
    3.35%                                               11/02/06     2,000     2,000,000
  American Municipal Power, Inc. GO (St. Mary's
    Project) Series 2005 BAN
    3.20%                                               10/05/06       600       600,000
  Ashtabula County IDRB (Brighton Manor, Inc.
    Project) Series 1986 AMT DN (KeyBank N.A.
    LOC)
    2.84%(b)                                            11/07/05     2,300     2,300,000

                                                                     Par
                                                        Maturity    (000)      Value
                                                        --------   -------   -----------
MUNICIPAL BONDS (Continued)
Ohio (continued)
  Avon GO (Schneider Court Project) Series 2005
    BAN
    3.40%                                               04/13/06   $   475   $   475,939
  Avon GO Series 2005 BAN
    3.05%                                               04/13/06     1,125     1,126,363
  Butler County GO (Metroparks Lodge Project)
    Series 2005 BAN (MIG-1)
    4.00%                                               06/08/06     1,370     1,379,198
  Butler Hospital Facilities RB (Ucpha, Inc. Project)
    Series 2004 DN (Huntington Capital LOC) (A-1)
    2.85%(b)                                            11/07/05    11,750    11,750,000
  Canton City School District GO Series 2005-6 DN
    (MBIA Insurance) (A-1+)
    2.74%(b)                                            11/07/05     2,200     2,200,000
  Champaign County IDRB (Allied Signal, Inc.
    Project) Series 1998 DN (A-1)
    3.00%(b)                                            11/07/05     1,000     1,000,000
  Cleveland-Cuyahoga County Port Authority
    Educational Facility RB (Laurel School Project)
    Series 2004 DN
    2.77%(b)                                            11/07/05     1,140     1,140,000
  Columbus City School District GO Series
    2004C-29 MB (PSA Insurance, Wachovia Bank
    LOC) (Aaa)
    2.85%(b)(c)                                         04/20/06     3,170     3,170,000
  Columbus Regional Airport Authority RB Series
    2005 DN (U.S. Bank N.A. LOC) (AA1, VMIG-1)
    2.72%(b)                                            11/07/05     1,410     1,410,000
  Cuyahoga County Economic Development RB
    (Berea Children's Home Project) Series 2000
    DN (Huntington National Bank LOC) (VMIG-1)
    2.90%(b)                                            11/07/05     1,025     1,025,000
  Cuyahoga County Economic Development RB
    (Cleveland Botanical Garden Project) Series
    2001 DN (Allied Irish Bank LOC) (VMIG-1)
    2.73%(b)                                            11/07/05       635       635,000
  Cuyahoga County GO (Capital Improvement
    Project) Series 2000 MB
    5.00%                                               12/01/05       410       410,806
  Darke County GO (Real Estate Improvement
    Project) Series 2005 BAN
    4.00%                                               10/11/06     2,200     2,218,088
  Darke County GO Series 2005 BAN
    3.75%                                               01/05/06     1,200     1,202,296
  Defiance County GO Series 2005 MB
    4.00%                                               07/27/06     1,700     1,713,956
  Delaware County Economic Development RB (The
    Columbus Zoological Park Associates, Inc.
    Project) Series 2003 DN (Huntington National
    Bank LOC)
    2.90%(b)                                            11/07/05     1,915     1,915,000
  Delaware County IDRB (Air Waves, Inc. Project)
    Series 1995 DN (KeyBank N.A. LOC)
    2.84%(b)                                            11/07/05       400       400,000
  Erie County IDRB (Brighton Manor Co. Project)
    Series 1986 AMT DN (KeyBank N.A. LOC)
    2.84%(b)                                            11/07/05     4,200     4,200,000
  Franklin County Economic Development RB
    (Dominican Sisters Project) Series 1994 DN
    (Fifth Third Bank N.A. LOC)
    2.77%(b)                                            11/03/05     1,060     1,060,000

See Accompanying notes to financial statements.

                                                                              47

                            BlackRock Liquidity Funds

                             STATEMENT OF NET ASSETS
                              MUNICASH (Continued)

October 31, 2005

                                                                   Par
                                                      Maturity    (000)      Value
                                                      --------   ------   ----------
MUNICIPAL BONDS (Continued)
Ohio (continued)
  Franklin County Healthcare Facilities RB
    (Heritage Day Health Centers Project) Series
    2002 DN (Huntington National Bank LOC)
    2.80%(b)                                          11/07/05   $  800   $  800,000
  Gahanna GO Series 2005 BAN (MIG-1)
    4.00%                                             10/05/06      850      857,640
  Hamilton County Economic Development RB (Taft
    Museum Project) Series 2002 DN (Fifth Third
    Bank N.A. LOC)
    2.72%(b)                                          11/07/05    1,700    1,700,000
  Huber Heights GO (Water System Improvement
    Project) Series 2005-C BAN
    2.50%                                             11/01/05    1,623    1,623,000
  Huber Heights GO (Water Systems Improvement
    Project) Series 2005 MB
    3.25%                                             11/01/05    5,665    5,665,000
  Licking County GO Series 2005 BAN
    2.90%                                             01/25/06    1,480    1,481,516
  Lucas County Economic Development RB
    (Maumee Valley Country Day School Project)
    Series 1998 AMT DN (American National Bank
    & Trust Co. LOC)
    3.68%(b)                                          11/07/05    1,425    1,425,000
  Lucas County IDRB (Conforming Matrix Corp.
    Project) Series 1999 AMT DN (Sky Bank LOC)
    3.68%(b)                                          11/07/05    1,075    1,075,000
  Mahoning County IDRB (Serra Land Project)
    Series 1997 AMT DN (KeyBank N.A. LOC)
    2.84%(b)                                          11/07/05    1,185    1,185,000
  Montgomery County GO Series 2005 BAN
    3.00%                                             12/01/05    1,605    1,605,877
  Muskingum County GO Series 2004 BAN
    2.59%                                             11/22/05    1,000    1,000,219
  North Canton GO Series 2005 BAN
    4.00%                                             11/07/05      548      552,287
  North Olmstead GO (Capital Improvement Project)
    Series 2005 MB
    3.03%                                             05/03/06    1,750    1,752,132
  Ohio Higher Educational Facility Community RB
    Series 1999 DN (Fifth Third Bank N.A. LOC)
    2.76%(b)                                          11/07/05      185      185,000
  Ohio Higher Educational Facility RB (Cedarville
    University Project) Series 2004 DN (KeyBank
    N.A. LOC)
    2.77%(b)                                          11/07/05    1,020    1,020,000
  Ohio Housing Finance Agency Mortgage RB
    (Merlots Project) Series 2005A-10 AMT MB
    (Wachovia Bank SBPA)
    2.80%                                             06/28/06    7,800    7,800,000
  Ohio Housing Finance Agency Mortgage RB
    (Wachovia Merlots Trust Receipts) Series
    2001A-78 DN (Wachovia Bank N.A. LOC)
    (VMIG-1)
    2.77%(b)(c)                                       11/07/05    1,270    1,270,000
  Ohio Water Development & Solid Waste Facilities
    RB (Pel Technologies LLC Project) Series 2002
    AMT DN (KeyBank N.A. LOC) (VMIG-1)
    2.77%(b)                                          11/07/05    4,000    4,000,000
  Parma Heights GO (Street Improvement Project)
    Series 2005 BAN
    3.25%                                             09/22/06    1,126    1,128,426
  Pataskala GO Series 2005 BAN
    2.95%                                             02/23/06    1,495    1,497,279

                                                                   Par
                                                      Maturity     (000)      Value
                                                      --------   -------   ------------
MUNICIPAL BONDS (Continued)
Ohio (continued)
  Pepper Pike City GO Series 2005 BAN
    3.00%                                             06/22/06   $ 1,000   $  1,001,242
  Sandusky County IDRB (Brighton Manor Co.
    Project) Series 1986 AMT DN (Bank One N.A.
    LOC) (VMIG-1)
    2.84%(b)                                          11/07/05     2,800      2,800,000
  Seneca County GO Series 2004 BAN
    2.35%                                             12/01/05       980        980,237
  Stark County IDRB (Thakar Properties LLC
    Project) Series 2002 AMT DN
    2.81%(b)                                          11/07/05       500        500,000
  Summit County Civic Facility RB (Akron Area
    Electric Junction Project) Series 2001 DN
    2.77%(b)                                          11/07/05       220        220,000
  Summit County IDRB (J&P Capital Project) Series
    2001 AMT DN (Sky Bank LOC)
    3.14%(b)                                          11/07/05     1,660      1,660,000
  Tallamadge Recreation Import GO (Seasongood &
    Mayer LLC Project) Series 2005 MB (First Merit
    Bank N.A. LOC)
    3.25%                                             03/13/06     1,950      1,954,809
  Toledo GO Certificates Trust Series 2004-18 MB
    (FGIC Insurance, State Aid Withholding
    Guaranty, ABN AMRO SBPA) (VMIG-1)
    2.88%(b)                                          03/30/06    11,995     11,995,000
  Trumbull County IDRB (Ellwood Engineered
    Project) Series 2004 AMT DN (KeyBank LOC)
    2.84%(b)                                          11/07/05     1,800      1,800,000
  Union County GO (Memorial Hospital
    Improvements) Series 2005 MB
    3.75%                                             04/11/06     4,075      4,092,483
  University of Cincinatti RB Series 2004 DN
    (AMBAC Insurance, Bayerische Landesbank
    Girozentrale SBPA) (A-1+, VMIG-1)
    2.70%(b)                                          11/07/05       700        700,000
  University of Toledo RB (Societe Generale Trust
    Receipts) Series 2001 SGA-125 DN (FGIC
    Insurance, Societe Generale Liquidity Facility)
    (A-1+)
    2.74%(b)                                          11/07/05       100        100,000
  Vermilion GO Series 2005-2 BAN
    3.25%                                             10/12/06     1,030      1,031,889
  Wood County Economic Development RB (Sun
    Seed Holding Co., Inc. Project) Series 2001A
    AMT DN (Sky Bank LOC)
    3.68%(b)                                          11/07/05       590        590,000
  Wood County IDRB (Hammill Manufacturing
    Project) Series 2001 AMT DN (Sky Bank LOC)
    3.68%(b)                                          11/07/05       630        630,000
  Wood County RB (Toledo YMCA Facilities
    Improvement Project) Series 1998 DN (Sky
    Bank LOC)
    3.68%(b)                                          11/07/05     3,320      3,320,000
                                                                           ------------
                                                                            128,928,682
                                                                           ------------
Oklahoma - 1.5%
  Canadian County Home Financing Authority RB
    (Merrill Lynch P-Float Trust Receipts, Multi
    Family Housing Project) Series 2003 PT-1885
    AMT DN (Merrill Lynch Captial Services SBPA)
    (F-1+, AA-)
    2.83%(b)                                          11/07/05     4,650      4,650,000

See accompanying notes to financial statements.

48

                           BlackRock Liquidity Funds

                            STATEMENT OF NET ASSETS
                              MUNICASH (Continued)

October 31, 2005

                                                                   Par
                                                      Maturity    (000)       Value
                                                      --------   -------   -----------
MUNICIPAL BONDS (Continued)
Oklahoma (continued)
  Enid Municipal Authority Sales Tax & Utilities RB
    Series 1996 MB (AMBAC Insurance) (AAA, Aaa)
    5.50%                                             02/01/06   $ 2,350   $ 2,365,967
  Muskogee Transport Authority IDRB (Metals USA,
    Inc. Project) Series 1998 AMT DN (Bank One
    N.A. LOC)
    2.84%(b)                                          11/07/05     2,850     2,850,000
  Oklahoma City IDRB Series 1998 AMT DN (Bank
    One N.A. LOC)
    2.84%(b)                                          11/07/05     1,880     1,880,000
  Oklahoma County Finance Authority Multi Family
    Housing RB (Sail Association LLC Project)
    Series 2004 AMT DN (Federal Home Loan Bank
    Guaranty) (A-1+)
    2.80%(b)                                          11/07/05     6,900     6,900,000
  Oklahoma County Independent School District No.
    89 GO Series 2002 AMT MB (AAA, Aaa)
    5.00%                                             02/01/06     3,750     3,770,871
  Oklahoma Development Finance Authority GO
    (ConocoPhillips Co. Project) Series 2003 MB
    (A-2, VMIG-2)
    2.42%                                             12/01/05     9,000     9,000,000
  Oklahoma Development Finance Authority RB
    (ConocoPhillips Co. Project) Series 2002B DN
    (ConocoPhillips Guaranty) (A-2, VMIG-2)
    2.93%(b)                                          11/07/05     2,500     2,500,000
                                                                           -----------
                                                                            33,916,838
                                                                           -----------
Oregon - 1.3%
  Oregon Housing & Community Services RB
    (Merrill Lynch P-Floats Project) Series
    2005-2879 DN (Merrill Lynch Capital Services
    SBPA)
    2.83%(b)                                          11/07/05    24,495    24,495,000
  Portland Airport RB (Merrill Lynch P-Floats Trust
    Receipts) Series 2005-149 AMT DN (Merrill
    Lynch & Co. SBPA, FSA Insurance)
    2.82%(b)                                          11/07/05     4,665     4,665,000
                                                                           -----------
                                                                            29,160,000
                                                                           -----------
Pennsylvania - 3.5%
  Harrisburg Authority School RB (Harrisburg
    Project) Series 2003 DN (AMBAC Insurance,
    Westdeutsche Landesbank Girozentrale
    Liquidity Facility) (A-1+)
    2.70%(b)                                          11/07/05    50,510    50,510,000
  North Pocono School District GO Series 2003-8
    DN (ABN-AMRO Bank N.V. SBPA, FGIC
    Insurance) (F-1+)
    2.74%(b)(c)                                       11/07/05       400       400,000
  Pennsylvania Economic Development Financing
    Authority RB (Sunoco, Inc. Project) Series
    2004A AMT DN (Sunoco, Inc. Guaranty)
    (A-2, P-2)
    2.82%(b)                                          11/07/05     4,400     4,400,000
  Pennsylvania Economic Development Financing
    Authority Waste Water Treatment RB (Sunoco,
    Inc. R&M Project) Series 2004B DN (Sunoco Inc.
    Guaranty) (A-2)
    2.87%(b)                                          11/07/05     8,500     8,500,000
  Pennsylvania Higher Educational Assistance
    Agency Student Loan RB Series 2002A AMT DN
    (FSA Insurance) (A-1+, VMIG-1)
    2.76%(b)                                          11/07/05     1,000     1,000,000

                                                                   Par
                                                      Maturity    (000)       Value
                                                      --------   -------   -----------
MUNICIPAL BONDS (Continued)
Pennsylvania (continued)
  Pennsylvania Higher Educational Facilities
    Authority RB (Merrill Lynch P-Float Trust
    Receipts) Series 2004 MT-042 DN (Lloyds Bank
    LOC, Merrill Lynch Capital Services SBPA)
    (F-1+)
    2.76%(b)(c)                                       11/07/05   $    45   $    45,000
  Philadelphia Authority IDRB (Inglis Housing
    Project) Series 1997 MB (Morgan Guaranty
    Trust LOC) (A-1+)
    2.70%                                             01/03/06    13,600    13,598,723
                                                                           -----------
                                                                            78,453,723
                                                                           -----------
South Carolina - 1.7%
  Charleston County School District GO Series 2005
    TAN (MIG-1)
    3.75%                                             04/13/06     5,500     5,519,877
  Greenwood County Exempt Facility IDRB Series
    2004 AMT DN (Fuji Photo Film Co. Guaranty)
    (A-1+)
    2.87%(b)                                          11/07/05     9,700     9,700,000
  Greenwood School District No. 50 GO Series 2005
    MB (AA, Aa1)
    3.00%                                             03/01/06     3,820     3,822,730
  Lancaster County School District GO Series 2005B
    MB (MIG-1)
    3.25%                                             03/01/06     4,750     4,757,133
  Lexington & Richland Counties School District No.
    005 GO Series 2005 MB
    3.00%                                             03/01/06     2,650     2,652,338
  South Carolina GO Series 2001A MB
    5.00%                                             01/01/06       250       250,919
  South Carolina GO Series 2003 MB
    2.50%                                             04/01/06     1,925     1,922,392
  South Carolina Jobs Economic Development
    Authority RB (Ellcon National, Inc. Project)
    Series 1998B AMT DN (Wachovia Bank N.A.
    LOC)
    2.80%(b)                                          11/07/05     1,765     1,765,000
  South Carolina Jobs Economic Development
    Authority RB (Holcim U.S., Inc. Project) Series
    2003 AMT DN (Comercia Bank N.A. LOC) (A-1)
    2.85%(b)                                          11/07/05     6,250     6,250,000
  South Carolina Jobs Economic Development
    Authority RB (Synthetics International, Inc.
    Project) Series 1995 AMT DN (SouthTrust Bank
    LOC)
    2.95%(b)                                          11/07/05       500       500,000
                                                                           -----------
                                                                            37,140,389
                                                                           -----------
South Dakota - 0.0%
  South Dakota Housing Development Authority
    Single Family RB (Merrill Lynch P-Float Trust
    Receipts) Series 2004-907 DN (FGIC Insurance,
    Merrill Lynch & Co. SBPA) (VMIG-1)
    2.79%(b)                                          11/07/05       780       780,000
                                                                           -----------
Tennessee - 0.8%
  Chattanooga IDRB Series 1997 DN (M&T Bank
    LOC)
    2.84%(b)                                          11/07/05     2,290     2,290,000
  Coffee County IDRB (Comtec Polymers Inc.,
    Project) Series 1997 AMT DN (Bank of America
    LOC)
    2.90%(b)                                          11/07/05       825       825,000

See accompanying notes to financial statements.

                                                                              49

                            BlackRock Liquidity Funds

                             STATEMENT OF NET ASSETS
                              MUNICASH (Continued)

October 31, 2005

                                                                     Par
                                                       Maturity     (000)       Value
                                                       --------    -------   -----------
MUNICIPAL BONDS (Continued)
Tennessee (continued)
  Grundy County IDRB (Toyota Seat Project) Series
    2001 AMT DN (Comerica Bank N.A. LOC)
    2.90%(b)                                           11/07/05    $ 3,325   $ 3,325,000
  Metropolitan Government of Nashville & Davidson
    County IDRB (Family LLC Project) Series 2002
    AMT DN (SunTrust Bank LOC) (F-1+)
    2.80%(b)                                           11/07/05      3,000     3,000,000
  Morristown IDRB (Petoskey Plastic Project) Series
    1999 AMT DN (Comerica Bank N.A. LOC)
    2.90%(b)                                           11/07/05      2,540     2,540,000
  Tennesee GO Series 2005 TECP (A-1+, P-1)
    2.70%                                              12/06/05      7,000     7,000,000
                                                                             -----------
                                                                              18,980,000
                                                                             -----------
Texas - 10.0%
  Alief Independent School District GO Series 2001
    MB (PSF Guaranty)
    5.00%                                              02/15/06      2,095     2,109,411
  Austin Airport Systems RB Series 2000J AMT DN
    (MBIA Insurance, Wachovia Bank N.A. LOC)
    (VMIG-1)
    2.77%(b)                                           11/07/05      3,000     3,000,000
  Austin Housing Financial Corp. RB (Merrill Lynch
    P-Float Trust Receipts) Series 2005 PT-2578
    AMT DN (Merrill Lynch & Co Guaranty)
    2.83%(b)                                           11/07/05     14,755    14,755,000
  Brazos Industrial Development Corp.
    Environmental Facilities RB (ConocoPhillips Co.
    Project) Series 2003 AMT MB (A-2, VMIG-2)
    2.98%                                              08/01/06      9,800     9,800,000
  Coldspring-Oakhurst Independent School District
    GO Series 1996 MB (PSFG Insurance)
    5.25%                                              02/15/06        460       463,398
  Dallas Fort Worth International Airport RB Series
    2003A-34 AMT DN (FSA Insurance, Wachovia
    Bank N.A. LOC) (VMIG-1)
    2.77%(b)                                           11/07/05      4,995     4,995,000
  East Housing Finance Corp. Multi Family RB
    (Merrill Lynch Trust Receipts) Series 2005-PT
    2952 AMT DN (Merrill Lynch & Co. SBPA)
    2.83%(b)                                           11/07/05      4,315     4,315,000
  Gulf Coast Waste Disposal Authority
    Environmental Facilities RB (Air Products
    Project) Series 2004 AMT DN (A-1)
    2.80%(b)                                           11/07/05      5,000     5,000,000
  Gulf Coast IDRB (Cinergy Solutions Project) Series
    2004 AMT DN (Cinergy Co. Guaranty)
    (A-2, VMIG-2)
    2.96%(b)                                           11/07/05     20,900    20,900,000
  Harlingen Waterworks & Sewer System RB Series
    1995 MB (MBIA Insurance) (Aaa, AAA)
    5.25%                                              11/01/05        300       300,000
  Houston Housing Finance Corp. RB (Merrill Lynch
    P-Float Trust Receipts) Series 2004 PT-2101
    AMT DN (Merrill Lynch & Co. Guaranty) (F-1+)
    2.83%(b)(c)                                        11/07/05      4,985     4,985,000
  Houston Housing Finance Corp. RB (Merrill Lynch
    P-Float Trust Receipts) Series 2005 PT-2597
    AMT DN (Merrill Lynch & Co. Guaranty)
    2.83%(b)                                           11/07/05     10,455    10,455,000
  Lower Neches Valley Authority PCRB (Chevron
    USA, Inc. Project) Series 1987 MB
    (Chevron-Texaco Guaranty) (A-1+, P-1)
    2.83%                                              02/15/06      6,725     6,725,000

                                                                     Par
                                                       Maturity     (000)       Value
                                                       --------    -------   -----------
MUNICIPAL BONDS (Continued)
Texas (continued)
  Montgomery County IDRB (Sawyer Research
    Products, Inc. Project) Series 1995 AMT DN
    (KeyBank N.A. LOC)
    2.86%(b)                                           11/07/05    $   751   $   751,000
  Municipal Securities Pool Trust Receipts GO
    Series 2005A-234 DN (PSF Guaranty, Bear
    Stearns SBPA) (VMIG-1)
    2.85%(b)(c)                                        11/07/05      7,015     7,015,000
  Northside Independent School District GO (School
    Building Project) Series 2005 MB (Depfa Bank
    SBPA) (A-1+, VMIG-1)
    2.85%                                              06/15/06     11,200    11,200,000
  Panhandle Regional Housing Finance RB Series
    2004 PT-2086 AMT DN (Merrill Lynch & Co.
    Guaranty) (F-1+)
    2.83%(b)                                           11/07/05      3,365     3,365,000
  San Antonio Electric & Gas Systems RB (Jr. Lien
    Project) Series 2004 MB (Banque Nationale de
    Paris SBPA) (A-1+, MIG-1)
    2.20%                                              12/01/05     11,000    11,000,000
  San Marcos IDRB (TB Woods Inc. Project) Series
    1999 AMT DN (M&T Bank LOC)
    2.84%(b)                                           11/07/05      3,000     3,000,000
  South Plains Housing Corp. Single Family RB
    (Wachovia Merlots Trust Receipts) Series
    2002A-11 AMT DN (Government National
    Mortgage Association Guaranty, Wachovia Bank
    SBPA)
    2.77%(b)                                           11/07/05      1,780     1,780,000
  Tarrant County Housing Finance Corporation RB
    (Merrill Lynch P-Floats Trust Reciepts) Series
    2005-3169 AMT DN (Merrill Lynch & Co. SBPA)
    2.83%(b)                                           11/07/05      5,000     5,000,000
  Texas Department of Housing & Community
    Affairs Mulit Family RB (Merrill Lynch P-Float
    Trust Receipts) Series 2005 PT-2968 AMT DN
    2.83%(b)(c)                                        11/07/05      7,495     7,495,000
  Texas Department of Housing & Community
    Affairs Multi Family RB (Merrill Lynch P-Float
    Trust Receipts) Series 2001 PT-1278 AMT DN
    (Merrill Lynch & Co. Guaranty) (A-1+)
    2.83%(b)                                           11/07/05      9,065     9,065,000
  Texas Department of Housing & Community
    Affairs Multi Family RB (Merrill Lynch P-Float
    Trust Receipts) Series 2001 PT-1347 AMT DN
    (Merrill Lynch & Co. Guaranty) (A-1+)
    2.83%(b)                                           11/07/05     10,595    10,595,000
  Texas Department of Housing & Community
    Affairs Multi Family RB (Merrill Lynch P-Float
    Trust Receipts) Series 2003 PT-1868 AMT DN
    (Merrill Lynch & Co. Guaranty) (F-1+)
    2.83%(b)                                           11/07/05      3,970     3,970,000
  Texas Department of Housing & Community
    Affairs Multi Family RB (Merrill Lynch P-Float
    Trust Receipts) Series 2005 PT-2576 AMT DN
    (Merrill Lynch & Co. Guaranty)
    2.83%(b)                                           11/07/05     13,615    13,615,000
  Texas Department of Housing & Community
    Affairs Multi Family RB (Merrill Lynch P-Float
    Trust Receipts) Series 2005 PT-2598 AMT DN
    (Merrill Lynch & Co. Guaranty)
    2.83%(b)                                           11/07/05     13,785    13,785,000

See accompanying notes to financial statements.

50

                            BlackRock Liquidity Funds

                             STATEMENT OF NET ASSETS
                              MUNICASH (Continued)

October 31, 2005

                                                                    Par
                                                       Maturity    (000)       Value
                                                       --------   -------   -----------
MUNICIPAL BONDS (Continued)
Texas (continued)
  Texas GO (Veterans Housing Assistance Fund II
    Project) Series 2005B AMT DN (State Street
    Bank SBPA)
    2.83%(b)                                           11/07/05   $10,000   $10,000,000
  Texas Tech University RB (Financing System
    Project) Series 1996 MB
    5.38%                                              02/15/06     3,780     3,807,745
  Travis County Housing Financial Corporation RB
    (Merrill Lynch P-Float Trust Receipts) Series
    2005-2577 DN (Merrill Lynch & Co. Guaranty)
    2.83%(b)(c)                                        11/07/05    13,150    13,150,000
  Victory Street Public Facilities Corporation Multi
    Family RB Series 2003-2059 AMT DN (Merrill
    Lynch & Co. Guaranty) (F-1+)
    2.83%(b)                                           11/03/05     7,300     7,300,000
                                                                            -----------
                                                                            223,696,554
                                                                            -----------
Utah - 0.0%
  Duchesne School District Municipal Building
    Authority Lease RB Series 2005 DN (US
    Bancorp LOC)
    2.75%(b)                                           11/07/05       900       900,000
                                                                            -----------
Vermont - 0.1%
  Vermont IDRB (Alpine Pipeline Co. Project) Series
    1999 AMT DN (KeyBank N.A. LOC)
    2.84%(b)                                           11/07/05     1,205     1,205,000
                                                                            -----------
Virginia - 3.9%
  Alexandria IDRB (Goodwin House Project) Series
    2005 DN (Wachovia Bank N.A. LOC) (F-1+)
    2.69%(b)                                           11/07/05    15,805    15,805,000
  Botetourt County IDRB (Altec Industries Project)
    Series 2001 AMT DN (AmSouth Bank of
    Alabama LOC) (A-1)
    2.85%(b)                                           11/07/05     2,600     2,600,000
  Cabell Lifecare Facilities RB (Foster Foundation
    Project) Series 2003 DN (Huntington National
    Bank LOC)
    2.90%(b)                                           11/07/05     4,430     4,430,000
  Norfolk Redevelopment & Housing Authority Multi
    Family Housing RB (Residential Rental Project)
    Series 2003 AMT DN (SunTrust Bank LOC)
    2.85%(b)                                           11/07/05     2,025     2,025,000
  Richmond IDRB (PM Beef Co. Project) Series 1997
    AMT DN (Bank of America N.A. LOC)
    2.85%(b)                                           11/07/05     1,400     1,400,000
  Roanoke GO Series 2004B MB
    3.00%                                              02/01/06     1,680     1,681,530
  Virginia Beach Development Authority Multi
    Family Housing RB (Residential Rental Housing
    Project) Series 2002 AMT DN (Branch Banking
    & Trust Co. LOC)
    2.85%(b)                                           11/07/05     1,720     1,720,000
  Virginia Beach RB (Merrill Lynch P-Float Trust
    Receipts) Series 2005-2505 AMT DN (Merrill
    Lynch & Co. Guaranty) (F-1+)
    2.83%(b)                                           11/07/05     3,745     3,745,000
  Virginia Housing Development Authority RB
    (Commonwealth Mortgage Project) Series
    2005C-C-I AMT DN
    2.90%(b)                                           02/21/06    20,000    20,000,000
  Virginia Housing Development Authority RB
    (Commonwealth Mortgage Project) Series
    2005C-C-II AMT DN
    3.00%(b)                                           11/07/05    13,120    13,120,000

                                                                    Par
                                                       Maturity    (000)       Value
                                                       --------   -------   -----------
MUNICIPAL BONDS (Continued)
Virginia (continued)
  Virginia Housing Development Authority RB
    (Commonwealth Mortgage Project) Series
    2005C-C-III AMT MB
    3.03%                                              05/16/06   $20,000   $20,000,000
  Virginia Small Business Financing Authority RB
    (Coastal Development Group Project) Series
    1989 AMT DN (Branch Banking & Trust Co.
    LOC)
    3.00%(b)                                           11/07/05       111       111,000
                                                                            -----------
                                                                             86,637,530
                                                                            -----------
Washington - 2.3%
  Chelan County Public Utility District RB (First
    Union Merlots Trust Receipts) Series 2001B
    AMT DN (MBIA Insurance, Wachovia Bank N.A.
    SBPA) (A-1)
    2.77%(b)                                           11/07/05     4,995     4,995,000
  Pilchuck Public Development Corp. RB (Holden-
    McDaniels Partners Project) Series 1996 AMT
    DN (KeyBank N.A. LOC)
    2.84%(b)                                           11/07/05     1,550     1,550,000
  Port of Seattle RB (Wachovia Merlot Trust
    Receipts) Series 2002B-04 AMT DN (Wachovia
    Bank N.A. LOC) (VMIG-1)
    2.77%(b)                                           11/07/05    13,470    13,470,000
  Port of Seattle RB Series 2003-720 AMT DN (FGIC
    Insurance, Banque Nationale de Paribas SBPA)
    (A-1+)
    2.79%(b)(c)                                        11/07/05     2,500     2,500,000
  Port Seattle RB (Wachovia Merlot Trust Receipts)
    Series 2005-1169 AMT DN (MBIA Insurance,
    Morgan Stanley SBPA) (F-1+)
    2.75%(b)                                           11/07/05     4,778     4,777,500
  Seattle Housing Authority RB (Rainier Vista
    Project Phase I) Series 2003 AMT DN (KeyBank
    N.A. LOC) (A-1)
    2.77%(b)                                           11/07/05    10,350    10,350,000
  Washington Housing Finance Community
    Multi-family Housing RB (Merrill Lynch
    P-Floats Trust Receipts) Series 2005-3054 AMT
    DN (Merrill Lynch Guaranty)
    2.83%(b)                                           11/07/05     8,385     8,385,000
  Yakima County Public Corp. RB (Michelsen
    Packaging Co. Project) Series 2000 AMT DN
    (Bank of America N.A. LOC) (A-1+)
    2.80%(b)                                           11/07/05       695       695,000
  Yakima County RB (Oord Dairy Project) Series
    2004 AMT DN (Key Bank N.A. LOC)
    2.84%(b)                                           11/03/05     4,415     4,415,000
                                                                            -----------
                                                                             51,137,500
                                                                            -----------
West Virginia - 0.1%
  West Virginia State Hospital RB (West Virginia
    Hospital Pooled Financing Program) Series
    2001B-2 DN (Branch Banking & Trust Co. LOC)
    (VMIG-1)
    2.90%(b)                                           11/07/05     1,320     1,320,000
                                                                            -----------
Wisconsin - 0.9%
  Germantown IDRB (Cambridge Major Labs
    Project) Series 2003 AMT DN (Bank One N.A.
    LOC)
    2.90%(b)                                           11/07/05     5,600     5,600,000

See accompanying notes to financial statements.

                                                                              51

                            BlackRock Liquidity Funds

                             STATEMENT OF NET ASSETS
                              MUNICASH (Concluded)

October 31, 2005

                                                                  Par
                                                     Maturity    (000)        Value
                                                     --------   ------   --------------
MUNICIPAL BONDS (Continued)
Wisconsin (continued)
  Kohler Village Solid Waste Disposal RB (Kohler
    Project) Series 1997 AMT DN (Wachovia Bank
    N.A. LOC)
    2.80%(b)                                         11/07/05   $4,000   $    4,000,000
  Mequon IDRB (Johnson Level GRW Investment
    Project) Series 1995 AMT DN (Bank One N.A.
    LOC)
    2.84%(b)                                         11/01/05      665          665,000
  New Berlin School District GO Series 2005 BAN
    (MIG-1)
    4.00%                                            02/15/06    5,200        5,216,674
  Oshkosh IDRB (Oskosh Coil Spring Project) Series
    2000A AMT DN (Bank One Wisconsin LOC)
    2.84%(b)                                         11/07/05    2,100        2,100,000
  Wisconsin Health & Educational Facilities RB
    (Pooled Loan Financing Program) Series 2002E
    DN (Associated Bank N.A. LOC) (VMIG-1)
    2.90%(b)                                         11/07/05    2,100        2,100,000
                                                                         --------------
                                                                             19,681,674
                                                                         --------------
Wyoming - 1.0%
  Cheyenne IDRB (Grobet File Co., Inc. Project)
    Series 2001 AMT DN (National City Bank N.A.
    LOC)
    2.81%(b)                                         11/07/05    2,400        2,400,000
  Green River RB (Rhone-Poulenc LP Project)
    Series 1994 AMT DN (Fleet National Bank LOC)
    (VMIG-1)
    2.95%(b)                                         11/07/05   11,400       11,400,000
  Lincoln County PCRB (Amoco Project) Series 1983
    MB (ExxonMobil Guaranty)
    2.85%                                            04/01/06    7,600        7,600,000
                                                                         --------------
                                                                             21,400,000
                                                                         --------------
TOTAL MUNICIPAL BONDS
  (Cost $2,181,962,792)                                                   2,181,962,792
                                                                         --------------
TOTAL INVESTMENTS IN SECURITIES - 98.4%
  (Cost $2,204,962,792(a))                                                2,204,962,792
OTHER ASSETS IN EXCESS OF
  LIABILITIES - 1.6%                                                         35,803,928
                                                                         --------------
NET ASSETS - 100.0%
  (Equivalent to $1.00 per share
  based on 2,181,700,963
  Institutional Shares, 59,330,928
  Dollar Shares, 2,161 Bear
  Stearns Premier Choice Shares
  and 2,154 Bear Stearns Premier
  Shares outstanding)                                                    $2,240,766,720
                                                                         ==============

                                      Value
                                      -----
NET ASSET VALUE, OFFERING AND
  REDEMPTION PRICE PER
  INSTITUTIONAL SHARE
  ($2,181,441,210/2,181,700,963)      $1.00
                                      =====
NET ASSET VALUE, OFFERING AND
  REDEMPTION PRICE PER
  DOLLAR SHARE
        ($59,321,195/59,330,928)      $1.00
                                      =====
NET ASSET VALUE, OFFERING AND
  REDEMPTION PRICE PER
  BEAR STEARNS PREMIER CHOICE SHARE
                  ($2,160/2,161)      $1.00
                                      =====
NET ASSET VALUE, OFFERING AND
  REDEMPTION PRICE PER
  BEAR STEARNS PREMIER SHARE
                  ($2,155/2,154)      $1.00
                                      =====

----------
(a)  Cost for Federal income tax purposes is $2,205,000,919.

(b)  Rates shown are the rates as of October 31, 2005 and maturities shown are the next interest readjustment date or the date the principal owed can be recovered through demand.

(c)  Security exempt from registration under Rule 144A of the Securities Act of
     1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional investors. As of October
     31, 2005, the Fund held 16.6% of its net assets, with a current market value of $372,286,000, in securities restricted as to resale.

(d)  Illiquid Security. As of October 31, 2005, the Fund held 0.6% of its net assets, with a current market value of $14,200,000 in these securities.

See accompanying notes to financial statements.

52

                            BlackRock Liquidity Funds

                             SCHEDULE OF INVESTMENTS
                              CALIFORNIA MONEY FUND

October 31, 2005

                                                                     Par
                                                        Maturity    (000)       Value
                                                        --------   -------   -----------
MUNICIPAL BONDS - 100.0%
California - 94.8%
  ABAG Finance Authority Non-Profit Corp. RB
    (Lease Revenue Pass-Through Obligation)
    Series 2003A DN (Societe Generale LOC) (A-1+)
    2.80%(b)                                            11/07/05   $ 1,845   $ 1,845,000
  ABN AMRO Munitops Certificates Trust RB (ABN
    AMRO Bank SBPA) Series 2005-26 MB
    (CIFG-TCRS Credit Support) (F-1+)
    2.75%                                               12/08/05    24,995    24,995,000
  Adelanto Public Utilities Authority RB (Utilities
    Systems Project) Series 2005A DN (Kredietbank
    LOC) (A-1+, VMIG-1)
    2.70%(b)                                            11/01/05     7,000     7,000,000
  Alameda-Contra Costa Schools Financing
    Authority COP (Capital Improvement Financing
    Projects) Series 1997F DN (Kredietbank N.V.
    LOC) (A-1+)
    2.82%(b)                                            11/07/05       500       500,000
  Alameda-Contra Costa Schools Financing
    Authority COP (Capital Improvement Financing
    Projects) Series 2005M DN (Bank of Nova Scotia
    LOC) (A-1+)
    2.77%(b)                                            11/07/05     1,800     1,800,000
  Bear Stearns Municipal Securities Trust
    Certificates RB (228 Trust Certificates) Series
    2005A DN (FSA Insurance, Bear Stearns Capital
    Markets Liquidity Facility) (VMIG-1)
    2.85%(b)(c)                                         11/07/05     9,755     9,755,000
  Bear Stearns Securities Trust Certificates GO
    Series 2002A-9042 DN (MBIA Insurance, Bear
    Stearns Capital Markets Liquidity Facility) (A-1)
    2.70%(b)(c)                                         11/07/05     3,530     3,530,000
  Beaumont Utilities Authority RB (Waste Water
    Enterprise Project) Series 2001A DN (Union
    Bank of California & CALSTERS LOC) (A-1+)
    2.74%(b)                                            11/07/05     8,875     8,875,000
  California Communities Housing & Finance
    Agency RB (Lease Revenue Pass-Through
    Obligation Project) Series 2001A DN (Societe
    Generale LOC) (A-1+)
    2.80%(b)                                            11/07/05     4,000     4,000,000
  California Department of Water Resource Power
    Supply RB Series 2002 DN (Credit Locale de
    France LOC) (A-1+, VMIG-1)
    2.68%(b)                                            11/07/05     1,200     1,200,000
  California Department of Water Resource Power
    Supply RB Series 2002B-2 DN (Banque
    Nationale de Paribas LOC) (A-1+, VMIG-1)
    2.81%(b)                                            11/01/05     1,680     1,680,000
  California Department of Water Resource Power
    Supply RB Series 2002C-12 DN (Landesbank
    Hessen-Thuringen Girozentrale LOC)
    (A-1+, VMIG-1)
    2.62%(b)                                            11/07/05     3,350     3,350,000
  California Department of Water Resource Power
    Supply RB Series 2002C-4 DN (Morgan
    Guaranty Trust LOC) (A-1+, VMIG-1)
    2.74%(b)                                            11/07/05    34,100    34,100,000
  California Department of Water Resource Power
    Supply RB Series 2002C-6 DN (Kredietbank
    LOC) (A-1+, VMIG-1)
    2.74%(b)                                            11/07/05    20,000    20,000,000
  California Department of Water Resource Power
    Supply RB Series 2002C-7 DN (FSA Insurance,
    Dexia Credit SBPA) (A-1+, VMIG-1)
    2.68%(b)                                            11/07/05     4,850     4,850,000

                                                                     Par
                                                        Maturity    (000)       Value
                                                        --------   -------   -----------
MUNICIPAL BONDS (Continued)
California (continued)
  California Department of Water Resources Power
    Supply RB Series 2002B-3 DN (Bank of New
    York LOC) (A-1+, VMIG-1)
    2.67%(b)                                            11/01/05   $ 6,000   $ 6,000,000
  California Department of Water Resources Power
    Supply RB Series 2002B-4 DN (Bayerische
    Landesbank Girozentrale LOC) (A-1+, VMIG-1)
    2.68%(b)                                            11/01/05     6,025     6,025,000
  California Department of Water Resources Power
    Supply RB Series 2002C-17 DN (Bank of New
    York & CALSTERS LOC) (A-1+, VMIG-1)
    2.70%(b)                                            11/07/05     3,450     3,450,000
  California Department of Water Resources Power
    Supply RB Series 2002C-5 DN (Credit Locale de
    France LOC) (A-1+, VMIG-1)
    2.74%(b)                                            11/07/05    10,650    10,650,000
  California Department of Water Resources Power
    Supply RB Series 2003-PT 759 DN (MBIA
    Insurance, Landesbank-Hessen SBPA)
    (A-1+, VMIG-1)
    2.72%(b)                                            11/07/05     9,700     9,700,000
  California Economic Recovery GO Series
    2005-1098 DN (Morgan Stanley Municipal
    Liquidity Facility) (Aa3, VMIG-1)
    2.69%(b)                                            11/07/05     4,055     4,055,000
  California Economic Recovery RB Series 2004C-20
    DN (XLCA Insurance, Dexia Credit Local SBPA)
    (VMIG-1)
    2.74%(b)                                            11/07/05    26,755    26,755,000
  California Economic Recovery RB Series 2004C-21
    DN (XLCA Insurance, Dexia Credit Local SBPA)
    (A-1+, VMIG-1)
    2.68%(b)                                            11/07/05     3,400     3,400,000
  California Educational Facilities Authority RB (Art
    Center Design College Project) Series 2002A
    DN (M&T Bank Corp. SBPA) (VMIG-1)
    2.77%(b)                                            11/07/05     3,645     3,645,000
  California Educational Facilities Authority RB
    (Pomona College Project) Series 2005B DN
    (A-1+, VMIG-1)
    2.68%(b)                                            11/07/05     2,000     2,000,000
  California GO (ABN-AMRO Munitops Trust
    Certificates) Series 2003 DN (AMBAC
    Insurance, ABN-AMRO Bank N.V. SBPA)
    (VMIG-1, F-1+)
    2.73%(b)                                            11/07/05     6,000     6,000,000
  California GO (Municipal Securities Trust
    Receipts) Series 1997 SGA-54 DN (AMBAC
    Insurance, Societe Generale SBPA) (A-1+)
    2.70%(b)                                            11/07/05     5,450     5,450,000
  California GO (University Daily Kindergarten
    Project) Series 2002B-5 DN (State Street Bank
    & Trust Co. LOC) (A-1+, VMIG-1)
    2.66%(b)                                            11/07/05     3,200     3,200,000
  California GO (University Daily Kindergarten
    Project) Series 2004 DN (State Street Bank &
    Trust Co. LOC) (A-1+, VMIG-1)
    2.67%(b)                                            11/01/05     2,000     2,000,000
  California GO (University Daily Kindergarten
    Project) Series 2004B-3 DN (State Street Bank
    & Trust Co. LOC) (A-1+, VMIG-1)
    2.66%(b)                                            11/01/05     3,000     3,000,000

See accompanying notes to financial statements.

                                                                              53

                            BlackRock Liquidity Funds

                             SCHEDULE OF INVESTMENTS
                        CALIFORNIA MONEY FUND (Continued)

October 31, 2005

                                                                     Par
                                                        Maturity    (000)       Value
                                                        --------   -------   -----------
MUNICIPAL BONDS (Continued)
California (continued)
  California GO (Wachovia Merlots Trust Receipts)
    Series 2002A-47 DN (MBIA Insurance, Wachovia
    Bank N.A. LOC) (VMIG-1)
    2.71%(b)                                            11/07/05   $ 6,425   $ 6,425,000
  California GO Series 1997 SG-91 DN (FGIC
    Insurance, Societe Generale LOC) (A-1+)
    2.72%(b)                                            11/07/05    10,120    10,120,000
  California GO Series 2002 DN (XLCA Insurance,
    Morgan Stanley Dean Witter Liquidity Facility)
    (VMIG-1)
    2.69%(b)                                            11/07/05     3,855     3,855,000
  California GO Series 2003A-2 DN (West LB, J.P.
    Morgan Chase LOC) (A-1+, VMIG-1)
    2.68%(b)                                            11/01/05    33,000    33,000,000
  California GO Series 2003C-1 DN (Landesbank
    Hessen-Thuringen Girozentrale LOC)
    (A-1, VMIG-1)
    2.67%(b)                                            11/07/05     3,000     3,000,000
  California GO Series 2004-Pt-990 DN (MBIA
    Insurance) (BNP Paribas SBPA) (F-1+)
    2.72%(b)                                            11/07/05     6,700     6,700,000
  California GO Series 2005 ROC-RR-II-R-2185 DN
    (AMBAC Insurance, Citigroup Global Marketing
    Liquidity Facility) (VMIG-1)
    2.72%(b)                                            11/07/05     3,060     3,060,000
  California Health Facilities Financing Authority RB
    (Catholic Healthcare West Project) Series
    1988B DN (MBIA Insurance, Morgan Guaranty
    Trust SBPA) (A-1+, VMIG-1)
    2.69%(b)                                            11/07/05     2,000     2,000,000
  California Health Facilities Financing Authority RB
    Series 1999 PA-587 DN (Merrill Lynch Capital
    Services Guaranty) (A-1+)
    2.76%(b)                                            11/07/05    11,000    11,000,000
  California Health Facilities Financing Authority RB
    Series 2002-591 DN (Morgan Stanley Liquidity
    Facility) (A-1+)
    2.73%(b)                                            11/07/05     8,700     8,700,000
  California Infrastructure & Economic
    Development Bank RB (Academy of Motion
    Pictures Arts & Science Project) Series 2002 DN
    (AMBAC Insurance, J.P. Morgan Chase LOC)
    (A-1+, VMIG-1)
    2.67%(b)                                            11/07/05     2,500     2,500,000
  California Infrastructure & Economic
    Development Bank RB (J. Paul Getty Trust
    Project) Series 2003B MB (J. Paul Getty Trust
    Guaranty) (A-1+, MIG-1)
    2.25%(b)                                            02/02/06     5,750     5,749,269
  California School Cash Reserve Program
    Authority RB Series 2005A TRAN (AMBAC 10%
    Guaranty) (SP-1+, MIG-1)
    4.00%                                               07/06/06     3,250     3,279,999
  California State Commercial Paper Series 2005
    MB (Bank of Nova Scotia LOC) (A-1, P-1)
    2.65%                                               12/06/05    15,000    15,000,000
  California State Commercial Paper Series 2005
    MB (Credit Locale de France LOC) (A-1, P-1)
    2.73%                                               12/07/05    10,000    10,000,000
  California State Commerical Paper Series 2005
    MB (Multiple LOC's) (A-1, P-1)
    2.62%                                               11/09/05    20,000    20,000,000
    2.62%                                               12/05/05    12,000    12,000,000
    2.64%                                               12/07/05    10,000    10,000,000

                                                                     Par
                                                        Maturity    (000)       Value
                                                        --------   -------   -----------
MUNICIPAL BONDS (Continued)
California (continued)
  California Statewide Communities Development
    Authority Multi-Family RB (Merrill Lynch
    P-Float Trust Receipts) Series 2000 PT-1268 DN
    (Merrill Lynch & Co. Guaranty) (A-1+)
    2.76%(b)                                            11/07/05   $10,000   $10,000,000
  California Statewide Communities Development
    Authority RB (Archer School For Girls,
    Incorporated) Series 2005 DN (Allied Irish Bank
    PLC LOC) (VMIG-1)
    2.68%(b)                                            11/03/05     6,235     6,235,000
  California Statewide Communities Development
    Authority RB (Plan Nine Partners Project)
    Series 2005A DN (Union Bank of California LOC)
    (A-1)
    2.73%(b)                                            11/07/05     6,415     6,415,000
  California Statewide Financing Authority for
    Tobacco Settlement RB (Merrill Lynch P-Float
    Trust Receipts) Series 2005 PA-1287 DN
    (Merrill Lynch & Co. Guaranty, Merrill Lynch
    Capital Services SBPA) (F-1+)
    2.78%(b)                                            11/07/05     2,500     2,500,000
  Clovis County Unified School District GO (Merrill
    Lynch P-Float Trust Receipts) Series
    2005-PZ-42 DN (FGIC Insured, Merrill Lynch
    Capital Services SBPA) (AAA, F-1+)
    2.78%(b)                                            11/07/05     1,330     1,330,000
  Fontana Public Financing Authority for Tax
    Allocation RB (Putters Project) Series 2005-707
    DN (AMBAC Insurance, J.P. Morgan Chase Bank
    Liquidity Facility) (A-1+)
    2.73%(b)                                            11/07/05     1,995     1,995,000
  Foothill-De Anza Community College GO Series
    2000Y DN (Wachovia Bank N.A. LOC) (VMIG-1)
    2.71%(b)                                            11/07/05     8,175     8,175,000
  Glendale Hospital RB Series 2002-590 DN
    (Morgan Stanley Group LOC) (A-1+)
    2.73%(b)                                            11/07/05     8,100     8,100,000
  Golden State Tobacco Securitization Corp. RB
    (Merrill Lynch P-Float Trust Receipts) Series
    2004 PA-1236 DN (Merrill Lynch & Co.
    Guaranty, Merrill Lynch Capital Services SBPA)
    (F-1+)
    2.78%(b)(c)                                         11/07/05     2,200     2,200,000
  Golden State Tobacco Securitization Corp. RB
    (Merrill Lynch P-Float Trust Receipts) Series
    2004 PA-1237 DN (Merrill Lynch & Co.
    Guaranty, Merrill Lynch Capital Services SBPA)
    (F-1+)
    2.78%(b)                                            11/07/05     2,740     2,740,000
  Golden State Tobacco Securitization Corp. RB
    (Tobacco Settlement Rocs PR II 411Ce) Series
    2005 DN (Citibank LOC) (VMIG-1)
    2.75%(b)(c)                                         11/07/05    12,500    12,500,000
  Golden State Tobacco Settlement Securitization
    Corp. RB (Merrill Lynch P-Float Trust Receipts)
    Series 2004 PT-2338 DN (Merrill Lynch Capital
    Services SBPA) (F1+)
    2.78%(b)                                            11/07/05     2,905     2,905,000
  Golden State Tobacco Settlement Securitization
    Corp. RB Series 2004 ROC-RR-II-285X DN
    (Citibank Liquidity Facility, XLCA Insurance)
    (AAA)
    2.75%(b)                                            11/03/05     4,995     4,995,000

See accompanying notes to financial statements.

54

                            BlackRock Liquidity Funds

                             SCHEDULE OF INVESTMENTS
                        CALIFORNIA MONEY FUND (Continued)

October 31, 2005

                                                                     Par
                                                        Maturity    (000)      Value
                                                        --------   -------   -----------
MUNICIPAL BONDS (Continued)
California (continued)
  Golden State Tobacco Settlement Securitization
    Corp. RB Series 2004 ROC-RR-II-287X DN
    (Citibank Liquidity Facility) (A-1+)
    2.75%(b)                                            11/03/05   $ 3,540   $ 3,540,000
  Irvine Improvement Board Act of 1915
    (Assessment District No. 87-8) Special
    Assessment Limited Obligation RB Series 1999
    DN (Kredietbank LOC) (A-1, VMIG-1)
    2.66%(b)(d)                                         11/01/05     1,167     1,167,000
  Irvine Public Facilities & Infrastructure Authority
    Lease RB (Capital Improvement Project) Series
    1985 DN (State Street Bank & Trust Co. LOC)
    (VMIG-1)
    2.68%(b)                                            11/07/05     1,330     1,330,000
  Los Angeles County Public Works Finance
    Authority Lease RB Series 2000J DN (AMBAC
    Insurance, Wachovia Bank N.A. LOC) (VMIG-1)
    2.71%(b)                                            11/07/05     5,000     5,000,000
  Los Angeles TRAN Series 2005 MB (SP-1+, MIG-1)
    4.00%                                               06/30/06    11,000    11,093,277
  Los Angeles Unified School District GO
    (ABN-AMRO Munitops Trust Certificates) Series
    1999C DN (MBIA Insurance, ABN-AMRO Bank
    N.V. SBPA) (VMIG-1)
    2.71%(b)(c)                                         11/07/05     1,500     1,500,000
  Los Angeles Unified School District GO Series
    1997E DN (MBIA Insurance, Wachovia Bank
    N.A. LOC) (VMIG-1)
    2.71%(b)                                            11/07/05     4,975     4,975,000
  Los Angeles Unified School District GO Series
    2005 ROC-RR-II-R-390 DN (MBIA Insurance,
    Citibank N.A. LOC) (VMIG-1)
    2.72%(b)                                            11/07/05    10,000    10,000,000
  Los Angeles Unified School District GO Series
    2005 ROC-RR-II-R-391 DN (FGIC Insurance,
    Citibank N.A. LOC) (VMIG-1)
    2.72%(b)                                            11/07/05     5,000     5,000,000
  Los Angeles Wastewater Systems RB Series
    2002A DN (FGIC Insurance, Bank of America
    N.A. Liquidity Facility) (A-1+)
    2.72%(b)                                            11/07/05     5,000     5,000,000
  Los Angeles Wastewater Systems Subordinate RB
    Series 2001A DN (FGIC Insured) (A-1+, MIG-1)
    2.15%(b)                                            11/07/05     6,000     6,000,000
  Los Angeles Water & Power RB (Power Systems
    Project) Series 2002A-3 DN (National Australia
    Bank, Lloyds Bank & Fortis Bank SPBA)
    (A-1+, VMIG-1)
    2.66%(b)                                            11/07/05     2,100     2,100,000
  Madera Financing Authority RB Series 2005A DN
    (Credit Locale de France LOC) (A-1+)
    2.70%(b)                                            11/01/05     2,000     2,000,000
  Metropolitan Water District of Southern California
    Waterworks RB Series 2003C-1 DN (Dexia
    Credit LOC) (A-1+, VMIG-1)
    2.63%(b)                                            11/07/05     7,200     7,200,000
  Metropolitan Water District of Southern California
    Waterworks RB Series 2004C DN (Credit Locale
    de France LOC) (A-1+, VMIG-1)
    2.65%(b)                                            11/07/05     1,995     1,995,000
  Metropolitan Water District of Southern California
    Waterworks RB Series 2005B-2 DN (Citibank
    LOC) (A-1+, VMIG-1, F-1+)
    2.74%(b)                                            11/07/05     3,700     3,700,000

                                                                     Par
                                                        Maturity    (000)      Value
                                                        --------   -------   -----------
MUNICIPAL BONDS (Continued)
California (continued)
  Northern California Power Agency Public Power
    RB Series 2003-836 DN (MBIA Insurance,
    Morgan Stanley Liquidity Facility) (VMIG-1)
    2.69%(b)                                            11/07/05   $ 5,495   $ 5,495,000
  Northern California Power Agency RB
    (Hydroelectric No. 1 Project) Series 2002B DN
    (Westdeutsche Landesbank Girozentrale LOC)
    (A-1+)
    2.66%(b)                                            11/07/05     2,200     2,200,000
  Orange County Transportation Authority Toll Road
    RB (Express Lanes Project) Series 2003B-1 DN
    (Kredietbank N.V. LOC) (A-1+, VMIG-1, F-1)
    2.70%(b)                                            11/07/05     3,500     3,500,000
  Pacific Housing & Finance Agency RB (Lease
    Revenue Pass-Through Obligation) Series
    2001A DN (Societe Generale LOC) (A-1+)
    2.80%(b)                                            11/07/05     3,500     3,500,000
  Pleasant Valley School District of Ventura County
    GO (Merrill Lynch P-Float Trust Receipts)
    Series 2005 PT-2783 DN (MBIA Insurance,
    Dexia Credit Local SBPA) (A-1+, AAA)
    2.72%(b)(c)                                         11/07/05     5,915     5,915,000
  Pleasanton Certificates of Participation RB
    (Assisted Living Facilities Financing) Series
    2005 DN (Citibank LOC) (A-1+)
    2.70%(b)                                            11/07/05     2,500     2,500,000
  Puttable Floating Option Tax-Exempt Receipts RB
    Series 2005A-PZP-005 DN (Merrill Lynch & Co.
    Liquidity Facility) (AAA, F-1+)
    2.80%(b)                                            11/07/05     6,470     6,470,000
  Puttable Floating Option Tax-Exempt Receipts RB
    Series 2005A-PZP-009 DN (Merrill Lynch
    Capital Services SBPA, FGIC Insurance) (F-1+)
    2.80%(b)                                            11/07/05     9,000     9,000,000
  Puttable Floating Option Tax-Exempt Receipts RB
    Series 2005A-PZP-2 DN (Merrill Lynch Capital
    Services SBPA) (AAA, F-1+)
    2.85%(b)                                            11/07/05     3,045     3,045,000
  Puttable Floating Option Tax-Exempt Receipts RB
    Series 2005-PZP-03 DN (Multiple Insurers,
    Merrill Lynch & Co. Inc. SBPA) (AAA, F-1+)
    2.80%(b)                                            11/07/05     3,455     3,455,000
  Sacramento City Unified School District GO Series
    2004 TRAN (MIG-1)
    3.50%                                               11/30/05     3,250     3,253,667
  Sacramento County Sanitation District Financing
    Authority RB Series 2005 ROC-RR-II-R-2209 DN
    (MBIA Insurance, Citigroup Global Market
    Liquidity Facility) (VMIG-1)
    2.72%(b)                                            11/07/05     2,230     2,230,000
  Sacramento Municipal Utilities District RB
    (ABN-AMRO Munitops Trust Certificates) Series
    2003-17 DN (MBIA Insurance, ABN-AMRO Bank
    N.V. SBPA) (VMIG-1)
    2.73%(b)                                            11/07/05    11,835    11,835,000
  Sacramento Municipal Utility District RB (Macon
    Trust Certificates) Series 2002M DN (AMBAC
    Insurance, Kredietbank N.V. LOC) (A-1+)
    2.72%(b)                                            11/07/05     3,975     3,975,000
  Sacramento Unified School District GO
    (ABN-AMRO Munitops Trust Certificates) Series
    2002-9 MB (MBIA Insurance, ABN-AMRO Bank
    N.V. SBPA) (MIG-1, F-1+)
    2.86%(b)                                            11/23/05    12,485    12,485,000

See accompanying notes to financial statements.

                                                                              55

                            BlackRock Liquidity Funds

                             SCHEDULE OF INVESTMENTS
                        CALIFORNIA MONEY FUND (Concluded)

October 31, 2005

                                                                     Par
                                                        Maturity    (000)        Value
                                                        --------   -------   ------------
MUNICIPAL BONDS (Continued)
California (continued)
  San Diego County & School District GO
    (Partnership Notes) Series 2005A TRAN
    (SP-1+, MIG-1)
    4.00%                                               07/14/06   $ 6,000   $  6,057,962
  San Diego Public Facilities Financing Authority
    Lease RB (Merrill Lynch P-Float Trust Receipts)
    Series 2002 PPT-1002C DN (Kredietbank LOC)
    (A-1)
    2.75%(b)                                            11/07/05    10,000     10,000,000
  San Francisco City & County Public Utilities RB
    (Commission for Clean Water Project) Series
    2003A DN (MBIA Insurance, Wachovia Bank
    N.A. LOC) (VMIG-1)
    2.71%(b)(c)                                         11/07/05     3,190      3,190,000
  San Francisco County Transportation Municipal
    Commercial Paper Series 2005 MB
    (Landesbank Baden-Wuerttemberg LOC)
    (A-1+, P-1)
    2.60%                                               11/04/05     6,250      6,250,000
  Santa Barbara County GO Series 2005A TRAN
    (SP-1+)
    4.00%                                               07/25/06     5,000      5,048,584
  Southern California Public Power Authority RB
    (Power Project Rocs Rr II R 374) Series 2005 DN
    (FSA Insurance, Citibank N.A. Liquidity Facility)
    (VMIG-1)
    2.72%(b)(c)                                         11/07/05     6,245      6,245,000
  Southern California Public Power Authority RB
    (San Juan Power Project) Series 2002 DN (FSA
    Insurance, Wachovia Bank N.A. LOC) (VMIG-1)
    2.71%(b)(c)                                         11/07/05     4,165      4,165,000
  Tahoe Forest Hospital District RB (Health Facility
    Project) Series 2002 DN (U.S. Bank N.A. LOC)
    (VMIG-1)
    2.70%(b)                                            11/01/05     5,700      5,700,000
  Tobacco Settlement Financing Corp. RB (Merrill
    Lynch P-Float Trust Receipts) Series 2005
    PA-1288 DN (Merrill Lynch Capital Services
    SBPA) (F-1+)
    2.79%(b)                                            11/07/05     2,000      2,000,000
  Vista Unified School District GO (Bear Stearns
    Unified Trust Certificates) Series 2002A-9041
    DN (FSA Insurance, Bear Stearns Capital
    Markets Liquidity Facility) (A-1)
    2.70%(b)                                            11/07/05     8,600      8,600,000
  Watereuse Finance Authority RB Series 1998 DN
    (FSA Insurance, Depfa Bank SBPA) (A-1, Aaa)
    2.74%(b)                                            11/07/05     3,575      3,575,000
  West Covina Unified School District GO Series
    2003-03-23 DN (MBIA Insurance, Banque
    Nationale de Paris Liquidity Facility) (VMIG-1)
    2.72%(b)                                            11/07/05     6,855      6,855,000
  Yosemite Community College District GO (Eagle
    Tax Exempt Trust Receipts) Series 2005A DN
    (FGIC Insurance, Citibank Liquidity Facililty)
    (A-1+, AAA)
    2.72%(b)                                            11/07/05     5,840      5,840,000
                                                                             ------------
                                                                              683,274,758
                                                                             ------------
Puerto Rico - 5.2%
  Commonwealth of Puerto Rico Electric Power
    Authority RB (Goldman Sachs Trust Receipts)
    Series 2002-1 DN (MBIA Insurance, Bank of
    New York SBPA) (A-1+)
    2.72%(b)(c)                                         11/07/05     2,195      2,195,000

                                                                     Par
                                                        Maturity    (000)        Value
                                                        --------   -------   ------------
MUNICIPAL BONDS (Continued)
Puerto Rico (continued)
  Commonwealth of Puerto Rico GO (Tender Option
    Certificates) Series 2001 DN (FSA Insurance,
    Bank of New York Liquidity Facility) (A-1+)
    2.71%(b)(c)                                         11/01/05   $17,545   $ 17,545,000
  Commonwealth of Puerto Rico Public
    Improvement GO Series 2002A ROCS-II-R-185
    DN (FGIC Insurance, Salomon Smith Barney
    Liquidity Facility) (VMIG-1)
    2.71%(b)                                            11/07/05     3,705      3,705,000
  Puerto Rico Electric Power Authority RB Series
    1997 DN (Societe Generale LOC) (A-1+)
    2.68%(b)                                            11/07/05     1,300      1,300,000
  Puerto Rico Public Financing Corp. RB (Morgan
    Stanley Trust Certificates) Series 2001-520 DN
    (MBIA Insurance, Morgan Stanley Dean Witter
    Liquidity Facility) (VMIG-1)
    2.68%(b)(c)                                         11/07/05     4,845      4,845,000
  Puerto Rico Public Financing Corp. RB Series
    2004-911 DN (CIFG-TCRS Credit Support,
    Morgan Stanley Liquidity Facilities) (AAA, F-1+)
    2.69%(b)                                            11/07/05     7,624      7,624,000
                                                                             ------------
                                                                               37,214,000
                                                                             ------------
TOTAL INVESTMENTS IN
  SECURITIES -  100.0%
  (Cost $720,488,758(a))
                                                                             $720,488,758
                                                                             ============

----------
(a)  Aggregate cost for Federal income tax purposes.
(b)  Rates shown are the rates as of October 31, 2005 and maturities shown are the next interest readjustment date or the date the principal owed can be recovered through demand.
(c)  Security exempt from registration under Rule 144A of the Securities Act of
     1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional investors. As of October
     31, 2005, the Fund held 9.4% of its net assets, with a current market value of $73,585,000, in securities restricted as to resale.
(d)  Illiquid Security. As of October 31, 2005, the Fund held 0.2% of its net assets, with a current market value of $1,167,000 in these securities.

See accompanying notes to financial statements.

56

                            BlackRock Liquidity Funds

                       STATEMENT OF ASSETS AND LIABILITIES
                              CALIFORNIA MONEY FUND

October 31, 2005

ASSETS
  Investments at value (cost $720,488,758).............   $720,488,758
  Interest receivable .................................      3,955,259
  Investments sold receivable .........................     60,657,541
  Prepaid expenses ....................................         23,988

                                                          ------------
       TOTAL ASSETS ...................................    785,125,546
                                                          ============
LIABILITIES
  Payable to custodian ................................      1,103,115
  Distributions payable ...............................        903,466
  Advisory fees payable ...............................         62,648
  Administrative fees payable .........................         45,733
  Other accrued expenses payable ......................        131,422

                                                          ------------
       TOTAL LIABILITIES ..............................      2,246,384
                                                          ============
NET ASSETS (Equivalent to $1.00 per share based on
  593,524,864 Institutional shares, 26,297,495 Dollar
  shares, 205,023 Management shares, 3,898,280 Adminis-
  tration shares, 15,778,244 Bear Stearns shares, 2,162
  Bear Stearns Premier Choice shares, 127,512,636 Bear
  Stearns Private Client shares and 15,777,476 Bear
  Stearns Premier shares outstanding) .................   $782,879,162
                                                          ============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
  PER INSTITUTIONAL SHARE
  ($593,416,906/593,524,864)...........................   $       1.00
                                                          ============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
  PER DOLLAR SHARE
  ($26,293,400/26,297,495).............................   $       1.00
                                                          ============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
  PER CASH MANAGEMENT SHARE
  ($205,014/205,023)...................................   $       1.00
                                                          ============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
  PER CASH ADMINSTRATION SHARE
  ($3,898,022/3,898,280)...............................   $       1.00
                                                          ============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
  PER BEAR STEARNS SHARE
  ($15,777,049/15,778,244).............................   $       1.00
                                                          ============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
  PER BEAR STEARNS PREMIER CHOICE SHARE
  ($2,166/2,162).......................................   $       1.00
                                                          ============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
  PER BEAR STEARNS PRIVATE CLIENT SHARE
  ($127,508,856/127,512,636)...........................   $       1.00
                                                          ============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
  PER BEAR STEARNS PREMIER SHARE
  ($15,777,749/15,777,476).............................   $       1.00
                                                          ============

See accompanying notes to financial statements.

                                                                              57

                            BlackRock Liquidity Funds

                             STATEMENT OF NET ASSETS
                               NEW YORK MONEY FUND

October 31, 2005

                                                                  Par
                                                     Maturity    (000)       Value
                                                     --------   -------   -----------
MUNICIPAL BONDS - 99.6%
New York - 97.4%
  Arlington Central School District GO Series 2005
    TAN
    3.00%                                            11/04/05   $ 5,000   $ 5,000,221
  Beacon GO Series 2004 BAN
    3.25%                                            12/23/05     3,723     3,727,946
  City of New York GO Series 2005F-3 DN
    2.69%(b)                                         11/07/05     5,000     5,000,000
  City of New York GO (Citibank Trust Receipts)
    Series 2003R ROC-II-251A DN (Citibank
    Liquidity Facility) (VMIG-1)
    2.77%(b)                                         11/07/05    14,600    14,600,000
  City of New York GO (Citigroup Trust Receipts)
    Series 2003A-6 DN (Landesbank
    Baden-Wurttemberg LOC) (A-1, VMIG-1)
    2.66%(b)                                         11/07/05     7,850     7,850,000
  City of New York GO (Merrill Lynch P-Float Trust
    Receipts) Series 1997 DN (AMBAC Insurance,
    Societe Generale Liquidity Facility) (A-1+)
    2.73%(b)                                         11/07/05     1,760     1,760,000
  City of New York GO (Morgan Stanley Trust
    Receipts) Series 2002-725X DN (FSA Insurance,
    Morgan Stanley Group Liquidity Facility)
    (VMIG-1)
    2.72%(b)                                         11/07/05     4,544     4,543,750
  City of New York GO (Wachovia Merlots Trust
    Receipts) Series 2004C-09 DN (MBIA Insurance,
    Wachovia Bank N.A. SBPA) (VMIG-1)
    2.71%(b)                                         11/07/05     2,990     2,990,000
  City of New York GO Series 1994H-4 DN
    (Kredietbank N.V. LOC) (A-1, VMIG-1)
    2.70%(b)                                         11/01/05     6,450     6,450,000
  City of New York GO Series 2002C-3 DN (Banque
    Nationale de Paris LOC) (A-1+, VMIG-1)
    2.68%(b)                                         11/07/05       400       400,000
  City of New York GO Series 2003A-2 DN (Bank of
    America N.A. LOC) (A-1, VMIG-1)
    2.65%(b)                                         11/07/05     5,500     5,500,000
  City of New York GO Series 2003A-5 DN (HSBC
    Bank LOC) (A-1)
    2.68%(b)                                         11/07/05     1,000     1,000,000
  City of New York GO Series 2004H-2 DN (Bank of
    New York LOC) (A-1+, VMIG-1)
    2.68%(b)                                         11/07/05     9,200     9,200,000
  City of New York GO Series 2004H-4 DN (Bank of
    New York LOC) (A-1+, VMIG-1)
    2.68%(b)                                         11/01/05       300       300,000
  City of New York Housing Development Corp.
    Multi Family Rental Housing RB (Parkgate
    Development Project) Series 1998A DN (Federal
    National Mortgage Assoc. Guaranty) (A-1+)
    2.67%(b)                                         11/07/05     2,000     2,000,000
  City of New York Housing Development Corp.
    Multi Family Rental Housing RB (Related
    Monterey Project) Series 1997A DN (Federal
    National Mortgage Assoc. Guaranty) (A-1+)
    2.67%(b)                                         11/07/05     4,200     4,200,000
  City of New York Housing Development Corp. RB
    (Merrill Lynch P-Float Trust Receipts) Series
    2005PA-1299 DN (FGIC Insurance) (VMIG-1)
    2.73%(b)                                         11/07/05     9,500     9,500,000
  City of New York Housing Development Corp. RB
    (Merrill Lynch P-Float Trust Receipts) Series
    2005 PT-2759 DN (FGIC Insurance) (A-1)
    2.73%(b)                                         11/07/05     3,400     3,400,000

                                                                     Par
                                                        Maturity    (000)      Value
                                                        --------   ------   ----------
MUNICIPAL BONDS (Continued)
New York (continued)
  City of New York IDA Civic Facilities RB (Abraham
    Joshua Heschel Project) Series 2002 DN (M&T
    Bank Corp. LOC) (VMIG-1)
    2.75%(b)                                            11/07/05   $2,000   $2,000,000
  City of New York IDA Civic Facilities RB (Ethical
    Culture School Project) Series 2005A DN (XLCA
    Insurance) (A-1+)
    2.73%(b)                                            11/07/05    3,500    3,500,000
  City of New York IDA Civic Facilities RB (French
    Institute Alliance Project) Series 2005 DN (M&T
    Bank LOC) (VMIG-1)
    2.80%(b)                                            11/07/05    2,440    2,440,000
  City of New York IDA Civic Facilities RB (Hewitt
    School Project) Series 2002 DN (Allied Irish
    Bank LOC) (VMIG-1)
    2.75%(b)                                            11/07/05    1,600    1,600,000
  City of New York IDA Civic Facilities RB (The Birch
    Wathen Lenox School Project) Series 2004 DN
    (Allied Irish Bank LOC) (VMIG-1)
    2.75%(b)                                            11/07/05    2,625    2,625,000
  City of New York Municipal Water Finance
    Authority RB (Citigroup Trust Receipts, Water &
    Sewer Systems Project) Series 2004R-4061
    ROC-II DN (Citigroup Global Market Holdings,
    Inc. SBPA) (VMIG-1)
    2.73%(b)                                            11/07/05    2,980    2,980,000
  City of New York Municipal Water Finance
    Authority RB (Water & Sewer Systems Project)
    Series 2001F-1 DN (Credit Locale de France
    LOC) (A-1+, VMIG-1)
    2.74%(b)                                            11/01/05    2,450    2,450,000
  City of New York Municipal Water Finance
    Authority RB (Water & Sewer Systems Project)
    Series 2002C-1 DN (State Street Bank & Trust
    LOC) (A-1+, VMIG-1)
    2.74%(b)                                            11/01/05      100      100,000
  City of New York Municipal Water Finance
    Authority Water & Sewer Systems RB Series
    2003F-2 DN (Bayerische Landesbank
    Girozentrale LOC) (A-1+, VMIG-1)
    2.75%(b)                                            11/01/05    5,800    5,800,000
  City of New York Transitional Finance Authority
    Financing RB (Citibank Eagle Trust Receipts)
    Series 2000 DN (Citibank Liquidity Facility)
    (A-1+)
    2.73%(b)                                            11/07/05    9,900    9,900,000
  City of New York Transitional Finance Authority
    Financing RB (Citibank Eagle Trust Receipts)
    Series 2001 DN (Citibank Liquidity Facility)
    (A-1+)
    2.73%(b)                                            11/07/05    3,300    3,300,000
  City of New York Transitional Finance Authority
    RB (Future Tax Secured Project) Series 2004D-1
    MB
    4.00%                                               11/07/05    1,500    1,500,000
  City of New York Transitional Finance Authority
    RB (New York City Recovery Project) Series
    2002-1B DN (Societe Generale Liquidity Facility)
    (A-1+, VMIG-1)
    2.75%(b)                                            11/07/05      700      700,000
  City of New York Transitional Finance Authority
    RB (Recovery Project) Series 2002-3-H DN
    (A-1+, VMIG-1)
    2.68%(b)                                            11/01/05      100      100,000

See accompanying notes to financial statements.

58

                            BlackRock Liquidity Funds

                             STATEMENT OF NET ASSETS
                         NEW YORK MONEY FUND (Continued)

October 31, 2005

                                                                   Par
                                                      Maturity    (000)       Value
                                                      --------   -------   -----------
MUNICIPAL BONDS (Continued)
New York (continued)
  City of New York Trust for Cultural Resources RB
    (Manhattan School of Music Project) Series
    2000 DN (First Union National Bank SBPA) (A-1)
    2.67%(b)                                          11/07/05   $ 1,900   $ 1,900,000
  City of New York Trust for Cultural Resources RB
    (The Museum of Broadcasting Project) Series
    1989 DN (KBC Bank N.V. LOC) (A-1+, VMIG-1)
    2.64%(b)                                          11/07/05     2,400     2,400,000
  Dormitory Authority of the State of New York RB
    (Mental Health Services Project) Series
    2003D-2B DN (Credit Locale de France LOC)
    (A-1+)
    2.65%(b)                                          11/07/05       600       600,000
  Dormitory Authority of the State of New York RB
    (Park Ridge Hospital Project) Series 2005 DN
    (J.P. Morgan Chase LOC) (A-1+)
    2.71%(b)                                          11/07/05     4,835     4,835,000
  Dormitory Authority of the State of New York RB
    (Wachovia Merlots Trust Receipts) Series
    2001A-30 DN (AMBAC Insurance, Wachovia
    Bank N.A. SBPA) (VMIG-1)
    2.71%(b)                                          11/07/05     2,975     2,975,000
  Dormitory Authority of the State of New York RB
    (Wachovia Merlots Trust Reciepts) Series 2003
    DN (FGIC Insurance, Wachovia Bank N.A. SBPA)
    (VMIG-1)
    2.71%(b)                                          11/07/05     7,175     7,175,000
  Dormitory Authority of the State of New York RB
    Series 2001D DN (MBIA Insurance, Bank of
    America SBPA) (A-1+)
    2.73%(b)                                          11/07/05     1,900     1,900,000
  Dutchess County IDA Civic Facility RB (Lutheran
    Center Project) Series 2005 DN (Key Bank N.A.
    LOC) (VMIG-1)
    2.77%(b)                                          11/07/05     3,930     3,930,000
  Erie County Civic Facilities IDRB (Hauptman-
    Woodward Project) Series 2004 DN (KeyBank
    N.A. LOC)
    2.77%(b)                                          11/07/05     2,300     2,300,000
  Franklin County IDA Civic Facility RB (Paul
    Smith's College Project) Series 1998 DN
    (KeyBank N.A. LOC)
    2.77%(b)                                          11/07/05     2,995     2,995,000
  Half Hollow Hills Central School District of
    Huntington & Babylon GO Series 2005 TAN
    4.00%                                             06/30/06     2,000     2,015,602
  Lindenhurst Unified Free School District GO
    Series 2005 TAN
    3.50%                                             06/22/06    10,000    10,056,015
  Metropolitan Transportation Authority Series 2005
    TECP (ABN-AMRO Bank LOC)
    2.75%                                             11/30/05     7,000     7,000,000
  Metropolitan Transportation Authority GO Series
    2004A-1 DN (XLCA Insurance, Depfa Bank PLC
    SBPA) (A-1+, VMIG-1)
    2.66%(b)                                          11/07/05     2,000     2,000,000
  Metropolitan Transportation Authority GO Series
    2004A-3 DN (XLCA Insurance, Depfa Bank PLC
    SBPA) (A-1+, VMIG-1)
    2.66%(b)                                          11/07/05     2,000     2,000,000
  Metropolitan Transportation Authority GO Series
    2005 TECP (ABN-AMRO Bank LOC) (A-1+, P-1)
    2.70%                                             11/04/05     6,000     6,000,000

                                                                   Par
                                                      Maturity    (000)       Value
                                                      --------   -------   -----------
MUNICIPAL BONDS (Continued)
New York (continued)
    2.65%                                             11/07/05   $ 7,000   $ 7,000,000
  Metropolitan Transportation Authority RB
    (Dedicated Tax Fund Project) Series 2002B DN
    (FSA Insurance, Dexia Credit SBPA) (A-1+)
    2.67%(b)                                          11/07/05     3,400     3,400,000
  Metropolitan Transportation Authority RB (Piper
    Jaffray Trust Certificates) Series 2002F DN
    (Bank of New York LOC) (VMIG-1)
    2.73%(b)                                          11/07/05     5,672     5,672,000
  Metropolitan Transportation Authority RB
    (Wachovia Merlots Trust Receipts) Series
    2002A-43 DN (FGIC Insurance, Wachovia Bank
    N.A. Liquidity Facility) (VMIG-1)
    2.71%(b)                                          11/07/05     2,435     2,435,000
  Metropolitan Transportation Authority RB
    (Wachovia Merlots Trust Receipts) Series
    2002A-52 DN (Wachovia Bank N.A. Liquidity
    Facility) (VMIG-1)
    2.71%(b)                                          11/07/05     8,440     8,440,000
  Metropolitan Transportation Authority RB
    (Wachovia Merlots Trust Receipts) Series
    2003B-25 DN (FGIC Insurance, Wachovia Bank
    N.A. Liquidity Facility) (VMIG-1)
    2.71%(b)                                          11/07/05     4,970     4,970,000
  Metropolitan Transportation Authority RB Series
    2002D-1 DN (FSA Insurance, Westdeutsche
    Landesbank SBPA) (A-1+, VMIG-1)
    2.66%(b)                                          11/07/05     2,710     2,710,000
  Monroe County IDA Civic Facility RB (Sigal Center
    Project) Series 2004 DN (M&T Bank Corp. LOC)
    (VMIG-1)
    2.80%(b)                                          11/07/05     1,700     1,700,000
  Monroe County IDA Civic Facility RB (St. John
    Fisher College Project) Series 2005 DN (Fleet
    National Bank SBPA) (A-1+)
    2.65%(b)                                          11/07/05     3,000     3,000,000
  Monroe County IDA Civic Facility RB (YMCA of
    Greater Rochester Project) Series 2004 DN
    (M&T Bank Corp. LOC) (A-1)
    2.80%(b)                                          11/07/05     2,750     2,750,000
  Monroe County IDRB Series 2002A DN (M&T Bank
    Corp. LOC) (VMIG-1)
    2.75%(b)                                          11/07/05     2,500     2,500,000
  Monroe County Tobacco Settlement Asset
    Securitization Corp. RB Series 2003 PA-1210
    DN (Merrill Lynch & Co. Guaranty) (F-1+)
    2.78%(b)                                          11/07/05    15,000    15,000,000
  Nassau County Intermediate Finance Authority RB
    Series 2002B DN (FSA Insurance, Banque
    Nationale de Paribas SBPA) (A-1+, VMIG-1)
    2.64%(b)                                          11/07/05     3,535     3,535,000
  Nassau Health Care Corp. RB Series 2004C-1 DN
    (FSA Guaranty) (A-1+, VMIG-1)
    2.66%(b)                                          11/07/05     3,000     3,000,000
  New Rochelle School District GO Series 2005A
    TAN
    3.75%                                             06/30/06     3,000     3,016,157
  New York City GO Series 1993A-10 DN (Morgan
    Guaranty Trust LOC) (A-1+)
    2.75%(b)                                          11/01/05     2,350     2,350,000

See accompanying notes to financial statements.

                                                                              59

                            BlackRock Liquidity Funds

                             STATEMENT OF NET ASSETS
                         NEW YORK MONEY FUND (continued)

October 31, 2005

                                                                    Par
                                                       Maturity    (000)      Value
                                                       --------   ------   ----------
MUNICIPAL BONDS (Continued)
New York (continued)
  New York City GO Series 1994H-4 DN (AMBAC
    Insurance) (A-1, VMIG-1)
    2.68%(b)                                           11/01/05   $4,775   $4,775,000
  New York Environmental Facility Clean Water &
    Drinking RB (Wachovia Merlots Trust Receipts)
    Series 2004B DN (Wachovia Bank N.A. SBPA)
    (A-1)
    2.71%(b)                                           11/07/05    5,390    5,390,000
  New York GO Series 2000B MB (Dexia Credit,
    Credit Locale de France LOC) (A-1+, MIG-1)
    2.90%                                              08/03/06    2,000    2,000,000
  New York Housing Finance Agency RB (Tribeca
    Green Housing Project) Series 2003A DN
    (Landesbank Hessen-Thuringen Girozentrale
    LOC) (VMIG-1)
    2.65%(b)                                           11/07/05    5,300    5,300,000
  New York IDA Liberty RB (One Bryant Park LLC
    Project) Series 2004A DN (Bank Of America
    N.A. LOC) (A-1+, VMIG-1)
    2.72%(b)                                           11/07/05    4,000    4,000,000
  New York Local Government Assistance Corp. RB
    Series 1994B DN (Credit Suisse LOC)
    (A-1+, VMIG-1)
    2.59%(b)                                           11/07/05    6,000    6,000,000
  New York Local Government Assistance Corp. RB
    Series 1995B DN (Bank of Nova Scotia LOC)
    (A-1+, VMIG-1)
    2.60%(b)                                           11/07/05    2,550    2,550,000
  New York Local Government Assistance Corp. RB
    Series 1995G DN (Bank of Nova Scotia LOC)
    (A-1+, VMIG-1)
    2.64%(b)                                           11/07/05    3,800    3,800,000
  New York Power Authority Revenue & General
    Purpose GO Series 1985 MB (A-1+, MIG-1)
    2.80%                                              03/01/06    6,000    6,000,000
  New York State Dormitory Authority RB (UBS
    Municipal CRV Floaters) Series 2005-05-13 DN
    (Ambac BNP) (A-1+)
    2.73%(b)                                           11/03/05    6,275    6,275,000
  New York State Energy Research & Development
    Authority Facility RB (Con Edison Project)
    Series 2005A-1 DN (Wachovia Bank LOC) (F-1+)
    2.68%(b)                                           11/02/05    3,000    3,000,000
  New York State Energy Research & Development
    Authority Facility RB (Con Edison Project)
    Series 2005A-3 DN (Wachovia Bank LOC)
    2.68%(b)                                           11/07/05    3,000    3,000,000
  New York State Environmental Facilities Corp. RB
    (Citibank Eagle Trust Receipts) (Clean Water &
    Drinking Project) Series 2003A DN (Citibank
    Liquidity Facility) (A-1+)
    2.73%(b)                                           11/07/05    5,710    5,710,000
  New York State Environmental Facilities Corp. RB
    (Citigroup Trust Receipts) (Facscorp Clean
    Water & Drinking Project) Series 2003R-2014
    ROC II DN (Citibank Liquidity Facility) (VMIG-1)
    2.73%(b)                                           11/07/05    2,675    2,675,000
  New York State Environmental Facilities Corp. RB
    (Citigroup Trust Receipts) (Facscorp Clean
    Water & Drinking Project) Series 2003R-4001
    ROC II DN (Citibank Liquidity Facility) (VMIG-1)
    2.73%(b)                                           11/07/05    1,585    1,585,000
  New York State GO Series 2005E-2 DN (Bank of
    America LOC) (A-1+)
    2.67%(b)                                           11/07/05      150      150,000

                                                                    Par
                                                       Maturity    (000)       Value
                                                       --------   -------   -----------
MUNICIPAL BONDS (Continued)
New York (continued)
  New York State Housing Finance Agency RB (10
    Liberty-A Project) Series 2003 DN (Federal
    Home Loan Mortgage Corp. Liquidity Facility)
    2.67%(b)                                           11/07/05   $15,050   $15,050,000
  New York State Housing Finance Agency RB
    (Normandie Court I Project) Series 1991A DN
    (Societe Generale LOC) (A-1+, VMIG-1)
    2.68%(b)                                           11/07/05     1,600     1,600,000
  New York State Thruway Series 2005 TECP
    (Landesbank Hessen-Thuringen Girozentrale
    LOC)
    2.70%                                              11/07/05     3,000     3,000,000
  New York State Urban Development Corp. RB
    (Wachovia Bank Merlots Trust Receipts) Series
    2005C-01 DN (MBIA Insurance) (VMIG-1)
    2.71%(b)                                           11/07/05     2,995     2,995,000
  New York Transitional Finance Authority RB
    Series 2003-2D DN (Retail Food Stores LOC)
    (A-1+, VMIG-1)
    2.70%(b)                                           11/07/05       900       900,000
  North Syracuse Central School District GO Series
    2005 BAN
    3.75%                                              06/23/06     1,000     1,006,552
  Oceanside Unified Free School District GO Series
    2005 TAN
    4.00%                                              06/22/06     4,000     4,032,247
  Onondaga County IDA Civic Facility RB (Crouse
    Health Hospital Project) Series 2003A DN (M&T
    Bank Corp. LOC) (VMIG-1)
    2.80%(b)                                           11/07/05     3,000     3,000,000
  Onondaga County IDA Civic Facility RB (YMCA
    Greater Syracuse Project) Series 2003A DN
    (HSBC Bank LOC)
    2.77%(b)                                           11/07/05     4,000     4,000,000
  Port Authority of New York & New Jersey RB
    (ABN-AMRO Munitops Trust Certificates) Series
    2000-19 DN (MBIA Insurance, ABN-AMRO Bank
    N.V. SBPA) (VMIG-1, F-1+)
    2.73%(b)(c)                                        11/07/05     9,700     9,700,000
  Putnam County GO Series 2005 TAN
    3.25%                                              12/14/05     3,000     3,004,133
  Rensselaer County Civic Facilities IDRB (The Sage
    Colleges Project) Series 2002A DN (M&T Bank
    Corp. LOC) (VMIG-1)
    2.80%(b)                                           11/07/05     2,800     2,800,000
  Schenectady County IDA Civic Facility RB
    (Sunnyview Project) Series 2003B DN (KeyBank
    N.A. LOC) (VMIG-1)
    2.72%(b)                                           11/07/05     2,390     2,390,000
  Syracuse GO Series 2005C RAN
    4.00%                                              06/30/06     3,000     3,021,366
  Tompkins County IDA Civic Facility RB (Ithaca
    College Project) Series 2004 DN (XLCA
    Insurance, Bank of America N.A. SBPA)
    (VMIG-1)
    2.73%(b)                                           11/07/05     3,000     3,000,000
  Tompkins County IDA Civic Facility RB (Ithaca
    College Project) Series 2005B DN (XLCA
    Insurance) (VMIG-1)
    2.73%(b)                                           11/07/05     2,000     2,000,000

See accompanying notes to financial statements.

60

                           BlackRock Liquidity Funds

                            STATEMENT OF NET ASSETS
                        NEW YORK MONEY FUND (Concluded)

October 31, 2005

                                                                   Par
                                                       Maturity    (000)       Value
                                                       --------   ------   ------------
MUNICIPAL BONDS (Continued)
New York (continued)
  Triborough Bridge & Tunnel Authority RB
    (ABN-AMRO Munitops Trust Certificates) Series
    2002-14 DN (AMBAC Insurance, ABN-AMRO
    Bank N.V. SBPA) (VMIG-1)
    2.72%(b)                                           11/07/05   $9,240   $  9,240,000
  Triborough Bridge & Tunnel Authority RB (Bear
    Stearns Municipal Trust Certificates) Series
    2002-210 DN (Bear Stearns Liquidity Facility)
    (A-1+)
    2.70%(b)(c)                                        11/07/05    1,900      1,900,000
  Triborough Bridge & Tunnel Authority RB
    (Citibank Eagle Trust Receipts) Series 2003A
    DN (FGIC Insurance, Citibank Liquidity Facility)
    (A-1+)
    2.73%(b)                                           11/03/05    2,000      2,000,000
  Triborough Bridge & Tunnel Authority RB (Morgan
    Stanley Trust Receipts) Series 2004-922 DN
    (Morgan Stanley Liquidity Facility) (F-1+)
    2.72%(b)                                           11/03/05    4,700      4,700,000
  Triborough Bridge & Tunnel Authority RB Series
    2005B-3 DN (Bank of America SBPA)
    (A-1+, VIMG-1)
    2.70%(b)                                           11/07/05    4,700      4,700,000
  Triborough Bridge & Tunnel Authority Special
    Obligation RB Series 2000C DN (FSA Insurance)
    (A-1+, VMIG-1)
    2.68%(b)                                           11/07/05      490        490,000
  Westchester County IDA Civic Facility RB
    (Northern Westchester Hospital Association
    Project) Series 2004 DN (Commerce Bank N.A.
    LOC) (VMIG-1)
    2.73%(b)                                           11/07/05    2,500      2,500,000
                                                                           ------------
                                                                            407,215,989
                                                                           ------------
Puerto Rico - 2.2%
  Commonwealth of Puerto Rico Highway &
    Transportation Authority RB (Merrill Lynch
    P-Float Trust Receipts) Series 2002 PT-1052 DN
    (Merrill Lynch & Co. Guaranty, Merrill Lynch
    Capital Services SBPA) (A-1)
    2.73%(b)(c)                                        11/07/05    4,100      4,100,000
  Puerto Rico Public Financing Corp. RB Series
    2004 DN (Citibank Liquidity Facility) (A-1+)
    2.71%(b)                                           11/07/05    5,145      5,145,000
                                                                           ------------
                                                                              9,245,000
                                                                           ------------
TOTAL INVESTMENTS IN SECURITIES -  99.6%
  (Cost $416,460,989(a))                                                    416,460,989
OTHER ASSETS IN EXCESS OF
  LIABILITIES - 0.4%                                                          1,834,903
                                                                           ------------
NET ASSETS -  100.0%
  (Equivalent to $1.00 per share
  based on 271,321,103
  Institutional Shares, 5,513,032
  Dollar Shares, 3,584,965 Cash
  Management Shares, 16,391,826
  Administration Shares, 3,829,848
  Bear Stearns Shares, 2,161 Bear
  Stearns Premier Choice Shares,
  111,722,251 Bear Stearns Private
  Client Shares and 5,773,602 Bear
  Stearns Premier Shares
  outstanding)                                                             $418,295,892
                                                                           ============

                                      Value
                                      -----
NET ASSET VALUE, OFFERING AND
  REDEMPTION PRICE PER
  INSTITUTIONAL SHARE
  ($271,454,460/271,321,103)          $1.00
                                      =====
NET ASSET VALUE, OFFERING AND
  REDEMPTION PRICE PER
  DOLLAR SHARE
      ($5,515,233/5,513,032)          $1.00
                                      =====
NET ASSET VALUE, OFFERING AND
  REDEMPTION PRICE PER
  CASH MANAGEMENT SHARE
      ($3,585,380/3,584,965)          $1.00
                                      =====
NET ASSET VALUE, OFFERING AND
  REDEMPTION PRICE PER
  ADMINISTRATION SHARE
    ($16,394,472/16,391,826)          $1.00
                                      =====
NET ASSET VALUE, OFFERING AND
  REDEMPTION PRICE PER
  BEAR STEARNS SHARE
      ($3,830,919/3,829,848)          $1.00
                                      =====
NET ASSET VALUE, OFFERING AND
  REDEMPTION PRICE PER
  BEAR STEARNS PREMIER CHOICE SHARE
              ($2,167/2,161)          $1.00
                                      =====
NET ASSET VALUE, OFFERING AND
  REDEMPTION PRICE PER
  BEAR STEARNS PRIVATE CLIENT SHARE
  ($111,738,798/111,722,251)          $1.00
                                      =====
NET ASSET VALUE, OFFERING AND
  REDEMPTION PRICE PER
  BEAR STEARNS PREMIER SHARE
      ($5,774,463/5,773,602)          $1.00
                                      =====

----------
(a)  Aggregate cost for Federal income tax purposes.
(b)  Rates shown are the rates as of October 31, 2005 and maturities shown are the next interest readjustment date or the date the principal owed can be recovered through demand.
(c)  Security exempt from registration under Rule 144A of the Securities Act of
     1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional investors. As of October
     31, 2005, the Fund held 3.8% of its net assets, with a current market value of $15,700,000, in securities restricted as to resale.

See accompanying notes to financial statements.

                                                                              61

                                 BlackRock Funds

              Key to Investment Abbreviations for all Statements of
                     Net Assets and Schedule of Investments

--------------------------------------------------------------------------------
AMBAC   American Municipal Bond Assurance Corp.
AMT     Alternative Minimum Tax
BAN     Bond Anticipation Note
CDC     CDC Funding Group
COP     Certificates of Participation
DN      Demand Note (Variable Rate)
FGIC    Financial Guaranty Insurance Company
FSA     Financial Security Assurance
GO      General Obligation
IDA     Industrial Development Authority
IDRB    Industrial Development Revenue Bond
LOC     Letter of Credit
MB      Municipal Bond
MBIA    Municipal Bond Insurance Association
PCRB    Pollution Control Revenue Bond
RAN     Revenue Anticipation Note
RB      Revenue Bond
ROC     Reset Option Certificate
SBPA    Stand-by Bond Purchase Agreement
TAN     Tax Anticipation Note
TECP    Tax Exempt Commercial Paper
TOC     Tender Option Certificate
TRAN    Tax and Revenue Anticipation Note
--------------------------------------------------------------------------------

The Fitch Investors Service, Moody's Investors Service, Inc. and Standard &
Poor's Ratings Service ratings of the Investments in the various Portfolios are believed to be the most recent ratings available at October 31, 2005. The ratings have not been audited by the Independent Registered Public Accounting
Firm and, therefore, are not covered by the Report of the Independent Registered
Public Accounting Firm.

62

                            BlackRock Liquidity Funds

                             STATEMENT OF OPERATIONS

For the Year Ended October 31, 2005

                                                         TempFund       TempCash       FedFund
                                                       ------------   ------------   -----------
Investment Income:
 Interest income ...................................   $835,445,998   $310,870,585   $79,171,713
                                                       ------------   ------------   -----------
Expenses:
 Investment advisory fee ...........................     22,923,908     10,739,793     3,051,874
 Administration fee ................................     29,534,155     11,674,874     4,093,218
 Custodian fee .....................................      1,755,697        718,761       164,628
 Transfer agent fee ................................      1,827,423        542,867       200,494
 Shareholder servicing fees - class
   specific ........................................     18,585,918      1,432,186     1,962,917
 Distribution fees - class specific ................      4,128,336              7       648,164
 Legal fees ........................................        424,669        170,199        39,537
 Audit fees ........................................         69,577         39,251        21,763
 Printing ..........................................         74,401         26,600        13,136
 Registration fees and expenses ....................        633,798        326,016       155,654
 Trustees' fees and expenses .......................        274,982         96,401        24,619
 Other .............................................        532,825        204,163        98,721
                                                       ------------   ------------   -----------
Total expenses .....................................     80,765,689     25,971,118    10,474,725
                                                       ------------   ------------   -----------
Less investment advisory and adminis-
 tration fees waived ...............................     (7,508,238)    (6,176,787)   (2,506,571)
Less distribution fees waived - class
 specific ..........................................     (2,566,900)            (7)     (527,250)
Less shareholder servicing fees waived -
 class specific ....................................       (666,148)            (2)     (169,806)
Less custody fees paid indirectly (Note C) .........             --             --        (5,718)
                                                       ------------   ------------   -----------
Net expenses .......................................     70,024,403     19,794,322     7,265,380
                                                       ------------   ------------   -----------
Net investment income ..............................    765,421,595    291,076,263    71,906,333
 Net realized gain (loss) from investment
   transactions ....................................     (3,955,645)    (2,941,546)      (12,054)
                                                       ------------   ------------   -----------
 Net increase in net assets resulting from
   operations ......................................   $761,465,950   $288,134,717   $71,894,279
                                                       ============   ============   ===========

See accompanying notes to financial statements.

                                                                              63

                            BlackRock Liquidity Funds

               Federal Trust   Treasury Trust                                California    New York
   T-Fund          Fund             Fund          MuniFund      MuniCash     Money Fund   Money Fund
------------   -------------   --------------   -----------   -----------   -----------   ----------
$102,286,365     $2,998,720      $33,945,345    $62,239,144   $51,992,176   $13,743,216   $8,552,657
------------     ----------      -----------    -----------   -----------   -----------   ----------
   4,066,086        117,934        1,485,810      4,233,003     3,644,602     1,241,161      780,519
   5,070,052        181,163        2,200,655      4,233,003     3,644,602     1,086,016      682,955
     221,199          8,967           86,046        195,922       180,960        37,147       23,608
     265,886         20,496          122,147        214,279       147,471        68,179       49,790
   2,440,907         21,745          885,395      1,865,456       180,757       609,598      533,567
          --             --               --        582,062             7       375,792      341,445
      53,187          1,478           19,495         41,467        35,741         8,078       12,220
      22,001         16,218           17,427         29,650        29,105        18,978       20,623
      10,227            256            3,466          7,888         6,655         1,771        1,079
      66,168         33,280           36,865        168,907        70,304        51,399       31,403
      33,300             --           12,720         26,536        23,250         1,881        3,095
     117,712         13,503           49,635         94,904        65,203        18,877       14,258
------------     ----------      -----------    -----------   -----------   -----------   ----------
  12,366,725        415,040        4,919,661     11,693,077     8,028,657     3,518,877    2,494,562
------------     ----------      -----------    -----------   -----------   -----------   ----------
  (2,787,970)      (185,792)      (1,430,736)    (3,650,198)   (3,220,270)   (1,292,334)    (839,032)
          --             --               --       (460,925)           (7)     (325,207)    (327,494)
          --             --               --       (131,072)           (4)      (61,631)     (56,693)
     (74,551)           (24)              --       (145,508)     (125,624)      (21,723)      (7,857)
------------     ----------      -----------    -----------   -----------   -----------   ----------
   9,504,204        229,224        3,488,925      7,305,374     4,682,752     1,817,982    1,263,486
------------     ----------      -----------    -----------   -----------   -----------   ----------
  92,782,161      2,769,496       30,456,420     54,933,770    47,309,424    11,925,234    7,289,171
     (91,112)            62          (88,018)        (1,993)     (193,105)       21,829       63,676
------------     ----------      -----------    -----------   -----------   -----------   ----------
$ 92,691,049     $2,769,558      $30,368,402    $54,931,777   $47,116,319   $11,947,063   $7,352,847
============     ==========      ===========    ===========   ===========   ===========   ==========

64

                            BlackRock Liquidity Funds

                       STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 TempFund
                                                                   -----------------------------------
                                                                      Year Ended         Year Ended
                                                                   October 31, 2005   October 31, 2004
                                                                   ----------------   ----------------
Increase (decrease) in net assets:
 Operations:
  Net investment income ........................................    $   765,421,595    $   265,474,761
  Net gain (loss) on investments ...............................         (3,955,645)          (334,198)
                                                                    ---------------    ---------------
  Net increase in net assets resulting from operations .........        761,465,950        265,140,563
                                                                    ---------------    ---------------
Distributions to shareholders from:
 Net investment income:
  Institutional Shares .........................................       (594,608,980)      (227,365,103)
  Dollar Shares ................................................       (100,612,236)       (29,669,002)
  Cash Management Shares .......................................         (5,497,777)        (1,213,382)
  Cash Reserve Shares ..........................................             (9,407)            (8,668)
  Administration Shares ........................................        (33,232,238)        (5,900,458)
  Bear Stearns Shares ..........................................         (9,864,345)          (535,559)
  Bear Stearns Premier Choice Shares ...........................            (65,038)                --
  Bear Stearns Private Client Shares ...........................        (17,615,458)          (782,589)
  Bear Stearns Premier Shares ..................................         (3,916,116)                --
                                                                    ---------------    ---------------
   Total distributions from net investment income ..............       (765,421,595)      (265,474,761)
                                                                    ---------------    ---------------
  Capital share transactions ...................................      5,063,639,702     (1,148,622,411)
                                                                    ---------------    ---------------
   Total increase (decrease) in net assts ......................      5,059,684,057     (1,148,956,609)
Net assets:
  Beginning of period ..........................................     22,979,848,795     24,128,805,404
                                                                    ---------------    ---------------
  End of period ................................................    $28,039,532,852    $22,979,848,795
                                                                    ===============    ===============
  End of period undistributed net investment income ............    $            --    $            --

                                                                                 TempCash
                                                                   -----------------------------------
                                                                      Year Ended         Year Ended
                                                                   October 31, 2005   October 31, 2004
                                                                   ----------------   ----------------
Increase (decrease) in net assets:
 Operations:
  Net investment income ........................................    $   291,076,263    $   118,909,583
  Net gain (loss) on investments ...............................         (2,941,546)           (78,365)
                                                                    ---------------    ---------------
  Net increase in net assets resulting from operations .........        288,134,717        118,831,218
                                                                    ---------------    ---------------
Distributions to shareholders from:
 Net investment income:
  Institutional Shares .........................................       (276,408,719)      (114,832,728)
  Dollar Shares ................................................        (14,667,437)        (4,067,601)
  Cash Management Shares .......................................                 --                 --
  Cash Reserve Shares ..........................................                 --                 --
  Administration Shares ........................................                 --             (9,227)
  Bear Stearns Shares ..........................................                 --                 --
  Bear Stearns Premier Choice Shares ...........................                (54)               (15)
  Bear Stearns Private Client Shares ...........................                 --                 --
  Bear Stearns Premier Shares ..................................                (53)               (12)
                                                                    ---------------    ---------------
   Total distributions from net investment income ..............       (291,076,263)      (118,909,583)
                                                                    ---------------    ---------------
  Capital share transactions ...................................      3,794,268,757     (3,244,861,130)
                                                                    ---------------    ---------------
   Total increase (decrease) in net assts ......................      3,791,327,211     (3,244,939,495)
Net assets:
  Beginning of period ..........................................      8,381,536,560     11,626,476,055
                                                                    ---------------    ---------------
  End of period ................................................    $12,172,863,771    $ 8,381,536,560
                                                                    ===============    ===============
  End of period undistributed net investment income ............    $            --    $            --

See accompanying notes to financial statements.

                                                                              65

                            BlackRock Liquidity Funds

              FedFund                                T-Fund                         Federal Trust Fund
-----------------------------------   -----------------------------------   -----------------------------------
   Year Ended         Year Ended         Year Ended         Year Ended         Year Ended         Year Ended
October 31, 2005   October 31, 2004   October 31, 2005   October 31, 2004   October 31, 2005   October 31, 2004
----------------   ----------------   ----------------   ----------------   ----------------   ----------------
 $   71,906,333     $   25,233,866     $   92,782,161     $   29,281,477      $  2,769,496       $   1,364,763
        (12,054)             9,583            (91,112)            67,274                62              24,395
 --------------     --------------     --------------     --------------      ------------       -------------
     71,894,279         25,243,449         92,691,049         29,348,751         2,769,558           1,389,158
 --------------     --------------     --------------     --------------      ------------       -------------

    (56,845,159)       (21,935,118)       (71,672,291)       (23,618,179)       (2,548,160)         (1,310,824)
     (9,224,103)        (3,018,104)       (18,381,675)        (5,237,725)         (221,336)            (53,939)
             --                 --         (2,436,951)          (423,644)               --                  --
        (96,410)           (71,514)                --                 --                --                  --
       (592,542)                --           (291,244)            (1,929)               --                  --
       (714,543)           (48,920)                --                 --                --                  --
            (53)               (12)                --                 --                --                  --
     (3,691,614)          (160,187)                --                 --                --                  --
       (750,210)               (11)                --                 --                --                  --
 --------------     --------------     --------------     --------------      ------------       -------------
    (71,914,634)       (25,233,866)       (92,782,161)       (29,281,477)       (2,769,496)         (1,364,763)
 --------------     --------------     --------------     --------------      ------------       -------------
    805,358,063       (274,674,705)      (158,738,084)       866,768,706        32,876,700        (101,294,792)
 --------------     --------------     --------------     --------------      ------------       -------------
    805,337,708       (274,665,122)      (158,829,196)       866,835,980        32,876,762        (101,270,397)

  2,307,395,822      2,582,060,944      3,991,884,557      3,125,048,577        96,721,836         197,992,233
 --------------     --------------     --------------     --------------      ------------       -------------
 $3,112,733,530     $2,307,395,822     $3,833,055,361     $3,991,884,557      $129,598,598       $  96,721,836
 ==============     ==============     ==============     ==============      ============       =============
 $           --     $           --     $           --     $           --      $         --       $          --

66

                           BlackRock Liquidity Funds

                STATEMENTS OF CHANGES IN NET ASSETS (Continued)

                                                                     Treasury Trust Fund                      MuniFund
                                                             ----------------------------------  ----------------------------------
                                                                Year Ended        Year Ended        Year Ended        Year Ended
                                                             October 31, 2005  October 31, 2004  October 31, 2005  October 31, 2004
                                                             ----------------  ----------------  ----------------  ----------------
Increase (decrease) in net assets:
 Operations:
  Net investment income ...................................   $   30,456,420    $   12,174,517    $   54,933,770    $   18,552,850
  Net gain (loss) on investments ..........................          (88,018)           44,558            (1,993)          (69,713)
                                                              --------------    --------------    --------------    --------------
  Net increase in net assets resulting from operations ....       30,368,402        12,219,075        54,931,777        18,483,137
                                                              --------------    --------------    --------------    --------------
Distributions to shareholders from:
 Net investment income:
  Institutional Shares ....................................      (21,191,366)       (9,457,367)      (39,983,333)      (16,076,076)
  Dollar Shares ...........................................       (5,612,248)       (2,108,080)       (1,240,562)         (450,003)
  Cash Management Shares ..................................         (212,404)          (21,801)         (480,285)         (101,852)
  Administration Shares ...................................       (3,440,402)         (587,269)       (9,836,529)       (1,763,263)
  Bear Stearns Shares .....................................               --                --          (399,042)          (52,593)
  Bear Stearns Premier Choice Shares ......................               --                --               (24)               --
  Bear Stearns Private Client Shares ......................               --                --        (1,897,394)         (109,063)
  Bear Stearns Premier Shares .............................               --                --        (1,079,649)               --
                                                              --------------    --------------    --------------    --------------
   Total distributions from net investment income .........      (30,456,420)      (12,174,517)      (54,916,818)      (18,552,850)
                                                              --------------    --------------    --------------    --------------
  Capital share transactions ..............................      (78,252,083)     (411,892,790)      652,158,726       817,344,855
                                                              --------------    --------------    --------------    --------------
   Total increase (decrease) in net assts .................      (78,340,101)     (411,848,232)      652,173,685       817,275,142
Net assets:
  Beginning of period .....................................    1,267,859,089     1,679,707,321     2,432,768,937     1,615,493,795
                                                              --------------    --------------    --------------    --------------
  End of period ...........................................   $1,189,518,988    $1,267,859,089    $3,084,942,622    $2,432,768,937
                                                              ==============    ==============    ==============    ==============
  End of period undistributed net investment income .......   $           --    $           --    $           --    $        2,304

See accompanying notes to financial statements.

                                                                              67

                            BlackRock Liquidity Funds

               MuniCash                        California Money Fund                  New York Money Fund
-------------------------------------   -----------------------------------   -----------------------------------
   Year Ended          Year Ended          Year Ended         Year Ended         Year Ended         Year Ended
October 31, 2005    October 31, 2004    October 31, 2005   October 31, 2004   October 31, 2005   October 31, 2004
-----------------   -----------------   ----------------   ----------------   ----------------   ----------------
 $   47,309,424       $   23,675,415      $ 11,925,234       $  4,327,555       $  7,289,171       $  2,938,700
       (193,105)             (74,262)           21,829             33,998             63,676            106,067
 --------------       --------------      ------------       ------------       ------------       ------------
     47,116,319           23,601,153        11,947,063          4,361,553          7,352,847          3,044,767
 --------------       --------------      ------------       ------------       ------------       ------------

    (45,992,394)         (23,015,244)       (9,675,092)        (4,203,209)        (5,286,582)        (2,684,685)
     (1,299,056)            (660,152)         (405,748)           (17,574)           (86,882)           (37,748)
             --                   --            (3,100)              (728)           (18,131)                --
             --                   --           (64,139)            (5,510)          (318,881)           (79,480)
             --                   --          (183,547)           (25,383)           (53,872)           (27,416)
            (39)                 (11)              (37)               (10)               (37)                (9)
             --                   --        (1,482,500)           (75,132)        (1,461,521)          (109,353)
            (34)                  (8)         (110,142)                (9)           (63,265)                (9)
 --------------       --------------      ------------       ------------       ------------       ------------
    (47,291,523)         (23,675,415)      (11,924,305)        (4,327,555)        (7,289,171)        (2,938,700)
 --------------       --------------      ------------       ------------       ------------       ------------
   (154,567,957)         250,878,180       281,424,957        (14,025,066)       101,579,055        (55,281,003)
 --------------       --------------      ------------       ------------       ------------       ------------
   (154,743,161)         250,803,918       281,447,715        (13,991,068)       101,642,731        (55,174,936)
  2,395,509,881        2,144,705,963       501,431,447        515,422,515        316,653,161        371,828,097
 --------------       --------------      ------------       ------------       ------------       ------------
 $2,240,766,720       $2,395,509,881      $782,879,162       $501,431,447       $418,295,892       $316,653,161
 ==============       ==============      ============       ============       ============       ============
 $           --       $           --      $         --       $         --       $         --       $         --

68

                            BlackRock Liquidity Funds

                              FINANCIAL HIGHLIGHTS
                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                              Dividends to      Net
                                     Net Asset                Shareholders     Asset
                                       Value         Net        From Net       Value
                                     Beginning   Investment    investment     End Of
                                     of Period     Income        income       Period
------------------------------------------------------------------------------------
TempFund
Institutional Shares
10/31/05                               $1.00       $0.0276      $(0.0276)      $1.00
10/31/04                                1.00        0.0109       (0.0109)       1.00
10/31/03/13/                            1.00        0.0113       (0.0113)       1.00
10/31/02/13/                            1.00        0.0186       (0.0186)       1.00
10/31/01/13/                            1.00        0.0477       (0.0477)       1.00
Dollar Shares
10/31/05                               $1.00       $0.0252      $(0.0252)      $1.00
10/31/04                                1.00        0.0084       (0.0084)       1.00
10/31/03/13/                            1.00        0.0088       (0.0088)       1.00
10/31/02/13/                            1.00        0.0161       (0.0161)       1.00
10/31/01/13/                            1.00        0.0452       (0.0452)       1.00
Cash Management Shares
10/31/05                               $1.00       $0.0227      $(0.0227)      $1.00
10/31/04                                1.00        0.0059       (0.0059)       1.00
10/31/03/13/                            1.00        0.0063       (0.0063)       1.00
10/31/02/13/                            1.00        0.0136       (0.0136)       1.00
10/31/01/13/                            1.00        0.0427       (0.0427)       1.00
Cash Reserve Shares/7/
10/04/05 through 10/31/05              $1.00       $0.0025      $(0.0025)      $1.00
11/01/03 through 12/15/03               1.00        0.0007       (0.0007)       1.00
10/31/03/13/                            1.00        0.0067       (0.0067)       1.00
10/31/02/13/                            1.00        0.0146       (0.0146)       1.00
10/31/01/13/                            1.00        0.0437       (0.0437)       1.00
Administration Shares
10/31/05                               $1.00       $0.0267      $(0.0267)      $1.00
10/31/04                                1.00        0.0099       (0.0099)       1.00
10/31/03/13/                            1.00        0.0103       (0.0103)       1.00
04/04/02/1/ through 10/31/02/13/        1.00        0.0095       (0.0095)       1.00
Bear Stearns Shares
10/31/05                               $1.00       $0.0195      $(0.0195)      $1.00
10/31/04                                1.00        0.0032       (0.0032)       1.00
10/31/03/13/                            1.00        0.0034       (0.0034)       1.00
05/20/02/1/ through 10/31/02/13/        1.00        0.0041       (0.0041)       1.00
Bear Stearns Premier Choice Shares
04/25/05/1/ through 10/31/05           $1.00       $0.0154      $(0.0154)      $1.00
Bear Stearns Private Client Shares
10/31/05                               $1.00       $0.0235      $(0.0235)      $1.00
03/26/04/1/ through 10/31/04            1.00        0.0048       (0.0048)       1.00
Bear Stearns Premier Shares
03/02/05/1/ through 10/31/05           $1.00       $0.0179      $(0.0179)      $1.00

See accompanying notes to financial statements.

                                                                              69

                           BlackRock Liquidity Funds

                                                               Ratio of
                                              Ratio of       Expenses to   Ratio of Net
                              Ratio of       Expenses to       Average      Investment
                            Expenses to     Average Daily     Daily Net     Income to
              Net Assets      Average        Net Assets        Assets        Average
  Total         End of       Daily Net       (including      (excluding     Daily Net
Return/11/   Period (000)      Assets     custody credits)     waivers)       Assets
---------------------------------------------------------------------------------------
   2.80%      $20,229,031       0.18%           0.18%           0.21%         2.78%
   1.09        17,452,337       0.18            0.18            0.21          1.09
   1.14        20,081,053       0.18            0.18            0.20          1.15
   1.88        19,871,753       0.18            0.18            0.18          1.88
   4.87        26,150,330       0.18            0.18            0.20          4.62

   2.54%      $ 4,212,168       0.43%           0.43%           0.46%         2.57%
   0.84         3,665,117       0.43            0.43            0.46          0.83
   0.89         3,818,036       0.43            0.43            0.45          0.90
   1.62         4,309,354       0.43            0.43            0.43          1.63
   4.61         5,677,232       0.43            0.43            0.45          4.32

   2.29%      $   282,475       0.68%           0.68%           0.71%         2.38%
   0.59           192,325       0.68            0.68            0.71          0.58
   0.63           147,693       0.68            0.68            0.70          0.57
   1.37            65,140       0.68            0.68            0.68          1.34
   4.35            58,043       0.68            0.68            0.70          3.93

   0.24%      $     3,723       0.58%/2/        0.58%/2/        0.62%/2/      3.34%
   0.07                --       0.58/2/         0.58/2/         0.60/2/       0.54/2/
   0.76/2/          6,622       0.58/2/         0.58/2/         0.60/2/       0.94/2/
   1.47           178,398       0.58            0.58            0.58          1.47
   4.46           208,114       0.58            0.58            0.60          4.42

   2.70%      $ 1,261,354       0.28%           0.28%           0.31%         2.71%
   0.99         1,200,346       0.28            0.28            0.31          1.25
   1.04               330       0.28            0.28            0.30          1.00
   1.66/2/            124       0.28/2/         0.28/2/         0.29/2/       1.62/2/

   1.96%      $   706,592       1.00%           1.00%           1.03%         2.25%
   0.32           189,266       0.95            0.95            1.03          0.34
   0.34            75,071       0.96            0.96            1.02          0.30
   0.91/2/         22,717       1.00/2/         1.00/2/         1.01/2/       0.88/2/

   1.55%      $     3,619       0.45%/2/        0.45%/2/        0.72%/2/      3.09%/2/

   2.37%      $ 1,018,935       0.60%           0.60%           1.06%         2.57%
   0.48           280,458       0.58/2/         0.58/2/         1.05/2/       0.96/2/

   1.80%      $   321,636       0.60%/2/        0.60%/2/        0.81%/2/      2.93%/2/

70

                           BlackRock Liquidity Funds

                        FINANCIAL HIGHLIGHTS (Continued)
                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                              Dividends to    Net
                                     Net Asset                Shareholders   Asset
                                       Value         Net        from Net     Value
                                     Beginning   Investment    investment    End of
                                     of Period     Income        income      Period
-----------------------------------------------------------------------------------
TempCash
Institutional Shares
10/31/05                               $1.00       $0.0278      $(0.0278)     $1.00
10/31/04                                1.00        0.0112       (0.0112)      1.00
10/31/03/13/                            1.00        0.0118       (0.0118)      1.00
10/31/02/13/                            1.00        0.0193       (0.0193)      1.00
10/31/01/13/                            1.00        0.0483       (0.0483)      1.00
Dollar Shares
10/31/05                               $1.00       $0.0253      $(0.0253)     $1.00
10/31/04                                1.00        0.0087       (0.0087)      1.00
10/31/03/13/                            1.00        0.0093       (0.0093)      1.00
10/31/02/13/                            1.00        0.0168       (0.0168)      1.00
10/31/01/13/                            1.00        0.0458       (0.0458)      1.00
Bear Stearns Premier Choice Shares
10/31/05                               $1.00       $0.0251      $(0.0251)     $1.00
03/26/04/1/ through 10/31/04            1.00        0.0056       (0.0056)      1.00
Bear Stearns Premier Shares
10/31/05                               $1.00       $0.0234      $(0.0234)     $1.00
03/26/04/1/ through 10/31/04            1.00        0.0041       (0.0041)      1.00

FedFund
Institutional Shares
10/31/05                               $1.00       $0.0269      $(0.0269)     $1.00
10/31/04                                1.00        0.0105       (0.0105)      1.00
10/31/03/13/                            1.00        0.0110       (0.0110)      1.00
10/31/02/13/                            1.00        0.0183       (0.0183)      1.00
10/31/01/13/                            1.00        0.0469       (0.0469)      1.00
Dollar Shares
10/31/05                               $1.00       $0.0244      $(0.0244)     $1.00
10/31/04                                1.00        0.0080       (0.0080)      1.00
10/31/03/13/                            1.00        0.0085       (0.0085)      1.00
10/31/02/13/                            1.00        0.0158       (0.0158)      1.00
10/31/01/13/                            1.00        0.0444       (0.0444)      1.00
Cash Reserve Shares
10/31/05                               $1.00       $0.0229      $(0.0229)     $1.00
10/31/04                                1.00        0.0065       (0.0065)      1.00
04/01/03/1/ through 10/31/03/13/        1.00        0.0034       (0.0034)      1.00
Administration Shares/12/
11/10/04/1/ through 10/31/05           $1.00       $0.0110      $(0.0110)     $1.00
Bear Stearns Shares
10/31/05                               $1.00       $0.0189      $(0.0189)     $1.00
10/31/04                                1.00        0.0031       (0.0031)      1.00
10/31/03/13/                            1.00        0.0033       (0.0033)      1.00
05/20/02/1/ through 10/31/02/13/        1.00        0.0040       (0.0040)      1.00
Bear Stearns Premier Choice Shares
10/31/05                               $1.00       $0.0244      $(0.0244)     $1.00
03/26/04/1/ through 10/31/04/13/        1.00        0.0054       (0.0054)      1.00
Bear Stearns Private Client Shares
10/31/05                               $1.00       $0.0229      $(0.0229)     $1.00
03/26/04/1/ through 10/31/04            1.00        0.0045       (0.0045)      1.00
Bear Stearns Premier Shares
10/31/05                               $1.00       $0.0227      $(0.0227)     $1.00
03/26/04/1/ through 10/31/04            1.00        0.0038       (0.0038)      1.00

See accompanying notes to financial statements.

                                                                              71

                            BlackRock Liquidity Funds

                                                               Ratio of
                                              Ratio of       Expenses to   Ratio of Net
                              Ratio of       Expenses to       Average      Investment
                            Expenses to     Average Daily     Daily Net     Income to
              Net Assets      Average        Net Assets         Assets       Average
  Total         End of       Daily Net       (Including       (Excluding    Daily Net
Return/11/   Period (000)      Assets     Custody Credits)     Waivers)       Assets
---------------------------------------------------------------------------------------
   2.82%      $11,576,987      0.18%           0.18%            0.24%         2.88%
   1.13         7,850,023      0.18            0.18             0.23          1.11
   1.18        11,193,249      0.18            0.18             0.23          1.18
   1.95         7,195,494      0.18            0.18             0.24          1.92
   4.93         4,923,190      0.18            0.18             0.29          4.76

   2.56%      $   595,873      0.43%           0.43%            0.49%         2.63%
   0.88           531,509      0.43            0.43             0.49          0.87
   0.93           433,227      0.43            0.43             0.48          0.94
   1.70           402,137      0.43            0.43             0.50          1.71
   4.67           447,082      0.43            0.43             0.54          4.56

   2.54%      $         2      0.45%           0.45%            0.80%         2.57%
   0.56                 2      0.45/2/         0.45/2/          0.50/2/       1.15/2/

   2.37%      $         2      0.60%           0.60%            1.09%         2.12%
   0.41                 2      0.70/2/         0.70/2/          0.75/2/       0.81/2/

   2.73%      $ 2,320,001      0.20%           0.20%            0.29%         2.73%
   1.05         1,883,220      0.20            0.20             0.29          1.04
   1.10         2,163,336      0.20            0.20             0.28          1.10
   1.85         1,955,108      0.20            0.20             0.26          1.82
   4.79         1,684,597      0.20            0.20             0.27          4.61

   2.47%      $   372,460      0.45%           0.45%            0.54%         2.49%
   0.80           345,479      0.45            0.45             0.54          0.79
   0.85           397,344      0.45            0.45             0.53          0.87
   1.60           635,685      0.45            0.45             0.50          1.61
   4.53           814,186      0.45            0.45             0.52          4.18

   2.32%      $     1,547      0.60%           0.60%            0.70%         1.94%
   0.65             9,276      0.60            0.60             0.69          0.62
   0.59/2/         13,492      0.60/2/         0.60/2/          0.69/2/       0.58/2/

   1.10%      $    43,480      0.30%/2/        0.30%/2/         0.39%/2/      2.63%/2/

   1.91%      $    47,205      1.00%           1.00%            1.09%         2.14%
   0.31            18,837      0.95            0.95             1.09          0.36
   0.33             7,889      0.95            0.95             1.08          0.30
   0.89/2/          2,728      1.00/2/         1.00/2/          1.08/2/       0.87/2/

   2.47%      $         2      0.45%           0.45%            0.87%         2.48%
   0.54                 2      0.45/2/         0.45/2/          0.54/2/       0.92/2/

   2.32%      $   241,913      0.60%           0.60%            1.14%         2.59%
   0.45            50,579      0.58/2/         0.58/2/          0.80/2/       0.92/2/

   2.30%      $    86,126      0.60%           0.60%            0.89%         2.84%
   0.38                 2      0.70/2/         0.70/2/          0.79/2/       0.60/2/

72

                            BlackRock Liquidity Funds

                        FINANCIAL HIGHLIGHTS (Continued)
                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                           Dividends to     Net
                                  Net Asset                Shareholders    Asset
                                    Value         Net        From Net     Value,
                                  Beginning   Investment    Investment    End of
                                  of Period     Income        Income      Period
--------------------------------------------------------------------------------
T-Fund
Institutional Shares
10/31/05                            $1.00       $0.0260      $(0.0260)     $1.00
10/31/04                             1.00        0.0098       (0.0098)      1.00
10/31/03/13/                         1.00        0.0106       (0.0106)      1.00
10/31/02/13/                         1.00        0.0179       (0.0179)      1.00
10/31/01/13/                         1.00        0.0454       (0.0454)      1.00
Dollar Shares
10/31/05                            $1.00       $0.0235      $(0.0235)     $1.00
10/31/04                             1.00        0.0073       (0.0073)      1.00
10/31/03/13/                         1.00        0.0081       (0.0081)      1.00
10/31/02/13/                         1.00        0.0154       (0.0154)      1.00
10/31/01/13/                         1.00        0.0429       (0.0429)      1.00
Cash Management Shares
10/31/05                            $1.00       $0.0210      $(0.0210)     $1.00
10/31/04                             1.00        0.0048       (0.0048)      1.00
10/31/03/13/                         1.00        0.0056       (0.0056)      1.00
10/31/02/13/                         1.00        0.0129       (0.0129)      1.00
10/31/01/13/                         1.00        0.0404       (0.0404)      1.00
Administration Shares
10/31/05                            $1.00       $0.0250      $(0.0250)     $1.00
10/31/04                             1.00        0.0088       (0.0088)      1.00
10/31/03/13/                         1.00        0.0096       (0.0096)      1.00
04/09/02 through 10/31/02/13/        1.00        0.0089       (0.0089)      1.00

Federal Trust Fund
Institutional Shares
10/31/05                            $1.00       $0.0263      $(0.0263)     $1.00
10/31/04                             1.00        0.0101       (0.0101)      1.00
10/31/03/13/                         1.00        0.0106       (0.0106)      1.00
10/31/02/13/                         1.00        0.0183       (0.0183)      1.00
10/31/01/13/                         1.00        0.0465       (0.0465)      1.00
Dollar Shares
10/31/05                            $1.00       $0.0238      $(0.0238)     $1.00
10/31/04                             1.00        0.0076       (0.0076)      1.00
10/31/03/13/                         1.00        0.0081       (0.0081)      1.00
10/31/02/13/                         1.00        0.0158       (0.0158)      1.00
10/31/01/13/                         1.00        0.0440       (0.0440)      1.00

See accompanying notes to financial statements.

                                                                              73

                            BlackRock Liquidity Funds

                                            Ratio of
                                          Expenses to     Ratio of
                                            Average     Expenses to   Ratio of Net
                              Ratio of     Daily Net      Average      Investment
                            Expenses to      Assets      Daily Net     Income to
              Net Assets,     Average      (including      Assets       Average
  Total         End of       Daily Net      custody      (excluding    Daily Net
Return/11/   Period (000)      Assets       credits)      waivers)       Assets
----------------------------------------------------------------------------------
   2.63%     $2,958,524        0.20%         0.20%         0.28%          2.66%
   0.99       2,438,998        0.20          0.20          0.28           0.98
   1.06       2,601,725        0.20          0.20          0.27           1.06
   1.80       2,831,278        0.20          0.20          0.25           1.79
   4.63       2,582,091        0.20          0.19          0.27           4.46

   2.37%     $  728,168        0.45%         0.45%         0.53%          2.43%
   0.74       1,481,069        0.45          0.45          0.53           0.73
   0.81         449,468        0.45          0.45          0.52           0.79
   1.55         448,592        0.45          0.45          0.50           1.54
   4.37         542,219        0.45          0.44          0.52           4.34

   2.12%     $  126,531        0.70%         0.70%         0.78%          2.21%
   0.48          71,616        0.70          0.70          0.78           0.49
   0.56          73,714        0.70          0.70          0.77           0.56
   1.29          79,717        0.70          0.70          0.76           1.27
   4.11          45,678        0.70          0.69          0.77           3.99

   2.53%     $   19,832        0.30%         0.30%         0.37%          2.98%
   0.89             201        0.30          0.30          0.39           0.90
   0.96             142        0.30          0.30          0.37           0.98
   1.58/2/      185,529        0.30/2/       0.30/2/       0.37/2/        1.55/2/

   2.67%     $  110,741        0.20%         0.20%         0.38%          2.68%
   1.02          88,886        0.20          0.20          0.35           0.97
   1.07         193,437        0.20          0.20          0.35           1.07
   1.84         194,335        0.20          0.20          0.30           1.84
   4.75         187,005        0.20          0.20          0.31           4.53

   2.41%     $   18,857        0.45%         0.45%         0.63%          2.55%
   0.77           7,835        0.45          0.45          0.60           0.80
   0.81           4,555        0.45          0.45          0.60           0.80
   1.59           4,675        0.44          0.44          0.53           1.64
   4.49          14,253        0.45          0.45          0.56           4.39

74

                            BlackRock Liquidity Funds

                        FINANCIAL HIGHLIGHTS (Continued)
                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                         Dividends to     Net
                                Net Asset                Shareholders    Asset
                                  Value         Net        From Net     Value,
                                Beginning   Investment    Investment    End of
                                of Period     Income        Income      Period
------------------------------------------------------------------------------
Treasury Trust Fund
Institutional Shares
10/31/05                          $1.00       $0.0244      $(0.0244)     $1.00
10/31/04                           1.00        0.0091       (0.0091)      1.00
10/31/03/13/                       1.00        0.0098       (0.0098)      1.00
10/31/02/13/                       1.00        0.0170       (0.0170)      1.00
10/31/01/13/                       1.00        0.0443       (0.0443)      1.00
Dollar Shares
10/31/05                          $1.00       $0.0219      $(0.0219)     $1.00
10/31/04                           1.00        0.0066       (0.0066)      1.00
10/31/03/13/                       1.00        0.0073       (0.0073)      1.00
10/31/02/13/                       1.00        0.0145       (0.0145)      1.00
10/31/01/13/                       1.00        0.0418       (0.0418)      1.00
Cash Management Shares/5/
11/17/04 through 10/31/05         $1.00       $0.0190      $(0.0190)     $1.00
11/01/03 through 06/20/04          1.00        0.0018       (0.0018)      1.00
12/03/02 through 10/31/03/13/      1.00        0.0021       (0.0021)      1.00
11/01/01 through 10/15/02/13/      1.00        0.0116       (0.0116)      1.00
12/11/00 through 10/31/01/13/      1.00        0.0331       (0.0331)      1.00
Administration Shares/9/
10/31/05                          $1.00       $0.0234      $(0.0234)     $1.00
05/25/04 through 10/31/04          1.00        0.0043       (0.0043)      1.00
11/02/02 through 10/31/03/13/      1.00        0.0083       (0.0083)      1.00
05/30/02 through 10/31/02/13/      1.00        0.0063       (0.0063)      1.00

See accompanying notes to financial statements.

                                                                              75

                            BlackRock Liquidity Funds

                                            Ratio of
                                          Expenses to     Ratio of
                                            Average     Expenses to   Ratio of Net
                              Ratio of     Daily Net      Average      Investment
                            Expenses to      Assets      Daily Net     Income to
              Net Assets,     Average      (including      Assets       Average
  Total         End of       Daily Net      custody      (excluding    Daily Net
Return/11/   Period (000)      Assets       credits)      waivers)       Assets
----------------------------------------------------------------------------------
   2.47%      $  806,381      0.20%         0.20%         0.31%         2.43%
   0.92          783,247      0.20          0.20          0.31          0.89
   0.99        1,401,853      0.20          0.20          0.30          0.97
   1.71        1,053,635      0.20          0.20          0.28          1.70
   4.52          766,758      0.19          0.19          0.27          4.48

   2.21%      $  206,999      0.45%         0.45%         0.56%         2.09%
   0.67          343,163      0.45          0.45          0.56          0.68
   0.74          270,930      0.45          0.45          0.56          0.75
   1.46          321,730      0.45          0.45          0.53          1.46
   4.26          379,989      0.44          0.44          0.52          4.17

   1.92%      $   21,929      0.70%/2/      0.70%/2/      0.81%/2/      1.58%/2/
   0.18               --      0.70/2/       0.70/2/       0.80/2/       0.27/2/
   0.39/2/         6,924      0.70/2/       0.70/2/       0.80/2/       0.48/2/
   1.16/2/            --      0.69/2/       0.69/2/       0.76/2/       1.22/2/
   3.78/2/         8,363      0.76/2/       0.76/2/       0.85/2/       4.42/2/

   2.37%      $  154,211      0.30%         0.30%         0.41%         2.36%
   0.44          141,449      0.30/2/       0.30/2/       0.40/2/       1.04/2/
   0.91/2/            --      0.30/2/       0.30/2/       0.42/2/       0.91/2/
   1.49/2/        33,255      0.30/2/       0.30/2/       0.42/2/       1.49/2/

76

                            BlackRock Liquidity Funds

                        FINANCIAL HIGHLIGHTS (Continued)
                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                              Dividends to    Net
                                     Net Asset                Shareholders    Asset
                                       Value         Net        From Net     Value,
                                     Beginning   Investment    Investment    End of
                                     of Period     Income        Income      Period
-----------------------------------------------------------------------------------
MuniFund

Institutional Shares
10/31/05                               $1.00       $0.0199      $(0.0199)     $1.00
10/31/04                                1.00        0.0095       (0.0095)      1.00
10/31/03/13/                            1.00        0.0096       (0.0096)      1.00
10/31/02/13/                            1.00        0.0142       (0.0142)      1.00
10/31/01/13/                            1.00        0.0302       (0.0302)      1.00
Dollar Shares
10/31/05                               $1.00       $0.0174      $(0.0174)     $1.00
10/31/04                                1.00        0.0070       (0.0070)      1.00
10/31/03/13/                            1.00        0.0071       (0.0071)      1.00
10/31/02/13/                            1.00        0.0117       (0.0117)      1.00
10/31/01/13/                            1.00        0.0277       (0.0277)      1.00
Cash Management Shares/4/
10/31/05                               $1.00       $0.0149      $(0.0149)     $1.00
10/31/04                                1.00        0.0045       (0.0045)      1.00
10/31/03/13/                            1.00        0.0040       (0.0040)      1.00
10/31/02/13/                            1.00        0.0085       (0.0085)      1.00
10/31/01/13/                            1.00        0.0252       (0.0252)      1.00
Cash Reserve Shares/8/
11/01/02 through 08/06/03/13/          $1.00       $0.0047      $(0.0047)     $1.00
10/31/02/13/                            1.00        0.0102       (0.0102)      1.00
10/31/01/13/                            1.00        0.0262       (0.0262)      1.00
08/04/02 through 10/31/00/13/           1.00        0.0090       (0.0090)      1.00
Administration Shares/10/
10/31/05                               $1.00       $0.0189      $(0.0189)     $1.00
05/17/04 through 10/31/04               1.00        0.0044       (0.0044)      1.00
11/01/02 through 10/06/03/13/           1.00        0.0081       (0.0081)      1.00
04/18/02/1/ through 10/31/02/13/        1.00        0.0069       (0.0069)      1.00
Bear Stearns Shares
10/31/05                               $1.00       $0.0119      $(0.0119)     $1.00
10/31/04                                1.00        0.0026       (0.0026)      1.00
10/31/03/13/                            1.00        0.0026       (0.0026)      1.00
05/20/02/1/ through 10/31/02/13/        1.00        0.0024       (0.0024)      1.00
Bear Stearns Premier Choice Shares
04/25/05/1/ through 10/31/05           $1.00       $0.0108      $(0.0108)     $1.00
Bear Stearns Private Client Shares
10/31/05                               $1.00       $0.0155      $(0.0155)     $1.00
03/26/04/1/ through 10/31/04            1.00        0.0033       (0.0033)      1.00
Bear Stearns Premier Shares
03/02/05/1/ through 10/31/05           $1.00       $0.0120      $(0.0120)     $1.00

See accompanying notes to financial statements.

                                                                              77

                            BlackRock Liquidity Funds

                                            Ratio of
                                          Expenses to     Ratio of
                                            Average     Expenses to   Ratio of Net
                              Ratio of     Daily Net      Average      Investment
                            Expenses to      Assets      Daily Net     Income to
              Net Assets,     Average      (Including      Assets       Average
  Total         End of       Daily Net      Custody      (Excluding    Daily Net
Return/11/   Period (000)      Assets       Credits)      Waivers)       Assets
----------------------------------------------------------------------------------
  2.01%       $2,135,257       0.20%         0.19%         0.33%         2.02%
  0.95         1,812,753       0.20          0.19          0.34          0.95
  0.96         1,549,951       0.20          0.19          0.35          0.93
  1.43         1,037,163       0.20          0.19          0.37          1.41
  3.06           688,837       0.20          0.19          0.39          3.02

  1.76%       $   84,763       0.45%         0.44%         0.58%         1.75%
  0.70            82,323       0.45          0.45          0.59          0.73
  0.71            37,749       0.45          0.44          0.60          0.74
  1.18            74,526       0.45          0.44          0.62          1.18
  2.81            70,990       0.45          0.44          0.64          2.66

  1.51%       $   35,774       0.70%         0.69%         0.83%         1.58%
  0.45            20,114       0.70          0.69          0.84          0.43
  0.45/2/         22,423       0.70/2/       0.69/2/       0.85/2/       0.40/2/
  0.91/2/         11,197       0.70/2/       0.69/2/       0.87/2/       0.90/2/
  2.55             4,763       0.70          0.69          0.89          2.39

  0.57%/2/    $       --       0.60%         0.59%         0.75%         0.63%
  1.03             8,626       0.60          0.59          0.77          1.03
  2.65            12,089       0.60          0.59          0.79          2.68
  3.74/2/         17,151       0.60/2/       0.59/2/       0.79/2/       3.69/2/

  1.91%       $  516,607       0.30%         0.29%         0.43%         1.90%
  0.44           437,590       0.30/2/       0.30/2/       0.43/2/       1.01/2/
  0.87/2/             --       0.30/2/       0.29/2/       0.45/2/       0.90/2/
  1.28/2/         13,051       0.30/2/       0.29/2/       0.47/2/       1.27/2/

  1.20%       $   24,225       1.00%         0.99%         1.13%         1.15%
  0.26            28,191       0.90          0.89          1.14          0.29
  0.26             5,371       0.88          0.87          1.15          0.25
  0.54/2/          6,215       1.00/2/       0.99/2/       1.16/2/       0.57/2/

  1.08%       $        2       0.45%/2/      0.44%/2/      0.58%/2/      1.75%/2/

  1.56%       $  161,860       0.63%         0.62%         1.18%         1.64%
  0.33            51,799       0.68/2/       0.68/2/       0.83/2/       0.67/2/

  1.21%       $  126,455       0.60%/2/      0.59%/2/      0.93%/2/      1.88%/2/

78

                            BlackRock Liquidity Funds

                        FINANCIAL HIGHLIGHTS (Continued)
                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                              Dividends to    Net
                                     Net Asset                Shareholders   Asset
                                       Value         Net        From Net     Value,
                                     Beginning   Investment    Investment    End of
                                     of Period     Income        Income      Period
-----------------------------------------------------------------------------------

MuniCash

Institutional Shares
10/31/05                               $1.00       $0.0206      $(0.0206)     $1.00
10/31/04                                1.00        0.0100       (0.0100)      1.00
10/31/03/13/                            1.00        0.0108       (0.0108)      1.00
10/31/02/13/                            1.00        0.0156       (0.0156)      1.00
10/31/01/13/                            1.00        0.0325       (0.0325)      1.00
Dollar Shares
10/31/05                               $1.00       $0.0181      $(0.0181)     $1.00
10/31/04                                1.00        0.0075       (0.0075)      1.00
10/31/03/13/                            1.00        0.0083       (0.0083)      1.00
10/31/02/13/                            1.00        0.0131       (0.0131)      1.00
10/31/01/13/                            1.00        0.0300       (0.0300)      1.00
Cash Management Shares/6/
11/01/01 through 10/15/02/13/          $1.00       $0.0101      $(0.0101)     $1.00
03/02/01/1/ through 10/31/01/13/        1.00        0.0163       (0.0163)      1.00
Bear Stearns Premier Choice Shares
10/31/05                               $1.00       $0.0181      $(0.0181)     $1.00
03/26/04/1/ through 10/31/04            1.00        0.0049       (0.0049)      1.00
Bear Stearns Premier Shares
10/31/05                               $1.00       $0.0157      $(0.0157)     $1.00
03/26/04/1/ through 10/31/04            1.00        0.0035       (0.0035)      1.00

See accompanying notes to financial statements.

                                                                              79

                            BlackRock Liquidity Funds

                                            Ratio of
                                          Expenses to     Ratio of
                                            Average     Expenses to   Ratio of Net
                              Ratio of     Daily Net      Average      Investment
                            Expenses to      Assets      Daily Net     Income to
              Net Assets,     Average      (including      Assets       Average
  Total         End of       Daily Net      custody      (excluding    Daily Net
Return/11/   Period (000)      Assets       credits)      waivers)       Assets
----------------------------------------------------------------------------------
 2.09%        $2,181,441      0.20%         0.19%         0.34%         2.04%
 1.01          2,315,927      0.20          0.19          0.33          1.01
 1.09          2,054,465      0.20          0.19          0.34          1.04
 1.57          1,257,237      0.20          0.19          0.36          1.55
 3.30            809,890      0.20          0.19          0.40          3.04

 1.83%        $   59,321      0.45%         0.44%         0.59%         1.79%
 0.76             79,579      0.45          0.44          0.58          0.75
 0.84             90,241      0.45          0.44          0.59          0.81
 1.32             58,991      0.45          0.44          0.61          1.30
 3.04             40,306      0.45          0.45          0.65          3.19
 1.01%/2/     $       --      0.70%/2/      0.69%/2/      0.87%/2/      1.07%/2/
 2.47/2/           5,118      0.69/2/       0.69/2/       0.89/2/       2.36/2/

 1.83%        $        2      0.45%         0.44%         0.85%       1.77%
 0.50                  2      0.45/2/       0.44/2/       0.58/2/       0.84/2/
 1.58%        $        2      0.62%         0.61%         0.85%       1.60%
 0.35                  2      0.70/2/       0.69/2/       0.83/2/       0.57/2/

80

                            BlackRock Liquidity Funds

                        FINANCIAL HIGHLIGHTS (Continued)
                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                              Dividends to    Net
                                     Net Asset                Shareholders   Asset
                                       Value         Net        From Net     Value,
                                     Beginning   Investment    Investment    End of
                                     of Period     Income        Income      Period
-----------------------------------------------------------------------------------
California Money Fund

Institutional Shares
10/31/05                               $1.00       $0.0197      $(0.0197)     $1.00
10/31/04                                1.00        0.0092       (0.0092)      1.00
10/31/03/13/                            1.00        0.0094       (0.0094)      1.00
10/31/02/13/                            1.00        0.0132       (0.0132)      1.00
10/31/01/13/                            1.00        0.0271       (0.0271)      1.00
Dollar Shares
10/31/05                               $1.00       $0.0172      $(0.0172)     $1.00
10/31/04                                1.00        0.0067       (0.0067)      1.00
10/31/03/13/                            1.00        0.0069       (0.0069)      1.00
10/31/02/13/                            1.00        0.0107       (0.0107)      1.00
10/31/01/13/                            1.00        0.0246       (0.0246)      1.00
Cash Management Shares
10/31/05                               $1.00       $0.0147      $(0.0147)     $1.00
10/31/04                                1.00        0.0042       (0.0042)      1.00
07/14/03/1/ through 10/31/03/13/        1.00        0.0008       (0.0008)      1.00
Administration Shares
10/31/05                               $1.00       $0.0187      $(0.0187)     $1.00
06/17/04/1/ through 10/31/04            1.00        0.0037       (0.0037)      1.00
Bear Stearns Shares
10/31/05                               $1.00       $0.0117      $(0.0117)     $1.00
10/31/04                                1.00        0.0025       (0.0025)      1.00
10/31/03/13/                            1.00        0.0025       (0.0025)      1.00
05/20/02/1/ through 10/31/02/13/        1.00        0.0022       (0.0022)      1.00
Bear Stearns Premier Choice Shares
10/31/05                               $1.00       $0.0172      $(0.0172)     $1.00
03/26/04/1/ through 10/31/04            1.00        0.0045       (0.0045)      1.00
Bear Stearns Private Client Shares
10/31/05                               $1.00       $0.0152      $(0.0152)     $1.00
03/26/04/1/ through 10/31/04            1.00        0.0030       (0.0030)      1.00
Bear Stearns Premier Shares
10/31/05                               $1.00       $0.0154      $(0.0154)     $1.00
03/26/04/1/ through 10/31/04            1.00        0.0036       (0.0036)      1.00

See accompanying notes to financial statements.

                                                                              81

                            BlackRock Liquidity Funds

                                            Ratio of
                                          Expenses to     Ratio of
                                            Average     Expenses to   Ratio of Net
                              Ratio of     Daily Net      Average      Investment
                            Expenses to      Assets      Daily Net     Income to
              Net Assets,     Average      (including      Assets       Average
  Total         End of       Daily Net      custody      (excluding    Daily Net
Return/11/   Period (000)      Assets       credits)      waivers)       Assets
----------------------------------------------------------------------------------
  1.99%        $593,417       0.20%         0.20%         0.41%         2.00%
  0.92          454,698       0.20          0.20          0.41          0.92
  0.94          496,630       0.20          0.19          0.40          0.93
  1.33          456,081       0.20          0.19          0.42          1.32
  2.74          542,541       0.20          0.19          0.44          2.72

  1.74%        $ 26,293       0.45%         0.45%         0.65%         1.84%
  0.68            1,347       0.45          0.44          0.66          0.66
  0.69           15,463       0.45          0.44          0.65          0.71
  1.07           29,922       0.45          0.45          0.67          1.12

  2.49           27,460       0.45          0.44          0.69          2.45
  1.48%        $    205       0.70%         0.70%         0.91%         1.50%
  0.42              120       0.70          0.70          0.90          0.40
  0.25/2/           227       0.69/2/       0.68/2/       0.91/2/       0.25/2/

  1.89%        $  3,898       0.30%         0.30%         0.51%         1.98%
  0.37            1,738       0.30/2/       0.30/2/       0.51/2/       1.00/2/

  1.18%        $ 15,777       1.00%         1.00%         1.21%         1.27%
  0.25            6,307       0.86          0.86          1.20          0.25
  0.25            3,103       0.88          0.87          1.20          0.24
  0.48/2/           668       1.00/2/       0.99/2/       1.20/2/       0.51/2/

  1.74%        $      2       0.45%         0.45%         0.87%         1.90%
  0.45                2       0.45/2/       0.45/2/       0.66/2/       0.76/2/

  1.54%        $127,509       0.64%         0.64%         1.26%         1.62%
  0.32           37,216       0.68/2/       0.68/2/       0.91/2/       0.63/2/

  1.55%        $ 15,778       0.60%         0.60%         1.01%         1.90%
  0.36                2       0.60/2/       0.60/2/       0.81/2/       0.55/2/

82

                            BlackRock Liquidity Funds

                        FINANCIAL HIGHLIGHTS (Concluded)
                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                           Dividends to    Net
                                    Net Asset              Shareholders   Asset
                                      Value        Net       From Net    Value,
                                    Beginning  Investment   Investment   End of
                                    of Period    Income       Income     Period
--------------------------------------------------------------------------------
New York Money Fund
Institutional Shares
10/31/05                              $1.00      $0.0197     $(0.0197)    $1.00
10/31/04                               1.00       0.0091      (0.0091)     1.00
10/31/03/13/                           1.00       0.0096      (0.0096)     1.00
10/31/02/13/                           1.00       0.0131      (0.0131)     1.00
10/31/01/13/                           1.00       0.0285      (0.0285)     1.00
Dollar Shares/3/
10/31/05                              $1.00      $0.0172     $(0.0172)    $1.00
10/31/04                               1.00       0.0066      (0.0066)     1.00
10/31/03/13/                           1.00       0.0071      (0.0071)     1.00
10/31/02/13/                           1.00       0.0106      (0.0106)     1.00
10/31/01/13/                           1.00       0.0260      (0.0260)     1.00
Cash Management Shares
03/03/05/1/ through 10/31/05          $1.00      $0.0114     $(0.0114)    $1.00
Administration Shares
10/31/05                              $1.00      $0.0187     $(0.0187)    $1.00
06/17/04 through 10/31/04              1.00       0.0035      (0.0035)     1.00
Bear Stearns Shares
10/31/05                              $1.00      $0.0117     $(0.0117)    $1.00
10/31/04                               1.00       0.0024      (0.0024)     1.00
10/31/03/13/                           1.00       0.0025      (0.0025)     1.00
05/20/02 through 10/31/02/13/          1.00       0.0021      (0.0021)     1.00
Bear Stearns Premier Choice Shares
10/31/05                              $1.00      $0.0172     $(0.0172)    $1.00
03/26/04 through 10/31/04              1.00       0.0043      (0.0043)     1.00
Bear Stearns Private Client Shares
10/31/05                              $1.00      $0.0152     $(0.0152)    $1.00
03/26/04 through 10/31/04              1.00       0.0030      (0.0030)     1.00
Bear Stearns Premier Shares
10/31/05                              $1.00      $0.0154     $(0.0154)    $1.00
03/26/04 through 10/31/04              1.00       0.0034      (0.0034)     1.00

/1/  Commencement of operations of share class.
/2/  Annualized.
/3/  There were no Dollar Shares outstanding during the period July 21, 1998 to
     April 10, 2000.
/4/  There were no Cash Management Shares outstanding during the periods
     December 18, 2001 to January 10, 2002 and December 06, 2002 to January 09,
     2003.
/5/  There were no Cash Management Shares outstanding during the periods October
     16, 2002 to December 02, 2002, January 17, 2003 to May 29, 2003 and June
     21, 2004 to November 16, 2004.
/6/  There were no Cash Management Shares outstanding during the period October
     16, 2002 to October 31, 2005.
/7/  There were no Cash Reserve Shares outstanding during the period August 7,
     2003 to September 15, 2003 and December 16, 2003 to October 4, 2005.

See accompanying notes to financial statements.

                                                                              83

                            BlackRock Liquidity Funds

                                       Ratio of
                                     Expenses to     Ratio of
                                       Average     Expenses to   Ratio of Net
                          Ratio of    Daily Net      Average      Investment
                        Expenses to     Assets      Daily Net     Income to
          Net Assets,     Average     (Including      Assets       Average
 Total      End of       Daily Net     Custody      (Excluding    Daily Net
Return   Period (000)      Assets      Credits)      Waivers)       Assets
-----------------------------------------------------------------------------
1.99%      $271,454       0.20%        0.20%         0.41%         1.98%
0.92        234,346       0.20         0.19          0.40          0.90
0.96        347,960       0.20         0.19          0.40          0.95
1.32        362,077       0.20         0.19          0.41          1.31
2.89        369,989       0.20         0.19          0.44          2.82

1.74%      $  5,515       0.45%        0.45%         0.66%         1.67%
0.67          5,059       0.45         0.44          0.65          0.67
0.71          5,216       0.45         0.44          0.65          0.68
1.07          4,716       0.45         0.44          0.66          1.06
2.63          3,896       0.45         0.44          0.69          2.52

1.14%      $  3,585       0.70%/2/     0.70%/2/      0.91%/2/      1.80%/2/

1.89%      $ 16,394       0.30%        0.30%         0.51%         1.84%
0.35         21,890       0.30/2/      0.30/2/       0.51/2/       0.94/2/

1.18%      $  3,831       1.00%        1.00%         1.21%         1.35%
0.24          1,420       0.83         0.82          1.20          0.21
0.25         18,652       0.91         0.90          1.20          0.25
0.46/2/      16,997       1.00/2/      0.99/2/       1.19/2/       0.46/2/

1.74%      $      2       0.45%        0.45%         0.87%         1.94%
0.43              2       0.45/2/      0.44/2/       0.65/2/       0.69/2/

1.54%      $111,739       0.64%        0.64%         1.26%         1.58%
0.30         53,933       0.69/2/      0.68/2/       0.92/2/       0.56/2/

1.56%      $  5,774       0.61%        0.61%         1.02%         1.82%
0.34              2       0.60/2/      0.59/2/       0.80/2/       0.55/2/

/8/  There were no Cash Reserve Shares outstanding during the period August 7,
     2003 to October 31, 2005.
/9/  There were no Administration Shares outstanding during the period October
     3, 2003 to May 24, 2004.
/10/ There were no Administration Shares outstanding during the period October
     7, 2003 to May 16, 2004.
/11/ Past performance is no guarantee of future results.
/12/ There were no Administration Shares outstanding during the period November
     1, 2004 to November 9, 2004 and November 19, 2004 to July 5, 2005.
/13/ Audited by other auditors.

84

                            BlackRock Liquidity Funds

                          NOTES TO FINANCIAL STATEMENTS

(A)  Organization

     BlackRock Liquidity Funds (the "Trust") is organized as a Delaware statutory trust and is registered as an open-end management investment company under the Investment Company Act of 1940, as amended. The Trust is the successor to five investment companies: (1) Temporary Investment Fund, Inc.; (2) Trust for
Federal Securities; (3) Municipal Fund for Temporary Investment; (4) Municipal
Fund for California Investors, Inc.; and (5) Municipal Fund for New York
Investors, Inc. (together, the"Predecessor Companies"). On February 10, 1999, the Predecessor Companies were each reorganized into the Trust. The financial statements and these accompanying notes relate to the Trust's ten portfolios:
TempFund, TempCash, FedFund, T-Fund, Federal Trust Fund, Treasury Trust Fund,
MuniFund, MuniCash, California Money Fund and New York Money (each a "Fund" and together, the "Funds").

     California Money Fund and New York Money Fund each offer eleven classes of shares: Administration Shares, Bear Stearns Shares, Bear Stearns Premier Shares,
Bear Stearns Premier Choice Shares, Bear Stearns Private Client Shares, Cash
Management Shares, Cash Plus Shares, Cash Reserve Shares, Dollar Shares,
Institutional Shares and Plus Shares. TempFund and MuniFund each offer ten classes of shares: Administration Shares, Bear Stearns Shares, Bear Stearns
Premier Shares, Bear Stearns Premier Choice Shares, Bear Stearns Private Client
Shares, Cash Management Shares, Cash Reserve Shares, Dollar Shares,
Institutional Shares, and Plus Shares. FedFund offers ten classes of shares:
Administration Shares, Bear Stearns Shares, Bear Stearns Premier Shares, Bear
Stearns Premier Choice Shares, Bear Stearns Private Client Shares, Cash
Management Shares, Cash Plus Shares, Cash Reserve Shares, Dollar Shares and
Institutional Shares. TempCash and MuniCash each offer nine classes of shares:
Administration Shares, Bear Stearns Premier Shares, Bear Stearns Premier Choice
Shares, Bear Stearns Private Client Shares, Cash Management Shares, Cash Plus
Shares, Cash Reserve Shares, Dollar Shares and Institutional Shares. T-Fund
offers nine classes of shares: Administration Shares, Bear Stearns Premier
Shares, Bear Stearns Premier Choice Shares, Bear Stearns Private Client Shares,
Cash Management Shares, Cash Reserve Shares, Dollar Shares, Institutional Shares
and Plus Shares. Federal Trust Fund and Treasury Trust Fund each offer eight classes of shares: Administration Shares, Bear Stearns Premier Shares, Bear
Stearns Premier Choice Shares, Bear Stearns Private Client Shares, Cash
Management Shares, Cash Reserve Shares, Dollar Shares and Institutional Shares.
As of October 31, 2005, no Plus Shares or Cash Plus Shares were outstanding.

     Effective March 1, 2005 Bear Stearns Premier Select Shares was renamed to
Bear Stearns Premier Choice Shares.

     Certain California and New York municipal obligations in the California
Money Fund and New York Money Fund, respectively, may be obligations of issuers that rely in whole or in part on California and New York State revenues, real property taxes, revenues from health care institutions, or obligations secured by mortgages on real property. Consequently, the possible effect of economic conditions in California and New York or of California and New York law on these obligations must be considered.

     Under the Trust's organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust.
However, based on experience, the Trust considers the risk of loss from such claims to be remote.

(B)  Summary of Significant Accounting Policies

     Security Valuation - Portfolio securities are valued under the amortized cost method which approximates current market value in accordance with Rule 2a-7 of the 1940 Act. Under this method, securities are valued at cost when purchased and thereafter, a constant proportionate amortization of any discount or premium is recorded until the maturity of the security. Regular review and monitoring of the valuation is performed in an attempt to avoid dilution or other unfair results to shareholders. The Trust seeks to maintain the net asset value per share of each Fund at $1.00, although there is no assurance that it will be able to do so on a continuing basis.

     Repurchase Agreements - For TempFund, TempCash, FedFund and T-Fund, the
Trust may purchase money market instruments from financial institutions, such as banks and non-bank dealers, subject to the seller's agreement to repurchase them at an agreed upon date and price. Collateral for repurchase agreements may have longer maturities than the maximum permissible remaining maturity of portfolio investments, provided the repurchase agreements themselves mature in one year or less. The seller will be required on a daily basis to maintain the value of the securities subject to the agreement at no less than the repurchase price.
Repurchase agreements with maturities in excess of seven days are subject to a seven day put feature.

                                                                              85

                            BlackRock Liquidity Funds

     Dividends to Shareholders - Dividends from net investment income are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually.

     Security Transactions and Investment Income - Investment transactions are accounted for on the trade date and the cost of investments sold and realized gains and losses thereon are determined by use of the specific identification method, generally first in first out, for both financial reporting and income tax purposes. Interest income is recorded on the accrual basis.

     Use of Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America
("generally accepted accounting principles") requires management to make estimates and assumptions that could affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

     Other - Expenses that are directly related to one of the Funds are charged directly to that Fund. Other operating expenses are prorated to the Funds on the basis of relative net assets. Class-specific expenses, such as 12b-1 service fees, are borne by that class. Income, other expenses and realized and unrealized gains and losses of a Fund are allocated to the respective class on the basis of the relative net assets each day. For the year ended October 31,
2005, the information provided below shows the various types of class-specific expenses borne directly by each class of each Fund and any associated waivers of those expenses.

     The following table provides a list of share classes offered by the Trust along with a summary of their respective class-specific fee arrangements as provided in the Trust's Shareholder Service Plans and Distribution Plans.

                                                    Shareholder     Distribution
                                                  Service Fees(1)     Fees(2)
                                                  ---------------   ------------
Institutional .................................           --              --
Dollar ........................................         0.25%             --
Cash Management ...............................         0.50%             --
Cash Reserve ..................................         0.40%             --
Administration ................................         0.10%             --
Bear Stearns ..................................         0.50%           0.35%
Bear Stearns Premier Choice ...................         0.40%           0.10%
Bear Stearns Private Client ...................         0.50%           0.35%
Bear Stearns Premier ..........................         0.50%           0.10%
Cash Plus .....................................         0.50%           0.35%
Plus(3) .......................................           --            0.25%
(1)  The difference in the level of fees is related to the type and number of services provided by the Servicing Organization. Dividends paid to shareholders of all share classes, except Institutional Shares, are reduced by such fees.

(2)  Dividends paid to shareholders of all share classes with a 12b-1 Plan are reduced by fees paid under such plan.

(3)  The Trust has adopted a Distribution and Shareholder Service Plan pursuant to which shareholders of Plus Shares will pay a class specific fee of 0.25%
     (0.40% for the New York Money and California Money Funds) on an annualized basis of the average daily net asset value of such shares. This fee reflects the provision of both distribution and sales support (12b-1) and shareholder services.

86

                            BlackRock Liquidity Funds

                    NOTES TO FINANCIAL STATEMENTS (Continued)

1. Shareholder Service Fees

                                                            Share Classes
                                  ---------------------------------------------------------------

                                                  Cash        Cash                        Bear
                                    Dollar     Management   Reserve   Administration     Stearns
                                  ---------------------------------------------------------------
TempFund ......................   $9,922,219   $1,170,099   $ 1,102     $1,240,703     $2,096,785
TempCash ......................    1,432,164           --        --             --             --
FedFund .......................      920,517           --    19,971         17,947        155,460
T-Fund ........................    1,878,263     552,882        --          9,762             --
Federal Trust Fund ............       21,745           --        --             --             --
Treasury Trust Fund ...........      672,500       67,135        --        145,760             --
MuniFund ......................      177,206      151,982        --        517,128        155,748
MuniCash ......................      180,743           --        --             --             --
California Money Fund .........       55,024        1,032        --          3,237         65,038
New York Money Fund ...........       12,979        5,049        --         17,292         17,937

                                                  Share Classes
                                  ---------------------------------------------
                                     Bear                  Bear
                                    Stearns      Bear     Stearns
                                    Private     Stearns   Premier
                                    Client      Premier   Choice        Total
                                  ---------------------------------------------
TempFund ......................   $3,470,981   $675,869   $8,160    $18,585,918
TempCash ......................           --         15        7      1,432,186
FedFund .......................      714,886    134,129        7      1,962,917
T-Fund ........................           --         --       --      2,440,907
Federal Trust Fund ............           --         --       --         21,745
Treasury Trust Fund ...........           --         --       --        885,395
MuniFund ......................      576,491    286,895        6      1,865,456
MuniCash ......................           --          7        7        180,757
California Money Fund .........      456,302     28,958        7        609,598
New York Money Fund ...........      462,858     17,445        7        533,567

2. Shareholder Service Fees Waived

                                                                Share Classes
                                  ------------------------------------------------------------------------
                                     Bear       Bear Stearns    Bear Stearns    Bear Stearns
                                   Stearns     Private Client      Premier     Premier Choice     Total
                                  ------------------------------------------------------------------------
TempFund ......................       $--         $555,357        $108,139          $2,652       $666,148
TempCash ......................        --               --              --               2              2
FedFund .......................        --          142,977          26,826               3        169,806
MuniFund ......................        --           73,863          57,207               2        131,072
MuniCash ......................        --               --              --               4              4
California Money Fund .........        --           56,115           5,513               4         61,631
New York Money Fund ...........        --           53,669           3,020               4         56,693

3. Distribution Fees

                                                                Share Classes
                                  ------------------------------------------------------------------------
                                     Bear       Bear Stearns    Bear Stearns    Bear Stearns
                                    Stearns    Private Client      Premier     Premier Choice     Total
                                  ------------------------------------------------------------------------
TempFund ......................   $1,561,436     $2,429,687       $135,174         $ 2,040      $4,128,336
TempCash ......................           --             --              3               4               7
FedFund .......................      120,914        500,420         26,826               4         648,164
MuniFund ......................      121,137        403,544         57,379               2         582,062
MuniCash ......................           --             --              3               4               7
California Money Fund .........       50,585        319,411          5,792               4         375,792
New York Money Fund ...........       13,951        324,000          3,490               4         341,445

4. Distribution Fees Waived

                                                                Share Classes
                                  ------------------------------------------------------------------------
                                     Bear       Bear Stearns    Bear Stearns    Bear Stearns
                                   Stearns     Private Client      Premier     Premier Choice     Total
                                  ------------------------------------------------------------------------
TempFund ......................       $--        $2,429,686       $135,174         $2,040       $2,566,900
TempCash ......................        --                --              3              4                7
FedFund .......................        --           500,420         26,826              4          527,250
MuniFund ......................        --           403,544         57,379              2          460,925
MuniCash ......................        --                --              3              4                7
California Money Fund .........        --           319,411          5,792              4          325,207
New York Money Fund ...........        --           324,001          3,490              4          327,494

                                                                              87

                            BlackRock Liquidity Funds

(C)  Transactions with Affiliates and Related Parties

     Pursuant to agreements between the Trust and BlackRock Institutional
Management Corporation ("BIMC"), an indirect, wholly-owned subsidiary of
BlackRock, Inc., BIMC manages the Funds and serves as Co-Administrator (as defined below). BlackRock, Inc. is an indirect, majority-owned subsidiary of The
PNC Financial Services Group, Inc. ("PNC"). PFPC Trust Co., an indirect subsidiary of PNC, is the Trust's custodian and PFPC Inc. ("PFPC"), an indirect subsidiary of PNC, is the Trust's transfer agent and Co-Administrator.

     BlackRock Distributors, Inc., ("BDI"), an indirect subsidiary of PNC, serves as the Trust's distributor.

     The Trust has entered into an Administration Agreement with PFPC and BIMC under which they provide certain administrative services (together, the
"Co-Administrators").

     In return for BIMC's advisory services, the Trust pays BIMC a fee, computed daily and payable monthly, based upon an annualized percentage of the average net assets of TempFund as follows: 0.175% of the first $1 billion, 0.15% of the next $1 billion, 0.125% of the next $1 billion, 0.10% of the next $1 billion,
0.095% of the next $1 billion, 0.09% of the next $1 billion, 0.08% of the next
$1 billion, 0.075% of the next $1 billion and 0.07% of net assets in excess of
$8 billion. With respect to TempCash, MuniFund and MuniCash, the fee payable, based on each portfolio's average daily net assets, and with respect to FedFund,
T-Fund, Federal Trust Fund and Treasury Trust Fund, the fee payable based on those Funds' combined average daily net assets, is as follows: 0.175% of the first $1 billion, 0.15% of the next $1 billion, 0.125% of the next $1 billion,
0.10% of the next $1 billion, 0.095% of the next $1 billion, 0.09% of the next
$1 billion, 0.085% of the next $1 billion and 0.08% of net assets in excess of
$7 billion. California Money Fund and New York Money Fund pay BIMC a fee,
computed daily and payable monthly, at an annual rate of 0.20% of average net assets.

     In return for their administrative services, the Trust pays the
Co-Administrators a fee, computed daily and payable monthly, based upon an annualized percentage of the average net assets of each Fund as follows: 0.175%
of the first $1 billion, 0.15% of the next $1 billion, 0.125% of the next $1 billion and 0.10% of amounts in excess of $3 billion.

     The Co-Administrators and BIMC, as investment adviser to the Funds, have contractually agreed to reduce their fees or reimburse expenses to the extent necessary to ensure that the net operating expenses (excluding class specific fees paid to Service Organizations and/or Broker/Dealers) of TempFund and
TempCash do not exceed 0.18% of their respective average net assets; and with respect to the other eight Funds, do not exceed 0.20% of their respective average net assets.

     In return for custody services provided by PFPC Trust Co., the Trust pays
PFPC Trust Co. a fee, computed daily and payable monthly, based upon an annualized percentage of the average gross assets of each Fund as follows:
0.006% of the first $10 billion, 0.055% of the next $10 billion and 0.005% of the average gross assets in excess of $20 billion. The Trust may also pay certain out-of-pocket expenses that are charged by PFPC Trust Co.

     Pursuant to the Trust's operating procedures, custodian fees may be reduced by amounts calculated on uninvested cash balances ("custody credits"). For the year ended October 31, 2005, custody credits earned were as follows: $5,718 with respect to FedFund, $74,551 with respect to T-Fund, $24 with respect to Federal
Trust Fund, $145,508 with respect to MuniFund, $125,624 with respect to
MuniCash, $21,723 with respect to California Money Fund and $7,857 with respect to New York Money Fund.

     Pursuant to the Plus Shares Distribution and Services Plan, the Cash Plus
Shares Distribution Plan, the Bear Stearns Shares Distribution Plan, the Bear
Stearns Premier Shares Distribution Plan, the Bear Stearns Premier Choice Shares
Distribution Plan and the Bear Stearns Private Client Shares Distribution Plan,
the Trust may pay BlackRock Distributors, Inc. a fee for distribution and sales support services. Currently, fees are only being paid pursuant to the Bear
Stearns Shares Distribution Plan, the Bear Stearns Premier Shares Distribution
Plan, the Bear Stearns Premier Choice Shares Distribution Plan and the Bear
Stearns Private Client Shares Distribution Plan because there are no Plus or
Cash Plus Shares outstanding. In addition, the Trust may pay Service
Organizations, including affiliates of BIMC, fees for providing certain services
("shareholder services") to their customers who own shares of the Trust's portfolios. Pursuant to its respective Shareholder Services Plan, each of the
Administration, Dollar, Cash Management, Cash Reserve, Bear Stearns, Bear
Stearns Premier, Bear Stearns Premier Choice and Bear Stearns Private Client
Shares classes are currently paying fees to Service Organizations, which may include affiliates of BIMC.

88

                            BlackRock Liquidity Funds

                    NOTES TO FINANCIAL STATEMENTS (Continued)

As of October 31, 2005, affiliated payables were as follows:

                                   PFPC and                     Other
                                  PFPC Trust                     BIMC
                                    CO. (1)      BIMC (2)   Affiliates (3)
                                  ----------   ----------   --------------
TempFund ......................    $729,060    $3,276,172      $805,741
TempCash ......................     286,068     1,265,917        76,451
FedFund .......................      92,696       387,965        76,037
T-Fund ........................      95,390       560,328        37,063
Federal Trust Fund ............       5,221         5,362            --
Treasury Trust Fund ...........      42,621       157,383        23,664
MuniFund ......................      85,304       362,284        48,764
MuniCash ......................      64,629       302,130         8,876
California Money Fund .........      29,804        97,461           534
New York Money Fund ...........      17,409        52,643         2,008

(1)  Payables to PFPC as of October 31, 2005 are for accounting, administration and transfer agent services provided to the Trust. Payables to PFPC Trust
     Co. as of October 31, 2005 are for custody services provided to the Trust.

(2)  Payables to BIMC as of October 31, 2005 are for advisory and administration services provided to the Trust.

(3)  Payables to other BIMC affiliates are for shareholder services and/or distribution and sales support services as described under the Trust's
     Shareholder Services Plans and Distribution Plans, respectively.

(D)  Capital Shares

     The Trust's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (shares) and to classify or reclassify any unissued shares into one or more additional classes of shares.

     Because the Funds have each sold and redeemed shares only at a constant net asset value of $1.00 per share, the number of shares represented by such sales, acquisitions, reinvestments and redemptions is the same as the dollar amounts shown below for such transactions.

                                                                              89

                           BlackRock Liquidity Funds

     Transactions in capital shares for each period were as follows:

                                                               TempFund
                                                 -------------------------------------
                                                      Year Ended         Year Ended
                                                  October 31, 2005   October 31, 2004
                                                 -----------------   -----------------
Shares sold:
   Institutional Shares .......................  $ 267,250,613,156   $ 195,611,078,388
   Dollar Shares ..............................     39,594,147,495      35,543,487,128
   Cash Management Shares .....................        740,139,579         940,174,162
   Cash Reserve Shares ........................          3,723,000           9,742,428
   Administration Shares ......................      1,774,682,764       2,163,253,377
   Bear Stearns Shares ........................      3,768,340,820       1,017,522,559
   Bear Stearns Private Client Shares .........      3,854,879,764         592,904,287
   Bear Stearns Premier Shares ................      1,232,058,715                  --
   Bear Stearns Premier Choice Shares .........         26,363,263                  --
Shares issued in reinvestment of dividends:
   Institutional Shares .......................        243,830,113          77,341,954
   Dollar Shares ..............................          7,323,840           2,311,328
   Cash Management Shares .....................          3,563,512             714,105
   Cash Reserve Shares ........................                 --               7,608
   Administration Shares ......................          2,135,748             121,113
   Bear Stearns Shares ........................          9,819,343             527,341
   Bear Stearns Private Client Shares .........         17,549,131             754,353
   Bear Stearns Premier Shares ................          3,886,266                  --
   Bear Stearns Premier Choice Shares .........             64,687                  --
Shares redeemed:
   Institutional Shares .......................   (264,712,599,228)   (198,316,895,559)
   Dollar Shares ..............................    (39,055,134,339)    (35,698,664,740)
   Cash Management Shares .....................       (653,575,294)       (896,254,181)
   Cash Reserve Shares ........................                 --         (16,372,544)
   Administration Shares ......................     (1,715,930,390)       (963,329,265)
   Bear Stearns Shares ........................     (3,260,970,505)       (903,851,920)
   Bear Stearns Private Client Shares .........     (3,134,108,481)       (313,194,333)
   Bear Stearns Premier Shares ................       (914,356,660)                 --
   Bear Stearns Premier Choice Shares .........        (22,806,597)                 --
                                                 -----------------   -----------------
Net increase (decrease) .....................    $   5,063,639,702   $  (1,148,622,411)
                                                 =================   =================

90

                           BlackRock Liquidity Funds

                    NOTES TO FINANCIAL STATEMENTS (Continued)

                                                               TempCash
                                                 -------------------------------------
                                                    Year Ended           Year Ended
                                                 October 31, 2005     October 31, 2004
                                                 -----------------   -----------------
Shares sold:
   Institutional Shares .......................  $ 197,892,575,885   $ 109,427,269,385
   Dollar Shares ..............................      1,819,674,347       1,529,198,003
   Bear Stearns Premier Shares ................                 --               7,969
   Bear Stearns Premier Choice Shares .........                 --               4,390
Shares issued in reinvestment of dividends:
   Institutional Shares .......................        151,306,272          58,117,990
   Dollar Shares ..............................         13,167,445           3,216,834
   Bear Stearns Premier Shares ................                 53                   8
   Bear Stearns Premier Choice Shares .........                 55                  10
Shares redeemed:
   Institutional Shares .......................   (194,313,834,478)   (112,828,540,259)
   Dollar Shares ..............................     (1,768,620,756)     (1,434,127,470)
   Bear Stearns Premier Shares ................                (32)             (5,736)
   Bear Stearns Premier Choice Shares .........                (34)             (2,254)
                                                 -----------------   -----------------
Net increase (decrease) .....................    $   3,794,268,757   $  (3,244,861,130)
                                                 =================   =================

                                                                              91

                            BlackRock Liquidity Funds

                                                              FedFund
                                                -----------------------------------
                                                   Year Ended         Year Ended
                                                October 31, 2005   October 31, 2004
                                                ----------------   ----------------
Shares sold:
 Institutional Shares .......................   $ 17,230,282,799   $ 13,749,730,536
 Dollar Shares ..............................     13,959,732,471     10,197,848,730
 Cash Reserve Shares ........................          8,189,136            298,977
 Administration Shares ......................         96,695,162                 --
 Bear Stearns Shares ........................        458,660,694         93,587,130
 Bear Stearns Private Client Shares .........        722,971,600        100,508,918
 Bear Stearns Premier Shares ................        378,310,466              6,631
 Bear Stearns Premier Choice Shares .........                 --              6,336
Shares issued in reinvestment of dividends:
 Institutional Shares .......................         22,423,147          6,246,171
 Dollar Shares ..............................            116,322             22,410
 Bear Stearns Shares ........................            711,846             48,229
 Bear Stearns Private Client Shares .........          3,673,570            155,352
 Bear Stearns Premier Shares ................            742,332                 11
 Bear Stearns Premier Choice Shares .........                 54                 15
Shares redeemed:
 Institutional Shares .......................    (16,815,931,073)   (14,036,100,725)
 Dollar Shares ..............................    (13,932,795,146)   (10,249,737,317)
 Cash Reserve Shares ........................        (15,917,781)        (4,515,153)
 Administration Shares ......................        (53,218,692)                 -
 Bear Stearns Shares ........................       (431,029,684)       (82,687,450)
 Bear Stearns Private Client Shares .........       (535,320,223)       (50,084,803)
 Bear Stearns Premier Shares ................       (292,938,904)            (4,499)
 Bear Stearns Premier Choice Shares .........                (33)            (4,204)
                                                ----------------   ----------------
Net increase (decrease) .....................   $    805,358,063   $   (274,674,705)
                                                ================   ================

                                                               T-Fund
                                                -----------------------------------
                                                   Year Ended         Year Ended
                                                October 31, 2005   October 31, 2004
                                                ----------------   ----------------
Shares sold:
 Institutional Shares .......................   $ 29,274,015,290   $ 29,241,073,578
 Dollar Shares ..............................     10,069,677,255      9,877,472,054
 Cash Management Shares .....................        236,778,976        253,141,920
 Administration Shares ......................        104,004,796            864,380
Shares issued in reinvestment of dividends:
 Institutional Shares .......................         20,391,623          5,034,285
 Dollar Shares ..............................          5,845,414            719,115
 Cash Management Shares .....................            135,062              4,106
 Administration Shares ......................            256,064              1,805
Shares redeemed:
 Institutional Shares .......................    (28,774,905,366)   (29,408,882,539)
 Dollar Shares ..............................    (10,828,307,093)    (8,846,607,879)
 Cash Management Shares .....................       (181,999,745)      (255,245,184)
 Administration Shares ......................        (84,630,360)          (806,935)
                                                ----------------   ----------------
Net increase (decrease) .....................   $   (158,738,084)  $    866,768,706
                                                ================   ================

92

                            BlackRock Liquidity Funds

                    NOTES TO FINANCIAL STATEMENTS (Continued)

                                                       Federal Trust Fund
                                              -----------------------------------
                                                 Year Ended         Year Ended
                                              October 31, 2005   October 31, 2004
                                              ----------------   ----------------
Shares sold:
 Institutional Shares .....................    $ 207,557,843      $ 837,829,134
 Dollar Shares ............................       65,291,959         73,201,793
Shares issued in reinvestment of dividends:
 Institutional Shares .....................        2,153,708            719,402
 Dollar Shares ............................           13,791             14,720
Shares redeemed:
 Institutional Shares .....................     (187,856,544)      (943,123,129)
 Dollar Shares ............................      (54,284,057)       (69,936,712)
                                               -------------      -------------
Net increase (decrease) ...................    $  32,876,700      $(101,294,792)
                                               =============      =============

                                                      Treasury Trust Fund
                                              -----------------------------------
                                                 Year Ended         Year Ended
                                              October 31, 2005   October 31, 2004
                                              ----------------   ----------------
Shares purchased:
 Institutional Shares .....................   $ 6,537,024,100    $ 6,917,334,565
 Dollar Shares ............................     1,098,295,406      1,520,979,335
 Cash Management Shares ...................       156,285,863         53,135,347
 Administration Shares ....................       493,586,169        302,135,449
Shares issued in reinvestment of dividends:
 Institutional Shares .....................         9,721,137          3,443,356
 Dollar Shares ............................         4,317,104          1,480,708
Shares redeemed:
 Institutional Shares .....................    (6,523,550,265)    (7,539,415,002)
 Dollar Shares ............................    (1,238,757,055)    (1,450,237,441)
 Cash Management Shares ...................      (134,357,397)       (60,060,067)
 Administration Shares ....................      (480,817,145)      (160,689,040)
                                              ---------------    ---------------
Net decrease ..............................   $   (78,252,083)   $  (411,892,790)
                                              ===============    ===============

                                                                              93

                            BlackRock Liquidity Funds

                                                              MuniFund
                                                 -----------------------------------
                                                    Year Ended         Year Ended
                                                 October 31, 2005   October 31, 2004
                                                 ----------------   ----------------
Shares sold:
 Institutional Shares ........................   $ 16,067,931,197   $ 13,536,702,305
 Dollar Shares ...............................      1,001,535,776        686,921,183
 Cash Management Shares ......................        103,981,101        154,422,866
 Cash Reserve Shares .........................                 --                 --
 Administration Shares .......................      1,068,978,306        941,027,134
 Bear Stearns Shares .........................        247,059,718        164,305,774
 Bear Stearns Private Client Shares ..........        796,821,952        134,719,242
 Bear Stearns Premier Shares .................        920,040,899                 --
 Bear Stearns Premier Choice Shares ..........              2,200                 --
Shares issued in reinvestment of dividends:
 Institutional Shares ........................         19,327,986          5,215,923
 Dollar Shares ...............................            229,615            115,227
 Cash Management Shares ......................            126,487             36,453
 Bear Stearns Shares .........................            399,575             51,293
 Bear Stearns Private Client Shares ..........          1,892,361            104,712
 Bear Stearns Premier Shares .................          1,072,317                 --
 Bear Stearns Premier Choice Shares ..........                 23                 --
Shares redeemed:
 Institutional Shares ........................    (15,764,765,942)   (13,279,049,460)
 Dollar Shares ...............................       (999,324,896)      (642,460,871)
 Cash Management Shares ......................        (88,447,829)      (156,767,380)
 Cash Reserve Shares .........................                 --                 --
 Administration Shares .......................       (989,961,632)      (503,437,789)
 Bear Stearns Shares .........................       (251,425,692)      (141,536,477)
 Bear Stearns Private Client Shares ..........       (688,654,236)       (83,025,280)
 Bear Stearns Premier Shares .................       (794,660,555)                --
 Bear Stearns Premier Choice Shares ..........                 (5)                --
                                                 ----------------   ----------------
Net increase .................................   $    652,158,726   $    817,344,855
                                                 ================   ================

94

                            BlackRock Liquidity Funds

                    NOTES TO FINANCIAL STATEMENTS (Continued)

                                                              MuniCash
                                                 ------------------------------------
                                                    Year Ended         Year Ended
                                                 October 31, 2005   October 31, 2004
                                                 ----------------   ----------------
Shares sold:
 Institutional Shares ........................   $ 33,673,752,825   $ 26,925,232,386
 Dollar Shares ...............................        280,552,208        211,300,606
 Bear Stearns Premier Shares .................                 --             12,004
 Bear Stearns Premier Choice Shares ..........                 --              4,398
Shares issued in reinvestment of dividends:
 Institutional Shares ........................         22,757,776         10,349,905
 Dollar Shares ...............................          1,334,219            595,082
 Bear Stearns Premier Shares .................                 33                  8
 Bear Stearns Premier Choice Shares ..........                 39                 10
Shares redeemed:
 Institutional Shares ........................    (33,830,828,166)   (26,674,048,361)
 Dollar Shares ...............................       (302,136,843)      (222,555,729)
 Bear Stearns Premier Shares .................                (22)            (9,869)
 Bear Stearns Premier Choice Shares ..........                (26)            (2,260)
                                                 ----------------   ----------------
Net increase (decrease) ......................   $   (154,567,957)  $    250,878,180
                                                 ================   ================

                                                         California Money Fund
                                                 -----------------------------------
                                                    Year Ended         Year Ended
                                                 October 31, 2005   October 31, 2004
                                                 ----------------   ----------------
Shares sold:
 Institutional Shares ........................   $ 2,901,688,067    $ 1,966,064,918
 Dollar Shares ...............................       304,347,254          8,629,261
 Cash Management Shares ......................           290,076            126,574
 Administration Shares .......................        13,855,091          4,981,520
 Bear Stearns Shares .........................       140,185,077        106,908,101
 Bear Stearns Private Client Shares ..........       740,455,112        121,118,604
 Bear Stearns Premier Shares .................       104,099,037              5,786
 Bear Stearns Premier Choice Shares ..........                --              4,400
Shares issued in reinvestment of dividends:
 Institutional Shares ........................         1,153,066             46,924
 Dollar Shares ...............................           160,964                 --
 Cash Management Shares ......................               716                677
 Bear Stearns Shares .........................           183,190             25,214
 Bear Stearns Private Client Shares ..........         1,478,317             72,021
 Bear Stearns Premier Shares .................           109,240                  9
 Bear Stearns Premier Choice Shares ..........                37                 10
Shares redeemed:
 Institutional Shares ........................    (2,764,151,755)    (2,008,074,542)
 Dollar Shares ...............................      (279,562,826)       (22,745,262)
 Cash Management Shares ......................          (206,151)          (233,547)
 Administration Shares .......................       (11,694,305)        (3,244,026)
 Bear Stearns Shares .........................      (130,896,776)      (103,729,883)
 Bear Stearns Private Client Shares ..........      (651,635,504)       (83,975,914)
 Bear Stearns Premier Shares .................       (88,432,945)            (3,651)
 Bear Stearns Premier Choice Shares ..........               (25)            (2,260)
                                                 ---------------    ---------------
Net increase (decrease) ......................   $   281,424,957    $   (14,025,066)
                                                 ===============    ===============

                                                                              95

                            BlackRock Liquidity Funds

                                                         New York Money Fund
                                                -----------------------------------
                                                   Year Ended         Year Ended
                                                October 31, 2005   October 31, 2004
                                                ----------------   ----------------
Shares sold:
 Institutional Shares .......................    $ 1,984,632,534    $ 1,363,736,757
 Dollar Shares ..............................         14,244,762         15,519,393
 Cash Management ............................         13,403,574                 --
 Administration Shares ......................         14,481,065         45,123,432
 Bear Stearns Shares ........................         46,713,167         94,724,889
 Bear Stearns Private Client Shares .........        578,182,155        150,193,745
 Bear Stearns Premier Shares ................         42,458,702              5,734
 Bear Stearns Premier Choice Shares .........                 --              4,394
Shares issued in reinvestment of dividends:
 Institutional Shares .......................          1,351,707            193,851
 Dollar Shares ..............................             83,928             35,286
 Bear Stearns Shares ........................             53,766             28,418
 Bear Stearns Private Client Shares .........          1,459,144            105,324
 Bear Stearns Premier Shares ................             62,934                  9
 Bear Stearns Premier Choice Shares .........                 37                  9
Shares redeemed:
 Institutional Shares .......................     (1,948,918,016)    (1,477,648,621)
 Dollar Shares ..............................        (13,873,563)       (15,712,952)
 Cash Management ............................         (9,818,609)                --
 Administration Shares ......................        (19,979,648)       (23,233,023)
 Bear Stearns Shares ........................        (44,356,347)      (111,985,712)
 Bear Stearns Private Client Shares .........       (521,852,034)       (96,366,083)
 Bear Stearns Premier Shares ................        (36,750,178)            (3,599)
 Bear Stearns Premier Choice Shares .........                (25)            (2,254)
                                                 ---------------    ---------------
Net increase (decrease) .....................    $   101,579,055    $   (55,281,003)
                                                 ===============    ===============

     On October 31, 2005, two shareholders held approximately 22% of the outstanding shares of TempFund, one shareholder held approximately 11% of
TempCash, two shareholders held approximately 29% of FedFund, one shareholder held approximately 41% of T-Fund, two shareholders held approximately 24% of
Treasury Trust Fund, three shareholders held approximately 61% of Federal Trust
Fund, one shareholder held approximately 15% of MuniFund, two shareholders held approximately 34% of MuniCash, two shareholders held approximately 39% of
California Money Fund and four shareholders held approximately 62% of New York
Money Fund. Some of the shareholders are comprised of omnibus accounts. Although it is considered a single shareholder for purposes of determining its percentage of ownership of a particular Fund, each omnibus account executes transactions in the Funds' shares on behalf of multiple underlying Fund shareholders.

96

                            BlackRock Liquidity Funds

                    NOTES TO FINANCIAL STATEMENTS (Continued)

(E)  At October 31, 2005, net assets consisted of:

                                                                       TempFund          TempCash         FedFund
                                                                   ---------------   ---------------   --------------
Paid-in capital ................................................   $28,044,302,793   $12,175,894,071   $3,112,745,584
Accumulated net realized loss on security transactions .........        (4,769,941)       (3,030,300)         (12,054)
                                                                   ---------------   ---------------   --------------
  Net Assets ...................................................   $28,039,532,852   $12,172,863,771   $3,112,733,530
                                                                   ===============   ===============   ==============

                                                                                    Federal Trust    Treasury Trust
                                                                       T-Fund           Fund             Fund
                                                                   --------------   -------------   --------------
Paid-in capital ................................................   $3,833,162,319    $129,598,598   $1,189,810,285
Accumulated net realized gain (loss) on security
 transactions ..................................................         (106,958)             --         (291,297)
                                                                   --------------    ------------   --------------
  Net Assets ...................................................   $3,833,055,361    $129,598,598   $1,189,518,988
                                                                   ==============    ============   ==============

                                                                                        MuniFund        MuniCash
                                                                                    --------------   --------------
Paid-in capital ................................................                    $3,085,015,153   $2,241,032,745
Undistributed net investment income ............................                            19,256           17,901
Accumulated net realized loss on security transactions .........                           (91,787)        (283,926)
                                                                                    --------------   --------------
  Net Assets ...................................................                    $3,084,942,622   $2,240,766,720
                                                                                    ==============   ==============

                                                                                    California Money   New York Money
                                                                                          Fund              Fund
                                                                                    ----------------   --------------
Paid-in capital ................................................                      $782,944,240      $418,232,216
Undistributed net investment income ............................                               929                --
Accumulated net realized gain/(loss) on security
 transactions ..................................................                           (66,007)           63,676
                                                                                      ------------      ------------
  Net Assets ...................................................                      $782,879,162      $418,295,892
                                                                                      ============      ============

(F)  Federal Tax Information

     No provision is made for Federal taxes as it is the Trust's intention to have each Fund continue to qualify for and elect the tax treatment applicable to regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to its shareholders which will be sufficient to relieve it from all or substantially all Federal income and excise taxes. Short-term capital gain distributions that are reported in the Statements of Changes in Net Assets are reported as ordinary income for
Federal tax purposes. There were no long-term capital gain distributions for the year ended October 31, 2005.

     Dividends from tax-free income and net investment income are determined in accordance with U.S. Federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United
States. These book/tax differences are either temporary or permanent in nature.
To the extent these differences are permanent, they are charged or credited to paid-in-capital or accumulated net realized gain or loss, as appropriate, in the period that the differences arise. The following permanent differences as of
October 31, 2005 attributable to redesignation of prior year distribution and to capital loss carryover expiration which for tax purposes, are not available to offset future income, were reclassified to the following accounts:

                                                  Increase (Decrease)   Increase (Decrease)
                                 Decrease in        Accumulated Net      Undistributed Net
                               Paid in-Capital   Realized Gain (Loss)    Investment Income
                               ---------------   --------------------   -------------------
FedFund ....................        $  --               $(8,302)              $8,302
Federal Trust Fund .........         (312)                  312                   --

                                                                              97

                            BlackRock Liquidity Funds

The tax character of distributions paid during the last two fiscal years were as follows:

                                      Tax-Free       Ordinary
                                       Income         Income
                                     -----------   ------------
TempFund
  10/31/05 .......................   $        --   $765,421,595
  10/31/04 .......................            --    265,474,761
TempCash
  10/31/05 .......................            --    291,076,263
  10/31/04 .......................            --    118,909,583
FedFund
  10/31/05 .......................            --     71,914,634
  10/31/04 .......................            --     25,233,866
T-Fund
  10/31/05 .......................            --     92,782,161
  10/31/04 .......................            --     29,281,477
Federal Trust Fund
  10/31/05 .......................            --      2,769,496
  10/31/04 .......................            --      1,364,763
Treasury Trust Fund
  10/31/05 .......................            --     30,456,420
  10/31/04 .......................            --     12,174,517
MuniFund
  10/31/05 .......................    54,916,818             --
  10/31/04 .......................    18,552,850             --
MuniCash
  10/31/05 .......................    47,291,523             --
  10/31/04 .......................    23,675,415             --
California Money Fund
  10/31/05 .......................    11,924,305             --
  10/31/04 .......................     4,327,555             --
New York Money Fund
  10/31/05 .......................     7,289,171             --
  10/31/04 .......................     2,938,700             --

As of October 31, 2005, the tax components of distributable
earnings/(accumulated losses) were as follows:

                                    Undistributed   Undistributed   Undistributed   Accumulated
                                       Tax-Free        Ordinary       Long-Term       Capital
                                        Income          Income      Capital Gains     Losses
                                    -------------   -------------   -------------   -----------
TempFund ......................      $       --      $51,434,298       $    --      $(4,769,941)
TempCash ......................              --       13,884,865            --       (3,030,300)
FedFund .......................              --        5,602,956            --          (12,054)
T-Fund ........................              --        8,849,364            --         (106,958)
Federal Trust Fund ............              --          110,027            --               --
Treasury Trust Fund ...........              --        1,645,274            --         (289,576)
MuniFund ......................       2,906,066               --            --          (53,660)
MuniCash ......................       1,802,817               --            --         (245,799)
California Money Fund .........         904,395               --            --          (66,007)
New York Money Fund ...........         451,727               --        63,676               --

98

                            BlackRock Liquidity Funds

                    NOTES TO FINANCIAL STATEMENTS (Concluded)

     As of October 31, 2005, the Funds had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates:

                                                            Expiring October 31
                                 ----------------------------------------------------------------------------
                                   2008       2009      2010       2011      2012        2013         Total
                                 --------   -------   --------   -------   --------   ----------   ----------
TempFund .....................   $     --   $    --   $459,902   $    --   $354,394   $3,955,645   $4,769,941
TempCash .....................         --        --        888     9,501     78,365    2,941,546    3,030,300
FedFund ......................         --        --         --        --         --       12,054       12,054
T-Fund .......................     15,846        --         --        --         --       91,112      106,958
Treasury Trust Fund ..........    111,459    91,820         --        --         --       86,297      289,576
MuniFund .....................         --        --         --        --     53,660           --       53,660
MuniCash .....................     13,010        --         --        --     77,299      155,490      245,799
California Money Fund ........         --    20,699         --    45,308         --           --       66,007

As of October 31, 2005, the following capital loss carryforwards were used to offset net taxable gains for the following Funds:

Federal Trust Fund ...........   $    62
MuniFund .....................    36,134
California Money Fund ........    21,829

As of October 31, 2005, a capital loss carryforward of $312 expired for Federal
Trust Fund.

                                                                              99

                            BlackRock Liquidity Funds

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees and Shareholders of
BlackRock Liquidity Funds:

We have audited the accompanying statements of net assets of the BlackRock
Liquidity Funds (the "Funds"), including TempFund, TempCash, FedFund, T-Fund,
Federal Trust Fund, Treasury Trust, MuniFund, MuniCash, and New York Money Fund
as of October 31, 2005, and the statement of assets and liabilities, including the schedule of investments, of California Money Fund as of October 31, 2005 and
the related statements of operations for the year then ended, and the statements of changes in net assets and the financial highlights for each of the two years in the period then ended. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights of the Funds for the periods ended
October 31, 2003, October 31, 2002 and October 31, 2001 were audited by other auditors whose report, dated December 15, 2003, expressed an unqualified opinion on those financial highlights.

We conducted our audits in accordance with the standards of the Public Company
Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2005, by correspondence with the custodians and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the respective financial positions of the Funds as of October 31, 2005, the results of their operations for the year then ended, and the changes in their net assets and their financial highlights for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP
Philadelphia, Pennsylvania
December 23, 2005

100

                            BlackRock Liquidity Funds

                                 FUND MANAGEMENT

Information pertaining to the Trustees and officers of the Trust is set forth below. The Trust's statement of additional information includes additional information about the Trustees and is available without charge, upon request, by calling 1-800-821-7432.

------------------------------------------------------------------------------------------------------------------------------------
                                            Term of                                    Number of
                                            Office                                    Portfolios                         Total Fund
                                              and                                       in Fund           Other         Compensation
                            Position(s)    Length of                                  Complex/3/      Directorships       for the
                             Held With       Time         Principal Occupation(s)      Overseen          Held by         Year Ended
Name, Address and Age/1/       Trust       Served/2/        During Past 5 Years       by Trustee         Trustee          10/31/05
------------------------------------------------------------------------------------------------------------------------------------
                                                         INTERESTED TRUSTEES
------------------------------------------------------------------------------------------------------------------------------------
Ralph L. Schlosstein/4/    Trustee,       Since 2001  President and Director,             67      Director and              N/A
Age: 54                    Chairman and               BlackRock, Inc.; Trustee:                   Chairman, BlackRock
                           President                  Visiting Board of Overseers of              Family of Closed-End
                                                      John F. Kennedy School of                   Funds; Director and
                                                      Government of Harvard                       Chairman Anthracite
                                                      University; Financial                       Capital, Inc.
                                                      Institutions Center of The
                                                      Wharton School of the
                                                      University of Pennsylvania;
                                                      American Museum of Natural
                                                      History; Trinity School; New
                                                      Visions for Public Education;
                                                      The Public Theater; The James
                                                      Beard Foundation; Board of
                                                      Advisors, Marujupu LLC.
------------------------------------------------------------------------------------------------------------------------------------
Paul L. Audet/5/           Trustee        Since 2005  Head, Cash Management and           10                                N/A
Age: 52                                               Regional Chief Operating
                                                      Officer, Delaware Office,
                                                      BlackRock, Inc. (2005 to
                                                      present); Managing Director,
                                                      BlackRock, Inc., (1998 to
                                                      present); Chief Financial
                                                      Officer, BlackRock, Inc. (1998
                                                      to 2005); Treasurer, BlackRock
                                                      Funds and BlackRock Liquidity
                                                      Funds (2002 to 2005).
------------------------------------------------------------------------------------------------------------------------------------
                                                       DISTINTERESTED TRUSTEES
------------------------------------------------------------------------------------------------------------------------------------
G. Nicholas Beckwith, III  Trustee and    Since 1999  Chairman and Chief Executive        10                               $56,000
Age: 60                    Chairman of                Officer, Arch Street
                           the                        Management, LLC; Chairman,
                           Nominating                 President and Chief Executive
                           Committee                  Officer, Beckwith Machinery
                                                      Company (until October 2005);
                                                      Chairman of the Board of
                                                      Directors, University of
                                                      Pittsburgh Medical Center
                                                      Health System; Board of
                                                      Visitors, University of
                                                      Pittsburgh School of Medicine;
                                                      Board of Directors: Shadyside
                                                      Hospital Foundation; Beckwith
                                                      Institute for Innovation in
                                                      Patient Care; UPMC
                                                      Rehabilitation Hospital;
                                                      Member: Brown University
                                                      President's Leadership
                                                      Council; Trustee, Claude
                                                      Worthington Benedum
                                                      Foundation; Chatham College;
                                                      University of Pittsburgh;
                                                      Shadyside Academy; and
                                                      Beckwith Family Foundation.
------------------------------------------------------------------------------------------------------------------------------------
Jerrold B. Harris          Trustee and    Since 1999  Until September 1, 1999,            10                               $61,000
Age: 63                    Vice Chairman              President and Chief Executive
                           of the                     Officer, VWR Scientific
                           Governance                 Products Corp.; Trustee,
                           Committee                  Ursinus College; Director,
                                                      BlackRock-Kelso Capital Corp.
------------------------------------------------------------------------------------------------------------------------------------
Rodney D. Johnson          Trustee and    Since 1999  President, Fairmount Capital        10                               $66,000
Age: 64                    Chairman of                Advisors, Inc.; Director, Fox
                           the                        Chase Cancer Center; Member of
                           Governance                 the Archdiocesan Investment
                           Committee                  Committee of the Archdiocese
                                                      of Philadelphia.
------------------------------------------------------------------------------------------------------------------------------------

                                                                             101

                            BlackRock Liquidity Funds

                           FUND MANAGEMENT (Continued)

------------------------------------------------------------------------------------------------------------------------------------
                                            Term of                                    Number of
                                            Office                                    Portfolios                         Total Fund
                                              and                                       in Fund           Other         Compensation
                            Position(s)    Length of                                  Complex/3/      Directorships       for the
                             Held With       Time         Principal Occupation(s)      Overseen          Held by         Year Ended
Name, Address and Age/1/       Trust       Served/2/        DURING PAST 5 YEARS       by Trustee         Trustee          10/31/05
------------------------------------------------------------------------------------------------------------------------------------
                                                       DISINTERESTED TRUSTEES
------------------------------------------------------------------------------------------------------------------------------------
Joseph P. Platt, Jr.       Trustee        Since 1999  Partner, Amarna Partners            10                               $56,000
Age: 58                                               (private investment company);
                                                      Chairman of the Board,
                                                      Restaurant Insurance Holding;
                                                      Director, Jones & Brown
                                                      (Canadian insurance broker);
                                                      Director and Executive Vice
                                                      President, Johnson & Higgins;
                                                      Director, Greenlight Re
                                                      (reinsurance company).
------------------------------------------------------------------------------------------------------------------------------------
Robert C. Robb, Jr.        Trustee        Since 1999  Partner, Lewis, Eckert, Robb &      10                               $56,000
Age: 60                                               Company (management and
                                                      financial consulting firm);
                                                      former Trustee, EQK Realty
                                                      Investors; former Director,
                                                      Tamaqua Cable Products
                                                      Company; former Director,
                                                      Brynwood Partners; former
                                                      Director, PNC Bank; former
                                                      Director, Brinks, Inc.
------------------------------------------------------------------------------------------------------------------------------------
Kenneth L. Urish           Trustee and    Since 1999  Managing Partner, Urish Popeck      10                               $66,000
Age: 54                    Chairman of                & Co. LLC (certified public
                           the Audit                  accountants and consultants);
                           Committee                  External Advisory Board, The
                                                      Pennsylvania State University
                                                      Accounting Department;
                                                      Trustee, The Holy Family
                                                      Foundation; AlphaSource
                                                      Procurement Systems, LP.
------------------------------------------------------------------------------------------------------------------------------------
Frederick W. Winter        Trustee        Since 1999  Professor and Dean Emeritus,        10      Director, Alkon          $56,000
Age: 60                                               Joseph M. Katz School of                    Corporation
                                                      Business - University of                    (1992-present);
                                                      Pittsburgh (since 1997).                    Director, Indotronix
                                                                                                  International
                                                                                                  (2004-present);
                                                                                                  Director, Tippman
                                                                                                  Sports
                                                                                                  (2005-present).
------------------------------------------------------------------------------------------------------------------------------------

102

                           BlackRock Liquidity Funds

                          FUND MANAGEMENT (Concluded)

----------------------------------------------------------------------------------------------------------
                                            Term of
                                             Office                                            Total Fund
                                               and                                            Compensation
                             Position(s)    Length of                                           for the
                              Held with       Time            Principal Occupation(s)          Year Ended
  Name, Address and Age         Trust        Served             During Past 5 Years             10/31/05
----------------------------------------------------------------------------------------------------------
                                              EXECUTIVE OFFICERS
----------------------------------------------------------------------------------------------------------
William McGinley             Treasurer     Since May    Managing Director, BlackRock               N/A
BlackRock Advisors, Inc.                   2005         Advisors, Inc. (since 2004);
100 Bellevue Parkway                                    Partner, PricewaterhouseCoopers LLP
Wilmington, DE 19809                                    (1998 to 2004); Treasurer,
Age: 38                                                 BlackRock Liquidity Funds (since
                                                        May 2005).
----------------------------------------------------------------------------------------------------------
Ellen L. Corson              Assistant     Since 2001   Senior Director and Vice President         N/A
PFPC Inc.                    Treasurer                  of Fund Accounting and Adminis-
301 Bellevue Parkway                                    tration, PFPC Inc. (since 2003);
Wilmington, DE 19809                                    Vice President and Director of
Age: 41                                                 Mutual Fund Accounting and
                                                        Administration, PFPC Inc.
                                                        (1997 to 2003).
----------------------------------------------------------------------------------------------------------
Brian P. Kindelan            Secretary     Since        Managing Director, BlackRock               N/A
BlackRock Advisors, Inc.                   March 2005   Advisors, Inc. (since 2005);
100 Bellevue Parkway                                    Director, BlackRock Advisors, Inc.
Wilmington, DE 19809                                    (2001-2004); Vice President,
Age: 46                                                 BlackRock Advisors, Inc.
                                                        (1998-2000); Senior Counsel,
                                                        BlackRock Advisors, Inc. (since
                                                        1998).
----------------------------------------------------------------------------------------------------------
Edward B. Baer               Assistant     Since        Director and Senior Counsel,               N/A
BlackRock Inc.               Secretary     March 2005   BlackRock, Inc. (since 2004);
40 E. 52nd Street                                       Associate, Willkie Farr & Gallagher
New York, NY 10022                                      LLP (law firm) (2000 to 2004);
Age: 37                                                 Associate, Morgan Lewis & Bockius
                                                        LLP (law firm) (1995 to 2000).
----------------------------------------------------------------------------------------------------------
Michael P. Malloy            Assistant     Since        Partner, Drinker Biddle & Reath LLP        N/A
Drinker Biddle & Reath LLP   Secretary     March 2005   (law firm).
One Logan Square
18th and Cherry Streets
Philadelphia, PA 19103
Age: 46
----------------------------------------------------------------------------------------------------------
Bartholomew A. Battista      Chief         Since        Managing Director, BlackRock, Inc.      $142,484
BlackRock, Inc.              Compliance    September    (since 2003); Chief Compliance
40 E. 52nd Street            and           2004         Officer and Anti-Money Laundering
New York, NY 10022           Anti-Money                 Compliance Officer, BlackRock, Inc.
Age: 46                      Laundering                 (since 2004); Director, BlackRock,
                             Officer                    Inc. (1998 - 2003).
----------------------------------------------------------------------------------------------------------

1    Each Trustee may be contacted by writing to the Trustee, c/o BlackRock
     Institutional Management Corporation, 100 Bellevue Parkway, Wilmington,
     Delaware 19809; Attn: Brian Kindelan.
2    Each Trustee serves until his respective successor has been duly elected and qualified. Each officer serves a one year term.
3    The Fund Complex consists of all registered investment companies for which
     BIMC, or its affiliates, serves as investment adviser.
4    Mr. Schlosstein is an "interested person" of the Trust, as that term is defined in the 1940 Act, because he is an officer of the Trust and
     BlackRock, Inc. ("BlackRock"), which is BIMC's parent, and owns securities of BlackRock.
5    Mr. Audet is an "interested person" of the Trust, as that term is defined in the 1940 Act, because he is an officer of BlackRock and owns securities of BlackRock.

                                                                             103

                            BlackRock Liquidity Funds

                       ADDITIONAL INFORMATION (Unaudited)

(A)  At a Board of Trustees meeting on November 2, 2005, the Trustees, including a majority of the Independent Trustees, voted to approve, and to recommend that the shareholders of each Fund approve, a Management Agreement with
     BIMC. It is anticipated that the Management Agreement will be proposed to shareholders at a special meeting of shareholders on or about February 3,
     2006. BIMC currently provides investment advisory services to the Funds pursuant to an existing advisory agreement (the "Existing Advisory
     Agreement"). Administrative services currently are provided to the Funds by
     BIMC and PFPC, Inc., as co-administrators, pursuant to an Amended and
     Restated Administration Agreement by and among the Trust, on behalf of the
     Funds, BIMC and PFPC (the "Administration Agreement"). If the Management
     Agreement is approved by shareholders, BIMC would be responsible for providing all the services to the Funds currently provided pursuant to both the Existing Advisory Agreement and the Administration Agreement by BIMC
     and PFPC combined. The overall services provided and fees paid under the
     Management Agreement will be identical to the services provided and fees paid currently under the Existing Advisory Agreement and Administration
     Agreement.

(B)  The Fund's Audit Committee approved engaging Deloitte & Touche LLP as the independent registered public accounting firm to audit the Fund's financial statements for the fiscal year 2005. A majority of the Fund's Board of
     Trustees, including a majority of the independent Trustees, approved the appointment of Deloitte & Touche LLP as the Fund's independent registered public accounting firm for the Fund's fiscal 2006 Audit on November 2,
     2005, subject to the right of the Fund, by a majority vote of the shareholders at any meeting called for that purpose, to terminate the appointment without penalty.

(C)  As required by the Internal Revenue Code, for the year ended October 31,
     2005, New York Money Fund is designating long-term capital gain distributions of $63,676.

104

                           BlackRock Liquidity Funds

Investment Adviser
     BlackRock Institutional Management Corporation
     Wilmington, Delaware 19809

Co-Administrator
     BlackRock Institutional Management Corporation
     Wilmington, Delaware 19809

Co-Administrator and Transfer Agent
     PFPC Inc.
     Wilmington, DE 19809

Distributor
     BlackRock Distributors, Inc.
     King of Prussia, Pennsylvania 19406

Custodian
     PFPC Trust Co.
     Philadelphia, Pennsylvania 19153

Counsel
     Drinker Biddle & Reath LLP
     Philadelphia, Pennsylvania 19103

Independent Registered Public Accountant
     Deloitte & Touche LLP
     Philadelphia, Pennsylvania 19103

The Trust has delegated proxy voting responsibilities to BlackRock, subject to the general oversight of the Trust's Board of Trustees. A description of the policies and procedures that BlackRock use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-441-7762, or on the website of the Securities and Exchange
Commission (the "Commission") at http://www.sec.gov.

Information on how proxies relating to the Trust's voting securities (if any)
were voted by BlackRock during the most recent 12-month period ended June 30th is available, upon request and without charge, by calling (800) 441-7762 or on the website of the Commission at http://www.sec.gov.

The Trust has filed its complete schedule of portfolio holdings for the third quarter of its fiscal year ended July 31, 2005 with the Commission on Form N-Q.
The Trust's Form N-Q is available on the Commission's website at
http://www.sec.gov. The Trust's Form N-Q may be reviewed and copied at the
Commission's Public reference Room in Washington, D.C. Information regarding the operation of the Public Reference Room may be obtained by calling
1-800-SEC-0330. The Trust's Form N-Q may also be obtained, upon request, by calling (800) 821-7432.

This report is submitted for the general information of the shareholders of the
Trust. It is not authorized for distribution to prospective investors unless accompanied or preceded by effective prospectuses for each portfolio of the
Trust, which contain information concerning the investment policies of the portfolios as well as other pertinent information. Statements and other information contained in this report are as dated and subject to change.

Shares of the Fund are not deposits or obligations of, or guaranteed or endorsed by, PNC Bank, National Association or any other bank, and shares are not federally insured by, guaranteed by, obligations of or otherwise supported by the U.S. Government, the Federal Deposit Insurance Corporation, the Federal
Reserve Board, or any other governmental agency. Investments in shares of the
Funds involve investment risks, including the possible loss of the principal amount invested.

                                                                [LOGO] BlackRock
BRLF-A-001

FedFund – Cash Reserve Shares

Annual Report

October 31, 2005

                           BLACKROCK LIQUIDITY FUNDS

                                    *FedFund

Shareholder Letter..........................................................1
Portfolio Summary.........................................................2-4
Statement of Net Assets...................................................5-9
Portfolio Financial Statements

  Statement of Operations..................................................10

  Statements of Changes in Net Assets......................................11
  Financial Highlights..................................................13-14
Notes to Financial Statements...........................................15-24
Report of Independent Registered Public Accounting Firm.................25-26
Fund Management.........................................................27-34
Additional Information.....................................................35

                           BLACKROCK LIQUIDITY FUNDS

100 Bellevue Parkway 4th Floor
Wilmington,DE 19809
(302) 797-2000
www.blackrock.com

December 16, 2005

Dear Shareholder:

     We are pleased to present the Annual Report to Shareholders of FedFund
Cash Reserve Shares of  BlackRock Liquidity Funds for the year ended October
31, 2005.

     BlackRock Liquidity Funds offer a variety of high quality Taxable and
Tax-Exempt Money Market Funds designed to meet the varied needs of our investors. Please contact your account representative or call our Client
Service Center at (800) 821-7432 to discuss your investment options. We welcome the opportunity to serve you.

Sincerely,

[GRAPHIC OMITTED]

Ralph L. Schlosstein
Chairman & President

                                                                               1

                                    FEDFUND

FUND PROFILE

(Portfolio Composition - % of Portfolio)

(Repurchase Agreements) (75.1)
(Agency Obligations) (24.9)

(Distribution - Weighted Average Maturity 12 days)

(1-30)(82.4)
(31-60)(16.8)
(61-90)(0.1)
(91-120)(0.1)
(121-150)(0.1)
(Over150)(0.8)

--------------------------------------------------------------------------------
EXPENSE EXAMPLE

As a shareholder of the Fund, you incur ongoing costs, including advisory fees, distribution (12b-1) and service fees, where applicable; and other Fund expenses. This Example is intended to help you understand your ongoing costs
(in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example below is based on an investment of $1,000 invested at the beginning of the period and held for the entire period May 1, 2005 to October 31, 2005.

The information under "Actual Expenses," together with the amount you invested, allows you to estimate actual expenses paid over the reporting period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60) and multiply the result by the cost

2

                                    FEDFUND

shown for your share class, in the row entitled "Expenses Incurred During
Period," to estimate the expenses paid on your account during this period.

The information under "Hypothetical Expenses" provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expense you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

                                          Actual Expenses
                            -------------------------------------------
                                                               Cash
                             Institutional      Dollar       Reserve
                            --------------- ------------- -------------
Beginning Account Value
  (05/01/05) (in Dollars)        1,000.00       1,000.00      1,000.00
Ending Account Value
 (10/31/05) (in Dollars)         1,016.20       1,015.00      1,014.20
Expenses Incurred During
 Period (05/01/05 -
 10/31/05)*                          1.02           2.29          3.05

                                                        Actual Expenses
                            ------------------------------------------------------------------------
                                                                Bear          Bear
                                                              Stearns       Stearns         Bear
                                                  Bear        Premier       Private       Stearns
                             Administration     Stearns        Choice        Client       Premier
                            ---------------- ------------- ------------- ------------- -------------
Beginning Account Value
  (05/01/05) (in Dollars)        1,000.00        1,000.00      1,000.00      1,000.00      1,000.00
Ending Account Value
 (10/31/05) (in Dollars)         1,015.70        1,012.20      1,015.00      1,014.20      1,014.20
Expenses Incurred During
 Period (05/01/05 -
 10/31/05)*                          0.96            5.07          2.29          3.05          3.05

                                                                3

                               FEDFUND

                                       Hypothetical Expenses
                                    (5% return before expenses)
                            -------------------------------------------
                                                               Cash
                             Institutional      Dollar       Reserve
                            --------------- ------------- -------------
Beginning Account Value
  (05/01/05) (in Dollars)        1,000.00       1,000.00      1,000.00
Ending Account Value
 (10/31/05) (in Dollars)         1,023.98       1,022.70      1,021.94
Expenses Incurred During
 Period (05/01/05 -
 10/31/05)*                          1.02           2.30          3.06

                                                     Hypothetical Expenses
                                                  (5% return before expenses)
                            ------------------------------------------------------------------------
                                                                Bear          Bear
                                                              Stearns       Stearns         Bear
                                                  Bear        Premier       Private       Stearns
                             Administration     Stearns        Choice        Client       Premier
                            ---------------- ------------- ------------- ------------- -------------
Beginning Account Value
  (05/01/05) (in Dollars)        1,000.00        1,000.00      1,000.00      1,000.00      1,000.00
Ending Account Value
 (10/31/05) (in Dollars)         1,024.03        1,019.90      1,022.70      1,021.94      1,021.94
Expenses Incurred During
 Period (05/01/05 -
 10/31/05)*                          0.97            5.10          2.30          3.06          3.06

*For each class of the Fund, expenses are equal to the Fund's annualized expense ratio for the period of 0.20%, 0.45%, 0.60%, 0.30%, 1.00%, 0.45%, 0.60%
and 0.60% for Institutional, Dollar, Cash Reserve, Administration, Bear
Stearns, Bear Stearns Premier Choice, Bear Stearns Private Client and Bear
Stearns Premier, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period) and 116/365 for Administration shares (to reflect the period the share class was open during the period).

4

                           BLACKROCK LIQUIDITY FUNDS
                            STATEMENT OF NET ASSETS
                                    FEDFUND

OCTOBER 31, 2005

                                                                                      PAR
                                                                      MATURITY       (000)          VALUE
                                                                     ----------   ----------   --------------
AGENCY OBLIGATIONS - 26.5%
Federal Farm Credit Bank Variable Rate Notes - 13.9%
   3.76%(b)                                                          11/01/05     $95,000      $94,983,308
   3.78%(b)                                                          11/01/05      10,000        9,999,715
   3.78%(b)                                                          11/01/05      35,000       35,000,133
   3.78%(b)                                                          11/01/05     172,000      172,004,178
   3.80%(b)                                                          11/01/05      40,000       40,000,285
   3.87%(b)                                                          11/14/05      80,000       80,012,730

                                                                                               ===========
                                                                                               432,000,349
                                                                                               -----------
Federal Home Loan Bank Bonds - 0.2%
   2.10%(c)                                                          10/13/06       7,415        7,254,242
                                                                                               -----------
Federal Home Loan Bank Discount Notes - 0.4%
   3.72%(c)                                                          11/01/05      11,576       11,576,000
                                                                                               -----------
Federal Home Loan Bank Variable Rate Notes - 8.0%
   3.10%(b)                                                          11/01/05     100,000       99,959,140
   3.89%(b)                                                          11/21/05     150,000      149,928,295

                                                                                               ===========
                                                                                               249,887,435
                                                                                               -----------
Federal Home Loan Mortgage Corp. Discount Notes - 0.6%
   4.23%(c)                                                          09/27/06      20,000       19,224,500
                                                                                               -----------
Federal National Mortgage Assoc. Discount Notes - 1.8%
   3.69%(c)                                                          11/01/05      55,321       55,321,000
                                                                                               -----------
Federal National Mortgage Assoc. Variable Rate Notes - 1.6%
   3.77%(b)                                                          11/07/05      50,000       49,968,430
                                                                                               -----------
TOTAL AGENCY OBLIGATIONS
  (Cost $825,231,956)                                                                          825,231,956
                                                                                               -----------
REPURCHASE AGREEMENTS - 79.8%
Deutsche Bank Securities, Inc.
   3.76%                                                             11/01/05     348,000      348,000,000
  (Agreement dated 09/20/05 to be repurchased at $349,526,560, collateralized by Federal Home Loan Mortgage Corp. Bonds and
   Adjustable Rate Mortgage Notes, Federal National Morgage Assoc.
   Variable Rate Notes and Bonds 3.88% to 6.00% due 05/01/14 to
   09/01/35. The market value is $358,440,000.)

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
                                                                               5

                           BLACKROCK LIQUIDITY FUNDS
                            STATEMENT OF NET ASSETS
                              FEDFUND (CONTINUED)

OCTOBER 31, 2005

                                                                                        PAR
                                                                        MATURITY       (000)           VALUE
                                                                       ----------   -----------   ---------------
REPURCHASE AGREEMENTS (Continued)
Deutsche Bank Securities, Inc.
    3.73%                                                              11/15/05     $100,000      $100,000,000
  (Agreement dated 08/22/05 to be repurchased at $100,880,694, collateralized by Federal Home Loan Mortgage Corp. Bonds and
   Adjustable Rate Mortgage Notes, Federal National Morgage Assoc.
   Variable Rate Notes and Bonds 3.88% to 6.00% due 05/01/14 to
   09/01/35. The market value is $103,000,000.)
Deutsche Bank Securities, Inc.
    3.94%                                                              12/13/05      200,000       200,000,000
  (Agreement dated 10/04/05 to be repurchased at $201,532,222, collateralized by Federal Home Loan Mortgage Corp. Bonds and
   Adjustable Rate Mortgage Notes, Federal National Morgage Assoc.
   Variable Rate Notes and Bonds 3.88% to 6.00% due 05/01/14 to
   09/01/35. The market value is $206,000,000.)
Goldman Sachs & Co.
    4.02%                                                              11/01/05      250,000       250,000,000
  (Agreement dated 10/31/05 to be repurchased at $250,027,917, collateralized by Federal National Mortgage Assoc. Variable Rate
   Notes and Bonds 4.00% to 7.00% due from 06/01/18 to 04/01/35. The market value is $257,500,000.)
Merrill Lynch Government Securities, Inc.
    3.98%                                                              11/01/05       78,580        78,580,000
  (Agreement dated 10/31/05 to be repurchased at $78,588,687, collateralized by Federal Home Loan Bank Notes and U.S. Treasury
   Notes 4.12% to 5.25% due from 08/15/08 to 06/15/20. The market value is $80,183,600.)
Merrill Lynch Government Securities, Inc.
    4.02%                                                              11/01/05      250,000       250,000,000
  (Agreement dated 10/31/05 to be repurchased at $250,027,917, collaterized by Federal Home Loan Mortgage Corp. Adjustable Rate
   Mortgage Notes and Bonds and Government National Mortgage
   Assoc. Bonds 0.00% to 6.99% due from 12/15/14 to 08/16/42. The market value is $257,502,035.)
Merrill Lynch Government Securities, Inc.
    3.75%                                                              12/01/05      150,000       150,000,000
  (Agreement dated 09/01/05 to be repurchased at $151,421,875, collateralized by Federal Home Loan Mortgage Corp. Bonds and
   Federal National Morgage Assoc. Bonds 4.00% to 6.00% due from
   11/15/11 to 03/25/31. The market value is $154,501,664.)

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
6

                           BLACKROCK LIQUIDITY FUNDS
                            STATEMENT OF NET ASSETS
                              FEDFUND (CONTINUED)

OCTOBER 31, 2005

                                                                                        PAR
                                                                        MATURITY       (000)            VALUE
                                                                       ----------   -----------   ----------------
REPURCHASE AGREEMENTS (Continued)
Morgan Stanley & Co., Inc.
    3.75%                                                              11/01/05     $200,000      $ 200,000,000
  (Agreement dated 09/20/05 to be repurchased at $200,875,000, collateralized by Federal Home Loan Mortgage Corp. Bonds, Federal
   National Mortgage Assoc. Variable Rate Notes, Bonds, and Medium
   Term Notes 3.21% to 6.50% due from 01/18/07 to 11/01/35. The market value is $206,820,199.)
Morgan Stanley & Co., Inc.
    4.01%                                                              11/01/05      205,000        205,000,000
  (Agreement dated 10/31/05 to be repurchased at $205,022,835, collateralized by Federal Home Loan Mortgage Corp. Bonds, Federal
   National Mortgage Assoc. Variable Rate Notes, Bonds, and Medium
   Term Notes 3.21% to 6.50% due from 01/18/07 to 11/01/35. The market value is $211,990,704.)
Morgan Stanley & Co., Inc.
    4.02%                                                              11/01/05      250,000        250,000,000
  (Agreement dated 10/31/05 to be repurchased at $250,027,917, collateralized by Federal Home Loan Mortgage Corp. Bonds, Federal
   National Mortgage Assoc. Variable Rate Notes, Bonds, and Medium
   Term Notes 3.21% to 6.50% due from 01/18/07 to 11/01/35. The market value is $258,525,249.)
PNC Bank, N.A.(d)
    3.76%                                                              11/01/05       52,900         52,900,000
  (Agreement dated 10/31/05 to be repurchased at $52,905,529, collateralized by Federal National Morgage Assoc. Bonds 5.00% due
   07/01/20. The market value is $185,180,559.)
UBS Securities LLC
    3.78%                                                              11/01/05      200,000        200,000,000
  (Agreement dated 10/04/05 to be repurchased at $200,588,000, collateralized by Federal Home Loan Mortgage Corp. Strips 0.00%
   due 08/01/35. The market value is $206,003,193.09.)
UBS Securities LLC
    4.03%                                                              12/13/05      200,000        200,000,000
  (Agreement dated 11/01/05 to be repurchased at $200,940,333, collateralized by Federal Home Loan Mortgage Corp. Strips 0.00%
   due from 08/01/35. The market value is $206,003,193.)

                                                                                                  =============
TOTAL REPURCHASE AGREEMENTS
  (Cost $2,484,480,000)                                                                           2,484,480,000
                                                                                                  -------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
                                                                               7

                           BLACKROCK LIQUIDITY FUNDS
                            STATEMENT OF NET ASSETS
                              FEDFUND (CONTINUED)

OCTOBER 31, 2005

                                                                   VALUE
                                                             -----------------
TOTAL INVESTMENTS IN SECURITIES -  106.3%
  (Cost $3,309,711,956(a))                                    $3,309,711,956
LIABILITIES IN EXCESS OF OTHER ASSETS -  (6.3)%
(Including $200,000,000 of investment purchases payable)        (196,978,426)
                                                              --------------
NET ASSETS -  100.0% (Applicable to 2,320,015,691
  Institutional Shares, 372,503,651 Dollar Shares,
  1,546,926 Cash Reserve Shares, 43,476,470 Adminis-
  tration Shares, 47,180,226 Bear Stearns Shares, 2,168
  Bear Stearns Premier Choice Shares, 241,904,414 Bear
  Stearns Private Client Shares and 86,116,037 Bear
  Stearns Premier Shares outstanding)                         $3,112,733,530
                                                              ==============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
8

                           BLACKROCK LIQUIDITY FUNDS
                            STATEMENT OF NET ASSETS
                              FEDFUND (CONCLUDED)

OCTOBER 31, 2005

                                             VALUE
                                          -----------
NET ASSET VALUE, OFFERING AND
  REDEMPTION PRICE PER
  INSTITUTIONAL SHARE
  ($2,320,001,092/2,320,015,691)            $  1.00
                                            =======
NET ASSET VALUE, OFFERING AND
  REDEMPTION PRICE PER
  DOLLAR SHARE
      ($372,459,733/372,503,651)            $  1.00
                                            =======
NET ASSET VALUE, OFFERING AND
  REDEMPTION PRICE PER
  CASH RESERVE SHARE
          ($1,547,101/1,546,926)            $  1.00
                                            =======
NET ASSET VALUE, OFFERING AND
  REDEMPTION PRICE PER
  ADMINISTRATION SHARE
        ($43,479,919/43,476,470)            $  1.00
                                            =======
NET ASSET VALUE, OFFERING AND
  REDEMPTION PRICE PER
  BEAR STEARNS SHARE
        ($47,204,527/47,180,226)            $  1.00
                                            =======
NET ASSET VALUE, OFFERING AND
  REDEMPTION PRICE PER
  BEAR STEARNS PREMIER CHOICE SHARE
                  ($2,168/2,168)            $  1.00
                                            =======
NET ASSET VALUE, OFFERING AND
  REDEMPTION PRICE PER
  BEAR STEARNS PRIVATE CLIENT SHARE
      ($241,912,968/241,904,414)            $  1.00
                                            =======
NET ASSET VALUE, OFFERING AND
  REDEMPTION PRICE PER
  BEAR STEARNS PREMIER SHARE
        ($86,126,022/86,116,037)            $  1.00
                                            =======

 (a) Aggregate cost for Federal income tax purposes.

 (b) Rates shown are the rates as of October 31, 2005 and maturities shown are the next interest readjustment date or the date the principal owed can be recovered through demand.

(c)  The rate shown is the effective  yield on the discount notes at the time of purchase.

(d)  Represents an investment in an affiliate.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
                                                                               9

                           BLACKROCK LIQUIDITY FUNDS
                            STATEMENT OF OPERATIONS

FOR THE YEAR ENDED OCTOBER 31, 2005

                                                               FEDFUND
                                                           ---------------
Investment Income:
  Interest income ......................................    $ 79,171,713
                                                            ------------
Expenses:
  Investment advisory fee ..............................       3,051,874
  Administration fee ...................................       4,093,218
  Custodian fee ........................................         164,628
  Transfer agent fee ...................................         200,494
  Shareholder servicing fees - class specific ..........       1,962,917
  Distribution fees - class specific ...................         648,164
  Legal fees ...........................................          39,537
  Audit fees ...........................................          21,763
  Printing .............................................          13,136
  Registration fees and expenses .......................         155,654
  Trustees' fees and expenses ..........................          24,619
  Other ................................................          98,721
                                                            ------------
Total expenses .........................................      10,474,725
                                                            ------------
Less investment advisory and administration fees
  waived ...............................................      (2,506,571)
Less distribution fees waived - class specific .........        (527,250)
Less shareholder servicing fees waived - class
  specific .............................................        (169,806)
Less custody fees paid indirectly (Note C) .............          (5,718)
                                                            ------------
Net expenses ...........................................       7,265,380
                                                            ------------
Net investment income ..................................      71,906,333
  Net realized gain (loss) from investment
    transactions .......................................         (12,054)
                                                            ------------
  Net increase in net assets resulting from
    operations .........................................    $ 71,894,279
                                                            ============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
10

                           BLACKROCK LIQUIDITY FUNDS
                      STATEMENTS OF CHANGES IN NET ASSETS

                                                                     FEDFUND
                                                      --------------------------------------
                                                          YEAR ENDED          YEAR ENDED
                                                       OCTOBER 31, 2005    OCTOBER 31, 2004
                                                      ------------------ -------------------
Increase (decrease) in net assets:
  Operations:
    Net investment income ...........................  $    71,906,333     $    25,233,866
    Net gain (loss) on investments ..................          (12,054)              9,583
                                                       ---------------     ---------------
    Net increase in net assets resulting from
      operations ....................................       71,894,279          25,243,449
                                                       ---------------     ---------------
Distributions to shareholders from:
  Net investment income:
    Institutional Shares ............................      (56,845,159)        (21,935,118)
    Dollar Shares ...................................       (9,224,103)         (3,018,104)
    Cash Management Shares ..........................                -                   -
    Cash Reserve Shares .............................          (96,410)            (71,514)
    Administration Shares ...........................         (592,542)                  -
    Bear Stearns Shares .............................         (714,543)            (48,920)
    Bear Stearns Premier Choice Shares ..............              (53)                (12)
    Bear Stearns Private Client Shares ..............       (3,691,614)           (160,187)
    Bear Stearns Premier Shares .....................         (750,210)                (11)
                                                       ---------------     ---------------
      Total distributions from net investment
       income .......................................      (71,914,634)        (25,233,866)
                                                       ---------------     ---------------
    Capital share transactions ......................      805,358,063        (274,674,705)
                                                       ---------------     ---------------
      Total increase (decrease) in net assets .......      805,337,708        (274,665,122)
Net assets:
    Beginning of period .............................    2,307,395,822       2,582,060,944
                                                       ---------------     ---------------
    End of period ...................................  $ 3,112,733,530     $ 2,307,395,822
                                                       ===============     ===============
    End of period undistributed net investment
      income ........................................  $             -     $             -

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
11

                     [THIS PAGE INTENTIONALLY LEFT BLANK.]

                           BLACKROCK LIQUIDITY FUNDS
                              FINANCIAL HIGHLIGHTS
               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                               DIVIDENDS TO       NET
                                      NET ASSET                SHAREHOLDERS      ASSET
                                        VALUE         NET        FROM NET        VALUE
                                      BEGINNING   INVESTMENT    INVESTMENT       END OF
                                      OF PERIOD     INCOME        INCOME         PERIOD
                                     =========== ============ ============== =============
       -------
       FedFund
       -------
       Institutional Shares
       10/31/05                       $   1.00    $   0.0269   $   (0.0269)   $     1.00
       10/31/04                           1.00        0.0105       (0.0105)         1.00
       10/31/035                          1.00        0.0110       (0.0110)         1.00
       10/31/025                          1.00        0.0183       (0.0183)         1.00
       10/31/015                          1.00        0.0469       (0.0469)         1.00
       Dollar Shares
       10/31/05                       $   1.00    $   0.0244   $   (0.0244)   $     1.00
       10/31/04                           1.00        0.0080       (0.0080)         1.00
       10/31/035                          1.00        0.0085       (0.0085)         1.00
       10/31/025                          1.00        0.0158       (0.0158)         1.00
       10/31/015                          1.00        0.0444       (0.0444)         1.00
       Cash Reserve Shares
       10/31/05                       $   1.00    $   0.0229   $   (0.0229)   $     1.00
       10/31/04                           1.00        0.0065       (0.0065)         1.00
       04/01/031 through 10/31/035        1.00        0.0034       (0.0034)         1.00
       Administration Shares4
       11/10/041 through 10/31/05     $   1.00    $   0.0110   $   (0.0110)   $     1.00
       Bear Stearns Shares
       10/31/05                       $   1.00    $   0.0189   $   (0.0189)   $     1.00
       10/31/04                           1.00        0.0031       (0.0031)         1.00
       10/31/035                          1.00        0.0033       (0.0033)         1.00
       05/20/021 through 10/31/025        1.00        0.0040       (0.0040)         1.00
       Bear Stearns Premier Choice Shares
       10/31/05                       $   1.00    $   0.0244   $   (0.0244)   $     1.00
       03/26/041 through 10/31/04         1.00        0.0054       (0.0054)         1.00
       Bear Stearns Private Client Shares
       10/31/05                       $   1.00    $   0.0229   $   (0.0229)   $     1.00
       03/26/041 through 10/31/04         1.00        0.0045       (0.0045)         1.00
       Bear Stearns Premier Shares
       10/31/05                       $   1.00    $   0.0227   $   (0.0227)   $     1.00
       03/26/041 through 10/31/04         1.00        0.0038       (0.0038)         1.00

      1 Commencement of operations of share class.
      2 Annualized.
      3 Past performance is no guarantee of future results.
      4 There were no Administration Shares outstanding during the period
             November 1, 2004 to November 9, 2004 and November 19, 2004 to July
             5, 2005.
      5 Audited by other auditors.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
13

                           BLACKROCK LIQUIDITY FUNDS

                                                                        RATIO OF
                                                     RATIO OF         EXPENSES TO     RATIO OF NET
                                   RATIO OF         EXPENSES TO         AVERAGE        INVESTMENT
                                 EXPENSES TO       AVERAGE DAILY       DAILY NET       INCOME TO
                 NET ASSETS        AVERAGE          NET ASSETS           ASSETS         AVERAGE
    TOTAL          END OF         DAILY NET         (INCLUDING         (EXCLUDING      DAILY NET
   RETURN3      PERIOD (000)        ASSETS       CUSTODY CREDITS)       WAIVERS)         ASSETS
============   ==============   =============   ==================   =============   =============
      2.73%     $ 2,320,001             0.20%                0.20%           0.29%           2.73%
      1.05        1,883,220             0.20                 0.20            0.29            1.04
      1.10        2,163,336             0.20                 0.20            0.28            1.10
      1.85        1,955,108             0.20                 0.20            0.26            1.82
      4.79        1,684,597             0.20                 0.20            0.27            4.61

      2.47%     $   372,460             0.45%                0.45%           0.54%           2.49%
      0.80          345,479             0.45                 0.45            0.54            0.79
      0.85          397,344             0.45                 0.45            0.53            0.87
      1.60          635,685             0.45                 0.45            0.50            1.61
      4.53          814,186             0.45                 0.45            0.52            4.18
      2.32%     $     1,547             0.60%                0.60%           0.70%           1.94%
      0.65            9,276             0.60                 0.60            0.69            0.62
      0.592          13,492             0.602                0.602           0.692           0.582

      1.10%     $    43,480             0.30%2               0.30%2          0.39%2          2.63%2
      1.91%     $    47,205             1.00%                1.00%           1.09%           2.14%
      0.31           18,837             0.95                 0.95            1.09            0.36
      0.33            7,889             0.95                 0.95            1.08            0.30
      0.892           2,728             1.002                1.002           1.082           0.872

      2.47%     $         2             0.45%                0.45%           0.87%           2.48%
      0.54                2             0.452                0.452           0.542           0.922
      2.32%     $   241,913             0.60%                0.60%           1.14%           2.59%
      0.45           50,579             0.582                0.582           0.802           0.922

      2.30%     $    86,126             0.60%                0.60%           0.89%           2.84%
      0.38                2             0.702                0.702           0.792           0.602

                                                                              14

                           BLACKROCK LIQUIDITY FUNDS
                        NOTES TO FINANCIAL STATEMENTS

(A) Organization

     BlackRock Liquidity Funds (the "Trust") is organized as a Delaware statutory trust and is registered as an open-end management investment company under the Investment Company Act of 1940, as amended. The Trust is the successor to five investment companies: (1) Temporary Investment Fund, Inc.;
(2) Trust for Federal Securities; (3) Municipal Fund for Temporary Investment;
(4) Municipal Fund for California Investors, Inc.; and (5) Municipal Fund for
New York Investors, Inc. (together, the"Predecessor Companies"). On February
10, 1999, the Predecessor Companies were each reorganized into the Trust. The financial statements and these accompanying notes relate to FedFund (the
"Fund").

     FedFund offers ten classes of shares: Administration Shares, Bear Stearns
Shares, Bear Stearns Premier Shares, Bear Stearns Premier Choice Shares, Bear
Stearns Private Client Shares, Cash Management Shares, Cash Plus Shares, Cash
Reserve Shares, Dollar Shares and Institutional Shares. As of October 31, 2005,
no Cash Plus Shares were outstanding.

     Effective March 1, 2005 Bear Stearns Premier Select Shares was renamed to
Bear Stearns Premier Choice Shares.

     Under the Trust's organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust.
However, based on experience, the Trust considers the risk of loss from such claims to be remote.

(B) Summary of Significant Accounting Policies

     Security Valuation - Portfolio securities are valued under the amortized cost method which approximates current market value in accordance with Rule
2a-7 of the 1940 Act. Under this method, securities are valued at cost when purchased and thereafter, a constant proportionate amortization of any discount or premium is recorded until the maturity of the security. Regular review and monitoring of the valuation is performed in an attempt to avoid dilution or other unfair results to shareholders. The Trust seeks to maintain

15

                           BLACKROCK LIQUIDITY FUNDS

the net asset value per share of each Fund at $1.00, although there is no assurance that it will be able to do so on a continuing basis.

     Repurchase Agreements - For FedFund, the Trust may purchase money market instruments from financial institutions, such as banks and non-bank dealers, subject to the seller's agreement to repurchase them at an agreed upon date and price. Collateral for repurchase agreements may have longer maturities than the maximum permissible remaining maturity of portfolio investments, provided the repurchase agreements themselves mature in one year or less. The seller will be required on a daily basis to maintain the value of the securities subject to the agreement at no less than the repurchase price. Repurchase agreements with maturities in excess of seven days are subject to a seven day put feature.

     Dividends to Shareholders - Dividends from net investment income are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually.

     Security Transactions and Investment Income - Investment transactions are accounted for on the trade date and the cost of investments sold and realized gains and losses thereon are determined by use of the specific identification method, generally first in first out, for both financial reporting and income tax purposes. Interest income is recorded on the accrual basis.

     Use of Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America
("generally accepted accounting principles") requires management to make estimates and assumptions that could affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

     Other - Expenses that are directly related to FedFund are charged directly to the Fund. Other operating expenses are prorated to the Fund on the basis of relative net assets. Class-specific expenses, such as 12b-1 service fees, are borne by that class. Income, other expenses and realized and unrealized gains and losses of the Fund are allocated to the respective class on the basis of the relative net assets each day. For the year ended October 31, 2005, the information provided below shows the various types of class-specific

                                                                              16

                           BLACKROCK LIQUIDITY FUNDS
                  NOTES TO FINANCIAL STATEMENTS   (Continued)

expenses borne directly by each class of FedFund and any associated waivers of those expenses.

     The following table provides a list of share classes offered by the
Trust's FedFund along with a summary of their respective class-specific fee arrangements as provided in the Trust's Shareholder Service Plans and
Distribution Plans.

                                                  SHAREHOLDER       DISTRIBUTION
                                                SERVICE FEES(1)       FEES(2)
                                               -----------------   -------------
       Institutional .......................             -                 -
       Dollar ..............................          0.25%                -
       Cash Reserve ........................          0.40%                -
       Administration ......................          0.10%                -
       Bear Stearns ........................          0.50%             0.35%
       Bear Stearns Premier Choice .........          0.40%             0.10%
       Bear Stearns Private Client .........          0.50%             0.35%
       Bear Stearns Premier ................          0.50%             0.10%
       Cash Plus ...........................          0.50%             0.35%

(1)The difference in the level of fees is related to the type and number of services provided by the Servicing Organization. Dividends paid to shareholders of all share classes, except Institutional Shares, are reduced by such fees.

(2)Dividends paid to shareholders of all share classes with a 12b-1 Plan are reduced by fees paid under such plan.

17

            BLACKROCK LIQUIDITY FUNDS

     Below are the Shareholder Service Fees, Shareholder Service Fees Waived,
Distribution Fees and Distribution Fees Waived for FedFund:

                                       SHAREHOLDER   SHAREHOLDER                  DISTRIBUTION
                                         SERVICE       SERVICE     DISTRIBUTION       FEES
                                           FEES      FEES WAIVED       FEES          WAIVED
                                      ------------- ------------- -------------- -------------
Dollar ..............................  $  920,517      $      -      $      -       $      -
Cash Reserve ........................      19,971             -             -              -
Administration ......................      17,947             -             -              -
Bear Stearns ........................     155,460             -       120,914              -
Bear Stearns Premier Choice .........           7             3             4              4
Bear Stearns Private Client .........     714,886       142,977       500,420        500,420
Bear Stearns Premier ................     134,129        26,826        26,826         26,826
                                       ----------      --------      --------       --------
Total ...............................  $1,962,917      $169,806      $648,164       $527,250
                                       ==========      ========      ========       ========

(C) Transactions with Affiliates and Related Parties

     Pursuant to agreements between the Fund and BlackRock Institutional
Management Corporation ("BIMC"), an indirect, wholly-owned subsidiary of
BlackRock, Inc., BIMC manages the Fund and serves as Co-Administrator (as defined below). BlackRock, Inc. is an indirect, majority-owned subsidiary of
The PNC Financial Services Group, Inc. ("PNC"). PFPC Trust Co., an indirect subsidiary of PNC, is the Trust's custodian and PFPC Inc. ("PFPC"), an indirect subsidiary of PNC, is the Trust's transfer agent and Co-Administrator.

     BlackRock Distributors, Inc., ("BDI"), an indirect subsidiary of PNC, serves as the Trust's distributor.

     The Trust has entered into an Administration Agreement with PFPC and BIMC under which they provide certain administrative services (together, the
"Co-Administrators").

     In return for BIMC's advisory services, the Trust pays BIMC a fee, computed daily and payable monthly, based upon its average daily net assets as combined with T-Fund, Federal Trust Fund and Treasury Trust Fund, which are other portfolios offered by the Trust, as follows: 0.175% of the first $1 billion, 0.15% of the next $1 billion, 0.125% of the next $1 billion, 0.10% of the next $1 billion, 0.095% of the next $1 billion, 0.09% of

                                                                              18

                           BLACKROCK LIQUIDITY FUNDS
                  NOTES TO FINANCIAL STATEMENTS   (Continued)

the next $1 billion, 0.085% of the next $1 billion and 0.08% of net assets in excess of $7 billion.

     In return for their administrative services, the Trust pays the
Co-Administrators a fee, computed daily and payable monthly, based upon an annualized percentage of the average net assets of the Fund as follows: 0.175%
of the first $1 billion, 0.15% of the next $1 billion, 0.125% of the next $1 billion and 0.10% of amounts in excess of $3 billion.

     The Co-Administrators and BIMC, as investment adviser to the Fund, have contractually agreed to reduce their fees or reimburse expenses to the extent necessary to ensure that the net operating expenses (excluding class specific fees paid to Service Organizations and/or Broker/Dealers) of FedFund do not
exceed 0.20% of their respective average net assets.

     In return for custody services provided by PFPC Trust Co., the Trust pays
PFPC Trust Co. a fee, computed daily and payable monthly, based upon an annualized percentage of the average gross assets of the Fund as follows:
0.006% of the first $10 billion, 0.055% of the next $10 billion and 0.005% of the average gross assets in excess of $20 billion. The Trust may also pay certain out-of-pocket expenses that are charged by PFPC Trust Co.

     Pursuant to the Trust's operating procedures, custodian fees may be reduced by amounts calculated on uninvested cash balances ("custody credits").
For the year ended October 31, 2005, custody credits earned were $5,718 for the
Fund.

     Pursuant to the Plus Shares Distribution and Services Plan, the Cash Plus
Shares Distribution Plan, the Bear Stearns Shares Distribution Plan, the Bear
Stearns Premier Shares Distribution Plan, the Bear Stearns Premier Choice
Shares Distribution Plan and the Bear Stearns Private Client Shares
Distribution Plan,  the Trust may pay BlackRock Distributors, Inc. a fee for
distribution and sales support services. Currently, fees are only being paid pursuant to the Bear Stearns Shares Distribution Plan, the Bear Stearns Premier
Shares Distribution Plan, the Bear Stearns Premier Choice Shares Distribution
Plan and the Bear Stearns Private Client Shares Distribution Plan because there are no Plus or Cash Plus Shares outstanding. In addition, the Trust may pay
Service Organizations, including affiliates of BIMC, fees for providing certain services ("shareholder services") to their customers who own

19

                           BLACKROCK LIQUIDITY FUNDS

shares of the Trust's portfolios. Pursuant to its respective Shareholder
Services Plan, each of the Administration, Dollar, Cash Management, Cash
Reserve, Bear Stearns, Bear Stearns Premier, Bear Stearns Premier Choice and
Bear Stearns Private Client Shares classes are currently paying fees to Service
Organizations, which may include affiliates of BIMC.

     As of October 31, 2005, affiliated payables were as follows:

                         PFPC AND                         OTHER
                        PFPC TRUST                         BIMC
                          CO. (1)       BIMC (2)      AFFILIATES (3)
                       ------------   ------------   ---------------
   FedFund .........   $     92,696   $    387,965   $       76,037

(1)Payables to PFPC as of October 31, 2005 are for accounting, administration and transfer agent services provided to the Trust. Payables to PFPC Trust
  Co. as of October 31, 2005 are for custody services provided to the Trust.

(2)Payables to BIMC as of October 31, 2005 are for advisory and administration services provided to the Trust.

(3)Payables to other BIMC affiliates are for shareholder services and/or distribution and sales support services as described under the Trust's
  Shareholder Services Plans and Distribution Plans, respectively.

(D) Capital Shares

     The Trust's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (shares)
and to classify or reclassify any unissued shares into one or more additional classes of shares.

     Because FedFund has sold and redeemed shares only at a constant net asset value of $1.00 per share, the number of shares represented by such sales, acquisitions, reinvestments and redemptions is the same as the dollar amounts shown below for such transactions.

                                                                              20

                           BLACKROCK LIQUIDITY FUNDS
                  NOTES TO FINANCIAL STATEMENTS   (Continued)

     Transactions in capital shares for each period were as follows:

                                                               FEDFUND
                                             -------------------------------------------
                                                  YEAR ENDED             YEAR ENDED
                                               OCTOBER 31, 2005       OCTOBER 31, 2004
                                             --------------------   --------------------
Shares sold:
  Institutional Shares ...................   $17,230,282,799        $13,749,730,536
  Dollar Shares ..........................    13,959,732,471         10,197,848,730
  Cash Reserve Shares ....................         8,189,136                298,977
  Administration Shares ..................        96,695,162                      -
  Bear Stearns Shares ....................       458,660,694             93,587,130
  Bear Stearns Private Client Shares .....       722,971,600            100,508,918
  Bear Stearns Premier Shares ............       378,310,466                  6,631
  Bear Stearns Premier Choice Shares......                 -                  6,336
Shares issued in reinvestment of
  dividends:
  Institutional Shares ...................        22,423,147              6,246,171
  Dollar Shares ..........................           116,322                 22,410
  Bear Stearns Shares ....................           711,846                 48,229
  Bear Stearns Private Client Shares .....         3,673,570                155,352
  Bear Stearns Premier Shares ............           742,332                     11
  Bear Stearns Premier Choice Shares......                54                     15
Shares redeemed:
  Institutional Shares ...................   (16,815,931,073)       (14,036,100,725)
  Dollar Shares ..........................   (13,932,795,146)       (10,249,737,317)
  Cash Reserve Shares ....................       (15,917,781)            (4,515,153)
  Administration Shares ..................       (53,218,692)                     -
  Bear Stearns Shares ....................      (431,029,684)           (82,687,450)
  Bear Stearns Private Client Shares .....      (535,320,223)           (50,084,803)
  Bear Stearns Premier Shares ............      (292,938,904)                (4,499)
  Bear Stearns Premier Choice Shares......               (33)                (4,204)
                                             ---------------        ---------------
Net increase (decrease) ..................   $   805,358,063        $  (274,674,705)
                                             ===============        ===============

     On October 31, 2005,  two shareholders held approximately 29% of the outstanding shares of FedFund. Some of the shareholders are comprised of omnibus accounts. Although it is considered a single shareholder for

21

                           BLACKROCK LIQUIDITY FUNDS

purposes of determining its percentage of ownership of the Fund, each omnibus account executes transactions in the Fund's shares on behalf of multiple underlying Fund shareholders.

(E) At October 31, 2005, net assets consisted of:

                                         FEDFUND
                                    -----------------
Paid-in capital .................    $3,112,745,584
Accumulated net realized loss on
  security transactions .........           (12,054)
                                     --------------
    Net Assets ..................    $3,112,733,530
                                     ==============

                                                22

                           BLACKROCK LIQUIDITY FUNDS
                  NOTES TO FINANCIAL STATEMENTS   (Continued)

(F) Federal Tax Information

     No provision is made for Federal taxes as it is the Trust's intention to have the Fund continue to qualify for and elect the tax treatment applicable to regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to its shareholders which will be sufficient to relieve it from all or substantially all Federal income and excise taxes. Short-term capital gain distributions that are reported in the Statements of Changes in Net Assets are reported as ordinary income for Federal tax purposes. There were no long-term capital gain distributions for the year ended October 31, 2005.

     Dividends from tax-free income and net investment income are determined in accordance with U.S. Federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the
United States. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in-capital or accumulated net realized gain or loss, as appropriate, in the period that the differences arise. The following permanent differences as of October 31, 2005 attributable to redesignation of prior year distribution and to capital loss carryover expiration which for tax purposes, are not available to offset future income, were reclassified to the following accounts:

                                      INCREASE (DECREASE)   INCREASE (DECREASE)
                     DECREASE IN        ACCUMULATED NET      UNDISTRIBUTED NET
                   PAID IN-CAPITAL   REALIZED GAIN (LOSS)    INVESTMENT INCOME
                  ----------------- ---------------------- --------------------
FedFund .........             -     $            (8,302)   $            8,302

23

            BLACKROCK LIQUIDITY FUNDS

The tax character of distributions paid during the last two fiscal years were as follows:

                          TAX-FREE        ORDINARY
                           INCOME          INCOME
                         ----------   ---------------
  FedFund
  10/31/05 ...........          -     $ 71,914,634
  10/31/04 ...........          -       25,233,866

As of October 31, 2005, the tax components of distributable earnings/

(accumulated losses) were as follows:

                     UNDISTRIBUTED     UNDISTRIBUTED     UNDISTRIBUTED      ACCUMULATED
                        TAX-FREE          ORDINARY         LONG-TERM          CAPITAL
                         INCOME            INCOME        CAPITAL GAINS        LOSSES
                    ---------------   ---------------   ---------------   --------------
FedFund .........               -     $ 5,602,956                   -     $ (12,054)

     As of October 31, 2005, the Fund had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates:

                                             EXPIRING OCTOBER 31
                    ----------------------------------------------------------------------
                     2008     2009     2010     2011     2012        2013         TOTAL
                    ------   ------   ------   ------   ------   -----------   -----------
FedFund .........      -        -        -        -        -     $ 12,054      $ 12,054

                                                                              24

                           BLACKROCK LIQUIDITY FUNDS
                       REPORT OF INDEPENDENT REGISTERED
                            PUBLIC ACCOUNTING FIRM

To the Board of Trustees and Shareholders of BlackRock Liquidity Funds:

We have audited the accompanying statement of net assets of FedFund (the
"Fund") [one of the ten funds constituting BlackRock Liquidity Funds (the
"Trust")], as of October 31, 2005 and the related statement of operations, statements of changes in net assets and the financial highlights for each of the two years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights of the Fund for the periods ended October 31, 2003, October 31, 2002 and October 31, 2001
were audited by other auditors whose report, dated December 15, 2003, expressed an unqualified opinion on those financial highlights.

We conducted our audits in accordance with the standards of the Public Company
Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2005, by correspondence with the custodians and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the
Fund as of October 31, 2005, the results of its operations for the year then ended, and the changes in its net assets and its financial highlights for each

25

                           BLACKROCK LIQUIDITY FUNDS

of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Philadelphia, Pennsylvania

December 23, 2005

                                                                              26

                           BLACKROCK LIQUIDITY FUNDS
                                FUND MANAGEMENT

     Information pertaining to the Trustees and officers of the Trust is set forth below. The Trust's statement of additional information includes additional information about the Trustees and is available without charge, upon request, by calling 1-800-821-7432.

                                 TERM OF                           NUMBER OF
                                 OFFICE                           PORTFOLIOS                   TOTAL FUND
                                   AND                              IN FUND        OTHER      COMPENSATION
     NAME,       POSITION(S)    LENGTH OF        PRINCIPAL         COMPLEX3    DIRECTORSHIPS    FOR THE
  ADDRESS AND     HELD WITH       TIME         OCCUPATION(S)       OVERSEEN       HELD BY      YEAR ENDED
      AGE1          TRUST        SERVED2    DURING PAST 5 YEARS   BY TRUSTEE      TRUSTEE       10/31/05
                                             INTERESTED TRUSTEES
 Ralph L.       Trustee,      Since 2001   President and             67       Director and   N/A
 Schlosstein4   Chairman                   Director,                          Chairman,
 Age: 54        and                        BlackRock, Inc.;                   BlackRock
                President                  Trustee: Visiting                  Family of
                                           Board of Overseers                 Closed-End
                                           of John F. Kennedy                 Funds;
                                           School of                          Director and
                                           Government of                      Chairman
                                           Harvard University;                Anthracite
                                           Financial                          Capital, Inc.
                                           Institutions Center
                                           of The Wharton
                                           School of the
                                           University of
                                           Pennsylvania;
                                           American Museum
                                           of Natural History;
                                           Trinity School; New
                                           Visions for Public
                                           Education; The
                                           Public Theater; The
                                           James Beard
                                           Foundation; Board
                                           of Advisors,
                                           Marujupu LLC.

27

                           BLACKROCK LIQUIDITY FUNDS
                          FUND MANAGEMENT (CONTINUED)

                               TERM OF                           NUMBER OF
                               OFFICE                           PORTFOLIOS                   TOTAL FUND
                                 AND                              IN FUND        OTHER      COMPENSATION
    NAME,      POSITION(S)    LENGTH OF        PRINCIPAL         COMPLEX3    DIRECTORSHIPS    FOR THE
 ADDRESS AND    HELD WITH       TIME         OCCUPATION(S)       OVERSEEN       HELD BY      YEAR ENDED
     AGE1         TRUST        SERVED2    DURING PAST 5 YEARS   BY TRUSTEE      TRUSTEE       10/31/05
 Paul L.      Trustee       Since 2005   Head, Cash                10                      N/A
 Audet5                                  Management and
 Age: 52                                 Regional Chief
                                         Operating Officer,
                                         Delaware Office,
                                         BlackRock, Inc.
                                         (2005 to present);
                                         Managing Director,
                                         BlackRock, Inc.,
                                         (1998 to present);
                                         Chief Financial
                                         Officer, BlackRock,
                                         Inc. (1998 to 2005);
                                         Treasurer,
                                         BlackRock Funds
                                         and BlackRock
                                         Liquidity Funds
                                         (2002 to 2005).

                                                28

                           BLACKROCK LIQUIDITY FUNDS
                          FUND MANAGEMENT (CONTINUED)

                                  TERM OF                           NUMBER OF
                                  OFFICE                           PORTFOLIOS                   TOTAL FUND
                                    AND                              IN FUND        OTHER      COMPENSATION
      NAME,       POSITION(S)    LENGTH OF        PRINCIPAL         COMPLEX3    DIRECTORSHIPS    FOR THE
   ADDRESS AND     HELD WITH       TIME         OCCUPATION(S)       OVERSEEN       HELD BY      YEAR ENDED
      AGE1           TRUST        SERVED2    DURING PAST 5 YEARS   BY TRUSTEE      TRUSTEE       10/31/05
                                           DISTINTERESTED TRUSTEES
 G. Nicholas     Trustee and   Since 1999   Chairman and              10                      $56,000
 Beckwith, III   Chairman of                Chief Executive
 Age: 60         the                        Officer, Arch Street
                 Nominating                 Management, LLC;
                 Committee                  Chairman,
                                            President and Chief
                                            Executive Officer,
                                            Beckwith
                                            Machinery
                                            Company (until
                                            October 2005);
                                            Chairman of the
                                            Board of Directors,
                                            University of
                                            Pittsburgh Medical
                                            Center Health
                                            System; Board of
                                            Visitors, University
                                            of Pittsburgh
                                            School of Medicine;
                                            Board of Directors:
                                            Shadyside Hospital
                                            Foundation;
                                            Beckwith Institute
                                            for Innovation in
                                            Patient Care;
                                            UPMC
                                            Rehabilitation
                                            Hospital; Member:
                                            Brown University
                                            President's
                                            Leadership
                                            Council; Trustee,
                                            Claude
                                            Worthington
                                            Benedum
                                            Foundation;
                                            Chatham College;
                                            University of
                                            Pittsburgh;
                                            Shadyside
                                            Academy; and
                                            Beckwith Family
                                            Foundation.

29

                           BLACKROCK LIQUIDITY FUNDS
                          FUND MANAGEMENT (CONTINUED)

                               TERM OF                           NUMBER OF
                               OFFICE                           PORTFOLIOS                   TOTAL FUND
                                 AND                              IN FUND        OTHER      COMPENSATION
    NAME,      POSITION(S)    LENGTH OF        PRINCIPAL         COMPLEX3    DIRECTORSHIPS    FOR THE
 ADDRESS AND    HELD WITH       TIME         OCCUPATION(S)       OVERSEEN       HELD BY      YEAR ENDED
     AGE1         TRUST        SERVED2    DURING PAST 5 YEARS   BY TRUSTEE      TRUSTEE       10/31/05
 Jerrold B.   Trustee and   Since 1999   Until September 1,        10                      $61,000
 Harris       Vice                       1999, President and
 Age: 63      Chairman of                Chief Executive
              the                        Officer, VWR
              Governance                 Scientific Products
              Committee                  Corp.; Trustee,
                                         Ursinus College;
                                         Director,
                                         BlackRock-Kelso
                                         Capital Corp.
 Rodney D.    Trustee and   Since 1999   President,                10                      $66,000
 Johnson      Chairman of                Fairmount Capital
 Age: 64      the                        Advisors, Inc.;
              Governance                 Director, Fox Chase
              Committee                  Cancer Center;
                                         Member of the
                                         Archdiocesan
                                         Investment
                                         Committee of the
                                         Archdiocese of
                                         Philadelphia.

                                                                              30

                           BLACKROCK LIQUIDITY FUNDS
                          FUND MANAGEMENT (CONTINUED)

                               TERM OF                           NUMBER OF
                               OFFICE                           PORTFOLIOS                   TOTAL FUND
                                 AND                              IN FUND        OTHER      COMPENSATION
    NAME,      POSITION(S)    LENGTH OF        PRINCIPAL         COMPLEX3    DIRECTORSHIPS    FOR THE
 ADDRESS AND    HELD WITH       TIME         OCCUPATION(S)       OVERSEEN       HELD BY      YEAR ENDED
     AGE1         TRUST        SERVED2    DURING PAST 5 YEARS   BY TRUSTEE      TRUSTEE       10/31/05
                                          DISINTERESTED TRUSTEES
 Joseph P.    Trustee       Since 1999   Partner, Amarna           10                      $ 56,000
 Platt, Jr.                              Partners (private
 Age: 58                                 investment
                                         company);
                                         Chairman of the
                                         Board, Restaurant
                                         Insurance Holding;
                                         Director, Jones &
                                         Brown (Canadian
                                         insurance broker);
                                         Director and
                                         Executive Vice
                                         President, Johnson
                                         & Higgins; Director,
                                         Greenlight Re
                                         (reinsurance
                                         company).
 Robert C.    Trustee       Since 1999   Partner, Lewis,           10                      $ 56,000
 Robb, Jr.                               Eckert, Robb &
 Age: 60                                 Company
                                         (management and
                                         financial consulting
                                         firm); former
                                         Trustee, EQK
                                         Realty Investors;
                                         former Director,
                                         Tamaqua Cable
                                         Products Company;
                                         former Director,
                                         Brynwood
                                         Partners; former
                                         Director, PNC
                                         Bank; former
                                         Director, Brinks,
                                         Inc.

31

                           BLACKROCK LIQUIDITY FUNDS
                          FUND MANAGEMENT (CONTINUED)

                                 TERM OF                           NUMBER OF
                                 OFFICE                           PORTFOLIOS                      TOTAL FUND
                                   AND                              IN FUND         OTHER        COMPENSATION
     NAME,       POSITION(S)    LENGTH OF        PRINCIPAL         COMPLEX3     DIRECTORSHIPS      FOR THE
  ADDRESS AND     HELD WITH       TIME         OCCUPATION(S)       OVERSEEN        HELD BY        YEAR ENDED
      AGE1          TRUST        SERVED2    DURING PAST 5 YEARS   BY TRUSTEE       TRUSTEE         10/31/05
 Kenneth L.     Trustee and   Since 1999   Managing Partner,         10                         $ 66,000
 Urish          Chairman of                Urish Popeck & Co.
 Age: 54        the Audit                  LLC (certified
                Committee                  public accountants
                                           and consultants);
                                           External Advisory
                                           Board, The
                                           Pennsylvania State
                                           University
                                           Accounting
                                           Department;
                                           Trustee, The Holy
                                           Family Foundation;
                                           AlphaSource
                                           Procurement
                                           Systems, LP.
 Frederick W.   Trustee       Since 1999   Professor and Dean        10       Director,         $ 56,000
 Winter                                    Emeritus, Joseph                   Alkon
 Age: 60                                   M. Katz School of                  Corporation
                                           Business -                         (1992-present);
                                           University of                      Director,
                                           Pittsburgh (since                     Indotronix
                                           1997).                             International
                                                                              (2004-present);
                                                                              Director,
                                                                              Tippman
                                                                              Sports
                                                                              ( 2005-present).

                                                32

                           BLACKROCK LIQUIDITY FUNDS
                          FUND MANAGEMENT (CONTINUED)

                                 TERM OF
                                  OFFICE                        TOTAL FUND
                                   AND          PRINCIPAL      COMPENSATION
     NAME,       POSITION(S)    LENGTH OF     OCCUPATION(S)      FOR THE
  ADDRESS AND     HELD WITH        TIME       DURING PAST 5     YEAR ENDED
      AGE           TRUST         SERVED          YEARS          10/31/05
                              EXECUTIVE OFFICERS
 William        Treasurer     Since May     Managing          N/A
                                            Director,
                                            BlackRock
                                            Advisors, Inc.
                                            (since
 McGinley                     2005          2004); Partner,
                                            PricewaterhouseCo pers
                                            LLP
 BlackRock                                  (1998 to 2004);
                                            Treasurer,
                                            BlackRock
                                            Liquidity
 Advisors,                                  Funds (since May
                                            2005).
 Inc.
 100 Bellevue
 Parkway
 Wilmington,
 DE 19809
 Age: 38
 Ellen L.       Assistant     Since 2001    Senior Director   N/A
                                            and Vice
                                            President of Fund
 Corson         Treasurer                   Accounting and
                                            Administration,
                                            PFPC Inc. (since
 PFPC Inc.                                  2003); Vice
                                            President and
                                            Director of
                                            Mutual Fund
 301 Bellevue                               Accounting and
                                            Administration,
                                            PFPC Inc. (1997
                                            to
 Parkway                                    2003).
 Wilmington,
 DE 19809
 Age: 41
 Brian P.       Secretary     Since March   Managing          N/A
                                            Director,
                                            BlackRock
                                            Advisors, Inc.
                                            (since
 Kindelan                     2005          2005); Director,
                                            BlackRock
                                            Advisors, Inc.
 BlackRock                                  (2001-2004); Vice
                                            President,
                                            BlackRock
                                            Advisors,
 Advisors,                                  Inc. (1998-2000);
                                            Senior Counsel,
                                            BlackRock
 Inc.                                       Advisors, Inc.
                                            (since 1998).
 100 Bellevue
 Parkway
 Wilmington,
 DE 19809
 Age: 46
 Edward B.      Assistant     Since March   Director and      N/A
                                            Senior Counsel,
                                            BlackRock, Inc.
 Baer           Secretary     2005          (since 2004);
                                            Associate,
                                            Willkie Farr &
                                            Gallagher
 BlackRock                                  LLP (law firm)
                                            (2000 to 2004);
                                            Associate, Morgan
 Inc.                                       Lewis & Bockius
                                            LLP (law firm)
                                            (1995 to 2000).
 40 E. 52nd
 Street
 New York,
 NY 10022
 Age: 37

33

                           BLACKROCK LIQUIDITY FUNDS
                          FUND MANAGEMENT (CONTINUED)

                                 TERM OF
                                  OFFICE                        TOTAL FUND
                                   AND          PRINCIPAL      COMPENSATION
     NAME,       POSITION(S)    LENGTH OF     OCCUPATION(S)      FOR THE
  ADDRESS AND     HELD WITH        TIME       DURING PAST 5     YEAR ENDED
      AGE           TRUST         SERVED          YEARS          10/31/05
 Michael P.     Assistant     Since March   Partner, Drinker  N/A
                                            Biddle & Reath
                                            LLP (law firm).
 Malloy         Secretary     2005
 Drinker
 Biddle &
 Reath LLP
 One Logan
 Square
 18th and
 Cherry
 Streets
 Philadelphia,
 PA 19103
 Age: 46
 Bartholomew    Chief         Since         Managing          $142,484
                                            Director,
                                            BlackRock, Inc.
                                            (since 2003);
 A. Battista    Compliance    September     Chief Compliance
                                            Officer and
                                            Anti-Money
 BlackRock,     and           2004          Laundering
                                            Compliance
                                            Officer,
                                            BlackRock, Inc.
 Inc.           Anti-Money                  (since 2004);
                                            Director,
                                            BlackRock, Inc.
                                            (1998 -
 40 E. 52nd     Laundering                  2003).
 Street         Officer
 New York,
 NY 10022
 Age: 46

  1 Each Trustee may be contacted by writing to the Trustee, c/o BlackRock
    Institutional Management Corporation, 100 Bellevue Parkway, Wilmington,
    Delaware 19809; Attn: Brian Kindelan.

  2 Each Trustee serves until his respective successor has been duly elected and qualified. Each officer serves a one year term.

  3 The Fund Complex consists of all registered investment companies for which
    BIMC, or its affiliates, serves as investment adviser.

  4 Mr. Schlosstein is an "interested person" of the Trust, as that term is defined in the 1940 Act, because he is an officer of the Trust and
    BlackRock, Inc. ("BlackRock"), which is BIMC's parent, and owns securities of BlackRock.

  5 Mr. Audet is an "interested person" of the Trust, as that term is defined in the 1940 Act, because he is an officer of BlackRock and owns securities of BlackRock.

                                                                              34

                           BLACKROCK LIQUIDITY FUNDS
                       ADDITIONAL INFORMATION (UNAUDITED)

(A) At a Board of Trustees meeting on November 2, 2005, the Trustees, including a majority of the Independent Trustees, voted to approve, and to recommend that the shareholders of the Fund approve, a Management Agreement with
     BIMC. It is anticipated that the Management Agreement will be proposed to shareholders at a special meeting of shareholders on or about February 3,
     2006. BIMC currently provides investment advisory services to the Fund pursuant to an existing advisory agreement (the "Existing Advisory
     Agreement"). Administrative services currently are provided to the Fund by
     BIMC and PFPC, Inc., as co-administrators, pursuant to an Amended and
     Restated Administration Agreement by and among the Trust, on behalf of the
     Fund, BIMC and PFPC (the "Administration Agreement"). If the Management
     Agreement is approved by shareholders, BIMC would be responsible for providing all the services to the Fund currently provided pursuant to both the Existing Advisory Agreement and the Administration Agreement by BIMC
     and PFPC combined. The overall services provided and fees paid under the
     Management Agreement will be identical to the services provided and fees paid currently under the Existing Advisory Agreement and Administration
     Agreement.

(B) The Fund's Audit Committee approved engaging Deloitte & Touche LLP as the independent registered public accounting firm to audit the Fund's financial statements for the fiscal year 2005. A majority of the Fund's
     Board of Trustees, including a majority of the independent Trustees, approved the appointment of Deloitte & Touche LLP as the Fund's independent registered public accounting firm for the Fund's fiscal 2006
     Audit on November 2, 2005, subject to the right of the Fund, by a majority vote of the shareholders at any meeting called for that purpose, to terminate the appointment without penalty.

35

Investment Advisor BlackRock Institutional Management Corporation

Co-Administrators BlackRock Institutional Management Corporation PFPC Inc.

Distributor BlackRock Distributors, Inc.

Counsel Drinker Biddle & Reath LLP

Independent Registered Public Accountants Deloitte & Touche LLP

Custodian PFPC Trust Company

Transfer Agent PFPC Inc.

The Trust has delegated proxy voting responsibilities to BlackRock, subject to the general oversight of the Trust’s Board of Trustees. A description of the policies and procedures that BlackRock uses to determine how to vote proxies relating to portfolio securities are available without charge, upon request, by calling 1-800-441-7762, or on the website of the Securities and Exchange Commission (the “Commission”) at http://www.sec.gov.

Information on how proxies relating to the Trust’s voting securities (if any) were voted by BlackRock during the most recent 12-month period ended June 30th is available, upon request and without charge, by calling (800) 441-7762 or on the website of the Commission at http://www.sec.gov.

The Trust has filed its complete schedule of portfolio holdings for the third quarter of its fiscal year ended July 31, 2005 with the Commission on Form N-Q, which is available on the Commission’s website at http://www.sec.gov. The Trust’s form N-Q, when available, may be reviewed and copied at the Commission’s Public reference Room in Washington, D.C. Information regarding the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Trust’s Form N-Q, when available, may also be obtained, upon request, by calling (800) 821-7432.

This report is submitted for the general information of the shareholders of the Trust. It is not authorized for distribution to prospective investors unless accompanied or preceded by effective prospectuses for each portfolio of the Trust, which contain information concerning the investment policies of the portfolios as well as other pertinent information. Statements and other information contained in this report are as dated and subject to change.

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Shares of the Fund are not deposits or obligations of, or
guaranteed or endorsed by, PNC Bank, National
Association or any other bank, and shares are not federally
insured by, guaranteed by, obligations of or otherwise
supported by the U.S. Government, the Federal Deposit
Insurance Corporation, the Federal Reserve Board, or any
other governmental agency. Investments in shares of the
Funds involve investment risks, including the possible loss
of the principal amount invested.

Item 2. Code of Ethics.

(a)	As of the end of the period covered by this report, the Registrant has adopted a code of ethics (the “Code of Ethics”) that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions regardless of whether these individuals are employed by the Registrant or a third party.

(b)	Not applicable.

(c)	The Registrant has not amended its Code of Ethics during the period covered by this shareholder report presented in Item 1 hereto.

(d)	The Registrant has not granted a waiver or an implicit waiver from a provision of its Code of Ethics during the period covered by the shareholder report presented in Item 1 hereto.

(e)	Not applicable.

(f)	The Registrant’s Code of Ethics is attached as an Exhibit hereto.

Item 3. Audit Committee Financial Expert.

The Registrant’s Board of Trustees has determined that it has one audit committee financial expert (as defined in Item 3 of Form N-CSR) serving on its audit committee. Kenneth L. Urish is the “audit committee financial expert” and is “independent” (as each term is defined in Item 3 of Form N-CSR).

Item 4. Principal Accountant Fees and Services.

Audit Fees

(a)	The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the Registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were $171,000 for the fiscal year ended October 31, 2005 and $171,000 for the fiscal year ended October 31, 2004.

Audit-Related Fees

(b)	The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the Registrant’s financial statements and are not reported under Item 4(a) were $32,000 for the fiscal year ended October 31, 2005 and $10,500 for the fiscal year ended October 31, 2004. The services were for security counts per Rule 17f-2 under the Investment Company Act of 1940, as amended (the “1940 Act”).

Tax Fees

(c)	The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning were $36,750 for the fiscal year ended October 31, 2005 and $0 for the fiscal year ended October 31, 2004. The nature of these services was federal, state and local income and excise tax review, related advice and planning and miscellaneous tax advice.

All Other Fees

(d)	The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in Items 4(a) through (c) were $5,000 for the fiscal year ended October 31, 2005 and $0 for the fiscal year ended October 31, 2004. These fees were related to the review of and consent to the N-1A filings.

Audit Committee Pre-Approval Policies and Procedures

(e)(1)	The Audit Committee Pre-Approval Policy (“Policy”) adopted by the Audit Committee of the Trust sets forth the procedures and conditions pursuant to which the Audit Committee of the Board of Trustees of the Trust is required to pre-approve all audit and non-audit services to be provided by the Trust’s independent auditor to the Trust, and all non-audit services to be provided by the Trust’s independent auditor to BlackRock Institutional Management Corporation (“BlackRock”) or any entity controlling, controlled by or under common control with BlackRock that provides ongoing services to the Trust (together with BlackRock, the “Related Entities”), but only if the non-audit services to be provided to the Related Entities would have a direct impact on the operations or financial reporting of the Trust. Unless a type of service to be provided by the independent auditor is pre-approved in accordance with the terms of the Policy, it will require specific pre-approval by the Audit Committee or by any member of the Audit Committee to which pre-approval authority has been delegated.

The appendices to the Policy describe the Audit, Audit-Related, Tax and All Other services that have been pre-approved under the Policy.

For intervals between the scheduled meetings of the Audit Committee, the Audit Committee delegated pre-approval authority under the Policy to the Chairman of the Audit Committee (the “Chairman”). The Chairman shall report any pre-approval decisions under this Policy to the Audit Committee at its next scheduled meeting.

(e)(2)	None of the services described in each of Items 4(b) through (d) were approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	The percentage of hours expended on the principal accountant’s engagement to audit the Registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees was zero.

(g)

The aggregate non-audit fees billed by the Registrant’s accountant for services rendered to the Registrant, the Adviser (except for any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) and any entity controlling, controlled by, or under common control with the Adviser that provides ongoing services to the Registrant for each of the last two fiscal years were $1,834,700 for the fiscal year ended October 31, 2005 and $1,350,100 for the fiscal year ended October 31, 2004.

(h)	The Registrant’s audit committee of the Board of Trustees has considered whether the provision of non-audit services that were rendered to the Registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

The Registrant’s Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the Registrant’s Board of Trustees, where those changes were implemented after the Registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.

Item 11. Controls and Procedures.

(a)	The Registrant’s principal executive officer and principal financial officer have evaluated the Registrant’s disclosure controls and procedures within 90 days of this filing and have concluded, as of that date, that the Registrant’s disclosure controls and procedures were reasonably designed to ensure that information required to be disclosed by the Registrant in this Form N-CSR was recorded, processed, summarized, and reported within the required time periods and that information required to be disclosed by the Registrant in this Form N-CSR was accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Code of Ethics that is the subject of the disclosure required by Item 2 is attached hereto as EX-99.CODE ETH.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto as EX-99.CERT.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as EX-99. 906 CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	BlackRock Liquidity Funds

By (Signature and Title)	/s/ Ralph L. Schlosstein
Ralph L. Schlosstein, President
(principal executive officer)

Date	January 9, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Ralph L. Schlosstein
Ralph L. Schlosstein, President
(principal executive officer)

Date	January 9, 2006

By (Signature and Title)	/s/ William McGinley
William McGinley, Treasurer
(principal financial officer)

Date	January 6, 2006